Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-7.18%
Banks-0.90%
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	$20,958,000	$20,955,898
Broadline Retail-0.84%
Amazon.com, Inc., 4.60%, 12/01/2025	19,730,000	19,730,000
Electric Utilities-0.74%
Duke Energy Corp., 5.00%, 12/08/2025	7,890,000	7,890,780
Florida Power & Light Co., 3.13%, 12/01/2025	9,471,000	9,471,000
		17,361,780
Financial Services-2.69%
Visa, Inc., 3.15%, 12/14/2025	63,140,000	63,108,566
Health Care Providers & Services-0.34%
McKesson Corp., 0.90%, 12/03/2025	7,888,000	7,886,436
Insurance-0.91%
Allstate Corp. (The), 0.75%, 12/15/2025	9,471,000	9,457,742
Aon Global Ltd., 3.88%, 12/15/2025	11,834,000	11,832,078
		21,289,820
	Principal Amount	Value
Life Sciences Tools & Services-0.29%
Illumina, Inc., 5.80%, 12/12/2025	$6,890,000	$6,891,779
Wireless Telecommunication Services-0.47%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	11,046,000	11,042,676
Total U.S. Dollar Denominated Bonds & Notes (Cost $168,252,411)		168,266,955
	Shares
Money Market Funds-93.80%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(b)(c) (Cost $2,198,097,964)	2,198,097,964	2,198,097,964
TOTAL INVESTMENTS IN SECURITIES-100.98% (Cost $2,366,350,375)		2,366,364,919
OTHER ASSETS LESS LIABILITIES-(0.98)%		(23,049,754)
NET ASSETS-100.00%		$2,343,315,165

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,274,791,055	$1,241,779,380	$(318,472,471)	$-	$-	$2,198,097,964	$19,388,725
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,138,502	1,515,810	(7,654,312)	-	-	-	20,726 *
Invesco Private Prime Fund	15,969,157	3,580,151	(19,549,352)	(1,357)	1,401	-	55,651 *
Total	$1,296,898,714	$1,246,875,341	$(345,676,135)	$(1,357)	$1,401	$2,198,097,964	$19,465,102

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.70%
Aerospace & Defense-2.38%
Boeing Co. (The)
2.75%, 02/01/2026	$12,487,000	$12,451,618
2.20%, 02/04/2026	49,482,000	49,284,363
General Dynamics Corp.
1.15%, 06/01/2026(b)	4,450,000	4,390,159
2.13%, 08/15/2026(b)	4,489,000	4,433,473
Lockheed Martin Corp., 3.55%, 01/15/2026	8,877,000	8,870,502
RTX Corp.
5.00%, 02/27/2026	4,443,000	4,447,979
2.65%, 11/01/2026	6,369,000	6,294,429
5.75%, 11/08/2026	11,248,000	11,414,477
		101,587,000
Air Freight & Logistics-0.26%
FedEx Corp., 3.25%, 04/01/2026(b)	6,729,000	6,710,209
United Parcel Service, Inc., 2.40%, 11/15/2026	4,489,000	4,429,341
		11,139,550
Automobiles-4.48%
American Honda Finance Corp.
4.95%, 01/09/2026	7,521,000	7,525,696
4.75%, 01/12/2026	4,447,000	4,449,664
5.25%, 07/07/2026	8,521,000	8,584,297
1.30%, 09/09/2026	6,729,000	6,597,458
2.30%, 09/09/2026	4,489,000	4,431,064
4.40%, 10/05/2026(b)	6,281,000	6,302,730
Ford Motor Co., 4.35%, 12/08/2026	13,498,000	13,463,439
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	10,661,000	10,659,301
6.95%, 03/06/2026	11,696,000	11,748,437
6.95%, 06/10/2026(b)	7,944,000	8,026,030
2.70%, 08/10/2026	13,259,000	13,085,904
5.13%, 11/05/2026(b)	10,800,000	10,854,131
PACCAR Financial Corp.
4.45%, 03/30/2026(b)	4,448,000	4,455,693
5.20%, 11/09/2026	4,489,000	4,545,490
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026(b)	8,871,000	8,799,662
5.28%, 07/13/2026	4,425,000	4,457,150
Toyota Motor Credit Corp.
4.80%, 01/05/2026	7,979,000	7,983,115
0.80%, 01/09/2026(b)	6,197,000	6,175,198
5.20%, 05/15/2026	6,729,000	6,767,854
4.45%, 05/18/2026	12,478,000	12,506,206
1.13%, 06/18/2026(b)	8,999,000	8,866,176
4.55%, 08/07/2026	6,729,000	6,759,052
5.00%, 08/14/2026	5,833,000	5,876,567
5.40%, 11/20/2026(b)	8,093,000	8,216,993
		191,137,307
Banks-22.97%
Bank of America Corp.
4.45%, 03/03/2026	17,987,000	18,008,409
3.50%, 04/19/2026	22,487,000	22,439,340
4.25%, 10/22/2026	17,987,000	18,027,474
Bank of America N.A., 5.53%, 08/18/2026	17,994,000	18,165,274
	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada)
5.30%, 06/05/2026(b)	$12,144,000	$12,218,483
5.27%, 12/11/2026(b)	10,342,000	10,483,361
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026	11,092,000	11,099,913
1.05%, 03/02/2026	8,551,000	8,486,352
1.35%, 06/24/2026(b)	6,729,000	6,634,415
1.30%, 09/15/2026(b)	8,093,000	7,926,114
5.35%, 12/07/2026	10,342,000	10,482,724
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	18,445,000	18,517,633
BPCE S.A. (France), 3.38%, 12/02/2026	5,385,000	5,355,913
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026(b)	7,625,000	7,747,434
Capital One N.A., 3.45%, 07/27/2026	8,997,000	8,958,060
Citibank N.A.
5.44%, 04/30/2026	17,938,000	18,022,287
4.93%, 08/06/2026	13,557,000	13,630,727
5.49%, 12/04/2026(b)	17,937,000	18,188,116
Citigroup, Inc.
3.70%, 01/12/2026	17,937,000	17,929,552
4.60%, 03/09/2026	13,448,000	13,463,177
3.40%, 05/01/2026(b)	17,937,000	17,886,985
3.20%, 10/21/2026	26,906,000	26,710,916
4.30%, 11/20/2026	8,969,000	8,985,548
Cooperatieve Rabobank U.A. (Netherlands)
4.85%, 01/09/2026	9,082,000	9,087,740
3.75%, 07/21/2026	13,504,000	13,456,666
4.33%, 08/28/2026	4,481,000	4,497,076
5.50%, 10/05/2026(b)	6,281,000	6,366,008
Fifth Third Bank N.A., 3.85%, 03/15/2026	6,725,000	6,715,774
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	15,816,000	15,827,862
4.38%, 11/23/2026	8,027,000	8,051,509
JPMorgan Chase & Co.
3.30%, 04/01/2026	22,497,000	22,441,126
3.20%, 06/15/2026	16,094,000	16,021,165
2.95%, 10/01/2026(b)	26,986,000	26,774,614
7.63%, 10/15/2026(b)	5,862,000	6,047,228
4.13%, 12/15/2026	18,764,000	18,793,813
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	24,676,000	24,952,662
KeyBank N.A.
4.70%, 01/26/2026	4,422,000	4,423,185
3.40%, 05/20/2026	5,300,000	5,274,185
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	13,465,000	13,473,010
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	11,480,000	11,482,608
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	21,372,000	21,358,287
2.76%, 09/13/2026(b)	8,997,000	8,914,211
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	9,033,000	8,952,069
Morgan Stanley Bank N.A.
4.75%, 04/21/2026(b)	13,287,000	13,311,813
5.88%, 10/30/2026(b)	14,858,000	15,102,125
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Banks-(continued)
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	$13,296,000	$13,325,778
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	6,193,000	6,075,648
Royal Bank of Canada (Canada)
4.88%, 01/12/2026	8,999,000	9,007,974
1.15%, 07/14/2026(b)	6,729,000	6,612,599
5.20%, 07/20/2026	8,999,000	9,069,747
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	8,965,000	8,929,998
5.46%, 01/13/2026	16,146,000	16,162,850
3.78%, 03/09/2026	13,448,000	13,440,718
5.88%, 07/13/2026	7,708,000	7,794,380
2.63%, 07/14/2026	20,177,000	20,003,393
1.40%, 09/17/2026	17,937,000	17,572,082
3.01%, 10/19/2026(b)	13,448,000	13,335,432
Toronto-Dominion Bank (The) (Canada)
5.10%, 01/09/2026	6,729,000	6,735,345
5.53%, 07/17/2026	16,196,000	16,352,090
5.26%, 12/11/2026	4,489,000	4,548,525
4.57%, 12/17/2026	12,592,000	12,675,087
Truist Bank
3.30%, 05/15/2026	6,684,000	6,660,116
3.80%, 10/30/2026	7,486,000	7,464,698
U.S. Bancorp
Series V, 2.38%, 07/22/2026	12,144,000	12,032,319
Series W, 3.10%, 04/27/2026	8,834,000	8,800,787
UBS AG (Switzerland)
1.25%, 06/01/2026	8,706,000	8,591,931
1.25%, 08/07/2026	14,676,000	14,426,091
Wells Fargo & Co.
3.00%, 04/22/2026	31,488,000	31,347,775
4.10%, 06/03/2026	21,922,000	21,921,102
3.00%, 10/23/2026	31,049,000	30,759,903
Wells Fargo Bank N.A.
4.81%, 01/15/2026	15,915,000	15,919,505
5.45%, 08/07/2026	19,789,000	19,963,165
5.25%, 12/11/2026(b)	20,237,000	20,502,329
		980,724,310
Beverages-1.33%
Constellation Brands, Inc., 3.70%, 12/06/2026	5,395,000	5,381,728
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026(b)	7,267,000	7,343,936
Molson Coors Beverage Co., 3.00%, 07/15/2026	17,987,000	17,873,557
PepsiCo, Inc.
4.55%, 02/13/2026(b)	4,489,000	4,490,882
2.85%, 02/24/2026(b)	6,675,000	6,654,858
2.38%, 10/06/2026	8,890,000	8,786,270
5.13%, 11/10/2026	6,281,000	6,351,354
		56,882,585
Biotechnology-2.40%
AbbVie, Inc.
3.20%, 05/14/2026	17,987,053	17,933,577
2.95%, 11/21/2026	35,902,000	35,573,137
Amgen, Inc., 2.60%, 08/19/2026	11,248,000	11,146,068
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc., 3.65%, 03/01/2026	$24,525,000	$24,495,767
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	13,460,000	13,369,605
		102,518,154
Broadline Retail-0.73%
Amazon.com, Inc., 1.00%, 05/12/2026	24,736,000	24,422,997
eBay, Inc., 1.40%, 05/10/2026	6,729,000	6,653,329
		31,076,326
Building Products-0.10%
Johnson Controls International PLC, 3.90%, 02/14/2026	4,320,000	4,315,834
Capital Markets-6.74%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	4,428,000	4,392,436
Ares Capital Corp.
3.88%, 01/15/2026	10,198,000	10,187,847
2.15%, 07/15/2026	8,805,000	8,672,560
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026	6,190,000	6,157,766
2.80%, 05/04/2026	6,729,000	6,692,756
2.45%, 08/17/2026	6,729,000	6,660,302
1.05%, 10/15/2026(b)	4,489,000	4,382,160
Blackstone Secured Lending Fund
3.63%, 01/15/2026	7,055,000	7,044,849
2.75%, 09/16/2026	6,274,000	6,184,928
Blue Owl Capital Corp.
4.25%, 01/15/2026	4,430,000	4,421,253
3.40%, 07/15/2026	8,895,000	8,826,141
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	4,430,000	4,430,861
Charles Schwab Corp. (The)
0.90%, 03/11/2026	11,148,000	11,053,563
1.15%, 05/13/2026	8,921,000	8,809,276
5.88%, 08/24/2026	8,922,000	9,029,389
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	7,214,000	7,162,937
FS KKR Capital Corp., 3.40%, 01/15/2026	8,843,000	8,824,274
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026(b)	4,424,000	4,412,945
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	24,736,000	24,634,069
Morgan Stanley
3.88%, 01/27/2026	26,906,000	26,893,582
3.13%, 07/27/2026	26,906,000	26,756,935
6.25%, 08/09/2026	6,491,000	6,590,881
4.35%, 09/08/2026	20,177,000	20,228,978
Nasdaq, Inc., 3.85%, 06/30/2026(b)	3,955,000	3,951,798
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026	5,380,000	5,387,014
1.65%, 07/14/2026	11,263,000	11,092,058
State Street Corp.
2.65%, 05/19/2026	6,624,000	6,586,133
5.27%, 08/03/2026(b)	10,750,000	10,835,105
UBS Group AG (Switzerland), 4.55%, 04/17/2026	17,534,000	17,566,841
		287,869,637
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Chemicals-0.78%
Ecolab, Inc., 2.70%, 11/01/2026(b)	$6,729,000	$6,658,782
EIDP, Inc., 4.50%, 05/15/2026(b)	5,385,000	5,385,398
FMC Corp., 3.20%, 10/01/2026(b)	4,479,000	4,421,551
Linde, Inc., 3.20%, 01/30/2026	6,420,000	6,410,291
PPG Industries, Inc., 1.20%, 03/15/2026	6,281,000	6,227,871
Westlake Corp., 3.60%, 08/15/2026	4,000,000	3,979,786
		33,083,679
Commercial Services & Supplies-0.46%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	8,969,000	8,824,056
Republic Services, Inc., 2.90%, 07/01/2026	4,489,000	4,462,666
Veralto Corp., 5.50%, 09/18/2026	6,281,000	6,340,497
		19,627,219
Communications Equipment-0.68%
Cisco Systems, Inc.
4.90%, 02/26/2026	8,870,000	8,886,841
2.95%, 02/28/2026(b)	6,729,000	6,709,697
2.50%, 09/20/2026(b)	13,498,300	13,363,696
		28,960,234
Consumer Finance-2.24%
American Express Co.
4.90%, 02/13/2026(b)	10,646,000	10,657,315
1.65%, 11/04/2026(b)	9,894,000	9,693,578
Capital One Financial Corp., 3.75%, 07/28/2026	13,498,000	13,456,232
General Motors Financial Co., Inc.
1.25%, 01/08/2026	13,498,000	13,454,973
5.25%, 03/01/2026	11,104,650	11,109,766
5.40%, 04/06/2026	14,842,000	14,904,925
1.50%, 06/10/2026	11,248,000	11,090,201
4.00%, 10/06/2026	6,729,000	6,722,219
Synchrony Financial, 3.70%, 08/04/2026	4,489,000	4,470,726
		95,559,935
Consumer Staples Distribution & Retail-1.10%
Kroger Co. (The)
3.50%, 02/01/2026	4,489,000	4,482,167
2.65%, 10/15/2026	6,729,000	6,649,995
Sysco Corp., 3.30%, 07/15/2026(b)	8,999,000	8,960,663
Target Corp., 2.50%, 04/15/2026	8,999,000	8,949,404
Walmart, Inc.
4.00%, 04/15/2026	6,667,000	6,670,038
1.05%, 09/17/2026(b)	11,248,000	11,017,089
		46,729,356
Containers & Packaging-0.42%
Berry Global, Inc., 1.57%, 01/15/2026	13,613,000	13,567,122
Sonoco Products Co., 4.45%, 09/01/2026	4,489,000	4,492,815
		18,059,937
Diversified Telecommunication Services-0.79%
AT&T, Inc., 1.70%, 03/25/2026	26,746,000	26,545,792
Verizon Communications, Inc., 1.45%, 03/20/2026	7,322,000	7,316,339
		33,862,131
	Principal Amount	Value
Electric Utilities-3.54%
Commonwealth Edison Co., 2.55%, 06/15/2026	$4,489,000	$4,456,626
Duke Energy Carolinas LLC, 2.95%, 12/01/2026(b)	5,385,000	5,343,179
Duke Energy Corp., 2.65%, 09/01/2026	13,448,000	13,308,155
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	6,729,000	6,700,524
Entergy Arkansas LLC, 3.50%, 04/01/2026	5,385,000	5,373,925
Entergy Corp., 2.95%, 09/01/2026	6,729,000	6,671,303
Exelon Corp., 3.40%, 04/15/2026	6,729,000	6,710,140
Florida Power & Light Co., 4.45%, 05/15/2026(b)	4,489,000	4,495,332
Fortis, Inc. (Canada), 3.06%, 10/04/2026	9,861,000	9,772,302
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026(b)	5,385,000	5,386,989
1.00%, 06/15/2026	5,385,000	5,298,761
NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/2026	8,969,000	8,977,559
Pacific Gas and Electric Co., 3.15%, 01/01/2026	17,259,451	17,237,053
PPL Capital Funding, Inc., 3.10%, 05/15/2026	5,750,000	5,723,590
San Diego Gas & Electric Co., 2.50%, 05/15/2026	4,432,000	4,400,103
Southern California Edison Co.
5.35%, 03/01/2026	5,313,000	5,325,708
4.40%, 09/06/2026	4,489,000	4,495,954
Southern Co. (The), 3.25%, 07/01/2026	15,698,000	15,626,494
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	4,489,000	4,456,838
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	6,729,000	6,718,975
Xcel Energy, Inc., 3.35%, 12/01/2026	4,489,000	4,458,778
		150,938,288
Electrical Equipment-0.38%
Emerson Electric Co., 0.88%, 10/15/2026	6,729,000	6,556,650
Regal Rexnord Corp., 6.05%, 02/15/2026	9,742,000	9,764,946
		16,321,596
Electronic Equipment, Instruments & Components-0.57%
Avnet, Inc., 4.63%, 04/15/2026(b)	4,889,000	4,887,699
Jabil, Inc., 1.70%, 04/15/2026(b)	4,489,000	4,448,219
TD SYNNEX Corp., 1.75%, 08/09/2026	6,272,000	6,165,326
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/13/2026	4,489,000	4,491,293
Vontier Corp., 1.80%, 04/01/2026(b)	4,413,000	4,373,477
		24,366,014
Energy Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026	5,375,000	5,272,589
Entertainment-1.06%
Netflix, Inc., 4.38%, 11/15/2026	8,999,000	9,044,173
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	4,937,000	4,947,925
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Entertainment-(continued)
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	$8,999,000	$8,978,167
1.85%, 07/30/2026(b)	8,999,000	8,884,055
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	13,385,000	13,349,057
		45,203,377
Financial Services-3.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	9,009,000	8,973,047
2.45%, 10/29/2026	33,635,000	33,132,830
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	22,397,000	22,345,181
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	11,129,000	10,905,664
Block, Inc., 2.75%, 06/01/2026	8,969,000	8,906,057
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	11,248,000	11,164,333
Fiserv, Inc., 3.20%, 07/01/2026	17,987,000	17,876,789
Global Payments, Inc.
1.20%, 03/01/2026	9,752,000	9,675,854
4.80%, 04/01/2026	6,728,569	6,731,933
Mastercard, Inc., 2.95%, 11/21/2026	6,729,000	6,676,374
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	11,109,000	10,994,388
State Street Bank and Trust Co., 4.59%, 11/25/2026	10,410,000	10,483,563
Voya Financial, Inc., 3.65%, 06/15/2026	3,968,000	3,958,774
Western Union Co. (The), 1.35%, 03/15/2026	5,315,000	5,267,696
		167,092,483
Food Products-1.32%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	8,999,000	8,912,173
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026(b)	6,281,000	6,244,981
Conagra Brands, Inc., 5.30%, 10/01/2026	4,489,000	4,532,010
Hershey Co. (The), 2.30%, 08/15/2026	4,489,000	4,440,822
Ingredion, Inc., 3.20%, 10/01/2026	4,489,000	4,457,191
Kellanova, 3.25%, 04/01/2026	6,671,000	6,651,390
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	16,867,000	16,771,400
McCormick & Co., Inc., 0.90%, 02/15/2026	4,489,000	4,457,944
		56,467,911
Gas Utilities-0.11%
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	4,489,000	4,455,463
Ground Transportation-0.82%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	4,489,000	4,475,028
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	8,969,000	8,773,116
CSX Corp., 2.60%, 11/01/2026	6,281,000	6,204,027
Norfolk Southern Corp., 2.90%, 06/15/2026	5,385,000	5,354,601
	Principal Amount	Value
Ground Transportation-(continued)
Union Pacific Corp.
4.75%, 02/21/2026	$4,432,000	$4,435,768
2.75%, 03/01/2026	5,833,000	5,813,364
		35,055,904
Health Care Equipment & Supplies-0.72%
Abbott Laboratories, 3.75%, 11/30/2026	15,290,000	15,287,945
Baxter International, Inc., 2.60%, 08/15/2026	6,664,000	6,581,342
Stryker Corp., 3.50%, 03/15/2026	8,999,000	8,981,821
		30,851,108
Health Care Providers & Services-2.92%
Cardinal Health, Inc., 4.70%, 11/15/2026	4,489,000	4,521,468
Cigna Group (The)
4.50%, 02/25/2026	9,350,000	9,350,243
1.25%, 03/15/2026	4,937,000	4,896,491
CVS Health Corp.
5.00%, 02/20/2026	13,498,000	13,512,874
2.88%, 06/01/2026(b)	15,738,000	15,636,515
Elevance Health, Inc., 1.50%, 03/15/2026	6,719,000	6,668,654
HCA, Inc.
5.25%, 06/15/2026	13,498,000	13,508,526
5.38%, 09/01/2026	8,999,000	9,023,504
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	4,489,000	4,430,707
McKesson Corp., 1.30%, 08/15/2026(b)	4,489,000	4,407,412
Quest Diagnostics, Inc., 3.45%, 06/01/2026	4,431,000	4,417,041
UnitedHealth Group, Inc.
1.25%, 01/15/2026	4,422,000	4,405,407
3.10%, 03/15/2026	8,880,000	8,859,066
1.15%, 05/15/2026	8,881,000	8,766,695
4.75%, 07/15/2026(b)	5,823,000	5,852,281
Universal Health Services, Inc., 1.65%, 09/01/2026(b)	6,281,000	6,150,388
		124,407,272
Health Care REITs-0.39%
Healthpeak OP LLC, 3.25%, 07/15/2026	5,833,000	5,806,595
Ventas Realty L.P., 4.13%, 01/15/2026	4,429,000	4,426,433
Welltower OP LLC, 4.25%, 04/01/2026	6,227,000	6,226,674
		16,459,702
Hotels, Restaurants & Leisure-0.84%
Booking Holdings, Inc., 3.60%, 06/01/2026	8,987,000	8,964,836
Expedia Group, Inc., 5.00%, 02/15/2026	6,622,029	6,623,520
Marriott International, Inc., Series R, 3.13%, 06/15/2026	6,729,000	6,697,664
Starbucks Corp.
4.75%, 02/15/2026(b)	8,896,000	8,904,091
2.45%, 06/15/2026	4,489,000	4,450,921
		35,641,032
Household Durables-0.12%
DR Horton, Inc., 1.30%, 10/15/2026	5,385,000	5,261,877
Household Products-0.75%
Colgate-Palmolive Co., 4.80%, 03/02/2026(b)	4,489,000	4,498,497
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Household Products-(continued)
Procter & Gamble Co. (The)
4.10%, 01/26/2026(b)	$5,751,000	$5,749,840
2.70%, 02/02/2026	5,317,000	5,304,780
1.00%, 04/23/2026	8,841,000	8,740,754
2.45%, 11/03/2026	7,849,000	7,760,367
		32,054,238
Independent Power and Renewable Electricity Producers-0.17%
AES Corp. (The), 1.38%, 01/15/2026	7,085,000	7,048,207
Industrial Conglomerates-0.45%
3M Co., 2.25%, 09/19/2026(b)	5,833,000	5,753,443
Honeywell International, Inc., 2.50%, 11/01/2026	13,498,000	13,333,131
		19,086,574
Insurance-1.40%
Allstate Corp. (The), 3.28%, 12/15/2026	4,927,000	4,893,960
Arch Capital Finance LLC, 4.01%, 12/15/2026	4,479,000	4,478,643
Chubb INA Holdings LLC, 3.35%, 05/03/2026	13,325,000	13,289,797
CNA Financial Corp., 4.50%, 03/01/2026	4,443,000	4,443,000
Loews Corp., 3.75%, 04/01/2026(b)	4,444,000	4,436,123
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	8,831,000	8,828,857
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	5,301,000	5,295,576
Old Republic International Corp., 3.88%, 08/26/2026(b)	4,927,000	4,916,399
Prudential Financial, Inc., 1.50%, 03/10/2026	4,479,000	4,447,327
Trinity Acquisition PLC, 4.40%, 03/15/2026(b)	4,858,000	4,858,384
		59,888,066
Interactive Media & Services-0.42%
Alphabet, Inc., 2.00%, 08/15/2026	17,987,000	17,764,614
IT Services-0.87%
CGI, Inc. (Canada), 1.45%, 09/14/2026(b)	5,382,000	5,275,055
DXC Technology Co., 1.80%, 09/15/2026	6,281,000	6,159,013
International Business Machines Corp.
4.50%, 02/06/2026	7,499,000	7,502,794
3.45%, 02/19/2026	12,144,000	12,124,915
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	5,963,000	5,846,621
		36,908,398
Leisure Products-0.11%
Hasbro, Inc., 3.55%, 11/19/2026	4,848,000	4,827,431
Life Sciences Tools & Services-0.45%
Illumina, Inc., 4.65%, 09/09/2026	4,489,000	4,502,464
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026(b)	5,385,000	5,420,363
5.00%, 12/05/2026	8,969,000	9,061,649
		18,984,476
	Principal Amount	Value
Machinery-2.98%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026	$8,093,000	$8,097,646
5.05%, 02/27/2026(b)	7,177,000	7,194,126
0.90%, 03/02/2026(b)	6,729,000	6,675,731
4.35%, 05/15/2026	13,040,000	13,064,858
1.15%, 09/14/2026(b)	4,489,000	4,396,187
4.45%, 10/16/2026	6,729,000	6,768,342
CNH Industrial Capital LLC
1.88%, 01/15/2026	4,427,000	4,411,798
1.45%, 07/15/2026(b)	5,385,000	5,294,563
Fortive Corp., 3.15%, 06/15/2026	8,093,000	8,047,134
Illinois Tool Works, Inc., 2.65%, 11/15/2026	8,999,000	8,903,175
John Deere Capital Corp.
4.80%, 01/09/2026	10,760,000	10,766,646
0.70%, 01/15/2026	8,000,000	7,966,460
5.05%, 03/03/2026(b)	4,937,000	4,950,068
4.75%, 06/08/2026(b)	5,311,000	5,333,622
2.65%, 06/10/2026	4,489,000	4,459,934
1.05%, 06/17/2026(b)	4,868,000	4,793,613
5.15%, 09/08/2026	4,937,000	4,983,570
Wabtec Corp., 3.45%, 11/15/2026	6,729,000	6,689,814
Xylem, Inc., 3.25%, 11/01/2026(b)	4,489,000	4,458,342
		127,255,629
Media-0.73%
Comcast Corp., 3.15%, 03/01/2026	18,860,000	18,819,183
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026(b)	12,485,000	12,457,579
		31,276,762
Multi-Utilities-0.90%
Ameren Corp., 5.70%, 12/01/2026	5,385,000	5,466,867
CenterPoint Energy, Inc., 1.45%, 06/01/2026(b)	4,489,000	4,429,802
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	5,056,000	5,005,359
DTE Electric Co., 4.85%, 12/01/2026	4,489,000	4,538,307
DTE Energy Co., 2.85%, 10/01/2026(b)	5,343,000	5,290,396
Sempra, 5.40%, 08/01/2026	4,937,000	4,970,647
WEC Energy Group, Inc., 4.75%, 01/09/2026	8,848,000	8,850,845
		38,552,223
Office REITs-0.42%
Boston Properties L.P.
3.65%, 02/01/2026	8,969,000	8,957,084
2.75%, 10/01/2026	8,969,000	8,860,659
		17,817,743
Oil, Gas & Consumable Fuels-6.02%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	4,927,000	4,949,084
Chevron Corp., 2.95%, 05/16/2026	20,157,000	20,069,964
Diamondback Energy, Inc., 3.25%, 12/01/2026	6,718,000	6,663,052
Enbridge, Inc. (Canada)
1.60%, 10/04/2026(b)	4,479,000	4,389,257
5.90%, 11/15/2026	6,719,000	6,826,156
4.25%, 12/01/2026	6,719,000	6,731,008
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Energy Transfer L.P.
4.75%, 01/15/2026	$8,958,954	$8,960,112
3.90%, 07/15/2026	4,927,000	4,920,354
6.05%, 12/01/2026	8,959,000	9,115,970
Enterprise Products Operating LLC
5.05%, 01/10/2026	6,625,000	6,630,083
3.70%, 02/15/2026(b)	7,839,000	7,829,556
EOG Resources, Inc., 4.15%, 01/15/2026	6,624,000	6,623,920
Equinor ASA (Norway), 1.75%, 01/22/2026	6,637,000	6,615,501
Expand Energy Corp., 5.38%, 02/01/2029	5,690,000	5,703,048
Exxon Mobil Corp.
3.04%, 03/01/2026	22,197,000	22,146,159
2.28%, 08/16/2026(b)	8,959,000	8,863,171
Kinder Morgan, Inc., 1.75%, 11/15/2026	4,479,000	4,386,292
MPLX L.P., 1.75%, 03/01/2026	13,316,000	13,231,310
ONEOK, Inc.
5.85%, 01/15/2026	5,279,000	5,281,557
5.00%, 03/01/2026	5,715,000	5,715,000
5.55%, 11/01/2026	6,719,000	6,797,174
Ovintiv, Inc., 5.38%, 01/01/2026	4,080,000	4,082,156
Phillips 66, 1.30%, 02/15/2026	4,479,000	4,453,713
Pioneer Natural Resources Co., 1.13%, 01/15/2026	6,719,000	6,694,549
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	6,719,000	6,739,034
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	4,411,000	4,416,268
Shell International Finance B.V.
2.88%, 05/10/2026	15,462,000	15,387,105
2.50%, 09/12/2026	8,959,000	8,868,115
Spectra Energy Partners L.P., 3.38%, 10/15/2026	5,375,000	5,344,958
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	6,031,000	6,117,428
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	8,884,049	8,887,345
Valero Energy Corp., 3.40%, 09/15/2026	3,783,000	3,763,371
Williams Cos., Inc. (The), 5.40%, 03/02/2026	9,854,000	9,888,774
		257,090,544
Passenger Airlines-0.14%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	6,101,000	6,107,075
Personal Care Products-0.30%
Kenvue, Inc., 5.35%, 03/22/2026(b)	6,670,000	6,688,018
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	6,284,000	6,209,780
		12,897,798
Pharmaceuticals-2.27%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026(b)	11,248,000	11,103,949
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	10,800,000	10,677,969
Eli Lilly and Co., 5.00%, 02/27/2026(b)	6,636,000	6,636,666
	Principal Amount	Value
Pharmaceuticals-(continued)
Johnson & Johnson, 2.45%, 03/01/2026	$17,987,000	$17,923,360
Merck & Co., Inc., 0.75%, 02/24/2026(b)	8,999,000	8,928,696
Pfizer, Inc.
2.75%, 06/03/2026	11,061,000	10,994,323
3.00%, 12/15/2026	15,600,000	15,485,327
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	15,049,000	14,997,646
		96,747,936
Professional Services-0.27%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	4,489,000	4,467,823
Concentrix Corp., 6.65%, 08/02/2026	7,074,000	7,148,882
		11,616,705
Residential REITs-0.21%
Camden Property Trust, 5.85%, 11/03/2026	4,489,000	4,557,857
ERP Operating L.P., 2.85%, 11/01/2026	4,489,000	4,447,912
		9,005,769
Retail REITs-0.92%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	5,385,000	5,381,787
Kimco Realty OP LLC, 2.80%, 10/01/2026	4,489,000	4,448,098
Realty Income Corp.
5.05%, 01/13/2026	4,450,000	4,450,436
4.88%, 06/01/2026	5,347,000	5,358,786
4.13%, 10/15/2026	5,833,000	5,836,355
Simon Property Group L.P.
3.30%, 01/15/2026	7,177,000	7,171,012
3.25%, 11/30/2026	6,729,000	6,688,839
		39,335,313
Semiconductors & Semiconductor Equipment-1.41%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026(b)	7,849,000	7,873,245
Analog Devices, Inc., 3.50%, 12/05/2026(b)	8,073,000	8,048,258
Intel Corp.
4.88%, 02/10/2026	13,376,000	13,392,151
2.60%, 05/19/2026	8,875,995	8,813,109
Marvell Technology, Inc., 1.65%, 04/15/2026	4,425,000	4,383,521
NVIDIA Corp., 3.20%, 09/16/2026	8,999,000	8,958,022
Skyworks Solutions, Inc., 1.80%, 06/01/2026	4,426,000	4,365,269
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	4,430,000	4,340,537
		60,174,112
Software-2.75%
Fortinet, Inc., 1.00%, 03/15/2026(b)	4,489,000	4,442,118
Intuit, Inc., 5.25%, 09/15/2026	6,729,000	6,794,324
Microsoft Corp., 2.40%, 08/08/2026	35,987,000	35,632,849
Oracle Corp.
1.65%, 03/25/2026	24,666,000	24,469,567
2.65%, 07/15/2026(b)	26,906,000	26,660,307
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Software-(continued)
Roper Technologies, Inc., 3.80%, 12/15/2026	$6,281,000	$6,267,350
VMware LLC, 1.40%, 08/15/2026	13,498,000	13,261,685
		117,528,200
Specialized REITs-1.64%
American Tower Corp.
4.40%, 02/15/2026	4,439,000	4,439,156
1.60%, 04/15/2026	6,281,000	6,223,510
1.45%, 09/15/2026(b)	5,385,000	5,275,569
3.38%, 10/15/2026	8,999,000	8,946,782
Crown Castle, Inc.
4.45%, 02/15/2026	8,093,000	8,091,909
3.70%, 06/15/2026	6,729,000	6,707,401
1.05%, 07/15/2026	8,999,000	8,824,984
Equinix, Inc., 1.45%, 05/15/2026(b)	6,195,000	6,118,634
Extra Space Storage L.P., 3.50%, 07/01/2026	5,162,000	5,140,093
Public Storage Operating Co.
0.88%, 02/15/2026	4,431,000	4,399,322
1.50%, 11/09/2026(b)	5,833,000	5,705,235
		69,872,595
Specialty Retail-2.49%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026(b)	4,475,000	4,502,212
4.90%, 10/01/2026	15,497,500	15,581,991
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	11,696,000	11,655,262
5.15%, 06/25/2026	13,498,000	13,593,925
2.13%, 09/15/2026(b)	8,999,000	8,883,811
4.95%, 09/30/2026	6,728,500	6,781,698
Lowe’s Cos., Inc.
4.80%, 04/01/2026	8,999,000	9,014,794
2.50%, 04/15/2026	11,973,000	11,905,153
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	4,489,000	4,480,542
5.75%, 11/20/2026	6,729,000	6,833,979
Ross Stores, Inc., 0.88%, 04/15/2026(b)	4,419,000	4,363,546
TJX Cos., Inc. (The), 2.25%, 09/15/2026(b)	8,969,000	8,859,996
		106,456,909
Technology Hardware, Storage & Peripherals-2.73%
Apple, Inc.
0.70%, 02/08/2026	22,487,000	22,352,425
3.25%, 02/23/2026	28,832,000	28,787,401
2.45%, 08/04/2026	20,237,000	20,053,227
2.05%, 09/11/2026(b)	17,987,000	17,751,043
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	6,639,000	6,586,625
4.45%, 09/25/2026	11,248,000	11,283,690
HP, Inc., 1.45%, 06/17/2026(b)	4,636,000	4,569,183
IBM International Capital Pte. Ltd., 4.70%, 02/05/2026	5,319,000	5,323,675
		116,707,269
Textiles, Apparel & Luxury Goods-0.21%
NIKE, Inc., 2.38%, 11/01/2026(b)	8,999,000	8,885,461
	Principal Amount	Value
Tobacco-1.29%
Altria Group, Inc., 2.63%, 09/16/2026	$4,489,000	$4,439,218
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026	8,999,000	8,939,984
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	13,498,000	13,391,193
Philip Morris International, Inc.
4.88%, 02/13/2026	15,157,000	15,170,842
2.75%, 02/25/2026	6,672,000	6,651,137
0.88%, 05/01/2026(b)	6,729,000	6,642,008
		55,234,382
Trading Companies & Distributors-0.68%
Air Lease Corp.
2.88%, 01/15/2026	12,882,000	12,858,006
5.30%, 06/25/2026(b)	5,385,000	5,418,141
1.88%, 08/15/2026	10,760,000	10,582,541
		28,858,688
Wireless Telecommunication Services-1.04%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	4,489,000	4,437,293
T-Mobile USA, Inc.
2.25%, 02/15/2026	16,057,000	15,986,430
2.63%, 04/15/2026	10,703,000	10,648,150
4.75%, 02/01/2028(b)	13,379,000	13,388,490
		44,460,363
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,205,169,757)		4,213,371,290
	Shares
Money Market Funds-1.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d) (Cost $50,814,047)	50,814,047	50,814,047
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $4,255,983,804)		4,264,185,337
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.08%
Invesco Private Government Fund, 4.00%(c)(d)(e)	42,422,514	42,422,514
Invesco Private Prime Fund, 4.12%(c)(d)(e)	131,774,476	131,814,008
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $174,236,953)		174,236,522
TOTAL INVESTMENTS IN SECURITIES-103.97% (Cost $4,430,220,757)		4,438,421,859
OTHER ASSETS LESS LIABILITIES-(3.97)%		(169,290,467)
NET ASSETS-100.00%		$4,269,131,392
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,482,547	$153,130,278	$(110,798,778)	$-	$-	$50,814,047	$306,039
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	70,321,420	53,394,391	(81,293,297)	-	-	42,422,514	579,677 *
Invesco Private Prime Fund	183,133,851	143,834,501	(195,154,946)	(14,305)	14,907	131,814,008	1,561,650 *
Total	$261,937,818	$350,359,170	$(387,247,021)	$(14,305)	$14,907	$225,050,569	$2,447,366

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.85%
Aerospace & Defense-2.03%
Boeing Co. (The)
5.04%, 05/01/2027	$18,698,000	$18,884,974
6.26%, 05/01/2027	9,318,000	9,577,604
General Dynamics Corp.
3.50%, 04/01/2027	7,000,000	6,981,529
2.63%, 11/15/2027(b)	4,668,000	4,573,025
Howmet Aerospace, Inc., 5.90%, 02/01/2027	5,823,000	5,952,796
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	5,598,000	5,526,716
L3Harris Technologies, Inc., 5.40%, 01/15/2027	11,660,000	11,836,760
Lockheed Martin Corp., 5.10%, 11/15/2027(b)	6,979,000	7,142,827
Northrop Grumman Corp., 3.20%, 02/01/2027	7,005,000	6,946,396
RTX Corp., 3.13%, 05/04/2027	10,267,000	10,147,940
		87,570,567
Air Freight & Logistics-0.21%
United Parcel Service, Inc., 3.05%, 11/15/2027	9,334,000	9,213,292
Automobile Components-0.51%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	10,259,000	10,047,361
Lear Corp., 3.80%, 09/15/2027	5,130,000	5,094,872
United Rentals (North America), Inc., 3.88%, 11/15/2027	7,007,000	6,938,796
		22,081,029
Automobiles-5.63%
American Honda Finance Corp.
2.35%, 01/08/2027(b)	4,662,000	4,577,520
4.90%, 03/12/2027	6,535,000	6,604,198
4.55%, 07/09/2027	8,400,000	8,482,359
4.90%, 07/09/2027	6,533,000	6,625,721
4.45%, 10/22/2027	6,997,000	7,056,052
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	8,396,000	8,360,016
5.80%, 03/05/2027	13,998,000	14,168,529
5.85%, 05/17/2027	13,966,000	14,162,654
4.95%, 05/28/2027	13,992,000	14,027,130
4.13%, 08/17/2027	11,641,000	11,526,219
3.82%, 11/02/2027	7,002,000	6,875,008
7.35%, 11/04/2027	13,967,000	14,587,315
General Motors Co.
4.20%, 10/01/2027	6,998,000	7,007,253
6.80%, 10/01/2027	9,329,000	9,709,097
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	9,333,000	9,165,077
PACCAR Financial Corp.
5.00%, 05/13/2027(b)	4,662,000	4,745,768
4.45%, 08/06/2027	6,530,000	6,609,728
Toyota Motor Corp. (Japan), 4.19%, 06/30/2027	4,667,000	4,695,433
	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
4.60%, 01/08/2027(b)	$6,054,000	$6,110,687
3.20%, 01/11/2027	7,048,000	6,997,968
1.90%, 01/13/2027	6,997,000	6,851,601
3.05%, 03/22/2027	13,058,000	12,920,385
4.50%, 05/14/2027	9,334,000	9,427,858
1.15%, 08/13/2027(b)	5,593,000	5,349,508
4.55%, 09/20/2027	9,334,000	9,448,060
4.35%, 10/08/2027(b)	11,660,000	11,772,142
5.45%, 11/10/2027	6,529,000	6,725,232
Series B, 5.00%, 03/19/2027(b)	8,398,000	8,523,362
		243,111,880
Banks-12.61%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	9,422,000	9,443,236
5.29%, 08/18/2027(b)	16,361,000	16,657,879
Bank of America Corp.
3.25%, 10/21/2027(b)	23,125,000	22,887,591
Series L, 4.18%, 11/25/2027	18,688,000	18,714,725
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	11,660,000	11,478,371
5.37%, 06/04/2027(b)	6,993,000	7,145,993
Series H, 4.70%, 09/14/2027(b)	9,314,000	9,437,705
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	6,993,000	6,841,862
2.95%, 03/11/2027	6,531,000	6,454,405
5.40%, 06/04/2027(b)	7,933,000	8,105,799
Canadian Imperial Bank of Commerce (Canada)
3.45%, 04/07/2027	9,334,000	9,282,017
5.24%, 06/28/2027(b)	12,572,000	12,820,860
Citibank N.A., 4.58%, 05/29/2027	20,989,000	21,193,529
Citigroup, Inc., 4.45%, 09/29/2027	35,993,000	36,177,407
Cooperatieve Rabobank U.A. (Netherlands)
5.04%, 03/05/2027	6,053,000	6,144,049
4.37%, 05/27/2027	4,664,000	4,703,294
Fifth Third Bancorp, 2.55%, 05/05/2027	6,987,000	6,844,547
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	5,587,000	5,479,484
HSBC USA, Inc., 5.29%, 03/04/2027	9,329,000	9,478,545
JPMorgan Chase & Co.
8.00%, 04/29/2027	4,662,000	4,923,749
4.25%, 10/01/2027	13,992,000	14,094,778
3.63%, 12/01/2027	10,259,000	10,196,524
KeyBank N.A., 5.85%, 11/15/2027(b)	9,328,000	9,616,716
KeyCorp, 2.25%, 04/06/2027	7,466,000	7,281,588
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	11,660,000	11,632,008
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	4,666,000	4,605,537
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	9,314,000	9,291,020
3.29%, 07/25/2027(b)	9,309,000	9,222,508
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027(b)	4,712,000	4,697,145
3.17%, 09/11/2027(b)	10,260,000	10,130,008
PNC Bank N.A., 3.10%, 10/25/2027	9,314,000	9,195,449
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	6,997,000	6,923,804
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	$11,665,000	$11,792,573
2.05%, 01/21/2027(b)	4,652,000	4,561,751
3.63%, 05/04/2027(b)	11,192,000	11,163,164
4.24%, 08/03/2027	11,663,000	11,739,559
6.00%, 11/01/2027(b)	12,620,000	13,110,887
Santander Holdings USA, Inc., 4.40%, 07/13/2027	9,783,000	9,813,509
Standard Chartered Bank of New York (United Kingdom), 4.85%, 12/03/2027(b)	4,699,000	4,799,247
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	11,660,000	11,594,279
2.17%, 01/14/2027	4,762,000	4,670,285
3.36%, 07/12/2027(b)	16,328,000	16,202,964
3.35%, 10/18/2027	7,002,000	6,931,425
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	6,997,000	6,853,410
2.80%, 03/10/2027	10,269,000	10,119,653
4.98%, 04/05/2027	7,931,000	8,035,621
4.11%, 06/08/2027	13,996,000	14,021,209
4.69%, 09/15/2027	13,967,000	14,143,952
Truist Financial Corp., 1.13%, 08/03/2027	6,982,000	6,668,565
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	12,134,000	12,021,203
UBS AG (Switzerland), 5.00%, 07/09/2027	2,150,000	2,191,596
Wells Fargo & Co., 4.30%, 07/22/2027	23,342,000	23,446,309
		544,983,293
Beverages-1.74%
Coca-Cola Co. (The)
3.38%, 03/25/2027(b)	9,334,000	9,301,183
2.90%, 05/25/2027	4,667,000	4,617,420
1.45%, 06/01/2027	13,996,000	13,545,883
Constellation Brands, Inc.
3.50%, 05/09/2027	4,662,000	4,628,623
4.35%, 05/09/2027	5,597,000	5,619,504
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027(b)	6,986,000	7,158,492
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	6,998,000	7,073,817
PepsiCo, Inc.
4.40%, 02/07/2027	4,665,000	4,700,545
2.63%, 03/19/2027(b)	4,662,000	4,594,734
3.00%, 10/15/2027	13,996,000	13,829,247
		75,069,448
Biotechnology-1.49%
AbbVie, Inc., 4.80%, 03/15/2027(b)	21,037,000	21,273,012
Amgen, Inc.
2.20%, 02/21/2027	16,077,000	15,728,962
3.20%, 11/02/2027	9,326,000	9,203,377
Gilead Sciences, Inc.
2.95%, 03/01/2027	11,664,000	11,545,805
1.20%, 10/01/2027	6,997,000	6,686,094
		64,437,250
	Principal Amount	Value
Broadline Retail-2.06%
Amazon.com, Inc.
3.30%, 04/13/2027	$18,664,000	$18,562,765
1.20%, 06/03/2027(b)	11,640,000	11,224,417
3.15%, 08/22/2027(b)	32,716,000	32,438,203
4.55%, 12/01/2027	18,662,000	18,956,689
eBay, Inc., 3.60%, 06/05/2027	7,933,000	7,885,569
		89,067,643
Building Products-0.24%
Carlisle Cos., Inc., 3.75%, 12/01/2027(b)	5,591,000	5,563,445
Owens Corning, 5.50%, 06/15/2027(b)	4,664,000	4,758,869
		10,322,314
Capital Markets-5.75%
Ares Capital Corp.
7.00%, 01/15/2027	8,400,000	8,620,521
2.88%, 06/15/2027(b)	4,665,000	4,555,631
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027	7,933,000	7,776,372
3.25%, 05/16/2027	6,998,000	6,946,022
BlackRock, Inc., 3.20%, 03/15/2027	6,527,000	6,484,988
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	5,782,000	5,607,467
Blue Owl Capital Corp., 2.63%, 01/15/2027	4,664,000	4,545,344
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	5,586,000	5,794,487
Cboe Global Markets, Inc., 3.65%, 01/12/2027	6,073,000	6,050,533
Charles Schwab Corp. (The)
3.20%, 03/02/2027(b)	6,031,000	5,976,524
2.45%, 03/03/2027	14,023,000	13,766,895
3.30%, 04/01/2027	6,959,000	6,905,401
FactSet Research Systems, Inc., 2.90%, 03/01/2027	4,661,000	4,579,144
FS KKR Capital Corp., 3.25%, 07/15/2027	4,665,000	4,494,963
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	7,542,000	7,706,004
3.85%, 01/26/2027	28,005,000	27,955,521
Jefferies Financial Group, Inc., 4.85%, 01/15/2027(b)	6,988,000	7,029,463
Morgan Stanley
3.63%, 01/20/2027	27,994,000	27,908,715
3.95%, 04/23/2027	18,662,000	18,664,090
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	11,660,000	11,426,934
5.59%, 07/02/2027	4,555,000	4,650,642
5.39%, 07/06/2027	4,734,000	4,821,560
Northern Trust Corp., 4.00%, 05/10/2027(b)	9,325,000	9,340,202
S&P Global, Inc.
2.95%, 01/22/2027	4,667,000	4,619,930
2.45%, 03/01/2027	11,516,000	11,312,738
State Street Corp.
4.99%, 03/18/2027	9,329,000	9,456,406
4.33%, 10/22/2027(b)	11,193,000	11,312,566
		248,309,063
Chemicals-1.09%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	6,064,000	5,899,627
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Albemarle Corp., 4.65%, 06/01/2027(b)	$6,064,000	$6,082,217
Ecolab, Inc.
1.65%, 02/01/2027	4,665,000	4,549,859
3.25%, 12/01/2027	4,665,000	4,617,397
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	5,522,000	5,491,399
Mosaic Co. (The), 4.05%, 11/15/2027(b)	6,549,000	6,550,392
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	14,026,000	13,904,347
		47,095,238
Commercial Services & Supplies-0.68%
Cintas Corp. No. 2, 3.70%, 04/01/2027	9,330,000	9,304,655
Republic Services, Inc., 3.38%, 11/15/2027	6,061,000	6,013,042
Waste Management, Inc.
4.95%, 07/03/2027	6,998,000	7,114,307
3.15%, 11/15/2027	6,983,000	6,891,962
		29,323,966
Communications Equipment-0.54%
Cisco Systems, Inc., 4.80%, 02/26/2027(b)	18,622,000	18,845,035
Nokia OYJ (Finland), 4.38%, 06/12/2027	4,665,000	4,685,605
		23,530,640
Construction & Engineering-0.13%
Quanta Services, Inc., 4.75%, 08/09/2027	5,604,000	5,663,094
Construction Materials-0.11%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	4,616,000	4,573,880
Consumer Finance-3.89%
Ally Financial, Inc.
4.75%, 06/09/2027	6,988,000	7,026,809
7.10%, 11/15/2027	6,986,000	7,319,429
American Express Co.
2.55%, 03/04/2027(b)	16,330,000	16,067,405
3.30%, 05/03/2027	15,430,500	15,315,364
5.85%, 11/05/2027(b)	14,005,000	14,505,618
Capital One Financial Corp.
4.10%, 02/09/2027	9,334,000	9,328,542
3.75%, 03/09/2027	12,593,000	12,541,249
3.65%, 05/11/2027	9,338,000	9,288,515
General Motors Financial Co., Inc.
4.35%, 01/17/2027	11,637,000	11,655,091
2.35%, 02/26/2027	9,334,000	9,132,841
5.00%, 04/09/2027(b)	11,687,000	11,806,567
5.40%, 05/08/2027	11,203,000	11,392,217
5.00%, 07/15/2027	4,662,000	4,720,011
5.35%, 07/15/2027	10,244,000	10,420,898
2.70%, 08/20/2027	8,380,000	8,175,420
Synchrony Financial, 3.95%, 12/01/2027	9,329,000	9,258,804
		167,954,780
Consumer Staples Distribution & Retail-1.48%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	9,334,540	9,264,254
1.38%, 06/20/2027(b)	11,660,000	11,271,684
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Dollar General Corp., 4.63%, 11/01/2027(b)	$5,170,000	$5,212,195
Kroger Co. (The), 3.70%, 08/01/2027	5,598,000	5,577,871
Sysco Corp., 3.25%, 07/15/2027	6,998,000	6,916,379
Target Corp., 1.95%, 01/15/2027(b)	9,329,000	9,142,748
Walmart, Inc.
4.10%, 04/28/2027	6,998,000	7,046,878
3.95%, 09/09/2027(b)	9,331,000	9,380,180
		63,812,189
Containers & Packaging-0.11%
Packaging Corp. of America, 3.40%, 12/15/2027(b)	4,665,000	4,622,166
Diversified REITs-0.21%
Digital Realty Trust L.P., 3.70%, 08/15/2027	9,311,000	9,249,370
Diversified Telecommunication Services-1.95%
AT&T, Inc.
4.25%, 03/01/2027(b)	13,909,000	13,937,963
2.30%, 06/01/2027	23,343,000	22,754,812
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	11,657,000	11,644,385
TELUS Corp. (Canada)
2.80%, 02/16/2027	5,591,000	5,503,270
3.70%, 09/15/2027(b)	4,654,000	4,620,852
Verizon Communications, Inc.
4.13%, 03/16/2027	21,623,000	21,664,929
3.00%, 03/22/2027	4,310,000	4,297,115
		84,423,326
Electric Utilities-4.12%
Alabama Power Co., 3.75%, 09/01/2027(b)	5,120,000	5,119,689
American Electric Power Co., Inc.
5.75%, 11/01/2027	4,657,000	4,800,292
3.20%, 11/13/2027	4,654,000	4,586,878
Duke Energy Corp.
4.85%, 01/05/2027	5,587,000	5,632,891
3.15%, 08/15/2027	6,998,000	6,898,627
5.00%, 12/08/2027	4,662,000	4,741,907
Duke Energy Florida LLC, 3.20%, 01/15/2027	6,064,000	6,024,073
Duke Energy Progress LLC, 4.35%, 03/06/2027	4,662,000	4,693,889
Edison International, 5.75%, 06/15/2027	5,587,000	5,683,988
Eversource Energy
2.90%, 03/01/2027	6,064,000	5,965,985
4.60%, 07/01/2027	5,597,000	5,629,411
Exelon Corp., 2.75%, 03/15/2027	6,012,000	5,906,338
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	13,996,000	13,926,068
Georgia Power Co., 5.00%, 02/23/2027	4,657,000	4,717,877
ITC Holdings Corp., 3.35%, 11/15/2027	4,644,000	4,578,792
National Rural Utilities Cooperative Finance Corp.
4.80%, 02/05/2027	5,593,000	5,643,471
4.12%, 09/16/2027	5,130,000	5,152,133
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	$9,327,000	$9,105,211
3.55%, 05/01/2027	13,901,000	13,803,345
4.63%, 07/15/2027	11,660,000	11,780,671
Pacific Gas and Electric Co., 2.10%, 08/01/2027(b)	9,334,000	9,005,255
Southern California Edison Co.
4.88%, 02/01/2027	4,655,000	4,683,629
5.85%, 11/01/2027	7,086,000	7,278,644
Series D, 4.70%, 06/01/2027	5,606,000	5,642,675
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	6,987,000	6,950,375
Series B, 3.75%, 05/15/2027	5,597,000	5,582,611
Xcel Energy, Inc., 1.75%, 03/15/2027	4,660,000	4,525,056
		178,059,781
Electrical Equipment-0.10%
Emerson Electric Co., 1.80%, 10/15/2027(b)	4,667,000	4,503,833
Electronic Equipment, Instruments & Components-0.58%
Amphenol Corp.
5.05%, 04/05/2027	6,531,000	6,627,373
3.80%, 11/15/2027	7,000,000	6,993,230
Jabil, Inc., 4.25%, 05/15/2027	4,672,000	4,676,720
Keysight Technologies, Inc., 4.60%, 04/06/2027	6,529,000	6,558,312
		24,855,635
Energy Equipment & Services-0.29%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	12,560,000	12,416,230
Entertainment-0.45%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	5,598,000	5,569,719
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	9,328,000	9,223,310
Walt Disney Co. (The), 3.70%, 03/23/2027	4,660,000	4,654,305
		19,447,334
Financial Services-3.40%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027(b)	8,401,000	8,563,262
6.45%, 04/15/2027	14,039,000	14,443,384
3.65%, 07/21/2027	9,334,000	9,261,638
4.63%, 10/15/2027(b)	5,617,000	5,658,249
BlackRock Funding, Inc., 4.60%, 07/26/2027	7,466,000	7,563,062
Blackstone Private Credit Fund, 3.25%, 03/15/2027	9,281,000	9,116,124
Corebridge Financial, Inc., 3.65%, 04/05/2027(b)	11,598,000	11,510,884
Fiserv, Inc.
5.15%, 03/15/2027	7,015,000	7,081,335
2.25%, 06/01/2027	9,334,000	9,060,593
Global Payments, Inc.
2.15%, 01/15/2027	7,013,000	6,850,188
4.95%, 08/15/2027	4,667,000	4,710,682
LPL Holdings, Inc., 5.70%, 05/20/2027	4,642,000	4,730,701
Mastercard, Inc., 3.30%, 03/26/2027	9,334,000	9,280,790
	Principal Amount	Value
Financial Services-(continued)
ORIX Corp. (Japan)
3.70%, 07/18/2027	$4,665,000	$4,640,117
5.00%, 09/13/2027(b)	4,645,000	4,725,091
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	4,654,000	4,656,978
Visa, Inc.
1.90%, 04/15/2027	13,991,000	13,665,682
0.75%, 08/15/2027(b)	4,652,000	4,434,205
2.75%, 09/15/2027(b)	6,988,000	6,882,987
		146,835,952
Food Products-1.96%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	5,602,000	5,582,013
Campbell’s Co. (The), 5.20%, 03/19/2027(b)	4,664,000	4,728,956
Conagra Brands, Inc., 1.38%, 11/01/2027	9,325,000	8,843,752
General Mills, Inc.
4.70%, 01/30/2027(b)	4,665,000	4,700,879
3.20%, 02/10/2027(b)	7,006,000	6,940,449
Hormel Foods Corp., 4.80%, 03/30/2027	4,665,000	4,720,452
JM Smucker Co. (The), 3.38%, 12/15/2027	4,665,000	4,615,050
Kellanova, 3.40%, 11/15/2027	5,602,000	5,553,077
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	12,590,000	12,545,612
McCormick & Co., Inc., 3.40%, 08/15/2027	6,998,000	6,933,431
Mondelez International, Inc., 2.63%, 03/17/2027	6,997,000	6,874,442
Tyson Foods, Inc., 3.55%, 06/02/2027	12,597,000	12,493,657
		84,531,770
Gas Utilities-0.26%
Atmos Energy Corp., 3.00%, 06/15/2027	4,662,000	4,609,295
Southern California Gas Co., 2.95%, 04/15/2027	6,527,000	6,436,997
		11,046,292
Ground Transportation-0.50%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	4,656,000	4,625,733
CSX Corp., 3.25%, 06/01/2027	7,928,000	7,859,567
Union Pacific Corp.
2.15%, 02/05/2027	4,655,000	4,567,830
3.00%, 04/15/2027	4,666,000	4,614,617
		21,667,747
Health Care Equipment & Supplies-1.30%
Baxter International, Inc., 1.92%, 02/01/2027	13,408,000	13,065,237
Becton, Dickinson and Co., 3.70%, 06/06/2027	16,059,000	15,970,129
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027	16,327,000	16,803,419
Stryker Corp., 4.55%, 02/10/2027	4,665,000	4,700,111
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027(b)	5,596,000	5,634,973
		56,173,869
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-4.47%
Cardinal Health, Inc., 3.41%, 06/15/2027	$11,412,000	$11,309,721
Cencora, Inc.
3.45%, 12/15/2027(b)	6,999,000	6,922,984
4.63%, 12/15/2027	4,654,000	4,714,224
Centene Corp., 4.25%, 12/15/2027(b)	22,352,000	22,094,968
Cigna Group (The)
3.40%, 03/01/2027	12,379,000	12,289,463
3.05%, 10/15/2027	5,084,000	5,005,378
CommonSpirit Health, 6.07%, 11/01/2027(b)	4,705,000	4,863,953
CVS Health Corp.
3.63%, 04/01/2027(b)	6,988,000	6,942,351
1.30%, 08/21/2027	21,009,000	20,038,531
Elevance Health, Inc., 3.65%, 12/01/2027(b)	14,937,000	14,835,699
HCA, Inc.
4.50%, 02/15/2027(b)	11,193,000	11,217,549
3.13%, 03/15/2027	9,331,000	9,209,866
Humana, Inc.
1.35%, 02/03/2027(b)	5,259,000	5,092,735
3.95%, 03/15/2027	4,357,000	4,343,480
Icon Investments Six DAC, 5.81%, 05/08/2027	7,077,000	7,219,892
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	5,360,000	5,313,784
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	5,607,000	5,577,101
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	4,677,000	4,669,750
UnitedHealth Group, Inc.
3.45%, 01/15/2027	6,987,000	6,951,960
3.38%, 04/15/2027(b)	5,838,000	5,798,638
4.60%, 04/15/2027	4,654,000	4,692,861
3.70%, 05/15/2027	5,586,000	5,573,796
2.95%, 10/15/2027(b)	8,841,000	8,701,762
		193,380,446
Health Care REITs-0.36%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027	4,664,000	4,628,537
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027(b)	6,530,000	6,553,699
Welltower OP LLC, 2.70%, 02/15/2027(b)	4,662,000	4,598,335
		15,780,571
Hotels, Restaurants & Leisure-1.51%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	4,677,000	4,661,022
Expedia Group, Inc., 4.63%, 08/01/2027	6,984,000	7,030,935
Hyatt Hotels Corp., 5.75%, 01/30/2027	5,600,000	5,687,445
Las Vegas Sands Corp., 5.90%, 06/01/2027	6,997,000	7,128,708
Marriott International, Inc., 5.00%, 10/15/2027(b)	9,351,000	9,517,991
McDonald’s Corp.
3.50%, 03/01/2027	7,935,000	7,891,894
3.50%, 07/01/2027	9,326,000	9,264,148
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
4.85%, 02/08/2027	$9,334,000	$9,415,710
2.00%, 03/12/2027	4,665,000	4,548,850
		65,146,703
Household Durables-0.36%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	4,671,000	4,465,672
Leggett & Platt, Inc., 3.50%, 11/15/2027(b)	4,663,000	4,570,963
Lennar Corp., 4.75%, 11/29/2027	6,533,000	6,587,623
		15,624,258
Household Products-0.71%
Colgate-Palmolive Co., 3.10%, 08/15/2027	4,667,000	4,625,431
Kimberly-Clark Corp., 1.05%, 09/15/2027	5,600,000	5,345,364
Procter & Gamble Co. (The)
1.90%, 02/01/2027	9,334,000	9,151,047
2.80%, 03/25/2027	4,669,000	4,616,981
2.85%, 08/11/2027(b)	6,998,000	6,915,708
		30,654,531
Independent Power and Renewable Electricity Producers-0.15%
NSTAR Electric Co., 3.20%, 05/15/2027	6,532,000	6,464,563
Industrial Conglomerates-0.79%
3M Co., 2.88%, 10/15/2027(b)	7,928,000	7,785,849
Eaton Corp., 3.10%, 09/15/2027	6,535,000	6,464,575
Honeywell International, Inc.
1.10%, 03/01/2027(b)	9,342,000	9,030,049
4.65%, 07/30/2027(b)	10,736,000	10,872,356
		34,152,829
Insurance-1.76%
American National Group, Inc., 5.00%, 06/15/2027	4,653,000	4,686,242
Aon Corp., 8.21%, 01/01/2027(b)	4,826,000	5,024,126
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027(b)	5,602,000	5,505,090
Aon North America, Inc., 5.13%, 03/01/2027	5,587,000	5,654,994
Arthur J. Gallagher & Co., 4.60%, 12/15/2027(b)	6,987,000	7,058,756
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027(b)	6,999,000	6,881,606
Brighthouse Financial, Inc., 3.70%, 06/22/2027	7,062,000	6,906,836
CNA Financial Corp., 3.45%, 08/15/2027	4,659,000	4,610,714
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	4,674,000	4,576,922
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027(b)	8,871,000	8,974,459
Progressive Corp. (The)
2.45%, 01/15/2027	4,671,000	4,600,278
2.50%, 03/15/2027	4,661,000	4,583,396
Willis North America, Inc., 4.65%, 06/15/2027	7,006,000	7,059,477
		76,122,896
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-0.78%
Alphabet, Inc., 0.80%, 08/15/2027(b)	$9,346,000	$8,923,783
Meta Platforms, Inc., 3.50%, 08/15/2027	24,851,000	24,776,428
		33,700,211
IT Services-0.79%
International Business Machines Corp.
3.30%, 01/27/2027	4,683,000	4,651,819
2.20%, 02/09/2027	6,064,000	5,945,129
1.70%, 05/15/2027	11,637,000	11,290,513
4.15%, 07/27/2027	6,998,000	7,040,838
VeriSign, Inc., 4.75%, 07/15/2027(b)	5,129,000	5,129,200
		34,057,499
Leisure Products-0.10%
Hasbro, Inc., 3.50%, 09/15/2027	4,429,000	4,379,471
Life Sciences Tools & Services-0.37%
Agilent Technologies, Inc., 4.20%, 09/09/2027	5,601,000	5,618,152
Illumina, Inc., 5.75%, 12/13/2027	4,668,000	4,794,843
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	5,607,000	5,710,376
		16,123,371
Machinery-3.17%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	4,666,000	4,564,567
4.50%, 01/08/2027	4,666,000	4,702,213
5.00%, 05/14/2027	7,933,000	8,067,360
3.60%, 08/12/2027(b)	6,526,000	6,513,047
1.10%, 09/14/2027(b)	7,000,000	6,686,463
4.40%, 10/15/2027(b)	6,066,000	6,138,825
4.60%, 11/15/2027(b)	8,862,000	9,006,279
CNH Industrial Capital LLC, 4.50%, 10/08/2027	4,668,000	4,701,028
CNH Industrial N.V., 3.85%, 11/15/2027(b)	4,661,000	4,644,851
Ingersoll Rand, Inc., 5.20%, 06/15/2027	6,528,000	6,631,796
John Deere Capital Corp.
4.50%, 01/08/2027(b)	6,987,000	7,041,835
1.70%, 01/11/2027	4,665,000	4,560,523
4.85%, 03/05/2027	5,135,000	5,201,515
2.35%, 03/08/2027(b)	4,664,000	4,583,763
1.75%, 03/09/2027	4,667,000	4,548,219
4.90%, 06/11/2027(b)	6,527,000	6,639,183
4.20%, 07/15/2027	7,463,000	7,514,660
2.80%, 09/08/2027	4,665,000	4,590,516
4.15%, 09/15/2027(b)	8,398,000	8,456,660
Otis Worldwide Corp., 2.29%, 04/05/2027	4,668,000	4,564,242
Parker-Hannifin Corp.
3.25%, 03/01/2027	6,521,000	6,471,493
4.25%, 09/15/2027	11,193,000	11,276,273
		137,105,311
	Principal Amount	Value
Media-1.01%
Comcast Corp.
2.35%, 01/15/2027	$12,757,000	$12,534,098
3.30%, 02/01/2027	11,390,400	11,301,961
3.30%, 04/01/2027	7,296,000	7,233,194
5.35%, 11/15/2027	6,820,000	7,005,886
Paramount Global, 2.90%, 01/15/2027(b)	5,456,000	5,365,856
		43,440,995
Metals & Mining-0.38%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	11,194,000	11,660,795
Nucor Corp., 4.30%, 05/23/2027	4,662,000	4,685,521
		16,346,316
Multi-Utilities-1.00%
Ameren Corp., 1.95%, 03/15/2027	4,664,000	4,542,933
DTE Energy Co., 4.95%, 07/01/2027	11,193,000	11,331,484
NiSource, Inc., 3.49%, 05/15/2027	9,328,000	9,264,033
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	6,535,000	6,758,218
Sempra, 3.25%, 06/15/2027	6,997,000	6,895,204
WEC Energy Group, Inc., 1.38%, 10/15/2027(b)	4,665,000	4,447,939
		43,239,811
Office REITs-0.17%
Boston Properties L.P., 6.75%, 12/01/2027	7,006,000	7,339,182
Oil, Gas & Consumable Fuels-6.48%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	4,667,000	4,682,521
BP Capital Markets America, Inc.
3.54%, 04/06/2027(b)	4,665,000	4,648,957
5.02%, 11/17/2027	10,726,000	10,953,638
BP Capital Markets PLC, 3.28%, 09/19/2027	14,027,000	13,900,969
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	11,660,000	11,614,096
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	11,214,000	11,328,915
Chevron Corp., 2.00%, 05/11/2027	9,334,000	9,108,098
Chevron U.S.A., Inc., 1.02%, 08/12/2027(b)	6,998,000	6,691,736
Chevron USA, Inc.
4.41%, 02/26/2027	6,998,000	7,060,004
3.95%, 08/13/2027(b)	4,660,000	4,682,861
Coterra Energy, Inc., 3.90%, 05/15/2027	6,413,000	6,390,551
DCP Midstream Operating L.P., 5.63%, 07/15/2027	4,651,000	4,747,942
Diamondback Energy, Inc., 5.20%, 04/18/2027	7,933,000	8,046,865
Enbridge, Inc. (Canada)
5.25%, 04/05/2027	6,998,000	7,092,738
3.70%, 07/15/2027	6,532,000	6,491,742
Energy Transfer L.P.
4.40%, 03/15/2027	6,530,000	6,540,781
4.20%, 04/15/2027	5,587,000	5,586,003
4.00%, 10/01/2027	6,995,000	6,978,059
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enterprise Products Operating LLC
4.60%, 01/11/2027	$9,328,000	$9,394,535
3.95%, 02/15/2027	5,355,000	5,357,486
EQT Corp., 3.90%, 10/01/2027	8,737,000	8,687,842
Equinor ASA (Norway), 3.00%, 04/06/2027(b)	4,645,000	4,604,268
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	9,328,000	9,279,785
Hess Corp., 4.30%, 04/01/2027	9,334,000	9,369,742
MPLX L.P., 4.13%, 03/01/2027	11,662,000	11,653,247
Occidental Petroleum Corp.
8.50%, 07/15/2027	4,562,000	4,783,348
5.00%, 08/01/2027(b)	5,607,000	5,713,000
ONEOK, Inc.
4.00%, 07/13/2027	4,662,500	4,657,253
4.25%, 09/24/2027	11,660,000	11,695,577
Phillips 66 Co., 4.95%, 12/01/2027	6,995,000	7,120,623
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027(b)	13,997,000	14,080,505
South Bow USA Infrastructure Holdings LLC (Canada), 4.91%, 09/01/2027	6,530,000	6,581,934
Targa Resources Corp., 5.20%, 07/01/2027	7,020,000	7,134,111
TC PipeLines L.P., 3.90%, 05/25/2027	4,669,000	4,654,173
Valero Energy Corp., 2.15%, 09/15/2027	5,253,000	5,075,484
Williams Cos., Inc. (The), 3.75%, 06/15/2027	13,525,000	13,436,456
		279,825,845
Passenger Airlines-0.38%
Southwest Airlines Co., 5.13%, 06/15/2027	16,084,000	16,267,561
Personal Care Products-0.48%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	4,654,000	4,607,145
Unilever Capital Corp. (United Kingdom)
2.90%, 05/05/2027(b)	9,369,000	9,268,221
4.25%, 08/12/2027	6,986,000	7,040,719
		20,916,085
Pharmaceuticals-3.80%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027	11,641,000	11,780,283
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	6,997,000	6,932,935
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	4,787,000	4,762,377
1.13%, 11/13/2027(b)	9,334,000	8,889,789
Eli Lilly and Co.
4.50%, 02/09/2027(b)	9,334,000	9,411,457
3.10%, 05/15/2027	3,748,000	3,716,890
4.15%, 08/14/2027	6,998,000	7,050,590
Haleon US Capital LLC, 3.38%, 03/24/2027	18,355,000	18,192,414
Johnson & Johnson
4.50%, 03/01/2027	6,999,000	7,071,424
2.95%, 03/03/2027	9,334,000	9,252,867
0.95%, 09/01/2027(b)	13,995,000	13,377,126
	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc.
1.70%, 06/10/2027(b)	$13,972,000	$13,567,209
3.85%, 09/15/2027	7,000,000	7,024,811
Novartis Capital Corp.
2.00%, 02/14/2027	11,662,000	11,431,752
3.10%, 05/17/2027(b)	9,334,000	9,261,145
Royalty Pharma PLC, 1.75%, 09/02/2027	9,334,000	8,962,381
Viatris, Inc., 2.30%, 06/22/2027(b)	6,978,000	6,740,399
Zoetis, Inc., 3.00%, 09/12/2027	6,998,000	6,893,247
		164,319,096
Professional Services-0.16%
Equifax, Inc., 5.10%, 12/15/2027	6,998,000	7,126,395
Residential REITs-0.13%
Mid-America Apartments L.P., 3.60%, 06/01/2027	5,607,000	5,582,195
Retail REITs-0.81%
Realty Income Corp.
3.00%, 01/15/2027	5,597,000	5,537,223
3.95%, 08/15/2027	5,536,000	5,535,253
Regency Centers L.P., 3.60%, 02/01/2027	4,901,000	4,877,327
Simon Property Group L.P.
1.38%, 01/15/2027(b)	5,126,000	4,980,843
3.38%, 06/15/2027	7,001,000	6,950,919
3.38%, 12/01/2027	7,001,000	6,934,804
		34,816,369
Semiconductors & Semiconductor Equipment-1.91%
Applied Materials, Inc., 3.30%, 04/01/2027	11,193,000	11,126,863
Broadcom, Inc., 5.05%, 07/12/2027(b)	11,689,000	11,890,841
Intel Corp.
3.75%, 03/25/2027	9,336,000	9,294,715
3.15%, 05/11/2027	9,326,000	9,206,227
3.75%, 08/05/2027	11,660,000	11,580,991
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	18,676,000	18,544,626
Texas Instruments, Inc.
4.60%, 02/08/2027(b)	6,065,000	6,116,048
2.90%, 11/03/2027(b)	4,664,000	4,607,421
		82,367,732
Software-3.61%
Accenture Capital, Inc., 3.90%, 10/04/2027(b)	10,259,000	10,289,721
Adobe, Inc.
2.15%, 02/01/2027	7,928,000	7,788,574
4.85%, 04/04/2027(b)	4,654,000	4,719,933
Autodesk, Inc., 3.50%, 06/15/2027	4,668,000	4,638,632
Cadence Design Systems, Inc., 4.20%, 09/10/2027	4,662,000	4,683,745
Intuit, Inc., 1.35%, 07/15/2027(b)	4,662,000	4,487,751
Microsoft Corp., 3.30%, 02/06/2027	37,339,000	37,214,216
Oracle Corp.
2.80%, 04/01/2027	21,033,000	20,624,668
3.25%, 11/15/2027(b)	25,673,000	25,144,889
Roper Technologies, Inc., 1.40%, 09/15/2027	6,529,000	6,238,957
Synopsys, Inc., 4.55%, 04/01/2027	9,339,000	9,405,716
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Software-(continued)
VMware LLC, 3.90%, 08/21/2027	$11,670,000	$11,653,913
Workday, Inc., 3.50%, 04/01/2027	9,344,000	9,279,521
		156,170,236
Specialized REITs-1.36%
American Tower Corp.
2.75%, 01/15/2027	6,998,000	6,899,727
3.65%, 03/15/2027	6,064,000	6,023,646
3.55%, 07/15/2027	7,008,000	6,944,735
Crown Castle, Inc.
4.00%, 03/01/2027(b)	4,660,000	4,644,616
2.90%, 03/15/2027	6,981,000	6,863,431
3.65%, 09/01/2027	9,329,000	9,246,058
Public Storage Operating Co., 3.09%, 09/15/2027	4,672,000	4,612,081
SBA Communications Corp., 3.88%, 02/15/2027	13,707,000	13,653,141
		58,887,435
Specialty Retail-1.66%
AutoZone, Inc., 3.75%, 06/01/2027(b)	5,597,000	5,573,229
Home Depot, Inc. (The)
2.50%, 04/15/2027	6,996,000	6,878,897
2.88%, 04/15/2027	6,998,000	6,919,350
4.88%, 06/25/2027(b)	9,334,000	9,490,662
2.80%, 09/14/2027(b)	9,334,000	9,181,838
Lowe`s Cos., Inc., 3.95%, 10/15/2027(b)	6,050,000	6,044,795
Lowe’s Cos., Inc.
3.35%, 04/01/2027	6,994,000	6,936,670
3.10%, 05/03/2027	13,992,000	13,818,050
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	7,001,000	6,954,333
		71,797,824
Technology Hardware, Storage & Peripherals-2.56%
Apple, Inc.
3.35%, 02/09/2027	20,996,500	20,908,073
3.20%, 05/11/2027(b)	18,658,000	18,546,026
3.00%, 06/20/2027	9,334,000	9,242,035
2.90%, 09/12/2027	18,658,000	18,426,355
3.00%, 11/13/2027(b)	13,991,000	13,852,820
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027(b)	8,380,000	8,374,074
4.40%, 09/25/2027	11,660,000	11,714,140
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027(b)	4,664,000	4,697,715
NetApp, Inc., 2.38%, 06/22/2027(b)	5,136,000	5,011,190
		110,772,428
Textiles, Apparel & Luxury Goods-0.21%
NIKE, Inc., 2.75%, 03/27/2027(b)	9,329,000	9,209,978
Tobacco-0.96%
B.A.T. Capital Corp. (United Kingdom), 4.70%, 04/02/2027	8,400,000	8,452,354
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
4.75%, 02/12/2027(b)	$6,999,000	$7,066,627
3.13%, 08/17/2027(b)	4,660,000	4,603,584
4.38%, 11/01/2027	7,048,000	7,112,466
5.13%, 11/17/2027	13,990,000	14,287,594
		41,522,625
Trading Companies & Distributors-0.53%
Air Lease Corp.
2.20%, 01/15/2027(b)	6,998,000	6,838,773
3.63%, 04/01/2027(b)	4,656,000	4,593,075
3.63%, 12/01/2027	4,662,000	4,598,994
5.85%, 12/15/2027	6,531,000	6,723,049
		22,753,891
Water Utilities-0.24%
American Water Capital Corp., 2.95%, 09/01/2027	5,597,000	5,510,254
Essential Utilities, Inc., 4.80%, 08/15/2027	4,662,000	4,713,109
		10,223,363
Wireless Telecommunication Services-0.27%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027(b)	12,023,000	11,866,002
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,241,070,823)		4,271,436,895
	Shares
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d) (Cost $20,900,791)	20,900,791	20,900,791
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.33% (Cost $4,261,971,614)		4,292,337,686
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.34%
Invesco Private Government Fund, 4.00%(c)(d)(e)	98,236,513	98,236,513
Invesco Private Prime Fund, 4.12%(c)(d)(e)	261,919,161	261,997,737
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $360,238,016)		360,234,250
TOTAL INVESTMENTS IN SECURITIES-107.67% (Cost $4,622,209,630)		4,652,571,936
OTHER ASSETS LESS LIABILITIES-(7.67)%		(331,276,664)
NET ASSETS-100.00%		$4,321,295,272
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,145,113	$98,179,794	$(78,424,116)	$-	$-	$20,900,791	$179,549
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	106,041,096	128,704,411	(136,508,994)	-	-	98,236,513	1,144,199 *
Invesco Private Prime Fund	275,917,356	322,475,223	(336,391,516)	(23,452)	20,126	261,997,737	3,080,690 *
Total	$383,103,565	$549,359,428	$(551,324,626)	$(23,452)	$20,126	$381,135,041	$4,404,438

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.03%
Aerospace & Defense-2.49%
Boeing Co. (The), 3.25%, 02/01/2028(b)	$8,327,500	$8,182,203
General Dynamics Corp., 3.75%, 05/15/2028	7,508,000	7,527,835
HEICO Corp., 5.25%, 08/01/2028	4,507,000	4,646,523
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	4,541,000	4,293,242
L3Harris Technologies, Inc., 4.40%, 06/15/2028	6,442,000	6,493,931
Lockheed Martin Corp.
4.45%, 05/15/2028(b)	3,785,000	3,837,711
4.15%, 08/15/2028	3,790,000	3,817,141
Northrop Grumman Corp., 3.25%, 01/15/2028	15,148,000	14,931,896
RTX Corp., 4.13%, 11/16/2028	22,533,000	22,611,239
		76,341,721
Air Freight & Logistics-0.15%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	4,548,000	4,562,914
Automobiles-4.27%
American Honda Finance Corp.
4.70%, 01/12/2028	3,785,000	3,837,615
3.50%, 02/15/2028(b)	3,783,000	3,746,743
4.55%, 03/03/2028(b)	4,926,000	4,987,080
2.00%, 03/24/2028	5,683,000	5,432,753
5.13%, 07/07/2028	6,055,000	6,221,546
4.25%, 09/01/2028(b)	5,300,000	5,329,752
5.65%, 11/15/2028	6,062,000	6,331,724
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	5,678,000	5,449,628
5.92%, 03/20/2028(b)	7,570,000	7,740,783
6.80%, 05/12/2028	11,268,000	11,738,286
6.80%, 11/07/2028	11,365,000	11,901,146
General Motors Co.
5.35%, 04/15/2028	5,680,000	5,825,795
5.00%, 10/01/2028(b)	5,685,000	5,798,797
Honda Motor Co. Ltd. (Japan), 4.44%, 07/08/2028	5,306,000	5,358,223
PACCAR Financial Corp., 4.55%, 03/03/2028(b)	4,547,000	4,624,529
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028(b)	3,758,000	3,879,743
3.67%, 07/20/2028	3,785,000	3,775,639
Toyota Motor Credit Corp.
3.05%, 01/11/2028	3,785,000	3,725,339
4.63%, 01/12/2028	7,570,000	7,690,954
1.90%, 04/06/2028	5,685,000	5,447,043
4.05%, 09/05/2028	6,060,000	6,085,149
5.25%, 09/11/2028(b)	5,685,000	5,895,113
		130,823,380
Banks-12.09%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028(b)	9,331,000	9,375,870
5.59%, 08/08/2028	11,339,000	11,768,230
6.61%, 11/07/2028(b)	9,500,000	10,144,200
Bank of Montreal (Canada)
5.20%, 02/01/2028(b)	9,084,000	9,326,582
5.72%, 09/25/2028(b)	7,569,000	7,906,835
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028	5,685,000	5,863,924
	Principal Amount	Value
Banks-(continued)
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	$15,148,000	$15,246,258
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028(b)	7,578,000	7,762,112
5.99%, 10/03/2028(b)	5,300,000	5,583,434
Capital One N.A., 4.65%, 09/13/2028	6,821,000	6,930,106
Citibank N.A., 5.80%, 09/29/2028	18,937,000	19,881,202
Citigroup, Inc., 4.13%, 07/25/2028	15,902,000	15,908,623
Cooperatieve Rabobank U.A. (Netherlands)
4.88%, 01/21/2028(b)	5,216,000	5,342,521
3.96%, 10/17/2028(b)	3,783,000	3,798,052
Fifth Third Bancorp, 3.95%, 03/14/2028	4,927,000	4,919,246
HSBC USA, Inc., 4.65%, 06/03/2028(b)	6,815,000	6,930,485
KeyCorp, 4.10%, 04/30/2028	5,676,000	5,680,838
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	11,358,000	11,435,944
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028(b)	9,084,000	9,213,552
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	9,766,000	9,777,512
4.05%, 09/11/2028(b)	7,511,000	7,542,710
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	9,770,000	9,797,978
National Bank of Canada (Canada), 5.60%, 12/18/2028	7,577,000	7,920,554
PNC Bank N.A.
3.25%, 01/22/2028(b)	5,306,000	5,250,899
4.05%, 07/26/2028(b)	9,464,000	9,475,416
Regions Financial Corp., 1.80%, 08/12/2028(b)	4,886,000	4,607,417
Royal Bank of Canada (Canada)
4.90%, 01/12/2028(b)	5,685,000	5,809,517
5.20%, 08/01/2028	7,569,000	7,815,740
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028	14,389,000	14,849,342
3.54%, 01/17/2028	5,684,000	5,642,543
5.80%, 07/13/2028(b)	5,685,000	5,934,572
3.94%, 07/19/2028	5,633,000	5,642,094
5.72%, 09/14/2028	8,336,000	8,698,995
1.90%, 09/17/2028	15,148,000	14,306,940
Synovus Bank, 5.63%, 02/15/2028	3,785,000	3,864,239
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	9,469,000	9,684,075
4.86%, 01/31/2028	9,464,000	9,631,775
4.57%, 06/02/2028	7,570,000	7,671,220
5.52%, 07/17/2028(b)	9,464,000	9,819,395
4.11%, 10/13/2028	7,571,000	7,590,169
U.S. Bancorp, 3.90%, 04/26/2028	6,442,000	6,453,994
UBS AG (Switzerland)
7.50%, 02/15/2028	7,100,000	7,648,006
5.65%, 09/11/2028	11,269,000	11,783,083
		370,236,199
Beverages-1.44%
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	5,685,000	5,427,087
1.00%, 03/15/2028(b)	9,843,000	9,282,209
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Beverages-(continued)
Constellation Brands, Inc., 3.60%, 02/15/2028	$5,300,000	$5,250,898
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	3,785,000	3,784,644
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	3,790,000	3,802,734
PepsiCo, Inc.
4.45%, 02/07/2028(b)	5,684,000	5,771,092
3.60%, 02/18/2028	5,683,000	5,668,961
4.45%, 05/15/2028(b)	4,918,000	4,999,095
		43,986,720
Biotechnology-1.55%
AbbVie, Inc., 4.65%, 03/15/2028	9,469,000	9,628,851
Amgen, Inc.
5.15%, 03/02/2028	28,401,000	29,073,771
1.65%, 08/15/2028(b)	9,350,000	8,797,895
		47,500,517
Broadline Retail-0.96%
Amazon.com, Inc.
1.65%, 05/12/2028	17,037,000	16,222,907
3.90%, 11/20/2028	13,258,000	13,312,432
		29,535,339
Building Products-0.27%
Lennox International, Inc., 5.50%, 09/15/2028	3,785,000	3,919,310
Masco Corp., 1.50%, 02/15/2028	4,547,000	4,290,241
		8,209,551
Capital Markets-5.21%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	4,547,000	4,766,569
Ares Capital Corp., 2.88%, 06/15/2028(b)	9,464,000	9,035,432
Ares Management Corp., 6.38%, 11/10/2028	3,786,000	4,006,768
Ares Strategic Income Fund, 5.70%, 03/15/2028	7,566,000	7,669,593
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	5,683,041	5,641,323
3.85%, 04/28/2028	6,821,000	6,848,952
1.65%, 07/14/2028	3,784,000	3,587,595
3.00%, 10/30/2028	3,791,000	3,689,760
Blackstone Secured Lending Fund
5.35%, 04/13/2028	5,306,000	5,360,216
2.85%, 09/30/2028(b)	4,844,666	4,581,433
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	4,926,000	5,217,632
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	7,948,000	7,921,078
Charles Schwab Corp. (The)
3.20%, 01/25/2028	5,299,000	5,225,236
2.00%, 03/20/2028	9,471,000	9,097,315
CME Group, Inc., 3.75%, 06/15/2028(b)	3,784,000	3,786,737
FS KKR Capital Corp., 3.13%, 10/12/2028	5,685,000	5,262,995
Golub Capital BDC, Inc., 7.05%, 12/05/2028(b)	5,210,000	5,487,316
HPS Corporate Lending Fund, 5.45%, 01/14/2028(b)	5,684,000	5,729,772
	Principal Amount	Value
Capital Markets-(continued)
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	$7,569,000	$7,852,540
Marex Group PLC (United Kingdom), 5.83%, 05/08/2028(b)	3,790,000	3,848,130
Nasdaq, Inc., 5.35%, 06/28/2028	6,668,000	6,880,591
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	4,164,000	4,305,525
6.07%, 07/12/2028(b)	6,821,000	7,130,527
2.17%, 07/14/2028	7,578,000	7,209,059
Northern Trust Corp., 3.65%, 08/03/2028(b)	3,785,000	3,775,983
S&P Global, Inc., 4.75%, 08/01/2028(b)	5,258,000	5,361,498
State Street Corp., 4.54%, 02/28/2028	10,222,000	10,377,934
		159,657,509
Chemicals-0.91%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028(b)	4,547,000	4,595,217
Ecolab, Inc.
5.25%, 01/15/2028	3,790,000	3,895,476
4.30%, 06/15/2028(b)	3,783,000	3,822,131
Nutrien Ltd. (Canada), 4.90%, 03/27/2028(b)	5,680,000	5,783,626
PPG Industries, Inc., 3.75%, 03/15/2028(b)	5,983,000	5,970,310
Sherwin-Williams Co. (The), 4.30%, 08/15/2028	3,790,000	3,814,623
		27,881,383
Commercial Services & Supplies-0.86%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	3,785,000	3,663,009
Republic Services, Inc., 3.95%, 05/15/2028(b)	6,063,018	6,078,214
Veralto Corp., 5.35%, 09/18/2028	5,297,000	5,470,999
Waste Management, Inc.
1.15%, 03/15/2028	3,791,000	3,570,213
4.50%, 03/15/2028	7,569,000	7,676,092
		26,458,527
Communications Equipment-0.43%
Cisco Systems, Inc., 4.55%, 02/24/2028(b)	7,569,000	7,697,785
Motorola Solutions, Inc., 4.60%, 02/23/2028	5,299,000	5,355,812
		13,053,597
Construction & Engineering-0.12%
Quanta Services, Inc., 4.30%, 08/09/2028	3,785,000	3,807,131
Consumer Finance-1.98%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	5,645,000	5,305,580
Capital One Financial Corp., 3.80%, 01/31/2028	10,604,000	10,549,188
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	$7,511,000	$7,780,336
5.05%, 04/04/2028	9,084,000	9,250,746
2.40%, 04/10/2028	7,572,000	7,266,990
5.80%, 06/23/2028	10,222,000	10,598,664
2.40%, 10/15/2028	7,511,000	7,160,440
4.20%, 10/27/2028	2,619,000	2,620,931
		60,532,875
Consumer Staples Distribution & Retail-1.53%
Dollar General Corp.
4.13%, 05/01/2028	3,789,000	3,790,929
5.20%, 07/05/2028	3,791,000	3,888,064
Dollar Tree, Inc., 4.20%, 05/15/2028	9,464,000	9,460,402
Target Corp., 4.35%, 06/15/2028(b)	3,788,000	3,831,470
Walmart, Inc.
3.90%, 04/15/2028	5,645,000	5,681,796
3.70%, 06/26/2028(b)	11,109,000	11,139,900
1.50%, 09/22/2028(b)	9,468,000	8,948,185
		46,740,746
Containers & Packaging-0.14%
WRKCo, Inc., 4.00%, 03/15/2028(b)	4,356,000	4,352,845
Distributors-0.20%
LKQ Corp., 5.75%, 06/15/2028(b)	6,059,000	6,265,838
Diversified REITs-0.83%
CubeSmart L.P., 2.25%, 12/15/2028	4,168,000	3,950,981
Digital Realty Trust L.P.
5.55%, 01/15/2028	6,818,000	7,018,960
4.45%, 07/15/2028	4,866,000	4,906,789
VICI Properties L.P., 4.75%, 02/15/2028	9,464,000	9,561,905
		25,438,635
Diversified Telecommunication Services-1.03%
AT&T, Inc., 1.65%, 02/01/2028	17,037,000	16,204,008
Verizon Communications, Inc., 2.10%, 03/22/2028	16,130,000	15,476,317
		31,680,325
Electric Utilities-6.64%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	4,545,000	4,475,173
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	3,787,000	3,912,359
Commonwealth Edison Co., 3.70%, 08/15/2028(b)	4,167,000	4,150,729
Constellation Energy Generation LLC, 5.60%, 03/01/2028(b)	5,645,000	5,836,147
Duke Energy Corp., 4.30%, 03/15/2028	6,821,000	6,856,301
Duke Energy Florida LLC, 3.80%, 07/15/2028	4,547,000	4,546,968
Duke Energy Progress LLC, 3.70%, 09/01/2028	3,789,000	3,772,002
Edison International
4.13%, 03/15/2028	4,169,000	4,121,755
5.25%, 11/15/2028(b)	4,472,000	4,538,156
Entergy Corp., 1.90%, 06/15/2028	4,926,000	4,675,504
Eversource Energy, 5.45%, 03/01/2028	9,843,000	10,083,645
Exelon Corp., 5.15%, 03/15/2028	7,571,000	7,743,511
	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co.
5.05%, 04/01/2028	$7,571,000	$7,768,818
4.40%, 05/15/2028	5,677,000	5,754,102
Georgia Power Co.
4.65%, 05/16/2028	5,683,000	5,775,081
4.00%, 10/01/2028	5,680,000	5,694,128
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028(b)	5,299,000	5,245,271
4.75%, 02/07/2028	4,547,000	4,616,218
4.80%, 03/15/2028	4,545,000	4,625,997
Series D, 4.15%, 08/25/2028	5,303,000	5,334,593
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/2028(b)	7,575,000	7,715,840
4.90%, 02/28/2028(b)	9,468,000	9,647,092
1.90%, 06/15/2028	11,356,000	10,800,707
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	4,548,000	4,583,745
Pacific Gas and Electric Co.
3.00%, 06/15/2028	6,063,000	5,867,161
3.75%, 07/01/2028	6,632,000	6,541,315
Pacific Gas And Electric Co., 5.00%, 06/04/2028	6,060,000	6,161,273
PG&E Corp., 5.00%, 07/01/2028	7,571,000	7,520,523
San Diego Gas & Electric Co., 4.95%, 08/15/2028	4,547,000	4,657,894
Southern California Edison Co.
5.30%, 03/01/2028	5,683,000	5,796,825
5.65%, 10/01/2028	4,167,000	4,314,325
Southern Co. (The), 4.85%, 06/15/2028	5,683,000	5,788,453
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	4,358,000	4,357,170
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	5,306,000	5,290,752
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	4,773,000	4,770,398
		203,339,931
Electrical Equipment-0.55%
Emerson Electric Co., 2.00%, 12/21/2028	7,577,000	7,178,114
Regal Rexnord Corp., 6.05%, 04/15/2028	9,460,000	9,793,338
		16,971,452
Electronic Equipment, Instruments & Components-1.22%
Amphenol Corp.
4.38%, 06/12/2028	5,685,000	5,749,788
3.90%, 11/15/2028	2,000,000	2,001,228
Arrow Electronics, Inc., 3.88%, 01/12/2028	3,789,000	3,761,745
Avnet, Inc., 6.25%, 03/15/2028(b)	3,785,000	3,928,194
Jabil, Inc., 3.95%, 01/12/2028	3,786,000	3,776,718
TD SYNNEX Corp., 2.38%, 08/09/2028	4,548,000	4,330,324
Teledyne Technologies, Inc., 2.25%, 04/01/2028	5,306,000	5,087,378
Trane Technologies Holdco, Inc., 3.75%, 08/21/2028	4,169,000	4,154,931
Trimble, Inc., 4.90%, 06/15/2028	4,549,000	4,620,331
		37,410,637
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.12%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	$3,651,000	$3,593,375
Entertainment-0.93%
Netflix, Inc., 5.88%, 11/15/2028(b)	14,300,000	15,085,775
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	6,063,000	6,175,057
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	7,573,000	7,339,205
		28,600,037
Financial Services-3.59%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028	4,168,000	4,148,550
4.88%, 04/01/2028(b)	5,685,000	5,779,082
5.75%, 06/06/2028(b)	7,569,000	7,851,631
3.00%, 10/29/2028	28,397,000	27,497,876
Blackstone Private Credit Fund, 7.30%, 11/27/2028	4,897,000	5,208,116
Block Financial LLC, 2.50%, 07/15/2028	3,785,000	3,607,682
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	5,676,000	5,369,989
Fiserv, Inc.
5.45%, 03/02/2028	6,737,000	6,893,073
5.38%, 08/21/2028	5,297,000	5,432,664
Global Payments, Inc., 4.50%, 11/15/2028	8,000,000	8,028,613
LPL Holdings, Inc.
4.90%, 04/03/2028	3,790,000	3,845,799
6.75%, 11/17/2028	5,685,000	6,068,798
Mastercard, Inc.
4.10%, 01/15/2028	5,685,000	5,727,940
3.50%, 02/26/2028	3,755,000	3,741,941
4.88%, 03/09/2028(b)	5,683,000	5,822,880
MGIC Investment Corp., 5.25%, 08/15/2028	4,884,000	4,884,123
		109,908,757
Food Products-1.66%
Campbell’s Co. (The), 4.15%, 03/15/2028	7,578,552	7,596,654
General Mills, Inc.
4.20%, 04/17/2028	10,601,000	10,635,005
5.50%, 10/17/2028(b)	3,786,000	3,931,865
Hershey Co. (The), 4.55%, 02/24/2028	3,790,000	3,855,200
Hormel Foods Corp., 1.70%, 06/03/2028(b)	5,678,000	5,383,390
J.M. Smucker Co. (The), 5.90%, 11/15/2028	5,678,000	5,956,951
Kellanova, 4.30%, 05/15/2028	4,543,000	4,574,777
Mondelez International, Inc.
4.25%, 05/06/2028	5,302,000	5,332,239
4.13%, 05/07/2028	3,493,000	3,505,428
		50,771,509
Gas Utilities-0.23%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028(b)	6,820,000	6,997,510
Ground Transportation-0.88%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	3,785,000	3,790,399
CSX Corp., 3.80%, 03/01/2028	6,059,000	6,053,081
	Principal Amount	Value
Ground Transportation-(continued)
Ryder System, Inc.
5.65%, 03/01/2028(b)	$3,787,000	$3,914,064
5.25%, 06/01/2028	4,927,000	5,063,439
Union Pacific Corp., 3.95%, 09/10/2028(b)	7,992,300	8,006,001
		26,826,984
Health Care Equipment & Supplies-1.65%
Abbott Laboratories, 1.15%, 01/30/2028	4,925,000	4,667,350
Baxter International, Inc., 2.27%, 12/01/2028(b)	9,461,000	8,911,771
Becton, Dickinson and Co., 4.69%, 02/13/2028	6,062,000	6,140,941
Edwards Lifesciences Corp., 4.30%, 06/15/2028	4,548,000	4,566,093
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	7,578,000	7,630,817
Stryker Corp.
4.70%, 02/10/2028	5,302,000	5,387,242
3.65%, 03/07/2028	4,547,000	4,531,292
4.85%, 12/08/2028	4,542,000	4,657,993
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	3,788,000	3,921,066
		50,414,565
Health Care Providers & Services-4.95%
Centene Corp., 2.45%, 07/15/2028	17,423,000	16,256,896
Cigna Group (The), 4.38%, 10/15/2028	28,757,177	29,048,266
CVS Health Corp., 4.30%, 03/25/2028	37,864,000	37,974,156
Elevance Health, Inc.
4.10%, 03/01/2028	9,462,990	9,468,219
4.00%, 09/15/2028	5,681,000	5,669,837
HCA, Inc.
5.00%, 03/01/2028(b)	5,306,000	5,408,821
5.20%, 06/01/2028(b)	7,571,000	7,764,783
5.63%, 09/01/2028	11,358,000	11,730,992
Humana, Inc.
5.75%, 03/01/2028	3,739,000	3,864,446
5.75%, 12/01/2028	3,789,000	3,945,217
UnitedHealth Group, Inc.
5.25%, 02/15/2028	7,571,000	7,785,217
3.85%, 06/15/2028	8,706,000	8,696,621
4.40%, 06/15/2028(b)	3,785,000	3,832,418
		151,445,889
Health Care REITs-0.60%
Healthpeak OP LLC, 2.13%, 12/01/2028	3,786,000	3,568,138
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	4,169,000	4,208,272
Ventas Realty L.P., 4.00%, 03/01/2028	4,922,000	4,913,221
Welltower OP LLC, 4.25%, 04/15/2028	5,683,000	5,727,940
		18,417,571
Hotels, Restaurants & Leisure-1.86%
Booking Holdings, Inc., 3.55%, 03/15/2028	3,785,000	3,756,581
Expedia Group, Inc., 3.80%, 02/15/2028	7,577,750	7,528,654
Hyatt Hotels Corp., 5.05%, 03/30/2028	3,785,000	3,853,865
Las Vegas Sands Corp., 5.63%, 06/15/2028	7,577,000	7,751,656
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc., 5.55%, 10/15/2028(b)	$5,306,000	$5,521,970
McDonald’s Corp.
3.80%, 04/01/2028	7,948,514	7,933,186
4.80%, 08/14/2028	4,547,000	4,643,821
Starbucks Corp.
3.50%, 03/01/2028	4,546,000	4,502,808
4.50%, 05/15/2028	5,680,000	5,738,963
4.00%, 11/15/2028	5,683,000	5,682,665
		56,914,169
Household Durables-0.16%
Mohawk Industries, Inc., 5.85%, 09/18/2028	4,546,000	4,745,692
Household Products-0.40%
Clorox Co. (The), 3.90%, 05/15/2028(b)	3,785,000	3,785,788
Colgate-Palmolive Co., 4.60%, 03/01/2028	3,785,000	3,856,578
Procter & Gamble Co. (The), 3.95%, 01/26/2028(b)	4,540,000	4,572,219
		12,214,585
Independent Power and Renewable Electricity Producers-0.23%
AES Corp. (The), 5.45%, 06/01/2028(b)	6,821,000	6,982,231
Industrial Conglomerates-0.40%
3M Co., 3.63%, 09/14/2028(b)	4,547,000	4,518,140
Eaton Corp., 4.35%, 05/18/2028	3,785,000	3,831,797
Honeywell International, Inc., 4.95%, 02/15/2028(b)	3,787,000	3,876,166
		12,226,103
Insurance-0.40%
Brown & Brown, Inc., 4.70%, 06/23/2028	3,788,000	3,827,374
Lincoln National Corp., 3.80%, 03/01/2028(b)	3,785,000	3,761,492
Willis North America, Inc., 4.50%, 09/15/2028	4,548,000	4,585,273
		12,174,139
Interactive Media & Services-0.44%
Alphabet, Inc., 3.88%, 11/15/2028	2,000,000	2,012,269
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	11,268,000	11,489,938
		13,502,207
IT Services-0.65%
DXC Technology Co., 2.38%, 09/15/2028(b)	4,926,000	4,636,218
International Business Machines Corp.
4.50%, 02/06/2028	7,569,000	7,659,730
4.65%, 02/10/2028	7,578,000	7,694,548
		19,990,496
Life Sciences Tools & Services-0.28%
Revvity, Inc., 1.90%, 09/15/2028(b)	3,759,000	3,536,993
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	5,300,000	4,997,194
		8,534,187
	Principal Amount	Value
Machinery-2.55%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	$3,000,000	$3,008,558
Series K, 4.10%, 08/15/2028(b)	5,680,000	5,723,275
CNH Industrial Capital LLC
4.75%, 03/21/2028	3,790,000	3,841,076
4.55%, 04/10/2028	4,547,000	4,586,606
Ingersoll Rand, Inc., 5.40%, 08/14/2028	3,785,000	3,918,192
John Deere Capital Corp.
4.65%, 01/07/2028	3,785,000	3,852,897
4.75%, 01/20/2028(b)	8,336,000	8,504,055
4.90%, 03/03/2028(b)	4,926,000	5,047,369
1.50%, 03/06/2028(b)	3,785,000	3,598,515
4.95%, 07/14/2028	11,358,000	11,673,220
Series I, 4.25%, 06/05/2028	5,301,000	5,360,797
Otis Worldwide Corp., 5.25%, 08/16/2028	5,683,000	5,863,638
Wabtec Corp., 4.70%, 09/15/2028	9,464,000	9,580,993
Xylem, Inc., 1.95%, 01/30/2028	3,789,000	3,638,279
		78,197,470
Marine Transportation-0.12%
Kirby Corp., 4.20%, 03/01/2028	3,695,000	3,698,141
Media-1.18%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	7,571,000	7,461,147
4.20%, 03/15/2028	9,468,000	9,416,248
Comcast Corp.
3.15%, 02/15/2028	9,832,000	9,660,040
3.55%, 05/01/2028	5,941,000	5,893,196
Paramount Global, 3.38%, 02/15/2028	3,788,000	3,704,391
		36,135,022
Metals & Mining-0.35%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	3,678,000	3,670,132
4.38%, 08/01/2028	3,278,000	3,275,628
Nucor Corp., 3.95%, 05/01/2028	3,785,000	3,787,484
		10,733,244
Multi-Utilities-1.61%
Dominion Energy, Inc., 4.60%, 05/15/2028	7,529,000	7,627,924
DTE Electric Co., Series A, 1.90%, 04/01/2028	4,318,000	4,132,129
DTE Energy Co., 4.88%, 06/01/2028	7,957,000	8,103,311
National Grid PLC (United Kingdom), 5.60%, 06/12/2028	5,301,000	5,479,927
NiSource, Inc., 5.25%, 03/30/2028(b)	7,948,000	8,155,996
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	4,546,000	4,760,467
Sempra, 3.40%, 02/01/2028	7,570,609	7,459,762
WEC Energy Group, Inc., 2.20%, 12/15/2028	3,785,000	3,587,868
		49,307,384
Oil, Gas & Consumable Fuels-5.50%
BP Capital Markets PLC, 3.72%, 11/28/2028	6,008,000	5,975,928
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron USA, Inc.
3.85%, 01/15/2028	$4,533,000	$4,544,698
4.48%, 02/26/2028	7,578,000	7,700,244
4.05%, 08/13/2028(b)	4,921,000	4,967,275
Continental Resources, Inc., 4.38%, 01/15/2028	7,576,000	7,551,660
Enbridge, Inc. (Canada), 6.00%, 11/15/2028	5,685,000	5,978,446
Energy Transfer L.P.
5.55%, 02/15/2028	7,576,000	7,798,209
4.95%, 05/15/2028	6,058,500	6,160,416
4.95%, 06/15/2028	7,544,028	7,676,325
6.10%, 12/01/2028	3,785,000	3,981,862
Enterprise Products Operating LLC, 4.30%, 06/20/2028	3,786,000	3,818,002
EOG Resources, Inc., 4.40%, 07/15/2028	3,787,000	3,834,196
EQT Corp., 5.70%, 04/01/2028	3,785,000	3,910,662
Equinor ASA (Norway)
4.25%, 06/02/2028(b)	4,128,000	4,170,714
3.63%, 09/10/2028(b)	7,513,000	7,487,421
Kinder Morgan, Inc., 4.30%, 03/01/2028	9,470,750	9,526,435
MPLX L.P., 4.00%, 03/15/2028	9,464,000	9,440,431
Occidental Petroleum Corp., 6.38%, 09/01/2028(b)	4,377,000	4,595,091
ONEOK, Inc.
4.55%, 07/15/2028	6,063,000	6,113,919
5.65%, 11/01/2028	5,683,000	5,904,506
Ovintiv, Inc., 5.65%, 05/15/2028	5,306,000	5,467,387
Phillips 66, 3.90%, 03/15/2028	6,058,000	6,030,164
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028(b)	10,221,000	10,241,497
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	10,600,000	10,630,649
Valero Energy Corp., 4.35%, 06/01/2028	4,436,000	4,462,196
Valero Energy Partners L.P., 4.50%, 03/15/2028	3,455,000	3,480,526
Williams Cos., Inc. (The), 5.30%, 08/15/2028	6,821,000	7,030,088
		168,478,947
Passenger Airlines-0.54%
Delta Air Lines, Inc.
4.38%, 04/19/2028	3,109,000	3,116,405
4.95%, 07/10/2028	7,570,000	7,687,411
Southwest Airlines Co., 4.38%, 11/15/2028	5,580,000	5,581,029
		16,384,845
Personal Care Products-0.93%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	5,306,000	5,363,802
Kenvue, Inc., 5.05%, 03/22/2028	7,578,000	7,753,623
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028	9,843,000	9,776,806
4.88%, 09/08/2028	5,301,000	5,452,977
		28,347,208
	Principal Amount	Value
Pharmaceuticals-4.05%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028	$8,327,000	$8,520,910
1.75%, 05/28/2028	9,464,000	9,016,848
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	10,839,000	10,863,051
Eli Lilly and Co.
4.55%, 02/12/2028(b)	7,578,000	7,716,224
4.00%, 10/15/2028(b)	7,570,000	7,622,603
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	13,251,786	13,250,953
Johnson & Johnson
2.90%, 01/15/2028	11,359,000	11,191,655
4.55%, 03/01/2028(b)	5,678,000	5,784,203
Merck & Co., Inc.
4.05%, 05/17/2028	3,786,000	3,815,956
1.90%, 12/10/2028(b)	7,571,000	7,158,235
Novartis Capital Corp., 3.90%, 11/05/2028	500,000	502,171
Pfizer, Inc., 3.60%, 09/15/2028(b)	7,578,441	7,568,076
Sanofi S.A., 3.63%, 06/19/2028	7,577,842	7,552,852
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	12,979,000	13,298,085
Zoetis, Inc.
4.15%, 08/17/2028	6,439,000	6,482,215
3.90%, 08/20/2028	3,785,000	3,789,052
		124,133,089
Professional Services-0.77%
Automatic Data Processing, Inc., 1.70%, 05/15/2028(b)	7,578,000	7,222,688
Concentrix Corp., 6.60%, 08/02/2028(b)	6,056,000	6,252,512
Equifax, Inc., 5.10%, 06/01/2028	5,306,000	5,416,897
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	4,547,000	4,802,853
		23,694,950
Residential REITs-0.39%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	3,786,000	3,794,857
ERP Operating L.P., 3.50%, 03/01/2028	3,791,000	3,754,949
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	4,508,000	4,285,921
		11,835,727
Retail REITs-0.47%
Realty Income Corp.
3.40%, 01/15/2028	4,532,000	4,486,340
3.65%, 01/15/2028	4,074,000	4,052,252
Simon Property Group L.P., 1.75%, 02/01/2028	6,055,000	5,788,853
		14,327,445
Semiconductors & Semiconductor Equipment-3.10%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	4,737,000	4,789,409
Analog Devices, Inc.
4.25%, 06/15/2028	6,442,000	6,494,817
1.70%, 10/01/2028(b)	5,678,000	5,350,303
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028(b)	5,885,000	5,836,154
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom, Inc.
1.95%, 02/15/2028(b)	$5,633,000	$5,402,319
4.15%, 02/15/2028(b)	6,631,000	6,664,271
4.80%, 04/15/2028(b)	8,327,000	8,488,013
Intel Corp.
4.88%, 02/10/2028	13,259,000	13,463,868
1.60%, 08/12/2028	7,578,000	7,098,541
Marvell Technology, Inc., 2.45%, 04/15/2028(b)	5,683,000	5,471,390
Microchip Technology, Inc., 4.90%, 03/15/2028	7,572,000	7,683,013
NVIDIA Corp., 1.55%, 06/15/2028	9,464,000	8,986,354
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 4.30%, 08/19/2028	3,790,000	3,801,659
Texas Instruments, Inc., 4.60%, 02/15/2028	5,299,000	5,385,619
		94,915,730
Software-2.78%
Adobe, Inc., 4.75%, 01/17/2028(b)	6,062,000	6,189,191
Intuit, Inc., 5.13%, 09/15/2028(b)	5,683,000	5,869,737
Oracle Corp.
2.30%, 03/25/2028	15,149,000	14,453,044
4.50%, 05/06/2028	5,683,000	5,694,909
4.80%, 08/03/2028	11,358,000	11,471,181
Roper Technologies, Inc.
4.20%, 09/15/2028	6,063,000	6,082,741
4.25%, 09/15/2028	3,785,000	3,803,439
Salesforce, Inc.
3.70%, 04/11/2028	11,362,000	11,359,466
1.50%, 07/15/2028(b)	7,571,000	7,157,905
Synopsys, Inc., 4.65%, 04/01/2028	7,569,000	7,673,943
VMware LLC, 1.80%, 08/15/2028(b)	5,677,000	5,358,575
		85,114,131
Specialized REITs-2.46%
American Tower Corp.
3.60%, 01/15/2028	5,265,000	5,212,383
1.50%, 01/31/2028	4,883,000	4,623,401
5.50%, 03/15/2028	5,260,000	5,414,042
5.25%, 07/15/2028	4,927,000	5,065,483
5.80%, 11/15/2028	5,635,000	5,884,667
Crown Castle, Inc.
5.00%, 01/11/2028	7,572,000	7,687,460
3.80%, 02/15/2028	7,569,000	7,494,911
4.80%, 09/01/2028(b)	4,543,000	4,605,442
Equinix, Inc., 1.55%, 03/15/2028	4,926,000	4,657,089
Extra Space Storage L.P., 5.70%, 04/01/2028	6,057,000	6,265,294
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	3,786,000	3,897,112
Prologis L.P., 4.88%, 06/15/2028(b)	5,683,000	5,820,060
Public Storage Operating Co.
1.85%, 05/01/2028(b)	4,926,000	4,699,927
1.95%, 11/09/2028	4,168,000	3,948,929
		75,276,200
Specialty Retail-1.99%
AutoZone, Inc., 6.25%, 11/01/2028	3,746,000	3,971,296
	Principal Amount	Value
Specialty Retail-(continued)
Dell International LLC/EMC Corp.
5.25%, 02/01/2028	$7,570,000	$7,745,232
4.75%, 04/01/2028	7,569,000	7,673,481
Home Depot, Inc. (The)
0.90%, 03/15/2028(b)	3,785,000	3,560,765
1.50%, 09/15/2028(b)	7,511,000	7,062,778
3.75%, 09/15/2028	3,790,000	3,790,028
Lowe`s Cos., Inc., 4.00%, 10/15/2028(b)	5,678,000	5,680,530
Lowe’s Cos., Inc.
1.30%, 04/15/2028(b)	7,569,490	7,116,064
1.70%, 09/15/2028	7,571,000	7,112,951
O’Reilly Automotive, Inc., 4.35%, 06/01/2028(b)	3,787,000	3,821,084
TJX Cos., Inc. (The), 1.15%, 05/15/2028	3,782,000	3,545,816
		61,080,025
Technology Hardware, Storage & Peripherals-2.44%
Apple, Inc.
1.20%, 02/08/2028(b)	18,937,000	17,963,922
4.00%, 05/10/2028(b)	11,361,000	11,452,778
4.00%, 05/12/2028	11,359,000	11,452,777
1.40%, 08/05/2028(b)	17,282,000	16,303,782
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	4,168,000	4,284,014
4.15%, 09/15/2028	6,439,000	6,439,058
HP, Inc., 4.75%, 01/15/2028(b)	6,813,000	6,903,385
		74,799,716
Tobacco-1.82%
Altria Group, Inc.
4.88%, 02/04/2028(b)	3,782,000	3,847,862
6.20%, 11/01/2028	3,785,000	4,003,924
B.A.T. Capital Corp. (United Kingdom), 2.26%, 03/25/2028	13,255,500	12,726,084
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	7,572,000	7,633,103
Philip Morris International, Inc.
4.88%, 02/15/2028	11,739,000	11,965,249
3.13%, 03/02/2028(b)	3,784,950	3,718,627
4.13%, 04/28/2028	5,685,000	5,709,548
5.25%, 09/07/2028	4,926,000	5,084,841
3.88%, 10/27/2028	1,000,000	997,545
		55,686,783
Trading Companies & Distributors-0.29%
Air Lease Corp.
5.30%, 02/01/2028(b)	5,302,000	5,397,366
2.10%, 09/01/2028	3,785,750	3,561,541
		8,958,907
Water Utilities-0.15%
American Water Capital Corp., 3.75%, 09/01/2028	4,736,000	4,719,499
Wireless Telecommunication Services-1.24%
Sprint Capital Corp., 6.88%, 11/15/2028	18,630,000	20,069,247
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.95%, 03/15/2028(b)	$7,571,000	$7,717,472
4.80%, 07/15/2028(b)	6,814,000	6,937,982
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	3,210,000	3,264,128
		37,988,829
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,989,797,264)		3,032,861,070
	Shares
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d) (Cost $14,653,755)	14,653,755	14,653,755
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $3,004,451,019)		3,047,514,825
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.14%
Invesco Private Government Fund, 4.00%(c)(d)(e)	86,014,872	$86,014,872
Invesco Private Prime Fund, 4.12%(c)(d)(e)	224,614,416	224,681,800
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $310,698,299)		310,696,672
TOTAL INVESTMENTS IN SECURITIES-109.65% (Cost $3,315,149,318)		3,358,211,497
OTHER ASSETS LESS LIABILITIES-(9.65)%		(295,549,839)
NET ASSETS-100.00%		$3,062,661,658

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,132,936	$58,697,259	$(45,176,440)	$-	$-	$14,653,755	$113,090
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,653,873	87,810,791	(111,449,792)	-	-	86,014,872	976,112 *
Invesco Private Prime Fund	290,130,447	216,006,742	(281,455,271)	(22,197)	22,079	224,681,800	2,630,794 *
Total	$400,917,256	$362,514,792	$(438,081,503)	$(22,197)	$22,079	$325,350,427	$3,719,996

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.67%
Aerospace & Defense-1.65%
Boeing Co. (The)
3.20%, 03/01/2029(b)	$6,641,000	$6,424,940
6.30%, 05/01/2029	9,958,000	10,593,281
Howmet Aerospace, Inc., 3.00%, 01/15/2029	4,630,000	4,495,346
L3Harris Technologies, Inc., 5.05%, 06/01/2029	4,984,000	5,134,482
Lockheed Martin Corp., 4.50%, 02/15/2029	4,322,000	4,393,758
Northrop Grumman Corp., 4.60%, 02/01/2029	3,326,000	3,386,309
RTX Corp.
5.75%, 01/15/2029	3,323,000	3,489,512
7.50%, 09/15/2029	2,755,000	3,078,898
		40,996,526
Air Freight & Logistics-0.53%
FedEx Corp., 3.10%, 08/05/2029	4,170,000	4,016,657
GXO Logistics, Inc., 6.25%, 05/06/2029(b)	3,983,000	4,184,749
United Parcel Service, Inc., 3.40%, 03/15/2029	4,986,000	4,917,665
		13,119,071
Automobile Components-0.28%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/2029(b)	3,434,000	3,501,686
BorgWarner, Inc., 4.95%, 08/15/2029(b)	3,324,000	3,402,608
		6,904,294
Automobiles-3.87%
American Honda Finance Corp.
2.25%, 01/12/2029	4,319,000	4,084,742
4.90%, 03/13/2029(b)	4,978,000	5,100,044
4.40%, 09/05/2029(b)	4,964,000	5,012,655
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	4,980,000	4,659,042
5.80%, 03/08/2029(b)	10,625,000	10,833,970
5.11%, 05/03/2029	9,872,000	9,846,631
5.30%, 09/06/2029	5,978,000	6,008,322
5.88%, 11/07/2029(b)	8,300,000	8,493,743
General Motors Co., 5.40%, 10/15/2029(b)	6,638,000	6,885,170
PACCAR Financial Corp., 4.60%, 01/31/2029(b)	3,982,000	4,072,374
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	3,322,000	3,191,479
Toyota Motor Credit Corp.
4.65%, 01/05/2029	5,309,000	5,422,616
3.65%, 01/08/2029(b)	3,320,000	3,289,654
5.05%, 05/16/2029	6,644,000	6,867,908
4.45%, 06/29/2029	5,318,000	5,394,971
4.55%, 08/09/2029	6,641,000	6,767,825
		95,931,146
Banks-6.32%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029(b)	6,660,000	6,910,984
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	4,646,000	4,854,432
Canadian Imperial Bank of Commerce (Canada), 5.26%, 04/08/2029(b)	7,634,000	7,922,844
	Principal Amount	Value
Banks-(continued)
Citibank N.A., 4.84%, 08/06/2029(b)	$9,968,000	$10,232,031
Cooperatieve Rabobank U.A. (Netherlands)
4.80%, 01/09/2029(b)	3,324,000	3,415,201
4.49%, 10/17/2029(b)	4,984,000	5,094,869
KeyCorp, 2.55%, 10/01/2029	4,981,000	4,702,866
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	9,963,000	9,886,184
3.20%, 07/18/2029	11,622,000	11,255,500
National Bank of Canada (Canada), 4.50%, 10/10/2029	6,615,000	6,705,532
PNC Bank N.A., 2.70%, 10/22/2029	4,979,000	4,718,167
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	9,959,000	9,817,140
Royal Bank of Canada (Canada), 4.95%, 02/01/2029(b)	6,643,000	6,839,103
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029(b)	3,301,000	3,155,433
5.32%, 07/09/2029	4,985,000	5,183,902
3.04%, 07/16/2029	16,601,000	15,993,882
2.72%, 09/27/2029(b)	3,325,000	3,164,146
Toronto-Dominion Bank (The) (Canada)
4.99%, 04/05/2029	5,974,000	6,141,921
4.78%, 12/17/2029	6,638,000	6,806,706
Truist Financial Corp., 3.88%, 03/19/2029	4,318,000	4,275,396
Wells Fargo & Co., 4.15%, 01/24/2029	16,601,000	16,648,999
Zions Bancorporation N.A., 3.25%, 10/29/2029	3,313,000	3,096,079
		156,821,317
Beverages-2.55%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	19,454,000	19,897,473
Coca-Cola Co. (The), 2.13%, 09/06/2029	6,645,000	6,264,891
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	4,646,000	4,817,450
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	6,643,000	6,252,882
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029	4,977,000	5,081,512
3.95%, 04/15/2029(b)	6,646,000	6,568,121
PepsiCo, Inc.
4.10%, 01/15/2029	4,984,000	5,018,509
7.00%, 03/01/2029	3,392,000	3,711,682
4.50%, 07/17/2029	5,644,000	5,779,298
		63,391,818
Biotechnology-2.83%
AbbVie, Inc.
4.80%, 03/15/2029(b)	16,609,000	17,050,373
3.20%, 11/21/2029	36,113,000	35,038,588
Amgen, Inc.
3.00%, 02/22/2029	4,979,000	4,824,630
4.05%, 08/18/2029	8,300,000	8,289,833
Gilead Sciences, Inc., 4.80%, 11/15/2029	4,986,000	5,140,474
		70,343,898
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Broadline Retail-0.88%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	$9,966,000	$9,855,366
4.65%, 12/01/2029	9,959,000	10,242,371
eBay, Inc., 4.25%, 03/06/2029	1,658,000	1,665,432
		21,763,169
Building Products-0.58%
CRH SMW Finance DAC, 5.20%, 05/21/2029(b)	4,984,000	5,150,807
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	4,650,000	4,484,497
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 5.50%, 04/19/2029	4,645,000	4,850,385
		14,485,689
Capital Markets-5.04%
Ares Capital Corp.
5.88%, 03/01/2029(b)	6,640,000	6,824,742
5.95%, 07/15/2029(b)	5,649,000	5,811,649
Ares Strategic Income Fund, 6.35%, 08/15/2029(b)	4,645,000	4,794,112
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	4,982,000	4,851,080
BlackRock, Inc., 3.25%, 04/30/2029	6,641,000	6,516,241
Blue Owl Capital Corp., 5.95%, 03/15/2029(b)	6,619,000	6,704,446
Blue Owl Credit Income Corp.
7.75%, 01/15/2029(b)	3,657,000	3,869,779
6.60%, 09/15/2029	5,971,000	6,144,436
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029(b)	4,649,000	4,735,445
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	6,639,000	6,761,013
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	3,983,000	3,999,746
3.25%, 05/22/2029	3,984,000	3,881,648
Deutsche Bank AG (Germany), 5.41%, 05/10/2029	6,639,000	6,916,713
FS KKR Capital Corp., 6.88%, 08/15/2029(b)	3,976,000	4,042,865
Golub Capital BDC, Inc., 6.00%, 07/15/2029(b)	4,982,000	5,082,463
HPS Corporate Lending Fund, 6.75%, 01/30/2029(b)	3,610,000	3,765,360
Lazard Group LLC, 4.38%, 03/11/2029	3,321,000	3,332,359
Marex Group PLC (United Kingdom), 6.40%, 11/04/2029(b)	3,981,000	4,113,793
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	3,324,000	3,179,265
5.61%, 07/06/2029(b)	3,949,000	4,124,054
Northern Trust Corp., 3.15%, 05/03/2029	3,320,000	3,241,190
S&P Global, Inc.
2.70%, 03/01/2029	8,153,000	7,827,719
4.25%, 05/01/2029(b)	6,116,000	6,161,177
2.50%, 12/01/2029	3,321,000	3,134,046
Sixth Street Lending Partners, 6.50%, 03/11/2029(b)	4,985,000	5,184,437
		124,999,778
	Principal Amount	Value
Chemicals-1.58%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029(b)	$4,980,000	$5,081,726
Dow Chemical Co. (The), 7.38%, 11/01/2029	4,282,000	4,738,849
Eastman Chemical Co., 5.00%, 08/01/2029(b)	4,979,000	5,076,391
FMC Corp., 3.45%, 10/01/2029	3,322,000	3,026,136
Huntsman International LLC, 4.50%, 05/01/2029(b)	4,943,000	4,731,526
Mosaic Co. (The), 4.35%, 01/15/2029	1,953,000	1,959,369
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	4,984,000	4,982,424
Olin Corp., 5.63%, 08/01/2029(b)	4,446,000	4,462,446
Sherwin-Williams Co. (The), 2.95%, 08/15/2029(b)	5,310,000	5,094,656
		39,153,523
Commercial Services & Supplies-0.52%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	4,653,000	4,470,948
Waste Connections, Inc., 3.50%, 05/01/2029(b)	3,317,000	3,272,233
Waste Management, Inc., 4.88%, 02/15/2029	4,977,000	5,122,155
		12,865,336
Communications Equipment-1.04%
Cisco Systems, Inc., 4.85%, 02/26/2029(b)	16,605,000	17,069,773
Juniper Networks, Inc., 3.75%, 08/15/2029	3,324,000	3,251,683
Motorola Solutions, Inc., 4.60%, 05/23/2029(b)	5,312,000	5,380,427
		25,701,883
Construction & Engineering-0.15%
MasTec, Inc., 5.90%, 06/15/2029	3,655,000	3,824,268
Construction Materials-0.28%
Amcor Group Finance PLC, 5.45%, 05/23/2029	3,322,000	3,438,707
Vulcan Materials Co., 4.95%, 12/01/2029	3,317,000	3,411,259
		6,849,966
Consumer Finance-1.92%
American Express Co., 4.05%, 05/03/2029(b)	6,642,000	6,687,965
General Motors Financial Co., Inc.
5.80%, 01/07/2029	9,965,000	10,387,025
5.65%, 01/17/2029(b)	3,326,000	3,450,934
4.30%, 04/06/2029	7,303,000	7,290,893
5.55%, 07/15/2029	8,301,000	8,607,621
4.90%, 10/06/2029(b)	6,639,000	6,749,722
Synchrony Financial, 5.15%, 03/19/2029	4,315,000	4,385,745
		47,559,905
Consumer Staples Distribution & Retail-0.90%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	3,320,000	3,613,601
Kroger Co. (The), 4.50%, 01/15/2029	3,982,000	4,042,539
Sysco Corp., 5.75%, 01/17/2029	3,323,000	3,481,112
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Target Corp., 3.38%, 04/15/2029(b)	$6,638,000	$6,525,175
Walmart, Inc., 3.25%, 07/08/2029	4,867,000	4,795,269
		22,457,696
Containers & Packaging-0.50%
Packaging Corp. of America, 3.00%, 12/15/2029(b)	3,319,000	3,186,638
Sonoco Products Co., 4.60%, 09/01/2029(b)	3,990,000	4,030,118
WRKCo, Inc., 4.90%, 03/15/2029(b)	4,983,000	5,090,644
		12,307,400
Distributors-0.20%
Genuine Parts Co., 4.95%, 08/15/2029(b)	4,982,000	5,060,279
Diversified REITs-0.24%
Digital Realty Trust L.P., 3.60%, 07/01/2029	5,975,000	5,865,867
Diversified Telecommunication Services-1.88%
AT&T, Inc., 4.35%, 03/01/2029	19,926,000	20,043,786
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	6,622,000	6,593,722
4.02%, 12/03/2029	20,100,000	19,957,180
		46,594,688
Electric Utilities-5.38%
AEP Texas, Inc., 5.45%, 05/15/2029	3,325,000	3,459,186
American Electric Power Co., Inc., 5.20%, 01/15/2029	6,645,000	6,866,567
Avangrid, Inc., 3.80%, 06/01/2029	4,981,000	4,919,834
Duke Energy Corp.
4.85%, 01/05/2029	4,318,000	4,413,035
3.40%, 06/15/2029	3,985,000	3,894,562
Duke Energy Florida LLC, 2.50%, 12/01/2029	4,654,000	4,400,212
Duke Energy Progress LLC, 3.45%, 03/15/2029(b)	3,986,000	3,927,570
Edison International
5.45%, 06/15/2029	3,321,000	3,378,535
6.95%, 11/15/2029(b)	3,655,000	3,894,662
Evergy, Inc., 2.90%, 09/15/2029	5,313,000	5,069,317
Eversource Energy
5.95%, 02/01/2029	5,314,000	5,562,482
Series O, 4.25%, 04/01/2029	3,320,000	3,318,588
Exelon Corp., 5.15%, 03/15/2029	4,315,000	4,445,143
Florida Power & Light Co., 5.15%, 06/15/2029	4,981,000	5,183,644
MidAmerican Energy Co., 3.65%, 04/15/2029(b)	5,642,000	5,585,825
National Rural Utilities Cooperative Finance Corp., 4.85%, 02/07/2029	3,325,000	3,408,836
Nevada Power Co., Series CC, 3.70%, 05/01/2029(b)	3,322,000	3,277,728
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029(b)	5,976,000	6,130,058
3.50%, 04/01/2029	3,239,000	3,181,797
2.75%, 11/01/2029	6,598,000	6,280,707
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	3,650,000	3,724,925
Pacific Gas and Electric Co.
6.10%, 01/15/2029	5,649,000	5,906,865
5.55%, 05/15/2029	5,641,000	5,835,065
	Principal Amount	Value
Electric Utilities-(continued)
PacifiCorp, 5.10%, 02/15/2029(b)	$3,323,000	$3,387,895
Southern California Edison Co.
5.15%, 06/01/2029	3,988,000	4,069,346
Series A, 4.20%, 03/01/2029	3,323,000	3,305,551
Southern Co. (The), 5.50%, 03/15/2029	6,644,000	6,909,787
Tampa Electric Co., 4.90%, 03/01/2029(b)	3,323,000	3,407,143
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	3,322,000	3,193,893
Xcel Energy, Inc., 2.60%, 12/01/2029	3,320,000	3,115,411
		133,454,169
Electronic Equipment, Instruments & Components-0.55%
Amphenol Corp., 4.35%, 06/01/2029	3,323,000	3,363,527
Arrow Electronics, Inc., 5.15%, 08/21/2029	3,321,000	3,406,913
Keysight Technologies, Inc., 3.00%, 10/30/2029(b)	3,318,000	3,175,561
TD SYNNEX Corp., 4.30%, 01/17/2029	3,650,000	3,651,701
		13,597,702
Energy Equipment & Services-0.27%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029(b)	3,489,000	3,373,434
NOV, Inc., 3.60%, 12/01/2029(b)	3,326,000	3,246,574
		6,620,008
Entertainment-0.73%
Netflix, Inc., 6.38%, 05/15/2029	5,311,000	5,714,315
Walt Disney Co. (The), 2.00%, 09/01/2029(b)	13,283,000	12,414,712
		18,129,027
Financial Services-4.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10%, 01/19/2029	5,313,000	5,443,759
4.63%, 09/10/2029(b)	8,639,000	8,746,651
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	6,630,000	6,958,106
BlackRock Funding, Inc., 4.70%, 03/14/2029	3,323,000	3,408,245
Blackstone Private Credit Fund, 4.00%, 01/15/2029(b)	4,263,000	4,148,378
Corebridge Financial, Inc., 3.85%, 04/05/2029	6,645,000	6,546,837
Enact Holdings, Inc., 6.25%, 05/28/2029(b)	4,961,000	5,205,799
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	3,089,000	3,030,968
Fiserv, Inc., 3.50%, 07/01/2029	19,924,000	19,283,421
Global Payments, Inc., 5.30%, 08/15/2029	3,311,000	3,389,419
Mastercard, Inc., 2.95%, 06/01/2029	6,640,000	6,446,055
ORIX Corp. (Japan), 4.65%, 09/10/2029(b)	4,651,000	4,736,429
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	9,961,000	9,542,464
Radian Group, Inc., 6.20%, 05/15/2029(b)	4,156,000	4,355,304
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Financial Services-(continued)
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	$6,309,000	$6,297,569
State Street Bank and Trust Co., 4.78%, 11/23/2029	5,312,000	5,479,024
		103,018,428
Food Products-1.12%
Bunge Ltd. Finance Corp., 4.20%, 09/17/2029	5,309,000	5,312,729
Campbell’s Co. (The), 5.20%, 03/21/2029(b)	3,985,000	4,102,908
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 02/02/2029	3,982,000	3,840,180
Mondelez International, Inc., 4.75%, 02/20/2029(b)	3,650,000	3,734,876
Tyson Foods, Inc.
4.35%, 03/01/2029	6,645,000	6,665,078
5.40%, 03/15/2029	3,989,000	4,128,321
		27,784,092
Gas Utilities-0.16%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	3,988,000	3,917,971
Ground Transportation-0.62%
CSX Corp., 4.25%, 03/15/2029	6,314,000	6,379,665
Ryder System, Inc., 5.38%, 03/15/2029	3,651,000	3,786,628
Union Pacific Corp., 3.70%, 03/01/2029	5,144,000	5,112,548
		15,278,841
Health Care Equipment & Supplies-1.21%
Becton, Dickinson and Co.
4.87%, 02/08/2029	4,154,000	4,239,383
5.08%, 06/07/2029	3,982,000	4,100,633
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	5,311,000	5,044,919
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	6,644,000	6,798,065
Solventum Corp., 5.40%, 03/01/2029	4,667,000	4,827,564
Stryker Corp., 4.25%, 09/11/2029	4,978,000	5,020,781
		30,031,345
Health Care Providers & Services-5.45%
Cardinal Health, Inc.
5.13%, 02/15/2029(b)	4,318,000	4,453,378
5.00%, 11/15/2029	4,980,000	5,125,982
Cencora, Inc., 4.85%, 12/15/2029	3,986,000	4,088,893
Centene Corp., 4.63%, 12/15/2029(b)	21,764,000	21,057,656
Cigna Group (The), 5.00%, 05/15/2029	6,641,000	6,826,964
CommonSpirit Health, 3.35%, 10/01/2029	5,950,000	5,771,240
CVS Health Corp.
5.00%, 01/30/2029	6,638,000	6,792,769
5.40%, 06/01/2029	6,639,000	6,890,348
Elevance Health, Inc.
5.15%, 06/15/2029	3,985,000	4,114,623
2.88%, 09/15/2029	5,482,000	5,236,066
HCA, Inc.
5.88%, 02/01/2029	6,639,000	6,918,038
3.38%, 03/15/2029	3,318,000	3,236,956
4.13%, 06/15/2029	13,282,000	13,255,679
Humana, Inc., 3.70%, 03/23/2029	3,919,000	3,847,200
	Principal Amount	Value
Health Care Providers & Services-(continued)
Icon Investments Six DAC, 5.85%, 05/08/2029	$4,978,000	$5,199,425
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	4,321,000	4,115,566
McKesson Corp., 4.25%, 09/15/2029	3,320,000	3,346,927
Quest Diagnostics, Inc.
4.20%, 06/30/2029	3,321,000	3,337,432
4.63%, 12/15/2029	3,986,000	4,057,937
UnitedHealth Group, Inc.
4.25%, 01/15/2029	8,307,000	8,371,163
4.00%, 05/15/2029	5,982,000	5,991,685
Universal Health Services, Inc., 4.63%, 10/15/2029	3,326,000	3,348,498
		135,384,425
Health Care REITs-0.77%
Healthpeak OP LLC, 3.50%, 07/15/2029	4,314,000	4,202,478
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	3,323,000	3,210,159
Ventas Realty L.P., 4.40%, 01/15/2029	4,982,000	5,009,841
Welltower OP LLC
2.05%, 01/15/2029	3,323,000	3,133,358
4.13%, 03/15/2029	3,650,000	3,661,303
		19,217,139
Hotels, Restaurants & Leisure-1.06%
Hyatt Hotels Corp., 5.25%, 06/30/2029(b)	3,973,000	4,090,993
Las Vegas Sands Corp., 6.00%, 08/15/2029	3,307,000	3,463,602
Marriott International, Inc.
4.90%, 04/15/2029	5,316,000	5,442,728
4.88%, 05/15/2029	3,322,000	3,395,977
McDonald’s Corp., 5.00%, 05/17/2029	3,326,000	3,431,788
Starbucks Corp., 3.55%, 08/15/2029	6,644,000	6,535,044
		26,360,132
Household Durables-0.13%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	3,319,000	3,263,723
Household Products-0.62%
Clorox Co. (The), 4.40%, 05/01/2029	3,325,000	3,365,106
Kimberly-Clark Corp., 3.20%, 04/25/2029	4,654,000	4,547,143
Procter & Gamble Co. (The)
4.35%, 01/29/2029	3,982,000	4,062,860
4.15%, 10/24/2029(b)	3,318,000	3,374,362
		15,349,471
Industrial Conglomerates-0.80%
3M Co.
3.38%, 03/01/2029	5,295,000	5,193,306
2.38%, 08/26/2029	6,640,000	6,262,549
Honeywell International, Inc.
4.25%, 01/15/2029	4,986,000	5,032,072
4.88%, 09/01/2029(b)	3,319,000	3,423,787
		19,911,714
Insurance-2.73%
Allstate Corp. (The), 5.05%, 06/24/2029	3,311,000	3,426,047
American National Group, Inc., 5.75%, 10/01/2029	3,983,000	4,124,663
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Aon Corp., 3.75%, 05/02/2029	$4,986,000	$4,927,746
Aon North America, Inc., 5.15%, 03/01/2029	6,638,000	6,838,429
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	4,982,000	5,094,437
Chubb INA Holdings LLC, 4.65%, 08/15/2029	4,649,000	4,758,215
CNA Financial Corp., 3.90%, 05/01/2029	3,324,000	3,296,544
CNO Financial Group, Inc., 5.25%, 05/30/2029	3,321,000	3,382,498
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	3,655,000	3,813,631
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029(b)	3,983,000	3,804,053
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	9,968,000	10,084,733
PartnerRe Finance B LLC, 3.70%, 07/02/2029(b)	3,322,000	3,263,318
Principal Financial Group, Inc., 3.70%, 05/15/2029	3,324,000	3,271,614
Progressive Corp. (The), 4.00%, 03/01/2029	3,651,000	3,664,934
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	3,983,000	3,945,510
		67,696,372
Interactive Media & Services-0.27%
Meta Platforms, Inc., 4.30%, 08/15/2029(b)	6,643,000	6,744,516
IT Services-0.85%
International Business Machines Corp., 3.50%, 05/15/2029	21,582,000	21,218,663
Leisure Products-0.38%
Hasbro, Inc., 3.90%, 11/19/2029(b)	5,954,000	5,849,826
Polaris, Inc., 6.95%, 03/15/2029(b)	3,326,000	3,539,594
		9,389,420
Life Sciences Tools & Services-1.08%
IQVIA, Inc., 6.25%, 02/01/2029	8,302,000	8,758,261
Revvity, Inc., 3.30%, 09/15/2029(b)	5,622,000	5,427,471
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	6,643,000	6,853,654
2.60%, 10/01/2029	5,974,000	5,682,887
		26,722,273
Machinery-3.35%
Caterpillar Financial Services Corp.
4.85%, 02/27/2029	3,985,000	4,106,524
4.38%, 08/16/2029(b)	3,988,000	4,053,655
4.70%, 11/15/2029	5,978,000	6,148,555
Caterpillar, Inc., 2.60%, 09/19/2029	3,318,000	3,172,314
CNH Industrial Capital LLC
5.50%, 01/12/2029	3,324,000	3,443,174
5.10%, 04/20/2029(b)	3,982,000	4,080,958
Cummins, Inc., 4.90%, 02/20/2029	3,306,000	3,410,268
Deere & Co., 5.38%, 10/16/2029	3,308,000	3,492,881
IDEX Corp., 4.95%, 09/01/2029	3,322,000	3,404,169
Ingersoll Rand, Inc., 5.18%, 06/15/2029	4,986,000	5,170,658
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
4.50%, 01/16/2029	$6,646,000	$6,763,292
3.45%, 03/07/2029(b)	3,987,000	3,942,240
3.35%, 04/18/2029	3,990,000	3,922,239
4.85%, 06/11/2029	5,641,000	5,812,792
Nordson Corp., 4.50%, 12/15/2029	3,982,000	4,010,761
Parker-Hannifin Corp.
3.25%, 06/14/2029	6,638,000	6,480,444
4.50%, 09/15/2029(b)	6,642,000	6,751,244
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	4,977,000	4,942,955
		83,109,123
Media-1.61%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	8,276,000	7,698,121
5.05%, 03/30/2029	8,299,000	8,381,869
6.10%, 06/01/2029	9,966,000	10,394,023
Comcast Corp.
4.55%, 01/15/2029(b)	5,978,000	6,063,845
5.10%, 06/01/2029(b)	3,987,000	4,126,044
Paramount Global, 4.20%, 06/01/2029(b)	3,324,000	3,269,249
		39,933,151
Metals & Mining-0.13%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	3,308,000	3,319,757
Multi-Utilities-1.64%
Ameren Corp., 5.00%, 01/15/2029	4,649,000	4,761,214
CenterPoint Energy, Inc., 5.40%, 06/01/2029	4,386,000	4,549,886
Consumers Energy Co.
4.90%, 02/15/2029(b)	3,325,000	3,417,073
4.60%, 05/30/2029	3,988,000	4,059,861
DTE Energy Co.
5.10%, 03/01/2029	7,974,000	8,189,911
Series C, 3.40%, 06/15/2029	3,184,000	3,099,665
NiSource, Inc., 5.20%, 07/01/2029	3,988,000	4,122,828
Public Service Enterprise Group, Inc., 5.20%, 04/01/2029	4,977,000	5,132,447
Sempra, 3.70%, 04/01/2029(b)	3,326,000	3,277,057
		40,609,942
Office REITs-0.22%
Boston Properties L.P., 3.40%, 06/21/2029	5,644,000	5,453,572
Oil, Gas & Consumable Fuels-7.77%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	3,321,000	3,366,559
BP Capital Markets America, Inc.
4.70%, 04/10/2029	8,306,000	8,479,698
4.97%, 10/17/2029	4,983,000	5,142,320
4.87%, 11/25/2029	4,322,000	4,447,366
Canadian Natural Resources Ltd. (Canada), 5.00%, 12/15/2029	2,500,000	2,561,393
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	9,966,000	9,966,136
Chevron USA, Inc., 3.25%, 10/15/2029	3,320,000	3,251,960
ConocoPhillips Co., 6.95%, 04/15/2029	4,684,000	5,120,660
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
DCP Midstream Operating L.P., 5.13%, 05/15/2029(b)	$3,985,000	$4,080,363
Diamondback Energy, Inc., 3.50%, 12/01/2029	6,076,000	5,895,953
Enbridge, Inc. (Canada)
5.30%, 04/05/2029	4,980,000	5,142,208
3.13%, 11/15/2029(b)	6,646,000	6,374,693
Energy Transfer L.P.
5.25%, 04/15/2029	9,967,000	10,259,736
5.25%, 07/01/2029	6,645,000	6,859,921
4.15%, 09/15/2029	3,628,000	3,607,566
Enterprise Products Operating LLC, 3.13%, 07/31/2029	8,305,000	8,060,115
EQT Corp.
4.50%, 01/15/2029	4,880,000	4,885,142
6.38%, 04/01/2029	3,960,000	4,101,058
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	8,299,000	7,938,665
Kinder Morgan, Inc.
5.00%, 02/01/2029	8,307,000	8,516,415
5.10%, 08/01/2029	3,325,000	3,426,043
MPLX L.P., 4.80%, 02/15/2029	4,985,000	5,068,559
Occidental Petroleum Corp., 5.20%, 08/01/2029	7,939,000	8,142,096
ONEOK, Inc.
4.35%, 03/15/2029	4,654,000	4,668,742
4.40%, 10/15/2029(b)	3,983,000	3,999,794
Phillips 66 Co., 3.15%, 12/15/2029	3,774,000	3,624,173
Shell Finance US, Inc., 2.38%, 11/07/2029	7,138,000	6,734,748
Shell International Finance B.V., 2.38%, 11/07/2029(b)	2,823,000	2,668,576
South Bow USA Infrastructure Holdings LLC (Canada), 5.03%, 10/01/2029	6,640,000	6,742,420
Targa Resources Corp.
4.35%, 01/15/2029	50,000	50,176
6.15%, 03/01/2029	6,640,000	7,007,181
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029	8,301,000	8,174,310
Valero Energy Corp., 4.00%, 04/01/2029	2,916,000	2,899,779
Western Midstream Operating L.P., 6.35%, 01/15/2029(b)	3,969,000	4,189,533
Williams Cos., Inc. (The), 4.90%, 03/15/2029	7,303,000	7,460,078
		192,914,135
Paper & Forest Products-0.15%
Georgia-Pacific LLC, 7.75%, 11/15/2029(b)	3,326,000	3,772,276
Passenger Airlines-0.12%
Delta Air Lines, Inc., 3.75%, 10/28/2029	3,142,000	3,074,876
Personal Care Products-0.38%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	4,321,000	4,050,732
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029(b)	5,643,000	5,307,538
		9,358,270
	Principal Amount	Value
Pharmaceuticals-3.77%
AstraZeneca Finance LLC (United Kingdom), 4.85%, 02/26/2029	$8,302,000	$8,543,045
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029(b)	6,640,000	6,661,891
Bristol-Myers Squibb Co., 4.90%, 02/22/2029(b)	4,798,000	4,935,288
Eli Lilly and Co.
4.50%, 02/09/2029	6,647,000	6,782,975
3.38%, 03/15/2029(b)	6,180,000	6,098,134
4.20%, 08/14/2029	6,644,000	6,723,835
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	6,647,000	6,525,321
Haleon US Capital LLC, 3.38%, 03/24/2029	6,618,000	6,456,641
Johnson & Johnson, 4.80%, 06/01/2029	7,639,000	7,904,971
Merck & Co., Inc., 3.40%, 03/07/2029	11,626,000	11,448,127
Novartis Capital Corp., 3.80%, 09/18/2029(b)	6,646,000	6,631,340
Pfizer, Inc., 3.45%, 03/15/2029(b)	11,619,000	11,494,289
Royalty Pharma PLC, 5.15%, 09/02/2029	3,325,000	3,417,561
		93,623,418
Professional Services-0.37%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	4,978,000	4,729,579
Equifax, Inc., 4.80%, 09/15/2029(b)	4,315,000	4,387,894
		9,117,473
Real Estate Management & Development-0.14%
CBRE Services, Inc., 5.50%, 04/01/2029(b)	3,318,000	3,446,482
Residential REITs-0.44%
Camden Property Trust, 3.15%, 07/01/2029	3,986,000	3,854,968
ERP Operating L.P., 3.00%, 07/01/2029	3,982,000	3,843,002
Essex Portfolio L.P., 4.00%, 03/01/2029	3,325,000	3,310,091
		11,008,061
Retail REITs-0.60%
Realty Income Corp.
3.25%, 06/15/2029	3,319,000	3,233,973
3.10%, 12/15/2029(b)	3,958,000	3,815,932
Simon Property Group L.P., 2.45%, 09/13/2029	8,307,000	7,857,604
		14,907,509
Semiconductors & Semiconductor Equipment-3.22%
Applied Materials, Inc., 4.80%, 06/15/2029	4,653,000	4,781,278
Broadcom, Inc., 5.05%, 07/12/2029	14,943,000	15,445,159
Intel Corp.
4.00%, 08/05/2029	5,643,000	5,592,679
2.45%, 11/15/2029	13,285,000	12,415,182
KLA Corp., 4.10%, 03/15/2029(b)	5,313,000	5,332,799
Lam Research Corp., 4.00%, 03/15/2029(b)	6,639,000	6,650,985
Marvell Technology, Inc., 5.75%, 02/15/2029	3,317,000	3,467,458
Microchip Technology, Inc., 5.05%, 03/15/2029	6,647,000	6,788,486
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Micron Technology, Inc., 5.33%, 02/06/2029	$4,648,000	$4,798,969
Qorvo, Inc., 4.38%, 10/15/2029	5,616,000	5,547,149
Texas Instruments, Inc.
4.60%, 02/08/2029(b)	4,314,000	4,414,182
2.25%, 09/04/2029(b)	4,978,000	4,696,349
		79,930,675
Software-2.66%
Accenture Capital, Inc., 4.05%, 10/04/2029	7,974,000	7,993,606
Adobe, Inc., 4.80%, 04/04/2029	4,981,000	5,123,979
AppLovin Corp., 5.13%, 12/01/2029	6,643,000	6,797,066
Atlassian Corp., 5.25%, 05/15/2029	3,326,000	3,414,705
Cadence Design Systems, Inc., 4.30%, 09/10/2029	6,647,000	6,682,857
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(b)	4,979,000	4,776,500
Oracle Corp.
4.20%, 09/27/2029	9,961,000	9,831,581
6.15%, 11/09/2029	8,300,000	8,717,376
Roper Technologies, Inc.
2.95%, 09/15/2029	4,648,000	4,450,111
4.50%, 10/15/2029	3,321,000	3,358,433
Workday, Inc., 3.70%, 04/01/2029(b)	4,986,000	4,924,794
		66,071,008
Specialized REITs-1.97%
American Tower Corp.
5.20%, 02/15/2029	4,322,000	4,447,395
3.95%, 03/15/2029	3,984,000	3,952,150
3.80%, 08/15/2029	10,960,000	10,799,829
Crown Castle, Inc.
4.30%, 02/15/2029	3,985,000	3,977,326
5.60%, 06/01/2029	4,981,000	5,177,994
4.90%, 09/01/2029	3,653,000	3,710,928
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	4,981,000	5,076,177
Public Storage Operating Co.
5.13%, 01/15/2029(b)	3,326,000	3,442,581
3.39%, 05/01/2029(b)	3,317,000	3,259,023
Weyerhaeuser Co., 4.00%, 11/15/2029	4,978,000	4,940,607
		48,784,010
Specialty Retail-2.46%
AutoNation, Inc., 4.45%, 01/15/2029	2,000,000	2,005,795
AutoZone, Inc., 5.10%, 07/15/2029	3,986,000	4,113,880
Dell International LLC/EMC Corp.
4.15%, 02/15/2029	4,980,000	4,974,413
5.30%, 10/01/2029	11,587,000	11,970,195
Home Depot, Inc. (The)
4.90%, 04/15/2029	4,984,000	5,131,612
2.95%, 06/15/2029	11,628,000	11,267,053
4.75%, 06/25/2029	8,301,000	8,518,774
Lowe’s Cos., Inc., 3.65%, 04/05/2029	9,965,000	9,822,675
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	3,324,000	3,296,711
		61,101,108
Technology Hardware, Storage & Peripherals-1.71%
Apple, Inc.
3.25%, 08/08/2029(b)	6,647,000	6,541,530
2.20%, 09/11/2029	11,627,000	10,989,260
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	$11,625,000	$11,709,342
HP, Inc., 4.00%, 04/15/2029	6,643,000	6,579,361
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029(b)	3,320,000	3,380,822
Western Digital Corp., 2.85%, 02/01/2029	3,322,000	3,160,101
		42,360,416
Tobacco-1.68%
Altria Group, Inc., 4.80%, 02/14/2029	12,662,000	12,880,426
B.A.T. Capital Corp. (United Kingdom), 3.46%, 09/06/2029	3,319,000	3,229,572
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029(b)	6,643,000	6,988,871
Philip Morris International, Inc.
3.38%, 08/15/2029	4,981,000	4,864,125
4.63%, 11/01/2029(b)	4,978,000	5,071,552
5.63%, 11/17/2029(b)	8,306,000	8,755,060
		41,789,606
Trading Companies & Distributors-0.27%
Air Lease Corp., 5.10%, 03/01/2029(b)	3,324,000	3,377,363
GATX Corp., 4.70%, 04/01/2029	3,325,000	3,371,658
		6,749,021
Water Utilities-0.14%
American Water Capital Corp., 3.45%, 06/01/2029	3,657,000	3,593,383
Wireless Telecommunication Services-1.80%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029	8,300,000	8,466,197
T-Mobile USA, Inc.
4.85%, 01/15/2029(b)	6,640,000	6,792,847
2.63%, 02/15/2029	6,618,000	6,315,104
2.40%, 03/15/2029	3,321,000	3,146,562
3.38%, 04/15/2029	15,613,000	15,220,812
4.20%, 10/01/2029(b)	4,650,000	4,667,003
		44,608,525
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.67% (Cost $2,406,253,528)		2,448,722,745
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.46%
Invesco Private Government Fund, 4.00%(c)(d)(e)	86,136,098	86,136,098
Invesco Private Prime Fund, 4.12%(c)(d)(e)	223,074,778	223,141,700
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $309,277,419)		309,277,798
TOTAL INVESTMENTS IN SECURITIES-111.13% (Cost $2,715,530,947)		2,758,000,543
OTHER ASSETS LESS LIABILITIES-(11.13)%		(276,154,324)
NET ASSETS-100.00%		$2,481,846,219
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,388,830	$26,752,507	$(30,141,337)	$-	$-	$-	$73,237
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	85,111,069	78,092,219	(77,067,190)	-	-	86,136,098	843,350 *
Invesco Private Prime Fund	221,338,592	181,613,348	(179,809,446)	(14,691)	13,897	223,141,700	2,272,476 *
Total	$309,838,491	$286,458,074	$(287,017,973)	$(14,691)	$13,897	$309,277,798	$3,189,063

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.01%
Aerospace & Defense-2.54%
Boeing Co. (The), 5.15%, 05/01/2030	$26,849,000	$27,681,511
General Electric Co., 4.30%, 07/29/2030	5,962,000	6,031,052
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	2,988,000	3,098,061
Lockheed Martin Corp., 4.40%, 08/15/2030	4,480,000	4,543,574
Northrop Grumman Corp., 4.65%, 07/15/2030	2,982,000	3,044,476
RTX Corp., 2.25%, 07/01/2030(b)	5,955,000	5,491,952
Textron, Inc., 3.00%, 06/01/2030	3,871,000	3,675,961
		53,566,587
Air Freight & Logistics-0.14%
United Parcel Service, Inc., 4.65%, 10/15/2030(b)	2,976,000	3,056,234
Automobile Components-0.20%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	4,473,000	4,140,253
Automobiles-3.78%
American Honda Finance Corp.
4.80%, 03/05/2030(b)	2,975,000	3,041,974
4.60%, 04/17/2030	4,172,000	4,234,071
4.50%, 09/04/2030(b)	3,879,000	3,901,849
5.85%, 10/04/2030	2,955,000	3,149,527
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	6,860,000	7,365,191
7.20%, 06/10/2030(b)	5,068,000	5,444,538
5.73%, 09/05/2030	7,460,000	7,594,859
4.00%, 11/13/2030	9,849,000	9,283,538
General Motors Co., 5.63%, 04/15/2030	4,478,000	4,677,096
Honda Motor Co. Ltd. (Japan), 4.69%, 07/08/2030	7,759,000	7,863,100
Toyota Motor Corp. (Japan), 4.45%, 06/30/2030	2,980,000	3,029,335
Toyota Motor Credit Corp.
4.95%, 01/09/2030	4,178,000	4,318,810
4.80%, 05/15/2030	4,474,000	4,595,010
4.55%, 05/17/2030(b)	4,180,000	4,266,299
5.55%, 11/20/2030	6,560,000	6,973,588
		79,738,785
Banks-5.62%
Banco Santander S.A. (Spain)
5.57%, 01/17/2030	5,963,000	6,239,356
3.49%, 05/28/2030(b)	6,000,000	5,797,105
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030	7,462,000	7,655,491
Citibank N.A., 4.91%, 05/29/2030(b)	14,903,000	15,375,622
Citizens Financial Group, Inc., 3.25%, 04/30/2030	4,471,000	4,263,403
Huntington National Bank (The), 5.65%, 01/10/2030(b)	5,328,000	5,593,556
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	6,854,000	6,427,169
2.05%, 07/17/2030(b)	7,449,000	6,781,839
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030	$8,049,000	$8,506,672
2.75%, 01/15/2030	7,446,000	7,038,797
5.24%, 04/15/2030(b)	4,728,000	4,922,590
2.13%, 07/08/2030	8,855,000	8,086,054
5.85%, 07/13/2030(b)	3,838,000	4,103,840
2.14%, 09/23/2030	3,752,000	3,401,485
Toronto-Dominion Bank (The) (Canada), 4.81%, 06/03/2030	6,853,000	7,012,038
Truist Bank, 2.25%, 03/11/2030	7,392,000	6,792,597
Truist Financial Corp., 1.95%, 06/05/2030	4,469,000	4,063,512
U.S. Bancorp, 1.38%, 07/22/2030(b)	7,452,000	6,603,091
		118,664,217
Beverages-2.24%
Coca-Cola Co. (The), 1.65%, 06/01/2030(b)	8,941,000	8,109,825
Constellation Brands, Inc.
2.88%, 05/01/2030(b)	3,572,000	3,365,771
4.80%, 05/01/2030(b)	2,981,000	3,036,211
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	5,955,000	5,447,486
Diageo Investment Corp. (United Kingdom), 5.13%, 08/15/2030	4,473,000	4,651,432
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	4,469,500	4,242,802
4.60%, 05/15/2030	2,983,000	2,999,439
PepsiCo, Inc.
4.60%, 02/07/2030	5,960,000	6,113,319
1.63%, 05/01/2030(b)	5,962,000	5,409,396
4.30%, 07/23/2030	3,877,000	3,929,591
		47,305,272
Biotechnology-2.39%
AbbVie, Inc., 4.88%, 03/15/2030(b)	5,960,000	6,161,170
Amgen, Inc.
2.45%, 02/21/2030	7,450,000	6,949,681
5.25%, 03/02/2030	16,396,000	17,043,538
Biogen, Inc., 2.25%, 05/01/2030(b)	8,955,000	8,244,343
Gilead Sciences, Inc., 1.65%, 10/01/2030(b)	5,960,000	5,338,938
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	7,451,000	6,654,328
		50,391,998
Broadline Retail-0.76%
Amazon.com, Inc., 1.50%, 06/03/2030(b)	11,921,000	10,762,784
eBay, Inc., 2.70%, 03/11/2030	5,658,000	5,322,315
		16,085,099
Building Products-0.52%
CRH SMW Finance DAC, 5.13%, 01/09/2030	7,450,000	7,687,481
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	3,722,000	3,330,930
		11,018,411
Capital Markets-4.15%
Ares Capital Corp., 5.50%, 09/01/2030	4,470,000	4,513,413
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Ares Strategic Income Fund, 5.60%, 02/15/2030	$4,465,000	$4,490,068
BGC Group, Inc., 6.15%, 04/02/2030	4,180,000	4,310,699
Blackstone Secured Lending Fund, 5.30%, 06/30/2030	2,957,000	2,965,972
Blue Owl Capital Corp., 6.20%, 07/15/2030	2,980,000	3,042,051
Blue Owl Credit Income Corp., 5.80%, 03/15/2030	5,948,000	5,939,385
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030(b)	4,476,000	4,497,787
Cboe Global Markets, Inc., 1.63%, 12/15/2030	2,980,000	2,640,903
CI Financial Corp. (Canada), 3.20%, 12/17/2030	5,413,000	4,879,921
CME Group, Inc., 4.40%, 03/15/2030(b)	4,480,000	4,543,619
Franklin Resources, Inc., 1.60%, 10/30/2030	5,070,000	4,479,992
FS KKR Capital Corp., 6.13%, 01/15/2030(b)	4,180,000	4,156,313
Golub Capital Private Credit Fund, 5.88%, 05/01/2030	2,987,000	3,033,213
Nomura Holdings, Inc. (Japan)
4.90%, 07/01/2030	4,475,000	4,560,295
2.68%, 07/16/2030	5,956,000	5,513,319
Northern Trust Corp.
1.95%, 05/01/2030	5,960,000	5,470,149
4.15%, 11/19/2030	1,738,000	1,744,955
S&P Global, Inc., 1.25%, 08/15/2030(b)	3,573,000	3,147,767
Sixth Street Lending Partners, 5.75%, 01/15/2030(b)	3,580,000	3,628,141
State Street Corp.
4.73%, 02/28/2030	3,875,000	3,976,071
4.83%, 04/24/2030	5,963,000	6,152,213
		87,686,246
Chemicals-1.28%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	5,359,000	4,939,813
Dow Chemical Co. (The), 2.10%, 11/15/2030	4,870,000	4,310,158
EIDP, Inc., 2.30%, 07/15/2030(b)	2,980,000	2,765,981
Linde, Inc., 1.10%, 08/10/2030	4,173,000	3,668,230
LYB International Finance III LLC, 2.25%, 10/01/2030	2,984,000	2,662,809
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	2,987,000	2,829,307
Sherwin-Williams Co. (The)
2.30%, 05/15/2030	2,978,000	2,753,800
4.50%, 08/15/2030(b)	2,980,000	3,011,245
		26,941,343
Commercial Services & Supplies-0.89%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	3,585,000	3,663,200
Republic Services, Inc.
2.30%, 03/01/2030	3,575,000	3,330,682
4.75%, 07/15/2030	2,981,000	3,062,807
Waste Management, Inc.
4.63%, 02/15/2030	4,468,000	4,564,021
4.65%, 03/15/2030(b)	4,172,000	4,273,460
		18,894,170
	Principal Amount	Value
Communications Equipment-0.69%
Cisco Systems, Inc., 4.75%, 02/24/2030(b)	$5,963,000	$6,138,457
Motorola Solutions, Inc.
4.85%, 08/15/2030	3,580,000	3,656,273
2.30%, 11/15/2030	5,361,000	4,864,398
		14,659,128
Construction & Engineering-0.27%
Quanta Services, Inc., 2.90%, 10/01/2030	5,960,000	5,601,164
Construction Materials-0.33%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	2,850,000	2,657,649
Vulcan Materials Co., 3.50%, 06/01/2030	4,465,000	4,339,341
		6,996,990
Consumer Finance-1.24%
General Motors Financial Co., Inc.
5.35%, 01/07/2030	7,157,000	7,389,224
5.85%, 04/06/2030(b)	5,965,000	6,283,459
3.60%, 06/21/2030	6,553,000	6,308,892
5.45%, 07/15/2030(b)	5,965,000	6,208,473
		26,190,048
Consumer Staples Distribution & Retail-1.21%
Costco Wholesale Corp., 1.60%, 04/20/2030	10,429,000	9,476,923
Kroger Co. (The), 2.20%, 05/01/2030(b)	2,950,000	2,719,217
Sysco Corp., 5.10%, 09/23/2030	4,174,000	4,313,156
Walmart, Inc.
4.00%, 04/15/2030(b)	2,980,000	3,017,214
4.35%, 04/28/2030	5,964,000	6,081,459
		25,607,969
Containers & Packaging-0.64%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	2,978,000	2,765,256
Avery Dennison Corp., 2.65%, 04/30/2030	2,978,000	2,789,630
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.20%, 01/15/2030	4,451,000	4,602,310
Sonoco Products Co., 3.13%, 05/01/2030(b)	3,576,000	3,392,787
		13,549,983
Distributors-0.12%
Genuine Parts Co., 1.88%, 11/01/2030	2,971,000	2,603,573
Diversified Consumer Services-0.27%
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/2030	2,988,000	3,014,132
Yale University, Series 2020, 1.48%, 04/15/2030	2,984,000	2,692,935
		5,707,067
Diversified REITs-0.29%
VICI Properties L.P., 4.95%, 02/15/2030	5,963,000	6,036,304
Diversified Telecommunication Services-0.73%
AT&T, Inc., 4.70%, 08/15/2030(b)	5,964,000	6,082,060
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
1.50%, 09/18/2030(b)	$5,958,000	$5,252,834
1.68%, 10/30/2030(b)	4,670,000	4,140,485
		15,475,379
Electric Utilities-5.16%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030(b)	3,576,000	3,264,219
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030(b)	3,577,000	3,173,298
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030(b)	6,552,000	6,450,860
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030(b)	2,955,000	3,034,409
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	2,986,000	2,808,634
Duke Energy Corp., 2.45%, 06/01/2030(b)	5,022,000	4,659,788
Duke Energy Florida LLC, 1.75%, 06/15/2030	2,983,000	2,693,833
Edison International, 6.25%, 03/15/2030(b)	3,252,000	3,400,987
Entergy Corp., 2.80%, 06/15/2030	3,576,000	3,357,658
Eversource Energy
4.45%, 12/15/2030	3,577,000	3,568,821
Series R, 1.65%, 08/15/2030(b)	3,573,000	3,151,681
FirstEnergy Corp., 2.65%, 03/01/2030	3,574,000	3,324,168
Florida Power & Light Co., 4.63%, 05/15/2030	2,982,000	3,046,021
Georgia Power Co., 4.55%, 03/15/2030	3,580,000	3,649,102
National Rural Utilities Cooperative Finance Corp., 4.95%, 02/07/2030	2,960,000	3,059,660
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030(b)	3,579,000	3,697,080
5.05%, 03/15/2030(b)	5,960,000	6,163,821
2.25%, 06/01/2030	10,479,000	9,642,208
Pacific Gas and Electric Co., 4.55%, 07/01/2030	18,478,000	18,422,616
PG&E Corp., 5.25%, 07/01/2030(b)	5,970,000	5,917,194
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	4,772,000	4,258,555
Southern California Edison Co., 5.25%, 03/15/2030	5,074,000	5,213,511
Wisconsin Electric Power Co., 4.15%, 10/15/2030	2,980,000	2,982,495
		108,940,619
Electrical Equipment-0.59%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030(b)	2,982,000	2,700,792
Emerson Electric Co., 1.95%, 10/15/2030	2,980,000	2,715,268
Regal Rexnord Corp., 6.30%, 02/15/2030	6,550,000	6,961,095
		12,377,155
Electronic Equipment, Instruments & Components-0.47%
Jabil, Inc., 3.60%, 01/15/2030	2,950,000	2,847,875
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Keysight Technologies, Inc., 5.35%, 07/30/2030	$4,479,000	$4,673,018
Teledyne FLIR LLC, 2.50%, 08/01/2030(b)	2,623,000	2,432,969
		9,953,862
Energy Equipment & Services-0.53%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	2,956,000	2,992,649
Halliburton Co., 2.92%, 03/01/2030(b)	5,971,000	5,668,301
Schlumberger Investment S.A., 2.65%, 06/26/2030	2,701,000	2,538,145
		11,199,095
Financial Services-2.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.15%, 09/30/2030	5,075,000	5,454,866
4.38%, 11/15/2030(b)	3,580,000	3,576,350
Blackstone Private Credit Fund, 5.05%, 09/10/2030(b)	2,980,000	2,939,776
Blackstone Reg Finance Co. L.L.C., 4.30%, 11/03/2030	3,370,000	3,373,375
Block Financial LLC, 3.88%, 08/15/2030(b)	3,877,000	3,755,102
Fiserv, Inc.
4.75%, 03/15/2030	5,070,000	5,102,659
2.65%, 06/01/2030	5,961,000	5,485,777
Global Payments, Inc., 2.90%, 05/15/2030	5,959,000	5,524,878
LPL Holdings, Inc.
5.20%, 03/15/2030(b)	4,479,000	4,591,016
5.15%, 06/15/2030	2,982,000	3,049,850
ORIX Corp.. (Japan), 4.45%, 09/09/2030	2,980,000	2,997,455
PayPal Holdings, Inc., 2.30%, 06/01/2030	5,960,000	5,522,281
RELX Capital, Inc. (United Kingdom)
4.75%, 03/27/2030	4,469,000	4,567,530
3.00%, 05/22/2030	4,465,000	4,250,341
		60,191,256
Food Products-2.18%
Bunge Ltd. Finance Corp., 4.55%, 08/04/2030	3,880,000	3,928,150
Campbell’s Co. (The), 2.38%, 04/24/2030	2,983,000	2,749,270
Conagra Brands, Inc., 5.00%, 08/01/2030(b)	2,984,000	3,028,352
General Mills, Inc., 4.88%, 01/30/2030	4,470,000	4,586,922
Hershey Co. (The), 4.75%, 02/24/2030	2,979,000	3,062,577
Hormel Foods Corp., 1.80%, 06/11/2030(b)	5,964,000	5,403,520
Ingredion, Inc., 2.90%, 06/01/2030	3,578,000	3,366,917
JM Smucker Co. (The), 2.38%, 03/15/2030(b)	2,978,000	2,770,862
Kellanova, 2.10%, 06/01/2030	2,982,000	2,728,351
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	4,410,000	4,319,305
McCormick & Co., Inc., 2.50%, 04/15/2030	2,980,000	2,777,915
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Mondelez International, Inc.
2.75%, 04/13/2030	$4,473,000	$4,224,335
4.50%, 05/06/2030	2,979,000	3,013,872
		45,960,348
Gas Utilities-0.44%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	2,977,000	2,656,468
National Fuel Gas Co., 5.50%, 03/15/2030	2,980,000	3,087,524
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	3,816,000	3,596,868
		9,340,860
Ground Transportation-1.05%
Canadian Pacific Railway Co. (Canada)
2.05%, 03/05/2030(b)	2,982,000	2,740,237
4.80%, 03/30/2030(b)	3,577,000	3,672,185
J.B. Hunt Transport Services, Inc., 4.90%, 03/15/2030	4,474,000	4,576,649
Norfolk Southern Corp., 5.05%, 08/01/2030	3,580,000	3,721,395
Uber Technologies, Inc., 4.30%, 01/15/2030	7,460,000	7,503,999
		22,214,465
Health Care Equipment & Supplies-2.13%
Abbott Laboratories, 1.40%, 06/30/2030(b)	3,869,000	3,475,108
Becton, Dickinson and Co., 2.82%, 05/20/2030	4,466,000	4,214,721
Boston Scientific Corp., 2.65%, 06/01/2030	7,148,000	6,744,881
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	4,477,000	4,136,170
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	7,428,000	7,869,956
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	5,360,000	4,819,997
Stryker Corp.
4.85%, 02/10/2030	4,770,000	4,912,976
1.95%, 06/15/2030	5,955,000	5,420,546
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/2030	3,285,000	3,391,849
		44,986,204
Health Care Providers & Services-5.46%
Cardinal Health, Inc., 4.50%, 09/15/2030	3,576,000	3,614,071
Cencora, Inc., 2.80%, 05/15/2030(b)	2,956,000	2,792,372
Centene Corp.
3.38%, 02/15/2030	11,886,000	10,934,370
3.00%, 10/15/2030	13,110,000	11,707,427
Cigna Group (The)
2.40%, 03/15/2030	8,339,000	7,754,539
4.50%, 09/15/2030	5,970,000	6,017,477
CommonSpirit Health, 2.78%, 10/01/2030	3,274,000	3,059,360
CVS Health Corp.
5.13%, 02/21/2030	8,941,000	9,207,458
1.75%, 08/21/2030(b)	7,458,000	6,633,850
	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc.
4.75%, 02/15/2030	$4,477,000	$4,574,143
2.25%, 05/15/2030	6,551,000	6,028,206
HCA, Inc., 5.25%, 03/01/2030(b)	4,474,000	4,634,150
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	3,874,000	3,885,254
McKesson Corp., 4.65%, 05/30/2030	3,876,000	3,954,631
Sutter Health, Series 20-A, 2.29%, 08/15/2030	4,173,000	3,851,452
UnitedHealth Group, Inc.
4.80%, 01/15/2030	7,456,000	7,661,274
5.30%, 02/15/2030(b)	7,457,000	7,797,049
2.00%, 05/15/2030	7,463,000	6,830,598
Universal Health Services, Inc., 2.65%, 10/15/2030	4,763,000	4,345,676
		115,283,357
Health Care REITs-0.46%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	3,579,000	3,649,019
Welltower OP LLC, 4.50%, 07/01/2030(b)	5,959,000	6,041,770
		9,690,789
Hotel & Resort REITs-0.20%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	4,472,000	4,251,344
Hotels, Restaurants & Leisure-1.61%
Las Vegas Sands Corp., 6.00%, 06/14/2030	2,981,000	3,128,858
Marriott International, Inc.
4.80%, 03/15/2030	2,984,000	3,051,877
Series FF, 4.63%, 06/15/2030(b)	5,966,000	6,059,825
McDonald’s Corp.
2.13%, 03/01/2030	4,470,000	4,132,694
4.60%, 05/15/2030	3,574,000	3,646,874
Starbucks Corp.
2.25%, 03/12/2030	4,465,000	4,130,452
4.80%, 05/15/2030(b)	2,980,000	3,048,617
2.55%, 11/15/2030(b)	7,450,000	6,897,058
		34,096,255
Household Durables-0.73%
D.R. Horton, Inc., 4.85%, 10/15/2030(b)	2,980,000	3,056,014
Lennar Corp., 5.20%, 07/30/2030(b)	4,171,000	4,308,799
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	2,982,000	2,893,951
NVR, Inc., 3.00%, 05/15/2030	5,369,000	5,114,524
		15,373,288
Household Products-0.78%
Clorox Co. (The), 1.80%, 05/15/2030(b)	2,980,000	2,691,591
Colgate-Palmolive Co., 4.20%, 05/01/2030	2,966,000	3,004,640
Procter & Gamble Co. (The)
4.05%, 05/01/2030	4,172,000	4,200,241
1.20%, 10/29/2030	7,453,000	6,581,427
		16,477,899
Independent Power and Renewable Electricity Producers-0.16%
Southern Power Co., Series A, 4.25%, 10/01/2030	3,280,000	3,276,033
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-0.85%
3M Co., 4.80%, 03/15/2030	$3,282,000	$3,368,846
Eaton Capital Unlimited Co., 4.45%, 05/09/2030	2,984,000	3,020,791
Honeywell International, Inc.
4.70%, 02/01/2030(b)	5,957,000	6,103,022
1.95%, 06/01/2030	5,963,000	5,451,479
		17,944,138
Insurance-3.09%
Alleghany Corp., 3.63%, 05/15/2030	2,983,000	2,923,884
Allstate Corp. (The), 1.45%, 12/15/2030	3,574,000	3,122,345
American International Group, Inc., 4.85%, 05/07/2030	3,733,000	3,825,860
Aon Corp., 2.80%, 05/15/2030	5,957,000	5,615,427
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	2,987,000	2,749,841
1.45%, 10/15/2030	4,470,000	3,983,963
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	3,663,000	3,701,540
Brown & Brown, Inc., 4.90%, 06/23/2030	4,770,000	4,836,410
CNA Financial Corp., 2.05%, 08/15/2030	2,975,000	2,682,310
Fidelity National Financial, Inc., 3.40%, 06/15/2030(b)	3,874,000	3,695,045
Loews Corp., 3.20%, 05/15/2030	2,984,000	2,862,621
Marsh & McLennan Cos., Inc.
4.65%, 03/15/2030	5,960,000	6,081,998
2.25%, 11/15/2030	4,466,000	4,079,092
Principal Financial Group, Inc., 2.13%, 06/15/2030	3,578,000	3,258,264
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	2,982,000	2,771,492
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030(b)	5,957,000	5,724,385
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	3,578,000	3,394,153
		65,308,630
Interactive Media & Services-1.06%
Alphabet, Inc.
4.00%, 05/15/2030	4,465,000	4,492,671
1.10%, 08/15/2030(b)	13,430,000	11,867,730
Meta Platforms, Inc., 4.80%, 05/15/2030	5,902,000	6,097,363
		22,457,764
IT Services-0.64%
International Business Machines Corp.
4.80%, 02/10/2030	5,960,000	6,123,118
1.95%, 05/15/2030(b)	8,041,000	7,336,558
		13,459,676
Life Sciences Tools & Services-0.35%
Agilent Technologies, Inc., 2.10%, 06/04/2030	2,980,000	2,727,277
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030	4,470,000	4,642,274
		7,369,551
	Principal Amount	Value
Machinery-2.14%
CNH Industrial Capital LLC, 4.50%, 10/16/2030	$2,980,000	$2,988,350
Cummins, Inc., 1.50%, 09/01/2030(b)	5,067,000	4,532,856
Deere Funding Canada Corp., 4.15%, 10/09/2030	2,980,000	2,984,115
Flowserve Corp., 3.50%, 10/01/2030	2,987,000	2,854,196
IDEX Corp., 3.00%, 05/01/2030(b)	2,978,000	2,826,024
John Deere Capital Corp.
2.45%, 01/09/2030	3,281,000	3,107,213
4.70%, 06/10/2030(b)	5,965,000	6,139,445
4.38%, 10/15/2030	3,580,000	3,629,202
Series I, 4.55%, 06/05/2030(b)	4,776,000	4,875,265
Otis Worldwide Corp., 2.57%, 02/15/2030	8,868,000	8,308,291
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	2,979,000	3,056,410
		45,301,367
Media-0.16%
Omnicom Group, Inc., 2.45%, 04/30/2030(b)	3,575,000	3,309,676
Metals & Mining-0.82%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	2,688,000	2,676,668
4.63%, 08/01/2030	3,543,000	3,563,198
Newmont Corp./Newcrest Finance Pty Ltd., 3.25%, 05/13/2030	2,580,000	2,488,434
Nucor Corp.
2.70%, 06/01/2030(b)	2,956,000	2,783,028
4.65%, 06/01/2030(b)	2,980,000	3,041,268
Reliance, Inc., 2.15%, 08/15/2030	2,984,000	2,705,504
		17,258,100
Mortgage REITs-0.14%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.50%, 08/01/2030	2,980,000	3,049,389
Multi-Utilities-1.34%
Consumers Energy Co., 4.70%, 01/15/2030	4,175,000	4,282,214
Dominion Energy, Inc., 5.00%, 06/15/2030	4,766,000	4,911,811
DTE Energy Co., 5.20%, 04/01/2030	6,560,000	6,786,723
NiSource, Inc., 3.60%, 05/01/2030	5,960,000	5,801,550
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	3,577,000	3,666,375
1.60%, 08/15/2030	3,246,000	2,876,042
		28,324,715
Office REITs-0.14%
Cousins Properties L.P., 5.25%, 07/15/2030	2,984,000	3,062,510
Oil, Gas & Consumable Fuels-9.90%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	5,960,000	5,360,637
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	2,978,000	2,805,146
Chevron Corp., 2.24%, 05/11/2030	8,941,000	8,312,620
Chevron U.S.A., Inc., 4.30%, 10/15/2030(b)	7,160,000	7,249,565
Chevron USA, Inc., 4.69%, 04/15/2030	6,561,000	6,733,514
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
ConocoPhillips Co., 4.70%, 01/15/2030	$8,051,000	$8,230,198
Devon Energy Corp., 4.50%, 01/15/2030(b)	3,426,000	3,431,677
Diamondback Energy, Inc., 5.15%, 01/30/2030	5,073,000	5,222,754
Enbridge, Inc. (Canada)
4.90%, 06/20/2030	3,575,000	3,661,038
6.20%, 11/15/2030	4,468,000	4,814,679
Energy Transfer L.P.
5.20%, 04/01/2030(b)	3,836,000	3,970,364
6.40%, 12/01/2030	5,957,000	6,472,341
Enterprise Products Operating LLC, 2.80%, 01/31/2030(b)	7,454,000	7,089,170
EOG Resources, Inc., 4.38%, 04/15/2030(b)	4,479,000	4,520,441
Equinor ASA (Norway), 2.38%, 05/22/2030	4,474,000	4,178,382
Expand Energy Corp., 5.38%, 03/15/2030	7,149,000	7,250,467
Exxon Mobil Corp., 2.61%, 10/15/2030	11,919,000	11,190,578
Kinder Morgan, Inc., 5.15%, 06/01/2030(b)	6,560,000	6,799,516
Marathon Petroleum Corp., 5.15%, 03/01/2030	6,562,000	6,760,944
MPLX L.P., 2.65%, 08/15/2030	8,939,000	8,281,559
Occidental Petroleum Corp.
8.88%, 07/15/2030	5,965,000	6,912,493
6.63%, 09/01/2030	8,563,000	9,240,556
ONEOK, Inc.
3.10%, 03/15/2030	4,644,000	4,418,953
3.25%, 06/01/2030	2,982,000	2,838,159
5.80%, 11/01/2030	2,986,000	3,154,164
Phillips 66, 2.15%, 12/15/2030	5,065,000	4,550,488
Pioneer Natural Resources Co., 1.90%, 08/15/2030	6,551,000	5,930,590
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	4,460,000	4,327,002
Shell Finance US, Inc., 2.75%, 04/06/2030(b)	8,073,000	7,686,892
Targa Resources Corp., 4.90%, 09/15/2030	4,477,000	4,569,857
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	5,669,000	5,770,327
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	4,175,000	3,998,050
Valero Energy Corp., 5.15%, 02/15/2030	3,870,000	3,993,657
Viper Energy Partners LLC, 4.90%, 08/01/2030	2,980,000	3,019,381
Western Midstream Operating L.P., 4.05%, 02/01/2030	6,297,000	6,195,209
Williams Cos., Inc. (The)
4.63%, 06/30/2030	4,478,000	4,531,111
3.50%, 11/15/2030	5,960,000	5,719,220
		209,191,699
Passenger Airlines-0.29%
Delta Air Lines, Inc., 5.25%, 07/10/2030	5,960,000	6,121,403
	Principal Amount	Value
Personal Care Products-0.60%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	$4,175,000	$3,921,735
Kenvue, Inc., 5.00%, 03/22/2030	5,970,000	6,155,014
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030(b)	2,978,000	2,652,887
		12,729,636
Pharmaceuticals-4.63%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030(b)	3,876,000	4,017,714
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	7,752,000	6,906,128
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	7,452,000	6,609,307
Eli Lilly and Co., 4.75%, 02/12/2030	7,458,000	7,684,868
GlaxoSmithKline Capital, Inc. (United Kingdom), 4.50%, 04/15/2030(b)	5,074,000	5,169,062
Johnson & Johnson
4.70%, 03/01/2030	5,969,000	6,165,979
1.30%, 09/01/2030(b)	10,330,000	9,225,277
Merck & Co., Inc.
4.30%, 05/17/2030	4,468,000	4,526,796
1.45%, 06/24/2030	7,386,000	6,603,215
4.15%, 09/15/2030	4,474,000	4,506,111
Pfizer, Inc., 1.70%, 05/28/2030(b)	5,959,000	5,406,414
Royalty Pharma PLC, 2.20%, 09/02/2030	5,885,000	5,337,765
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	14,902,000	13,648,679
Viatris, Inc., 2.70%, 06/22/2030	8,640,000	7,874,307
Zoetis, Inc., 2.00%, 05/15/2030(b)	4,468,000	4,097,410
		97,779,032
Professional Services-1.06%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	5,960,000	5,276,815
Equifax, Inc., 3.10%, 05/15/2030	3,575,000	3,386,938
Paychex, Inc., 5.10%, 04/15/2030	8,950,000	9,201,455
Verisk Analytics, Inc., 4.50%, 08/15/2030(b)	4,479,000	4,517,316
		22,382,524
Real Estate Management & Development-0.17%
CBRE Services, Inc., 4.80%, 06/15/2030	3,571,000	3,637,714
Residential REITs-0.39%
American Homes 4 Rent L.P., 4.95%, 06/15/2030	3,847,000	3,931,421
Camden Property Trust, 2.80%, 05/15/2030	4,474,000	4,231,026
		8,162,447
Retail REITs-1.09%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	4,773,000	4,714,501
Kimco Realty OP LLC, 2.70%, 10/01/2030(b)	2,979,000	2,784,389
Realty Income Corp., 4.85%, 03/15/2030(b)	3,580,000	3,684,077
Regency Centers L.P., 3.70%, 06/15/2030	3,574,000	3,509,796
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Retail REITs-(continued)
Simon Property Group L.P.
2.65%, 07/15/2030	$4,468,000	$4,194,218
4.38%, 10/01/2030(b)	4,176,000	4,211,695
		23,098,676
Semiconductors & Semiconductor Equipment-3.82%
Analog Devices, Inc., 4.50%, 06/15/2030(b)	3,874,000	3,942,989
Applied Materials, Inc., 1.75%, 06/01/2030	4,470,000	4,051,570
Broadcom, Inc.
4.35%, 02/15/2030	8,939,000	9,018,460
5.05%, 04/15/2030	4,769,000	4,943,036
4.60%, 07/15/2030	10,444,000	10,646,803
4.20%, 10/15/2030	5,970,000	5,993,477
Intel Corp., 5.13%, 02/10/2030(b)	7,461,000	7,680,642
Lam Research Corp., 1.90%, 06/15/2030	4,470,000	4,072,070
Marvell Technology, Inc., 4.75%, 07/15/2030	2,941,000	2,986,724
Microchip Technology, Inc., 5.05%, 02/15/2030	5,967,000	6,098,915
QUALCOMM, Inc.
2.15%, 05/20/2030	7,148,000	6,596,145
4.50%, 05/20/2030(b)	2,951,000	3,005,335
Texas Instruments, Inc.
1.75%, 05/04/2030	4,472,000	4,072,985
4.50%, 05/23/2030	3,280,000	3,349,029
Xilinx, Inc., 2.38%, 06/01/2030(b)	4,472,000	4,163,213
		80,621,393
Software-2.60%
Adobe, Inc., 4.95%, 01/17/2030	4,175,000	4,325,518
Autodesk, Inc., 2.85%, 01/15/2030	2,980,000	2,825,389
Intuit, Inc., 1.65%, 07/15/2030(b)	2,979,000	2,681,196
Oracle Corp.
4.65%, 05/06/2030(b)	4,470,000	4,458,445
4.45%, 09/26/2030(b)	17,897,000	17,642,242
Roper Technologies, Inc., 4.45%, 09/15/2030	2,980,000	2,998,776
ServiceNow, Inc., 1.40%, 09/01/2030	8,937,000	7,886,847
Synopsys, Inc., 4.85%, 04/01/2030(b)	11,932,000	12,192,816
		55,011,229
Specialized REITs-1.44%
American Tower Corp.
2.90%, 01/15/2030	4,465,000	4,227,364
5.00%, 01/31/2030	3,580,000	3,668,388
4.90%, 03/15/2030(b)	5,068,000	5,188,439
2.10%, 06/15/2030	4,474,000	4,066,955
1.88%, 10/15/2030	4,771,000	4,254,980
Extra Space Storage L.P., 5.50%, 07/01/2030	4,770,000	4,992,853
Prologis L.P., 1.25%, 10/15/2030	4,469,000	3,915,449
		30,314,428
Specialty Retail-1.99%
AutoNation, Inc., 4.75%, 06/01/2030	2,980,000	3,011,328
AutoZone, Inc., 5.13%, 06/15/2030	2,981,000	3,087,926
Best Buy Co., Inc., 1.95%, 10/01/2030	3,878,000	3,476,798
	Principal Amount	Value
Specialty Retail-(continued)
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	$4,169,000	$4,172,335
5.00%, 04/01/2030	5,889,000	6,037,954
6.20%, 07/15/2030	4,472,000	4,792,117
Home Depot, Inc. (The), 3.95%, 09/15/2030	2,980,000	2,974,309
Leidos, Inc., 4.38%, 05/15/2030	4,476,000	4,484,890
Lowe’s Cos., Inc., 1.70%, 10/15/2030	7,453,000	6,622,149
Tractor Supply Co., 1.75%, 11/01/2030	3,835,000	3,403,051
		42,062,857
Technology Hardware, Storage & Peripherals-1.76%
Apple, Inc.
4.15%, 05/10/2030	2,978,000	3,023,758
1.65%, 05/11/2030(b)	10,424,000	9,498,647
4.20%, 05/12/2030	5,970,000	6,065,556
1.25%, 08/20/2030(b)	7,449,000	6,631,332
Hewlett Packard Enterprise Co., 4.40%, 10/15/2030	5,070,000	5,058,987
HP, Inc., 5.40%, 04/25/2030	2,983,000	3,100,443
NetApp, Inc., 2.70%, 06/22/2030	4,176,000	3,896,352
		37,275,075
Textiles, Apparel & Luxury Goods-0.56%
PVH Corp., 5.50%, 06/13/2030	2,980,000	3,044,216
Ralph Lauren Corp., 2.95%, 06/15/2030	4,474,000	4,258,361
Tapestry, Inc., 5.10%, 03/11/2030	4,480,000	4,600,564
		11,903,141
Tobacco-2.10%
Altria Group, Inc.
3.40%, 05/06/2030	4,471,000	4,313,086
4.50%, 08/06/2030(b)	2,950,000	2,973,661
B.A.T. Capital Corp. (United Kingdom), 6.34%, 08/02/2030	5,970,000	6,462,633
Philip Morris International, Inc.
5.13%, 02/15/2030	13,131,000	13,612,613
4.38%, 04/30/2030	4,465,000	4,497,263
2.10%, 05/01/2030	4,472,000	4,101,692
5.50%, 09/07/2030	4,176,000	4,400,364
1.75%, 11/01/2030(b)	4,473,000	3,989,364
		44,350,676
Trading Companies & Distributors-0.51%
Air Lease Corp.
3.00%, 02/01/2030	3,870,000	3,623,595
3.13%, 12/01/2030	4,473,000	4,153,701
GATX Corp., 4.00%, 06/30/2030	2,984,000	2,947,131
		10,724,427
Water Utilities-0.27%
American Water Capital Corp., 2.80%, 05/01/2030	2,987,000	2,836,415
Essential Utilities, Inc., 2.70%, 04/15/2030	2,957,000	2,777,532
		5,613,947
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.01% (Cost $2,046,643,205)		2,091,354,869
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.67%
Invesco Private Government Fund, 4.00%(c)(d)(e)	73,160,271	$73,160,271
Invesco Private Prime Fund, 4.12%(c)(d)(e)	194,365,958	194,424,268
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $267,583,465)		267,584,539
TOTAL INVESTMENTS IN SECURITIES-111.68% (Cost $2,314,226,670)		2,358,939,408
OTHER ASSETS LESS LIABILITIES-(11.68)%		(246,669,557)
NET ASSETS-100.00%		$2,112,269,851

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,858,849	$28,821,492	$(39,680,341)	$-	$-	$-	$49,092
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,435,667	76,935,968	(62,211,364)	-	-	73,160,271	672,394 *
Invesco Private Prime Fund	152,147,486	182,300,072	(140,024,563)	(11,750)	13,023	194,424,268	1,806,600 *
Total	$221,442,002	$288,057,532	$(241,916,268)	$(11,750)	$13,023	$267,584,539	$2,528,086

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.03%
Aerospace & Defense-2.63%
Boeing Co. (The)
3.63%, 02/01/2031	$6,582,000	$6,330,937
6.39%, 05/01/2031	4,775,000	5,199,230
General Dynamics Corp., 2.25%, 06/01/2031	2,385,000	2,172,799
Howmet Aerospace, Inc., 4.85%, 10/15/2031	2,388,000	2,462,317
L3Harris Technologies, Inc.
1.80%, 01/15/2031	3,101,000	2,745,696
5.25%, 06/01/2031	3,579,000	3,736,033
Lockheed Martin Corp., 4.70%, 12/15/2031	2,861,000	2,942,613
RTX Corp.
6.00%, 03/15/2031	4,777,000	5,166,465
1.90%, 09/01/2031	4,776,000	4,205,413
Textron, Inc., 2.45%, 03/15/2031	2,392,000	2,175,933
		37,137,436
Air Freight & Logistics-0.20%
FedEx Corp., 2.40%, 05/15/2031	3,043,000	2,756,480
Automobiles-3.80%
American Honda Finance Corp.
1.80%, 01/13/2031	2,626,000	2,318,244
5.05%, 07/10/2031	3,580,000	3,685,900
4.85%, 10/23/2031	3,343,000	3,419,922
Ford Motor Co., 7.45%, 07/16/2031	5,104,000	5,660,925
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	4,776,000	4,907,243
3.63%, 06/17/2031	4,775,000	4,369,146
6.05%, 11/05/2031	5,973,000	6,118,787
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	7,052,000	8,414,783
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	2,391,000	2,202,521
Toyota Motor Credit Corp.
1.65%, 01/10/2031	2,623,000	2,324,672
5.10%, 03/21/2031	4,294,000	4,476,721
1.90%, 09/12/2031	2,391,000	2,106,033
4.60%, 10/10/2031	3,580,000	3,646,604
		53,651,501
Banks-2.34%
Banco Santander S.A. (Spain), 5.44%, 07/15/2031	7,151,000	7,544,574
Bank of Montreal (Canada), 5.51%, 06/04/2031	3,819,000	4,041,848
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031(b)	4,772,000	4,281,656
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	7,049,000	6,358,862
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	2,385,000	2,103,832
5.42%, 07/09/2031	4,231,000	4,451,624
2.22%, 09/17/2031	4,708,000	4,201,994
		32,984,390
Beverages-2.09%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	3,581,000	3,723,062
	Principal Amount	Value
Beverages-(continued)
Coca-Cola Co. (The)
2.00%, 03/05/2031	$3,577,000	$3,252,969
1.38%, 03/15/2031(b)	6,106,000	5,367,274
Constellation Brands, Inc., 2.25%, 08/01/2031	4,778,000	4,238,240
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	2,385,000	2,127,184
Series 10, 5.20%, 03/15/2031	2,374,000	2,435,516
PepsiCo, Inc.
1.40%, 02/25/2031(b)	3,578,000	3,140,506
1.95%, 10/21/2031	5,869,000	5,222,884
		29,507,635
Biotechnology-1.08%
AbbVie, Inc., 4.95%, 03/15/2031	9,401,000	9,768,751
Amgen, Inc., 2.30%, 02/25/2031	5,967,000	5,417,642
		15,186,393
Broadline Retail-1.14%
Amazon.com, Inc., 2.10%, 05/12/2031	14,096,999	12,765,042
eBay, Inc., 2.60%, 05/10/2031	3,583,000	3,282,907
		16,047,949
Building Products-0.90%
Carrier Global Corp., 2.70%, 02/15/2031	3,581,000	3,320,814
CRH America Finance, Inc., 4.40%, 02/09/2031	4,780,000	4,791,896
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	2,386,000	2,104,800
Masco Corp., 2.00%, 02/15/2031	2,864,000	2,542,458
		12,759,968
Capital Markets-3.64%
Ares Capital Corp.
5.10%, 01/15/2031	3,100,000	3,065,730
3.20%, 11/15/2031	3,345,000	2,964,263
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	2,392,000	2,121,181
1.80%, 07/28/2031	2,389,000	2,113,171
BlackRock, Inc., 1.90%, 01/28/2031	5,968,000	5,380,612
Blackstone Secured Lending Fund, 5.13%, 01/31/2031(b)	2,390,000	2,368,283
Blue Owl Credit Income Corp., 6.65%, 03/15/2031	3,578,000	3,697,586
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	2,388,000	2,189,826
Charles Schwab Corp. (The)
1.65%, 03/11/2031	3,577,000	3,144,490
2.30%, 05/13/2031	3,582,000	3,253,074
1.95%, 12/01/2031	4,058,000	3,554,820
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	4,771,000	4,211,478
Moody’s Corp., 2.00%, 08/19/2031(b)	2,867,000	2,546,884
Nasdaq, Inc., 1.65%, 01/15/2031	3,090,000	2,733,707
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	4,754,000	4,308,925
State Street Corp., 2.20%, 03/03/2031	4,058,000	3,651,655
		51,305,685
Chemicals-0.95%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031	2,862,000	2,941,499
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Dow Chemical Co. (The), 4.80%, 01/15/2031	$3,580,000	$3,572,494
Ecolab, Inc., 1.30%, 01/30/2031	2,861,000	2,488,136
LYB International Finance III LLC, 5.13%, 01/15/2031	2,360,000	2,368,566
PPG Industries, Inc., 4.38%, 03/15/2031	2,000,000	2,003,800
		13,374,495
Commercial Services & Supplies-1.07%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	4,780,000	4,471,163
Republic Services, Inc., 1.45%, 02/15/2031	3,101,000	2,715,082
Waste Management, Inc.
1.50%, 03/15/2031	4,777,000	4,182,490
4.95%, 07/03/2031	3,580,000	3,721,628
		15,090,363
Communications Equipment-1.13%
Cisco Systems, Inc., 4.95%, 02/26/2031	11,743,000	12,219,513
Motorola Solutions, Inc., 2.75%, 05/24/2031	4,062,000	3,719,671
		15,939,184
Construction & Engineering-0.17%
Quanta Services, Inc., 4.50%, 01/15/2031	2,390,000	2,402,110
Construction Materials-0.50%
Eagle Materials, Inc., 2.50%, 07/01/2031	3,579,000	3,252,670
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	4,274,000	3,869,138
		7,121,808
Consumer Finance-2.49%
Ally Financial, Inc.
8.00%, 11/01/2031	9,374,000	10,672,265
8.00%, 11/01/2031	2,343,000	2,671,660
General Motors Financial Co., Inc.
2.35%, 01/08/2031	4,780,000	4,292,750
5.75%, 02/08/2031	4,776,000	5,030,471
2.70%, 06/10/2031	4,776,000	4,325,495
5.60%, 06/18/2031	4,774,000	4,983,992
Synchrony Financial, 2.88%, 10/28/2031	3,581,000	3,206,138
		35,182,771
Consumer Staples Distribution & Retail-0.99%
Dollar Tree, Inc., 2.65%, 12/01/2031	3,816,000	3,435,700
Kroger Co. (The), 1.70%, 01/15/2031	2,390,000	2,108,009
Walmart, Inc., 1.80%, 09/22/2031	9,396,000	8,393,282
		13,936,991
Containers & Packaging-0.55%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	3,825,000	3,499,478
AptarGroup, Inc., 4.75%, 03/30/2031	240,000	242,327
Berry Global, Inc., 5.80%, 06/15/2031	3,816,000	4,042,394
		7,784,199
Diversified REITs-0.90%
American Assets Trust L.P., 3.38%, 02/01/2031	2,391,000	2,191,417
COPT Defense Properties L.P., 2.75%, 04/15/2031	2,830,000	2,576,203
DOC DR LLC, 2.63%, 11/01/2031	2,392,000	2,155,568
	Principal Amount	Value
Diversified REITs-(continued)
VICI Properties L.P., 5.13%, 11/15/2031	$3,568,000	$3,621,055
W.P. Carey, Inc., 2.40%, 02/01/2031	2,386,000	2,148,848
		12,693,091
Diversified Telecommunication Services-3.63%
AT&T, Inc., 2.75%, 06/01/2031	14,094,000	12,992,359
Orange S.A. (France), 9.00%, 03/01/2031	11,558,000	13,977,970
Verizon Communications, Inc.
1.75%, 01/20/2031	10,206,000	9,006,093
2.55%, 03/21/2031	16,715,000	15,297,110
		51,273,532
Electric Utilities-5.06%
Alabama Power Co., Series C, 4.30%, 03/15/2031	2,391,000	2,398,500
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	2,385,000	2,185,360
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	2,869,000	2,601,741
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	2,388,000	2,085,134
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031(b)	4,296,000	3,941,442
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	2,630,000	2,426,537
Duke Energy Corp., 2.55%, 06/15/2031	4,771,000	4,350,359
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,100,000	2,807,909
Duke Energy Progress LLC, 2.00%, 08/15/2031	3,108,000	2,763,444
Entergy Corp., 2.40%, 06/15/2031	3,105,000	2,797,493
Entergy Texas, Inc., 1.75%, 03/15/2031	2,863,000	2,527,582
Eversource Energy, 5.85%, 04/15/2031	3,346,000	3,536,430
Exelon Corp., 5.13%, 03/15/2031	2,390,000	2,475,328
Georgia Power Co., 4.85%, 03/15/2031	3,580,000	3,690,307
Pacific Gas and Electric Co., 2.50%, 02/01/2031	9,394,000	8,455,814
PacifiCorp, 5.30%, 02/15/2031	3,345,000	3,456,228
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	2,120,443	2,120,364
Progress Energy, Inc., 7.75%, 03/01/2031	3,109,000	3,582,032
Public Service Co. of Colorado, 1.88%, 06/15/2031	3,586,000	3,152,112
Southern California Edison Co., 5.45%, 06/01/2031	3,586,000	3,710,345
Virginia Electric & Power Co., 2.30%, 11/15/2031	2,389,000	2,131,871
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/2031	4,020,000	4,130,075
		71,326,407
Electrical Equipment-0.30%
Emerson Electric Co., 2.20%, 12/21/2031	4,778,000	4,280,201
Electronic Equipment, Instruments & Components-0.88%
Amphenol Corp., 2.20%, 09/15/2031	3,583,000	3,208,886
Jabil, Inc., 3.00%, 01/15/2031	2,863,000	2,661,908
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Teledyne Technologies, Inc., 2.75%, 04/01/2031	$4,282,000	$3,970,893
Vontier Corp., 2.95%, 04/01/2031	2,866,000	2,624,585
		12,466,272
Energy Equipment & Services-0.17%
Helmerich & Payne, Inc., 2.90%, 09/29/2031(b)	2,628,000	2,354,907
Entertainment-1.03%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,578,000	3,467,344
Walt Disney Co. (The), 2.65%, 01/13/2031	11,747,000	11,011,115
		14,478,459
Financial Services-3.37%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.38%, 12/15/2031	3,580,000	3,716,818
Apollo Debt Solutions BDC, 6.70%, 07/29/2031	4,754,000	4,995,952
Blackstone Private Credit Fund, 6.25%, 01/25/2031	2,345,000	2,429,101
Block, Inc., 3.50%, 06/01/2031(b)	4,773,000	4,481,391
Blue Owl Finance LLC, 3.13%, 06/10/2031	3,325,000	3,020,728
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	3,910,000	3,499,584
Fiserv, Inc.
4.55%, 02/15/2031	4,780,000	4,745,890
5.35%, 03/15/2031	2,383,000	2,449,960
Global Payments, Inc., 2.90%, 11/15/2031	3,583,000	3,208,622
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	2,863,000	2,934,606
Mastercard, Inc.
1.90%, 03/15/2031	2,865,000	2,575,533
2.00%, 11/18/2031	3,578,000	3,188,146
ORIX Corp. (Japan), 2.25%, 03/09/2031	2,390,000	2,156,095
Visa, Inc., 1.10%, 02/15/2031	4,778,000	4,166,732
		47,569,158
Food Products-1.61%
Bunge Ltd. Finance Corp.
3.20%, 04/21/2031	2,850,000	2,686,569
2.75%, 05/14/2031	4,773,000	4,403,730
Flowers Foods, Inc., 2.40%, 03/15/2031	2,391,000	2,128,922
General Mills, Inc., 2.25%, 10/14/2031	2,390,000	2,128,118
Kellanova, Series B, 7.45%, 04/01/2031	2,985,000	3,444,126
McCormick & Co., Inc., 1.85%, 02/15/2031	2,388,000	2,113,918
Mondelez International, Inc., 1.50%, 02/04/2031	2,392,000	2,083,161
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	3,794,000	3,704,247
		22,692,791
Gas Utilities-0.48%
Atmos Energy Corp., 1.50%, 01/15/2031	2,868,000	2,518,943
National Fuel Gas Co., 2.95%, 03/01/2031	2,388,000	2,184,418
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	2,383,000	2,106,597
		6,809,958
	Principal Amount	Value
Ground Transportation-1.22%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	$6,583,000	$5,920,322
Norfolk Southern Corp., 2.30%, 05/15/2031	2,384,000	2,165,029
Uber Technologies, Inc., 4.15%, 01/15/2031	4,780,000	4,762,071
Union Pacific Corp., 2.38%, 05/20/2031	4,775,000	4,394,015
		17,241,437
Health Care Equipment & Supplies-1.51%
Baxter International, Inc., 1.73%, 04/01/2031	3,101,000	2,660,112
Becton, Dickinson and Co., 1.96%, 02/11/2031	4,776,000	4,252,196
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	3,100,000	3,163,743
Solventum Corp., 5.45%, 03/13/2031	4,770,000	4,982,133
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	3,225,000	2,972,187
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	3,582,000	3,237,179
		21,267,550
Health Care Providers & Services-6.94%
Cencora, Inc., 2.70%, 03/15/2031	4,776,000	4,423,789
Centene Corp.
2.50%, 03/01/2031	10,337,000	8,918,893
2.63%, 08/01/2031	6,105,000	5,236,969
Cigna Group (The)
2.38%, 03/15/2031	7,045,000	6,393,338
5.13%, 05/15/2031	3,584,000	3,713,235
CommonSpirit Health, 5.21%, 12/01/2031	3,706,000	3,850,509
CVS Health Corp.
5.25%, 01/30/2031	3,585,000	3,714,911
1.88%, 02/28/2031	5,965,500	5,248,184
5.55%, 06/01/2031	4,779,000	5,023,758
2.13%, 09/15/2031	4,780,000	4,205,258
Elevance Health, Inc.
2.55%, 03/15/2031	4,776,000	4,368,687
4.95%, 11/01/2031	3,582,000	3,670,466
HCA, Inc.
5.45%, 04/01/2031	8,221,000	8,601,445
2.38%, 07/15/2031	4,058,000	3,642,243
Humana, Inc., 5.38%, 04/15/2031	7,047,000	7,292,523
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	2,383,000	2,191,725
Quest Diagnostics, Inc., 2.80%, 06/30/2031	2,625,000	2,428,093
UnitedHealth Group, Inc.
4.65%, 01/15/2031	3,580,000	3,645,432
4.90%, 04/15/2031	4,776,000	4,919,230
2.30%, 05/15/2031	7,051,000	6,380,602
		97,869,290
Health Care REITs-1.71%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	3,579,000	3,360,268
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	3,825,000	3,360,335
Healthpeak OP LLC, 2.88%, 01/15/2031	2,865,000	2,657,214
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Health Care REITs-(continued)
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	$3,339,000	$3,119,896
Sabra Health Care L.P., 3.20%, 12/01/2031	3,825,000	3,500,471
Ventas Realty L.P., 2.50%, 09/01/2031	2,388,000	2,152,633
Welltower OP LLC
2.75%, 01/15/2031	2,861,000	2,669,330
2.80%, 06/01/2031	3,577,000	3,323,508
		24,143,655
Hotels, Restaurants & Leisure-1.04%
Expedia Group, Inc., 2.95%, 03/15/2031	2,382,000	2,216,629
Marriott International, Inc.
4.50%, 10/15/2031	2,390,000	2,403,362
Series HH, 2.85%, 04/15/2031	5,251,000	4,872,237
McDonald’s Corp., 4.40%, 02/12/2031	2,630,000	2,654,991
Starbucks Corp., 4.90%, 02/15/2031	2,385,000	2,464,463
		14,611,682
Household Products-0.49%
Kimberly-Clark Corp., 2.00%, 11/02/2031(b)	2,821,000	2,545,408
Procter & Gamble Co. (The), 1.95%, 04/23/2031	4,776,000	4,334,226
		6,879,634
Independent Power and Renewable Electricity Producers-0.31%
AES Corp. (The), 2.45%, 01/15/2031	4,758,000	4,318,138
Industrial Conglomerates-0.61%
Honeywell International, Inc.
1.75%, 09/01/2031	7,043,000	6,174,517
4.95%, 09/01/2031	2,389,000	2,490,940
		8,665,457
Insurance-1.82%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	2,391,000	2,163,192
Aon North America, Inc., 5.30%, 03/01/2031	3,100,000	3,236,616
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	2,391,000	2,259,039
Brown & Brown, Inc., 2.38%, 03/15/2031	3,339,000	2,993,188
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,867,000	2,562,558
First American Financial Corp., 2.40%, 08/15/2031	3,107,000	2,724,017
Lincoln National Corp., 3.40%, 01/15/2031	2,385,000	2,264,730
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	4,771,000	4,899,451
Primerica, Inc., 2.80%, 11/19/2031	2,863,000	2,599,635
		25,702,426
Interactive Media & Services-0.35%
Meta Platforms, Inc., 4.55%, 08/15/2031	4,777,000	4,885,425
IT Services-0.84%
Accenture Capital, Inc., 4.25%, 10/04/2031	5,730,000	5,745,716
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	3,095,000	2,819,063
VeriSign, Inc., 2.70%, 06/15/2031	3,586,000	3,256,885
		11,821,664
	Principal Amount	Value
Leisure Products-0.16%
Brunswick Corp., 2.40%, 08/18/2031	$2,629,000	$2,309,034
Life Sciences Tools & Services-1.10%
Agilent Technologies, Inc., 2.30%, 03/12/2031	4,064,000	3,683,440
Illumina, Inc., 2.55%, 03/23/2031	2,389,000	2,165,146
Revvity, Inc., 2.25%, 09/15/2031	2,378,000	2,099,897
Thermo Fisher Scientific, Inc.
4.20%, 03/01/2031	2,392,000	2,396,444
2.00%, 10/15/2031(b)	5,730,000	5,127,589
		15,472,516
Machinery-2.17%
Caterpillar, Inc., 1.90%, 03/12/2031(b)	2,385,000	2,150,378
Cummins, Inc., 4.70%, 02/15/2031	3,345,000	3,430,076
IDEX Corp., 2.63%, 06/15/2031	2,388,000	2,191,244
Ingersoll Rand, Inc., 5.31%, 06/15/2031	2,386,000	2,506,213
John Deere Capital Corp.
1.45%, 01/15/2031	2,867,000	2,535,917
4.90%, 03/07/2031	4,064,000	4,210,335
2.00%, 06/17/2031	2,862,000	2,570,923
4.40%, 09/08/2031	5,730,000	5,799,467
Otis Worldwide Corp., 5.13%, 11/19/2031	2,870,000	2,988,503
Xylem, Inc., 2.25%, 01/30/2031(b)	2,387,000	2,173,809
		30,556,865
Media-2.23%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	7,513,000	6,752,206
Comcast Corp.
1.95%, 01/15/2031	7,045,000	6,277,757
1.50%, 02/15/2031(b)	8,223,000	7,152,021
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	2,190,000	1,979,754
Omnicom Group, Inc., 2.60%, 08/01/2031	3,820,000	3,473,308
Paramount Global, 4.95%, 01/15/2031	5,967,000	5,890,840
		31,525,886
Metals & Mining-0.16%
Steel Dynamics, Inc., 3.25%, 01/15/2031	2,376,000	2,265,727
Multi-Utilities-1.33%
Ameren Corp., 3.50%, 01/15/2031	3,824,000	3,679,061
Consumers Energy Co., 4.50%, 01/15/2031	2,384,000	2,417,781
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	4,077,000	3,641,574
DTE Electric Co., Series C, 2.63%, 03/01/2031	2,864,000	2,648,756
NiSource, Inc., 1.70%, 02/15/2031	3,582,000	3,138,331
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	3,578,000	3,204,143
		18,729,646
Office REITs-0.39%
Boston Properties L.P., 3.25%, 01/30/2031	5,870,000	5,504,651
Oil, Gas & Consumable Fuels-7.25%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	2,389,000	2,247,593
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Burlington Resources LLC, 7.20%, 08/15/2031	$2,135,000	$2,434,560
Cenovus Energy, Inc. (Canada), 4.65%, 03/20/2031	2,322,000	2,329,557
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	7,045,000	6,846,477
Devon Energy Corp., 7.88%, 09/30/2031	3,222,000	3,755,095
Diamondback Energy, Inc., 3.13%, 03/24/2031	3,529,000	3,300,375
Enbridge, Inc. (Canada), 4.50%, 02/15/2031	2,000,000	2,006,621
Enterprise Products Operating LLC, 4.60%, 01/15/2031	5,375,000	5,454,891
EQT Corp., 4.75%, 01/15/2031	5,200,000	5,237,648
Hess Corp., 7.30%, 08/15/2031	3,012,000	3,487,306
HF Sinclair Corp., 5.75%, 01/15/2031	3,100,000	3,217,716
Kinder Morgan, Inc.
2.00%, 02/15/2031	3,579,000	3,195,358
7.80%, 08/01/2031	2,567,000	2,989,954
MPLX L.P., 4.80%, 02/15/2031	5,873,000	5,949,468
Occidental Petroleum Corp.
6.13%, 01/01/2031	5,462,000	5,785,072
7.50%, 05/01/2031	4,154,000	4,688,317
ONEOK, Inc.
6.35%, 01/15/2031	2,866,000	3,081,010
4.75%, 10/15/2031	5,872,000	5,901,395
Ovintiv, Inc., 7.38%, 11/01/2031	2,383,000	2,666,765
Phillips 66 Co., 5.25%, 06/15/2031	5,731,000	5,984,036
Pioneer Natural Resources Co., 2.15%, 01/15/2031	4,775,000	4,342,035
Plains All American Pipeline L.P./PAA Finance Corp., 4.70%, 01/15/2031	4,040,000	4,067,639
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	4,776,000	4,799,950
Valero Energy Corp., 2.80%, 12/01/2031	2,209,000	2,026,488
Williams Cos., Inc. (The), 2.60%, 03/15/2031	7,065,000	6,462,742
		102,258,068
Personal Care Products-0.44%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	2,864,000	2,556,378
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	4,060,000	3,588,493
		6,144,871
Pharmaceuticals-3.61%
AstraZeneca Finance LLC (United Kingdom)
4.90%, 02/26/2031	4,777,000	4,962,025
2.25%, 05/28/2031	3,585,000	3,274,479
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	4,750,000	5,097,807
5.10%, 02/22/2031	5,937,000	6,210,706
Eli Lilly and Co., 4.25%, 03/15/2031	3,580,000	3,610,852
Johnson & Johnson, 4.90%, 06/01/2031	5,487,000	5,756,483
Merck & Co., Inc., 2.15%, 12/10/2031	9,396,000	8,382,660
Novartis Capital Corp., 4.00%, 09/18/2031	4,060,000	4,058,824
Pfizer, Inc., 1.75%, 08/18/2031(b)	4,780,000	4,235,981
	Principal Amount	Value
Pharmaceuticals-(continued)
Royalty Pharma PLC
4.45%, 03/25/2031	$2,861,000	$2,856,988
2.15%, 09/02/2031	2,867,000	2,522,050
		50,968,855
Professional Services-0.61%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	4,779,000	4,353,887
Equifax, Inc., 2.35%, 09/15/2031	4,780,000	4,257,436
		8,611,323
Real Estate Management & Development-0.15%
CBRE Services, Inc., 2.50%, 04/01/2031	2,384,000	2,171,646
Residential REITs-0.76%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	2,862,000	2,624,846
ERP Operating L.P., 1.85%, 08/01/2031	2,391,000	2,107,381
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	3,100,000	2,704,322
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,586,000	3,272,281
		10,708,830
Retail REITs-0.99%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	2,390,000	2,153,418
Kimco Realty OP LLC, 2.25%, 12/01/2031	2,373,000	2,109,549
NNN REIT, Inc., 4.60%, 02/15/2031	2,390,000	2,413,479
Realty Income Corp., 3.25%, 01/15/2031	4,538,000	4,318,274
Simon Property Group L.P., 2.20%, 02/01/2031	3,345,000	3,027,821
		14,022,541
Semiconductors & Semiconductor Equipment-3.66%
Analog Devices, Inc., 2.10%, 10/01/2031	4,773,000	4,248,545
Applied Materials, Inc., 4.00%, 01/15/2031	2,630,000	2,624,034
Broadcom, Inc.
2.45%, 02/15/2031	12,897,000	11,858,264
5.15%, 11/15/2031	7,043,000	7,350,967
Intel Corp.
5.00%, 02/21/2031	2,385,000	2,454,308
2.00%, 08/12/2031	5,873,000	5,175,434
Marvell Technology, Inc., 2.95%, 04/15/2031	3,577,000	3,320,422
Micron Technology, Inc., 5.30%, 01/15/2031	4,775,000	4,951,682
NVIDIA Corp., 2.00%, 06/15/2031	5,870,000	5,307,818
Skyworks Solutions, Inc., 3.00%, 06/01/2031	2,386,000	2,162,982
Texas Instruments, Inc., 1.90%, 09/15/2031(b)	2,391,000	2,131,013
		51,585,469
Software-2.98%
AppLovin Corp., 5.38%, 12/01/2031	4,776,000	4,972,347
Autodesk, Inc., 2.40%, 12/15/2031	4,772,000	4,271,175
Fortinet, Inc., 2.20%, 03/15/2031	2,385,000	2,140,551
Oracle Corp., 2.88%, 03/25/2031	15,271,000	13,850,235
Roper Technologies, Inc., 1.75%, 02/15/2031	4,779,000	4,192,674
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Software-(continued)
Salesforce, Inc., 1.95%, 07/15/2031	$7,046,000	$6,298,433
VMware LLC, 2.20%, 08/15/2031	7,048,000	6,279,496
		42,004,911
Specialized REITs-2.76%
American Tower Corp.
2.70%, 04/15/2031	3,341,000	3,070,141
2.30%, 09/15/2031	3,338,000	2,975,890
Crown Castle, Inc.
2.25%, 01/15/2031	5,256,000	4,706,074
2.10%, 04/01/2031	4,778,000	4,214,115
2.50%, 07/15/2031	3,586,000	3,212,571
Equinix, Inc., 2.50%, 05/15/2031	4,779,000	4,334,564
Extra Space Storage L.P.
5.90%, 01/15/2031	2,870,000	3,054,470
2.40%, 10/15/2031	2,866,000	2,548,808
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	3,347,000	3,209,827
Prologis L.P., 4.75%, 01/15/2031	2,384,000	2,443,490
Public Storage Operating Co.
2.30%, 05/01/2031	3,085,000	2,797,786
2.25%, 11/09/2031	2,631,000	2,353,734
		38,921,470
Specialty Retail-2.78%
AutoZone, Inc., 1.65%, 01/15/2031	2,863,000	2,510,141
Home Depot, Inc. (The)
1.38%, 03/15/2031	5,965,000	5,185,753
4.85%, 06/25/2031	4,779,000	4,956,275
1.88%, 09/15/2031	4,772,000	4,211,519
Leidos, Inc., 2.30%, 02/15/2031	4,779,000	4,305,891
Lowe`s Cos., Inc., 4.25%, 03/15/2031	5,250,000	5,231,233
Lowe’s Cos., Inc., 2.63%, 04/01/2031	7,043,000	6,477,340
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	2,387,000	2,094,410
Ross Stores, Inc., 1.88%, 04/15/2031	2,384,000	2,099,857
TJX Cos., Inc. (The), 1.60%, 05/15/2031	2,390,000	2,102,296
		39,174,715
Technology Hardware, Storage & Peripherals-2.44%
Apple, Inc.
1.65%, 02/08/2031	12,924,000	11,562,323
1.70%, 08/05/2031	4,774,000	4,248,931
Dell International LLC/EMC Corp., 4.50%, 02/15/2031	5,870,000	5,871,877
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	5,966,000	6,044,148
HP, Inc., 2.65%, 06/17/2031	4,763,000	4,313,803
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031	2,388,000	2,442,770
		34,483,852
Tobacco-1.39%
B.A.T. Capital Corp. (United Kingdom)
5.83%, 02/20/2031	4,056,000	4,312,371
2.73%, 03/25/2031	5,870,000	5,407,805
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
5.13%, 02/13/2031	$5,938,000	$6,174,331
4.75%, 11/01/2031	3,586,000	3,667,629
		19,562,136
Trading Companies & Distributors-0.46%
Air Lease Corp., 5.20%, 07/15/2031	2,867,000	2,924,881
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	3,580,000	3,578,825
		6,503,706
Water Utilities-0.17%
American Water Capital Corp., 2.30%, 06/01/2031	2,630,000	2,381,443
Wireless Telecommunication Services-1.10%
T-Mobile USA, Inc.
2.88%, 02/15/2031	4,777,000	4,450,335
3.50%, 04/15/2031	11,508,000	11,032,467
		15,482,802
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,361,269,245)		1,396,871,455
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d) (Cost $108,905)	108,905	108,905
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.04% (Cost $1,361,378,150)		1,396,980,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.56%
Invesco Private Government Fund, 4.00%(c)(d)(e)	6,153,709	6,153,709
Invesco Private Prime Fund, 4.12%(c)(d)(e)	15,807,215	15,811,957
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,965,666)		21,965,666
TOTAL INVESTMENTS IN SECURITIES-100.60% (Cost $1,383,343,816)		1,418,946,026
OTHER ASSETS LESS LIABILITIES-(0.60)%		(8,494,601)
NET ASSETS-100.00%		$1,410,451,425
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$671,730	$15,467,018	$(16,029,843)	$-	$-	$108,905	$27,633
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,130,631	23,474,547	(21,451,469)	-	-	6,153,709	75,306 *
Invesco Private Prime Fund	10,740,379	45,692,534	(40,620,643)	(473)	160	15,811,957	201,926 *
Total	$15,542,740	$84,634,099	$(78,101,955)	$(473)	$160	$22,074,571	$304,865

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.97%
Aerospace & Defense-1.15%
General Electric Co., 6.75%, 03/15/2032	$5,518,000	$6,296,160
Lockheed Martin Corp., 3.90%, 06/15/2032	3,484,000	3,429,910
RTX Corp., 2.38%, 03/15/2032	4,356,000	3,894,556
		13,620,626
Automobiles-2.98%
American Honda Finance Corp., 5.15%, 07/09/2032	3,264,000	3,366,208
Ford Motor Co.
3.25%, 02/12/2032	10,414,500	9,152,355
6.10%, 08/19/2032	7,298,000	7,523,842
Ford Motor Credit Co. LLC, 6.53%, 03/19/2032	3,264,000	3,419,311
General Motors Co., 5.60%, 10/15/2032	5,447,000	5,716,422
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	3,267,000	3,003,881
Toyota Motor Credit Corp., 4.65%, 09/03/2032	3,050,000	3,094,555
		35,276,574
Banks-3.80%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	3,680,000	3,294,994
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	4,350,000	4,158,326
Citigroup, Inc., 6.63%, 06/15/2032	4,357,000	4,851,061
Citizens Financial Group, Inc., 2.64%, 09/30/2032	2,706,000	2,334,126
KeyBank N.A., 4.90%, 08/08/2032	3,265,000	3,262,809
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	4,356,000	4,252,590
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.45%, 01/15/2032	2,594,000	2,733,398
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	2,617,000	2,346,241
5.30%, 01/30/2032	3,265,000	3,429,600
3.20%, 03/10/2032	6,254,000	5,852,073
4.46%, 06/08/2032	8,332,000	8,362,902
		44,878,120
Beverages-1.58%
Constellation Brands, Inc., 4.75%, 05/09/2032(b)	3,045,000	3,080,740
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	3,265,000	2,850,200
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	3,696,000	3,562,213
PepsiCo, Inc.
3.90%, 07/18/2032	5,438,000	5,370,508
4.65%, 07/23/2032	3,700,000	3,795,977
		18,659,638
Biotechnology-0.67%
Amgen, Inc.
2.00%, 01/15/2032	4,293,000	3,749,629
3.35%, 02/22/2032	4,356,000	4,121,404
		7,871,033
	Principal Amount	Value
Broadline Retail-1.68%
Amazon.com, Inc.
3.60%, 04/13/2032	$10,416,000	$10,139,253
4.70%, 12/01/2032	9,373,000	9,665,802
		19,805,055
Building Products-0.18%
Carlisle Cos., Inc., 2.20%, 03/01/2032	2,394,000	2,093,453
Capital Markets-4.34%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	2,173,000	2,194,922
Ares Capital Corp., 5.80%, 03/08/2032	4,357,000	4,407,921
Ares Strategic Income Fund, 6.20%, 03/21/2032	3,270,000	3,352,433
BlackRock, Inc., 2.10%, 02/25/2032	4,323,000	3,824,490
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	2,613,000	2,296,784
Charles Schwab Corp. (The), 2.90%, 03/03/2032	4,357,000	4,005,457
CME Group, Inc., 2.65%, 03/15/2032	3,265,000	2,988,569
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	3,233,000	3,723,702
FactSet Research Systems, Inc., 3.45%, 03/01/2032	2,173,000	2,017,814
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	2,173,000	1,904,777
Moody’s Corp., 4.25%, 08/08/2032	2,164,000	2,142,100
Morgan Stanley, 7.25%, 04/01/2032	4,284,000	4,974,178
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	3,264,000	2,974,009
Northern Trust Corp., 6.13%, 11/02/2032	4,352,000	4,768,824
S&P Global, Inc., 2.90%, 03/01/2032	6,236,000	5,776,331
		51,352,311
Chemicals-1.20%
Air Products and Chemicals, Inc., 4.90%, 10/11/2032	2,174,000	2,250,618
Albemarle Corp., 5.05%, 06/01/2032	2,594,000	2,604,498
Ecolab, Inc., 2.13%, 02/01/2032	2,826,000	2,505,700
EIDP, Inc., 5.13%, 05/15/2032	2,174,000	2,240,224
Nutrien Ltd. (Canada), 5.25%, 03/12/2032	2,614,000	2,704,221
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	2,174,000	1,918,524
		14,223,785
Commercial Services & Supplies-1.57%
Cintas Corp. No. 2, 4.00%, 05/01/2032	3,484,000	3,436,106
Republic Services, Inc., 1.75%, 02/15/2032	3,266,000	2,827,631
Waste Connections, Inc.
2.20%, 01/15/2032	2,833,000	2,515,590
3.20%, 06/01/2032	2,177,000	2,037,705
Waste Management, Inc.
4.80%, 03/15/2032	3,265,000	3,357,410
4.15%, 04/15/2032	4,356,000	4,339,871
		18,514,313
Communications Equipment-0.81%
Cisco Systems, Inc., 4.95%, 02/24/2032	4,356,000	4,526,794
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Communications Equipment-(continued)
Motorola Solutions, Inc.
5.60%, 06/01/2032	$2,614,000	$2,758,755
5.20%, 08/15/2032	2,174,000	2,246,575
		9,532,124
Construction & Engineering-0.16%
Quanta Services, Inc., 2.35%, 01/15/2032	2,176,000	1,927,193
Consumer Finance-1.01%
Capital One Financial Corp., 6.70%, 11/29/2032	3,267,000	3,621,500
General Motors Financial Co., Inc.
3.10%, 01/12/2032	5,438,000	4,958,661
5.63%, 04/04/2032	3,264,000	3,406,442
		11,986,603
Consumer Staples Distribution & Retail-1.42%
Costco Wholesale Corp., 1.75%, 04/20/2032	4,357,000	3,793,685
Dollar General Corp., 5.00%, 11/01/2032	3,044,000	3,086,874
Target Corp., 4.50%, 09/15/2032	4,356,000	4,410,703
Walmart, Inc., 4.15%, 09/09/2032(b)	5,408,000	5,476,606
		16,767,868
Containers & Packaging-0.51%
Avery Dennison Corp., 2.25%, 02/15/2032	2,163,000	1,900,341
Sonoco Products Co., 2.85%, 02/01/2032	2,174,000	1,967,054
WRKCo, Inc., 4.20%, 06/01/2032	2,173,000	2,122,300
		5,989,695
Distributors-0.16%
Genuine Parts Co., 2.75%, 02/01/2032	2,174,000	1,928,072
Diversified REITs-0.70%
CubeSmart L.P., 2.50%, 02/15/2032	2,176,000	1,930,639
VICI Properties L.P., 5.13%, 05/15/2032	6,250,000	6,306,102
		8,236,741
Diversified Telecommunication Services-3.25%
AT&T, Inc.
2.25%, 02/01/2032	10,415,000	9,188,140
4.55%, 11/01/2032	5,010,000	5,020,882
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	1,811,000	1,575,714
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	2,173,000	2,726,482
TELUS Corp. (Canada), 3.40%, 05/13/2032	3,915,000	3,620,702
Verizon Communications, Inc., 2.36%, 03/15/2032	18,454,000	16,314,996
		38,446,916
Electric Utilities-7.47%
AEP Texas, Inc., 4.70%, 05/15/2032	2,174,000	2,192,661
Alabama Power Co., 3.05%, 03/15/2032	3,044,000	2,832,688
American Electric Power Co., Inc., 5.95%, 11/01/2032	2,164,000	2,338,839
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	2,174,000	2,166,434
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	2,174,000	2,178,721
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	$2,177,000	$2,004,779
Duke Energy Corp., 4.50%, 08/15/2032	4,976,000	4,980,976
Duke Energy Progress LLC, 3.40%, 04/01/2032	2,174,000	2,065,531
Edison International, 5.25%, 03/15/2032	2,394,000	2,397,937
Entergy Louisiana LLC, 2.35%, 06/15/2032	2,174,000	1,920,429
Eversource Energy, 3.38%, 03/01/2032	2,834,000	2,628,248
Exelon Corp., 3.35%, 03/15/2032	2,495,000	2,341,915
Florida Power & Light Co., 2.45%, 02/03/2032	6,251,000	5,665,720
Georgia Power Co., 4.70%, 05/15/2032	3,044,000	3,103,854
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	2,174,000	1,971,519
4.02%, 11/01/2032	2,605,000	2,552,405
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	4,094,000	3,649,163
5.30%, 03/15/2032	3,264,000	3,418,524
5.00%, 07/15/2032	4,342,000	4,467,485
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	3,040,000	3,055,084
Pacific Gas and Electric Co., 5.90%, 06/15/2032	2,608,000	2,747,430
Pacific Gas And Electric Co., 5.05%, 10/15/2032	3,700,000	3,726,491
Public Service Electric and Gas Co., 3.10%, 03/15/2032	2,173,000	2,028,571
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	2,174,000	2,000,311
Southern California Edison Co.
2.75%, 02/01/2032	2,178,000	1,940,560
5.95%, 11/01/2032	3,270,000	3,476,861
Southern Co. (The), 5.70%, 10/15/2032	2,174,000	2,321,731
Union Electric Co., 2.15%, 03/15/2032	2,283,000	2,012,473
Virginia Electric & Power Co., 2.40%, 03/30/2032	2,614,000	2,331,148
Wisconsin Electric Power Co., 4.75%, 09/30/2032	2,174,000	2,237,882
Wisconsin Power and Light Co., 3.95%, 09/01/2032	2,617,000	2,528,461
Xcel Energy, Inc., 4.60%, 06/01/2032	3,049,000	3,050,434
		88,335,265
Electrical Equipment-0.23%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	2,614,000	2,743,749
Electronic Equipment, Instruments & Components-0.55%
Arrow Electronics, Inc., 2.95%, 02/15/2032	2,175,000	1,959,488
Flex Ltd., 5.25%, 01/15/2032	2,178,000	2,225,859
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	2,613,000	2,362,498
		6,547,845
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Entertainment-0.39%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	$2,163,000	$2,105,187
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	2,178,000	2,498,676
		4,603,863
Financial Services-5.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	16,671,000	15,447,163
Blackstone Private Credit Fund, 6.00%, 01/29/2032	4,356,000	4,453,078
Block, Inc., 6.50%, 05/15/2032	8,335,000	8,717,560
Corebridge Financial, Inc., 3.90%, 04/05/2032	6,249,000	5,943,796
Fidelity National Information Services, Inc., 5.10%, 07/15/2032(b)	3,264,000	3,346,721
Global Payments, Inc.
5.40%, 08/15/2032	3,269,000	3,327,021
5.20%, 11/15/2032	50,000	50,187
Mastercard, Inc.
4.35%, 01/15/2032	5,007,000	5,058,087
4.95%, 03/15/2032	2,174,000	2,267,513
ORIX Corp. (Japan)
4.00%, 04/13/2032	2,163,000	2,113,626
5.20%, 09/13/2032	2,133,000	2,221,910
PayPal Holdings, Inc., 4.40%, 06/01/2032	4,357,000	4,368,351
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	2,174,000	2,224,878
		59,539,891
Food Products-1.39%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,264,000	3,014,303
Hershey Co. (The), 4.95%, 02/24/2032	2,177,000	2,266,457
Kraft Heinz Foods Co. (The), 5.20%, 03/15/2032(b)	2,163,000	2,234,203
Mondelez International, Inc.
3.00%, 03/17/2032	3,265,000	3,005,146
1.88%, 10/15/2032(b)	2,724,000	2,345,471
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	3,874,000	3,586,918
		16,452,498
Gas Utilities-0.59%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	2,164,000	2,151,310
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	2,173,000	2,246,631
Southwest Gas Corp., 4.05%, 03/15/2032	2,613,000	2,534,147
		6,932,088
Ground Transportation-1.26%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	3,465,000	3,373,895
CSX Corp., 4.10%, 11/15/2032	4,136,000	4,085,051
Norfolk Southern Corp., 3.00%, 03/15/2032	2,614,000	2,428,119
Union Pacific Corp., 2.80%, 02/14/2032	5,447,000	5,018,226
		14,905,291
	Principal Amount	Value
Health Care Equipment & Supplies-1.32%
Baxter International, Inc., 2.54%, 02/01/2032	$6,419,000	$5,612,895
Becton, Dickinson and Co., 4.30%, 08/22/2032	2,174,000	2,154,237
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	7,270,000	7,856,448
		15,623,580
Health Care Providers & Services-4.62%
Cigna Group (The), 4.88%, 09/15/2032	5,440,000	5,535,618
CVS Health Corp., 5.00%, 09/15/2032	3,270,000	3,351,841
Elevance Health, Inc.
4.10%, 05/15/2032	2,614,000	2,553,498
4.60%, 09/15/2032	3,270,000	3,277,610
5.50%, 10/15/2032	2,833,000	2,999,151
HCA, Inc.
5.50%, 03/01/2032	3,264,000	3,424,075
3.63%, 03/15/2032	8,338,000	7,911,294
4.60%, 11/15/2032	3,000,000	2,999,831
Humana, Inc., 2.15%, 02/03/2032(b)	2,616,000	2,271,839
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	2,164,000	2,170,646
McKesson Corp., 4.95%, 05/30/2032	2,834,000	2,928,428
Sutter Health, Series 2025, 5.21%, 08/15/2032	2,166,000	2,258,223
UnitedHealth Group, Inc.
4.95%, 01/15/2032	6,251,000	6,443,359
4.20%, 05/15/2032	6,490,000	6,445,909
		54,571,322
Health Care REITs-0.83%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	3,915,000	3,320,941
Ventas Realty L.P., 5.10%, 07/15/2032	2,164,000	2,225,978
Welltower OP LLC
2.75%, 01/15/2032	2,173,000	1,984,270
3.85%, 06/15/2032	2,383,000	2,313,475
		9,844,664
Hotel & Resort REITs-0.19%
Host Hotels & Resorts L.P., 5.70%, 06/15/2032	2,168,000	2,263,955
Hotels, Restaurants & Leisure-1.35%
Hyatt Hotels Corp., 5.75%, 03/30/2032	2,174,000	2,282,521
Marriott International, Inc.
5.10%, 04/15/2032	2,173,000	2,245,714
Series GG, 3.50%, 10/15/2032	4,357,000	4,083,763
McDonald’s Corp., 4.60%, 09/09/2032	3,264,000	3,340,398
Starbucks Corp., 3.00%, 02/14/2032	4,356,000	4,032,423
		15,984,819
Household Products-1.14%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	2,174,000	2,323,006
Clorox Co. (The), 4.60%, 05/01/2032	2,614,000	2,649,262
Colgate-Palmolive Co., 3.25%, 08/15/2032	2,167,000	2,057,056
Procter & Gamble Co. (The)
2.30%, 02/01/2032	3,697,000	3,394,846
4.10%, 11/03/2032	3,010,000	3,013,857
		13,438,027
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.30%
AES Corp. (The), 5.80%, 03/15/2032	$3,460,000	$3,557,060
Industrial Conglomerates-0.68%
Eaton Corp., 4.00%, 11/02/2032	3,044,000	3,002,037
GE Capital Funding LLC, 4.55%, 05/15/2032	2,082,000	2,115,586
Honeywell International, Inc., 4.75%, 02/01/2032	2,833,000	2,906,419
		8,024,042
Insurance-2.30%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	2,179,000	2,244,782
Arthur J. Gallagher & Co., 5.00%, 02/15/2032	2,164,000	2,217,754
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	4,356,000	4,093,029
Brown & Brown, Inc.
4.20%, 03/17/2032	2,614,000	2,532,463
5.25%, 06/23/2032	2,177,000	2,230,382
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	3,230,000	3,379,951
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	3,265,000	3,143,607
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	2,176,000	2,342,718
MetLife, Inc., 6.50%, 12/15/2032	2,613,000	2,940,992
Progressive Corp. (The), 3.00%, 03/15/2032	2,174,000	2,016,539
		27,142,217
Interactive Media & Services-1.67%
Alphabet, Inc., 4.38%, 11/15/2032	1,500,000	1,518,689
Meta Platforms, Inc.
3.85%, 08/15/2032	12,414,000	12,120,502
4.60%, 11/15/2032	6,000,000	6,091,456
		19,730,647
IT Services-1.20%
International Business Machines Corp.
2.72%, 02/09/2032	2,173,000	1,987,513
5.00%, 02/10/2032	3,696,000	3,825,916
4.40%, 07/27/2032	3,264,000	3,277,889
5.88%, 11/29/2032	2,613,000	2,845,274
VeriSign, Inc., 5.25%, 06/01/2032	2,174,000	2,235,894
		14,172,486
Life Sciences Tools & Services-0.79%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	3,464,000	3,275,124
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	3,270,000	3,295,748
4.95%, 11/21/2032(b)	2,613,000	2,718,631
		9,289,503
Machinery-0.74%
Flowserve Corp., 2.80%, 01/15/2032	2,164,000	1,945,482
John Deere Capital Corp.
3.90%, 06/07/2032	2,174,000	2,141,850
4.35%, 09/15/2032	2,613,000	2,634,286
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	2,172,000	1,965,909
		8,687,527
	Principal Amount	Value
Media-1.29%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.30%, 02/01/2032	$4,357,000	$3,745,606
Comcast Corp.
4.95%, 05/15/2032	2,813,000	2,885,762
5.50%, 11/15/2032	4,356,000	4,620,752
Paramount Global, 4.20%, 05/19/2032(b)	4,326,000	4,030,533
		15,282,653
Metals & Mining-0.87%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032(b)	4,356,000	4,870,764
Newmont Corp., 2.60%, 07/15/2032	3,466,000	3,159,303
Nucor Corp., 3.13%, 04/01/2032	2,394,000	2,231,169
		10,261,236
Multi-Utilities-0.68%
Ameren Illinois Co., 3.85%, 09/01/2032	2,174,000	2,096,656
Dominion Energy, Inc., 5.38%, 11/15/2032	3,696,000	3,863,492
DTE Electric Co., Series A, 3.00%, 03/01/2032	2,173,000	2,018,932
		7,979,080
Office REITs-0.27%
Boston Properties L.P., 2.55%, 04/01/2032	3,696,000	3,227,324
Oil, Gas & Consumable Fuels-6.62%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	2,173,000	2,016,331
BP Capital Markets America, Inc., 2.72%, 01/12/2032	8,332,000	7,617,906
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	2,173,000	1,938,176
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	5,209,000	4,790,766
Chevron USA, Inc.
4.82%, 04/15/2032	2,834,000	2,925,890
4.50%, 10/15/2032	5,440,000	5,518,742
ConocoPhillips, 5.90%, 10/15/2032	2,201,000	2,409,540
ConocoPhillips Co., 4.85%, 01/15/2032	2,834,000	2,920,848
EOG Resources, Inc., 5.00%, 07/15/2032	5,438,000	5,585,115
Expand Energy Corp., 4.75%, 02/01/2032	5,007,000	4,953,412
HF Sinclair Corp., 5.50%, 09/01/2032	2,180,000	2,228,817
Kinder Morgan, Inc., 7.75%, 01/15/2032	4,377,000	5,103,286
MPLX L.P., 4.95%, 09/01/2032	4,356,000	4,392,387
Occidental Petroleum Corp., 5.38%, 01/01/2032	4,352,000	4,458,720
ONEOK, Inc.
4.95%, 10/15/2032	3,263,000	3,287,141
6.10%, 11/15/2032	3,264,000	3,508,204
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	2,174,000	2,454,478
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	4,356,000	4,163,494
Valero Energy Corp., 7.50%, 04/15/2032	3,171,000	3,664,446
Williams Cos., Inc. (The), 4.65%, 08/15/2032	4,326,000	4,355,068
		78,292,767
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.69%
Kenvue, Inc., 4.85%, 05/22/2032	$3,264,000	$3,349,439
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	4,356,000	4,780,862
		8,130,301
Pharmaceuticals-3.49%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	7,293,000	6,783,495
Eli Lilly and Co.
4.90%, 02/12/2032	4,358,000	4,539,519
4.55%, 10/15/2032(b)	4,350,000	4,436,516
Haleon US Capital LLC, 3.63%, 03/24/2032	8,347,000	7,961,167
Johnson & Johnson, 4.85%, 03/01/2032	5,441,000	5,679,191
Merck & Co., Inc., 4.55%, 09/15/2032(b)	4,330,000	4,404,146
Sanofi, 4.20%, 11/03/2032	4,000,000	4,003,905
Zoetis, Inc., 5.60%, 11/16/2032	3,264,000	3,490,014
		41,297,953
Professional Services-0.93%
Automatic Data Processing, Inc., 4.75%, 05/08/2032	4,357,000	4,479,125
Paychex, Inc., 5.35%, 04/15/2032	6,270,000	6,522,805
		11,001,930
Residential REITs-1.27%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	2,614,000	2,472,675
AvalonBay Communities, Inc., 2.05%, 01/15/2032	3,045,000	2,682,667
ERP Operating L.P., 4.95%, 06/15/2032	2,176,000	2,235,227
Essex Portfolio L.P., 2.65%, 03/15/2032	2,834,000	2,545,713
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	2,614,000	2,543,826
Sun Communities Operating L.P., 4.20%, 04/15/2032	2,614,000	2,554,304
		15,034,412
Retail REITs-1.19%
Kimco Realty OP LLC, 3.20%, 04/01/2032	2,597,000	2,429,558
Realty Income Corp.
5.63%, 10/13/2032	3,265,000	3,486,356
2.85%, 12/15/2032	3,043,000	2,742,134
Simon Property Group L.P.
2.25%, 01/15/2032	3,045,000	2,696,693
2.65%, 02/01/2032	3,044,000	2,751,387
		14,106,128
Semiconductors & Semiconductor Equipment-4.45%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	2,176,000	2,144,665
Broadcom, Inc.
4.55%, 02/15/2032	3,812,000	3,858,372
5.20%, 04/15/2032	4,786,000	5,004,572
4.90%, 07/15/2032	7,290,000	7,503,086
4.30%, 11/15/2032	8,330,000	8,288,332
Intel Corp.
4.15%, 08/05/2032	5,447,000	5,292,306
4.00%, 12/15/2032	3,266,000	3,134,408
KLA Corp., 4.65%, 07/15/2032(b)	4,357,000	4,452,743
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Micron Technology, Inc.
2.70%, 04/15/2032	$4,353,000	$3,904,399
5.65%, 11/01/2032	2,174,000	2,289,136
QUALCOMM, Inc.
1.65%, 05/20/2032(b)	5,374,000	4,610,114
4.25%, 05/20/2032	2,163,000	2,172,410
		52,654,543
Software-3.54%
Oracle Corp.
5.25%, 02/03/2032	5,446,000	5,499,004
4.80%, 09/26/2032	12,507,000	12,299,392
6.25%, 11/09/2032	9,374,000	9,950,877
Roper Technologies, Inc., 4.75%, 02/15/2032	2,178,000	2,210,010
Synopsys, Inc., 5.00%, 04/01/2032	6,495,000	6,665,207
Workday, Inc., 3.80%, 04/01/2032	5,444,000	5,226,545
		41,851,035
Specialized REITs-1.55%
American Tower Corp., 4.05%, 03/15/2032	2,833,000	2,761,599
Equinix, Inc., 3.90%, 04/15/2032	5,197,000	5,012,864
Extra Space Storage L.P., 2.35%, 03/15/2032	2,610,000	2,283,667
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	3,480,000	3,146,493
Prologis L.P., 2.25%, 01/15/2032	2,104,000	1,863,353
Weyerhaeuser Co., 7.38%, 03/15/2032	2,867,000	3,278,226
		18,346,202
Specialty Retail-4.04%
AutoNation, Inc., 3.85%, 03/01/2032	3,044,000	2,868,284
AutoZone, Inc., 4.75%, 08/01/2032	3,265,000	3,306,299
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	4,357,000	4,502,670
4.75%, 10/06/2032	5,445,000	5,461,094
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	3,268,000	3,011,285
Home Depot, Inc. (The)
3.25%, 04/15/2032	5,447,000	5,136,987
4.50%, 09/15/2032	5,438,000	5,531,657
Leidos, Inc., 5.40%, 03/15/2032	2,174,000	2,271,543
Lowe`s Cos., Inc., 4.50%, 10/15/2032	5,660,000	5,642,855
Lowe’s Cos., Inc., 3.75%, 04/01/2032	6,492,000	6,240,661
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	3,705,000	3,757,585
		47,730,920
Technology Hardware, Storage & Peripherals-1.54%
Apple, Inc.
4.50%, 05/12/2032	4,356,000	4,473,095
3.35%, 08/08/2032	6,255,000	6,027,926
HP, Inc., 4.20%, 04/15/2032	2,939,000	2,870,460
NetApp, Inc., 5.50%, 03/17/2032	2,724,000	2,849,554
Western Digital Corp., 3.10%, 02/01/2032	2,177,000	1,993,700
		18,214,735
Textiles, Apparel & Luxury Goods-0.36%
Ralph Lauren Corp., 5.00%, 06/15/2032	2,174,000	2,235,117
Tapestry, Inc., 3.05%, 03/15/2032	2,174,000	1,978,093
		4,213,210
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Tobacco-2.10%
Altria Group, Inc., 2.45%, 02/04/2032	$7,332,000	$6,500,708
B.A.T. Capital Corp. (United Kingdom)
4.74%, 03/16/2032	3,915,000	3,969,187
5.35%, 08/15/2032	4,357,000	4,546,972
7.75%, 10/19/2032	2,613,000	3,071,676
Philip Morris International, Inc., 5.75%, 11/17/2032	6,249,000	6,715,883
		24,804,426
Trading Companies & Distributors-0.25%
Air Lease Corp., 2.88%, 01/15/2032	3,245,000	2,915,742
Water Utilities-0.30%
American Water Capital Corp., 4.45%, 06/01/2032	3,484,000	3,506,965
Wireless Telecommunication Services-2.32%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	8,118,000	7,681,547
Sprint Capital Corp., 8.75%, 03/15/2032	8,325,000	10,135,524
T-Mobile USA, Inc.
2.70%, 03/15/2032	4,356,000	3,931,312
5.13%, 05/15/2032	5,438,000	5,631,146
		27,379,529
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,133,827,160)		1,169,731,550
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d) (Cost $151,428)	151,428	$151,428
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.98% (Cost $1,133,978,588)		1,169,882,978
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.04%
Invesco Private Government Fund, 4.00%(c)(d)(e)	10,053,745	10,053,745
Invesco Private Prime Fund, 4.12%(c)(d)(e)	25,824,709	25,832,456
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,886,599)		35,886,201
TOTAL INVESTMENTS IN SECURITIES-102.02% (Cost $1,169,865,187)		1,205,769,179
OTHER ASSETS LESS LIABILITIES-(2.02)%		(23,818,302)
NET ASSETS-100.00%		$1,181,950,877

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$516,420	$18,356,850	$(18,721,842)	$-	$-	$151,428	$21,646
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,856,492	27,516,668	(24,319,415)	-	-	10,053,745	106,065 *
Invesco Private Prime Fund	17,873,525	60,832,006	(52,872,508)	(768)	201	25,832,456	285,407 *
Total	$25,246,437	$106,705,524	$(95,913,765)	$(768)	$201	$36,037,629	$413,118

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2025
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.61%
Aerospace & Defense-2.36%
HEICO Corp., 5.35%, 08/01/2033	$2,068,000	$2,164,986
L3Harris Technologies, Inc., 5.40%, 07/31/2033	5,190,000	5,456,285
Lockheed Martin Corp., 5.25%, 01/15/2033	3,457,000	3,655,943
Northrop Grumman Corp., 4.70%, 03/15/2033	3,461,000	3,517,784
RTX Corp., 5.15%, 02/27/2033	4,321,000	4,509,684
		19,304,682
Air Freight & Logistics-0.39%
United Parcel Service, Inc., 4.88%, 03/03/2033	3,115,000	3,233,936
Automobile Components-0.22%
Magna International, Inc. (Canada), 5.50%, 03/21/2033(b)	1,726,000	1,805,437
Automobiles-1.00%
Ford Motor Credit Co. LLC, 7.12%, 11/07/2033	4,305,000	4,641,531
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	1,732,000	1,813,118
Toyota Motor Credit Corp., 4.70%, 01/12/2033	1,729,000	1,765,670
		8,220,319
Banks-5.53%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	6,852,000	7,641,977
6.94%, 11/07/2033	5,121,000	5,909,514
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	3,804,000	4,172,070
Citigroup, Inc., 6.00%, 10/31/2033	2,264,000	2,451,839
KeyBank N.A., 5.00%, 01/26/2033	3,462,000	3,508,165
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	5,880,000	6,087,689
5.00%, 05/02/2033	3,113,000	3,218,498
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	6,033,000	6,471,677
5.78%, 07/13/2033	2,250,000	2,418,957
5.81%, 09/14/2033	3,105,000	3,349,291
		45,229,677
Beverages-1.78%
Brown-Forman Corp., 4.75%, 04/15/2033	2,246,000	2,286,377
Constellation Brands, Inc., 4.90%, 05/01/2033	2,595,000	2,618,357
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	2,591,000	2,749,984
5.63%, 10/05/2033	3,115,000	3,337,180
PepsiCo, Inc., 4.45%, 02/15/2033	3,460,000	3,539,988
		14,531,886
Biotechnology-2.63%
Amgen, Inc.
4.20%, 03/01/2033	2,590,000	2,546,091
5.25%, 03/02/2033	14,701,000	15,326,689
Gilead Sciences, Inc., 5.25%, 10/15/2033	3,453,000	3,647,743
		21,520,523
Broadline Retail-0.65%
Amazon.com, Inc., 4.35%, 03/20/2033	5,300,000	5,338,584
	Principal Amount	Value
Building Products-0.27%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033(b)	$2,071,000	$2,198,615
Capital Markets-2.31%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	2,597,000	2,708,049
BlackRock, Inc., 4.75%, 05/25/2033	4,320,000	4,445,538
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033(b)	3,572,000	3,940,350
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	2,590,000	2,824,649
6.09%, 07/12/2033	2,071,000	2,256,811
S&P Global, Inc., 5.25%, 09/15/2033	2,575,000	2,718,945
		18,894,342
Chemicals-1.63%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	2,076,000	2,128,345
Dow Chemical Co. (The), 6.30%, 03/15/2033	2,078,000	2,221,272
Eastman Chemical Co., 5.75%, 03/08/2033(b)	1,728,000	1,816,951
EIDP, Inc., 4.80%, 05/15/2033	2,073,000	2,084,256
FMC Corp., 5.65%, 05/18/2033(b)	1,730,000	1,584,349
LYB International Finance III LLC, 5.63%, 05/15/2033(b)	1,725,000	1,755,351
Mosaic Co. (The), 5.45%, 11/15/2033	1,729,000	1,790,938
		13,381,462
Commercial Services & Supplies-1.39%
Republic Services, Inc.
2.38%, 03/15/2033(b)	2,421,000	2,126,435
5.00%, 12/15/2033	2,245,000	2,335,626
Veralto Corp., 5.45%, 09/18/2033	2,426,000	2,547,809
Waste Connections, Inc., 4.20%, 01/15/2033	2,594,000	2,564,006
Waste Management, Inc., 4.63%, 02/15/2033	1,729,000	1,763,957
		11,337,833
Consumer Finance-1.02%
Ally Financial, Inc., 6.70%, 02/14/2033(b)	1,733,000	1,815,461
General Motors Financial Co., Inc., 6.40%, 01/09/2033	3,446,000	3,731,868
Synchrony Financial, 7.25%, 02/02/2033	2,595,000	2,781,774
		8,329,103
Consumer Staples Distribution & Retail-1.29%
Dollar General Corp., 5.45%, 07/05/2033	3,464,000	3,597,943
Target Corp., 4.40%, 01/15/2033	1,728,000	1,732,451
Walmart, Inc., 4.10%, 04/15/2033(b)	5,187,000	5,207,796
		10,538,190
Containers & Packaging-0.45%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	1,730,000	1,815,797
WRKCo, Inc., 3.00%, 06/15/2033(b)	2,076,000	1,858,831
		3,674,628
Distributors-0.27%
LKQ Corp., 6.25%, 06/15/2033	2,075,000	2,223,193
Diversified Telecommunication Services-3.06%
AT&T, Inc., 2.55%, 12/01/2033	12,958,000	11,121,767
Bell Canada (Canada), 5.10%, 05/11/2033	2,945,000	3,007,468
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
5.05%, 05/09/2033	$3,445,000	$3,555,906
4.50%, 08/10/2033	7,395,000	7,335,594
		25,020,735
Electric Utilities-8.70%
American Electric Power Co., Inc., 5.63%, 03/01/2033	2,941,000	3,112,894
Arizona Public Service Co., 5.55%, 08/01/2033	1,730,000	1,820,505
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	2,079,000	2,131,090
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	1,728,000	1,812,614
Constellation Energy Generation LLC, 5.80%, 03/01/2033	2,077,000	2,227,603
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	4,321,000	4,476,362
Duke Energy Corp., 5.75%, 09/15/2033	2,078,000	2,216,955
Duke Energy Florida LLC, 5.88%, 11/15/2033	2,077,000	2,255,799
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,734,000	1,819,358
Entergy Louisiana LLC, 4.00%, 03/15/2033	2,594,000	2,516,196
Eversource Energy, 5.13%, 05/15/2033	2,766,000	2,811,203
Exelon Corp., 5.30%, 03/15/2033	2,940,000	3,068,635
Florida Power & Light Co.
5.10%, 04/01/2033	2,595,000	2,706,292
4.80%, 05/15/2033	2,590,000	2,656,354
Georgia Power Co., 4.95%, 05/17/2033	3,460,000	3,547,361
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	2,248,000	2,420,014
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	3,459,000	3,555,820
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	2,766,000	2,961,824
Pacific Gas and Electric Co.
6.15%, 01/15/2033	2,592,000	2,765,293
6.40%, 06/15/2033	3,963,000	4,302,833
PECO Energy Co., 4.90%, 06/15/2033	1,987,000	2,046,626
PPL Electric Utilities Corp., 5.00%, 05/15/2033	2,075,000	2,147,290
Public Service Electric and Gas Co.
4.65%, 03/15/2033	1,728,000	1,750,387
5.20%, 08/01/2033	1,728,000	1,806,780
Southern Co. (The), 5.20%, 06/15/2033	2,594,000	2,681,346
Virginia Electric and Power Co., 5.00%, 04/01/2033	2,595,000	2,666,272
Xcel Energy, Inc., 5.45%, 08/15/2033	2,770,000	2,881,850
		71,165,556
Electrical Equipment-0.57%
Regal Rexnord Corp., 6.40%, 04/15/2033	4,307,000	4,647,466
Electronic Equipment, Instruments & Components-0.80%
Amphenol Corp., 4.40%, 02/15/2033	3,570,000	3,555,741
Trimble, Inc., 6.10%, 03/15/2033	2,771,000	2,990,963
		6,546,704
Financial Services-2.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.40%, 10/29/2033	5,186,000	4,709,664
	Principal Amount	Value
Financial Services-(continued)
Apollo Global Management, Inc., 6.38%, 11/15/2033	$1,728,000	$1,911,060
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	1,898,000	2,039,876
Equitable Holdings, Inc., 5.59%, 01/11/2033	1,733,000	1,816,079
Fiserv, Inc.
5.60%, 03/02/2033(b)	3,110,000	3,216,142
5.63%, 08/21/2033	4,495,000	4,648,954
Mastercard, Inc., 4.85%, 03/09/2033	2,596,000	2,687,068
		21,028,843
Food Products-2.47%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	1,728,000	1,738,577
General Mills, Inc., 4.95%, 03/29/2033	3,462,000	3,531,542
J.M. Smucker Co. (The), 6.20%, 11/15/2033	3,455,000	3,766,505
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 04/01/2033	5,729,000	6,007,544
McCormick & Co., Inc., 4.95%, 04/15/2033	1,728,000	1,766,841
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	3,185,000	3,419,403
		20,230,412
Gas Utilities-0.55%
Atmos Energy Corp., 5.90%, 11/15/2033	2,498,000	2,726,427
Southern California Gas Co., 5.20%, 06/01/2033	1,732,000	1,796,268
		4,522,695
Ground Transportation-1.15%
CSX Corp., 5.20%, 11/15/2033	2,076,000	2,176,959
Norfolk Southern Corp., 4.45%, 03/01/2033	1,728,000	1,732,569
Ryder System, Inc., 6.60%, 12/01/2033	2,076,000	2,333,373
Union Pacific Corp., 4.50%, 01/20/2033(b)	3,118,000	3,162,990
		9,405,891
Health Care Equipment & Supplies-0.42%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	3,455,000	3,479,752
Health Care Providers & Services-5.58%
Cigna Group (The), 5.40%, 03/15/2033	2,763,000	2,897,365
CVS Health Corp.
5.25%, 02/21/2033	6,028,000	6,239,882
5.30%, 06/01/2033	4,309,000	4,460,051
Elevance Health, Inc., 4.75%, 02/15/2033	3,460,000	3,488,747
HCA, Inc., 5.50%, 06/01/2033	4,320,000	4,533,148
Humana, Inc., 5.88%, 03/01/2033	2,599,000	2,746,924
McKesson Corp., 5.10%, 07/15/2033	2,078,000	2,165,772
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	1,982,000	2,059,476
Quest Diagnostics, Inc., 6.40%, 11/30/2033	2,597,000	2,899,167
UnitedHealth Group, Inc.
5.35%, 02/15/2033	6,923,000	7,260,378
4.50%, 04/15/2033	5,185,000	5,176,779
UPMC, 5.04%, 05/15/2033	1,730,000	1,779,858
		45,707,547
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Health Care REITs-0.82%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	$3,464,000	$2,850,709
Healthpeak OP LLC, 4.75%, 01/15/2033	1,730,000	1,729,469
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	2,417,000	2,158,765
		6,738,943
Hotels, Restaurants & Leisure-0.97%
Darden Restaurants, Inc., 6.30%, 10/10/2033	1,727,000	1,881,007
Marriott International, Inc., Series II, 2.75%, 10/15/2033(b)	2,424,000	2,124,989
McDonald’s Corp., 4.95%, 08/14/2033(b)	2,076,000	2,154,492
Starbucks Corp., 4.80%, 02/15/2033	1,728,000	1,761,351
		7,921,839
Household Products-0.58%
Colgate-Palmolive Co., 4.60%, 03/01/2033	1,733,000	1,784,704
Procter & Gamble Co. (The), 4.05%, 01/26/2033(b)	2,940,000	2,957,570
		4,742,274
Industrial Conglomerates-1.03%
Eaton Corp., 4.15%, 03/15/2033	4,496,000	4,458,211
Honeywell International, Inc., 5.00%, 02/15/2033	3,809,000	3,949,138
		8,407,349
Insurance-2.83%
Allstate Corp. (The), 5.25%, 03/30/2033	2,592,000	2,705,332
American International Group, Inc., 5.13%, 03/27/2033	2,593,000	2,681,368
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	2,592,000	2,710,941
Fairfax Financial Holdings Ltd. (Canada), 6.00%, 12/07/2033	2,593,000	2,765,442
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	2,077,000	2,189,757
MetLife, Inc., 5.38%, 07/15/2033	3,459,000	3,654,149
Progressive Corp. (The), 4.95%, 06/15/2033	1,728,000	1,782,401
Travelers Property Casualty Corp., 6.38%, 03/15/2033	1,722,000	1,950,703
Willis North America, Inc., 5.35%, 05/15/2033	2,594,000	2,695,209
		23,135,302
Interactive Media & Services-0.77%
Meta Platforms, Inc., 4.95%, 05/15/2033	6,059,000	6,277,714
IT Services-0.32%
International Business Machines Corp., 4.75%, 02/06/2033	2,593,000	2,655,705
Life Sciences Tools & Services-0.44%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	3,457,000	3,610,035
Machinery-1.65%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	3,457,000	3,690,722
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	3,457,000	3,636,754
Nordson Corp., 5.80%, 09/15/2033	1,728,000	1,851,395
	Principal Amount	Value
Machinery-(continued)
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	$1,728,000	$1,813,500
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	2,424,000	2,537,013
		13,529,384
Media-3.39%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	3,460,000	3,263,187
Comcast Corp.
4.25%, 01/15/2033	5,880,000	5,765,191
4.65%, 02/15/2033	3,462,000	3,478,302
7.05%, 03/15/2033	2,592,000	2,984,248
4.80%, 05/15/2033(b)	3,457,000	3,502,060
Fox Corp., 6.50%, 10/13/2033	4,270,000	4,732,863
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	3,462,000	4,012,704
		27,738,555
Metals & Mining-0.35%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	2,596,000	2,867,784
Multi-Utilities-1.68%
Ameren Illinois Co., 4.95%, 06/01/2033	1,728,000	1,780,780
Consumers Energy Co., 4.63%, 05/15/2033	2,420,000	2,446,856
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	1,765,000	1,822,240
DTE Electric Co., 5.20%, 04/01/2033	2,071,000	2,168,772
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	2,762,000	2,955,792
Sempra, 5.50%, 08/01/2033	2,420,000	2,544,494
		13,718,934
Office REITs-0.30%
Boston Properties L.P., 2.45%, 10/01/2033	2,940,000	2,437,979
Oil, Gas & Consumable Fuels-11.86%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	7,760,000	7,898,833
4.89%, 09/11/2033	5,187,000	5,313,923
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	4,846,000	5,151,804
ConocoPhillips Co., 5.05%, 09/15/2033(b)	3,464,000	3,592,522
Diamondback Energy, Inc., 6.25%, 03/15/2033	3,804,000	4,119,237
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	7,955,000	8,428,100
2.50%, 08/01/2033	3,456,000	2,973,870
Energy Transfer L.P.
5.75%, 02/15/2033	5,189,000	5,482,826
6.55%, 12/01/2033	5,185,000	5,721,411
Enterprise Products Operating LLC
5.35%, 01/31/2033	3,459,000	3,645,122
Series D, 6.88%, 03/01/2033	1,729,000	1,976,114
Hess Corp., 7.13%, 03/15/2033	1,871,000	2,189,293
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	1,734,000	2,001,023
Kinder Morgan, Inc.
4.80%, 02/01/2033	2,598,000	2,621,046
5.20%, 06/01/2033	5,187,000	5,357,235
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
MPLX L.P.
5.00%, 01/15/2033	$2,594,000	$2,621,568
5.00%, 03/01/2033	3,804,000	3,844,895
ONEOK, Inc., 6.05%, 09/01/2033	5,169,000	5,523,543
Ovintiv, Inc., 6.25%, 07/15/2033	2,076,000	2,204,041
Phillips 66 Co., 5.30%, 06/30/2033	3,109,000	3,224,154
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	1,729,000	1,845,261
Targa Resources Corp.
4.20%, 02/01/2033	2,593,000	2,490,283
6.13%, 03/15/2033	3,113,000	3,339,481
Western Midstream Operating L.P., 6.15%, 04/01/2033	2,599,000	2,761,698
Williams Cos., Inc. (The), 5.65%, 03/15/2033	2,593,000	2,744,008
		97,071,291
Personal Care Products-1.19%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	2,424,000	2,443,831
Kenvue, Inc., 4.90%, 03/22/2033	4,320,000	4,431,850
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	2,765,000	2,885,686
		9,761,367
Pharmaceuticals-2.67%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	1,733,000	1,800,283
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	3,452,000	3,811,660
Eli Lilly and Co., 4.70%, 02/27/2033	3,456,000	3,552,044
Johnson & Johnson
4.95%, 05/15/2033	1,728,000	1,836,520
4.38%, 12/05/2033	2,940,000	3,007,443
Merck & Co., Inc.
4.50%, 05/17/2033	5,175,000	5,259,539
6.50%, 12/01/2033	2,252,000	2,571,784
		21,839,273
Professional Services-0.68%
Concentrix Corp., 6.85%, 08/02/2033(b)	1,907,000	1,903,474
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	1,723,000	1,822,301
Verisk Analytics, Inc., 5.75%, 04/01/2033	1,733,000	1,845,985
		5,571,760
Real Estate Management & Development-0.01%
CBRE Services, Inc., 4.90%, 01/15/2033	100,000	101,288
Residential REITs-0.26%
Invitation Homes Operating Partnership L.P., 4.95%, 01/15/2033	2,080,000	2,106,267
Retail REITs-1.05%
Kimco Realty OP LLC, 4.60%, 02/01/2033	2,248,000	2,253,208
NNN REIT, Inc., 5.60%, 10/15/2033	1,727,000	1,820,336
Realty Income Corp., 4.90%, 07/15/2033	2,074,000	2,115,369
Simon Property Group L.P., 5.50%, 03/08/2033	2,245,000	2,382,966
		8,571,879
Semiconductors & Semiconductor Equipment-4.26%
Broadcom, Inc.
2.60%, 02/15/2033	6,037,000	5,368,616
3.42%, 04/15/2033	8,100,000	7,592,994
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp., 5.20%, 02/10/2033(b)	$7,787,000	$7,992,279
Marvell Technology, Inc., 5.95%, 09/15/2033	1,726,000	1,851,680
Micron Technology, Inc.
5.88%, 02/09/2033	2,593,000	2,762,972
5.88%, 09/15/2033	3,109,000	3,321,882
QUALCOMM, Inc., 5.40%, 05/20/2033(b)	2,411,000	2,570,270
Texas Instruments, Inc., 4.90%, 03/14/2033	3,290,000	3,408,492
		34,869,185
Software-1.17%
Intuit, Inc., 5.20%, 09/15/2033	4,328,000	4,546,903
Oracle Corp., 4.90%, 02/06/2033	5,185,000	5,071,751
		9,618,654
Specialized REITs-2.90%
American Tower Corp.
5.65%, 03/15/2033	2,763,000	2,919,981
5.55%, 07/15/2033	2,942,000	3,094,894
5.90%, 11/15/2033	2,593,000	2,783,334
Crown Castle, Inc., 5.10%, 05/01/2033	2,594,000	2,633,808
Extra Space Storage L.P., 4.95%, 01/15/2033	2,771,000	2,805,893
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 02/15/2033	2,080,000	2,089,614
Prologis L.P.
4.63%, 01/15/2033	2,238,000	2,270,892
4.75%, 06/15/2033	2,592,000	2,637,700
Public Storage Operating Co., 5.10%, 08/01/2033	2,419,000	2,524,049
		23,760,165
Specialty Retail-2.85%
AutoZone, Inc.
4.75%, 02/01/2033	1,898,000	1,910,513
6.55%, 11/01/2033	1,725,000	1,932,315
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	2,249,000	2,368,385
Dell International LLC/EMC Corp., 5.75%, 02/01/2033	3,452,000	3,658,423
Leidos, Inc., 5.75%, 03/15/2033	2,592,000	2,756,490
Lowe’s Cos., Inc.
5.00%, 04/15/2033	4,321,000	4,440,733
5.15%, 07/01/2033	3,447,000	3,572,547
Tractor Supply Co., 5.25%, 05/15/2033	2,599,000	2,708,833
		23,348,239
Technology Hardware, Storage & Peripherals-0.91%
Apple, Inc., 4.30%, 05/10/2033(b)	3,464,000	3,534,004
HP, Inc., 5.50%, 01/15/2033(b)	3,794,000	3,935,484
		7,469,488
Tobacco-2.59%
Altria Group, Inc., 6.88%, 11/01/2033	1,728,000	1,964,156
B.A.T. Capital Corp. (United Kingdom)
4.63%, 03/22/2033	2,590,000	2,586,443
6.42%, 08/02/2033	4,310,000	4,783,258
Philip Morris International, Inc.
5.38%, 02/15/2033	7,783,000	8,160,304
5.63%, 09/07/2033	3,461,000	3,691,143
		21,185,304
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-2.02%
T-Mobile USA, Inc.
4.63%, 01/15/2033	$2,770,000	$2,773,692
5.20%, 01/15/2033	4,321,000	4,483,643
5.05%, 07/15/2033	8,994,000	9,237,066
		16,494,401
Total U.S. Dollar Denominated Bonds & Notes (Cost $784,233,209)		807,068,369
	Shares
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d) (Cost $971,044)	971,044	971,044
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.73% (Cost $785,204,253)		808,039,413
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.38%
Invesco Private Government Fund, 4.00%(c)(d)(e)	9,865,467	$9,865,467
Invesco Private Prime Fund, 4.12%(c)(d)(e)	25,980,176	25,987,970
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,853,711)		35,853,437
TOTAL INVESTMENTS IN SECURITIES-103.11% (Cost $821,057,964)		843,892,850
OTHER ASSETS LESS LIABILITIES-(3.11)%		(25,450,258)
NET ASSETS-100.00%		$818,442,592

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$647,772	$15,031,473	$(14,708,201)	$-	$-	$971,044	$22,096
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,554,853	16,307,825	(13,997,211)	-	-	9,865,467	90,767 *
Invesco Private Prime Fund	19,625,700	38,726,445	(32,363,646)	(1,384)	855	25,987,970	246,328 *
Total	$27,828,325	$70,065,743	$(61,069,058)	$(1,384)	$855	$36,824,481	$359,191

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.72%
Aerospace & Defense-3.00%
Boeing Co. (The)
3.60%, 05/01/2034	$1,065,000	$972,540
6.53%, 05/01/2034	3,127,000	3,478,694
L3Harris Technologies, Inc., 5.35%, 06/01/2034	942,000	980,988
Lockheed Martin Corp.
4.75%, 02/15/2034	1,065,000	1,083,591
4.80%, 08/15/2034	751,000	766,873
Northrop Grumman Corp., 4.90%, 06/01/2034	1,066,000	1,087,970
RTX Corp., 6.10%, 03/15/2034	1,879,000	2,074,156
		10,444,812
Air Freight & Logistics-0.53%
GXO Logistics, Inc., 6.50%, 05/06/2034	626,000	674,135
United Parcel Service, Inc., 5.15%, 05/22/2034(b)	1,132,000	1,184,968
		1,859,103
Automobile Components-0.37%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	644,000	653,071
BorgWarner, Inc., 5.40%, 08/15/2034	628,000	652,486
		1,305,557
Automobiles-1.17%
American Honda Finance Corp., 4.90%, 01/10/2034	941,000	950,394
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	2,067,000	2,103,667
Toyota Motor Credit Corp., 4.80%, 01/05/2034	988,000	1,014,163
		4,068,224
Banks-2.55%
Banco Santander S.A. (Spain), 6.35%, 03/14/2034	1,505,000	1,629,078
Bank of Nova Scotia (The) (Canada), 5.65%, 02/01/2034	1,068,000	1,143,256
Citibank N.A., 5.57%, 04/30/2034	2,502,000	2,666,184
Royal Bank of Canada (Canada), 5.15%, 02/01/2034(b)	1,569,000	1,650,517
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.56%, 07/09/2034	1,694,000	1,796,144
		8,885,179
Beverages-1.70%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	1,253,000	1,304,431
Coca-Cola Co. (The)
5.00%, 05/13/2034	1,245,000	1,308,180
4.65%, 08/14/2034(b)	942,000	969,659
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	628,000	662,796
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	814,000	832,656
PepsiCo, Inc., 4.80%, 07/17/2034(b)	818,000	841,433
		5,919,155
Biotechnology-1.11%
AbbVie, Inc., 5.05%, 03/15/2034	3,736,000	3,876,075
Broadline Retail-0.47%
Amazon.com, Inc., 4.80%, 12/05/2034(b)	1,569,000	1,628,551
	Principal Amount	Value
Building Products-0.64%
Carrier Global Corp., 5.90%, 03/15/2034	$1,096,000	$1,184,574
Owens Corning, 5.70%, 06/15/2034	1,000,000	1,056,190
		2,240,764
Capital Markets-2.11%
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/2034	939,000	947,950
Brookfield Finance, Inc. (Canada), 6.35%, 01/05/2034	874,000	950,752
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	1,880,000	1,992,768
Moody’s Corp., 5.00%, 08/05/2034	618,000	635,419
Nasdaq, Inc., 5.55%, 02/15/2034	1,417,000	1,498,007
Nomura Holdings, Inc. (Japan), 5.78%, 07/03/2034(b)	1,257,000	1,339,410
		7,364,306
Chemicals-1.84%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034	1,445,000	1,476,825
CF Industries, Inc., 5.15%, 03/15/2034	942,000	951,520
Dow Chemical Co. (The)
5.15%, 02/15/2034(b)	752,000	752,426
4.25%, 10/01/2034	590,000	545,897
Eastman Chemical Co., 5.63%, 02/20/2034(b)	930,000	961,417
LYB International Finance III LLC, 5.50%, 03/01/2034	942,000	940,494
Nutrien Ltd. (Canada), 5.40%, 06/21/2034(b)	752,000	779,901
		6,408,480
Commercial Services & Supplies-1.45%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/2034	747,000	768,908
Republic Services, Inc.
5.00%, 04/01/2034	998,000	1,032,251
5.20%, 11/15/2034	628,000	655,647
Waste Connections, Inc., 5.00%, 03/01/2034	944,000	968,685
Waste Management, Inc., 4.88%, 02/15/2034	1,569,000	1,619,170
		5,044,661
Communications Equipment-1.27%
Cisco Systems, Inc., 5.05%, 02/26/2034	3,129,000	3,248,289
Motorola Solutions, Inc., 5.40%, 04/15/2034	1,123,000	1,162,338
		4,410,627
Construction & Engineering-0.24%
Quanta Services, Inc., 5.25%, 08/09/2034	818,000	846,961
Construction Materials-0.84%
CRH America Finance, Inc., 5.40%, 05/21/2034	942,000	983,758
Martin Marietta Materials, Inc., 5.15%, 12/01/2034	941,000	967,341
Vulcan Materials Co., 5.35%, 12/01/2034	942,000	981,093
		2,932,192
Consumer Finance-1.32%
General Motors Financial Co., Inc.
6.10%, 01/07/2034	1,865,000	1,986,140
5.95%, 04/04/2034	1,569,000	1,652,058
5.45%, 09/06/2034	942,000	960,677
		4,598,875
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-1.26%
Kroger Co. (The), 5.00%, 09/15/2034	$2,738,000	$2,782,900
Sysco Corp., 6.00%, 01/17/2034	627,000	684,641
Target Corp., 4.50%, 09/15/2034(b)	942,000	934,156
		4,401,697
Containers & Packaging-0.92%
Berry Global, Inc., 5.65%, 01/15/2034	996,000	1,044,762
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.44%, 04/03/2034	1,252,000	1,302,092
Sonoco Products Co., 5.00%, 09/01/2034(b)	874,000	869,862
		3,216,716
Diversified REITs-0.40%
American Assets Trust L.P., 6.15%, 10/01/2034	662,000	677,856
VICI Properties L.P., 5.75%, 04/01/2034	693,000	719,627
		1,397,483
Diversified Telecommunication Services-1.95%
AT&T, Inc., 5.40%, 02/15/2034	3,442,000	3,596,128
Bell Canada (Canada), 5.20%, 02/15/2034(b)	874,000	891,605
Verizon Communications, Inc., 4.40%, 11/01/2034	2,367,000	2,300,378
		6,788,111
Electric Utilities-8.01%
Arizona Public Service Co., 5.70%, 08/15/2034	876,000	925,921
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	748,000	790,564
Constellation Energy Generation LLC, 6.13%, 01/15/2034	617,000	672,161
Duke Energy Carolinas LLC, 4.85%, 01/15/2034	719,000	732,995
Duke Energy Corp., 5.45%, 06/15/2034	942,000	987,557
Duke Energy Progress LLC, 5.10%, 03/15/2034	626,000	651,046
Entergy Arkansas LLC, 5.45%, 06/01/2034	864,000	910,595
Entergy Louisiana LLC
5.35%, 03/15/2034	627,000	655,650
5.15%, 09/15/2034	874,000	900,760
Eversource Energy
5.50%, 01/01/2034	815,000	842,941
5.95%, 07/15/2034	879,000	935,087
Exelon Corp., 5.45%, 03/15/2034	819,000	857,984
Florida Power & Light Co., 5.30%, 06/15/2034	1,365,000	1,436,627
Georgia Power Co., 5.25%, 03/15/2034	1,128,000	1,171,485
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	1,380,000	1,423,400
Pacific Gas and Electric Co.
6.95%, 03/15/2034	998,000	1,117,926
5.80%, 05/15/2034	1,380,000	1,440,418
PacifiCorp, 5.45%, 02/15/2034	1,380,000	1,410,709
PPL Capital Funding, Inc., 5.25%, 09/01/2034	941,000	970,237
PPL Electric Utilities Corp., 4.85%, 02/15/2034	819,000	838,374
Public Service Co. of Colorado, 5.35%, 05/15/2034	1,070,000	1,111,889
Public Service Electric and Gas Co., 4.85%, 08/01/2034	752,000	764,569
	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co.
6.00%, 01/15/2034	$652,000	$689,127
5.20%, 06/01/2034	1,113,000	1,123,955
Southern Co. (The), 5.70%, 03/15/2034	1,380,000	1,458,129
Union Electric Co., 5.20%, 04/01/2034	622,000	645,005
Virginia Electric & Power Co.
5.00%, 01/15/2034	628,000	641,332
5.05%, 08/15/2034	751,000	767,052
Xcel Energy, Inc., 5.50%, 03/15/2034	998,000	1,036,211
		27,909,706
Electronic Equipment, Instruments & Components-0.86%
Amphenol Corp., 5.25%, 04/05/2034	751,000	787,136
Arrow Electronics, Inc., 5.88%, 04/10/2034	626,000	654,826
Keysight Technologies, Inc., 4.95%, 10/15/2034	752,000	762,182
TD SYNNEX Corp., 6.10%, 04/12/2034	752,000	799,221
		3,003,365
Energy Equipment & Services-0.20%
Helmerich & Payne, Inc., 5.50%, 12/01/2034(b)	690,000	688,024
Entertainment-0.77%
Netflix, Inc., 4.90%, 08/15/2034	1,255,000	1,302,247
Walt Disney Co. (The), 6.20%, 12/15/2034	1,229,000	1,393,874
		2,696,121
Financial Services-4.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.30%, 01/19/2034	874,000	900,539
4.95%, 09/10/2034	1,380,000	1,380,580
BlackRock Funding, Inc., 5.00%, 03/14/2034	1,253,000	1,299,583
Blackstone Private Credit Fund, 6.00%, 11/22/2034(b)	994,000	1,009,429
Blue Owl Finance LLC, 6.25%, 04/18/2034	1,243,000	1,281,380
Corebridge Financial, Inc., 5.75%, 01/15/2034	944,000	985,649
Fiserv, Inc.
5.45%, 03/15/2034	940,000	956,829
5.15%, 08/12/2034	1,123,000	1,118,268
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034	1,254,000	1,281,304
LPL Holdings, Inc., 6.00%, 05/20/2034	622,000	653,688
Mastercard, Inc., 4.88%, 05/09/2034	1,256,000	1,294,418
PayPal Holdings, Inc., 5.15%, 06/01/2034	1,055,000	1,090,433
TPG Operating Group II L.P., 5.88%, 03/05/2034	748,000	784,532
		14,036,632
Food Products-2.33%
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034	998,000	988,112
Campbell’s Co. (The), 5.40%, 03/21/2034	1,246,000	1,284,669
JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.75%, 03/15/2034	1,865,000	2,071,129
McCormick & Co., Inc., 4.70%, 10/15/2034	628,000	624,015
Mondelez International, Inc., 4.75%, 08/28/2034	625,000	626,549
Pilgrim’s Pride Corp., 6.88%, 05/15/2034	627,000	696,611
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Tyson Foods, Inc.
5.70%, 03/15/2034	$1,131,000	$1,197,013
4.88%, 08/15/2034	627,000	628,962
		8,117,060
Gas Utilities-0.22%
Southern California Gas Co., 5.05%, 09/01/2034	748,000	766,437
Ground Transportation-1.01%
Canadian National Railway Co. (Canada)
6.25%, 08/01/2034	628,000	701,320
4.38%, 09/18/2034	944,000	933,294
Uber Technologies, Inc., 4.80%, 09/15/2034	1,884,000	1,895,728
		3,530,342
Health Care Equipment & Supplies-1.59%
Becton, Dickinson and Co., 5.11%, 02/08/2034	692,000	710,962
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	809,000	844,695
Solventum Corp., 5.60%, 03/23/2034	2,045,000	2,137,895
Stryker Corp., 4.63%, 09/11/2034	942,000	945,329
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034	879,000	904,623
		5,543,504
Health Care Providers & Services-5.79%
Cardinal Health, Inc.
5.45%, 02/15/2034	618,000	647,175
5.35%, 11/15/2034	1,256,000	1,301,831
Cencora, Inc., 5.13%, 02/15/2034	627,000	648,180
Cigna Group (The), 5.25%, 02/15/2034	1,570,000	1,626,516
CommonSpirit Health, 5.32%, 12/01/2034	898,000	923,900
CVS Health Corp., 5.70%, 06/01/2034	1,569,000	1,653,424
Elevance Health, Inc., 5.38%, 06/15/2034	1,255,000	1,302,461
HCA, Inc.
5.60%, 04/01/2034	1,627,000	1,707,663
5.45%, 09/15/2034	1,569,000	1,629,178
Humana, Inc., 5.95%, 03/15/2034	1,065,000	1,125,618
Icon Investments Six DAC, 6.00%, 05/08/2034	618,000	655,668
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	1,066,000	1,062,737
Quest Diagnostics, Inc., 5.00%, 12/15/2034	1,065,000	1,085,816
UnitedHealth Group, Inc.
5.00%, 04/15/2034	1,569,000	1,606,728
5.15%, 07/15/2034	2,491,000	2,576,965
Universal Health Services, Inc., 5.05%, 10/15/2034	627,000	618,030
		20,171,890
Health Care REITs-0.44%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	999,000	862,287
Ventas Realty L.P., 5.63%, 07/01/2034	627,000	658,074
		1,520,361
Hotel & Resort REITs-0.22%
Host Hotels & Resorts L.P., 5.70%, 07/01/2034	752,000	779,552
Hotels, Restaurants & Leisure-1.16%
Choice Hotels International, Inc., 5.85%, 08/01/2034	752,000	773,297
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Las Vegas Sands Corp., 6.20%, 08/15/2034	$628,000	$662,170
Marriott International, Inc., 5.30%, 05/15/2034	1,252,000	1,299,363
McDonald’s Corp., 5.20%, 05/17/2034	628,000	657,746
Starbucks Corp., 5.00%, 02/15/2034	629,000	645,423
		4,037,999
Household Durables-0.26%
D.R. Horton, Inc., 5.00%, 10/15/2034	878,000	896,895
Household Products-0.46%
Procter & Gamble Co. (The)
4.55%, 01/29/2034	940,000	963,159
4.55%, 10/24/2034	627,000	641,091
		1,604,250
Independent Power and Renewable Electricity Producers-0.22%
NSTAR Electric Co., 5.40%, 06/01/2034	747,000	780,289
Industrial Conglomerates-0.36%
Honeywell International, Inc., 4.50%, 01/15/2034	1,256,000	1,252,463
Insurance-3.58%
Aon North America, Inc., 5.45%, 03/01/2034	2,177,000	2,277,913
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	623,000	649,670
Brown & Brown, Inc., 5.65%, 06/11/2034	751,000	779,787
Chubb INA Holdings LLC, 5.00%, 03/15/2034	2,007,000	2,064,868
CNA Financial Corp., 5.13%, 02/15/2034	628,000	634,829
CNO Financial Group, Inc., 6.45%, 06/15/2034	864,000	916,268
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	942,000	980,825
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	628,000	636,967
Marsh & McLennan Cos., Inc., 5.15%, 03/15/2034	628,000	651,372
MetLife, Inc.
6.38%, 06/15/2034	944,000	1,062,234
5.30%, 12/15/2034	932,000	973,460
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	819,000	856,308
		12,484,501
Interactive Media & Services-0.91%
Meta Platforms, Inc., 4.75%, 08/15/2034	3,130,000	3,185,747
IT Services-0.73%
Accenture Capital, Inc., 4.50%, 10/04/2034	1,884,000	1,870,960
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	628,000	664,392
		2,535,352
Leisure Products-0.19%
Hasbro, Inc., 6.05%, 05/14/2034	618,000	655,720
Life Sciences Tools & Services-0.41%
Agilent Technologies, Inc., 4.75%, 09/09/2034	751,000	755,775
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034(b)	626,000	655,913
		1,411,688
Machinery-2.05%
AGCO Corp., 5.80%, 03/21/2034	864,000	904,502
Cummins, Inc., 5.15%, 02/20/2034	944,000	982,712
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Ingersoll Rand, Inc., 5.45%, 06/15/2034	$944,000	$989,679
John Deere Capital Corp.
5.10%, 04/11/2034	1,255,000	1,308,685
5.05%, 06/12/2034	998,000	1,037,972
Parker-Hannifin Corp., 4.20%, 11/21/2034	627,000	615,038
Trane Technologies Financing Ltd., 5.10%, 06/13/2034	623,000	644,116
Wabtec Corp., 5.61%, 03/11/2034	616,000	654,129
		7,136,833
Media-1.95%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
6.65%, 02/01/2034	1,121,000	1,186,868
6.55%, 06/01/2034	1,864,000	1,966,639
Comcast Corp.
5.30%, 06/01/2034	1,626,000	1,679,915
4.20%, 08/15/2034	1,255,000	1,204,663
Omnicom Group, Inc., 5.30%, 11/01/2034	748,000	770,326
		6,808,411
Metals & Mining-1.07%
ArcelorMittal S.A. (Luxembourg), 6.00%, 06/17/2034	628,000	678,531
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	914,000	949,586
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	1,255,000	1,317,098
Steel Dynamics, Inc., 5.38%, 08/15/2034	747,000	778,187
		3,723,402
Multi-Utilities-1.22%
DTE Electric Co., 5.20%, 03/01/2034	628,000	653,982
DTE Energy Co., 5.85%, 06/01/2034	1,065,000	1,140,856
National Grid PLC (United Kingdom), 5.42%, 01/11/2034	942,000	984,171
NiSource, Inc., 5.35%, 04/01/2034	808,000	837,816
Public Service Enterprise Group, Inc., 5.45%, 04/01/2034	626,000	653,437
		4,270,262
Office REITs-0.48%
Boston Properties L.P., 6.50%, 01/15/2034	943,000	1,020,228
Cousins Properties L.P., 5.88%, 10/01/2034	628,000	656,403
		1,676,631
Oil, Gas & Consumable Fuels-11.74%
Boardwalk Pipelines L.P., 5.63%, 08/01/2034	752,000	785,237
BP Capital Markets America, Inc.
4.99%, 04/10/2034	1,255,000	1,289,338
5.23%, 11/17/2034	2,444,000	2,546,088
Cheniere Energy Partners L.P., 5.75%, 08/15/2034	1,500,000	1,571,350
Cheniere Energy, Inc., 5.65%, 04/15/2034	1,864,000	1,945,656
Coterra Energy, Inc., 5.60%, 03/15/2034	627,000	649,825
Devon Energy Corp., 5.20%, 09/15/2034	1,570,000	1,577,361
Diamondback Energy, Inc., 5.40%, 04/18/2034	1,627,000	1,673,025
Enbridge, Inc. (Canada), 5.63%, 04/05/2034	1,492,000	1,567,524
Energy Transfer L.P.
5.55%, 05/15/2034	1,549,000	1,601,378
5.60%, 09/01/2034	1,569,000	1,627,789
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enterprise Products Operating LLC, 4.85%, 01/31/2034	$1,255,000	$1,278,023
EQT Corp., 5.75%, 02/01/2034	942,000	992,784
Kinder Morgan, Inc.
5.40%, 02/01/2034	1,256,000	1,301,652
5.30%, 12/01/2034	942,000	968,569
MPLX L.P., 5.50%, 06/01/2034	2,043,000	2,097,742
Occidental Petroleum Corp., 5.55%, 10/01/2034(b)	1,485,000	1,513,568
ONEOK, Inc.
5.65%, 09/01/2034	628,000	650,371
5.05%, 11/01/2034	1,990,000	1,980,700
Ovintiv, Inc., 6.50%, 08/15/2034	746,000	802,138
Phillips 66, 4.65%, 11/15/2034	1,256,000	1,237,577
Plains All American Pipeline L.P./PAA Finance Corp., 5.70%, 09/15/2034	809,000	839,287
South Bow USA Infrastructure Holdings LLC (Canada), 5.58%, 10/01/2034	1,570,000	1,589,931
Suncor Energy, Inc. (Canada), 5.95%, 12/01/2034	626,000	666,858
Targa Resources Corp., 6.50%, 03/30/2034	1,255,000	1,379,524
TotalEnergies Capital S.A. (France)
5.15%, 04/05/2034	1,554,000	1,624,572
4.72%, 09/10/2034	938,000	954,776
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	1,565,000	1,536,862
Western Midstream Operating L.P., 5.45%, 11/15/2034	999,000	1,007,829
Williams Cos., Inc. (The), 5.15%, 03/15/2034	1,628,000	1,662,359
		40,919,693
Passenger Airlines-0.20%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	763,609	701,532
Personal Care Products-0.60%
Estee Lauder Cos., Inc. (The), 5.00%, 02/14/2034	814,000	831,662
Unilever Capital Corp. (United Kingdom), 4.63%, 08/12/2034	1,253,000	1,271,901
		2,103,563
Pharmaceuticals-4.30%
AstraZeneca Finance LLC (United Kingdom), 5.00%, 02/26/2034	1,860,000	1,939,623
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	3,070,000	3,222,860
Eli Lilly and Co.
4.70%, 02/09/2034	1,884,000	1,921,149
4.60%, 08/14/2034	1,569,000	1,589,356
GlaxoSmithKline Capital, Inc. (United Kingdom), 5.38%, 04/15/2034	627,000	668,486
Johnson & Johnson, 4.95%, 06/01/2034	1,065,000	1,127,770
Novartis Capital Corp., 4.20%, 09/18/2034	1,380,000	1,359,949
Royalty Pharma PLC, 5.40%, 09/02/2034	627,000	645,556
Takeda Pharmaceutical Co. Ltd. (Japan), 5.30%, 07/05/2034	1,379,000	1,432,601
Wyeth LLC, 6.50%, 02/01/2034	942,000	1,069,378
		14,976,728
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Professional Services-0.58%
Automatic Data Processing, Inc., 4.45%, 09/09/2034	$1,258,000	$1,259,940
Verisk Analytics, Inc., 5.25%, 06/05/2034	752,000	775,544
		2,035,484
Real Estate Management & Development-0.39%
CBRE Services, Inc., 5.95%, 08/15/2034	1,256,000	1,353,860
Residential REITs-0.62%
American Homes 4 Rent L.P.
5.50%, 02/01/2034	747,000	774,636
5.50%, 07/15/2034	627,000	653,131
ERP Operating L.P., 4.65%, 09/15/2034	752,000	750,217
		2,177,984
Retail REITs-1.24%
Kimco Realty OP LLC, 6.40%, 03/01/2034	627,000	696,710
NNN REIT, Inc., 5.50%, 06/15/2034	628,000	656,197
Realty Income Corp., 5.13%, 02/15/2034	998,000	1,030,833
Simon Property Group L.P.
6.25%, 01/15/2034	627,000	692,122
4.75%, 09/26/2034	1,256,000	1,258,314
		4,334,176
Semiconductors & Semiconductor Equipment-2.64%
Analog Devices, Inc., 5.05%, 04/01/2034	685,000	714,756
Broadcom, Inc.
3.47%, 04/15/2034	4,040,000	3,728,292
4.80%, 10/15/2034	2,178,000	2,209,169
Intel Corp., 5.15%, 02/21/2034	1,123,000	1,143,600
KLA Corp., 4.70%, 02/01/2034	627,000	635,033
Texas Instruments, Inc., 4.85%, 02/08/2034	751,000	776,259
		9,207,109
Software-2.73%
Adobe, Inc., 4.95%, 04/04/2034	941,000	978,848
AppLovin Corp., 5.50%, 12/01/2034	1,232,000	1,275,742
Atlassian Corp., 5.50%, 05/15/2034	628,000	652,335
Cadence Design Systems, Inc., 4.70%, 09/10/2034	1,256,000	1,264,234
Oracle Corp.
4.30%, 07/08/2034	2,178,000	2,014,656
4.70%, 09/27/2034	2,178,000	2,064,312
Roper Technologies, Inc., 4.90%, 10/15/2034	1,256,000	1,261,836
		9,511,963
Specialized REITs-2.04%
American Tower Corp., 5.45%, 02/15/2034	818,000	854,083
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	628,000	620,161
Crown Castle, Inc.
5.80%, 03/01/2034	935,000	986,221
5.20%, 09/01/2034	864,000	876,635
Extra Space Storage L.P., 5.40%, 02/01/2034	751,000	775,116
GLP Capital L.P./GLP Financing II, Inc., 5.63%, 09/15/2034	1,000,000	1,013,859
Prologis L.P.
5.13%, 01/15/2034	940,000	971,622
5.00%, 03/15/2034	999,000	1,024,190
		7,121,887
	Principal Amount	Value
Specialty Retail-1.83%
AutoZone, Inc., 5.40%, 07/15/2034	$875,000	$912,986
Dell International LLC/EMC Corp., 5.40%, 04/15/2034(b)	1,242,000	1,284,085
Home Depot, Inc. (The), 4.95%, 06/25/2034	2,193,000	2,257,713
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	1,255,000	1,280,344
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	627,000	635,764
		6,370,892
Technology Hardware, Storage & Peripherals-0.71%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	2,491,000	2,479,638
Tobacco-1.25%
B.A.T. Capital Corp. (United Kingdom), 6.00%, 02/20/2034	1,066,000	1,147,816
Philip Morris International, Inc.
5.25%, 02/13/2034	2,178,000	2,262,372
4.90%, 11/01/2034	944,000	957,717
		4,367,905
Trading Companies & Distributors-0.45%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	936,000	951,240
W.W. Grainger, Inc., 4.45%, 09/15/2034	626,000	625,803
		1,577,043
Water Utilities-0.45%
American Water Capital Corp., 5.15%, 03/01/2034	874,000	907,083
Essential Utilities, Inc., 5.38%, 01/15/2034	628,000	650,931
		1,558,014
Wireless Telecommunication Services-1.29%
Rogers Communications, Inc. (Canada), 5.30%, 02/15/2034	1,549,000	1,571,001
T-Mobile USA, Inc.
5.75%, 01/15/2034	1,246,000	1,329,692
5.15%, 04/15/2034	1,562,000	1,608,082
		4,508,775
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.72% (Cost $336,448,797)		344,167,212
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.89%
Invesco Private Government Fund, 4.00%(c)(d)(e)	2,808,982	2,808,982
Invesco Private Prime Fund, 4.12%(c)(d)(e)	7,247,956	7,250,130
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,059,113)		10,059,112
TOTAL INVESTMENTS IN SECURITIES-101.61% (Cost $346,507,910)		354,226,324
OTHER ASSETS LESS LIABILITIES-(1.61)%		(5,596,079)
NET ASSETS-100.00%		$348,630,245
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Corporate Bond ETF (BSCY)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$333,554	$4,627,840	$(4,961,394)	$-	$-	$-	$9,049
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,798,090	7,841,019	(7,830,127)	-	-	2,808,982	28,931 *
Invesco Private Prime Fund	7,276,273	18,914,049	(18,940,354)	(283)	445	7,250,130	77,253 *
Total	$10,407,917	$31,382,908	$(31,731,875)	$(283)	$445	$10,059,112	$115,233

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.46%
Aerospace & Defense-1.57%
Boeing Co. (The), 3.25%, 02/01/2035	$217,000	$190,219
General Dynamics Corp., 4.95%, 08/15/2035	224,000	230,259
Huntington Ingalls Industries, Inc., 5.75%, 01/15/2035	144,000	152,793
Lockheed Martin Corp.
3.60%, 03/01/2035	143,000	133,027
5.00%, 08/15/2035	220,000	226,051
Northrop Grumman Corp., 5.25%, 07/15/2035	144,000	150,509
Textron, Inc., 5.50%, 05/15/2035	145,000	151,340
		1,234,198
Air Freight & Logistics-0.49%
United Parcel Service, Inc., 5.25%, 05/14/2035(b)	371,000	388,130
Automobiles-2.07%
American Honda Finance Corp., 5.20%, 03/05/2035(b)	145,000	148,059
Ford Motor Credit Co. LLC, 6.50%, 02/07/2035	371,000	386,266
General Motors Co.
5.00%, 04/01/2035	207,000	204,687
6.25%, 04/15/2035	144,000	154,327
Honda Motor Co. Ltd. (Japan), 5.34%, 07/08/2035	300,000	308,640
Toyota Motor Corp. (Japan), 5.05%, 06/30/2035	150,000	155,457
Toyota Motor Credit Corp., 5.35%, 01/09/2035(b)	252,000	266,182
		1,623,618
Banks-2.04%
Banco Santander S.A. (Spain)
6.03%, 01/17/2035	285,000	308,617
5.13%, 11/06/2035	350,000	352,982
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.63%, 01/15/2035	299,000	320,026
Toronto-Dominion Bank (The) (Canada), 4.93%, 10/15/2035	370,000	373,851
Wachovia Corp., 5.50%, 08/01/2035	238,000	248,131
		1,603,607
Beverages-1.66%
Constellation Brands, Inc., 4.95%, 11/01/2035	150,000	148,978
Diageo Investment Corp. (United Kingdom), 5.63%, 04/15/2035	224,000	238,968
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	145,000	145,941
PepsiCo, Inc.
5.00%, 02/07/2035	371,000	384,068
5.00%, 07/23/2035	370,000	381,608
		1,299,563
Biotechnology-2.86%
AbbVie, Inc.
4.55%, 03/15/2035	467,000	465,311
5.20%, 03/15/2035	299,000	312,284
4.50%, 05/14/2035	671,000	666,058
Biogen, Inc., 5.75%, 05/15/2035	181,000	192,635
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
5.10%, 06/15/2035	$299,000	$309,450
4.60%, 09/01/2035	299,000	298,624
		2,244,362
Broadline Retail-1.25%
Amazon.com, Inc., 4.65%, 11/20/2035	970,000	979,035
Building Products-0.20%
Carlisle Cos., Inc., 5.25%, 09/15/2035	150,000	153,470
Capital Markets-2.14%
Ameriprise Financial, Inc., 5.20%, 04/15/2035	217,000	222,881
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	217,000	227,895
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	240,000	236,654
KKR & Co., Inc., 5.10%, 08/07/2035	270,000	269,781
MSCI, Inc., 5.25%, 09/01/2035	370,000	374,302
Nomura Holdings, Inc. (Japan), 5.49%, 06/29/2035	150,000	156,093
Raymond James Financial, Inc., 4.90%, 09/11/2035	190,000	189,344
		1,676,950
Chemicals-0.59%
Ecolab, Inc., 5.00%, 09/01/2035	150,000	154,098
LYB International Finance III LLC, 6.15%, 05/15/2035	148,000	153,174
Sherwin-Williams Co. (The), 5.15%, 08/15/2035	150,000	153,794
		461,066
Commercial Services & Supplies-1.04%
Republic Services, Inc., 5.15%, 03/15/2035	205,000	213,718
Waste Connections, Inc., 5.25%, 09/01/2035	144,000	150,343
Waste Management, Inc., 4.95%, 03/15/2035	441,000	452,137
		816,198
Communications Equipment-0.84%
Cisco Systems, Inc., 5.10%, 02/24/2035	366,000	380,163
Motorola Solutions, Inc., 5.55%, 08/15/2035	264,000	275,489
		655,652
Construction & Engineering-0.19%
Quanta Services, Inc., 5.10%, 08/09/2035	150,000	151,863
Construction Materials-0.50%
CRH America Finance, Inc., 5.50%, 01/09/2035	371,000	389,563
Consumer Finance-0.70%
General Motors Financial Co., Inc.
5.90%, 01/07/2035	299,000	313,020
6.15%, 07/15/2035	226,000	240,115
		553,135
Consumer Staples Distribution & Retail-1.73%
Sysco Corp., 5.40%, 03/23/2035	166,000	173,244
Target Corp., 5.00%, 04/15/2035	299,000	304,697
Walmart, Inc.
4.90%, 04/28/2035	443,000	459,525
5.25%, 09/01/2035	395,000	422,296
		1,359,762
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Containers & Packaging-0.51%
Packaging Corp. of America, 5.20%, 08/15/2035	$150,000	$153,824
Smurfit Westrock Financing DAC (Ireland), 5.42%, 01/15/2035	240,000	248,276
		402,100
Diversified REITs-0.35%
VICI Properties L.P., 5.63%, 04/01/2035	264,000	270,544
Diversified Telecommunication Services-3.35%
AT&T, Inc.
4.50%, 05/15/2035	662,000	643,323
5.38%, 08/15/2035	370,000	383,020
4.90%, 11/01/2035	370,000	368,910
Verizon Communications, Inc.
4.78%, 02/15/2035	581,000	576,715
5.25%, 04/02/2035(b)	640,000	656,476
		2,628,444
Electric Utilities-7.49%
Alabama Power Co., 5.10%, 04/02/2035	144,000	147,994
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	191,000	199,856
CenterPoint Energy Houston Electric LLC, 5.05%, 03/01/2035	145,000	148,091
CenterPoint Energy Houston Electric, LLC, Series AQ, 4.95%, 08/15/2035	180,000	182,541
Duke Energy Carolinas LLC, 5.25%, 03/15/2035	205,000	213,485
Duke Energy Corp., 4.95%, 09/15/2035	292,000	291,974
Duke Energy Progress LLC, 5.05%, 03/15/2035	252,000	258,346
Entergy Texas, Inc., 5.25%, 04/15/2035(b)	145,000	150,045
Exelon Corp., 5.63%, 06/15/2035	140,000	147,571
Georgia Power Co., 5.20%, 03/15/2035	205,000	211,770
Interstate Power and Light Co., 5.60%, 06/29/2035	182,000	190,890
Jersey Central Power & Light Co., 5.10%, 01/15/2035	205,000	208,408
NextEra Energy Capital Holdings, Inc., 5.45%, 03/15/2035	299,000	311,071
Northern States Power Co., 5.05%, 05/15/2035	180,000	185,253
Pacific Gas and Electric Co.
5.70%, 03/01/2035	298,000	308,375
6.00%, 08/15/2035	252,000	266,490
PECO Energy Co., 4.88%, 09/15/2035	160,000	162,407
Public Service Co. of Colorado, 5.15%, 09/15/2035	240,000	244,717
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	180,000	183,112
San Diego Gas & Electric Co., 5.40%, 04/15/2035	252,000	262,975
Southern California Edison Co., 5.45%, 03/01/2035	242,000	247,324
Southern Co. (The), 4.85%, 03/15/2035	220,000	219,271
Southwestern Public Service Co., 5.30%, 05/15/2035	144,000	148,046
Tampa Electric Co., 5.15%, 03/01/2035(b)	180,000	184,180
Union Electric Co., 5.25%, 04/15/2035	144,000	149,815
Virginia Electric & Power Co., 5.15%, 03/15/2035	180,000	184,639
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric and Power Co., Series C, 4.90%, 09/15/2035	$240,000	$240,654
Xcel Energy, Inc., 5.60%, 04/15/2035	217,000	226,133
		5,875,433
Electrical Equipment-0.19%
Emerson Electric Co., 5.00%, 03/15/2035	144,000	149,153
Electronic Equipment, Instruments & Components-0.50%
Amphenol Corp., 5.00%, 01/15/2035(b)	207,000	212,885
TD SYNNEX Corp., 5.30%, 10/10/2035	180,000	180,165
		393,050
Energy Equipment & Services-0.38%
Halliburton Co., 4.85%, 11/15/2035	299,000	297,565
Entertainment-0.42%
Walt Disney Co. (The), 6.40%, 12/15/2035	287,000	327,178
Financial Services-3.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.00%, 11/15/2035	180,000	179,019
Apollo Global Management, Inc., 5.15%, 08/12/2035	150,000	150,359
BlackRock Funding, Inc., 4.90%, 01/08/2035	144,000	148,192
Fiserv, Inc., 5.25%, 08/11/2035	300,000	301,110
LPL Holdings, Inc.
5.65%, 03/15/2035	145,000	148,748
5.75%, 06/15/2035	144,000	148,929
Mastercard, Inc., 4.55%, 01/15/2035(b)	324,000	326,108
ORIX Corp. (Japan), 5.40%, 02/25/2035	145,000	151,020
PayPal Holdings, Inc., 5.10%, 04/01/2035	180,000	184,280
RELX Capital, Inc. (United Kingdom), 5.25%, 03/27/2035	217,000	225,802
Visa, Inc., 4.15%, 12/14/2035	443,000	431,986
		2,395,553
Food Products-2.08%
Bunge Ltd. Finance Corp., 5.15%, 08/04/2035(b)	190,000	194,729
Campbell’s Co. (The), 4.75%, 03/23/2035	237,000	232,241
Conagra Brands, Inc., 5.75%, 08/01/2035	150,000	154,565
Flowers Foods, Inc., 5.75%, 03/15/2035	150,000	151,620
General Mills, Inc., 5.25%, 01/30/2035	217,000	223,364
Hershey Co. (The), 5.10%, 02/24/2035	145,000	150,503
J. M. Smucker Co. (The), 4.25%, 03/15/2035	191,000	181,624
Kraft Heinz Foods Co. (The)
5.40%, 03/15/2035(b)	149,000	153,962
5.00%, 07/15/2035	191,000	191,541
		1,634,149
Gas Utilities-0.62%
Atmos Energy Corp., 5.20%, 08/15/2035(b)	150,000	155,510
National Fuel Gas Co., 5.95%, 03/15/2035	145,000	152,787
Southern California Gas Co., 5.45%, 06/15/2035	170,000	178,338
		486,635
Ground Transportation-1.46%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	180,000	186,632
CSX Corp., 5.05%, 06/15/2035	270,000	277,117
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Ground Transportation-(continued)
Uber Technologies, Inc., 4.80%, 09/15/2035	$370,000	$370,063
Union Pacific Corp., 5.10%, 02/20/2035	299,000	311,101
		1,144,913
Health Care Equipment & Supplies-1.64%
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	252,000	263,294
Medtronic, Inc., 4.38%, 03/15/2035	534,000	529,257
Stryker Corp., 5.20%, 02/10/2035	299,000	310,296
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/2035	175,000	183,087
		1,285,934
Health Care Providers & Services-3.79%
Cencora, Inc., 5.15%, 02/15/2035	205,000	211,194
CVS Health Corp.
4.88%, 07/20/2035	181,000	179,348
5.45%, 09/15/2035	440,000	454,340
Elevance Health, Inc., 5.20%, 02/15/2035	358,000	367,304
HCA, Inc., 5.75%, 03/01/2035(b)	443,000	467,953
Humana, Inc., 5.55%, 05/01/2035	217,000	222,813
McKesson Corp., 5.25%, 05/30/2035	204,000	212,789
Sutter Health, Series 2025, 5.54%, 08/15/2035	238,000	251,962
UnitedHealth Group, Inc.
5.30%, 06/15/2035(b)	298,000	310,662
4.63%, 07/15/2035	299,000	297,803
		2,976,168
Health Care REITs-1.28%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/2035	145,000	140,830
5.50%, 10/01/2035	166,000	169,534
Healthpeak OP LLC, 5.38%, 02/15/2035	145,000	149,228
Ventas Realty L.P., 5.00%, 01/15/2035(b)	166,000	167,022
Welltower OP LLC, 5.13%, 07/01/2035	370,000	380,733
		1,007,347
Hotel & Resort REITs-0.27%
Host Hotels & Resorts L.P., 5.50%, 04/15/2035	205,000	208,573
Hotels, Restaurants & Leisure-1.84%
Expedia Group, Inc., 5.40%, 02/15/2035	299,000	308,962
Marriott International, Inc.
5.35%, 03/15/2035	299,000	309,731
5.25%, 10/15/2035	180,000	183,898
McDonald’s Corp.
4.95%, 03/03/2035	269,000	275,064
4.70%, 12/09/2035	217,000	217,940
Starbucks Corp., 5.40%, 05/15/2035(b)	145,000	151,713
		1,447,308
Household Durables-0.66%
D.R. Horton, Inc., 5.50%, 10/15/2035	205,000	214,575
Meritage Homes Corp., 5.65%, 03/15/2035	145,000	148,904
Toll Brothers Finance Corp., 5.60%, 06/15/2035(b)	146,000	151,072
		514,551
	Principal Amount	Value
Household Products-0.38%
Procter & Gamble Co. (The)
4.60%, 05/01/2035	$166,000	$169,914
4.35%, 11/03/2035	130,000	129,702
		299,616
Independent Power and Renewable Electricity Producers-0.71%
NSTAR Electric Co., 5.20%, 03/01/2035	210,000	215,605
Puget Energy, Inc., 5.73%, 03/15/2035	175,000	180,945
Southern Power Co., Series B, 4.90%, 10/01/2035	160,000	159,103
		555,653
Industrial Conglomerates-1.19%
3M Co., 5.15%, 03/15/2035	167,000	173,044
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	322,000	318,348
Honeywell International, Inc., 5.00%, 03/01/2035	430,000	441,578
		932,970
Insurance-4.33%
Allstate Corp. (The), 5.55%, 05/09/2035	166,000	175,056
American International Group, Inc.
3.88%, 01/15/2035	154,000	145,335
5.45%, 05/07/2035(b)	180,000	188,863
American National Group, Inc., 6.00%, 07/15/2035	210,000	212,790
Arthur J. Gallagher & Co., 5.15%, 02/15/2035	443,000	450,056
Brown & Brown, Inc., 5.55%, 06/23/2035	300,000	308,562
Chubb INA Holdings LLC, 4.90%, 08/15/2035	370,000	374,520
CNA Financial Corp., 5.20%, 08/15/2035	150,000	151,625
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	151,000	154,135
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	538,000	547,369
MetLife, Inc., 5.70%, 06/15/2035	292,000	313,348
Prudential Financial, Inc., 5.20%, 03/14/2035	217,000	223,831
Travelers Cos., Inc. (The), 5.05%, 07/24/2035	150,000	153,561
		3,399,051
Interactive Media & Services-2.48%
Alphabet, Inc.
4.50%, 05/15/2035	351,000	353,474
4.70%, 11/15/2035	970,000	986,039
Meta Platforms, Inc., 4.88%, 11/15/2035	600,000	606,736
		1,946,249
IT Services-0.35%
International Business Machines Corp., 5.20%, 02/10/2035	264,000	273,592
Life Sciences Tools & Services-0.28%
Thermo Fisher Scientific, Inc., 4.79%, 10/07/2035	220,000	222,295
Machinery-1.96%
Caterpillar, Inc., 5.20%, 05/15/2035	452,000	473,399
Cummins, Inc., 5.30%, 05/09/2035	292,000	304,765
Deere & Co., 5.45%, 01/16/2035(b)	351,000	373,467
Otis Worldwide Corp., 5.13%, 09/04/2035	150,000	153,453
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	226,000	236,913
		1,541,997
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Media-2.36%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
6.38%, 10/23/2035	$568,000	$587,171
5.85%, 12/01/2035	350,000	350,964
Comcast Corp.
5.30%, 05/15/2035(b)	255,000	262,925
5.65%, 06/15/2035(b)	217,000	228,733
4.40%, 08/15/2035	228,000	219,262
6.50%, 11/15/2035	180,000	201,685
		1,850,740
Metals & Mining-0.62%
Newmont Corp., 5.88%, 04/01/2035	143,000	155,347
Nucor Corp., 5.10%, 06/01/2035	145,000	148,883
Steel Dynamics, Inc., 5.25%, 05/15/2035	180,000	184,989
		489,219
Multi-Utilities-1.74%
Ameren Corp., 5.38%, 03/15/2035	217,000	223,672
Consumers Energy Co., 5.05%, 05/15/2035	180,000	184,650
Dominion Energy, Inc.
5.45%, 03/15/2035	205,000	212,107
Series B, 5.95%, 06/15/2035	144,000	154,758
DTE Electric Co., 5.25%, 05/15/2035	145,000	150,248
DTE Energy Co., 5.05%, 10/01/2035	160,000	160,605
NiSource, Inc., 5.35%, 07/15/2035	270,000	277,205
		1,363,245
Office REITs-0.33%
Boston Properties L.P., 5.75%, 01/15/2035	252,000	259,652
Oil, Gas & Consumable Fuels-10.08%
Chevron U.S.A., Inc., 4.85%, 10/15/2035	268,000	272,781
Chevron USA, Inc., 4.98%, 04/15/2035	217,000	223,922
ConocoPhillips Co., 5.00%, 01/15/2035	351,000	359,285
Coterra Energy, Inc., 5.40%, 02/15/2035	217,000	221,477
Diamondback Energy, Inc., 5.55%, 04/01/2035	358,000	370,316
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/2035	205,000	217,257
Enbridge, Inc. (Canada), 5.55%, 06/20/2035	264,000	274,676
Energy Transfer L.P.
4.90%, 03/15/2035	145,000	142,591
5.70%, 04/01/2035	371,000	385,982
Enterprise Products Operating LLC, 4.95%, 02/15/2035	324,000	329,636
EOG Resources, Inc., 3.90%, 04/01/2035	145,000	136,012
Equinor ASA (Norway)
5.13%, 06/03/2035	238,000	247,199
4.75%, 11/14/2035	260,000	261,677
Expand Energy Corp., 5.70%, 01/15/2035	217,000	225,486
HF Sinclair Corp., 6.25%, 01/15/2035	217,000	228,668
Kinder Morgan Energy Partners L.P., 5.80%, 03/15/2035	144,000	152,482
Kinder Morgan, Inc., 5.85%, 06/01/2035	217,000	230,326
Marathon Petroleum Corp., 5.70%, 03/01/2035	266,000	276,394
MPLX L.P.
5.40%, 04/01/2035	299,000	303,356
5.40%, 09/15/2035	440,000	445,437
ONEOK, Inc., 5.40%, 10/15/2035	300,000	304,392
Phillips 66 Co., 4.95%, 03/15/2035	170,000	170,179
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Plains All American Pipeline L.P., 5.95%, 06/15/2035	$299,000	$313,751
Shell Finance US, Inc., 4.13%, 05/11/2035	348,000	336,811
Targa Resources Corp.
5.50%, 02/15/2035	299,000	306,674
5.55%, 08/15/2035	299,000	307,676
Viper Energy Partners LLC, 5.70%, 08/01/2035	330,000	338,410
Williams Cos., Inc. (The)
5.60%, 03/15/2035	294,000	307,547
5.30%, 09/30/2035	220,000	225,425
		7,915,825
Passenger Airlines-0.26%
Southwest Airlines Co., 5.25%, 11/15/2035	210,000	205,783
Pharmaceuticals-3.70%
Eli Lilly and Co.
5.10%, 02/12/2035	371,000	387,636
4.90%, 10/15/2035	370,000	380,347
GlaxoSmithKline Capital, Inc. (United Kingdom), 4.88%, 04/15/2035	217,000	221,470
Johnson & Johnson, 5.00%, 03/01/2035	351,000	368,537
Merck & Co., Inc., 4.95%, 09/15/2035	470,000	482,685
Royalty Pharma PLC, 5.20%, 09/25/2035	250,000	252,843
Takeda U.S. Financing, Inc., 5.20%, 07/07/2035	490,000	502,955
Zoetis, Inc., 5.00%, 08/17/2035	300,000	305,360
		2,901,833
Professional Services-0.75%
Paychex, Inc., 5.60%, 04/15/2035	358,000	376,652
Verisk Analytics, Inc., 5.25%, 03/15/2035	210,000	215,128
		591,780
Real Estate Management & Development-0.19%
CBRE Services, Inc., 5.50%, 06/15/2035	145,000	150,934
Residential REITs-0.37%
American Homes 4 Rent L.P., 5.25%, 03/15/2035	146,000	148,982
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	145,000	144,396
		293,378
Retail REITs-0.73%
Kimco Realty OP LLC, 4.85%, 03/01/2035	145,000	145,300
Realty Income Corp., 5.13%, 04/15/2035	180,000	184,311
Simon Property Group L.P., 5.13%, 10/01/2035	240,000	244,935
		574,546
Semiconductors & Semiconductor Equipment-3.35%
Applied Materials, Inc., 5.10%, 10/01/2035(b)	145,000	150,869
Broadcom, Inc., 5.20%, 07/15/2035	690,000	718,786
Marvell Technology, Inc., 5.45%, 07/15/2035	150,000	155,177
Micron Technology, Inc.
5.80%, 01/15/2035	299,000	316,458
6.05%, 11/01/2035	371,000	398,341
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 5.25%, 08/19/2035	210,000	213,672
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc.
4.65%, 05/20/2035	$299,000	$302,263
5.00%, 05/20/2035	170,000	175,461
Texas Instruments, Inc., 5.10%, 05/23/2035	193,000	200,054
		2,631,081
Software-4.88%
Adobe, Inc., 5.30%, 01/17/2035	144,000	152,578
Autodesk, Inc., 5.30%, 06/15/2035	144,000	148,902
Microsoft Corp.
3.50%, 02/12/2035	443,000	422,544
4.20%, 11/03/2035	215,000	217,748
Oracle Corp.
3.90%, 05/15/2035	371,000	328,145
5.50%, 08/03/2035	486,000	487,195
5.20%, 09/26/2035	1,110,000	1,088,276
Roper Technologies, Inc., 5.10%, 09/15/2035	292,000	296,494
Synopsys, Inc., 5.15%, 04/01/2035	677,000	692,354
		3,834,236
Specialized REITs-1.00%
American Tower Corp., 5.40%, 01/31/2035	180,000	186,871
Extra Space Storage L.P., 5.40%, 06/15/2035	149,000	153,590
Prologis L.P.
5.00%, 01/31/2035	211,000	215,057
5.25%, 05/15/2035	217,000	225,367
		780,885
Specialty Retail-2.12%
AutoNation, Inc., 5.89%, 03/15/2035	136,000	142,046
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035(b)	191,000	198,678
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	222,000	220,084
5.50%, 04/01/2035	279,000	289,612
Home Depot, Inc. (The), 4.65%, 09/15/2035	300,000	300,090
Leidos, Inc., 5.50%, 03/15/2035	145,000	151,720
Lowe`s Cos., Inc., 4.85%, 10/15/2035	359,000	358,384
		1,660,614
Technology Hardware, Storage & Peripherals-1.13%
Apple, Inc., 4.75%, 05/12/2035	299,000	308,616
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035	217,000	235,851
HP, Inc., 6.10%, 04/25/2035	145,000	154,287
NetApp, Inc., 5.70%, 03/17/2035	180,000	189,484
		888,238
Textiles, Apparel & Luxury Goods-0.28%
Tapestry, Inc., 5.50%, 03/11/2035	217,000	222,567
Tobacco-1.29%
Altria Group, Inc.
5.63%, 02/06/2035	144,000	150,276
5.25%, 08/06/2035	145,000	147,755
	Principal Amount	Value
Tobacco-(continued)
B.A.T. Capital Corp. (United Kingdom), 5.63%, 08/15/2035	$299,000	$313,639
Philip Morris International, Inc., 4.88%, 04/30/2035	170,000	171,669
Reynolds American, Inc. (United Kingdom), 5.70%, 08/15/2035	217,000	228,541
		1,011,880
Trading Companies & Distributors-0.27%
GATX Corp., 5.50%, 06/15/2035	205,000	211,988
Water Utilities-0.48%
American Water Capital Corp., 5.25%, 03/01/2035	218,000	225,979
Essential Utilities, Inc., 5.25%, 08/15/2035	150,000	153,852
		379,831
Wireless Telecommunication Services-1.10%
T-Mobile USA, Inc.
4.70%, 01/15/2035	264,000	261,997
5.30%, 05/15/2035	299,000	309,287
4.95%, 11/15/2035	294,000	295,689
		866,973
Total U.S. Dollar Denominated Bonds & Notes (Cost $76,532,165)		77,291,421
	Shares
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d) (Cost $122,703)	122,703	122,703
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.62% (Cost $76,654,868)		77,414,124
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.96%
Invesco Private Government Fund, 4.00%(c)(d)(e)	654,288	654,288
Invesco Private Prime Fund, 4.12%(c)(d)(e)	1,671,153	1,671,654
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,325,942)		2,325,942
TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $78,980,810)		79,740,066
OTHER ASSETS LESS LIABILITIES-(1.58)%		(1,240,539)
NET ASSETS-100.00%		$78,499,527
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
DAC	-Designated Activity Co.
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,351	$1,003,927	$(960,575)	$-	$-	$122,703	$1,346
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	147,715	2,115,152	(1,608,579)	-	-	654,288	5,164 *
Invesco Private Prime Fund	383,929	4,885,244	(3,597,494)	(25)	-	1,671,654	13,867 *
Total	$610,995	$8,004,323	$(6,166,648)	$(25)	$-	$2,448,645	$20,377

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-4.64%
Aerospace & Defense-4.52%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	$25,190,000	$26,485,292
Metals & Mining-0.12%
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	666,000	681,068
Total U.S. Dollar Denominated Bonds & Notes (Cost $27,144,140)		27,166,360
	Shares	Value
Money Market Funds-94.86%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d) (Cost $555,641,393)	555,641,393	$555,641,393
TOTAL INVESTMENTS IN SECURITIES-99.50% (Cost $582,785,533)		582,807,753
OTHER ASSETS LESS LIABILITIES-0.50%		2,902,040
NET ASSETS-100.00%		$585,709,793

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $27,166,360, which represented 4.64% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$574,745,041	$98,639,582	$(117,743,230)	$-	$-	$555,641,393	$5,810,431
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	339	(339)	-	-	-	1 *
Invesco Private Prime Fund	-	8,635	(8,635)	-	-	-	1 *
Total	$574,745,041	$98,648,556	$(117,752,204)	$-	$-	$555,641,393	$5,810,433

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-90.81%
Aerospace & Defense-5.08%
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)	$20,942,000	$22,635,035
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	33,500,000	36,744,872
		59,379,907
Automobile Components-0.58%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	7,980,000	6,773,384
Banks-1.20%
Freedom Mortgage Corp., 12.25%, 10/01/2030(b)	12,570,000	13,963,422
Capital Markets-1.84%
Aretec Group, Inc., 10.00%, 08/15/2030(b)	15,838,000	17,204,883
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	4,292,000	4,298,214
		21,503,097
Chemicals-2.21%
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)(c)	13,812,000	14,699,297
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	5,549,000	5,266,228
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	5,803,000	5,820,231
		25,785,756
Commercial Services & Supplies-3.39%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(c)	9,962,000	9,916,924
Matthews International Corp., 8.63%, 10/01/2027(b)(c)	8,440,000	8,727,002
RB Global Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)(c)	19,932,000	20,915,505
		39,559,431
Communications Equipment-1.01%
Hughes Satellite Systems Corp., 5.25%, 08/01/2026(c)	12,491,000	11,791,073
Consumer Finance-3.07%
Navient Corp., 6.75%, 06/15/2026	12,568,000	12,744,681
OneMain Finance Corp., 7.13%, 03/15/2026	10,656,000	10,732,478
SLM Corp., 3.13%, 11/02/2026	12,567,000	12,341,074
		35,818,233
Containers & Packaging-0.87%
Ball Corp., 4.88%, 03/15/2026	6,374,000	6,354,081
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	3,841,000	3,841,681
		10,195,762
Distributors-1.81%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)(c)	20,093,000	21,168,397
Diversified Consumer Services-0.01%
Allwyn Entertainment Financing (UK) PLC (United Kingdom), 7.88%, 04/30/2029(b)	130,000	134,535
	Principal Amount	Value
Diversified Telecommunication Services-7.71%
Altice France (France), 9.50%, 11/01/2029(b)	$31,620,000	$32,479,214
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	18,943,000	19,137,071
8.75%, 05/15/2030(b)	22,446,000	23,487,876
8.63%, 03/15/2031(b)	14,141,000	14,949,313
		90,053,474
Electric Utilities-7.05%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	33,505,000	35,540,898
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	25,000	24,852
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	40,481,000	43,023,855
XPLR Infrastructure Operating Partners L.P., 3.88%, 10/15/2026(b)	3,767,000	3,764,066
		82,353,671
Electrical Equipment-2.53%
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	29,046,000	29,504,723
Financial Services-7.94%
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)	16,970,000	17,655,096
EG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	27,617,000	30,144,038
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	7,931,000	7,931,361
NCR Atleos Corp., 9.50%, 04/01/2029(b)	34,146,000	36,933,441
		92,663,936
Ground Transportation-1.17%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	14,060,000	13,704,011
Health Care Providers & Services-5.70%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)	3,809,000	4,011,623
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	19,973,000	21,529,218
11.00%, 10/15/2030(b)(c)	27,440,000	30,241,542
Team Health Holdings, Inc., 8.38%, 06/30/2028(b)	10,644,000	10,742,425
		66,524,808
Hotel & Resort REITs-1.20%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	14,063,000	13,980,047
Hotels, Restaurants & Leisure-6.00%
Brinker International, Inc., 8.25%, 07/15/2030(b)(c)	9,846,000	10,452,563
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	8,416,000	8,216,325
MGM Resorts International, 4.63%, 09/01/2026(c)	11,253,000	11,244,650
Travel + Leisure Co., 6.63%, 07/31/2026(b)	18,284,000	18,405,266
Viking Cruises Ltd., 9.13%, 07/15/2031(b)	20,252,000	21,738,112
		70,056,916
Insurance-1.83%
Jones Deslauriers Insurance Management, Inc. (Canada), 8.50%, 03/15/2030(b)	20,385,000	21,353,573
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Life Sciences Tools & Services-2.29%
IQVIA, Inc., 5.00%, 10/15/2026(b)	$26,745,000	$26,748,022
Machinery-1.08%
Chart Industries, Inc., 9.50%, 01/01/2031(b)	11,848,000	12,658,225
Media-8.25%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	18,476,000	18,481,356
DISH DBS Corp., 5.25%, 12/01/2026(b)	43,599,000	42,627,946
Radiate Holdco LLC/Radiate Finance, Inc., 6.25% PIK Rate, 0.00% Cash Rate, 09/25/2029(b)(c)(d)	9,934,828	7,471,045
Sirius XM Radio LLC, 3.13%, 09/01/2026(b)	27,915,000	27,701,793
		96,282,140
Metals & Mining-1.21%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	16,177,000	14,193,747
Mortgage REITs-0.96%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	11,250,000	11,172,569
Oil, Gas & Consumable Fuels-6.24%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	8,436,000	8,467,711
Buckeye Partners L.P., 3.95%, 12/01/2026	15,084,000	14,998,341
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	11,254,000	11,239,952
Range Resources Corp., 8.25%, 01/15/2029	15,076,000	15,388,254
SM Energy Co., 6.75%, 09/15/2026	10,426,000	10,444,777
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	12,237,000	12,293,070
		72,832,105
Real Estate Management & Development-1.95%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	10,050,000	10,783,751
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	11,256,000	11,956,607
		22,740,358
Software-1.76%
Fair Isaac Corp., 5.25%, 05/15/2026(b)	10,056,000	10,107,587
RingCentral, Inc., 8.50%, 08/15/2030(b)(c)	9,848,000	10,488,770
		20,596,357
	Principal Amount	Value
Specialty Retail-1.18%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	$13,511,000	$13,795,546
Technology Hardware, Storage & Peripherals-1.06%
Western Digital Corp., 4.75%, 02/15/2026	12,426,000	12,439,854
Textiles, Apparel & Luxury Goods-2.63%
Hanesbrands, Inc., 9.00%, 02/15/2031(b)(c)	14,987,000	15,840,870
Under Armour, Inc., 3.25%, 06/15/2026	14,909,000	14,819,932
		30,660,802
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,057,860,854)		1,060,387,881
	Shares
Money Market Funds-7.60%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(e)(f) (Cost $88,709,904)	88,709,904	88,709,904
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.41% (Cost $1,146,570,758)		1,149,097,785
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.91%
Invesco Private Government Fund, 4.00%(e)(f)(g)	12,805,330	12,805,330
Invesco Private Prime Fund, 4.12%(e)(f)(g)	32,871,320	32,881,181
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,686,511)		45,686,511
TOTAL INVESTMENTS IN SECURITIES-102.32% (Cost $1,192,257,269)		1,194,784,296
OTHER ASSETS LESS LIABILITIES-(2.32)%		(27,106,341)
NET ASSETS-100.00%		$1,167,677,955
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $893,257,771, which represented 76.50% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,881,696	$273,459,184	$(270,630,976)	$-	$-	$88,709,904	$798,995
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,048,627	51,168,801	(70,412,098)	-	-	12,805,330	232,967 *
Invesco Private Prime Fund	83,352,265	86,362,704	(136,834,395)	(5,815)	6,422	32,881,181	647,554 *
Total	$201,282,588	$410,990,689	$(477,877,469)	$(5,815)	$6,422	$134,396,415	$1,679,516

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.51%
Aerospace & Defense-0.54%
Moog, Inc., 4.25%, 12/15/2027(b)	$3,728,000	$3,709,368
Automobile Components-3.51%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	2,885,000	2,882,435
5.75%, 07/15/2027(b)	2,522,000	2,523,374
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	5,620,000	6,024,257
Dana, Inc., 5.38%, 11/15/2027(c)	3,025,000	3,033,361
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	5,830,000	5,818,599
United Rentals (North America), Inc., 5.50%, 05/15/2027	3,772,000	3,774,666
		24,056,692
Automobiles-0.44%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	3,025,000	3,022,578
Banks-0.59%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	4,043,000	4,056,900
Broadline Retail-2.35%
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	15,003,000	16,088,092
Building Products-0.76%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	2,645,000	2,651,496
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	2,986,000	2,566,667
		5,218,163
Capital Markets-1.50%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	10,421,000	10,295,883
Chemicals-4.85%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	4,168,000	4,177,002
Celanese US Holdings LLC, 6.67%, 07/15/2027	11,330,000	11,669,696
Chemours Co. (The), 5.38%, 05/15/2027	4,124,000	4,126,828
HB Fuller Co., 4.00%, 02/15/2027	2,269,000	2,253,973
Methanex Corp. (Canada), 5.13%, 10/15/2027	5,830,000	5,850,667
SNF Group SACA (France), 3.13%, 03/15/2027(b)(c)	2,643,000	2,600,203
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	2,562,000	2,576,018
		33,254,387
Commercial Services & Supplies-4.30%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	4,992,000	4,980,566
CoreCivic, Inc., 4.75%, 10/15/2027	1,803,000	1,795,745
Enviri Corp., 5.75%, 07/31/2027(b)(c)	3,587,000	3,593,622
GEO Group, Inc. (The), 10.25%, 04/15/2031	5,200,000	5,709,901
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	2,689,000	2,700,353
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	$8,324,000	$8,136,062
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	2,501,000	2,537,601
		29,453,850
Communications Equipment-0.91%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	6,250,000	6,246,321
Construction & Engineering-0.47%
Pike Corp., 8.63%, 01/31/2031(b)(c)	3,022,000	3,196,763
Consumer Finance-2.43%
Navient Corp.
5.00%, 03/15/2027	5,830,000	5,829,540
11.50%, 03/15/2031	4,168,000	4,661,133
OneMain Finance Corp., 3.50%, 01/15/2027(c)	6,249,000	6,172,560
		16,663,233
Consumer Staples Distribution & Retail-3.45%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	11,243,000	11,247,057
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	4,177,000	4,398,991
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	8,004,000	8,011,954
		23,658,002
Containers & Packaging-6.17%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	4,532,000	4,532,000
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)(c)	2,264,000	2,260,552
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/2027(b)	9,792,000	9,257,901
7.88%, 04/15/2030(b)	19,760,000	17,956,900
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	5,095,000	5,109,230
Sealed Air Corp., 4.00%, 12/01/2027(b)	3,179,075	3,174,594
		42,291,177
Diversified Consumer Services-1.60%
Service Corp. International, 4.63%, 12/15/2027	4,598,000	4,593,326
Sotheby’s, 7.38%, 10/15/2027(b)(c)	6,368,000	6,343,895
		10,937,221
Diversified Telecommunication Services-2.64%
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	9,577,000	9,597,695
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)(c)	7,914,000	8,507,384
		18,105,079
Electric Utilities-2.19%
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	10,857,000	10,898,550
XPLR Infrastructure Operating Partners L.P., 4.50%, 09/15/2027(b)	4,152,000	4,092,305
		14,990,855
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Electrical Equipment-0.76%
EnerSys, 4.38%, 12/15/2027(b)(c)	$2,247,000	$2,236,751
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(b)(c)	2,995,000	2,994,470
		5,231,221
Energy Equipment & Services-0.70%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	4,683,000	4,800,023
Entertainment-3.08%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)(c)	9,993,000	10,100,425
4.75%, 10/15/2027(b)(c)	7,908,000	7,901,075
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	3,018,000	3,122,984
		21,124,484
Financial Services-2.29%
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)	5,820,000	5,963,405
LD Holdings Group LLC, 8.75%, 11/01/2027(b)	2,570,000	2,512,603
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	3,025,000	3,030,112
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	4,177,000	4,189,990
		15,696,110
Gas Utilities-0.63%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	4,260,000	4,279,315
Health Care Equipment & Supplies-1.02%
Teleflex, Inc., 4.63%, 11/15/2027	4,177,000	4,158,020
Varex Imaging Corp., 7.88%, 10/15/2027(b)	2,774,000	2,841,247
		6,999,267
Health Care Providers & Services-1.66%
Tenet Healthcare Corp., 5.13%, 11/01/2027	11,325,000	11,334,989
Health Care REITs-1.49%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	10,572,000	10,225,806
Health Care Technology-0.36%
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/2027(b)	2,500,000	2,481,565
Hotel & Resort REITs-1.33%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	5,824,000	5,815,165
Service Properties Trust, 5.50%, 12/15/2027	3,371,000	3,304,649
		9,119,814
Hotels, Restaurants & Leisure-6.60%
Academy Ltd., 6.00%, 11/15/2027(b)	3,020,000	3,031,847
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	8,330,000	8,329,483
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	4,999,000	5,001,469
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC, 4.75%, 06/01/2027(b)	6,265,000	6,275,381
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)	3,345,000	3,367,337
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	$4,162,000	$4,111,341
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	4,166,000	4,134,619
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	3,346,000	3,400,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	7,494,000	7,527,311
		45,178,813
Household Durables-1.83%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	2,674,000	2,688,680
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	3,777,000	3,778,209
Newell Brands, Inc., 6.38%, 09/15/2027	3,777,000	3,788,175
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	2,244,000	2,263,125
		12,518,189
Insurance-3.33%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	6,247,000	6,166,444
6.75%, 10/15/2027(b)	11,195,000	11,240,676
USI, Inc., 7.50%, 01/15/2032(b)	5,165,000	5,390,881
		22,798,001
Interactive Media & Services-3.88%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)(c)	3,761,000	3,758,272
Nexstar Media, Inc., 5.63%, 07/15/2027(b)(c)	12,937,000	12,956,910
WarnerMedia Holdings, Inc., 3.76%, 03/15/2027	9,950,000	9,852,390
		26,567,572
IT Services-1.83%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)(c)	3,749,000	3,694,651
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	3,747,000	3,715,564
EquipmentShare.com, Inc., 8.63%, 05/15/2032(b)(c)	5,000,000	5,148,555
		12,558,770
Machinery-1.71%
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)(c)	11,670,000	11,729,690
Media-11.31%
Altice Financing S.A. (Luxembourg), 9.63%, 07/15/2027(b)	3,120,000	2,493,145
Belo Corp.
7.75%, 06/01/2027	1,512,000	1,577,565
7.25%, 09/15/2027	1,808,000	1,884,043
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	27,066,000	27,044,742
CSC Holdings LLC, 5.50%, 04/15/2027(b)	9,808,000	8,471,000
DISH Network Corp., 11.75%, 11/15/2027(b)	23,622,000	24,686,053
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	11,325,000	11,336,257
		77,492,805
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Metals & Mining-0.17%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)(c)	$1,137,000	$1,137,695
Mortgage REITs-0.97%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	2,535,000	2,501,161
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)(c)	4,177,000	4,153,403
		6,654,564
Oil, Gas & Consumable Fuels-6.46%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	2,539,000	2,946,878
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/2032(b)	4,167,000	4,434,096
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	2,385,000	2,379,370
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)(c)	3,876,000	3,938,280
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,264,000	2,271,362
NuStar Logistics L.P., 5.63%, 04/28/2027	4,582,000	4,641,905
SM Energy Co., 6.63%, 01/15/2027	3,041,000	3,053,286
Sunoco L.P., 5.88%, 07/15/2027(b)	3,228,000	3,231,335
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)(c)	16,650,000	17,345,254
		44,241,766
Passenger Airlines-0.53%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	3,545,000	3,598,405
Personal Care Products-1.06%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	6,998,000	7,225,736
Professional Services-0.44%
Korn Ferry, 4.63%, 12/15/2027(b)	3,024,000	3,026,201
Retail REITs-0.60%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	4,150,000	4,093,337
Software-1.01%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	6,800,000	6,945,928
	Principal Amount	Value
Specialized REITs-1.21%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)(c)	$8,325,000	$8,301,861
Specialty Retail-0.49%
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	3,345,000	3,352,099
Textiles, Apparel & Luxury Goods-0.60%
VF Corp., 2.80%, 04/23/2027(c)	4,180,000	4,079,580
Trading Companies & Distributors-1.46%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	9,994,000	9,999,882
Total U.S. Dollar Denominated Bonds & Notes (Cost $664,279,083)		668,038,052
	Shares
Money Market Funds-1.53%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $10,478,634)	10,478,634	10,478,634
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.04% (Cost $674,757,717)		678,516,686
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.07%
Invesco Private Government Fund, 4.00%(d)(e)(f)	28,393,769	28,393,769
Invesco Private Prime Fund, 4.12%(d)(e)(f)	74,841,337	74,863,789
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,258,337)		103,257,558
TOTAL INVESTMENTS IN SECURITIES-114.11% (Cost $778,016,054)		781,774,244
OTHER ASSETS LESS LIABILITIES-(14.11)%		(96,642,227)
NET ASSETS-100.00%		$685,132,017

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $493,792,505, which represented 72.07% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,465,155	$63,008,813	$(90,995,334)	$-	$-	$10,478,634	$140,830
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,838,314	44,206,037	(44,650,582)	-	-	28,393,769	336,451 *
Invesco Private Prime Fund	74,984,082	92,265,198	(92,384,481)	(6,487)	5,477	74,863,789	907,725 *
Total	$142,287,551	$199,480,048	$(228,030,397)	$(6,487)	$5,477	$113,736,192	$1,385,006

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.27%
Aerospace & Defense-2.74%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)(c)	$2,766,000	$2,776,547
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	1,469,000	1,444,918
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	2,579,000	2,594,469
TransDigm, Inc., 6.75%, 08/15/2028(b)	7,733,000	7,900,767
		14,716,701
Automobile Components-4.89%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	1,342,000	1,348,765
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	1,817,000	1,642,150
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	1,837,000	1,792,972
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)	2,759,000	2,834,064
Dana, Inc., 5.63%, 06/15/2028(c)	1,472,000	1,473,766
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	1,837,000	1,828,110
Tenneco, Inc., 8.00%, 11/17/2028(b)(c)	6,993,000	6,996,820
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	6,148,000	6,152,991
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)(c)	2,190,000	2,236,995
		26,306,633
Automobiles-0.14%
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	740,000	745,570
Biotechnology-0.73%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	1,599,000	1,428,307
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)(c)	2,574,000	2,518,662
		3,946,969
Building Products-1.09%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	1,471,000	1,527,520
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	2,159,000	2,162,554
9.75%, 07/15/2028(b)	553,000	556,616
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	1,636,000	1,619,059
		5,865,749
Capital Markets-0.65%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	3,685,000	3,487,805
Chemicals-5.27%
Celanese US Holdings LLC, 6.85%, 11/15/2028	3,680,000	3,806,953
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	2,885,000	2,802,253
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)(c)	1,783,000	1,239,631
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	2,026,000	2,022,188
Element Solutions, Inc., 3.88%, 09/01/2028(b)(c)	2,943,000	2,884,392
HB Fuller Co., 4.25%, 10/15/2028(c)	1,101,000	1,075,093
	Principal Amount	Value
Chemicals-(continued)
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	$1,275,000	$1,110,449
Ingevity Corp., 3.88%, 11/01/2028(b)	2,026,000	1,965,350
LSB Industries, Inc., 6.25%, 10/15/2028(b)	1,638,000	1,635,298
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	1,471,000	1,461,129
Olympus Water US Holding Corp., 4.25%, 10/01/2028(b)	3,006,000	2,884,899
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	4,050,000	4,035,244
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	1,477,000	1,456,858
		28,379,737
Commercial Services & Supplies-2.80%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	2,854,000	2,805,364
4.63%, 06/01/2028(b)(c)	4,518,000	4,438,427
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	1,471,000	1,509,205
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	2,765,000	2,713,149
Interface, Inc., 5.50%, 12/01/2028(b)	1,046,000	1,045,346
Madison IAQ LLC, 4.13%, 06/30/2028(b)(c)	2,575,000	2,529,856
		15,041,347
Communications Equipment-0.27%
Viasat, Inc., 6.50%, 07/15/2028(b)	1,477,000	1,443,498
Construction & Engineering-1.05%
Fluor Corp., 4.25%, 09/15/2028(c)	1,868,000	1,864,467
Pike Corp., 5.50%, 09/01/2028(b)	2,570,000	2,565,181
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	1,193,000	1,202,150
		5,631,798
Construction Materials-0.74%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	2,597,000	2,173,845
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)(c)	1,827,000	1,806,073
		3,979,918
Consumer Finance-2.47%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	2,212,000	2,324,007
Enova International, Inc., 11.25%, 12/15/2028(b)	1,477,000	1,576,594
FirstCash, Inc., 4.63%, 09/01/2028(b)	1,837,000	1,820,347
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)	2,026,000	2,088,014
Navient Corp., 4.88%, 03/15/2028(c)	1,837,000	1,815,272
OneMain Finance Corp., 3.88%, 09/15/2028	2,212,000	2,148,399
PRA Group, Inc., 8.38%, 02/01/2028(b)	1,464,000	1,501,168
		13,273,801
Consumer Staples Distribution & Retail-2.26%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)	2,760,000	2,812,716
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	4,239,000	4,246,130
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	$1,477,000	$1,373,374
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	1,837,000	1,840,060
US Foods, Inc., 6.88%, 09/15/2028(b)	1,837,000	1,902,304
		12,174,584
Containers & Packaging-3.17%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	2,211,000	2,130,338
Ball Corp., 6.88%, 03/15/2028	10,000	10,000
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	1,637,000	1,643,583
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	1,875,000	1,877,659
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	1,657,000	1,601,942
Iris Holding, Inc., 10.00%, 12/15/2028(b)	1,477,000	1,312,469
LABL, Inc., 5.88%, 11/01/2028(b)	1,817,000	1,239,960
Sealed Air Corp., 6.13%, 02/01/2028(b)	2,853,000	2,903,250
Silgan Holdings, Inc., 4.13%, 02/01/2028	2,102,000	2,081,421
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	2,252,000	2,269,347
		17,069,969
Diversified Consumer Services-0.28%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	1,495,000	1,493,116
Diversified REITs-0.39%
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)(c)	2,103,000	2,074,873
Diversified Telecommunication Services-2.21%
CommScope LLC, 7.13%, 07/01/2028(b)	2,360,000	2,371,411
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	5,711,000	5,736,009
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	3,142,000	3,189,912
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	630,000	598,500
		11,895,832
Electric Utilities-0.42%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	2,326,000	2,268,173
Electrical Equipment-1.01%
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(b)	2,580,000	2,663,785
5.63%, 09/29/2028(b)(c)	2,760,000	2,755,121
		5,418,906
Electronic Equipment, Instruments & Components-0.73%
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
4.63%, 05/01/2028(b)	1,280,000	1,177,187
5.00%, 05/01/2028(b)	1,274,000	1,188,271
5.75%, 05/15/2028(b)	1,660,000	1,560,519
		3,925,977
	Principal Amount	Value
Energy Equipment & Services-1.70%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	$2,944,000	$2,971,938
Bristow Group, Inc., 6.88%, 03/01/2028(b)(c)	1,477,000	1,493,336
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	2,944,000	2,987,916
Oceaneering International, Inc., 6.00%, 02/01/2028	741,000	752,865
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	938,754	967,627
		9,173,682
Entertainment-0.86%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)(c)	2,822,000	2,817,047
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	1,837,000	1,809,217
		4,626,264
Financial Services-2.69%
AG Issuer LLC, 6.25%, 03/01/2028(b)	1,837,000	1,844,506
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	1,472,000	1,468,762
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)(c)	2,212,000	2,345,131
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	3,660,000	3,479,899
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	1,840,000	1,700,121
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	3,682,000	3,628,832
		14,467,251
Food Products-1.81%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	2,943,000	2,923,298
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	1,570,000	1,567,739
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	1,837,000	1,839,795
TKC Holdings, Inc., 6.88%, 05/15/2028(b)(c)	1,562,000	1,580,030
TreeHouse Foods, Inc., 4.00%, 09/01/2028(c)	1,837,000	1,827,931
		9,738,793
Gas Utilities-0.35%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	1,818,000	1,888,542
Health Care Equipment & Supplies-1.60%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	5,110,000	5,333,562
Hologic, Inc., 4.63%, 02/01/2028(b)	1,477,000	1,479,437
Teleflex, Inc., 4.25%, 06/01/2028(b)	1,837,000	1,813,573
		8,626,572
Health Care Providers & Services-3.98%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	1,657,000	1,642,863
Avantor Funding, Inc., 4.63%, 07/15/2028(b)(c)	5,711,000	5,661,630
Cano Health LLC, 6.25%, 10/01/2028(b)(d)(e)(f)	100,000	425
LifePoint Health, Inc., 8.38%, 02/15/2032(b)	2,562,000	2,755,223
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	$2,943,000	$2,866,131
Tenet Healthcare Corp.
4.63%, 06/15/2028	2,213,000	2,215,729
6.13%, 10/01/2028	6,243,000	6,275,027
		21,417,028
Health Care REITs-0.33%
Diversified Healthcare Trust, 4.75%, 02/15/2028	1,837,000	1,763,363
Hotel & Resort REITs-0.78%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	2,670,000	2,674,755
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	1,472,000	1,519,781
		4,194,536
Hotels, Restaurants & Leisure-3.32%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)(c)	2,757,000	2,735,791
Churchill Downs, Inc., 4.75%, 01/15/2028(b)(c)	2,575,000	2,565,106
Full House Resorts, Inc., 8.25%, 02/15/2028(b)(c)	1,505,000	1,307,469
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	1,837,000	1,843,397
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	1,284,000	1,257,906
MGM Resorts International, 4.75%, 10/15/2028	2,757,000	2,744,326
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028(c)	1,108,000	1,076,471
Station Casinos LLC, 4.50%, 02/15/2028(b)(c)	2,543,000	2,518,341
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)(c)	1,837,000	1,814,028
		17,862,835
Household Durables-2.11%
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	1,101,000	1,129,003
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	1,106,000	1,111,910
LGI Homes, Inc., 8.75%, 12/15/2028(b)(c)	1,471,000	1,533,456
M/I Homes, Inc., 4.95%, 02/01/2028	1,465,000	1,461,991
Newell Brands, Inc., 8.50%, 06/01/2028(b)	4,604,000	4,804,164
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,289,000	1,308,068
		11,348,592
Household Products-0.88%
Central Garden & Pet Co., 5.13%, 02/01/2028	1,108,000	1,111,077
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	2,148,000	2,123,757
Prestige Brands, Inc., 5.13%, 01/15/2028(b)(c)	1,469,000	1,473,100
		4,707,934
Independent Power and Renewable Electricity Producers-3.10%
Atlantica Sustainable Infrastructure Ltd. (Spain), 4.13%, 06/15/2028(b)(c)	1,396,000	1,365,061
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-(continued)
Calpine Corp.
4.50%, 02/15/2028(b)	$4,543,000	$4,536,689
5.13%, 03/15/2028(b)	5,097,000	5,125,747
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	3,094,000	3,095,194
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	2,545,000	2,542,138
		16,664,829
Insurance-0.87%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)	4,600,000	4,687,681
Interactive Media & Services-1.29%
Cars.com, Inc., 6.38%, 11/01/2028(b)	1,474,000	1,478,981
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)(c)	1,837,000	1,826,010
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	3,685,000	3,657,227
		6,962,218
IT Services-2.51%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	1,477,000	1,483,357
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	3,494,000	3,446,110
ASGN, Inc., 4.63%, 05/15/2028(b)	2,026,000	1,987,575
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	1,470,000	1,446,005
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	3,790,000	3,873,024
Virtusa Corp., 7.13%, 12/15/2028(b)	1,288,000	1,243,605
		13,479,676
Machinery-1.55%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)(c)	1,288,000	1,250,962
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(b)	1,838,000	1,955,060
Titan International, Inc., 7.00%, 04/30/2028(c)	1,470,000	1,483,761
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	2,206,000	2,298,520
Wabash National Corp., 4.50%, 10/15/2028(b)(c)	1,451,000	1,329,975
		8,318,278
Media-11.65%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	2,169,000	1,839,919
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	9,207,000	9,137,019
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028(b)	3,685,000	3,689,245
CSC Holdings LLC
5.38%, 02/01/2028(b)	3,320,000	2,409,096
11.25%, 05/15/2028(b)	3,343,000	2,595,908
Discovery Communications LLC, 3.95%, 03/20/2028	4,602,000	4,511,617
DISH DBS Corp.
7.38%, 07/01/2028	3,678,000	3,431,794
5.75%, 12/01/2028(b)	8,974,000	8,679,475
GCI LLC, 4.75%, 10/15/2028(b)	2,212,000	2,145,865
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Media-(continued)
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	$1,023,000	$931,477
Lamar Media Corp., 3.75%, 02/15/2028	2,189,000	2,147,042
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)(c)	3,046,000	3,050,953
Sirius XM Radio LLC, 4.00%, 07/15/2028(b)	7,369,000	7,189,514
TEGNA, Inc., 4.63%, 03/15/2028(c)	3,685,000	3,654,307
Univision Communications, Inc., 8.00%, 08/15/2028(b)	5,305,000	5,479,206
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	1,838,000	1,799,487
		62,691,924
Metals & Mining-0.22%
Constellium SE, 5.63%, 06/15/2028(b)(c)	1,194,000	1,196,780
Mortgage REITs-0.34%
Starwood Property Trust, Inc., 5.25%, 10/15/2028(b)	1,840,000	1,853,920
Oil, Gas & Consumable Fuels-6.50%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	1,193,000	1,196,770
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	4,969,000	5,130,955
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	802,000	776,658
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(b)	1,838,000	1,992,420
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	1,826,000	1,895,289
CVR Energy, Inc., 5.75%, 02/15/2028(b)	1,477,000	1,456,872
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	1,477,000	1,486,503
Global Marine, Inc., 7.00%, 06/01/2028	868,000	838,440
Greenfire Resources Ltd. (Canada), 12.00%, 10/01/2028(b)	868,000	923,621
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	3,863,000	3,976,607
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	1,476,000	1,525,845
Matador Resources Co., 6.88%, 04/15/2028(b)(c)	1,837,000	1,882,958
SM Energy Co., 6.50%, 07/15/2028	1,471,000	1,488,893
Sunoco L.P./Sunoco Finance Corp., 7.00%, 09/15/2028(b)(c)	1,837,000	1,898,701
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)(c)	8,289,000	8,495,968
		34,966,500
Paper & Forest Products-0.72%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)(c)	1,106,000	1,077,488
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	1,008,000	940,126
Domtar Corp., 6.75%, 10/01/2028(b)	2,340,000	1,873,651
		3,891,265
	Principal Amount	Value
Passenger Airlines-1.28%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	$2,766,000	$2,833,728
Avianca Midco 2 PLC, 9.00%, 12/01/2028(b)	4,080,000	4,080,000
		6,913,728
Personal Care Products-0.51%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	2,765,000	2,763,625
Pharmaceuticals-4.47%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	1,264,000	1,278,395
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	5,592,000	5,080,138
11.00%, 09/30/2028(b)	6,117,000	6,399,626
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	940,000	924,967
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	2,696,000	2,832,504
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)(c)	7,735,000	7,544,652
		24,060,282
Professional Services-1.55%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	3,388,000	3,283,575
CoreLogic, Inc., 4.50%, 05/01/2028(b)(c)	2,766,000	2,702,737
KBR, Inc., 4.75%, 09/30/2028(b)	918,000	904,645
Science Applications International Corp., 4.88%, 04/01/2028(b)	1,477,000	1,468,096
		8,359,053
Real Estate Management & Development-1.17%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	2,398,000	2,426,251
Forestar Group, Inc., 5.00%, 03/01/2028(b)	1,106,000	1,106,957
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	2,766,000	2,773,540
		6,306,748
Semiconductors & Semiconductor Equipment-0.74%
Entegris, Inc., 4.38%, 04/15/2028(b)	1,472,000	1,461,722
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	2,575,000	2,512,773
		3,974,495
Software-2.40%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	1,280,000	1,287,617
Fair Isaac Corp., 4.00%, 06/15/2028(b)(c)	3,317,000	3,272,936
GoTo Group, Inc., 5.50%, 05/01/2028(b)	1,327,000	1,095,438
NCR Voyix Corp., 5.00%, 10/01/2028(b)	2,390,000	2,374,756
PTC, Inc., 4.00%, 02/15/2028(b)	1,838,000	1,820,714
Rocket Software, Inc., 9.00%, 11/28/2028(b)	2,943,000	3,035,284
		12,886,745
Specialized REITs-0.90%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	3,038,000	3,034,956
5.00%, 07/15/2028(b)	1,837,000	1,829,230
		4,864,186
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Specialty Retail-1.91%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	$1,496,000	$1,489,662
Bath & Body Works, Inc., 5.25%, 02/01/2028	1,635,000	1,641,136
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	2,765,000	2,710,866
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	1,477,000	1,474,833
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	3,130,000	2,964,950
		10,281,447
Trading Companies & Distributors-0.69%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028(b)(c)	3,685,000	3,706,071
Wireless Telecommunication Services-0.18%
Getty Images, Inc., 14.00%, 03/01/2028(b)	1,000,000	953,750
Total U.S. Dollar Denominated Bonds & Notes (Cost $522,545,712)		528,739,549
	Shares
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(g)(h) (Cost $1,311,072)	1,311,072	1,311,072
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.51% (Cost $523,856,784)		530,050,621
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.71%
Invesco Private Government Fund, 4.00%(g)(h)(i)	29,616,616	$29,616,616
Invesco Private Prime Fund, 4.12%(g)(h)(i)	76,421,453	76,444,379
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,061,953)		106,060,995
TOTAL INVESTMENTS IN SECURITIES-118.22% (Cost $629,918,737)		636,111,616
OTHER ASSETS LESS LIABILITIES-(18.22)%		(98,039,230)
NET ASSETS-100.00%		$538,072,386

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $457,434,984, which represented 85.01% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,584,704	$44,068,220	$(55,341,852)	$-	$-	$1,311,072	$77,559
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,953,069	$45,355,868	$(34,692,321)	$-	$-	$29,616,616	$266,635 *
Invesco Private Prime Fund	49,343,748	103,585,114	(76,483,711)	(4,193)	3,421	76,444,379	722,179 *
Total	$80,881,521	$193,009,202	$(166,517,884)	$(4,193)	$3,421	$107,372,067	$1,066,373

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.84%
Aerospace & Defense-3.46%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	$971,000	$1,008,523
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)	1,030,000	1,075,755
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	548,000	538,240
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	3,623,800	3,610,221
TransDigm, Inc.
4.63%, 01/15/2029	1,663,000	1,643,873
6.38%, 03/01/2029(b)	3,817,000	3,936,155
4.88%, 05/01/2029	1,029,000	1,023,474
		12,836,241
Automobile Components-1.85%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	827,000	793,348
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)(c)	836,000	811,007
Belron UK Finance PLC (United Kingdom), 5.75%, 10/15/2029(b)	1,550,000	1,577,344
Champions Financing, Inc., 8.75%, 02/15/2029(b)(c)	820,000	820,300
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	1,174,000	1,141,475
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,266,000	1,251,274
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	473,000	470,766
		6,865,514
Automobiles-0.57%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	687,000	698,809
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	892,000	752,063
Thor Industries, Inc., 4.00%, 10/15/2029(b)	687,000	658,354
		2,109,226
Banks-0.51%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	1,027,000	1,036,603
Trident Energy Finance PLC (United Kingdom), 12.50%, 11/30/2029(b)	830,000	843,969
		1,880,572
Beverages-0.54%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/2029(b)	994,000	1,002,800
4.38%, 04/30/2029(b)	1,036,000	1,005,839
		2,008,639
Broadline Retail-0.84%
Rakuten Group, Inc. (Japan), 9.75%, 04/15/2029(b)	2,785,000	3,098,093
Building Products-0.55%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	686,000	551,435
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	404,000	398,317
	Principal Amount	Value
Building Products-(continued)
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)	$697,000	$689,948
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	375,000	395,722
		2,035,422
Capital Markets-1.14%
Aretec Group, Inc., 7.50%, 04/01/2029(b)	552,000	557,208
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	482,000	483,247
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029	971,000	979,457
4.38%, 02/01/2029(c)	917,000	799,497
10.00%, 11/15/2029(b)	1,376,000	1,385,459
		4,204,868
Chemicals-3.58%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	976,000	943,475
Celanese US Holdings LLC, 6.83%, 07/15/2029	1,030,000	1,065,719
Chemours Co. (The), 4.63%, 11/15/2029(b)	848,000	758,265
INEOS Finance PLC (Luxembourg), 7.50%, 04/15/2029(b)(c)	997,000	895,654
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)(c)	548,000	466,759
Innophos Holdings, Inc., 11.50%, 06/15/2029(b)	644,000	581,146
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)(c)	548,000	549,664
Methanex Corp. (Canada), 5.25%, 12/15/2029(c)	976,000	977,706
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	789,000	764,892
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	547,000	528,985
Rain Carbon, Inc., 12.25%, 09/01/2029(b)	612,000	632,279
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	976,000	981,095
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	561,000	550,021
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	928,000	914,166
Wayfair LLC, 7.25%, 10/31/2029(b)	1,114,000	1,161,620
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	1,595,000	1,502,927
		13,274,373
Commercial Services & Supplies-4.99%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	788,000	715,297
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	1,393,000	1,357,016
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	1,319,000	1,294,462
APi Group DE, Inc.
4.13%, 07/15/2029(b)	464,000	451,234
4.75%, 10/15/2029(b)	383,000	377,840
Brink’s Co. (The), 6.50%, 06/15/2029(b)	547,000	565,695
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	408,000	409,942
CoreCivic, Inc., 8.25%, 04/15/2029	686,000	725,214
CPI CG, Inc., 10.00% CPI, 07/15/2029(b)	360,000	378,650
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Dcli Bidco LLC, 7.75%, 11/15/2029(b)	$686,000	$675,939
Deluxe Corp.
8.00%, 06/01/2029(b)	650,000	657,910
8.13%, 09/15/2029(b)	612,000	645,419
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	864,000	844,574
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	685,000	673,181
GEO Group, Inc. (The), 8.63%, 04/15/2029	891,000	942,023
GFL Environmental, Inc.
4.75%, 06/15/2029(b)	1,030,000	1,029,694
4.38%, 08/15/2029(b)	751,000	741,539
Madison IAQ LLC, 5.88%, 06/30/2029(b)	1,422,000	1,407,514
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)(c)	447,000	451,101
R.R. Donnelley & Sons Co.
9.50%, 08/01/2029(b)	1,455,000	1,496,962
10.88%, 08/01/2029(b)	650,000	656,330
Reworld Holding Corp., 4.88%, 12/01/2029(b)	1,066,000	1,011,065
Sabre GLBL, Inc., 10.75%, 11/15/2029(b)	1,132,000	996,931
		18,505,532
Communications Equipment-0.14%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	546,000	520,323
Construction & Engineering-0.86%
Arcosa, Inc., 4.38%, 04/15/2029(b)	548,000	537,516
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 5.00%, 06/15/2029(b)	482,000	466,239
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	687,000	678,400
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	443,000	431,800
Tutor Perini Corp., 11.88%, 04/30/2029(b)	548,000	609,753
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	477,000	477,155
		3,200,863
Construction Materials-0.34%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	548,000	551,732
Williams Scotsman, Inc., 6.63%, 06/15/2029(b)	687,000	709,325
		1,261,057
Consumer Finance-1.97%
Encore Capital Group, Inc., 9.25%, 04/01/2029(b)	686,000	722,890
Enova International, Inc., 9.13%, 08/01/2029(b)	687,000	726,332
goeasy Ltd. (Canada), 7.63%, 07/01/2029(b)	827,000	820,669
Navient Corp., 5.50%, 03/15/2029(c)	1,030,000	1,015,537
OneMain Finance Corp.
6.63%, 05/15/2029	1,254,000	1,299,169
5.38%, 11/15/2029	1,030,000	1,029,238
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	458,000	417,579
PRA Group, Inc., 5.00%, 10/01/2029(b)(c)	482,000	446,122
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	827,000	814,533
		7,292,069
	Principal Amount	Value
Consumer Staples Distribution & Retail-2.03%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	$1,876,000	$1,800,984
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	548,000	526,581
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	1,393,000	1,457,048
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	1,384,000	1,360,424
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	1,170,000	1,126,371
US Foods, Inc., 4.75%, 02/15/2029(b)	1,254,000	1,249,526
		7,520,934
Containers & Packaging-1.51%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	1,458,000	1,358,105
Ball Corp., 6.00%, 06/15/2029	1,385,000	1,427,182
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	686,000	694,644
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029(b)	607,000	533,557
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	478,000	456,238
Sealed Air Corp., 5.00%, 04/15/2029(b)	585,000	589,524
TriMas Corp., 4.13%, 04/15/2029(b)	548,000	538,197
		5,597,447
Distributors-0.30%
Gates Corp., 6.88%, 07/01/2029(b)	697,000	727,228
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	410,000	391,396
		1,118,624
Diversified Consumer Services-0.53%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	548,000	525,381
Service Corp. International, 5.13%, 06/01/2029(c)	1,031,000	1,036,283
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	407,000	384,838
		1,946,502
Diversified REITs-0.57%
Hudson Pacific Properties L.P., 4.65%, 04/01/2029(c)	699,000	643,989
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	1,544,000	1,466,945
		2,110,934
Diversified Telecommunication Services-2.45%
CommScope LLC, 4.75%, 09/01/2029(b)	1,319,000	1,320,016
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 9.00%, 09/15/2029(b)(c)	2,740,000	2,913,308
Frontier Communications Holdings LLC, 5.88%, 11/01/2029	1,030,000	1,046,104
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	1,114,000	1,067,285
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	$408,000	$369,387
4.88%, 06/15/2029(b)	844,000	808,130
3.75%, 07/15/2029(b)	496,000	440,708
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	408,000	378,457
4.13%, 04/15/2029(b)	452,000	449,175
5.38%, 06/15/2029(b)	316,000	294,000
		9,086,570
Electric Utilities-1.78%
DPL LLC, 4.35%, 04/15/2029	546,000	536,641
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	510,000	487,936
NRG Energy, Inc.
3.38%, 02/15/2029(b)	686,000	657,656
5.25%, 06/15/2029(b)	1,021,000	1,025,942
5.75%, 07/15/2029(b)	1,113,000	1,124,116
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	1,738,000	1,717,017
XPLR Infrastructure Operating Partners L.P., 7.25%, 01/15/2029(b)(c)	1,030,000	1,056,234
		6,605,542
Electrical Equipment-0.35%
WESCO Distribution, Inc., 6.38%, 03/15/2029(b)	1,235,000	1,277,517
Electronic Equipment, Instruments & Components-2.03%
Coherent Corp., 5.00%, 12/15/2029(b)	1,373,000	1,362,135
Imola Merger Corp., 4.75%, 05/15/2029(b)	2,778,000	2,746,334
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
8.75%, 05/01/2029(b)	975,000	966,429
9.50%, 05/30/2029(b)	1,060,000	1,078,295
9.00%, 08/01/2029(b)	690,000	689,954
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	686,000	665,135
		7,508,282
Energy Equipment & Services-0.98%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	420,000	441,282
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	548,000	551,677
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	1,142,000	1,179,323
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 03/15/2029(b)	1,384,000	1,439,587
		3,611,869
Entertainment-0.65%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	488,000	438,910
Banijay Entertainment S.A.S. (France), 8.13%, 05/01/2029(b)	548,000	570,984
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	686,000	661,908
Playtika Holding Corp., 4.25%, 03/15/2029(b)	827,000	748,621
		2,420,423
	Principal Amount	Value
Financial Services-3.51%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	$1,075,000	$728,899
Cobra AcquisitionCo LLC
6.38%, 11/01/2029(b)	550,000	478,570
12.25%, 11/01/2029(b)	343,000	344,286
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	1,430,590	1,339,394
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	1,561,000	1,637,793
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	548,000	569,991
Hightower Holding LLC, 6.75%, 04/15/2029(b)	409,000	410,120
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	834,000	821,578
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	548,000	580,534
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	891,000	871,570
7.88%, 12/15/2029(b)	1,031,000	1,100,566
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(b)	687,000	702,918
Planet Financial Group LLC, 10.50%, 12/15/2029(b)	825,000	864,857
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	720,000	758,905
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	836,000	809,218
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	976,000	966,789
		12,985,988
Food Products-0.91%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/2029(b)	687,000	717,659
Post Holdings, Inc., 5.50%, 12/15/2029(b)	1,711,000	1,713,136
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	929,000	953,882
		3,384,677
Gas Utilities-0.30%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	1,149,000	1,098,465
Ground Transportation-0.83%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	409,000	380,621
Hertz Corp. (The)
12.63%, 07/15/2029(b)(c)	1,732,000	1,731,898
5.00%, 12/01/2029(b)	1,393,000	959,870
		3,072,389
Health Care Equipment & Supplies-3.51%
Hologic, Inc., 3.25%, 02/15/2029(b)	1,319,000	1,304,617
Medline Borrower L.P.
3.88%, 04/01/2029(b)	6,242,000	6,064,168
5.25%, 10/01/2029(b)	3,474,000	3,485,242
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(b)	2,080,000	2,153,985
		13,008,012
Health Care Providers & Services-2.62%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	650,000	632,062
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	$406,000	$398,715
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	1,114,000	1,064,299
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	885,000	885,649
HealthEquity, Inc., 4.50%, 10/01/2029(b)	827,000	813,674
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	682,000	665,366
Option Care Health, Inc., 4.38%, 10/31/2029(b)	686,000	673,054
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	654,000	463,998
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	2,080,000	2,207,161
Tenet Healthcare Corp., 4.25%, 06/01/2029	1,940,000	1,903,235
		9,707,213
Health Care Technology-0.38%
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	1,393,000	1,416,859
Hotel & Resort REITs-1.25%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	1,028,000	998,751
Pebblebrook Hotel L.P./PEB Finance Corp., 6.38%, 10/15/2029(b)	553,000	566,986
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	818,000	807,596
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	687,000	649,839
Service Properties Trust, 8.38%, 06/15/2029	963,000	946,808
XHR L.P., 4.88%, 06/01/2029(b)	685,000	674,710
		4,644,690
Hotels, Restaurants & Leisure-5.11%
1011778 BC ULC/New Red Finance, Inc. (Canada)
3.50%, 02/15/2029(b)	1,030,000	995,724
6.13%, 06/15/2029(b)	1,663,000	1,716,745
5.63%, 09/15/2029(b)	686,000	699,902
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)(c)	414,000	371,498
Boyne USA, Inc., 4.75%, 05/15/2029(b)	944,000	932,499
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)(c)	1,662,000	1,574,079
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	1,393,000	1,342,559
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	740,000	746,673
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(b)	752,000	770,640
3.75%, 05/01/2029(b)	1,114,000	1,081,602
Hilton Grand Vacations Borrower LLC, 5.00%, 06/01/2029(b)	1,180,000	1,134,606
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	686,000	705,950
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	699,000	478,815
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	$686,000	$651,803
MGM Resorts International, 6.13%, 09/15/2029	1,170,000	1,196,779
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	1,040,000	1,018,830
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	548,000	528,848
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)	547,000	506,297
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	992,000	960,318
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029	686,000	636,816
Travel + Leisure Co., 4.50%, 12/01/2029(b)	890,000	868,941
		18,919,924
Household Durables-1.20%
Century Communities, Inc., 3.88%, 08/15/2029(b)	680,000	647,619
LGI Homes, Inc., 4.00%, 07/15/2029(b)	408,000	373,204
New Home Co., Inc. (The), 9.25%, 10/01/2029(b)	511,000	531,187
Newell Brands, Inc., 6.63%, 09/15/2029(c)	687,000	677,416
Sensata Technologies B.V., 4.00%, 04/15/2029(b)(c)	1,274,000	1,245,259
Whirlpool Corp., 4.75%, 02/26/2029	973,000	967,664
		4,442,349
Household Products-0.28%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	1,095,000	1,043,141
Independent Power and Renewable Electricity Producers-0.39%
Calpine Corp., 4.63%, 02/01/2029(b)	891,000	885,004
TransAlta Corp. (Canada), 7.75%, 11/15/2029	547,000	571,951
		1,456,955
Insurance-2.35%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/2029(b)	1,271,000	1,323,881
4.25%, 02/15/2029(b)	975,000	947,846
8.50%, 06/15/2029(b)	687,000	721,009
6.00%, 08/01/2029(b)	687,000	677,514
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 8.63%, 06/15/2029(b)	547,000	578,970
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	613,000	608,333
AmWINS Group, Inc.
6.38%, 02/15/2029(b)	1,031,000	1,060,131
4.88%, 06/30/2029(b)	1,084,000	1,058,249
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	993,000	992,243
HUB International Ltd., 5.63%, 12/01/2029(b)	751,000	754,113
		8,722,289
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-0.63%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	$482,000	$485,613
WarnerMedia Holdings, Inc., 4.05%, 03/15/2029	1,886,000	1,830,981
		2,316,594
IT Services-0.98%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 08/01/2029(b)(c)	606,000	637,469
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	708,000	620,017
Twilio, Inc., 3.63%, 03/15/2029	697,000	675,248
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(b)	836,000	846,000
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	890,000	843,484
		3,622,218
Leisure Products-0.09%
Universal Entertainment Corp. (Japan), 9.88%, 08/01/2029(b)	323,000	322,489
Machinery-1.56%
ESAB Corp., 6.25%, 04/15/2029(b)	976,000	1,006,690
GrafTech Finance, Inc., 4.63%, 12/23/2029(b)	684,000	507,015
Hillenbrand, Inc., 6.25%, 02/15/2029	686,000	703,299
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada), 9.00%, 02/15/2029(b)	1,393,000	1,467,874
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	613,000	595,864
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	687,000	677,472
Terex Corp., 5.00%, 05/15/2029(b)	837,000	832,252
		5,790,466
Media-10.16%
Altice Financing S.A. (Altice-Int’l) (Luxembourg), 5.75%, 08/15/2029(b)	2,605,000	1,741,455
AMC Networks, Inc.
10.25%, 01/15/2029(b)	1,210,000	1,270,443
4.25%, 02/15/2029(c)	457,000	401,625
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	2,081,000	2,062,412
6.38%, 09/01/2029(b)	2,080,000	2,113,199
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	1,458,000	1,443,435
CMG Media Corp., 8.88%, 06/18/2029(b)	790,000	648,471
CSC Holdings LLC
11.75%, 01/31/2029(b)	2,630,000	1,855,573
6.50%, 02/01/2029(b)	2,373,000	1,492,370
Discovery Communications LLC, 4.13%, 05/15/2029	924,000	899,486
DISH DBS Corp., 5.13%, 06/01/2029	2,080,000	1,762,348
EchoStar Corp., 10.75%, 11/30/2029	7,552,000	8,333,179
Gray Media, Inc., 10.50%, 07/15/2029(b)(c)	1,738,000	1,874,395
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	984,000	911,371
Lamar Media Corp., 4.88%, 01/15/2029	547,000	546,329
	Principal Amount	Value
Media-(continued)
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	$879,000	$890,692
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	687,000	668,025
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	714,000	665,036
Sirius XM Radio LLC, 5.50%, 07/01/2029(b)	1,738,000	1,748,237
Stagwell Global LLC, 5.63%, 08/15/2029(b)	1,524,000	1,482,227
TEGNA, Inc., 5.00%, 09/15/2029	1,524,000	1,511,008
Univision Communications, Inc., 4.50%, 05/01/2029(b)	1,459,000	1,392,434
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,979,000	1,944,694
		37,658,444
Metals & Mining-1.65%
ATI, Inc., 4.88%, 10/01/2029	445,000	444,460
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	988,000	993,784
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(b)	503,000	491,810
6.88%, 11/01/2029(b)	1,254,000	1,291,260
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	400,000	399,517
Constellium SE, 3.75%, 04/15/2029(b)	686,000	661,243
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	742,000	752,219
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	686,000	628,236
TMS International Corp., 6.25%, 04/15/2029(b)	482,000	466,087
		6,128,616
Mortgage REITs-0.89%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)(c)	690,000	670,917
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	612,000	642,707
Rithm Capital Corp., 8.00%, 04/01/2029(b)	1,067,000	1,091,700
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	824,000	874,297
		3,279,621
Office REITs-0.22%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	755,000	818,352
Oil, Gas & Consumable Fuels-10.01%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	1,393,000	1,456,607
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	1,041,000	1,045,219
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	697,000	699,874
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029(b)	697,000	727,458
Buckeye Partners L.P., 6.88%, 07/01/2029(b)	836,000	871,403
California Resources Corp., 8.25%, 06/15/2029(b)	1,254,000	1,312,988
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	1,524,000	1,591,736
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
CNX Resources Corp., 6.00%, 01/15/2029(b)	$697,000	$700,093
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	1,699,000	1,705,460
6.75%, 03/01/2029(b)	547,000	544,378
CVR Energy, Inc., 8.50%, 01/15/2029(b)	836,000	860,391
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	1,459,000	1,530,325
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	836,000	873,801
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	473,000	479,223
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(b)	890,000	919,854
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	836,000	821,671
Ithaca Energy (North Sea) PLC (United Kingdom), 8.13%, 10/15/2029(b)	1,041,000	1,092,276
ITT Holdings LLC, 6.50%, 08/01/2029(b)	1,695,000	1,644,247
Kodiak Gas Services LLC, 7.25%, 02/15/2029(b)	1,040,000	1,085,113
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	697,000	690,753
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	807,000	818,855
Murphy Oil USA, Inc., 4.75%, 09/15/2029	687,000	682,241
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	1,254,000	1,290,977
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	544,000	563,265
SM Energy Co., 6.75%, 08/01/2029(b)	1,040,000	1,039,507
Sunoco L.P.
7.00%, 05/01/2029(b)	1,040,000	1,083,359
4.50%, 10/01/2029(b)	1,094,000	1,068,653
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029(c)	1,115,000	1,093,680
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	1,115,000	1,158,068
Talos Production, Inc., 9.00%, 02/01/2029(b)	854,000	891,298
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	545,000	545,352
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029(b)	976,000	960,023
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	4,161,000	4,391,064
Vital Energy, Inc., 7.75%, 07/31/2029(b)	406,000	400,762
W&T Offshore, Inc., 10.75%, 02/01/2029(b)	478,000	436,022
		37,075,996
Paper & Forest Products-0.36%
Magnera Corp., 4.75%, 11/15/2029(b)(c)	686,000	621,102
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(c)	1,184,000	703,599
		1,324,701
Passenger Airlines-0.61%
American Airlines, Inc., 8.50%, 05/15/2029(b)(c)	1,393,000	1,456,059
OneSky Flight LLC, 8.88%, 12/15/2029(b)	752,000	799,198
		2,255,257
	Principal Amount	Value
Personal Care Products-0.18%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	$686,000	$647,258
Pharmaceuticals-1.00%
AdaptHealth LLC, 4.63%, 08/01/2029(b)(c)	688,000	664,467
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.
12.25%, 04/15/2029(b)	1,115,000	1,206,919
4.88%, 06/01/2029(b)(c)	820,000	770,540
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	1,083,000	1,057,257
		3,699,183
Professional Services-0.62%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	475,000	452,876
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	1,268,000	1,199,471
TriNet Group, Inc., 3.50%, 03/01/2029(b)	686,000	647,866
		2,300,213
Real Estate Management & Development-0.88%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	771,000	744,381
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	891,000	865,704
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	875,000	855,378
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	837,000	811,797
		3,277,260
Residential REITs-0.12%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	481,000	456,140
Semiconductors & Semiconductor Equipment-0.58%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	1,030,000	1,107,007
Entegris, Inc., 3.63%, 05/01/2029(b)	547,000	522,451
Synaptics, Inc., 4.00%, 06/15/2029(b)	548,000	527,036
		2,156,494
Software-4.78%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	1,036,000	884,166
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	1,030,000	855,569
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	5,555,000	5,604,588
9.00%, 09/30/2029(b)	5,328,000	5,501,496
Dye & Durham Ltd. (Canada), 8.63%, 04/15/2029(b)	766,000	703,188
Elastic N.V., 4.13%, 07/15/2029(b)	788,000	760,765
Ellucian Holdings, Inc., 6.50%, 12/01/2029(b)	975,000	990,750
NCR Voyix Corp., 5.13%, 04/15/2029(b)	551,000	546,426
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	1,170,000	1,110,765
Rocket Software, Inc., 6.50%, 02/15/2029(b)	789,000	769,028
		17,726,741
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Specialized REITs-0.75%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	$1,374,000	$1,412,449
4.88%, 09/15/2029(b)	1,374,000	1,358,605
		2,771,054
Specialty Retail-4.39%
Arko Corp., 5.13%, 11/15/2029(b)	613,000	511,793
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	1,114,000	1,093,699
At Home Group, Inc., 7.13%, 07/15/2029(b)(d)	20,000	221
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,030,000	978,399
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom)
8.38%, 01/15/2029(b)	724,000	696,155
11.50%, 08/15/2029(b)	741,000	763,842
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	994,000	889,932
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	1,374,000	1,353,936
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	1,114,000	1,074,252
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	1,330,000	1,213,964
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	687,000	664,805
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	890,000	870,983
Staples, Inc., 10.75%, 09/01/2029(b)	3,437,000	3,395,209
Upbound Group, Inc., 6.38%, 02/15/2029(b)	622,000	608,088
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	697,000	687,999
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	837,000	810,968
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/2029(b)	613,000	649,681
		16,263,926
Technology Hardware, Storage & Peripherals-0.18%
Empire Communities Corp. (Canada), 9.75%, 05/01/2029(b)	660,000	664,125
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.45%
Crocs, Inc., 4.25%, 03/15/2029(b)	$475,000	$459,432
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	547,000	520,500
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)(c)	752,000	690,303
		1,670,235
Trading Companies & Distributors-0.59%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(b)	697,000	618,554
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	409,000	399,943
Herc Holdings, Inc., 6.63%, 06/15/2029(b)	1,114,000	1,156,138
		2,174,635
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.84% (Cost $362,177,896)		366,200,405
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.94%
Invesco Private Government Fund, 4.00%(e)(f)(g)	4,605,924	4,605,924
Invesco Private Prime Fund, 4.12%(e)(f)(g)	13,692,378	13,696,486
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,302,566)		18,302,410
TOTAL INVESTMENTS IN SECURITIES-103.78% (Cost $380,480,462)		384,502,815
OTHER ASSETS LESS LIABILITIES-(3.78)%		(13,991,672)
NET ASSETS-100.00%		$370,511,143

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $316,990,008, which represented 85.55% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,104,479	$9,445,499	$(12,549,978)	$-	$-	$-	$27,468
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,046,254	10,595,379	(12,035,709)	-	-	4,605,924	58,214 *
Invesco Private Prime Fund	15,740,268	20,130,982	(22,174,520)	(1,009)	765	13,696,486	159,716 *
Total	$24,891,001	$40,171,860	$(46,760,207)	$(1,009)	$765	$18,302,410	$245,398

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.04%
Aerospace & Defense-1.51%
Axon Enterprise, Inc., 6.13%, 03/15/2030(b)	$1,090,000	$1,126,264
TransDigm, Inc., 6.88%, 12/15/2030(b)	1,600,000	1,669,223
		2,795,487
Air Freight & Logistics-0.91%
Rand Parent LLC, 8.50%, 02/15/2030(b)	923,000	953,382
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	765,000	731,512
		1,684,894
Automobile Components-2.73%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/2030(b)(c)	760,000	783,322
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	1,140,000	1,185,885
Dana, Inc., 4.25%, 09/01/2030	438,000	431,789
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	550,000	586,621
Goodyear Tire & Rubber Co. (The), 6.63%, 07/15/2030(c)	550,000	559,369
ZF North America Capital, Inc. (Germany)
7.13%, 04/14/2030(b)	655,000	649,042
6.75%, 04/23/2030(b)	875,000	852,065
		5,048,093
Automobiles-0.62%
Nissan Motor Co. Ltd. (Japan), 7.50%, 07/17/2030(b)	1,090,000	1,138,415
Banks-0.68%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	1,160,000	1,248,140
Broadline Retail-0.23%
Kohl’s Corp., 10.00%, 06/01/2030(b)	390,000	427,353
Building Products-0.90%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	571,000	583,036
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	541,000	512,232
Park River Holdings, Inc., 8.75%, 12/31/2030(b)	580,000	564,050
		1,659,318
Capital Markets-0.43%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	820,000	793,371
Chemicals-2.82%
Avient Corp., 7.13%, 08/01/2030(b)	793,000	819,411
Celanese US Holdings LLC
6.50%, 04/15/2030	760,000	759,272
7.05%, 11/15/2030	1,040,000	1,078,837
Maxam Prill S.a.r.l. (Luxembourg), 7.75%, 07/15/2030(b)	545,000	557,109
NOVA Chemicals Corp. (Canada), 9.00%, 02/15/2030(b)	704,000	754,117
SNF Group SACA (France), 3.38%, 03/15/2030(b)	400,000	374,256
Tronox, Inc., 9.13%, 09/30/2030(b)(c)	60,000	56,622
Wayfair LLC, 7.75%, 09/15/2030(b)	760,000	811,890
		5,211,514
	Principal Amount	Value
Commercial Services & Supplies-1.64%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/2030(b)	$1,160,000	$1,199,978
Sabre GLBL, Inc., 11.13%, 07/15/2030(b)(c)	1,460,000	1,264,637
VT Topco, Inc., 8.50%, 08/15/2030(b)	548,000	571,126
		3,035,741
Communications Equipment-0.23%
Ciena Corp., 4.00%, 01/31/2030(b)	438,000	422,763
Construction & Engineering-0.84%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	1,585,000	1,556,322
Construction Materials-0.60%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(b)	549,000	555,866
Williams Scotsman, Inc., 6.63%, 04/15/2030(b)	540,000	558,026
		1,113,892
Consumer Finance-4.48%
Atlanticus Holdings Corp., 9.75%, 09/01/2030(b)	440,000	425,496
Credit Acceptance Corp., 6.63%, 03/15/2030(b)	550,000	547,033
Encore Capital Group, Inc., 8.50%, 05/15/2030(b)	544,000	579,421
FirstCash, Inc., 5.63%, 01/01/2030(b)	601,000	605,243
goeasy Ltd. (Canada)
6.88%, 05/15/2030(b)	438,000	419,670
7.38%, 10/01/2030(b)	440,000	426,234
LFS Topco LLC, 8.75%, 07/15/2030(b)	438,000	428,641
Navient Corp., 9.38%, 07/25/2030(c)	542,000	601,177
OneMain Finance Corp.
7.88%, 03/15/2030	765,000	810,369
6.13%, 05/15/2030	820,000	833,849
4.00%, 09/15/2030(c)	919,000	863,325
PRA Group, Inc., 8.88%, 01/31/2030(b)	598,000	620,694
RFNA L.P., 7.88%, 02/15/2030(b)	540,000	547,962
SLM Corp., 6.50%, 01/31/2030	550,000	573,732
		8,282,846
Consumer Staples Distribution & Retail-0.29%
US Foods, Inc., 4.63%, 06/01/2030(b)	541,000	534,478
Containers & Packaging-3.63%
Ball Corp., 2.88%, 08/15/2030	1,438,000	1,327,137
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)(c)	440,000	458,553
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/2030(b)	546,000	555,042
8.75%, 04/15/2030(b)	1,251,000	1,254,039
Crown Americas LLC, 5.25%, 04/01/2030(c)	540,000	551,796
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	433,000	410,430
OI European Group B.V., 4.75%, 02/15/2030(b)(c)	458,000	442,949
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	1,080,000	1,021,069
Trivium Packaging Finance B.V. (Netherlands), 8.25%, 07/15/2030(b)	650,000	684,915
		6,705,930
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Consumer Services-0.47%
Service Corp. International, 3.38%, 08/15/2030	$923,000	$865,813
Diversified REITs-0.38%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	760,000	701,692
Diversified Telecommunication Services-3.77%
Altice France S.A. (France), 6.88%, 10/15/2030(b)	870,000	858,197
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(b)	1,107,000	1,124,888
Level 3 Financing, Inc.
4.50%, 04/01/2030(b)	778,000	720,622
3.88%, 10/15/2030(b)	495,000	445,386
Lumen Technologies, Inc., 4.13%, 04/15/2030(b)	370,000	368,687
WULF Compute LLC, 7.75%, 10/15/2030(b)	3,340,000	3,455,966
		6,973,746
Electric Utilities-0.31%
ContourGlobal Power Holdings S.A. (United Kingdom), 6.75%, 02/28/2030(b)	560,000	576,800
Electrical Equipment-0.73%
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	1,360,000	1,348,911
Electronic Equipment, Instruments & Components-1.67%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	2,971,000	3,082,718
Energy Equipment & Services-3.60%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	739,000	775,329
Noble Finance II LLC, 8.00%, 04/15/2030(b)	1,530,000	1,590,649
SESI L.L.C., 7.88%, 09/30/2030(b)	400,000	398,315
TGS ASA (Norway), 8.50%, 01/15/2030(b)	620,000	645,185
Tidewater, Inc., 9.13%, 07/15/2030(b)	730,000	781,061
Transocean International Ltd., 8.75%, 02/15/2030(b)	987,750	1,030,570
Viridien (France), 10.00%, 10/15/2030(b)	510,000	538,001
WBI Operating LLC, 6.25%, 10/15/2030(b)	900,000	901,053
		6,660,163
Financial Services-3.92%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	400,000	393,741
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(b)	980,000	993,667
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	435,000	440,973
Hightower Holding LLC, 9.13%, 01/31/2030(b)	433,000	462,392
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(b)	560,000	586,326
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	435,000	407,856
Mobius Merger Sub, Inc., 9.00%, 06/01/2030(b)	545,000	391,780
PennyMac Financial Services, Inc., 7.13%, 11/15/2030(b)	710,000	745,790
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	650,000	691,996
	Principal Amount	Value
Financial Services-(continued)
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	$887,000	$783,860
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	433,000	454,863
UWM Holdings LLC, 6.63%, 02/01/2030(b)	875,000	889,890
		7,243,134
Food Products-1.16%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	1,091,000	1,108,932
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	1,056,000	1,025,591
		2,134,523
Gas Utilities-0.36%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.50%, 06/01/2030(b)	620,000	657,466
Ground Transportation-0.34%
Beacon Mobility Corp., 7.25%, 08/01/2030(b)	601,000	629,463
Health Care Equipment & Supplies-0.62%
Embecta Corp.
5.00%, 02/15/2030(b)(c)	561,000	535,189
6.75%, 02/15/2030(b)	219,000	216,898
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	375,000	399,543
		1,151,630
Health Care Providers & Services-6.26%
Community Health Systems, Inc., 5.25%, 05/15/2030(b)	1,692,000	1,599,846
DaVita, Inc., 4.63%, 06/01/2030(b)	2,873,000	2,789,030
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	734,000	678,761
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)(c)	830,000	731,977
Owens & Minor, Inc., 6.63%, 04/01/2030(b)	600,000	385,300
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	433,000	434,578
Star Parent, Inc., 9.00%, 10/01/2030(b)	1,088,000	1,167,370
Tenet Healthcare Corp.
4.38%, 01/15/2030	1,577,700	1,547,130
6.13%, 06/15/2030	2,183,000	2,234,062
		11,568,054
Health Care REITs-0.23%
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	410,000	417,282
Health Care Technology-1.36%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	2,520,000	2,505,138
Hotel & Resort REITs-0.58%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	600,000	613,703
XHR L.P., 6.63%, 05/15/2030(b)	440,000	451,549
		1,065,252
Hotels, Restaurants & Leisure-5.80%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	3,159,000	3,013,155
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	$2,177,000	$2,255,063
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	1,310,000	1,321,029
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	1,382,000	1,289,939
Lindblad Expeditions LLC, 7.00%, 09/15/2030(b)	740,000	759,412
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030(b)	820,000	853,356
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/2030(b)	655,000	665,374
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	542,000	550,293
		10,707,621
Household Durables-2.48%
Dream Finders Homes, Inc., 6.88%, 09/15/2030(b)	330,000	332,855
KB Home, 7.25%, 07/15/2030	382,000	395,394
M/I Homes, Inc., 3.95%, 02/15/2030	340,000	326,591
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	655,000	636,020
New Home Co., Inc. (The), 8.50%, 11/01/2030(b)	330,000	340,320
Newell Brands, Inc., 6.38%, 05/15/2030(c)	820,000	790,048
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	550,000	558,090
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	549,000	551,942
Whirlpool Corp., 6.13%, 06/15/2030	650,000	657,013
		4,588,273
Household Products-0.28%
Central Garden & Pet Co., 4.13%, 10/15/2030	541,000	519,141
Independent Power and Renewable Electricity Producers-0.38%
VoltaGrid LLC, 7.38%, 11/01/2030(b)	700,000	698,538
Insurance-2.88%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	1,240,000	1,288,598
HUB International Ltd., 7.25%, 06/15/2030(b)	3,421,000	3,587,432
Nassau Cos. of New York (The), 7.88%, 07/15/2030(b)	464,000	452,489
		5,328,519
Interactive Media & Services-0.52%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	500,000	474,732
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	602,000	488,711
		963,443
IT Services-1.09%
CoreWeave, Inc., 9.25%, 06/01/2030(b)	2,182,000	2,015,209
Life Sciences Tools & Services-0.67%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	641,000	644,239
IQVIA, Inc., 6.50%, 05/15/2030(b)	575,000	598,662
		1,242,901
	Principal Amount	Value
Machinery-1.81%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	$1,603,000	$1,672,232
New Flyer Holdings, Inc. (Canada), 9.25%, 07/01/2030(b)	650,000	696,682
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(b)	380,000	387,773
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	571,000	587,344
		3,344,031
Marine Transportation-0.19%
NCL Corp. Ltd., 6.25%, 03/01/2030(b)(c)	345,000	348,976
Media-4.80%
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	669,000	532,766
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(b)	939,000	990,183
Discovery Communications LLC, 3.63%, 05/15/2030	998,000	926,892
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	820,000	827,006
iHeartCommunications, Inc., 7.75%, 08/15/2030(b)	740,000	634,525
Lamar Media Corp., 4.00%, 02/15/2030	597,000	578,113
Sirius XM Radio LLC, 4.13%, 07/01/2030(b)	1,652,000	1,565,642
Univision Communications, Inc., 7.38%, 06/30/2030(b)(c)	979,000	994,023
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	1,010,000	894,889
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	1,000,000	933,270
		8,877,309
Metals & Mining-2.73%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	765,000	813,491
ATI, Inc., 7.25%, 08/15/2030	463,000	490,644
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	815,000	833,606
Commercial Metals Co., 4.13%, 01/15/2030	326,000	315,580
Compass Minerals International, Inc., 8.00%, 07/01/2030(b)	708,000	737,739
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(b)	400,000	412,192
Novelis Corp., 6.88%, 01/30/2030(b)	820,000	850,384
Taseko Mines Ltd. (Canada), 8.25%, 05/01/2030(b)	550,000	583,939
		5,037,575
Mortgage REITs-1.71%
Arbor Realty SR, Inc., 7.88%, 07/15/2030(b)	550,000	552,609
Ellington Financial Operating Partnership LLC, 7.38%, 09/30/2030(b)	440,000	445,049
Rithm Capital Corp., 8.00%, 07/15/2030(b)	550,000	561,072
Starwood Property Trust, Inc.
6.00%, 04/15/2030(b)	439,000	452,395
6.50%, 07/01/2030(b)	550,000	576,015
6.50%, 10/15/2030(b)	550,000	574,703
		3,161,843
Oil, Gas & Consumable Fuels-9.53%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	867,000	915,086
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
BKV Upstream Midstream, LLC, 7.50%, 10/15/2030(b)	$550,000	$554,500
Buckeye Partners L.P., 6.75%, 02/01/2030(b)	574,000	601,566
Caturus Energy LLC, 8.50%, 02/15/2030(b)	575,000	593,731
Chord Energy Corp., 6.00%, 10/01/2030(b)	820,000	827,346
Civitas Resources, Inc., 8.63%, 11/01/2030(b)	1,093,000	1,145,774
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	455,000	436,762
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	1,056,000	1,026,837
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	900,000	959,523
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	571,000	603,640
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	571,000	552,679
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	1,041,000	1,050,016
NuStar Logistics L.P., 6.38%, 10/01/2030	688,000	721,266
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030(b)	900,000	946,793
7.88%, 09/15/2030(b)	567,000	558,858
Range Resources Corp., 4.75%, 02/15/2030(b)	564,000	556,889
Sunoco L.P., 4.63%, 05/01/2030(b)	897,000	875,022
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	917,000	893,590
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	813,000	810,888
TransMontaigne Partners LLC, 8.50%, 06/15/2030(b)	576,000	589,443
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)(c)	1,640,000	1,610,054
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)(c)	429,000	420,459
Vital Energy, Inc., 9.75%, 10/15/2030	337,000	351,258
		17,601,980
Passenger Airlines-0.92%
Avianca Midco 2 PLC, 9.63%, 02/14/2030(b)	1,120,000	1,111,779
CHC Group LLC, 11.75%, 09/01/2030(b)	620,000	594,937
		1,706,716
Pharmaceuticals-1.15%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	658,000	639,573
Bausch Health Cos., Inc., 14.00%, 10/15/2030(b)	400,000	404,768
Harrow, Inc., 8.63%, 09/15/2030(b)	270,000	283,416
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030	815,000	788,228
		2,115,985
Real Estate Management & Development-1.56%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	702,000	705,582
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/2030(b)	486,000	453,367
9.75%, 04/15/2030(b)	550,000	597,960
	Principal Amount	Value
Real Estate Management & Development-(continued)
Five Point Operating Co., L.P., 8.00%, 10/01/2030(b)	$490,000	$512,032
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	650,000	622,765
		2,891,706
Residential REITs-0.22%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	437,000	414,084
Semiconductors & Semiconductor Equipment-1.22%
Entegris, Inc., 5.95%, 06/15/2030(b)	991,000	1,015,508
Kioxia Holdings Corp. (Japan), 6.25%, 07/24/2030(b)	1,200,000	1,235,911
		2,251,419
Software-2.18%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	895,000	913,415
Gen Digital, Inc., 7.13%, 09/30/2030(b)(c)	683,000	707,033
McAfee Corp., 7.38%, 02/15/2030(b)	2,198,000	1,920,473
Pagaya US Holding Co. LLC, 8.88%, 08/01/2030(b)(c)	540,000	487,730
		4,028,651
Specialized REITs-0.76%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	1,418,000	1,406,804
Specialty Retail-2.92%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)(c)	1,080,000	1,103,156
Albion Financing 1 S.a.r.l /Aggreko Holdings, Inc. (Luxembourg), 7.00%, 05/21/2030(b)	1,548,000	1,612,945
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	485,000	476,562
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	919,000	934,707
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	550,000	566,040
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	690,000	693,952
		5,387,362
Technology Hardware, Storage & Peripherals-0.85%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030(b)	1,050,000	1,117,431
Xerox Corp., 10.25%, 10/15/2030(b)(c)	435,000	446,439
		1,563,870
Textiles, Apparel & Luxury Goods-0.64%
Under Armour, Inc., 7.25%, 07/15/2030(b)	440,000	439,263
VF Corp., 2.95%, 04/23/2030(c)	821,000	737,814
		1,177,077
Trading Companies & Distributors-1.53%
Boise Cascade Co., 4.88%, 07/01/2030(b)(c)	438,000	433,419
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(b)	542,000	577,822
Herc Holdings, Inc., 7.00%, 06/15/2030(b)	1,720,000	1,806,915
		2,818,156
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-0.92%
Getty Images, Inc.
11.25%, 02/21/2030(b)	$590,000	$566,918
10.50%, 11/15/2030(b)	690,000	705,524
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	438,000	430,179
		1,702,621
Total U.S. Dollar Denominated Bonds & Notes (Cost $178,288,335)		181,140,152
	Shares
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $90,465)	90,465	90,465
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.09% (Cost $178,378,800)		181,230,617
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.78%
Invesco Private Government Fund, 4.00%(d)(e)(f)	3,984,165	$3,984,165
Invesco Private Prime Fund, 4.12%(d)(e)(f)	10,390,219	10,393,336
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,377,570)		14,377,501
TOTAL INVESTMENTS IN SECURITIES-105.87% (Cost $192,756,370)		195,608,118
OTHER ASSETS LESS LIABILITIES-(5.87)%		(10,836,870)
NET ASSETS-100.00%		$184,771,248

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $157,114,585, which represented 85.03% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$615,775	$8,248,222	$(8,773,532)	$-	$-	$90,465	$11,796
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,153,934	11,823,016	(10,992,785)	-	-	3,984,165	42,895 *
Invesco Private Prime Fund	8,210,793	26,150,018	(23,967,320)	(586)	431	10,393,336	115,508 *
Total	$11,980,502	$46,221,256	$(43,733,637)	$(586)	$431	$14,467,966	$170,199

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.07%
Aerospace & Defense-2.15%
Bombardier, Inc. (Canada), 7.25%, 07/01/2031(b)	$310,000	$330,591
Neptune Bidco US, Inc., 10.38%, 05/15/2031(b)	490,000	495,714
TransDigm, Inc., 7.13%, 12/01/2031(b)	410,000	430,354
		1,256,659
Air Freight & Logistics-0.53%
Clue Opco LLC, 9.50%, 10/15/2031(b)	300,000	310,875
Automobile Components-3.20%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	205,000	209,516
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	231,000	220,665
5.25%, 07/15/2031	250,000	236,355
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	220,000	147,738
United Rentals (North America), Inc., 3.88%, 02/15/2031	458,000	438,218
ZF North America Capital, Inc. (Germany), 7.50%, 03/24/2031(b)	620,000	613,866
		1,866,358
Automobiles-0.66%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	410,000	382,664
Broadline Retail-0.31%
Kohl’s Corp., 5.13%, 05/01/2031	210,000	181,410
Building Products-1.60%
K. Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(b)	180,000	185,382
LBM Acquisition, LLC, 9.50%, 06/15/2031(b)	395,000	407,628
Park River Holdings, Inc., 8.00%, 03/15/2031(b)	330,000	341,186
		934,196
Capital Markets-0.86%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	305,000	271,427
StoneX Group, Inc., 7.88%, 03/01/2031(b)	220,000	233,201
		504,628
Chemicals-3.63%
Ashland, Inc., 3.38%, 09/01/2031(b)	190,000	171,943
Avient Corp., 6.25%, 11/01/2031(b)	265,000	270,693
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	195,000	206,345
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	370,000	383,775
NOVA Chemicals Corp. (Canada), 7.00%, 12/01/2031(b)	155,000	164,756
Olympus Water US Holding Corp., 7.25%, 06/15/2031(b)	325,000	325,620
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	205,000	192,360
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	265,000	254,541
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	145,000	147,466
		2,117,499
	Principal Amount	Value
Commercial Services & Supplies-4.22%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(b)	$957,000	$1,008,369
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	195,000	200,574
Garda World Security Corp. (Canada), 6.50%, 01/15/2031(b)	260,000	267,123
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	410,000	430,940
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(b)	540,000	556,466
		2,463,472
Communications Equipment-0.49%
Viasat, Inc., 7.50%, 05/30/2031(b)	300,000	284,794
Construction & Engineering-0.82%
Artera Services LLC, 8.50%, 02/15/2031(b)	250,000	216,339
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	250,000	259,751
		476,090
Construction Materials-1.50%
Knife River Corp., 7.75%, 05/01/2031(b)	180,000	189,829
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(b)	456,000	484,372
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	195,000	203,265
		877,466
Consumer Finance-2.08%
Bread Financial Holdings, Inc., 6.75%, 05/15/2031(b)	190,000	194,206
Encore Capital Group, Inc., 6.63%, 04/15/2031(b)	200,000	200,118
goeasy Ltd. (Canada), 6.88%, 02/15/2031(b)	180,000	169,997
OneMain Finance Corp.
7.50%, 05/15/2031	310,000	325,945
7.13%, 11/15/2031	310,000	323,264
		1,213,530
Consumer Staples Distribution & Retail-0.85%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 5.50%, 03/31/2031(b)	240,000	243,580
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	145,000	137,292
Safeway, Inc., 7.25%, 02/01/2031	105,000	114,578
		495,450
Containers & Packaging-2.78%
Ball Corp., 3.13%, 09/15/2031	350,000	321,570
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(b)	310,000	323,851
LABL, Inc., 8.63%, 10/01/2031(b)	395,000	241,591
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	290,000	293,988
Sealed Air Corp., 7.25%, 02/15/2031(b)	170,000	177,247
Trivium Packaging Finance B.V. (Netherlands), 12.25%, 01/15/2031(b)	245,000	261,395
		1,619,642
Distributors-0.20%
Vamos Europe S.A. (Brazil), 9.20%, 01/26/2031(b)	120,000	115,320
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Consumer Services-0.53%
Service Corp. International, 4.00%, 05/15/2031	$325,000	$310,574
Diversified Telecommunication Services-2.11%
Altice France (France), 6.50%, 10/15/2031(b)	150,000	143,495
Level 3 Financing, Inc., 4.00%, 04/15/2031(b)	185,000	163,724
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	890,000	924,847
		1,232,066
Electric Utilities-1.85%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	420,000	393,447
Sotera Health Holdings LLC, 7.38%, 06/01/2031(b)	310,000	326,869
XPLR Infrastructure Operating Partners L.P., 8.38%, 01/15/2031(b)	345,000	361,763
		1,082,079
Electronic Equipment, Instruments & Components-0.85%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	195,000	204,512
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	310,000	290,319
		494,831
Energy Equipment & Services-0.36%
Nabors Industries, Inc., 8.88%, 08/15/2031(b)	215,000	210,095
Entertainment-1.15%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	220,000	230,667
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	410,000	443,237
		673,904
Financial Services-3.37%
Focus Financial Partners LLC, 6.75%, 09/15/2031(b)	410,000	423,936
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031(b)	300,000	321,378
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	575,000	606,184
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	200,000	201,755
UWM Holdings LLC, 6.25%, 03/15/2031(b)	410,000	412,081
		1,965,334
Food Products-1.30%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	405,000	382,301
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)	370,000	374,760
		757,061
Gas Utilities-0.45%
Ferrellgas L.P./Ferrellgas Finance Corp., 9.25%, 01/15/2031(b)	260,000	262,797
Ground Transportation-0.34%
XPO, Inc., 7.13%, 06/01/2031(b)	190,000	199,084
Health Care Equipment & Supplies-0.45%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	275,000	259,635
Health Care Providers & Services-3.19%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	440,000	394,015
	Principal Amount	Value
Health Care Providers & Services-(continued)
DaVita, Inc., 3.75%, 02/15/2031(b)	$615,000	$570,863
Encompass Health Corp., 4.63%, 04/01/2031	165,000	162,867
Tenet Healthcare Corp.
6.75%, 05/15/2031	560,000	583,891
6.88%, 11/15/2031	140,000	151,902
		1,863,538
Health Care REITs-0.97%
Diversified Healthcare Trust, 4.38%, 03/01/2031	195,000	171,790
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	534,900	392,540
		564,330
Hotel & Resort REITs-0.74%
Service Properties Trust, 8.63%, 11/15/2031(b)	410,000	430,682
Hotels, Restaurants & Leisure-5.12%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	370,000	360,772
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	240,000	247,837
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	455,000	434,964
Hilton Grand Vacations Borrower LLC, 4.88%, 07/01/2031(b)	205,000	190,055
Life Time, Inc., 6.00%, 11/15/2031(b)	215,000	219,813
Merlin Entertainments Group U.S. Holdings, Inc. (United Kingdom), 7.38%, 02/15/2031(b)	200,000	168,626
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/2031(b)	290,000	304,055
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	300,000	150,375
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	335,000	319,675
Station Casinos LLC, 4.63%, 12/01/2031(b)	195,000	184,695
Yum! Brands, Inc., 3.63%, 03/15/2031	430,000	408,251
		2,989,118
Household Durables-0.97%
Beazer Homes USA, Inc., 7.50%, 03/15/2031(b)	105,000	106,715
KB Home, 4.00%, 06/15/2031	160,000	151,873
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	325,000	304,914
		563,502
Household Products-0.63%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	155,000	146,553
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	240,000	223,850
		370,403
Independent Power and Renewable Electricity Producers-1.83%
Calpine Corp.
5.00%, 02/01/2031(b)	350,000	350,980
3.75%, 03/01/2031(b)	370,000	357,257
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	385,000	358,981
		1,067,218
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Insurance-5.63%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/2031(b)	$600,000	$623,955
6.50%, 10/01/2031(b)	410,000	422,286
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(b)	530,000	554,583
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	415,000	425,876
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	1,215,000	1,257,399
		3,284,099
Interactive Media & Services-0.32%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	205,000	188,309
IT Services-2.19%
CoreWeave, Inc., 9.00%, 02/01/2031(b)	720,000	652,424
Star Holding LLC, 8.75%, 08/01/2031(b)	135,000	136,454
Twilio, Inc., 3.88%, 03/15/2031	205,000	196,577
Unisys Corp., 10.63%, 01/15/2031(b)	290,000	293,651
		1,279,106
Machinery-1.08%
Hillenbrand, Inc., 3.75%, 03/01/2031	140,000	140,519
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	350,000	365,391
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031(b)	115,000	122,333
		628,243
Marine Transportation-1.72%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	490,000	483,867
Stena International S.A. (Sweden)
7.25%, 01/15/2031(b)	356,000	363,131
7.63%, 02/15/2031(b)	155,000	159,489
		1,006,487
Media-10.53%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	1,205,000	1,111,151
7.38%, 03/01/2031(b)	455,000	464,544
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031(b)	470,000	489,563
CSC Holdings LLC
3.38%, 02/15/2031(b)	380,000	211,399
4.50%, 11/15/2031(b)	575,000	325,703
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	840,000	835,089
Lamar Media Corp., 3.63%, 01/15/2031	230,000	217,231
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(b)	275,000	285,401
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	190,000	201,511
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)	615,000	561,342
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031, (Acquired 09/18/2023 - 11/04/2025; Cost $469,894)(b)(c)	510,000	487,797
	Principal Amount	Value
Media-(continued)
Univision Communications, Inc., 8.50%, 07/31/2031(b)	$515,000	$533,151
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	410,000	421,517
		6,145,399
Metals & Mining-2.69%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	310,000	328,746
ATI, Inc., 5.13%, 10/01/2031	135,000	135,377
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031(b)	130,000	123,934
7.50%, 09/15/2031(b)	350,000	366,361
Commercial Metals Co., 3.88%, 02/15/2031	120,000	113,626
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	230,000	220,653
Novelis Corp., 3.88%, 08/15/2031(b)	310,000	283,114
		1,571,811
Mortgage REITs-0.38%
Starwood Property Trust, Inc., 5.75%, 01/15/2031(b)	220,000	223,871
Office REITs-0.20%
Brandywine Operating Partnership L.P., 6.13%, 01/15/2031	120,000	118,738
Oil, Gas & Consumable Fuels-7.37%
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	559,000	582,809
CNX Resources Corp., 7.38%, 01/15/2031(b)	205,000	212,956
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	575,000	570,740
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	239,000	225,751
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	315,000	302,361
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	205,000	192,479
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	205,000	209,868
Sunoco L.P., 5.63%, 03/15/2031(b)	410,000	412,589
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	200,000	197,811
Talos Production, Inc., 9.38%, 02/01/2031(b)	255,000	268,887
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	915,000	917,873
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	195,000	205,130
		4,299,254
Paper & Forest Products-0.54%
Magnera Corp., 7.25%, 11/15/2031(b)	330,000	315,256
Passenger Airlines-1.35%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	795,000	785,821
Pharmaceuticals-1.78%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	413,000	430,150
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	725,000	607,706
		1,037,856
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Professional Services-0.57%
AMN Healthcare, Inc., 6.50%, 01/15/2031(b)	$160,000	$160,582
TriNet Group, Inc., 7.13%, 08/15/2031(b)	165,000	171,310
		331,892
Real Estate Management & Development-0.85%
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	268,000	256,276
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	250,000	240,075
		496,351
Software-2.21%
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	265,000	246,682
UKG, Inc., 6.88%, 02/01/2031(b)	1,010,000	1,043,521
		1,290,203
Specialized REITs-0.75%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	455,000	435,879
Specialty Retail-2.19%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	310,000	289,078
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	350,000	369,566
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	230,000	220,919
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	205,000	197,462
Valvoline, Inc., 3.63%, 06/15/2031(b)	220,000	202,989
		1,280,014
Technology Hardware, Storage & Peripherals-0.32%
Xerox Corp., 13.50%, 04/15/2031(b)	200,000	185,127
Textiles, Apparel & Luxury Goods-0.60%
Champ Acquisition Corp., 8.38%, 12/01/2031(b)	205,000	218,555
Crocs, Inc., 4.13%, 08/15/2031(b)	145,000	133,889
		352,444
	Principal Amount	Value
Trading Companies & Distributors-0.52%
FTAI Aviation Investors LLC, 7.00%, 05/01/2031(b)	$287,000	$301,307
Water Utilities-0.40%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	250,000	235,573
Wireless Telecommunication Services-1.79%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	561,000	513,218
4.75%, 07/15/2031(b)	575,000	531,111
		1,044,329
Total U.S. Dollar Denominated Bonds & Notes (Cost $56,635,779)		57,233,673
	Shares
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $133,033)	133,033	133,033
TOTAL INVESTMENTS IN SECURITIES-98.30% (Cost $56,768,812)		57,366,706
OTHER ASSETS LESS LIABILITIES-1.70%		991,557
NET ASSETS-100.00%		$58,358,263

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $51,383,477, which represented 88.05% of the Fund’s Net Assets.

(c)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,009	$1,491,377	$(1,369,353)	$-	$-	$133,033	$2,905

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.32%
Aerospace & Defense-2.98%
Bombardier, Inc. (Canada), 7.00%, 06/01/2032(b)(c)	$135,000	$142,409
Efesto Bidco S.p.A. Efesto US LLC (Italy), Series XR, 7.50%, 02/15/2032(b)	150,000	152,874
Goat Holdco LLC, 6.75%, 02/01/2032(b)	140,000	143,714
TransDigm, Inc., 6.63%, 03/01/2032(b)	390,000	405,843
		844,840
Air Freight & Logistics-0.19%
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)	51,000	53,794
Automobile Components-4.04%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032(b)	160,000	161,103
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/2032(b)	110,000	113,362
Clarios Global L.P./Clarios US Finance Co., 6.75%, 09/15/2032(b)	200,000	205,874
Dana, Inc., 4.50%, 02/15/2032	70,000	68,714
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(b)	150,000	158,660
Patrick Industries, Inc., 6.38%, 11/01/2032(b)	95,000	97,491
Phinia, Inc., 6.63%, 10/15/2032(b)	85,000	88,325
United Rentals (North America), Inc., 3.75%, 01/15/2032	135,000	126,956
ZF North America Capital, Inc. (Germany), 6.88%, 04/23/2032(b)	130,000	123,615
		1,144,100
Automobiles-0.52%
Nissan Motor Co. Ltd. (Japan), 7.75%, 07/17/2032(b)	140,000	147,291
Banks-0.29%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	80,000	81,121
Building Products-2.58%
Builders FirstSource, Inc.
4.25%, 02/01/2032(b)	231,000	219,745
6.38%, 06/15/2032(b)	130,000	135,502
JELD-WEN, Inc., 7.00%, 09/01/2032(b)(c)	65,000	44,344
MasterBrand, Inc., 7.00%, 07/15/2032(b)	130,000	134,276
Standard Building Solutions, Inc., 6.50%, 08/15/2032(b)	190,000	196,171
		730,038
Capital Markets-0.78%
Methanex US Operations, Inc., 6.25%, 03/15/2032(b)(c)	115,000	118,161
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	100,000	103,854
		222,015
Chemicals-2.13%
Celanese US Holdings LLC, 6.88%, 07/15/2032	190,000	193,988
Inversion Escrow Issuer LLC, 6.75%, 08/01/2032(b)	210,000	205,316
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/2032	70,000	65,645
W. R. Grace Holdings LLC, 6.63%, 08/15/2032(b)	140,000	139,103
		604,052
	Principal Amount	Value
Commercial Services & Supplies-2.78%
ADT Security Corp. (The), 4.88%, 07/15/2032(b)	$135,000	$131,067
Brink’s Co. (The), 6.75%, 06/15/2032(b)	70,000	73,060
Cimpress PLC (Ireland), 7.38%, 09/15/2032(b)	100,000	102,133
Garda World Security Corp. (Canada)
8.25%, 08/01/2032(b)	100,000	102,630
8.38%, 11/15/2032(b)	190,000	194,972
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032(b)(c)	90,000	83,668
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	95,000	99,901
		787,431
Construction & Engineering-0.43%
Arcosa, Inc., 6.88%, 08/15/2032(b)	115,000	120,930
Construction Materials-2.57%
Quikrete Holdings, Inc., 6.38%, 03/01/2032(b)	700,000	727,454
Consumer Finance-1.83%
EZCORP, Inc., 7.38%, 04/01/2032(b)	60,000	63,051
FirstCash, Inc., 6.88%, 03/01/2032(b)	92,000	95,776
Navient Corp., 7.88%, 06/15/2032(c)	90,000	93,105
OneMain Finance Corp.
6.75%, 03/15/2032	110,000	112,562
7.13%, 09/15/2032	150,000	155,538
		520,032
Consumer Staples Distribution & Retail-1.66%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032(b)	90,000	87,864
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	85,000	91,246
Performance Food Group, Inc., 6.13%, 09/15/2032(b)	190,000	195,708
US Foods, Inc., 7.25%, 01/15/2032(b)	90,000	94,937
		469,755
Containers & Packaging-1.72%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	260,000	262,564
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	90,000	91,634
Owens-Brockway Glass Container, Inc., 7.38%, 06/01/2032(b)	60,000	60,438
Sealed Air Corp., 6.50%, 07/15/2032(b)(c)	70,000	72,513
		487,149
Distributors-0.42%
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	115,000	117,876
Diversified Consumer Services-0.54%
Service Corp. International, 5.75%, 10/15/2032	150,000	153,250
Diversified REITs-0.83%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	135,000	130,131
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	110,000	105,580
		235,711
Diversified Telecommunication Services-2.96%
Altice France S.A. (France)
6.50%, 04/15/2032(b)	340,000	331,144
6.88%, 07/15/2032(b)	280,000	273,201
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Iliad Holding S.A.S. (France), 7.00%, 04/15/2032(b)	$160,000	$165,134
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	70,000	70,602
		840,081
Electric Utilities-2.14%
Alpha Generation LLC, 6.75%, 10/15/2032(b)	182,000	187,455
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	135,000	135,103
NRG Energy, Inc., 3.88%, 02/15/2032(b)	90,000	84,457
Vistra Operations Co. LLC, 6.88%, 04/15/2032(b)	190,000	199,952
		606,967
Electrical Equipment-1.75%
EnerSys, 6.63%, 01/15/2032(b)	50,000	52,024
Lightning Power LLC, 7.25%, 08/15/2032(b)	280,000	297,360
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	140,000	147,020
		496,404
Electronic Equipment, Instruments & Components-1.97%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	95,000	97,350
ION Platform Finance US, Inc., 7.88%, 09/30/2032(b)	280,000	267,139
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)	90,000	94,177
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	95,000	98,577
		557,243
Energy Equipment & Services-0.80%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.63%, 09/01/2032(b)	130,000	133,971
Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	90,000	93,591
		227,562
Entertainment-0.35%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)	95,000	99,114
Financial Services-3.74%
Compass Group Diversified Holdings LLC, 5.00%, 01/15/2032(b)(c)	61,468	54,967
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	120,000	126,161
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/2032(b)	280,000	285,081
PennyMac Financial Services, Inc., 6.88%, 05/15/2032(b)	160,000	167,279
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	290,000	301,886
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(b)	120,000	124,313
		1,059,687
Food Products-1.51%
Froneri Lux Finco S.a.r.l. (United Kingdom), 6.00%, 08/01/2032(b)	110,000	111,149
	Principal Amount	Value
Food Products-(continued)
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	$126,000	$120,723
Post Holdings, Inc., 6.25%, 02/15/2032(b)	190,000	196,425
		428,297
Ground Transportation-1.51%
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(b)	120,000	123,543
Watco Cos LLC/Watco Finance Corp., 7.13%, 08/01/2032(b)	180,000	188,674
XPO, Inc., 7.13%, 02/01/2032(b)	110,000	116,316
		428,533
Health Care Equipment & Supplies-1.02%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	130,000	132,883
Radiology Partners, Inc., 8.50%, 07/15/2032(b)	150,000	156,000
		288,883
Health Care Providers & Services-4.87%
Community Health Systems, Inc., 10.88%, 01/15/2032(b)	395,000	427,143
Concentra Health Services, Inc., 6.88%, 07/15/2032(b)(c)	105,000	110,064
DaVita, Inc., 6.88%, 09/01/2032(b)	190,000	197,865
LifePoint Health, Inc., 10.00%, 06/01/2032(b)	150,000	158,733
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)	135,000	121,803
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	90,000	89,460
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(b)	150,000	154,120
Tenet Healthcare Corp., 5.50%, 11/15/2032(b)	120,000	121,980
		1,381,168
Health Care REITs-0.93%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	250,000	264,434
Hotel & Resort REITs-1.02%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	190,000	197,090
Service Properties Trust, 8.88%, 06/15/2032	95,000	91,584
		288,674
Hotels, Restaurants & Leisure-6.90%
Caesars Entertainment, Inc.
6.50%, 02/15/2032(b)(c)	280,000	284,990
6.00%, 10/15/2032(b)(c)	202,000	192,888
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(b)	280,000	260,458
6.13%, 04/01/2032(b)	85,000	88,204
Hilton Grand Vacations Borrower LLC, 6.63%, 01/15/2032(b)	165,000	168,161
MGM Resorts International, 6.50%, 04/15/2032(c)	140,000	143,794
Motion Finco S.a.r.l. (United Kingdom), 8.38%, 02/15/2032(b)(c)	73,000	62,872
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	160,000	159,740
Station Casinos LLC, 6.63%, 03/15/2032(b)	93,000	95,308
Vail Resorts, Inc., 6.50%, 05/15/2032(b)	115,000	119,621
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Yum! Brands, Inc.
4.63%, 01/31/2032	$190,000	$187,353
5.38%, 04/01/2032	190,000	193,072
		1,956,461
Household Durables-0.83%
LGI Homes, Inc., 7.00%, 11/15/2032(b)	70,000	68,637
Newell Brands, Inc., 6.63%, 05/15/2032(c)	95,000	89,693
TopBuild Corp., 4.13%, 02/15/2032(b)	80,000	76,349
		234,679
Independent Power and Renewable Electricity Producers-0.23%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(b)	70,000	64,131
Insurance-3.46%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/2032(b)	100,000	102,510
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/2032(b)	130,000	134,560
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	290,000	299,246
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	95,000	96,427
HUB International Ltd., 7.38%, 01/31/2032(b)	335,000	348,778
		981,521
Interactive Media & Services-1.70%
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	50,000	43,825
4.28%, 03/15/2032(c)	480,000	439,200
		483,025
IT Services-0.35%
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/2032(b)(c)	110,000	100,384
Life Sciences Tools & Services-1.37%
IQVIA, Inc., 6.25%, 06/01/2032(b)	370,000	387,470
Machinery-0.78%
Terex Corp., 6.25%, 10/15/2032(b)	135,000	137,944
Wilsonart LLC, 11.00%, 08/15/2032(b)	90,000	83,571
		221,515
Marine Transportation-1.47%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	90,000	91,680
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	320,000	324,984
		416,664
Media-5.89%
AMC Networks, Inc., 10.50%, 07/15/2032(b)	70,000	75,048
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(b)	225,000	206,961
4.50%, 05/01/2032	510,000	459,925
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)	70,000	63,465
Gray Media, Inc., 9.63%, 07/15/2032(b)	150,000	155,597
Midcontinent Communications, 8.00%, 08/15/2032(b)(c)	125,000	126,231
Sinclair Television Group, Inc., 4.38%, 12/31/2032(b)	40,000	31,150
	Principal Amount	Value
Media-(continued)
Univision Communications, Inc., 9.38%, 08/01/2032(b)	$280,000	$297,478
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	280,000	254,689
		1,670,544
Metals & Mining-1.90%
Century Aluminum Co., 6.88%, 08/01/2032(b)	70,000	71,217
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)(c)	265,000	271,968
Commercial Metals Co., 4.38%, 03/15/2032(c)	50,000	47,962
Constellium SE, 6.38%, 08/15/2032(b)(c)	70,000	72,207
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	70,000	74,514
		537,868
Oil, Gas & Consumable Fuels-8.10%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	115,000	119,285
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/2032(b)	115,000	117,720
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)(c)	100,000	101,664
CNX Resources Corp., 7.25%, 03/01/2032(b)	110,000	114,797
Crescent Energy Finance LLC, 7.63%, 04/01/2032(b)	180,000	175,398
Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 05/15/2032	130,000	134,205
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/2032(b)	80,000	83,942
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 04/15/2032(b)	90,000	84,760
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	115,000	121,473
Long Ridge Energy LLC, 8.75%, 02/15/2032(b)	100,000	104,767
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	70,000	71,997
Matador Resources Co., 6.50%, 04/15/2032(b)	164,000	166,676
Murphy Oil Corp., 6.00%, 10/01/2032(c)	115,000	114,108
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	235,000	243,821
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	110,000	112,129
SM Energy Co., 7.00%, 08/01/2032(b)	125,000	122,399
Sunoco L.P., 7.25%, 05/01/2032(b)	135,000	142,575
Vital Energy, Inc., 7.88%, 04/15/2032(b)	170,000	164,878
		2,296,594
Personal Care Products-1.19%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	210,000	216,653
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	115,000	120,430
		337,083
Pharmaceuticals-4.79%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	800,000	827,752
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	110,000	116,328
Global Medical Response, Inc., 7.38%, 10/01/2032(b)	190,000	200,348
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(b)	$90,000	$85,354
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	130,000	127,027
		1,356,809
Professional Services-0.70%
Amentum Holdings, Inc., 7.25%, 08/01/2032(b)	190,000	199,587
Software-1.69%
Cloud Software Group, Inc., 8.25%, 06/30/2032(b)	320,000	337,666
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	135,000	140,636
		478,302
Specialized REITs-0.40%
Iron Mountain, Inc., 5.63%, 07/15/2032(b)	115,000	114,447
Specialty Retail-2.85%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	110,000	107,146
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)	100,000	94,615
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	360,000	363,657
Wand NewCo 3, Inc., 7.63%, 01/30/2032(b)	230,000	242,559
		807,977
Tobacco-0.19%
Turning Point Brands, Inc., 7.63%, 03/15/2032(b)	50,000	53,390
	Principal Amount	Value
Trading Companies & Distributors-2.03%
FTAI Aviation Investors LLC, 7.00%, 06/15/2032(b)	$150,000	$157,705
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	400,000	418,727
		576,432
Wireless Telecommunication Services-0.64%
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	175,000	182,747
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.32% (Cost $27,338,579)		27,871,516
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.53%
Invesco Private Government Fund, 4.00%(d)(e)(f)	677,995	677,995
Invesco Private Prime Fund, 4.12%(d)(e)(f)	1,739,500	1,740,022
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,418,052)		2,418,017
TOTAL INVESTMENTS IN SECURITIES-106.85% (Cost $29,756,631)		30,289,533
OTHER ASSETS LESS LIABILITIES-(6.85)%		(1,940,813)
NET ASSETS-100.00%		$28,348,720

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $24,709,580, which represented 87.16% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,445	$1,196,186	$(1,218,631)	$-	$-	$-	$1,212
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$698,563	$1,693,718	$(1,714,286)	$-	$-	$677,995	$6,046 *
Invesco Private Prime Fund	1,816,939	2,982,187	(3,059,061)	(107)	64	1,740,022	16,351 *
Total	$2,537,947	$5,872,091	$(5,991,978)	$(107)	$64	$2,418,017	$23,609

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.80%
Aerospace & Defense-6.06%
Axon Enterprise, Inc., 6.25%, 03/15/2033(b)	$40,000	$41,629
Bombardier, Inc. (Canada), 6.75%, 06/15/2033(b)	40,000	42,234
TransDigm, Inc.
6.00%, 01/15/2033(b)	80,000	81,867
6.38%, 05/31/2033(b)	140,000	143,850
		309,580
Automobile Components-2.55%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	60,000	60,641
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/2033(c)	30,000	28,277
Qnity Electronics, Inc., 6.25%, 08/15/2033(b)	40,000	41,503
		130,421
Building Products-1.20%
Standard Building Solutions, Inc., 6.25%, 08/01/2033(b)	60,000	61,583
Chemicals-5.98%
Celanese US Holdings LLC
6.75%, 04/15/2033(c)	70,000	69,708
7.20%, 11/15/2033	50,000	52,256
Chemours Co. (The), 8.00%, 01/15/2033(b)	35,000	34,081
Olympus Water US Holding Corp., 7.25%, 02/15/2033(b)	100,000	99,360
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(b)	50,000	50,312
		305,717
Commercial Services & Supplies-2.82%
ADT Security Corp. (The), 5.88%, 10/15/2033(b)	50,000	50,873
Clean Harbors, Inc., 5.75%, 10/15/2033(b)	40,000	40,913
Waste Pro USA, Inc., 7.00%, 02/01/2033(b)	50,000	52,130
		143,916
Construction & Engineering-1.21%
AECOM, 6.00%, 08/01/2033(b)	60,000	61,723
Construction Materials-2.45%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(b)	40,000	42,104
Quikrete Holdings, Inc., 6.75%, 03/01/2033(b)	80,000	83,369
		125,473
Consumer Finance-1.78%
Navient Corp., 5.63%, 08/01/2033	45,000	40,595
OneMain Finance Corp., 6.50%, 03/15/2033	50,000	50,283
		90,878
Consumer Staples Distribution & Retail-1.21%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.25%, 03/15/2033(b)	35,000	36,289
US Foods, Inc., 5.75%, 04/15/2033(b)	25,000	25,512
		61,801
Containers & Packaging-1.81%
Ball Corp., 5.50%, 09/15/2033	30,000	30,586
Crown Americas LLC, 5.88%, 06/01/2033(b)	40,000	40,985
Sealed Air Corp., 6.88%, 07/15/2033(b)	20,000	21,070
		92,641
	Principal Amount	Value
Diversified Telecommunication Services-5.71%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	$50,000	$47,698
FIBERCOP S.p.A. (Italy), Series 2033, 6.38%, 11/15/2033(b)	45,000	44,293
Level 3 Financing, Inc., 6.88%, 06/30/2033(b)	100,000	101,935
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	25,000	26,345
Windstream Services LLC, 7.50%, 10/15/2033(b)	70,000	71,304
		291,575
Electric Utilities-2.62%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	30,000	30,395
NRG Energy, Inc., 6.00%, 02/01/2033(b)	50,000	51,095
XPLR Infrastructure Operating Partners L.P., 8.63%, 03/15/2033(b)	50,000	52,315
		133,805
Electrical Equipment-0.92%
WESCO Distribution, Inc., 6.38%, 03/15/2033(b)	45,000	47,212
Energy Equipment & Services-2.58%
USA Compression Partners L.P./USA Compression Finance Corp., 6.25%, 10/01/2033(b)	40,000	40,386
WBI Operating LLC, 6.50%, 10/15/2033(b)	30,000	30,008
Weatherford International Ltd., 6.75%, 10/15/2033(b)	60,000	61,448
		131,842
Entertainment-1.89%
Light and Wonder International, Inc., 6.25%, 10/01/2033(b)	50,000	50,338
Wynn Resorts Capital Corp., 6.25%, 03/15/2033(b)	45,000	46,175
		96,513
Financial Services-6.79%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(b)	45,000	46,628
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(b)	40,000	39,156
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(b)	30,000	31,030
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/2033(b)	95,000	99,437
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	40,000	38,067
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(b)	40,000	41,721
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	20,000	20,575
WEX, Inc., 6.50%, 03/15/2033(b)	30,000	30,621
		347,235
Food Products-2.19%
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/2033(b)	50,000	51,251
Post Holdings, Inc., 6.38%, 03/01/2033(b)	60,000	60,880
		112,131
Health Care Equipment & Supplies-0.41%
Insulet Corp., 6.50%, 04/01/2033(b)	20,000	20,963
Health Care Providers & Services-3.01%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	30,000	30,610
DaVita, Inc., 6.75%, 07/15/2033(b)	40,000	41,599
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	$40,000	$40,121
Tenet Healthcare Corp., 6.00%, 11/15/2033(b)	40,000	41,328
		153,658
Hotel & Resort REITs-0.61%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	30,000	31,197
Hotels, Restaurants & Leisure-3.81%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033(b)	65,000	67,073
5.75%, 09/15/2033(b)	60,000	61,537
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(b)	35,000	35,489
Travel + Leisure Co., 6.13%, 09/01/2033(b)	30,000	30,495
		194,594
Household Durables-1.18%
Century Communities, Inc., 6.63%, 09/15/2033(b)	30,000	30,448
Whirlpool Corp., 6.50%, 06/15/2033(c)	30,000	29,833
		60,281
Household Products-0.37%
Energizer Holdings, Inc., 6.00%, 09/15/2033(b)	20,000	18,905
Industrial Conglomerates-0.51%
Amsted Industries, Inc., 6.38%, 03/15/2033(b)	25,000	25,951
Insurance-0.39%
Jones Deslauriers Insurance Management, Inc. (Canada), 6.88%, 10/01/2033(b)	20,000	19,809
Interactive Media & Services-2.41%
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	40,000	40,596
Snap, Inc., 6.88%, 03/01/2033(b)	80,000	82,496
		123,092
IT Services-0.50%
EquipmentShare.com, Inc., 8.00%, 03/15/2033(b)	25,000	25,506
Marine Transportation-2.76%
NCL Corp. Ltd., 6.25%, 09/15/2033(b)	50,000	49,441
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	90,000	91,515
		140,956
Media-5.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(b)	90,000	79,155
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033(b)	50,000	52,674
Gray Media, Inc., 7.25%, 08/15/2033(b)	40,000	40,101
Sinclair Television Group, Inc.
8.13%, 02/15/2033(b)	75,000	78,196
9.75%, 02/15/2033(b)	25,000	27,375
		277,501
Metals & Mining-2.41%
Capstone Copper Corp. (Canada), 6.75%, 03/31/2033(b)	35,000	36,334
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033(b)	45,000	46,457
Novelis Corp., 6.38%, 08/15/2033(b)	40,000	40,402
		123,193
Oil, Gas & Consumable Fuels-11.98%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 10/15/2033(b)	30,000	30,168
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 07/15/2033(b)	$30,000	$30,598
Chord Energy Corp., 6.75%, 03/15/2033(b)	40,000	41,322
Civitas Resources, Inc., 9.63%, 06/15/2033(b)(c)	40,000	43,173
Crescent Energy Finance LLC, 7.38%, 01/15/2033(b)	60,000	56,903
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	40,000	41,011
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 05/15/2033	35,000	36,136
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	35,000	35,909
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	40,000	40,830
Matador Resources Co., 6.25%, 04/15/2033(b)	40,000	40,046
Northern Oil and Gas, Inc., 7.88%, 10/15/2033(b)	40,000	38,961
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(b)	25,000	26,261
Sunoco L.P., 6.25%, 07/01/2033(b)	55,000	56,530
Venture Global Plaquemines LNG LLC, 7.50%, 05/01/2033(b)	65,000	70,871
Vermilion Energy, Inc. (Canada), 7.25%, 02/15/2033(b)	25,000	23,709
		612,428
Professional Services-1.61%
CACI International, Inc., 6.38%, 06/15/2033(b)	50,000	52,188
Science Applications International Corp., 5.88%, 11/01/2033(b)	30,000	29,905
		82,093
Real Estate Management & Development-0.50%
Forestar Group, Inc., 6.50%, 03/15/2033(b)	25,000	25,754
Residential REITs-0.39%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/2033(b)	20,000	20,120
Semiconductors & Semiconductor Equipment-2.23%
Amkor Technology, Inc., 5.88%, 10/01/2033(b)	30,000	30,578
Kioxia Holdings Corp. (Japan), 6.63%, 07/24/2033(b)	80,000	83,280
		113,858
Software-3.60%
Cloud Software Group, Inc., 6.63%, 08/15/2033(b)	50,000	49,959
Fair Isaac Corp., 6.00%, 05/15/2033(b)	80,000	82,428
Gen Digital, Inc., 6.25%, 04/01/2033(b)	50,000	51,577
		183,964
Specialized REITs-1.20%
Iron Mountain, Inc., 6.25%, 01/15/2033(b)	60,000	61,398
Specialty Retail-1.19%
Advance Auto Parts, Inc., 7.38%, 08/01/2033(b)(c)	50,000	50,977
Bath & Body Works, Inc., 6.95%, 03/01/2033	10,000	9,906
		60,883
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-1.53%
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(b)	$25,000	$25,335
Herc Holdings, Inc., 7.25%, 06/15/2033(b)	50,000	52,971
		78,306
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,925,780)		4,998,456
	Shares
Money Market Funds-0.55%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $27,968)	27,968	27,968
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.35% (Cost $4,953,748)		5,026,424
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.58%
Invesco Private Government Fund, 4.00%(d)(e)(f)	80,277	$80,277
Invesco Private Prime Fund, 4.12%(d)(e)(f)	204,830	204,891
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $285,168)		285,168
TOTAL INVESTMENTS IN SECURITIES-103.93% (Cost $5,238,916)		5,311,592
OTHER ASSETS LESS LIABILITIES-(3.93)%		(200,786)
NET ASSETS-100.00%		$5,110,806

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $4,624,531, which represented 90.49% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,688	$457,347	$(437,067)	$-	$-	$27,968	$463
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,244	336,736	(296,703)	-	-	80,277	635 *
Invesco Private Prime Fund	105,324	674,917	(575,347)	-	(3)	204,891	1,734 *
Total	$153,256	$1,469,000	$(1,309,117)	$-	$(3)	$313,136	$2,832

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-37.02%
Alaska-0.05%
Alaska Housing Finance Corp., Series 2009, VRD Ref. RB(a)	2.74%	12/01/2040	$100	$100,000
Arizona-0.60%
Arizona (State of) Health Facilities Authority (Banner Health), Series 2015 C, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.40%	01/01/2046	1,000	1,000,000
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	125	124,907
				1,124,907
California-2.25%
Bay Area Toll Authority, Series 2024 H, VRD RB, (LOC - Bank Of America N.A.)(a)(b)	0.50%	04/01/2059	1,000	1,000,000
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	410,000
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2025	15	15,000
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2025	20	20,000
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2025	110	110,000
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2027	5	5,011
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	795	796,815
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2030	25	25,056
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	150,200
California (State of) Public Works Board, Series 2015 H, RB	3.50%	12/01/2035	70	70,002
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2025	300	300,000
Foothill-De Anza Community College District, Series 2015, Ref. GO Bonds	5.00%	08/01/2028	350	350,414
Regents of the University of California Medical Center, Series 2007 B-2, VRD Ref. RB(a)	0.45%	05/15/2032	550	550,000
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	100,121
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP(c)(d)	5.00%	12/22/2025	35	35,048
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	300	300,138
				4,237,805
Colorado-0.61%
Adams (County of), CO, Series 2015, Ref. COP	4.00%	12/01/2040	200	200,015
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	95	95,088
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds(c)(d)	5.00%	12/15/2025	130	130,115
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	85	85,000
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2025	35	35,032
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	155	155,143
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	5.00%	12/01/2025	120	120,000
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2025	10	10,000
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2025	30	30,028
Park Creek Metropolitan District, Series 2015, Ref. RB(c)(d)	5.00%	12/01/2025	275	275,000
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 A, Ref. GO Bonds	4.00%	12/15/2032	25	25,018
				1,160,439
Connecticut-0.17%
Connecticut (State of), Series 2015, Ref. RB	5.00%	08/01/2027	325	325,508
District of Columbia-0.38%
District of Columbia, Series 1998 A, VRD RB, (LOC - TD Bank N.A.)(a)(b)	1.40%	08/15/2038	600	600,000
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2025	75	75,000
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2025	30	30,000
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2025	5	5,000
				710,000
Florida-1.29%
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	130	129,340
Gainesville (City of), FL, Series 2012 B, Ref. VRD RB(a)	1.40%	10/01/2042	795	795,000
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	182,732
Hillsborough County Industrial Development Authority, Series 2024, VRD Ref. RB(a)	1.40%	11/15/2054	1,000	1,000,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	$115	$115,193
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	30,054
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	45,033
Miami-Dade (County of), FL, Series 2017 B, Ref. RB(c)(d)	5.00%	12/04/2025	20	20,004
Palm Beach (County of), FL, Series 2015 D, RB(c)(d)	5.00%	12/01/2025	15	15,000
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	100,165
				2,432,521
Georgia-1.76%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	701,366
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2030	110	110,217
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,039
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2032	190	190,362
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	1,025	1,026,250
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	350	350,122
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,010
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,037
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2025	440	440,000
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	370,683
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2015, Ref. RAC	5.00%	08/01/2034	75	75,078
				3,314,164
Illinois-3.13%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,020,000
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	115	115,102
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2025	1,665	1,665,000
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2025	85	85,000
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	960	960,680
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	140	140,038
Illinois (State of) Finance Authority (The University of Chicago), Series 2010, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.05%	08/01/2044	1,000	1,000,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	247,088
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015, Ref. RB	5.00%	06/15/2052	500	494,968
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	180	180,077
				5,907,953
Indiana-0.09%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2025	10	10,000
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	80,000
Indiana (State of) Health Facility Financing Authority, Series 2001, RB(c)(d)	5.00%	12/04/2025	5	5,001
Richmond (City of), VA Hospital Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	85	85,038
				180,039
Iowa-0.16%
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, VRD Ref. RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.90%	02/15/2041	300	300,000
Kentucky-0.12%
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(e)	4.00%	09/01/2039	230	229,780
Louisiana-0.04%
New Orleans (City of), LA, Series 2015, RB(c)(d)	5.00%	12/01/2025	25	25,000
New Orleans (City of), LA, Series 2015, RB(c)(d)	5.00%	12/01/2025	50	50,000
				75,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-0.28%
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2025	$420	$420,000
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2025	100	100,000
				520,000
Massachusetts-0.98%
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	4.00%	09/01/2029	5	5,003
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2025	50	50,000
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2008 U-6C, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.60%	10/01/2042	1,790	1,790,000
				1,845,003
Michigan-0.35%
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	35,000
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	352,480
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2025	65	65,000
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2025	105	105,000
Wayne (County of), MI Airport Authority, Series 2015 D, RB(c)(d)	5.00%	12/05/2025	100	100,025
				657,505
Minnesota-0.36%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	180	180,000
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	4.00%	07/01/2035	500	500,072
				680,072
Nebraska-0.56%
Gretna Public Schools, Series 2022 B, GO Bonds	5.00%	12/15/2027	1,050	1,051,455
Nevada-0.34%
Clark County School District, Series 2015 C, Ref. GO Bonds(c)(d)	5.00%	12/15/2025	415	415,374
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2025	225	225,000
				640,374
New Jersey-0.98%
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.25%	06/15/2028	100	100,120
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.38%	06/15/2027	35	35,022
New Jersey (State of) Educational Facilities Authority, Series 2015 H, Ref. RB, (INS - AGI)(e)	4.00%	07/01/2033	380	380,285
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2009 B, VRD RB, (LOC - JP Morgan Chase Bank N.A.)(a)(b)	1.65%	07/01/2043	1,000	1,000,000
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	236,673
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	15	15,022
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2025	45	45,036
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	35	35,059
				1,847,217
New York-13.41%
Metropolitan Transportation Authority, Series 2002 D, VRD Ref. RB, (LOC - Truist Bank)(a)(b)	1.40%	11/01/2032	1,000	1,000,000
Metropolitan Transportation Authority (Green Bonds), Series 2008 A-1, VRD Ref. RB, (LOC - TD Bank, N.A.)(a)(b)	1.25%	11/01/2031	2,000	2,000,000
Nassau (County of), NY Industrial Development Agency, Series 1999, Ref. VRD RB(a)	1.15%	01/01/2034	850	850,000
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	100,000
New York (City of), NY, Series 2022 A-3, VRD GO Bonds(a)	1.25%	09/01/2049	500	500,000
New York (City of), NY, Series 2022A-4, VRD GO Bonds(a)	1.25%	09/01/2049	1,050	1,050,000
New York (City of), NY, Subseries 2012 A-3, VRD GO Bonds, (LOC - Mizuho Bank Ltd.)(a)(b)	1.20%	10/01/2040	1,000	1,000,000
New York (City of), NY, Subseries 2015 F, VRD GO Bonds(a)	1.40%	06/01/2044	650	650,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	1.40%	08/01/2044	1,330	1,330,000
New York (City of), NY, Subseries 2025 G-3, VRD GO Bonds(a)	1.25%	02/01/2055	1,075	1,075,000
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, VRD RB(a)	1.40%	06/15/2043	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2011 FF-2, VRD RB(a)	1.40%	06/15/2044	1,090	1,090,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	1.25%	06/15/2049	750	750,000
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA-6, VRD RB(a)	1.20%	06/15/2048	2,000	2,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	3.38%	06/15/2030	65	65,026
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	3.50%	06/15/2032	70	70,023
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB(c)(d)	3.13%	01/02/2026	$100	$100,035
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB(c)(d)	5.00%	01/02/2026	425	425,835
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB(c)(d)	5.00%	01/02/2026	175	175,344
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB(c)(d)	5.00%	01/02/2026	20	20,039
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB(c)(d)	5.00%	01/02/2026	2,030	2,033,989
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	200,293
New York (City of), NY Transitional Finance Authority, Series 2016 E-4, VRD RB(a)	1.40%	02/01/2045	1,035	1,035,000
New York (City of), NY Transitional Finance Authority, Series 2018 A-4, VRD RB(a)	1.40%	08/01/2045	1,000	1,000,000
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(a)	1.40%	08/01/2042	2,500	2,500,000
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2029	75	75,220
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	180,462
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2033	300	300,729
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	150,316
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	130	130,012
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	85	85,075
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	485,430
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2034	100	100,089
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	325,288
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,025
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2037	625	625,554
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2029	15	15,019
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2032	5	5,006
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	95,109
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	100,000
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	4.00%	06/01/2031	155	155,171
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	410	410,008
				25,309,097
North Carolina-1.19%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB(a)	1.40%	01/15/2048	1,000	1,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(a)	1.40%	01/15/2037	1,000	1,000,000
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	95	95,000
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2034	160	160,058
				2,255,058
Ohio-1.37%
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(e)	5.25%	12/01/2025	200	200,000
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	500,485
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2025	25	25,000
North Royalton City School District, Series 2017, GO Bonds(c)(d)	5.00%	12/18/2025	1,000	1,001,071
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2025	180	180,167
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	100	100,093
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2015, Ref. RB	5.00%	07/01/2041	440	440,338
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2025	5	5,000
Willoughby-Eastlake City School District, Series 2016, GO Bonds(c)(d)	5.00%	12/01/2025	140	140,000
				2,592,154
Pennsylvania-1.45%
Allegheny (County of), PA Sanitary Authority, Series 2015, Ref. RB(c)(d)	5.00%	12/01/2025	410	410,000
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	603,032
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	286,440
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB(c)(d)	5.00%	12/01/2025	50	50,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB(c)(d)	5.00%	12/01/2025	20	20,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB(c)(d)	5.00%	12/01/2025	200	200,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB(c)(d)	5.00%	12/01/2025	25	25,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2025	40	40,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2025	$100	$100,000
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(a)	1.40%	07/01/2054	1,000	1,000,000
				2,734,472
South Carolina-0.20%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2025	90	90,000
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2025	125	125,000
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2028	5	5,002
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	150,047
				370,049
Texas-3.01%
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2025	155	155,000
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2025	1,500	1,500,000
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2025	175	175,000
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2025	10	10,000
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2025	25	25,000
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2025	175	175,000
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2025	200	200,000
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2035	90	90,392
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2027	15	15,013
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	55,088
Kerrville Health Facilities Development Corp. (Peterson Regional Medical Center), Series 2015, Ref. RB	5.00%	08/15/2035	25	25,061
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	210	210,179
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGI)(e)	5.00%	10/01/2032	215	215,239
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	150,232
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2024, Ref. VRD RB(a)	0.90%	11/15/2050	1,000	1,000,000
Tennessee (State of), Series 2010, VRD GO Bonds(a)	1.90%	12/01/2040	100	100,000
Texas (State of), Series 2014 D, VRD GO Bonds(a)	2.00%	06/01/2045	100	100,000
Texas (State of), Series 2020, VRD GO Bonds(a)	2.00%	12/01/2050	100	100,000
Texas (State of), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	574,989
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	305,453
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	500,171
				5,681,817
Virginia-0.55%
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	30	30,051
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	1,000,641
				1,030,692
Washington-0.55%
King County School District No. 403 Renton, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	25,036
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	50	50,000
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	12/01/2028	40	40,012
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(c)(d)	5.00%	12/01/2025	435	435,000
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(c)(d)	5.00%	12/01/2025	210	210,000
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	35	35,032
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	60	60,000
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB(c)(d)	5.00%	12/01/2025	20	20,000
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB(c)(d)	5.00%	12/01/2025	15	15,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	$25	$25,000
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds(c)(d)	5.00%	12/19/2025	10	10,011
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	110,001
				1,035,092
Wisconsin-0.79%
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(a)	1.40%	04/01/2048	1,000	1,000,000
Waushara (County of), WI, Series 2022 A, RB	4.50%	06/01/2027	500	500,481
				1,500,481
TOTAL INVESTMENTS IN SECURITIES(f)-37.02% (Cost $69,857,770)				69,848,654
OTHER ASSETS LESS LIABILITIES-62.98%				118,830,573
NET ASSETS-100.00%				$188,679,227

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
TD Bank N.A.	7.72%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-94.23%
Alabama-0.38%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2026	$5	$5,089
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	20,356
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	360	367,690
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	10	9,658
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	85	85,786
Homewood (City of), AL, Series 2016, Ref. GO Bonds(a)(b)	5.25%	09/01/2026	30	30,590
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2026	5	5,085
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	5.00%	02/01/2036	25	25,060
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016, RB	5.00%	02/01/2041	140	140,211
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	50	50,775
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	80	81,240
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	85	86,143
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	85	86,094
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	19,477
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	125,851
				1,139,105
Alaska-0.10%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	295	297,258
Arizona-1.14%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2026	410	418,365
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2029	15	15,203
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2032	35	35,464
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2033	500	506,275
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2034	20	20,235
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	101,367
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	131,914
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	20	20,084
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	30,053
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	30,405
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2026	25	25,359
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	120	120,586
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2032	575	577,550
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,040
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	150	152,164
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2032	15	15,185
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	130	131,556
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2035	95	96,032
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	75	76,034
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	30	30,419
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	10	10,139
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	50,683
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	70	70,919
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	35	35,431
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	110	111,316
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	25,288
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	100,953
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	85	86,187
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2026	5	5,068
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	70,143
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	110	110,225
University of Arizona Board of Regents (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	200,446
				3,416,088
California-15.09%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2026	20	20,513
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	$25	$25,163
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2026	5	5,047
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	70	70,660
California (State of), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2026	110	112,150
California (State of), Series 2016, GO Bonds	5.00%	09/01/2026	5	5,098
California (State of), Series 2016, GO Bonds	5.00%	09/01/2028	80	81,474
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	25,461
California (State of), Series 2016, GO Bonds	4.00%	09/01/2031	80	80,654
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	5	5,037
California (State of), Series 2016, GO Bonds	4.00%	09/01/2032	180	181,339
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	180	181,306
California (State of), Series 2016, Ref. GO Bonds	3.25%	09/01/2028	60	60,203
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2028	50	50,516
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2028	215	218,961
California (State of), Series 2016, Ref. GO Bonds	5.00%	08/01/2029	35	35,577
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	712,895
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	35	35,645
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	200	203,729
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	20	20,373
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	440	443,597
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2031	225	229,162
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2032	100	100,744
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	430	437,792
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	183,262
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	55	55,317
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2033	65	65,375
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	105	106,847
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	775	778,924
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	20	20,101
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	60	61,024
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2034	45	45,768
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	45	45,216
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2035	25	25,406
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2036	65	65,302
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	10	10,149
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2037	35	35,151
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2037	60	60,836
California (State of), Series 2017, GO Bonds	5.00%	11/01/2026	5	5,120
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	350	356,078
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	175	178,039
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	315	322,538
California (State of), Series 2017, Ref. GO Bonds	3.00%	08/01/2028	15	15,020
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	90	91,485
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2030	5	5,040
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2031	25	25,182
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2031	5	5,083
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2032	25	25,166
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2032	85	86,380
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2033	25	25,129
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	155	157,443
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2034	100	100,454
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	507,615
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2036	50	50,210
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	101,343
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2037	5	5,063
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	50	50,170
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	770	786,740
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	2,015	2,031,945
California (State of), Series 2018, GO Bonds	5.25%	10/01/2039	25	25,159
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	600	601,823
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	$315	$317,632
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2026	500	504,312
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	80	81,739
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	100,120
California (State of), Series 2020, GO Bonds	5.00%	11/01/2026	15	15,359
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2026	30	30,448
California (State of), Series 2021, GO Bonds	5.00%	12/01/2031	15	15,187
California (State of), Series 2021, GO Bonds	5.00%	12/01/2032	20	20,244
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	10	10,114
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2026	5	5,068
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	435	446,366
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2026	85	87,034
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	20,172
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2026	10	10,122
California (State of), Series 2023, GO Bonds	5.00%	09/01/2026	5	5,098
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2026	235	239,594
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	190	193,300
California (State of), Subseries 2018, Ref. GO Bonds	5.00%	09/01/2031	135	137,497
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2032	50	50,372
California (State of), Subseries 2018, Ref. GO Bonds	4.00%	09/01/2033	50	50,288
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	130	132,136
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	65	66,081
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	280	284,414
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	50,868
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	30	30,820
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2026	100	102,834
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2030	145	148,789
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2031	75	76,935
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	55	56,558
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	55	56,558
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB(a)(b)	5.00%	12/01/2026	20	20,547
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	92,385
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	35	35,905
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	95	95,938
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	130	131,147
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	100	102,834
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2026	95	97,692
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	20,174
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	555	541,532
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	45,072
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2031	55	55,957
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2032	5	5,085
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	96,568
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2031	10	10,174
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	130	132,219
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2033	60	60,991
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	190	190,560
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	289,321
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	515	516,205
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	$715	$715,324
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	150,599
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	100,151
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	25	25,636
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	60,384
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(a)(b)	4.00%	10/01/2026	80	81,117
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	250	253,944
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003, RB(a)(b)	5.13%	07/01/2026	95	96,567
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2026	5	5,044
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	115	116,035
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	161,388
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	85	85,733
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	95,826
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	60	60,519
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	56,186
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2026	5	5,108
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,124
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,286,631
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	25,589
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	71,502
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	221,939
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	56,094
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	71,335
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	60,542
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	95	95,792
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,107
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	25	25,535
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2026	5	5,118
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2026	5	5,096
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2026	500	512,863
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.38%	03/01/2044	405	394,123
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	4.00%	02/15/2026	20	20,061
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	30	30,104
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	145	146,565
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	100	101,090
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	65	65,733
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	105	106,180
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2030	30	30,336
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	35	35,384
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	125	126,315
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,050
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	65	65,218
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2035	20	20,058
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	$55	$55,464
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	600	603,540
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	450	451,835
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2026	30	30,751
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,229
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	4.00%	08/01/2026	35	35,401
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	55	55,992
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	20	20,361
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	55	55,992
Campbell Union High School District (Election of 2016), Series 2018 B, GO Bonds(a)(b)	5.00%	08/01/2026	65	66,172
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2033	25	25,179
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	245	246,645
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2035	125	125,764
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	75	75,322
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	176,133
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2026	30	30,217
Corona-Norco Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	50	50,230
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	20	20,087
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	75	75,325
Desert Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	02/01/2026	30	30,130
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	20	20,100
East Side Union High School District, Series 2025 D, GO Bonds	5.00%	08/01/2026	30	30,535
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	625	630,387
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	25	25,381
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	50	50,201
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	55	55,210
El Dorado Irrigation District, Series 2016 C, Ref. RB(a)(b)	5.00%	03/01/2026	5	5,033
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(c)	3.50%	08/01/2037	45	45,006
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2039	50	50,095
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2034	25	25,504
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	80	80,679
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2032	45	45,451
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	252,088
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	25,186
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	226,278
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	30,358
Long Beach (City of), CA, Series 2025 A, Ref. RB	5.00%	05/15/2026	40	40,443
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2026	75	76,086
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2026	5	5,072
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	121,449
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,030
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2026	25	25,054
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2026	25	25,054
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2026	10	10,022
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2026	40	40,087
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2026	1,000	1,002,174
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	218,178
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	252,975
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	4.00%	07/01/2026	5	5,035
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	578,424
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2015 C, Ref. GO Bonds	5.00%	06/01/2026	20	20,277
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	200	202,610
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	91,175
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	60	60,770
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,012,491
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	35,428
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,121
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2037	15	15,166
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	25,354
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	50,827
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	$50	$50,827
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	535	542,586
Los Angeles (Port of), LA, Series 2019 B, Ref. RB	5.00%	08/01/2026	10	10,172
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	60	60,175
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2038	60	60,114
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	50	50,200
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2026	5	5,092
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2026	5	5,092
Los Angeles Community College District (Election of 2022), Series 2024 C, GO Bonds	5.00%	08/01/2026	410	417,560
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	260,537
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	120	121,907
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	235	238,528
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	380,959
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	390	396,198
Metropolitan Water District of Southern California, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	15	15,033
Metropolitan Water District of Southern California, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	35	35,078
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	70	71,194
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	155	158,785
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	110	111,242
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	175	177,260
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2026	65	66,555
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2028	95	97,151
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	420	429,280
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	245	250,346
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2031	100	102,072
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2032	60	61,183
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2036	65	65,207
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2036	45	45,662
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2037	250	250,629
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	5	5,080
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	45,722
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	18,106
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	101,221
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,092
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2028	210	213,762
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2029	30	30,536
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	400	404,277
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	40	40,415
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	180	181,827
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2035	875	883,537
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2037	15	15,027
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	220	221,575
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2026	5	5,093
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2043	150	151,644
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2026	5	5,101
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	25	25,504
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	100	102,191
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	120,146
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	30	30,372
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	155	156,808
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2034	10	10,105
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	100,988
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	100,925
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	10	10,084
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	895,401
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2034	80	81,208
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	65	65,783
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	180	180,972
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, Ref. RB	5.00%	05/15/2033	30	30,335
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Transportation Commission, Series 2016 B, Ref. RB	5.00%	08/01/2026	$150	$152,776
San Diego (County of), CA Regional Transportation Commission, Series 2016 B, Ref. RB	5.00%	08/01/2032	100	101,676
San Diego (County of), CA Regional Transportation Commission, Series 2016 B, Ref. RB	5.00%	08/01/2035	70	70,987
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	165	166,913
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	60	60,696
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	55	55,638
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	195	198,543
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	110	111,999
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	5	5,091
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	145	147,635
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	101,839
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2026	50	50,751
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	4.00%	07/01/2029	110	111,069
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	475	482,298
San Diego Unified School District (Election of 1998), Series 2005 C-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2026	40	40,770
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2026	30	30,577
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,056
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 A, Ref. RB	5.00%	05/01/2026	30	30,338
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	100,391
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	40,451
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	35	35,860
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	295	301,843
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	435	437,203
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	35	35,032
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2026	105	107,580
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2026	5	5,112
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	151,326
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	150,413
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	110	111,888
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	80	80,723
San Jose Unified School District (Election of 2016), Series 2024, Ref. GO Bonds	5.00%	08/01/2026	50	50,925
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	135	138,308
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	101,358
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	20	20,180
Santa Clara Valley Water District, Series 2023, COP	4.00%	06/01/2026	75	75,523
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	496,935
Sonoma (County of), CA Junior College District (Election of 2014), Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,054
Stockton Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2031	20	20,073
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	20	19,897
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGI)(c)	3.38%	08/01/2040	80	76,526
Tahoe-Truckee Unified School District, Series 2016 B, GO Bonds	5.00%	08/01/2039	30	30,365
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2030	5	5,051
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	131,273
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	25,047
University of California, Series 2016, Ref. RB	5.00%	05/15/2038	10	10,054
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	202,561
University of California, Series 2024 BX, RB	5.00%	05/15/2026	1,000	1,012,807
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	120,897
Victor Valley Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	19,908
Victor Valley Union High School District (Election of 2008), Series 2009 A, GO Bonds, (INS - AGI)(c)	5.75%	08/01/2031	450	458,555
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	109,846
				45,232,050
Colorado-2.55%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	235	240,388
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2031	$85	$86,940
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	260	265,805
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2026	350	360,513
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	5	5,130
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	12/15/2026	45	46,174
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	110	112,663
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2029	100	102,389
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	225	230,353
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	4.00%	12/15/2031	190	192,260
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2032	85	86,969
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2033	15	15,326
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	25	25,264
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	105	107,607
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	70	71,108
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	155	157,454
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	30	30,475
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	45	45,712
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2026	25	25,634
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	550	563,950
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2026	75	75,938
Colorado (State of) Health Facilities Authority (Parkview Medical Center Obligation), Series 2016, RB(a)(b)	5.00%	09/01/2026	20	20,349
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	95,174
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	395	395,878
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	65	66,329
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB	5.00%	11/01/2046	510	513,470
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 A, RB	5.00%	11/01/2040	25	25,298
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	125	127,952
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	55,852
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	127,642
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	90	91,837
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	60	60,285
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,179
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2048	700	702,589
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	45	45,754
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2026	15	15,341
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	216,320
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds(a)(b)	4.00%	02/27/2026	90	90,280
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2026	95	97,330
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	35	35,827
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2029	85	86,991
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	107,387
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	575	588,012
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2034	15	15,289
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	5	5,079
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	91,332
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2026	85	86,250
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.00%	12/01/2026	30	30,736
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2026	40	41,031
E-470 Public Highway Authority, Series 2020 B, Ref. RB	5.00%	09/01/2026	25	25,429
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2034	10	10,199
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	120	122,274
El Paso County School District No.49 Falcon, Series 2017 B, COP	5.00%	12/15/2042	55	55,291
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	40,998
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	4.00%	12/15/2026	50	50,753
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds(a)(b)	5.00%	12/15/2026	55	56,389
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	125	127,896
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2026	$290	$297,476
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	55,675
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	101,359
				7,652,584
Connecticut-1.61%
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2029	5	5,033
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2035	15	15,020
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2036	15	15,014
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2026	5	5,056
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	195	199,166
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	315	321,260
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2033	15	15,287
Connecticut (State of), Series 2016 F, GO Bonds	5.00%	10/15/2031	30	30,606
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	200	204,047
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	210	212,766
Connecticut (State of), Series 2018 C, Ref. RB	5.00%	10/01/2026	5	5,101
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	210	214,054
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2026	65	66,255
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	75	75,679
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2026	85	85,421
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	160,469
Connecticut (State of), Series 2020, RB	5.00%	05/01/2026	5	5,050
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2026	25	25,007
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	510	519,846
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	85	86,991
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2026	75	76,757
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2026	490	501,478
Connecticut (State of) (Green Bonds), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	204,052
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2026	315	317,296
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2026	10	10,152
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2026	25	25,151
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	180	183,275
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	155	157,641
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	575	584,979
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2032	60	61,023
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2033	10	10,165
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB, (INS - BAM)(c)	5.00%	09/01/2031	75	76,318
Connecticut (State of) (Transportation Infrastructure), Series 2016, RB	5.00%	09/01/2028	115	116,939
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2026	40	40,079
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2026	85	86,202
Connecticut (State of) Health & Educational Facilities Authority, Series 2024, Ref. RB	5.00%	07/01/2026	5	5,066
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2041	5	5,024
Metropolitan District (The), Series 2016 C, GO Bonds, (INS - AGI)(c)	4.00%	11/01/2034	85	85,644
				4,814,369
Delaware-0.11%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2026	11	11,023
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2026	10	10,105
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	295	299,308
				320,436
District of Columbia-1.20%
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2035	20	20,051
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	35	35,166
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2028	140	143,224
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	645	655,180
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,140
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2026	5	5,061
District of Columbia, Series 2016, GO Bonds	5.00%	06/01/2033	25	25,249
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2026	$435	$444,331
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2026	375	382,745
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2026	180	183,718
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2026	80	81,986
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2026	15	15,184
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2026	25	25,409
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2026	100	102,463
District of Columbia (Children’s Hospital Obligated Group), Series 2015, Ref. RB	5.00%	07/15/2040	25	25,039
District of Columbia (Friendship Public Charter School, Inc.), Series 2016, Ref. RB	5.00%	06/01/2041	5	5,007
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2029	155	156,140
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	55	55,393
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	65	65,308
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2039	5	5,017
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2026	25	25,496
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB(a)(b)	6.50%	10/01/2026	600	618,804
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	101,766
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2026	200	202,769
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2026	60	60,886
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2026	125	126,846
				3,583,378
Florida-3.92%
Broward (County of), FL School Board, Series 2016 A, Ref. COP	5.00%	07/01/2032	5	5,054
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2026	510	516,466
Central Florida Expressway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	5	5,071
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	35	35,183
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2037	60	60,138
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	500	504,194
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	4.00%	07/01/2026	250	252,097
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	325	329,595
Central Florida Expressway Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	65	65,919
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	135	136,679
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	65	65,356
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	75	75,392
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	20	20,025
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2026	375	380,170
Duval County (County of), FL School Board, Series 2016, Ref. COP	4.00%	07/01/2034	50	50,174
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	20,283
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	180	182,597
Florida (State of), Series 2017, RB	5.00%	07/01/2026	45	45,649
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	215	217,650
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2026	20	20,246
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	101,414
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	142,978
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2026	15	15,209
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	105	106,810
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	130	132,355
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2017 A, Ref. RB	5.00%	10/01/2026	65	66,121
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	503,157
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2026	45	45,836
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2026	75	76,536
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2028	50	50,170
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2029	135	135,441
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2030	20	20,064
Miami (City of) & Dade (County of), FL School Board (The), Series 2015 D, Ref. COP	5.00%	02/01/2031	30	30,092
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 A, Ref. COP	5.00%	05/01/2032	130	130,965
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	5.00%	02/01/2032	100	100,298
Miami (City of) & Dade (County of), FL School Board (The), Series 2016, GO Bonds	5.00%	03/15/2046	30	30,045
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,042
Miami-Dade (County of), FL, Series 2015, GO Bonds	5.00%	07/01/2041	500	503,236
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2015, Ref. RB(a)(b)	5.00%	12/04/2025	$100	$100,019
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	80	81,004
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	115	116,370
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	90	91,067
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	55	55,642
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	135	136,608
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2034	140	141,610
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2035	60	60,659
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	115	116,196
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	20	20,196
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	201,487
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2028	110	111,942
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	55	55,981
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2031	65	66,114
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	510	518,179
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2035	405	410,189
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	126,300
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2033	205	206,788
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	193,528
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2033	10	10,151
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2034	170	172,477
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	260	263,576
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	65	65,833
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2037	45	45,519
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	10	10,091
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, Ref. RB	5.00%	10/01/2026	60	61,139
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	3.38%	08/01/2026	35	35,188
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	530	538,567
Orange (County of), FL School Board, Series 2016 C, Ref. COP(a)(b)	5.00%	08/01/2026	45	45,727
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	70	71,047
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2026	25	25,498
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2026	45	45,673
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	210	213,567
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2030	10	10,062
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	603,546
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2032	5	5,025
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,020
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	201,721
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	455	456,154
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,075
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	50,346
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	255	256,960
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2029	40	40,297
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	30	30,175
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2033	75	75,391
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2034	10	10,048
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	100,441
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2036	70	70,290
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2026	5	5,065
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2016, Ref. RB	5.00%	07/01/2037	125	126,187
Tampa Bay (City of), FL Water, Series 2016 A, Ref. RB	5.00%	10/01/2037	25	25,424
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	$50	$50,966
Volusia (County of), FL School Board, Series 2016 A, Ref. COP(a)(b)	5.00%	02/01/2026	5	5,019
				11,755,851
Georgia-1.59%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(c)	5.75%	11/01/2026	70	72,097
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	218,115
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	105	105,330
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2026	65	66,465
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGI)(c)	5.25%	10/01/2032	415	422,749
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	110	110,345
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	150	153,739
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	50	50,724
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	570	572,410
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2026	15	15,217
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2026	335	339,853
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	80	81,325
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	202,898
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	85	86,232
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	30	30,262
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2026	105	106,521
Georgia (State of) (Tranche 2), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	100,181
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	30,116
Georgia (State of) Municipal Electric Authority, Series 2016 S, Ref. RB	5.00%	01/01/2028	10	10,132
Georgia (State of) Municipal Electric Authority, Series 2024, Ref. RB	5.00%	01/01/2026	50	50,101
Georgia (State of) Municipal Electric Authority (Project One), Series 2016 A, Ref. RB	5.00%	01/01/2028	185	187,446
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	185	187,336
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	100	101,717
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	60	60,556
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	10	10,093
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	20	20,185
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	145	147,344
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	172,749
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	175	177,617
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2028	35	35,474
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2029	40	40,544
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	130	131,868
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	105	106,509
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,503
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	70	71,006
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	80	80,207
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	100,936
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2026	25	25,506
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	4.00%	05/01/2026	20	20,119
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	130	131,308
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	85	85,855
				4,754,690
Hawaii-0.99%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	65,243
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	195	195,948
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	115	115,352
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	5	5,103
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2028	235	239,472
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	76,427
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2029	65	66,242
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	120	122,253
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	190	193,552
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2032	20	20,139
Hawaii (State of), Series 2016 FG, GO Bonds	4.00%	10/01/2034	35	35,211
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	110	112,272
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2028	$225	$229,281
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2029	20	20,382
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	433,221
Hawaii (State of), Series 2017 D, GO Bonds	5.00%	05/01/2026	10	10,102
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	155	158,201
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2026	45	45,091
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	10	10,106
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2036	5	5,050
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	590	600,957
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	105	105,655
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	60,375
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	55	55,336
				2,980,971
Idaho-0.11%
Idaho (State of) Housing & Finance Association, Series 2015, Ref. RB	5.00%	07/15/2026	260	263,646
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2026	40	40,489
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2026	30	30,367
				334,502
Illinois-4.88%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2028	60	61,173
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2029	55	55,963
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	415	423,195
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2026	30	30,545
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	100,020
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds(a)	5.00%	01/01/2026	100	100,091
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2033	20	20,028
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2034	55	55,072
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	300	300,171
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	25	25,045
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	80,136
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	80	80,130
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	60,093
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2032	80	80,115
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2033	90	90,125
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	260	260,342
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	140	140,164
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	285	285,306
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	125	125,122
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2026	40	40,072
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2026	100	100,181
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	1,075	1,099,434
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	260	265,598
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2030	95	96,989
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	40	40,790
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2028	65	66,400
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2026	5	5,010
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	137,943
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	40,770
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	101,829
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	345	350,984
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	680	690,766
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2034	30	30,365
Cook (County of), IL, Series 2018, Ref. GO Bonds	5.00%	11/15/2035	360	363,937
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2026	30	30,654
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	170	172,155
Illinois (State of), Series 2016 C, Ref. RB	4.00%	06/15/2029	35	35,092
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(c)	4.00%	06/15/2028	120	120,337
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2016 D, Ref. RB	5.00%	06/15/2028	$10	$10,096
Illinois (State of), Series 2016 D, Ref. RB	4.00%	06/15/2030	40	40,121
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2026	20	20,033
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2026	10	10,102
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2028	75	76,375
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2029	50	50,907
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2030	20	20,357
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	140	140,073
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	210	211,302
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2032	105	105,163
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	115	116,912
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	570,841
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	60	60,942
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	515	522,776
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2035	130	130,173
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	100	100,156
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	325	325,112
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2036	215	217,734
Illinois (State of), Series 2016, GO Bonds	4.50%	11/01/2039	10	10,027
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	01/01/2039	30	29,999
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2026	180	180,601
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2026	5	5,103
Illinois (State of), Series 2017 D, GO Bonds	3.25%	11/01/2026	80	80,238
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	510	519,529
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	145	147,499
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2026	80	81,517
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2026	50	50,862
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2026	25	25,262
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2026	5	5,025
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	185	188,845
Illinois (State of), Series 2021 B, GO Bonds	5.00%	03/01/2026	5	5,025
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2026	5	5,025
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2026	20	20,102
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	65	65,768
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2026	25	25,211
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2026	10	10,033
Illinois (State of) Educational Facilities Authority, Series 2002, RB	4.00%	11/01/2036	80	81,032
Illinois (State of) Finance Authority (Unitypoint Health), Series 2016 D, Ref. RB(a)(b)	4.00%	02/15/2026	55	55,170
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	160	160,750
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	215,922
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB(a)(b)	4.00%	01/01/2026	135	135,145
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2026	5	5,069
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2040	305	306,663
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	4.00%	07/01/2026	5	5,045
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	35	35,515
Illinois (State of) Finance Authority (Northwest Community Hospital), Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	15	15,221
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2026	5	5,069
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2026	20	20,061
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	4.00%	12/15/2026	30	30,289
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	75	75,938
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	260	260,364
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2037	10	10,013
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,121,105
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	175	175,133
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	190	190,328
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	295	295,520
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	160,308
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	420	420,809
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	90	90,697
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(c)	5.00%	12/01/2046	$335	$335,383
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	35,054
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	35	35,054
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,015
				14,638,660
Indiana-1.26%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2031	90	91,047
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	252,817
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	100	101,083
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	555	560,909
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	40	40,798
Indiana (State of) Finance Authority, Series 2016, RB	5.00%	10/01/2046	165	165,816
Indiana (State of) Finance Authority, Series 2016, Ref. RB	5.00%	09/01/2036	65	65,812
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2026	35	35,694
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB(a)(b)	4.00%	09/01/2026	175	176,633
Indiana (State of) Finance Authority (Green Bonds), Series 2016 B, Ref. RB(a)(b)	5.00%	02/01/2026	10	10,038
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	502,038
Indiana (State of) Finance Authority (Green Bonds), Series 2016, Ref. RB	5.00%	02/01/2029	15	15,225
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2033	55	55,521
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2034	35	35,311
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2035	260	262,208
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2036	40	40,321
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2037	30	30,227
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	619,016
Indiana (State of) Municipal Power Agency, Series 2016 C, Ref. RB	5.00%	01/01/2039	65	65,522
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	25,282
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	555,438
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2026	60	60,689
				3,767,445
Iowa-0.17%
Iowa (State of), Series 2016 A, Ref. RB	4.00%	06/01/2026	35	35,225
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2028	55	55,607
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	80	81,277
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	205	206,827
Xenia (City of), IA Rural Water District, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	85	87,068
Xenia (City of), IA Rural Water District, Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	30	30,730
				496,734
Kansas-0.38%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	147,551
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2030	25	25,220
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	125	126,008
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2026	110	112,010
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2026	125	127,284
Sedgwick County Unified School District No. 260 Derby, Series 2018 B, Ref. GO Bonds(a)(b)	5.00%	10/01/2026	20	20,396
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.00%	09/01/2026	55	55,612
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	4.13%	09/01/2026	70	70,843
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.25%	09/01/2026	55	56,119
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	380	388,430
				1,129,473
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.72%
Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund), Series 2024, Ref. RB	5.00%	09/01/2026	$175	$177,974
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	455	464,970
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2028	80	81,725
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2026	100	102,191
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	70	70,765
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	245	248,206
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	85	86,332
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	385	391,020
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	140	142,125
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	130	131,873
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	150	152,053
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2026	75	75,834
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	45	45,103
				2,170,171
Louisiana-0.48%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	385	391,223
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	65,987
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	265	269,822
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2026	20	20,311
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2035	160	160,158
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	4.00%	05/15/2036	320	320,164
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	160	161,805
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	50	49,794
				1,439,264
Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB(a)	5.00%	09/01/2026	50	50,932
Maryland-1.70%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	45,229
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	70	71,164
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	205	207,064
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2026	20	20,143
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	80	81,330
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	105	106,746
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	100,714
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2026	25	25,178
Maryland (State of), Series 2022 C, Ref. GO Bonds	5.00%	03/01/2026	10	10,062
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	106,746
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	152,495
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2026	180	182,994
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	35,040
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,530,981
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2026	60	61,490
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	168,408
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	255,039
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2029	10	10,196
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	615	621,189
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	310	313,120
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	35,501
Maryland (State of) Transportation Authority, Series 2021 B, Ref. RB	5.00%	12/01/2026	50	51,241
Maryland (State of) Transportation Authority, Series 2025 C, Ref. RB	5.00%	11/01/2026	85	86,933
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2026	50	51,137
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	370	377,642
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	$160	$163,638
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2026	25	25,248
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2026	80	81,986
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	71,064
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2026	10	10,152
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,025
				5,079,895
Massachusetts-3.18%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	165	167,391
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	10	10,145
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2028	490	496,784
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	45	45,612
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	55	55,726
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	50,645
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	80	80,982
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	86,231
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	290	293,828
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	300	301,287
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	200	202,491
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	80	80,965
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	101,091
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	135	136,300
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	151,223
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,063
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,182
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	291,137
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2037	20	20,067
Massachusetts (Commonwealth of), Series 2016 G, Ref. GO Bonds	4.00%	09/01/2033	5	5,027
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	140	143,490
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2028	15	15,356
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,116
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2030	25	25,588
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2031	55	56,232
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2033	5	5,105
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	515	525,478
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	70	71,350
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2036	20	20,363
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	115	116,959
Massachusetts (Commonwealth of), Series 2016 J, Ref. GO Bonds	5.00%	12/01/2038	30	30,481
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	51,037
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	25,362
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	275	281,278
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	70	71,014
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	127,331
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	115,231
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	202,046
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2026	5	5,012
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2026	75	75,767
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2026	55	56,256
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2026	25	25,466
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	30	30,180
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	175	177,515
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, Ref. RB	5.25%	07/01/2026	5	5,080
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB(a)	5.00%	08/01/2026	20	20,323
Massachusetts (Commonwealth of) Development Finance Agency, Series 2016 I, Ref. RB	5.00%	07/01/2036	25	25,190
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, RB	5.00%	07/01/2047	25	24,499
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	755	760,146
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	$250	$250,894
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	220,961
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	5	5,013
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,122
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2026	100	101,564
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2029	20	20,112
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	510	516,314
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2034	20	20,239
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	305	311,702
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2028	15	15,203
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2029	25	25,333
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	253,204
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	4.00%	07/01/2032	10	10,051
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	201,394
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2026	25	25,348
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	70	70,102
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB(a)(b)	5.00%	08/01/2026	155	157,568
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	15	15,097
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,083
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	08/01/2028	5	5,082
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	251,201
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2029	5	5,079
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	90	90,190
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2026	65	65,137
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	255	259,224
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	162,650
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,083
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	495	503,200
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,083
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,083
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	145	147,402
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	35	35,580
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2030	20	20,320
University of Massachusetts Building Authority, Series 2021, Ref. RB	5.00%	11/01/2026	5	5,112
				9,522,158
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-2.28%
Great Lakes Water Authority, Series 2016 A, RB	5.00%	07/01/2046	$30	$30,163
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	20	20,092
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2028	110	111,476
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2029	25	25,334
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	180	181,912
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	506,631
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	30,322
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	170	172,254
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	110	111,523
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	5	5,069
Livonia Public Schools, Series 2016, GO Bonds, (INS - AGI)(c)	5.00%	05/01/2045	45	45,012
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	75	75,770
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2028	55	55,314
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	60	60,307
Michigan (State of), Series 2023, RB	5.00%	11/15/2026	5	5,119
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	185	186,224
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2030	160	163,312
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2031	175	178,596
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2032	135	137,712
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2033	90	91,753
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2034	500	509,515
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2035	135	137,506
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	300	303,991
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	151,085
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	400	402,294
Michigan (State of) Finance Authority (Bronson Healthcare Group), Series 2020 A, Ref. RB	5.00%	05/15/2036	80	80,612
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	515	525,551
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2029	140	142,582
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016, Ref. RB	5.00%	10/01/2028	235	239,354
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2028	20	20,415
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2029	70	71,456
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2030	35	35,744
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2031	5	5,106
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2032	140	142,872
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2034	105	106,994
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	507,827
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	110	111,255
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI, Ref. RB	5.00%	12/01/2033	220	222,167
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2026	250	255,832
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB(a)(b)	5.00%	11/15/2026	50	51,066
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2026	105	107,449
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	135	136,060
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	75,589
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	55	55,432
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	70	70,550
University of Michigan, Series 2015, Ref. RB	5.00%	04/01/2031	70	70,566
University of Michigan, Series 2015, Ref. RB	4.00%	04/01/2034	5	5,015
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	100	100,805
				6,838,585
Minnesota-0.90%
Hennepin (County of), MN, Series 2016 A, GO Bonds	5.00%	12/01/2036	20	20,341
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2026	25	25,606
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	25,050
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2026	45	45,745
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	525	535,887
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	86,763
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2026	70	71,160
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2026	25	25,414
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2026	45	45,839
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	$100	$100,604
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2026	20	20,331
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2026	50	50,828
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2026	55	55,911
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2032	70	70,328
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2035	5	5,021
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB	5.00%	03/01/2036	1,250	1,255,515
Rochester (City of), MN, Series 2017 A, Ref. RB	5.00%	12/01/2047	100	100,638
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	91,575
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	60	60,155
				2,692,711
Mississippi-0.36%
Minnesota (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	25	25,591
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	105	107,712
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	51,291
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	56,420
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	55	56,420
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	20	20,517
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	50	51,291
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	35	35,904
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	140	143,312
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	155	158,667
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	30	30,710
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	150	153,548
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	200,428
				1,091,811
Missouri-0.70%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2026	50	51,118
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	75	75,061
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2028	190	190,673
Hazelwood School District, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	130	130,418
Kansas City (City of), MO, Series 2022 A, Ref. GO Bonds	5.00%	02/01/2026	110	110,422
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	4.00%	05/01/2041	20	20,077
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	40,403
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	56,053
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,017
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2026	10	10,104
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	25,235
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	75,704
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	75	75,709
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	55,485
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	55	55,140
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2034	30	30,238
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	305	308,146
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	175	178,995
Missouri (State of) Highway & Transportation Commission, Series 2021, RB	5.00%	11/01/2026	15	15,342
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2026	10	10,103
Missouri (State of) Highway & Transportation Commission (State Appropriations Mega), Series 2023, RB	5.00%	05/01/2026	275	277,837
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point), Series 2015 A, Ref. RB	3.75%	01/01/2036	145	145,020
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	80	80,204
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
St. Louis (City of), MO, Series 2007 A,Ref. RB, (INS - AGI)(c)	5.25%	07/01/2026	$20	$20,301
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	20	20,079
St. Louis Land Clearance for Redevelopment Authority, Series 2017, RB	5.00%	06/01/2040	30	30,099
				2,102,983
Nebraska-0.16%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2026	40	40,160
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	85	85,324
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2041	20	20,036
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	5.00%	01/01/2032	85	86,012
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	250,397
				481,929
Nevada-1.16%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	305	311,795
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2028	35	35,742
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2031	90	90,874
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	25	25,208
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2034	60	60,400
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2026	10	10,143
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015 C, Ref. RB	5.00%	07/01/2026	50	50,684
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2026	15	15,205
Clark (County of), NV Department of Aviation, Series 2019 A, Ref. RB	5.00%	07/01/2026	105	106,435
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	70	70,957
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2026	25	25,342
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	251,158
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,041
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2026	85	86,046
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	96,169
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2033	500	505,420
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2035	10	10,096
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2036	175	176,575
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2037	75	75,612
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	295	297,260
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	175	175,977
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	110	110,360
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2026	75	75,921
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	105	106,180
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	80	80,923
Nevada (State of), Series 2025 A, Ref. GO Bonds	5.00%	04/01/2026	5	5,041
Nevada (State of), Series 2025 A, Ref. GO Bonds	5.00%	10/01/2026	140	142,833
Truckee Meadows Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	07/01/2026	80	81,131
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2031	240	242,998
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	140	141,708
				3,489,234
New Hampshire-0.01%
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	30	30,249
New Jersey-3.83%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	140	142,012
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	08/01/2026	5	5,006
Hudson County Improvement Authority (Hudson County Vocational - Technical Schools), Series 2016, RB	5.00%	05/01/2041	20	20,111
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	375	379,454
New Jersey (State of) Economic Development Authority, Series 2004, RB, (INS - NATL)(c)	5.25%	07/01/2026	35	35,428
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	80	80,044
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	345	353,711
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	275	281,943
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	110	112,497
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	465	479,110
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	$255	$262,737
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	55	56,669
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	425	434,196
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	665	668,865
New Jersey (State of) Economic Development Authority, Series 2024, Ref. RB	5.00%	06/15/2026	45	45,571
New Jersey (State of) Educational Facilities Authority, Series 2016 B, RB	5.00%	09/01/2036	10	10,122
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	146,777
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2026	1,000	1,006,242
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	190	190,307
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	65	65,761
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2036	360	360,197
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	100,852
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	75	76,002
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	172,231
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	70	70,893
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	665	665,284
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	580	586,304
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2029	280	282,992
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2030	315	318,311
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	480	482,540
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2026	240	245,888
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	45	45,494
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2029	155	156,665
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	575	581,044
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	610	616,203
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	610	624,965
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	170	172,157
New Jersey (State of) Turnpike Authority, Series 2005 D-3, RB, (INS - AGI)(c)	5.25%	01/01/2026	220	220,482
New Jersey (State of) Turnpike Authority, Series 2005 D-4, RB, (INS - AGI)(c)	5.25%	01/01/2026	895	896,962
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2038	35	35,468
				11,487,497
New Mexico-0.36%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	241,419
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2026	120	121,606
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2026	365	369,886
New Mexico (State of) Finance Authority, Series 2022 A, Ref. RB	5.00%	06/15/2026	10	10,134
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 A, RB	5.00%	07/01/2026	220	223,072
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2026	30	30,419
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2026	80	81,117
				1,077,653
New York-15.48%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,023
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2026	20	20,499
Build NYC Resource Corp. (Chapin School), Series 2016, RB	4.00%	11/01/2026	35	35,442
Build NYC Resource Corp. (Chapin School), Series 2016, RB	5.00%	11/01/2026	10	10,218
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,019
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	20,402
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	125	125,700
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2030	10	10,150
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2031	$5	$5,075
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	170	172,075
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	502,150
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGI)(c)	5.25%	11/15/2026	525	537,375
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	85	86,169
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	5	5,118
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2028	230	235,571
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	110	112,671
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2030	10	10,245
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2031	140	143,394
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2032	30	30,680
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	20	20,389
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	80	81,415
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2026	15	15,324
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2033	100	101,814
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	25	25,430
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	75	76,201
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	4.00%	11/15/2036	10	9,994
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	760,044
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2028	130	132,597
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	265	270,310
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	480	489,738
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2031	110	112,199
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2032	10	10,033
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	205	205,326
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	255	255,488
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	370	377,996
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2026	500	510,806
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2026	10	10,236
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	445	454,617
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2026	235	240,079
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2026	70	71,513
Metropolitan Transportation Authority (Green Bonds), Series 2020, Ref. RB	4.00%	11/15/2026	80	80,979
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2028	30	30,656
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B, Ref. RB	5.00%	11/15/2029	15	15,329
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,010	1,024,420
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	225	226,017
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2026	500	512,238
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	185	187,301
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,192
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	100,365
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2026	115	117,763
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2026	20	20,284
New York (City of), NY, Series 2008 B, GO Bonds	5.00%	09/01/2026	10	10,180
New York (City of), NY, Series 2008 J, Ref. GO Bonds	5.00%	08/01/2026	125	127,004
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	295	299,729
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2026	35	35,561
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	45,884
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2030	35	35,705
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2031	30	30,601
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2033	510	519,664
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2034	15	15,278
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2036	5	5,012
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2037	370	375,803
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2038	5	5,074
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	215	217,126
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	376,438
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	100,388
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	65,210
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	55,179
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2030	$25	$25,083
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	30	30,100
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2032	10	10,033
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2033	175	175,557
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	10,005
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	170	172,725
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	25,326
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	50,656
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2030	5	5,067
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2032	50	50,659
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	55	55,198
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	165	167,645
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,032,061
New York (City of), NY, Series 2017-1, GO Bonds	5.00%	08/01/2026	150	152,405
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2026	350	355,611
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2026	285	289,569
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	165	167,645
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2026	35	35,773
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	130	132,084
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2026	125	127,004
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	150,891
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2026	20	20,361
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	155	157,485
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2026	225	228,607
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2026	75	76,202
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2026	155	157,797
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2026	40	40,318
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	635	638,387
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	170	172,275
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	120	121,614
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	80,343
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2033	35	35,450
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2037	15	15,161
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	505,036
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2026	5	5,100
New York (City of), NY Municipal Water Finance Authority, Series 2016 A, Ref. RB	4.50%	06/15/2032	105	105,887
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	5	5,019
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	1,050	1,055,674
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	407,754
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	270	276,648
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	217,925
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	110	112,708
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 B, Ref. RB	5.25%	06/15/2037	95	97,001
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	420	427,608
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	475	483,068
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	100	100,844
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2026	245	245,424
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	35,076
New York (City of), NY Transitional Finance Authority, Series 2016 S, RB(a)(b)	5.00%	01/15/2026	95	95,282
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	610	611,810
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	20	20,059
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	10	10,030
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	60	60,178
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	140	140,415
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)(b)	5.00%	01/15/2026	25	25,074
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2029	70	70,636
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	45	45,183
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2031	5	5,019
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2032	20	20,176
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2033	25	25,205
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2034	$165	$166,232
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	100,672
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2036	65	65,105
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	60	61,364
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2026	65	66,478
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	465	475,573
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	545	557,391
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, RB	5.00%	11/01/2026	5	5,114
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	35	35,147
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2026	150	153,411
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2026	70	71,592
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	253,629
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	664,551
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2031	15	15,216
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	202,597
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2034	1,205	1,219,290
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2035	65	65,228
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2036	105	105,961
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2038	25	25,161
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2040	5	5,018
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB	5.00%	08/01/2032	25	25,348
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, Ref. RB	4.00%	08/01/2037	40	40,072
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	245,887
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	351,261
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2032	35	35,123
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2034	5	5,015
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	195	195,525
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	565	566,119
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	55	55,089
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	250,323
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2040	15	15,012
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	135,489
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2032	10	10,035
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2033	120	120,155
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2034	500	500,532
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2036	545	545,349
New York (City of), NY Transitional Finance Authority, Subseries 2017 C-1, Ref. GO Bonds	5.00%	07/15/2026	20	20,287
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2026	20	20,287
New York (City of), NY Transitional Finance Authority, Subseries 2020 D-1, RB	5.00%	11/01/2026	5	5,114
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2026	30	30,682
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2026	15	15,341
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	225	227,980
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	505	511,479
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016-1E, Ref. RB	4.00%	04/01/2030	110	111,438
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	45	46,086
New York (City of), NY Trust for Cultural Resources (The) (The Museum of Modern Art), Series 2016 1E, Ref. RB	4.00%	04/01/2028	45	45,596
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(c)	5.50%	03/15/2026	5	5,043
New York (State of) Dormitory Authority, Series 2016 A, RB(a)	5.00%	03/15/2026	20	20,133
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,069
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	50	50,894
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	08/15/2026	20	20,358
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2028	70	71,272
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2028	45	45,620
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	65	65,861
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2030	70	70,891
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	$195	$198,483
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	91,020
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	60	60,896
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	505	513,542
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2034	355	360,125
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	50	50,799
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	210	212,087
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2035	45	45,621
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2035	130	132,015
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2035	180	181,643
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	70	70,912
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2036	25	25,368
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2037	25	25,305
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2038	210	212,428
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	35	35,378
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	211,826
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	835	841,565
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	50	50,894
New York (State of) Dormitory Authority, Series 2016, Ref. RB	4.00%	07/01/2040	565	565,521
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2026	105	105,539
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,140
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	20	20,103
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	140,435
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	61,249
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	15	15,269
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2029	10	10,179
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	170	173,008
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2031	450	457,814
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2032	45	45,766
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2033	120	121,974
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	125	127,085
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	250	254,032
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	70	71,074
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	35,233
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	127,603
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2026	5	5,036
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2026	5	5,026
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(c)	5.00%	10/01/2026	20	20,408
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(c)	5.00%	10/01/2026	25	25,510
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	20	20,133
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,033
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	455	463,378
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	465	474,643
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016, RB	4.00%	10/01/2026	25	25,314
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2026	25	25,372
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	25	25,186
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	70	71,251
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	269,882
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	90	91,088
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	745	752,965
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	155	156,361
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	155	156,227
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	20,277
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2026	40	40,361
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2026	70	71,733
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2032	20	20,032
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2033	60	60,090
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2035	15	15,019
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2036	20	20,023
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	55	55,031
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	$270	$270,072
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	06/15/2028	120	121,555
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2028	50	50,648
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	100	101,140
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2033	55	55,591
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	430	434,347
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2030	130	131,642
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2033	170	171,828
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	225	227,274
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2035	220	222,047
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2033	10	10,097
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2026	55	55,766
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2016, RB	5.00%	08/15/2041	215	216,123
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2028	35	35,442
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2029	70	70,847
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2030	60	60,693
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	227,347
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	50	50,202
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2034	10	10,090
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2026	75	76,045
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2026	5	5,070
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	584,204
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	200	201,450
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	30	30,217
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2030	20	20,125
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2032	15	15,086
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	135,733
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	225	226,156
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2035	325	326,576
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	10	10,072
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	60	60,435
New York State Urban Development Corp., Series 2016, Ref. RB	5.00%	03/15/2031	5	5,030
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	20,144
New York State Urban Development Corp., Series 2017, Ref. RB(a)	5.00%	03/15/2026	65	65,471
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	95	95,684
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2026	80	80,576
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, RB	5.00%	12/01/2026	100	101,994
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	02/01/2026	5	5,021
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2026	85	87,056
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2026	70	70,731
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2028	10	10,085
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2029	20	20,169
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	504,226
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	575	577,313
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	300	300,681
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2026	15	15,363
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2026	55	56,330
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2026	85	87,056
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2017 C-1, Ref. RB	5.00%	11/15/2026	80	81,935
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2026	305	312,378
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2028	$30	$30,551
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	145	147,715
				46,392,075
North Carolina-0.94%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	190	194,755
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2026	75	76,404
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	45,472
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	30,358
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	90	91,136
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	85	85,841
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	340	344,293
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	475	480,998
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2026	60	60,594
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2026	85	85,841
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2026	65	65,643
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	65,396
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	85	86,756
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2039	30	30,099
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2040	215	217,048
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	55,330
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	25,066
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	151,082
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2026	5	5,057
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2026	15	15,029
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	35,065
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2031	5	5,010
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2032	135	135,253
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 C, Ref. RB	5.00%	01/01/2029	10	10,019
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	110	111,454
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	265	268,524
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2026	40	40,248
				2,817,771
Ohio-2.35%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	220	223,321
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016 A, Ref. RB(a)(b)	5.00%	02/15/2026	50	50,250
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB(a)(b)	5.00%	02/15/2026	125	125,624
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB(a)(b)	5.00%	02/15/2026	300	301,497
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	235	241,293
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	150	151,731
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	25,280
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,024,488
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	136,980
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2026	505	509,203
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	100,970
Columbus City School District (Construction and Improvement), Subseries 2016, Ref. GO Bonds	5.00%	12/01/2030	25	25,259
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	25,553
Euclid City School District (Classroom Construction & Improvement), Series 2017, GO Bonds(a)(b)	5.25%	01/15/2026	105	105,324
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	45	46,086
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	340	348,338
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2030	45	46,095
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	90	90,938
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2032	30	30,290
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	105	105,799
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2028	5	5,051
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2029	75	75,738
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2030	15	15,143
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	$90	$90,863
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	210	214,054
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	50	50,815
Ohio (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2026	100	100,381
Ohio (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2026	125	125,476
Ohio (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2026	30	30,114
Ohio (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2026	25	25,095
Ohio (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2026	5	5,019
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2031	10	10,066
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2032	50	50,325
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,095
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	50	50,305
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2026	190	194,819
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2026	115	116,874
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2026	5	5,009
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	180	182,245
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	75	75,928
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	85	86,062
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2026	105	107,663
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2028	110	111,372
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2029	200	202,451
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	335,104
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2026	40	40,182
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2031	40	40,438
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	202,009
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2033	30	30,276
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2034	50	50,430
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	06/01/2026	90	91,091
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2026	10	10,121
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	90	92,189
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	95	96,152
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	80	81,946
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2026	75	75,910
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2026	55	56,338
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2026	50	51,201
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	125,176
				7,038,845
Oklahoma-0.99%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	85	86,324
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,111
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	75	76,615
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	30	30,643
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	55	56,162
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	90	91,839
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	605,328
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2026	45	45,631
Oklahoma (State of) Municipal Power Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	50	50,095
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB(a)(b)	5.00%	01/02/2026	170	170,333
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB(a)(b)	5.00%	01/02/2026	190	190,372
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2033	170	169,047
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2034	830	824,408
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2036	15	14,941
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2026	30	30,060
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	1.25%	07/01/2026	480	475,751
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,040
				2,952,700
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-0.45%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	$35	$35,178
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	81,050
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	110	111,425
Oregon (State of) (Article XI - Q State), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2028	20	20,190
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2026	40	40,399
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	100,737
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	30,287
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2026	60	61,423
Oregon (State of) Facilities Authority (Samaritan Health Services), Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,045
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	500	509,098
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	50,569
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2035	40	40,407
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	161,516
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2037	10	10,088
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	25,313
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	60,075
				1,352,800
Pennsylvania-4.25%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2026	80	81,731
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2028	75	76,480
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2029	25	25,482
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	200	201,697
Allegheny (County of), PA, Series 2016 C-76, GO Bonds	5.00%	11/01/2041	175	176,238
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2026	55	55,727
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	100,543
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	65	65,591
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2029	55	55,498
Delaware County Regional Water Quality Control Authority, Series 2016, RB	5.00%	11/01/2046	105	105,097
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	80	81,826
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	140,889
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	80	81,239
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	65,279
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2026	320	321,272
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	301,106
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2030	15	15,028
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2031	50	50,093
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	200,361
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2033	20	20,034
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGI)(c)	4.00%	02/01/2034	20	20,034
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	235	239,500
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	130,238
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	30,302
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2026	1,000	1,011,025
Pennsylvania (Commonwealth of), First series 2023 A, GO Bonds	5.00%	09/01/2026	125	127,274
Pennsylvania (Commonwealth of), First series 2024 C, GO Bonds	5.00%	08/15/2026	200	203,422
Pennsylvania (Commonwealth of), Second series 2016, GO Bonds	5.00%	09/15/2026	100	101,915
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	305,358
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2029	95	96,674
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	65,581
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	35	35,307
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	660	665,562
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	375	377,795
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2026	5	5,075
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	175	178,541
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2026	195	198,337
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	95	95,562
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Drexel University), Series 2016, Ref. RB	5.00%	05/01/2034	$370	$371,483
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	502,482
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 A, Ref. RB	4.00%	08/15/2029	20	20,100
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2030	65	66,264
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2031	310	315,782
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2032	125	127,183
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2033	435	442,038
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2016 B, Ref. RB	5.00%	06/01/2028	35	35,398
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	155	158,616
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	45	46,075
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2029	85	87,020
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	230	235,343
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2031	20	20,474
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	260	266,014
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2036	170	173,307
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	60	60,663
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	235	237,471
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	255	257,524
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	525	528,772
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	540	542,542
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2029	85	85,981
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	400	401,859
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2034	155	155,663
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2035	85	85,897
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2039	55	55,450
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2025	40	40,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	102,443
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2026	65	66,516
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	301,643
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2028	20	20,322
Pennsylvania State University (The), Series 2016 B, Ref. RB	5.00%	09/01/2029	15	15,238
Philadelphia (City of), PA, Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	235	239,159
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2026	15	15,287
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2026	75	76,147
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds, (INS - AGI)(c)	5.00%	08/01/2026	20	20,313
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	230	233,518
Philadelphia (City of), PA (1998 General Ordinance), Series 2016, Ref. RB	5.00%	10/01/2033	10	10,171
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	20	20,266
Philadelphia School District (The), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	25	25,211
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2026	145	147,530
School District of Philadelphia (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2026	5	5,086
				12,726,964
Rhode Island-0.41%
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	330	330,850
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	50,586
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2028	245	247,490
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2029	215	217,242
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	265	267,863
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2031	125	126,378
				1,240,409
South Carolina-0.85%
Beaufort County School District, Series 2025 A, GO Bonds	5.00%	03/02/2026	70	70,428
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2026	$290	$296,678
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2026	235	240,811
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2026	5	5,031
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	85,221
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	227,421
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2030	140	141,525
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	151,609
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	146,507
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2033	20	20,199
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2034	240	242,316
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2035	25	25,228
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2036	95	95,813
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	170	171,316
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2038	215	216,503
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	65	66,177
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2036	25	25,424
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2037	75	76,152
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2026	15	15,332
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	210	214,267
				2,533,958
South Dakota-0.01%
Rapid City (City of), SD, Series 2018, RB(a)(b)	4.00%	12/01/2026	25	25,338
Tennessee-0.70%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	45	45,175
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland), Series 2017 B, Ref. RB	5.00%	11/01/2030	25	25,493
Memphis (City of), TN, Series 2015 A, Ref. GO Bonds	5.00%	04/01/2026	145	145,513
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	50,101
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	101,355
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	25	25,339
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2028	35	35,459
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2030	45	45,264
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2030	5	5,064
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2031	100	100,541
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2031	115	116,462
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2032	40	40,185
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	4.00%	01/01/2033	85	85,311
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,259
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	190	192,730
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2041	55	55,007
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	130	131,434
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2030	100	101,128
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2031	210	212,354
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	150	151,450
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	65	66,049
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	101,573
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	80	81,782
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	85	86,049
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	76,115
				2,097,192
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-8.93%
Aledo Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	$500	$500,074
Allen Independent School District, Series 2017, GO Bonds(a)(b)	5.00%	02/15/2026	100	100,470
Allen Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	420	420,344
Aurora (City of), IL, Series 2016, Ref. RB	5.00%	11/15/2030	15	15,330
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	55	56,218
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2031	150	153,228
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2032	55	56,133
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	151,164
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	40,342
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	110	112,472
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	80	81,798
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	60	60,950
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	100	101,251
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	222,753
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	505,752
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	116,968
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	445	452,614
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2026	25	25,428
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	411,930
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	126,963
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2026	30	30,513
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2026	10	10,171
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	170	172,909
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2016 A, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	10	10,012
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	120	120,590
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	175	175,848
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,025
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	260	265,506
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2026	55	56,165
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2026	70	71,482
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	160,275
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2029	45	45,815
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2031	50	50,910
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2032	10	10,177
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2035	60	60,942
Dallas (City of), TX, Series 2016 A, Ref. RB	5.00%	10/01/2036	35	35,518
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	502,446
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2026	210	211,027
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	75	76,377
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	160	163,748
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	30,139
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2034	45	45,942
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	168,298
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2036	5	5,095
Denton (County of), TX, Series 2017, Ref. GO Bonds	5.00%	07/15/2031	50	50,709
Eagle Mountain & Saginaw Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	25	25,035
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	100,767
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2031	70	70,347
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	160,699
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	60	60,472
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	175	176,157
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	75,362
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,025
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(c)	5.00%	11/15/2026	$25	$25,509
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	45	45,764
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2028	10	10,160
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2029	135	137,120
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	305	309,661
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	230	233,434
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2032	135	136,949
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2033	75	76,035
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	105	106,354
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	25	25,298
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	225	227,475
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2026	90	91,806
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2026	20	20,401
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	08/15/2026	35	35,594
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.00%	09/15/2026	15	15,285
Harris (County of), TX Flood Control District, Series 2025, Ref. GO Bonds	5.00%	09/15/2026	80	81,519
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2026	130	132,956
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	105	107,207
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	250	255,140
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	127,121
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2039	10	10,078
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2016, RB	5.00%	07/01/2040	20	20,140
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2026	65	66,451
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2026	120	120,707
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2028	20	20,114
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	80	81,828
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2028	245	250,410
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	385	387,603
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2035	25	25,466
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2036	30	30,528
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2037	5	5,006
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2029	30	30,647
Houston (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2034	150	152,948
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	205	206,207
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	340	347,770
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	60,796
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2026	55	55,324
Houston (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	03/01/2026	20	20,118
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2026	500	511,426
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,088
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	5	5,011
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	10	10,037
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	20	20,036
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	10	10,014
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	10	10,012
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	110,552
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	175	178,056
Leander Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	10	10,005
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	$70	$71,173
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,091
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	80	80,336
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	185	186,980
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2026	15	15,155
Medina Valley Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	75	75,019
Mesquite Independent School District, Series 2017 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	5	5,015
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,025
Montgomery (County of), TX, Series 2016, Ref. GO Bonds	5.00%	03/01/2028	35	35,196
Montgomery (County of), TX, Series 2016, Ref. GO Bonds	5.00%	03/01/2032	20	20,112
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	12/31/2049	100	90,250
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	30,130
North East Texas Regional Mobility Authority, Series 2016, RB(a)(b)	5.00%	01/01/2026	70	70,130
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2035	245	246,604
North Texas Tollway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	20	20,039
North Texas Tollway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	160	160,310
North Texas Tollway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	100	100,194
North Texas Tollway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	1,105	1,107,139
North Texas Tollway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	20	20,039
North Texas Tollway Authority, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	625	626,210
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2029	20	20,028
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2031	115	115,159
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,020
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	5	5,007
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	65	65,085
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	120,157
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2026	45	45,086
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	655	657,576
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds(a)(b)	5.00%	02/15/2026	1,000	1,004,803
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	310	310,517
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	140	142,221
Plano Independent School District, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	02/15/2026	95	95,446
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2026	10	10,158
San Antonio (City of), TX, Series 2015, RB(a)(b)	3.20%	02/01/2026	15	15,011
San Antonio (City of), TX, Series 2015, RB(a)(b)	4.00%	02/01/2026	55	55,114
San Antonio (City of), TX, Series 2015, RB(a)(b)	4.00%	02/01/2026	70	70,145
San Antonio (City of), TX, Series 2015, RB(a)(b)	4.00%	02/01/2026	80	80,166
San Antonio (City of), TX, Series 2015, RB(a)(b)	4.00%	02/01/2026	25	25,052
San Antonio (City of), TX, Series 2015, Ref. RB(a)(b)	3.13%	02/01/2026	80	80,048
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	70,258
San Antonio (City of), TX, Series 2015, Ref. RB(a)(b)	5.00%	02/01/2026	40	40,149
San Antonio (City of), TX, Series 2015, Ref. RB(a)(b)	5.00%	02/01/2026	40	40,149
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	235	235,866
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	60	60,467
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	320	324,762
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	105	106,521
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	140	140,791
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	85	86,208
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2033	20	20,097
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2034	65	65,256
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	30	30,111
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2026	130	132,145
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	130,266
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2026	5	5,020
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	$185	$186,834
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	35	35,339
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2033	45	45,876
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2034	120	122,268
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	200	203,436
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	4.00%	05/15/2037	15	15,069
Schertz-Cibolo-Universal City Independent School District, Series 2017, GO Bonds(a)(b)	5.00%	02/01/2026	145	145,539
Spring Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	10	10,154
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	50	50,154
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	205	206,979
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2035	420	417,559
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	50	50,500
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	4.00%	11/15/2034	540	540,038
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2037	20	20,149
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	300	302,634
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	90	91,336
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	270	272,193
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	250,578
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2028	20	20,151
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,146
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	10	10,073
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2030	260	261,763
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	140,879
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	30	30,188
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	5	5,028
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2032	400	402,257
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,101
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	10	10,051
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2034	10	10,045
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	100	100,281
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2038	25	25,058
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2043	5	5,001
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2026	5	5,102
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	35	35,717
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2026	200	204,097
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2026	30	30,246
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2026	355	362,273
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	145	147,971
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2030	5	5,084
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	120	120,977
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	130	130,892
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2033	40	40,237
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2036	25	25,070
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	10	10,010
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2026	95	95,842
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	135	137,825
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2026	15	15,239
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	145	147,315
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	100,536
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	70	70,378
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2026	140	141,543
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2026	220	221,494
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2026	25	25,170
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	$500	$507,915
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2026	50	50,249
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2028	25	25,123
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	75,360
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2031	40	40,170
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2032	95	95,389
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2033	20	20,079
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2034	20	20,078
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2035	70	70,268
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	400	401,489
Williamson (County of), TX, Series 2015 A, Ref. GO Bonds	4.00%	02/15/2026	10	10,009
Williamson (County of), TX, Series 2021, GO Notes	4.00%	02/15/2026	10	10,029
				26,756,696
Utah-0.53%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2026	5	5,065
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	227,918
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2026	115	116,836
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	73,526
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	290	291,696
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2026	5	5,071
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	295	299,205
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2026	245	248,492
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2026	105	106,497
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2029	45	45,248
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2030	95	95,577
Utah (State of) Transit Authority, Series 2016, Ref. RB	4.00%	12/15/2031	35	35,206
Utah Municipal Power Agency, Series 2016 B, RB	5.00%	07/01/2038	25	25,123
				1,575,460
Vermont-0.11%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)), Series 2016 A, Ref. RB	5.00%	12/01/2032	10	10,080
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,032
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	235	236,376
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	80,412
				331,900
Virginia-1.62%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2026	50	50,884
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(c)	5.00%	07/01/2041	105	105,580
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	100,815
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2026	125	125,581
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	405	406,849
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2028	75	75,359
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2026	5	5,062
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2026	110	112,272
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	125	126,242
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	90	90,896
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016, Ref. RB	5.00%	05/15/2026	5	5,053
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016, Ref. RB	5.00%	05/15/2026	15	15,159
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	155	157,547
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	40,657
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	415	421,819
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	$40	$40,657
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	15	15,247
Henrico (County of), VA, Series 2016, Ref. RB(a)(b)	5.00%	05/01/2026	75	75,739
Norfolk (City of), VA, Series 2016 B, Ref. GO Bonds	4.00%	10/01/2028	75	75,905
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	20,059
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	20	20,058
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	80	80,232
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	135	135,392
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	5	5,015
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	80	80,232
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	250	250,131
Stafford (County of), VA Economic Development Authority (Mary Washington Healthcare Obligated Group), Series 2016, Ref. RB	5.00%	06/15/2035	25	25,230
Virginia (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	06/01/2026	75	75,940
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2026	135	135,285
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	100	101,609
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	66,026
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2026	500	502,004
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2026	15	15,060
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2026	20	20,080
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	70,281
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2026	30	30,120
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	60	60,241
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2026	45	45,180
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2026	50	50,200
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2026	25	25,100
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2026	220	223,630
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	80	81,320
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2026	75	76,237
Virginia (Commonwealth of) Public Building Authority, Series 2024 B, Ref. RB	5.00%	08/01/2026	55	55,907
Virginia (Commonwealth of) Transportation Board, Series 2016, RB	5.00%	09/15/2030	230	234,035
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	85	85,976
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	226,639
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2026	25	25,489
				4,870,031
Washington-4.00%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	150	152,509
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	180	184,093
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	105	106,515
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	200	202,848
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	345	349,978
Energy Northwest (No. 1), Series 2021 A, Ref. RB	5.00%	07/01/2026	65	65,938
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	299,257
Energy Northwest (No. 1), Series 2024 B, Ref. RB	5.00%	07/01/2026	30	30,433
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2026	20	20,289
Grant (County of), WA Public Utility District No. 2, Series 2023 U, Ref. RB	4.00%	01/01/2026	110	110,118
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	175	179,205
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King & Snohomish Counties School District No. 417 Northshore, Series 2025, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	$25	$25,601
King (County of), WA, Series 2016 A, Ref. RB(a)(b)	4.00%	01/01/2026	15	15,016
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2038	265	265,056
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	120	121,618
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	130	130,824
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2031	20	20,136
King (County of), WA Public Hospital District No. 1 (Valley Medical Center), Series 2017, Ref. GO Bonds	5.00%	12/01/2036	15	15,163
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	50	50,057
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	240	245,479
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	180	182,279
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	20	20,433
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	120	122,560
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	105	105,576
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	55	56,365
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	65	66,484
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	350	357,990
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	555	567,614
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	65,364
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	20	20,109
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	690	705,270
King County School District No. 411 Issaquah, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	310	317,448
King County School District No. 414 Lake Washington, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	20	20,066
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	145	148,484
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	30	30,715
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	70,285
Seattle (City of), WA, Series 2020 A, RB	5.00%	07/01/2026	130	131,883
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2026	25	25,098
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2028	10	10,038
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2029	25	25,092
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	35,127
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2026	30	30,479
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	202,017
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	215	218,149
Washington (State of), Series 2016 A, Ref. GO Bonds	5.00%	08/01/2031	90	91,318
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	01/01/2026	270	270,511
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	01/01/2026	75	75,142
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	01/01/2026	250	250,473
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	01/01/2026	90	90,170
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	01/01/2026	115	115,218
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	01/01/2026	70	70,133
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	01/01/2026	5	5,009
Washington (State of), Series 2016 B, Ref. GO Bonds(a)(b)	5.00%	01/01/2026	5	5,009
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2026	$60	$60,604
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	85	86,234
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	25	25,365
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	215	218,164
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2031	135	136,978
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	115	116,646
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2033	25	25,345
Washington (State of), Series 2016 C, GO Bonds(a)(b)	5.00%	02/01/2026	40	40,152
Washington (State of), Series 2016 C, GO Bonds(a)(b)	5.00%	02/01/2026	50	50,190
Washington (State of), Series 2016 C, GO Bonds(a)(b)	5.00%	02/01/2026	130	130,495
Washington (State of), Series 2016 C, GO Bonds(a)(b)	5.00%	02/01/2026	20	20,076
Washington (State of), Series 2016 R, Ref. GO Bonds(a)(b)	5.00%	01/01/2026	215	215,407
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	110	111,829
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	20	20,290
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2032	5	5,072
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	75	76,034
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	145	146,893
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	30	30,370
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	60	60,692
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	40	40,665
Washington (State of), Series 2017-A, GO Bonds	5.00%	08/01/2030	60	60,883
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	90,368
Washington (State of), Series 2020 R, Ref. GO Bonds	5.00%	07/01/2026	45	45,655
Washington (State of), Series 2023, Ref. GO Bonds	5.00%	08/01/2026	10	10,164
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	45	45,655
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2026	75	76,091
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2026	105	106,725
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2026	155	157,578
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2028	420	426,097
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2029	35	35,510
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2030	80	81,177
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2032	355	360,082
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2033	130	131,792
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	200	202,611
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2026	10	10,166
Washington (State of), Series R-2020C, Ref. GO Bonds	5.00%	07/01/2026	180	182,618
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2026	375	378,298
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2026	15	15,246
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2026	30	30,123
Washington (State of) (Bid Group 1), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2026	760	766,683
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	69,656
				11,998,720
West Virginia-0.03%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2026	85	86,502
Wisconsin-1.24%
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2026	40	40,402
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2029	15	15,136
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	85	86,917
Wisconsin (State of), Series 2017-2, Ref. GO Bonds	5.00%	11/01/2026	530	541,953
Wisconsin (State of), Series 2018 A, GO Bonds	4.00%	05/01/2033	25	25,120
Wisconsin (State of), Series 2018 A, GO Bonds	4.00%	05/01/2036	300	301,112
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	225	227,818
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	95	95,936
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	126,274
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2026	45	45,458
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2026	30	30,306
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2026	110	111,568
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	40	40,570
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	07/01/2026	$35	$35,497
Wisconsin (State of) Health & Educational Facilities Authority, Series 2016, Ref. RB	5.00%	10/01/2041	215	217,134
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,067
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	135	135,350
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	370	371,559
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2026	125	126,107
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2028	50	50,470
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2029	40	40,366
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2030	65	65,573
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2031	270	272,355
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	70	70,206
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	145	145,968
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2019, Ref. RB	5.00%	11/15/2026	10	10,204
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2036	165	165,980
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	60	60,626
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	200	200,189
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	45	45,003
				3,726,224
TOTAL INVESTMENTS IN SECURITIES(e)-94.23% (Cost $282,299,314)				282,392,251
OTHER ASSETS LESS LIABILITIES-5.77%				17,281,335
NET ASSETS-100.00%				$299,673,586

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.29%
Alabama-0.44%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$50	$50,801
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	450	470,491
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(a)(b)	4.00%	01/01/2027	25	25,393
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	76,974
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	115	118,028
Jefferson (County of), AL, Series 2017, Ref. RB	5.00%	09/15/2028	10	10,296
Jefferson (County of), AL, Series 2017, Ref. RB	4.00%	09/15/2037	95	95,540
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	154,228
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2027	5	5,187
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	275	279,651
				1,286,589
Alaska-0.23%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	4.00%	10/01/2037	420	423,648
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	20	20,389
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2027	215	222,775
				666,812
Arizona-1.52%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	120	125,380
Arizona (State of) Department of Transportation, Series 2016, Ref. RB	5.00%	07/01/2027	10	10,144
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2027	280	290,984
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	115	119,275
Arizona Water Infrastructure Finance Authority, Series 2024, Ref. RB	5.00%	10/01/2027	110	114,891
Chandler (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	140	145,381
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2032	465	469,494
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2032	25	25,601
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	5.00%	01/01/2033	45	46,044
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	4.00%	01/01/2036	170	170,717
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2027	30	30,709
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	135	138,284
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	115	117,548
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	355	362,585
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	35	35,697
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2027	5	5,184
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2027	130	135,079
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2027	35	36,367
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2027	65	66,414
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2027	5	5,067
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	20	20,785
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	216,860
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	40,526
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	185	191,877
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	10	10,360
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	5	5,182
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2031	25	25,838
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	10	10,315
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	360	369,842
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	4.00%	07/01/2040	20	20,067
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	350	359,252
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2029	$75	$77,013
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2030	20	20,528
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2031	15	15,393
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2033	15	15,375
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	92,172
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	143,122
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2038	45	45,844
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2027	70	71,850
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2027	125	128,304
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2027	10	10,264
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	145	147,762
				4,489,376
California-16.71%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2039	180	184,827
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	1,155	1,205,112
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	206,942
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2035	5	5,185
Antelope Valley Community College District, Series 2017 A, Ref. GO Bonds(a)(b)	4.50%	02/15/2027	110	112,544
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	105	108,792
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	110	114,179
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	150	152,826
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	115	117,156
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	215	218,937
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(c)	5.00%	02/01/2027	60	61,826
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	65	66,240
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2027	5	5,095
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	160	167,992
California (State of), Series 2017, GO Bonds	5.00%	08/01/2029	65	67,776
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	280	291,896
California (State of), Series 2017, GO Bonds	5.00%	11/01/2031	190	199,229
California (State of), Series 2017, GO Bonds	5.00%	08/01/2032	20	20,831
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	150	153,346
California (State of), Series 2017, GO Bonds	5.00%	11/01/2032	5	5,237
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	45	46,921
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	164,035
California (State of), Series 2017, Ref. GO Bonds	3.50%	08/01/2027	345	350,899
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2027	250	252,598
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	80	81,357
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	180	187,820
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	805	845,210
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	110	114,697
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	10	10,427
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	350	367,154
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	630,839
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	15	15,641
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	170	178,351
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	85	89,129
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	160	163,569
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	165	171,648
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2033	85	86,691
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	20	20,784
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	200	203,562
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	475	492,895
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	25	26,067
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	95	98,435
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	20,818
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	60	62,325
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2027	605	631,284
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, GO Bonds	5.00%	11/01/2027	$210	$220,490
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	465	481,171
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	235	246,227
California (State of), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2027	275	288,736
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	372,458
California (State of), Series 2020, GO Bonds	4.00%	03/01/2027	15	15,305
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	78,746
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2027	40	41,998
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	5	5,239
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	261,402
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2027	515	530,416
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2027	320	335,288
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	1,010	1,062,653
California (State of), Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	5	5,250
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	335	346,650
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2027	190	195,427
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	140	144,337
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2027	35	36,596
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2027	70	73,192
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2027	20	20,956
California (State of), Series 2024, GO Bonds	4.00%	09/01/2027	20	20,571
California (State of), Series 2024, GO Bonds	5.00%	09/01/2027	10	10,456
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	45	46,955
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2027	85	88,693
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2027	30	31,368
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2027	55	56,793
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	265	269,494
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2027	60	63,454
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2031	150	157,861
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2027	115	121,621
California (State of) Department of Water Resources, Series 2025, RB	5.00%	12/01/2027	60	63,454
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2027	25	25,689
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	95	100,182
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	210	221,397
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	105	110,382
California (State of) Department of Water Resources (Central Valley), Series 2020 B, Ref. RB	5.00%	12/01/2027	5	5,288
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2027	160	169,211
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	251,573
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	185	189,131
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	60	60,284
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	620	610,704
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	360	361,295
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	790	830,374
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2027	15	15,782
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2029	265	278,615
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2030	60	63,066
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	225	236,367
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2032	40	42,000
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	85	89,117
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2034	$20	$20,926
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2035	10	10,452
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	75	78,285
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2037	5	5,214
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	80	83,624
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	115	120,011
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	165	172,026
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2035	50	52,028
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2036	40	41,534
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	265	274,057
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	202,297
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2032	80	83,624
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	130	135,665
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2034	225	234,582
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	195	202,909
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	180	186,903
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	615	621,949
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	215	222,886
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2028	10	10,377
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	125	129,693
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2030	45	46,693
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2031	225	233,277
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2027	375	393,884
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2036	25	25,358
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	45	45,882
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2027	40	41,896
California (State of) Public Works Board, Series 2022 B, Ref. RB	5.00%	06/01/2027	500	519,422
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	25	26,078
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	40,819
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	340	355,572
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	25	26,239
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2027	5	5,216
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2027	10	10,517
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2027	25	26,131
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2027	10	10,367
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	165	171,371
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2029	70	72,660
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2030	45	46,720
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	460	477,134
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	160	165,790
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2033	80	82,794
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	75	77,446
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2036	65	67,016
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	120	123,528
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	56,538
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	185	188,866
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	273,241
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.00%	08/01/2027	130	136,128
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	4.50%	08/01/2027	$55	$57,034
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	50	52,256
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	35	36,579
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	60	62,707
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	30	31,354
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	100	103,326
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2030	45	46,505
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	110	114,965
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2029	10	10,415
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2030	25	26,033
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	45	46,854
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	60	62,386
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2033	65	67,504
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	155,576
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	90	93,186
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2036	5	5,168
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2027	25	26,080
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	5	5,093
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	240	244,577
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	108,200
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	182,147
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	86,317
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	72,935
Gilroy Unified School District (Elections of 2008 & 2016), Series 2019, GO Bonds	4.00%	08/01/2048	15	14,499
Glendale Community College District (Election of 2016), Series 2017 A, GO Bonds(a)(b)	5.25%	08/01/2027	125	131,148
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	115	118,407
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	64,490
Hartnell Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	96,690
Hayward Area Recreation & Park District, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2042	5	5,131
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	150	151,803
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	105	106,825
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2027	25	25,968
Los Angeles (City of), CA, Series 2017 A, RB	5.00%	06/01/2029	60	62,383
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2027	125	130,440
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2027	25	26,088
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2027	420	438,278
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	103,998
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2031	125	129,991
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2032	75	77,938
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	500	508,906
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	110	114,258
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2033	500	511,065
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2034	40	40,856
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	350	353,798
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2036	20	20,381
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2037	45	45,798
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	50	50,621
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	151,619
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	85	87,072
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	90	92,164
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2032	80	81,852
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2033	380	388,410
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	25,535
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2035	10	10,204
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2036	5	5,095
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2027	185	192,257
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	150	155,884
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	95	96,815
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, RB	5.00%	07/01/2027	45	46,765
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	130	134,484
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2027	$20	$20,785
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	41,569
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2027	35	36,373
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2029	225	234,876
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2030	85	88,778
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2031	10	10,441
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2036	20	20,781
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	260	269,660
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	500	513,545
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	185	192,883
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	35	36,573
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	215	224,437
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2030	95	99,222
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2031	25	26,102
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2032	15	15,648
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2033	30	31,267
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2034	60	62,504
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2036	30	31,172
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2037	10	10,380
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2038	110	114,087
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2039	75	77,576
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	125	129,019
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	90	92,438
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	50	52,248
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	325	338,849
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	170	176,958
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	30	31,169
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	460	481,218
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2027	145	151,688
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2027	20	20,923
Los Angeles Community College District (Election of 2022), Series 2023 A-1, GO Bonds	5.00%	08/01/2027	390	407,990
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	255	258,876
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2027	295	307,744
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	210	219,072
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	305	318,176
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	90	93,888
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2027	50	52,160
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2027	345	359,904
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2027	105	109,536
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	130	135,616
Los Angeles Unified School District (Green Bonds), Series 2023, COP(a)	5.00%	10/01/2027	15	15,750
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2027	150	156,480
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2027	110	114,752
Los Rios Community College District, Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	25	26,191
Los Rios Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2027	5	5,238
Marin Community College District (Election of 2016), Series 2019 B, GO Bonds(a)(b)	4.00%	02/15/2027	10	10,211
Metropolitan Water District of Southern California, Series 2011 C, Ref. RB	5.00%	10/01/2027	90	94,832
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	160	167,423
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	104,639
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2027	5	5,047
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2027	220	225,011
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2027	110	111,726
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2029	85	87,804
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2030	55	56,699
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	195	199,693
Pittsburg Successor Agency Redevelopment Agency, Series 2016 A, Ref. RB, (INS - AGI)(c)	5.00%	09/01/2027	30	30,518
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2027	50	50,571
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	153,023
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2027	40	41,554
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	45	47,470
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	$105	$110,692
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	85	89,568
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	165	173,602
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	95	99,793
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2034	40	41,963
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2035	10	10,474
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2037	60	62,576
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	205	213,364
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2039	15	15,584
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2027	20	20,926
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	75,542
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2045	50	48,709
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	85	89,143
Sacramento (City of), CA Municipal Utility District, Series 2016 I, Ref. RB	5.00%	08/15/2027	5	5,244
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2027	5	5,244
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	40	41,950
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	115	121,435
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2027	25	26,399
San Bernardino (City of), CA, Series 2019 A, Ref. COP	5.00%	10/01/2027	35	36,653
San Bernardino City Unified School District (Election of 2012), Series 2017 D, GO Bonds, (INS - AGI)(c)	4.00%	08/01/2042	5	5,012
San Bernardino Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	70	71,356
San Bernardino Community College District, Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	35	36,039
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	155	159,601
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	45,534
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2027	40	40,694
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	200	204,100
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2027	15	15,554
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2027	5	5,237
San Diego Community College District (Election of 2002), Series 2009, GO Bonds(a)(b)	6.00%	08/01/2027	20	21,231
San Diego Unified School District (Election of 1998), Series 2005 E-2, Ref. GO Bonds, (INS - AGI)(c)	5.50%	07/01/2027	80	84,216
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2027	50	52,160
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2027	5	5,220
San Francisco (City & County of), CA, Series 2024, Ref. GO Bonds	5.00%	06/15/2027	20	20,880
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2027	40	41,541
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	506,359
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2027	65	67,504
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	100	102,333
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	65	68,560
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2029	265	279,060
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2027	35	36,834
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2034	5	5,245
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2029	140	142,749
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2035	65	65,853
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	500	506,449
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	91,629
San Francisco Unified School District (Election of 2024, Series 2025 A, GO Bonds	5.00%	06/15/2027	15	15,618
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	40	40,650
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	295	298,312
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	140	145,308
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	235	243,476
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2027	75	78,221
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	335	349,680
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2033	$50	$52,073
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2027	20	20,899
Santa Clara Unified School District, Series 2025, GO Bonds	4.00%	07/01/2027	10	10,291
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	518,125
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	19,534
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds(a)(b)	5.25%	08/15/2027	90	94,065
Southern California Public Power Authority (Green Bonds), Series 2023, Ref. RB	5.00%	07/01/2027	20	20,785
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	65	63,936
Tuolumne (City of), CA Wind Project Authority (Tuolumne Wind Project), Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2027	75	77,080
Tuolumne (City of), CA Wind Project Authority (Tuolumne Wind Project), Series 2016 A, Ref. RB(a)	5.00%	01/01/2027	50	51,387
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	5	5,086
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	131,445
University of California, Series 2017 AV, RB	5.00%	05/15/2034	5	5,177
University of California, Series 2017 AV, RB	5.00%	05/15/2036	125	129,059
University of California, Series 2017 AV, RB	5.00%	05/15/2042	425	434,427
University of California, Series 2017 AV, RB	5.25%	05/15/2042	600	615,593
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2027	95	98,900
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2029	55	57,169
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2030	175	181,890
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	88,321
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2032	35	36,332
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	220	223,998
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2034	170	172,869
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2035	70	71,070
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2036	30	30,974
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2037	15	15,454
University of California, Series 2017 M, RB	5.00%	05/15/2037	5	5,150
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2027	65	66,742
University of California, Series 2018, Ref. RB	5.00%	05/15/2027	35	36,437
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2027	5	5,205
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2027	10	10,411
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2027	60	62,463
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2027	125	130,131
University of California, Series 2024 BX, RB	5.00%	05/15/2027	25	26,026
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2027	155	161,363
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2030	45	46,759
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	165	171,398
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	35	36,322
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2033	40	41,457
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2034	10	10,351
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2035	5	5,171
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2036	15	15,483
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	470	480,291
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	355,864
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	101,555
Vernon (City of), CA, Series 2021 A, RB	5.00%	10/01/2027	160	165,425
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	5.00%	08/01/2032	110	114,736
West Valley-Mission Community College District, Series 2017 B, Ref. GO Bonds	4.00%	08/01/2034	20	20,410
				49,300,504
Colorado-1.39%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	219,311
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2027	60	61,462
Arapahoe County School District No. 5 Cherry Creek, Series 2025, Ref. GO Bonds	5.00%	12/15/2027	5	5,247
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	150	158,583
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2032	140	143,753
Colorado (State of), Series 2017 J, COP	5.00%	03/15/2037	235	239,890
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2027	40	41,953
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	185	194,034
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	245	256,965
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	$250	$254,860
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2043	180	182,779
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	115	116,366
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2027	40	41,253
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2027	60	61,469
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	5.00%	11/01/2033	70	72,815
Colorado (State of) Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	190	192,591
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	225	235,677
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	270	280,344
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2027	85	89,033
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	101,960
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	70	72,669
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	40	41,618
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	125	130,808
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2027	55	57,502
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2027	70	71,643
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2027	85	87,510
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	155	162,664
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2027	65	67,600
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2027	30	30,979
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2042	110	111,025
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	12/01/2047	95	95,237
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2027	175	183,831
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	50	51,815
				4,115,246
Connecticut-1.87%
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	70,703
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	180	183,696
Connecticut (State of), Series 2016, Ref. RB	5.00%	09/01/2027	5	5,088
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2027	115	118,863
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	225	227,306
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,473
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	175	182,782
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2027	115	119,333
Connecticut (State of), Series 2018 D, Ref. GO Bonds	5.00%	04/15/2027	205	211,887
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	285	297,469
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2027	130	135,687
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2027	160	165,375
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	120	124,128
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2027	550	559,072
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2027	140	144,816
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	70	73,255
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	60	60,990
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	525	547,969
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	150	157,116
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2027	205	214,726
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2027	130	135,300
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2027	35	35,962
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2027	45	46,730
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2027	15	15,577
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2027	155	162,354
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	50	51,696
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	55	56,820
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	55	56,791
Connecticut (State of) (Green Bonds), Series 2017 A, Ref. RB	5.00%	05/01/2031	10	10,348
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2027	15	15,595
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Green Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2027	$5	$5,153
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	225	229,974
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	50	50,882
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2027	45	46,185
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2027	10	10,384
Connecticut (State of) (Transportation Infrastructure), Series 2022, Ref. RB	5.00%	07/01/2027	70	72,691
Connecticut (State of) Health & Educational Facilities Authority, Series 2017, Ref. RB	5.00%	07/01/2042	225	228,586
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	160	166,429
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2029	295	302,985
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	80	82,155
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	102,600
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2034	15	15,380
				5,516,311
Delaware-0.16%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2027	130	133,507
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2027	125	128,629
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2027	75	77,023
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2027	30	31,058
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	10,003
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2027	15	15,211
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	85	88,375
				483,806
District of Columbia-2.39%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2027	40	40,472
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2027	75	76,759
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2029	90	93,217
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2030	150	155,388
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2031	50	51,782
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	595	615,719
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	130	134,384
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	154,903
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2035	35	36,103
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	580	596,220
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2027	90	93,320
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2029	180	186,434
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2030	90	93,233
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2031	130	134,634
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2032	70	72,438
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	75	76,162
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2038	75	76,939
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2031	60	61,527
District of Columbia, Series 2017, Ref. RB	5.00%	04/01/2035	80	81,746
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2027	440	459,982
District of Columbia, Series 2019 A, RB	5.00%	03/01/2027	80	82,478
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2027	145	151,581
District of Columbia, Series 2020 A, RB	5.00%	03/01/2027	95	97,943
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2027	50	52,269
District of Columbia, Series 2020, Ref. RB	5.00%	12/01/2027	110	115,118
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2027	55	56,578
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2027	165	172,875
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2027	55	57,029
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2027	10	10,409
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	40	41,909
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2027	90	93,347
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	10	10,310
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	30	30,777
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2032	10	10,249
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2033	30	30,712
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2027	40	41,742
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2027	$5	$5,194
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	20	20,814
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	35	36,440
Washington Metropolitan Area Transit Authority, Series 2017 A-2, Ref. RB	5.00%	07/01/2033	40	41,304
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2027	25	25,941
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	110	113,880
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2031	570	590,015
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2032	50	51,696
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2033	5	5,163
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2034	15	15,467
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	617,855
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2036	600	616,667
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2037	90	92,348
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	420	427,224
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2027	25	25,964
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2027	25	25,964
				7,058,624
Florida-3.06%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2031	185	191,409
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	150	155,231
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2027	325	337,235
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2027	235	243,105
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,123
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2037	530	545,913
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2038	15	15,429
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	165	169,502
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2027	30	31,120
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(c)	5.00%	07/01/2027	25	25,937
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	289,980
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	102,272
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2046	40	40,536
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	40,538
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	45,608
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2027	125	129,904
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2027	100	103,704
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	280	290,372
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2032	10	10,156
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	202,923
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2037	10	10,093
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2027	105	106,461
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2027	55	57,525
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	190	197,153
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2017, RB	5.00%	03/01/2047	110	107,672
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2027	30	30,526
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	80	83,192
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2030	105	107,252
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2027	15	15,626
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2031	110	114,666
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	90	93,692
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	90	93,564
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	175	181,735
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	70	72,568
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2037	20	20,634
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2027	15	15,513
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2027	10	10,408
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2029	410	426,090
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	175	181,849
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	45	46,749
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2027	85	88,640
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2027	10	10,445
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2029	$105	$109,562
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2032	35	36,455
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,302
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2027	20	20,651
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	155	157,052
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2035	75	76,118
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2038	10	10,096
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2039	55	55,453
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2040	140	140,814
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	32,628
Miami-Dade (County of), FL, Series 2017 A, Ref. RB	4.00%	10/01/2036	100	101,302
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	55	57,385
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2029	5	5,211
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	75	76,251
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2035	120	121,790
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2036	165	167,149
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2027	50	52,095
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	65	67,653
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	314,698
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2027	105	108,932
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	215	224,442
Palm Beach County School District, Series 2017 A, Ref. COP	5.00%	08/01/2027	395	409,790
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	30	30,571
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2027	150	153,705
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	204,691
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	95	96,142
South Miami (City of), FL Health Facilities Authority (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	50	50,826
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2027	10	10,354
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	130	134,711
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	80	82,825
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	75	75,850
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2035	10	10,307
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	100	102,660
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	255	246,100
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	310	314,148
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2027	105	109,496
				9,041,265
Georgia-2.07%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	35	36,393
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(c)	5.75%	11/01/2027	115	122,062
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	115	120,347
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	115	120,347
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	165	172,672
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	120	125,579
Atlanta (City of), GA, Series 2017 A, Ref. RB(a)(b)	5.00%	11/01/2027	50	52,325
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	25	25,316
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	135	141,406
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	145	151,742
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	35	36,627
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	100	104,649
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	105	109,882
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	175	183,136
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	$60	$62,790
Atlanta (City of), GA, Series 2018 C, Ref. RB(a)(b)	5.00%	11/01/2027	90	94,184
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	150	156,776
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	55	57,557
Atlanta (City of), GA, Series 2018, Ref. RB(a)(b)	5.00%	11/01/2027	80	83,720
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	35	36,379
Cherokee County Board of Education, Series 2025 B, Ref. GO Bonds	5.00%	02/01/2027	70	72,024
Clark County School District, Series 2022, GO Bonds	5.00%	09/01/2027	285	296,949
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	3.00%	01/01/2027	30	30,140
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	430	440,778
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	554,567
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	115	117,980
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	195	200,302
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2027	85	87,468
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2029	40	41,149
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2032	10	10,281
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2033	25	25,683
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2029	75	77,915
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2027	300	311,816
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2027	80	83,151
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	340	354,090
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2027	60	60,981
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2027	20	20,788
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	30,119
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	370	383,484
Gwinnett (County of), GA Development Authority, Series 2017, Ref. RB	5.00%	07/01/2040	20	20,307
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	450	468,573
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2027	65	65,912
Metropolitan Atlanta Rapid Transit Authority, Series 2017 C, Ref. RB	4.00%	07/01/2036	100	101,218
Richmond (County of), GA Board of Education, Series 2023, GO Bonds	5.00%	10/01/2027	245	255,895
				6,105,459
Hawaii-0.87%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	236,836
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	60	61,117
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2027	90	91,675
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2027	10	10,186
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	135	139,606
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2029	60	62,028
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	192,922
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	60	61,850
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2034	35	36,040
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2035	15	15,151
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	20	20,176
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	55	57,426
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2030	410	427,067
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	210	218,550
Hawaii (State of), Series 2017 RN, Ref. GO Bonds	5.00%	10/01/2029	20	20,854
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2027	190	195,084
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2027	120	123,211
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	105	109,983
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2027	60	62,599
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	210	216,505
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2027	185	190,730
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2027	20	20,619
				2,570,215
Idaho-0.18%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	230	238,422
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2027	185	191,797
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-(continued)
Idaho State Building Authority, Series 2025, RB	5.00%	06/01/2027	$25	$25,918
Idaho State Building Authority (State Office Campus), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	60	61,423
				517,560
Illinois-5.69%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(c)	5.25%	01/01/2042	200	202,595
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2029	55	57,202
Chicago (City of), IL, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2031	25	25,910
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2030	500	518,273
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2033	600	620,200
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2034	430	444,473
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2035	150	154,364
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2036	10	10,281
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds(a)	5.00%	01/01/2027	125	126,409
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,024
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2033	90	91,992
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	300	306,388
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	55	56,133
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	230	234,475
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2037	170	173,100
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	370	376,299
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	145	147,313
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	245	248,067
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2030	145	148,800
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2031	25	25,661
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2032	25	25,651
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2033	15	15,380
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2034	30	30,734
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2035	60	61,427
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2036	40	40,905
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.25%	01/01/2037	375	383,149
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2027	5	5,115
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	102,544
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	480	477,845
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	210	200,791
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	12/01/2027	100	103,210
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	90	92,013
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2027	50	52,337
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2027	20	20,540
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	65	66,543
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	35	35,880
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	155	161,271
Cook (County of), IL, Series 2017, Ref. RB	4.00%	11/15/2034	275	278,576
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2035	30	31,112
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2036	10	10,347
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2038	40	41,229
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2032	170	177,105
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	140	145,664
Cook (County of), IL, Series 2018, Ref. RB	5.25%	11/15/2035	15	15,627
Cook (County of), IL, Series 2018, Ref. RB	4.00%	11/15/2038	25	25,078
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	30	31,277
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	153,491
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2027	45	45,833
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	105	107,426
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2029	115	117,575
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(c)	4.00%	02/01/2030	260	262,622
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(c)	4.00%	02/01/2031	325	327,727
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGI)(c)	4.00%	02/01/2032	100	100,667
Illinois (State of), Series 2017 A, GO Bonds	5.13%	12/01/2029	35	36,400
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	51,815
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2032	$500	$517,300
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2034	25	25,781
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2035	75	77,162
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2038	25	25,520
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	1,180	1,222,553
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	565	586,786
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2027	40	41,721
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	130	134,822
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2027	20	20,771
Illinois (State of), Series 2019 B, Ref. GO Bonds	5.00%	09/01/2027	535	554,253
Illinois (State of), Series 2020 B, Ref. GO Bonds	5.00%	10/01/2027	130	134,822
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2027	80	82,048
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2027	70	72,829
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2027	50	51,280
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	85	87,176
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2027	85	87,733
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2027	175	180,045
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2027	15	15,363
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)(b)	3.75%	02/15/2027	200	203,095
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)(b)	5.00%	02/15/2027	25	25,762
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)(b)	5.00%	02/15/2027	475	489,473
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB(a)(b)	5.00%	02/15/2027	10	10,305
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	145	148,582
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2031	5	5,126
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	170	174,253
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2034	5	5,114
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	125	127,529
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2041	525	531,399
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	143,610
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2027	15	15,389
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2028	145	148,833
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2029	90	92,303
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2029	85	87,187
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	50	51,371
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017 A, Ref. RB(a)(b)	5.00%	01/01/2027	25	25,685
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	110	111,846
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	90	92,467
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	35	35,959
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	45	46,233
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	5.00%	07/15/2027	90	93,252
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	100	98,246
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	600	603,342
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2023, Ref. RB	5.00%	12/15/2027	300	310,952
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	5.00%	06/15/2029	30	31,093
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	270	279,184
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2027	55	56,412
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	225	230,777
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	170	174,365
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	235	243,524
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	145	148,019
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2027	40	40,833
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2027	100	103,184
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	60	60,846
				16,781,380
Indiana-0.38%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	168,787
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2027	35	36,524
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	$155	$161,295
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2030	15	15,611
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	25	25,945
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,209
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	120	121,516
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	80	81,222
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2027	100	102,903
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	185	190,371
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	40,735
Indianapolis (City of), IN Department of Public Utilities, Series 2017 A, Ref. RB	5.00%	08/15/2027	145	150,679
				1,110,797
Iowa-0.24%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	70,777
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2027	425	441,974
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2029	85	88,450
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	105	109,216
				710,417
Kansas-0.19%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	35	36,455
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	95	98,949
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	35	36,455
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	45	45,412
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	95	98,248
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2037	35	36,066
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2027	75	78,197
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2027	50	52,131
Riley County Unified School District No. 383 Manhattan-Ogden, Series 2018 A, GO Bonds(a)(b)	5.00%	09/01/2027	80	83,326
				565,239
Kentucky-0.44%
Boone (County of), KY, Series 2008, Ref. RB	3.70%	08/01/2027	50	50,304
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	4.13%	08/15/2041	320	317,784
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	15	15,307
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	151,145
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	20,190
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	265	270,477
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,364
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	30	30,699
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2027	215	224,832
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	120	121,509
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2027	75	77,669
Trimble (County of), KY (Louisville Gas & Electric), Series 2017, Ref. RB	3.75%	06/01/2033	10	10,039
				1,305,319
Louisiana-0.69%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(c)	5.00%	12/01/2042	50	50,967
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	25,776
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	170	172,610
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	130	135,339
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2035	110	111,640
Louisiana (State of), Series 2017 B, GO Bonds	4.00%	10/01/2036	85	86,092
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2027	5	5,142
Louisiana (State of), Series 2024 B, Ref. GO Bonds	5.00%	08/01/2027	5	5,198
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	180	187,483
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2027	75	78,118
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	$75	$77,466
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	120	123,931
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	90	92,634
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	40	40,913
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	450	456,229
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	245	245,210
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGI)(c)	5.00%	12/01/2041	150	153,037
				2,047,785
Maryland-2.28%
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2041	20	20,248
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	35	36,046
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2027	20	20,598
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2027	200	208,255
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	200	208,255
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	155	159,950
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	140	145,778
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	160	164,661
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	45	46,689
Maryland (State of), Series 2017 A, GO Bonds	4.00%	03/15/2030	5	5,084
Maryland (State of), Series 2017 A, GO Bonds	4.00%	08/01/2030	10	10,217
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	108,156
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	300	309,581
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2027	75	77,395
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2027	35	36,445
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	800	833,018
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2027	40	41,651
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2027	135	139,312
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2027	185	190,730
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2027	165	169,312
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	185	192,983
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2029	55	57,310
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	60	62,470
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2027	90	94,052
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	70	71,388
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2027	40	41,801
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	285	297,830
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2027	70	73,425
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2027	25	26,223
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	105	107,059
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	115	115,650
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	715	719,566
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	15	15,031
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2027	125	129,805
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2027	10	10,384
Maryland (State of) Transportation Authority, Series 2025 C, Ref. RB	5.00%	11/01/2027	50	52,344
Montgomery (County of), MD, Series 2017 A, GO Bonds	5.00%	11/01/2027	150	157,089
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	45	47,034
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	130	136,144
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	285	292,091
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2027	235	244,660
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2027	10	10,051
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2027	150	155,954
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	$640	$665,405
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2027	30	30,127
				6,737,257
Massachusetts-3.39%
Boston (City of), MA, Series 2023, GO Bonds	5.00%	11/01/2027	195	205,003
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2027	25	25,732
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	80	82,496
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	165	171,499
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	40,515
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	50	50,590
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	350	363,785
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2027	65	66,597
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	195,915
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2033	65	66,962
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2034	555	570,846
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	40	40,984
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	152,363
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	205	207,161
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	500	507,003
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2031	165	173,206
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2032	145	151,978
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	255	260,473
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	85	88,873
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2033	10	10,266
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	5.00%	02/01/2036	10	10,231
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	175	181,893
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	110	115,048
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	40	40,817
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	220	230,482
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2037	10	10,338
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2038	5	5,159
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	205	210,162
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	30,543
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	40,682
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2027	60	61,619
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	275	285,831
Massachusetts (Commonwealth of), Series 2018 C Ref., GO Bonds	5.00%	09/01/2027	95	99,133
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	135	138,642
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2027	185	191,522
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	155,288
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	255	266,093
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2027	315	330,008
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2027	110	114,333
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2027	345	360,008
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2027	105	108,702
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2027	15	15,684
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2027	380	390,251
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2027	80	82,820
Massachusetts (Commonwealth of) (Green Bonds), Series 2017 B, GO Bonds	5.00%	04/01/2037	75	76,845
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	175	178,179
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	45	45,515
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2027	500	519,614
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	820	831,746
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2039	5	5,124
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	250	254,569
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2027	$5	$5,185
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	480	485,004
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	40	41,884
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2038	15	15,144
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017, Ref. RB	5.00%	09/01/2042	10	10,157
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2027	10	10,292
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2027	50	51,349
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2027	10	10,270
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(c)	5.25%	08/01/2027	60	62,770
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	20,784
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	10	10,415
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2031	10	10,413
University of Massachusetts Building Authority, Series 2017, RB	5.25%	11/01/2042	350	359,329
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2030	65	67,982
University of Massachusetts Building Authority, Series 2017, Ref. RB	5.00%	11/01/2031	25	26,139
				10,006,245
Michigan-1.29%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(c)	5.25%	05/01/2027	90	93,178
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	95	96,278
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2027	30	31,082
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	20	20,753
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	70	72,635
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	167,437
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	183,184
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2027	20	20,702
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2027	530	533,037
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	120	125,810
Michigan (State of), Series 2023, RB	5.00%	11/15/2027	35	36,695
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	245	252,319
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2027	105	109,847
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2027	60	61,802
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2031	80	83,410
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	290	301,001
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	330	339,578
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 MI, Ref. RB	5.00%	12/01/2031	100	103,219
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2027	140	146,235
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	250	258,862
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2027	215	219,881
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008 C, Ref. RB	5.00%	12/01/2027	30	31,336
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	125	130,087
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	45	46,427
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2027	185	191,014
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	20	20,634
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2029	125	128,977
				3,805,420
Minnesota-1.05%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2027	90	94,331
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	220	225,839
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2029	40	40,939
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2030	25	25,589
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	40	40,930
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	50	51,143
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2027	45	46,165
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	$70	$73,190
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2030	20	20,926
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2031	25	26,148
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2032	640	668,594
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2033	65	67,812
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	165	172,519
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	65	67,694
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	307,225
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2027	300	312,432
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	100	104,350
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	90	93,915
Minnesota (State of), Series 2022 A, GO Bonds	5.00%	08/01/2027	60	62,486
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2027	75	77,295
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2027	90	93,730
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2027	10	10,414
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2027	5	5,207
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2027	145	151,009
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	20,008
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2027	150	154,552
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	60	62,704
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	20	20,888
				3,098,034
Mississippi-0.61%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	125	130,673
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	160	167,556
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	89,014
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	89,014
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	95	99,486
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	165	172,224
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	1,010	1,053,555
				1,801,522
Missouri-0.44%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	50	50,910
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2027	25	26,167
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2027	145	149,947
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2029	135	139,541
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	200	203,359
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,198
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	65	67,736
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	230	237,145
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2027	100	102,884
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2017 A, RB	5.00%	10/01/2042	100	101,395
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2027	60	62,115
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	90	93,925
St. Louis (City of), MO, Series 2017 C, RB, (INS - AGI)(c)	5.00%	07/01/2047	5	5,049
St. Louis Municipal Finance Corp., Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2038	30	30,711
				1,291,082
Montana-0.01%
Montana (State of) Facility Finance Authority, Series 2016, Ref. RB	5.00%	02/15/2041	35	35,394
Nebraska-0.18%
Gretna Public Schools, Series 2024, GO Bonds, (INS - AGI)(c)	5.00%	12/15/2030	60	62,441
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	77,632
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	25,095
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2035	200	207,471
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	140	144,813
				517,452
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-0.84%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	$60	$61,229
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	990	1,024,962
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	105	106,602
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2034	120	121,526
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2035	30	30,340
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	45	46,744
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2015, Ref. RB	5.00%	07/01/2027	65	67,416
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2027	190	197,063
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2027	40	41,487
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2027	90	91,958
Las Vegas Valley Water District, Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	15	15,553
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	65	67,398
Nevada (State of), Series 2017, RB	5.00%	12/01/2030	15	15,512
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	191,174
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2029	20	20,766
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2030	375	388,953
				2,488,683
New Jersey-2.41%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	100	102,070
New Jersey (State of), Series 2016, GO Bonds(a)(b)	4.00%	06/01/2027	15	15,327
New Jersey (State of), Series 2016, GO Bonds(a)(b)	4.00%	06/01/2027	20	20,436
New Jersey (State of), Series 2016, GO Bonds(a)(b)	4.00%	06/01/2027	15	15,327
New Jersey (State of), Series 2016, GO Bonds(a)(b)	5.00%	06/01/2027	5	5,182
New Jersey (State of), Series 2016, GO Bonds	5.00%	06/01/2029	30	31,059
New Jersey (State of), Series 2016, GO Bonds	3.50%	06/01/2030	50	50,548
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	1,040	1,077,121
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	227,029
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	257,292
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(c)	5.50%	09/01/2027	160	167,956
New Jersey (State of) Economic Development Authority, Series 2014, Ref. RB	3.50%	06/15/2027	35	35,007
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	380	390,097
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	110	114,967
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	101,810
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	25	25,744
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	4.00%	06/15/2027	85	86,900
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	230	238,592
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	10	10,374
New Jersey (State of) Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	05/15/2027	65	67,185
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	145	150,507
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	77,870
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	30	31,112
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	118,988
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	4.00%	07/01/2035	50	50,727
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	55	57,089
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	25,947
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2031	500	519,137
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	35	36,298
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	15	15,520
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	20,671
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,322
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2017, Ref. RB	5.00%	07/01/2042	320	323,413
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	220	225,877
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2027	45	46,552
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2029	80	82,748
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	4.00%	07/01/2034	310	313,969
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2035	$5	$5,152
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017, Ref. RB	5.00%	07/01/2039	90	92,128
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	450	454,388
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2027	145	151,963
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	310	324,887
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2027	75	77,722
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2027	215	222,804
New Jersey (State of) Transportation Trust Fund Authority, Series 2023, Ref. RB	5.00%	06/15/2027	95	98,390
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(c)	5.25%	01/01/2027	95	97,763
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2027	30	30,780
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2027	335	343,710
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	50	51,300
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2027	20	20,520
				7,118,277
New Mexico-0.45%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2027	65	66,948
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2027	150	154,496
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	220	228,425
New Mexico (State of) Finance Authority, Series 2024 A, Ref. RB	5.00%	06/15/2027	140	145,362
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	20	20,083
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2037	5	5,011
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2027	40	41,518
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	540	560,499
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	115	119,366
				1,341,708
New York-19.01%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2027	30	31,522
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	160	161,994
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2027	15	15,499
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2029	20	20,567
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2030	25	25,712
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	450	462,894
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2032	95	97,676
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2033	235	241,422
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	145	148,831
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	150	153,837
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	420	423,118
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2036	10	10,243
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	80	81,843
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2038	35	35,781
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	960	980,175
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	975	989,486
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	500	505,894
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	325	332,670
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	255	258,925
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2027	15	15,650
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2027	5	5,217
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2027	50	50,992
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2027	15	15,298
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2027	15	15,298
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2034	105	108,137
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2035	340	349,695
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	65	66,071
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	100,786
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2028	190	195,385
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	$280	$292,355
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	240	249,567
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	210	217,987
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	270	275,926
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2027	50	52,411
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2032	80	81,069
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2033	115	116,364
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	170	176,943
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.25%	11/15/2033	125	130,696
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	4.00%	11/15/2034	10	10,111
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2034	95	98,787
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	150	156,619
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2027	65	67,868
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2027	140	146,178
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	40	41,882
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2027	50	52,588
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2027	15	15,567
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	11/15/2034	175	182,519
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	160	163,538
New York & New Jersey (States of) Port Authority, Two Hundred fifth series 2017, Ref. RB	5.00%	11/15/2037	20	20,727
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2029	15	15,689
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2030	70	73,263
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2032	120	125,483
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2033	270	281,920
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2036	95	98,680
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	305,454
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	102,272
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2027	55	57,306
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2027	110	115,426
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	145	150,850
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	185	190,354
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	20	20,258
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	270	282,685
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2027	95	98,999
New York (City of), NY, Series 2007 C, GO Bonds, (INS - AGI)(c)	5.00%	10/01/2027	80	83,513
New York (City of), NY, Series 2008 B, GO Bonds	5.00%	09/01/2027	185	192,788
New York (City of), NY, Series 2008 J, Ref. GO Bonds	5.00%	08/01/2027	5	5,201
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2027	110	114,412
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	35,547
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2027	10	10,401
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2029	90	93,423
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2030	165	171,304
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2032	65	67,387
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2033	45	46,589
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	270	280,829
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	220	230,223
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2031	55	57,522
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	135	141,014
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2033	55	57,372
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2035	85	88,024
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2036	385	397,562
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	375	386,126
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2038	185	189,977
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2039	35	35,880
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	30	31,203
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	60	61,631
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	255	261,895
New York (City of), NY, Series 2017, GO Bonds	5.00%	08/01/2031	155	160,862
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2027	45	46,805
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2027	575	598,061
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	$300	$312,032
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2027	50	52,005
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	463,544
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2027	55	57,315
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2027	135	140,414
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2027	5	5,201
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2027	10	10,401
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2027	465	483,649
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2027	305	314,180
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2027	125	130,262
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2027	180	187,219
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2027	25	26,103
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2027	210	218,422
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2027	15	15,346
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	426,329
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,069
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2033	90	93,024
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2033	25	25,937
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	200	206,065
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	565	581,238
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(a)(b)	5.00%	06/15/2027	135	140,064
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB(a)(b)	5.00%	06/15/2027	100	103,751
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2032	5	5,174
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	505	519,513
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2038	60	61,626
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB(a)(b)	5.00%	06/15/2027	25	25,938
New York (City of), NY Municipal Water Finance Authority, Series 2018 BB-2, Ref. RB	5.00%	06/15/2031	5	5,178
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	170	177,788
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	5.00%	06/15/2048	20	20,376
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	1,000	1,030,528
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	460	474,043
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	25	25,891
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2027	270	280,506
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2029	5	5,235
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	390	405,176
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2029	20	20,938
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2027	100	103,891
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2033	20	20,650
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2034	525	541,460
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2035	195	201,078
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2036	250	257,581
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	125	128,563
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2038	190	195,137
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	153,889
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	255,942
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	255	260,418
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	60	61,183
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,034,181
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2029	40	41,457
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	185	191,669
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	290	299,849
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	405	417,698
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	85,814
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2037	40	40,197
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	35	35,466
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	75	77,370
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	140	144,421
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2030	50	51,537
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	65	66,944
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2033	$175	$179,755
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	30	30,303
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	80	82,024
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	44,021
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	420	424,823
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	240	247,268
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2033	80	82,241
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2035	115	118,082
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	125	128,298
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	360	361,681
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	325	330,260
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	30	30,415
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2030	80	82,461
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, Ref. RB	5.00%	05/01/2032	5	5,146
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2027	70	72,620
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2029	30	31,047
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2030	185	191,545
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	120	124,151
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2035	165	170,233
New York (City of), NY Transitional Finance Authority, Series 2017 S-2, Ref. RB	5.00%	07/15/2036	25	25,746
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	120	125,625
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2031	150	153,757
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2032	625	640,166
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2033	5	5,116
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2034	45	46,002
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2035	90	92,017
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2036	105	107,320
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2037	25	25,522
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	510	518,566
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2029	70	72,167
New York (City of), NY Transitional Finance Authority, Series 2017, Ref. RB	5.00%	11/01/2032	40	41,148
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	15	15,530
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2027	25	25,936
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2027	80	82,994
New York (City of), NY Transitional Finance Authority, Series 2018-1, RB	5.00%	11/01/2029	110	114,577
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2027	515	539,142
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	300	314,063
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2027	115	120,391
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	635	664,767
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	11/01/2027	70	73,281
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2027	35	36,224
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2027	140	146,563
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2027	10	10,350
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2027	95	99,453
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2027	35	36,641
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2027	5	5,234
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2027	5	5,234
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	5	5,234
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2027	65	68,047
New York (City of), NY Transitional Finance Authority, Subseries 1998 A-2, RB	5.00%	11/01/2027	285	298,360
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2031	25	25,882
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	5.00%	08/01/2033	40	41,300
New York (City of), NY Transitional Finance Authority, Subseries 2017 F-1, RB	5.00%	05/01/2038	70	71,648
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2027	115	119,304
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2027	20	20,749
New York (City of), NY Transitional Finance Authority, Subseries 2022-1, RB	5.00%	11/01/2027	175	183,204
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	35,460
New York (State of), Series 2018 A, Ref. GO Bonds	5.00%	02/15/2027	65	67,107
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2027	35	36,213
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(c)	5.50%	03/15/2027	$5	$5,191
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2027	35	35,410
New York (State of) Dormitory Authority, Series 2017 A, RB(a)(b)	5.00%	03/15/2027	125	128,765
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2027	85	87,560
New York (State of) Dormitory Authority, Series 2017 A, RB(a)(b)	5.00%	03/15/2027	65	66,958
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	10/01/2027	95	99,329
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	45	46,373
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2031	25	25,767
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2033	50	51,449
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2034	70	71,980
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	50	51,375
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2036	30	30,782
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2037	20	20,490
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	205	209,732
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	35,765
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	200	203,936
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	700	712,450
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	300	304,798
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	75	76,081
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	220	226,730
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	165	170,047
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	20	20,753
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2027	35	36,334
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2029	80	83,082
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2030	50	51,917
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	380	390,590
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2032	145	150,409
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	245	253,835
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2037	70	71,540
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	230	234,702
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2027	60	61,835
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)(b)	5.00%	08/15/2027	80	83,459
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)(b)	5.00%	08/15/2027	160	166,918
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	70	72,728
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2031	65	67,555
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	155	161,014
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2033	90	93,400
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2034	70	72,549
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2035	160	165,556
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2036	25	25,813
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	225	231,865
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2039	5	5,132
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2040	75	76,723
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	153,122
New York (State of) Dormitory Authority, Series 2017, Ref. RB(a)	5.00%	02/15/2027	60	61,835
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2030	50	51,400
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2031	125	128,544
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2034	130	131,016
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	02/15/2035	150	150,890
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2036	85	86,991
New York (State of) Dormitory Authority, Series 2017, Ref. RB	5.00%	02/15/2039	105	107,009
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	36,017
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	1,000	1,018,779
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)	5.00%	03/15/2027	10	10,327
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2027	70	72,108
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2027	215	224,837
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2029	5	5,214
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	20	20,878
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2033	250	260,037
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	228,541
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2027	$195	$201,376
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(c)	5.00%	10/01/2027	70	73,203
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2027	70	73,203
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	165	172,549
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2027	5	5,163
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(c)	5.00%	10/01/2027	10	10,458
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2027	50	51,597
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2027	70	72,236
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2027	20	20,639
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	65	66,958
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2038	5	5,142
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	305	310,690
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	41,556
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	160	163,097
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	85	86,938
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2041	720	725,516
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	45	46,484
New York (State of) Dormitory Authority (New York University), Series 2015, Ref. RB	2.80%	07/01/2027	240	239,417
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2031	40	41,519
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2034	335	346,880
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	4.00%	07/01/2035	5	5,048
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2043	115	117,057
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	55	57,070
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2027	20	20,629
New York (State of) Dormitory Authority (St. John’s University), Series 2017, Ref. RB	5.00%	07/01/2027	25	25,910
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2027	10	10,516
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(c)	5.00%	11/15/2027	15	15,773
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2027	55	56,430
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2027	5	5,160
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2027	255	261,630
New York (State of) Thruway Authority (Bidding Group 1), Series 2025 A, RB	5.00%	03/15/2027	50	51,597
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	270,218
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	1,000	1,032,363
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2027	30	30,878
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	150	153,289
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2027	25	25,324
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	40	41,581
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2029	15	15,564
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	230	238,627
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2032	15	15,550
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	30	31,068
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	145	150,020
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	90	93,026
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	80	81,754
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	55	57,174
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2027	15	15,593
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2027	$60	$62,372
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2027	45	46,779
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	205,715
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	220	226,312
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	460	472,856
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2034	90	92,465
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2035	130	133,443
New York State Urban Development Corp., Series 2017 A-G, Ref. RB	5.00%	03/15/2038	40	40,883
New York State Urban Development Corp., Series 2017 C, Ref. RB(a)	5.00%	03/15/2027	20	20,654
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2031	155	161,170
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2032	5	5,198
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	35	36,322
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2037	90	92,911
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2038	70	72,128
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2039	200	205,773
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	153,908
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2042	25	25,529
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	280	290,223
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2036	145	150,008
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	184,251
New York State Urban Development Corp., Series 2017, Ref. RB(a)(b)	5.00%	03/15/2027	225	232,357
New York State Urban Development Corp., Series 2017, Ref. RB(a)(b)	5.00%	03/15/2027	140	144,578
New York State Urban Development Corp., Series 2017, Ref. RB(a)	5.00%	03/15/2027	15	15,490
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2031	15	15,433
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2027	20	20,639
New York State Urban Development Corp., Series 2021, Ref. RB	5.00%	03/15/2027	5	5,160
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2027	110	114,988
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2027	10	10,396
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	20	20,126
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	02/01/2027	30	30,903
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	115	118,452
Triborough Bridge & Tunnel Authority, Series 2008 B-2, RB	5.00%	11/15/2027	120	125,928
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	45	46,501
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	10	10,180
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2027	55	56,834
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	100	103,351
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	260	268,850
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	280	289,526
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	595	614,846
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	220	227,116
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	205	211,481
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2035	135	139,083
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2036	530	545,085
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	200	205,393
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	270	276,883
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2027	80	83,952
Triborough Bridge & Tunnel Authority, Series 2022 E, Ref. RB	5.00%	11/15/2027	265	276,082
Triborough Bridge & Tunnel Authority, Series 2022, RB	4.00%	05/15/2027	20	20,452
Triborough Bridge & Tunnel Authority, Subseries 2023 B-2, Ref. RB	5.00%	11/15/2027	5	5,247
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	495	515,701
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	310	317,422
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	55	57,717
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2027	460	476,933
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	90	94,446
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	85	89,199
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Westchester (County of), NY, Series 2017 A, GO Bonds	4.00%	07/01/2029	$40	$41,008
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2027	170	173,167
				56,088,296
North Carolina-1.07%
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2027	500	519,535
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	50	50,525
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	100	102,536
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2027	55	56,704
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	40,738
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2027	10	10,437
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	530	547,783
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	547,633
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	130	134,854
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2027	35	36,307
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	60	62,240
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2027	70	72,349
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	350	361,744
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2027	180	186,040
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2027	90	92,698
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2027	45	46,525
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,045
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	35	35,448
North Carolina (State of) Turnpike Authority, Series 2017, Ref. RB	5.00%	01/01/2032	30	30,647
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2027	50	52,187
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	75	77,295
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2027	80	82,820
				3,167,090
North Dakota-0.17%
Cass County Joint Water Resource District, Series 2024 A, Ref. RB	3.45%	04/01/2027	500	500,239
Ohio-1.76%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2027	100	103,728
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2027	65	66,801
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2037	25	25,425
Columbus (City of), OH, Series 2016-3, Ref. GO Bonds	5.00%	02/15/2027	110	113,340
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2027	20	20,411
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2029	5	5,088
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2030	10	10,171
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	130	131,925
Columbus (City of), OH, Series 2017, Ref. GO Bonds	4.00%	04/01/2030	35	35,817
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2027	30	30,616
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	90	93,774
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	120	124,029
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2027	15	15,504
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2027	220	227,386
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2027	190	198,154
Cuyahoga (County of), OH (Convention Hotel), Series 2014, Ref. RB	3.00%	12/01/2027	160	160,037
Cuyahoga (County of), OH (Convention Hotel), Series 2024, Ref. COP	5.00%	12/01/2027	40	41,647
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	133,194
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	80	83,850
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2027	10	10,428
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	90	93,937
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	155	161,346
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	315	325,926
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	135	139,453
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	46,565
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	10	10,327
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2038	10	10,232
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	235	246,428
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2021, RB	5.00%	02/01/2027	$10	$10,279
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2027	150	153,657
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2027	15	15,366
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2027	210	220,213
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2017, RB	5.00%	07/01/2042	500	507,662
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	95	98,004
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2027	130	133,727
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	60	62,186
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	180	188,735
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2027	350	362,755
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	90	93,296
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2027	75	77,733
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	55	57,669
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	242,991
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	5	5,240
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	283,200
Upper Arlington City School District, Series 2018 A, GO Bonds(a)(b)	5.00%	12/01/2027	15	15,746
				5,193,998
Oklahoma-0.53%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2027	80	81,202
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2027	70	72,544
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	120	122,014
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	200	203,409
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2047	10	10,115
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	115	117,456
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2027	105	109,003
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2027	100	102,918
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	20	20,202
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	155	159,131
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	80	80,965
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	45	46,119
Oklahoma (State of) Turnpike Authority, Series 2017, Ref. RB	4.00%	01/01/2031	25	25,288
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2040	5	5,083
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	70	71,866
Oklahoma County Independent School District No. 89, Series 2023 A, GO Bonds	3.00%	07/01/2027	110	110,409
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2027	85	86,916
Tulsa (City of), OK, Series 2024 D, GO Bonds	4.00%	10/01/2027	10	10,252
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	105	108,999
Tulsa County Independent School District No. 4 Bixby, Series 2025, GO Bonds	5.00%	06/01/2027	10	10,327
				1,554,218
Oregon-1.28%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	25,813
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	65	67,034
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	145	148,810
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	60	62,252
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	80	82,724
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	75	77,485
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	70	72,223
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	45	46,354
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	60	61,704
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	40	41,063
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	45	46,121
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	85	88,111
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	$105	$108,817
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2030	50	51,810
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	105	108,704
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	70	71,839
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2027	85	88,177
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	105	108,892
Oregon (State of), Series 2017 L, Ref. GO Bonds	5.00%	08/01/2042	160	162,739
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2027	95	98,241
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	700	710,450
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2027	40	41,375
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	41,375
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2028	30	31,037
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2029	95	98,283
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	51,072
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	65	67,015
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	150	154,529
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(a)(b)	5.00%	09/01/2027	10	10,425
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2018 A, RB(a)(b)	5.00%	09/01/2027	30	31,273
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	101,152
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2027	130	134,858
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	45	46,463
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	130	134,069
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	70	72,584
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	245	252,257
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	180	185,031
				3,782,161
Pennsylvania-4.37%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2027	20	20,413
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	200	207,821
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	105	109,197
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2019, Ref. RB	5.00%	08/01/2027	110	114,302
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, Ref. RB	5.00%	08/01/2027	60	62,346
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2024 A, Ref. RB	5.00%	08/01/2027	100	103,911
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	35	35,915
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2027	125	129,315
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	150	154,290
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	170	178,223
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2031	10	10,277
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	100	102,540
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	95	96,227
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2033	80	82,819
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	180	186,112
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	50	51,692
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	$85	$87,723
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2037	10	10,313
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	35,409
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	160	163,888
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2034	125	127,823
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	94,083
Geisinger Authority (Geisinger Health System), Series 2017, Ref. RB	5.00%	02/15/2039	5	5,076
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016, Ref. RB	2.63%	02/15/2027	145	144,297
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2027	30	30,770
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2027	10	10,417
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	90	93,284
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	115	117,062
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	101,279
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	790	810,798
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2027	5	5,152
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2027	160	165,505
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2027	320	331,313
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2027	115	119,821
Pennsylvania (Commonwealth of), First series 2023, Ref. GO Bonds	5.00%	09/01/2027	50	52,096
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	160	162,869
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2027	200	205,452
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	765	795,119
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	110	114,831
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2027	10	10,412
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2027	5	5,206
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2035	60	60,628
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2037	140	140,469
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	55	56,890
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017, RB	4.00%	08/15/2034	100	101,157
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2036	115	115,911
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	30	29,197
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	101,636
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	195	200,122
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	270	270,421
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2035	10	10,386
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2036	20	20,727
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2037	10	10,379
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2017, Ref. RB	5.00%	12/01/2037	30	31,029
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	70	73,178
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2032	30	31,328
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	45	46,903
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2034	75	78,068
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2035	20	20,863
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2036	85	88,443
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2038	25	25,808
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2041	145	148,721
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	85	90,151
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.38%	12/01/2038	55	57,978
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,358
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,168
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	45	46,035
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	210	213,454
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-2, Ref. RB	5.00%	12/01/2027	$185	$193,867
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	230	236,378
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	175	179,803
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	515	524,107
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2027	5	5,170
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2032	40	41,360
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGI)(c)	5.00%	06/01/2034	45	46,494
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2030	30	31,382
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	245	256,124
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2035	50	51,930
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	440	446,588
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	260	271,857
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	4.00%	12/01/2038	75	75,593
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	675	694,948
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2017 B-2, Ref. RB	5.00%	06/01/2031	285	294,797
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	217,701
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	245	249,087
Philadelphia (City of), PA, Series 2017 15, Ref. RB	5.00%	08/01/2047	30	30,299
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2042	25	25,566
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	175	178,047
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	10	10,383
Philadelphia (City of), PA, Series 2017 A, Ref. RB	5.00%	07/01/2042	5	5,082
Philadelphia (City of), PA, Series 2017 B, Ref. RB	5.00%	11/01/2029	100	104,462
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	55	56,267
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2027	35	36,340
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2033	20	20,668
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	5.00%	07/01/2034	80	82,565
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	29,863
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2027	40	41,474
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2035	40	40,682
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	100,915
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,337
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2017, Ref. RB	5.00%	07/01/2033	75	76,151
Philadelphia School District (The), Series 2007 A, Ref. GO Bonds, (INS - NATL)(c)	5.00%	06/01/2027	10	10,346
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	30	30,496
Pottsville (City of), PA Hospital Authority (Lehigh Valley), Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	10	10,263
Reading School District, Series 2017, Ref. GO Bonds, (INS - AGI)(c)	5.00%	03/01/2037	20	20,370
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2031	375	389,807
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	4.00%	08/15/2034	50	50,637
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2036	115	118,749
				12,882,761
Rhode Island-0.10%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	101,136
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	200	207,640
				308,776
South Carolina-0.50%
Beaufort County School District, Series 2025 B, GO Bonds	5.00%	03/01/2027	5	5,153
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2027	445	466,861
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2027	15	15,468
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	175	177,937
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	60	60,777
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2032	$195	$197,354
Piedmont Municipal Power Agency, Series 2021 C, Ref. RB	5.00%	01/01/2034	100	102,022
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2027	45	47,049
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	65	66,994
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	105	108,054
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2034	45	46,731
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	10	10,325
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2040	10	10,266
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2035	30	31,133
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2027	115	120,051
				1,466,175
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	28,301
Tennessee-0.80%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2037	20	20,316
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	85	85,834
Knox (County of), TN Health, Educational & Housing Facility Board (University Health), Series 2017, Ref. RB	5.00%	04/01/2036	50	50,475
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	91,204
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	466,931
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2027	115	117,556
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2029	80	81,437
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	50,874
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2034	25	25,281
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	240	249,377
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2027	120	123,211
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2027	70	72,454
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	475	477,996
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2017, GO Bonds	4.00%	07/01/2033	40	40,491
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2027	45	46,612
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	125	130,620
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	215	217,692
				2,348,361
Texas-7.87%
Alamo Community College District, Series 2017, Ref. GO Bonds	5.00%	08/15/2027	155	161,413
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2027	230	236,733
Aldine Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	25	25,411
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	35	36,003
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2027	85	88,900
Austin (City of), TX, Series 2017, Ref. RB(a)	5.00%	11/15/2027	10	10,426
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	65	67,945
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2037	10	10,327
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	65	66,494
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	95	99,359
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	31,188
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	100	102,035
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	75	75,720
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	165	171,546
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	405	411,724
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	205	213,133
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2027	80	83,174
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2027	80	83,174
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2027	$50	$51,984
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	255	255,537
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	285	293,171
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	55	56,610
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	355	365,393
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2027	55	57,452
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2027	35	36,560
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2027	135	141,018
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2027	55	57,452
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2042	5	5,120
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	152,675
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2027	510	524,869
Dallas (City of), TX, Series 2024 B, GO Bonds	5.00%	02/15/2027	30	30,875
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2027	10	10,292
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2027	65	66,895
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2027	60	62,780
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	87,550
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	265	272,950
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2027	50	51,349
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2033	500	519,295
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2034	50	51,874
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	125	128,970
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	150	154,530
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	15	15,435
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	10	10,136
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	210	218,188
Ector County Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	125	130,215
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	110,292
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	45	46,296
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	120	124,634
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	129,857
Fort Worth (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2027	20	20,589
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	75	77,150
Frisco Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	10	10,087
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	35	36,004
Grapevine-Colleyville Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	75	78,039
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2027	80	83,411
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	265	275,513
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2027	210	218,331
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2027	75	77,975
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	200	204,116
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	215	224,448
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2031	180	187,723
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	4.00%	11/15/2032	50	50,584
Harris County Cultural Education Facilities Finance Corp. (Teco Project), Series 2017, Ref. RB	5.00%	11/15/2033	100	103,891
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	66,407
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2027	$110	$113,283
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	118,306
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2033	65	65,613
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	4.00%	03/01/2034	40	40,340
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	55	57,566
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	1,000	1,022,792
Houston (City of), TX, Series 2017, A Ref. GO Bonds	4.00%	03/01/2037	5	5,020
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2027	70	72,580
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2027	40	41,194
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2027	85	88,966
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	15	15,250
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	40	41,146
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	20	20,250
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	15	15,159
Houston Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	125	128,720
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2027	105	109,130
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	140	144,014
Keller Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	25	25,687
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	110	111,504
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	180	187,294
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	100,834
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	55	55,820
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2027	20	20,687
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2027	15	15,515
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2027	35	36,161
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2027	50	51,717
Midtown Redevelopment Authority, Series 2017, Ref. RB	5.00%	01/01/2036	50	50,967
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	113,967
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2030	5	5,183
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2027	130	133,994
North East Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2043	5	5,100
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2027	20	20,036
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	125	126,129
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2032	170	174,142
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	180	181,440
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	180	184,274
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2034	30	30,687
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2035	5	5,111
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2036	280	285,869
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	130	132,566
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2027	15	15,028
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	80	81,897
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2039	25	25,388
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	160	161,511
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	845	851,370
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(c)	4.00%	01/01/2034	490	492,961
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	195	199,986
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2023 A, Ref. RB	5.00%	01/01/2027	$240	$246,370
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	25	25,717
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2027	105	109,119
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	190	195,677
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	140	145,545
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	309,253
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	252,627
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	175	179,612
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2027	155	161,397
San Antonio (City of), TX, Series 2024, GO Bonds	5.00%	02/01/2027	20	20,578
San Antonio Education Facilities Corp. (Trinity University), Series 2017, RB	5.00%	06/01/2047	380	386,632
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	325	331,782
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	140	142,698
Spring Branch Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2027	200	205,550
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2027	60	60,459
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	210	218,806
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	140	145,672
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	155	161,102
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	275	286,142
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2029	175	182,598
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	40	41,754
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2030	85	88,728
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	110	114,737
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	230	239,904
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	110	114,613
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2034	195	202,677
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2035	45	46,691
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2027	185	193,328
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2027	200	209,004
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2027	400	413,216
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	25,530
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	135	139,443
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	50	50,772
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	170	172,290
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	193,950
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	830,780
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	100	104,064
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2034	240	242,832
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	305	317,181
Texas (State of) Water Development Board, Series 2018, RB	5.00%	10/15/2027	235	245,540
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2033	5	5,172
Texas (State of) Water Development Board, Series 2018, RB	4.00%	08/01/2035	5	5,044
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2037	25	25,700
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2027	110	114,393
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2027	50	51,997
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	185	191,540
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2029	85	87,850
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2030	55	56,845
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2027	120	124,242
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2027	105	108,218
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2029	110	113,257
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	235	241,814
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2031	35	36,016
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2027	45	46,379
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	50	51,941
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2027	295	303,636
				23,209,795
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.44%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2027	$105	$108,704
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	40	40,653
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	275	285,983
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	160	164,060
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2027	60	62,325
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2029	10	10,382
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2027	175	181,782
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	175	181,782
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(c)	5.25%	06/15/2027	50	51,227
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	205	205,209
				1,292,107
Virginia-2.49%
Fairfax (County of), VA, Series 2017, RB	5.00%	07/15/2044	5	5,085
Fairfax (County of), VA, Series 2017, RB	5.00%	07/15/2047	15	15,233
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	145	150,210
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2027	140	143,784
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2027	50	51,351
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2027	135	139,577
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2023 A, RB	5.00%	07/01/2027	365	378,625
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	45,125
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	105	107,185
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2027	85	87,622
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2038	95	97,786
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	425	436,525
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	35	35,710
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2047	45	45,644
University of Virginia, Series 2017 B, Ref. RB	5.00%	04/01/2044	5	5,086
Virginia (Commonwealth of) College Building Authority, Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2027	25	25,002
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	115	116,840
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	220	226,285
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	290	298,284
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2027	185	190,285
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	230	232,237
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	230	236,570
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	115	118,166
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	115	118,150
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	195	200,571
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	275	282,856
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	4.00%	02/01/2037	5	5,017
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2027	55	56,571
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2027	90	92,571
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2027	85	87,428
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2027	75	78,095
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	70	72,794
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2030	20	20,396
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	$875	$892,337
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	55	57,270
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2027	510	531,049
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2027	85	88,508
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	140	145,052
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	180	188,303
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2030	35	36,598
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	125	130,708
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2032	55	57,495
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	35	35,652
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	155	157,231
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	245	252,825
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2027	500	522,143
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2017 A, Ref. RB	5.00%	05/15/2033	50	52,197
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2027	5	5,180
				7,355,214
Washington-3.97%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	25	25,535
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	540	559,987
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	36,661
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2027	200	207,846
Energy Northwest (Bonneville Power Administration), Series 2016, Ref. RB	5.00%	07/01/2027	45	45,610
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	170	176,513
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2033	215	221,612
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2034	55	56,614
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	98,727
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	115	119,511
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	145	151,660
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	150	156,770
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	75	78,251
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	60	61,630
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	110	112,057
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	101,080
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	110	112,053
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	35	35,574
King County School District No. 210 Federal Way, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	40	40,552
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	470	480,701
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2027	70	69,681
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	80	83,483
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	130	135,428
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	45	46,549
King County School District No. 414 Lake Washington, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	105	106,620
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	90	92,445
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	$115	$120,466
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	105	108,316
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	55	56,639
Pierce County School District No. 3 Puyallup, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	185	189,800
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	102,787
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	75	78,118
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	10	10,416
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2029	25	26,051
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2030	150	156,203
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2034	50	50,675
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	180	181,956
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2036	180	181,446
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	260	270,199
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	60,218
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2027	125	129,888
Spokane County School District No. 354, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	25	25,881
Spokane County School District No. 81, Series 2017 B, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2030	5	5,127
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	198,059
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	95	98,610
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	70	72,462
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	51,668
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2037	20	20,631
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2038	115	118,438
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2039	5	5,140
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	10	10,256
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	153,184
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	420	437,405
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	275	285,952
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	95	98,831
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	315	327,650
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	105	109,129
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	210	217,735
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2027	40	41,161
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	61,692
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	55	56,557
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2031	135	138,870
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2032	10	10,282
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	105	107,875
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2034	20	20,529
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2035	50	51,282
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2039	30	30,619
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	81,468
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	162,384
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2033	85	88,230
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	145	150,341
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	31,055
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	205	210,952
Washington (State of), Series 2018 D, Ref. GO Bonds	5.00%	08/01/2031	110	114,418
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	110	114,558
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	50	51,452
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2027	125	129,668
Washington (State of), Series 2022, Ref. GO Bonds	4.00%	07/01/2027	40	40,958
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2027	65	67,694
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2027	$65	$67,560
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2027	45	46,307
Washington (State of), Series 2025B, Ref. GO Bonds	5.00%	07/01/2027	300	311,816
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2027	35	35,549
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2027	610	635,278
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	110	114,436
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2032	170	176,686
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2035	40	41,407
Washington (State of), Series R-2022D, Ref. GO Bonds	4.00%	07/01/2027	220	225,270
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2027	240	249,453
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2027	165	171,755
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2027	80	82,323
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	135	136,173
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	110	113,027
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	153,504
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2036	20	20,432
				11,715,507
West Virginia-0.13%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	335	348,401
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2029	35	36,367
				384,768
Wisconsin-1.32%
Green Bay Area Public School District, Series 2025, GO Bonds	5.00%	04/01/2027	5	5,159
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	100	100,121
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	185	191,317
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	165	170,716
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	25	25,881
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	390	403,318
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	210	217,276
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	40	41,395
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	200	206,945
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2031	15	15,521
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	5.00%	11/01/2027	135	139,610
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	275	284,266
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	240	248,087
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	170	175,728
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2027	145	150,050
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2027	40	41,393
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2027	105	108,657
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2027	10	10,348
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2027	200	206,966
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2027	175	181,095
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. GO Bonds	5.00%	07/01/2027	170	176,696
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2027	125	129,923
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2027	160	166,302
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health), Series 2017, Ref. RB	5.00%	04/01/2035	40	40,936
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	450	461,108
				3,898,814
TOTAL INVESTMENTS IN SECURITIES(d)-97.29% (Cost $286,606,782)				287,090,359
OTHER ASSETS LESS LIABILITIES-2.71%				7,985,603
NET ASSETS-100.00%				$295,075,962

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.32%
Alabama-0.40%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2028	$40	$42,654
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	270	288,514
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	50	51,334
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	55	56,089
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	5	5,043
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 B, RB	5.00%	07/01/2043	300	303,357
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2028	120	126,876
Jefferson County Board of Education, Series 2018, Revenue Wts.	5.00%	02/01/2046	100	101,265
				975,132
Alaska-0.07%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	150	159,121
Arizona-1.48%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2028	5	5,345
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2028	150	159,246
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2019, RB	5.00%	11/01/2044	10	10,073
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2028	20	20,935
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	50	48,619
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	5.00%	01/01/2041	250	256,908
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2036	5	5,217
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2037	150	156,056
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	52,928
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	158,783
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	60	63,553
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	155	164,170
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2032	65	68,690
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2033	100	105,450
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	495	520,991
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2035	45	47,270
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2036	50	52,386
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	30	29,827
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018, Ref. RB	5.00%	07/01/2037	80	80,889
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2028	45	46,614
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	35	35,936
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2028	125	131,390
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	185	194,497
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2031	15	15,758
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2032	15	15,744
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	195	204,355
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	65	68,012
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2035	35	36,583
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	182,524
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	425	442,020
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	35	36,300
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2039	$115	$119,059
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2028	25	26,278
				3,562,406
Arkansas-0.07%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2033	65	67,934
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	90	93,857
Little Rock (City of), AR, Series 2022 A, GO Bonds	3.88%	02/01/2043	15	14,995
				176,786
California-15.40%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2028	20	21,609
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2028	130	138,590
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	80	85,248
Brentwood Union School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	186,092
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	76,839
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(b)	5.00%	02/01/2028	25	26,415
California (State of), Series 2013, Ref. GO Bonds	3.25%	10/01/2028	20	20,006
California (State of), Series 2017, GO Bonds	5.00%	08/01/2028	25	26,068
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	115	119,913
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	60	62,564
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	270	283,250
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	195	209,378
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	600	643,407
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2028	360	385,006
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2030	100	106,810
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2036	70	73,978
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2037	25	26,326
California (State of), Series 2019, GO Bonds	5.00%	11/01/2028	225	242,072
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	145	155,637
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	270	289,297
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	385	408,446
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	575	610,017
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	145	155,691
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	260	277,674
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	580	615,462
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	211,399
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	63,094
California (State of), Series 2020, GO Bonds	3.00%	03/01/2028	15	15,158
California (State of), Series 2020, GO Bonds	4.00%	03/01/2028	10	10,365
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	520	559,455
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	200	215,175
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	225	241,589
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	165	176,813
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2028	175	187,903
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	355	382,698
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	270	286,443
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	80	83,564
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2028	315	338,900
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	550	586,649
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2028	30	32,148
California (State of), Series 2023, GO Bonds	5.00%	10/01/2028	85	91,267
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2028	80	85,727
California (State of), Series 2024, GO Bonds	5.00%	08/01/2028	265	283,407
California (State of), Series 2024, GO Bonds	5.00%	09/01/2028	80	85,727
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2028	160	171,114
California (State of), Series 2025, GO Bonds	5.00%	03/01/2028	45	47,644
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	257,361
California (State of) (Green Bonds), Series 2014, GO Bonds	3.00%	10/01/2028	10	10,001
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2043	100	101,846
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2053	$20	$20,194
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2028	55	59,708
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2028	95	103,132
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	80	86,848
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	65	70,564
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2028	15	16,284
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	60	60,420
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2028	150	158,264
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	15	15,781
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	115	121,480
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)(c)	5.00%	01/01/2028	175	184,861
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	95	101,355
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2029	150	160,055
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2030	70	74,713
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2031	100	106,697
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2032	55	58,523
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2033	55	58,421
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2034	10	10,612
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	121,794
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2028	10	10,806
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts), Series 2017, Ref. RB	5.00%	01/01/2028	310	325,139
California (State of) Infrastructure & Economic Development Bank (The Broad) (Green Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	105	112,509
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2028	15	15,998
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	245	253,434
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	165	168,918
California (State of) Municipal Finance Authority (Emerson College), Series 2017 B, Ref. RB	5.00%	01/01/2042	150	150,454
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	243,955
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	115	118,261
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2028	30	32,197
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2028	20	21,115
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2028	220	235,046
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2028	60	64,103
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	140	146,496
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	150	161,205
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2028	255	274,588
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	230	246,212
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2038	25	25,908
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	10	10,236
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.38%	01/01/2048	$30	$29,826
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	265	269,035
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	200	214,587
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2036	150	159,996
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2038	20	21,150
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	220	228,421
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	154,001
Chaffey Community College District, Series 2019 A, GO Bonds(a)(c)	3.00%	06/01/2028	15	15,224
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	4.00%	06/01/2028	160	166,331
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(c)	5.00%	06/01/2028	150	159,556
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	75	72,154
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	125	129,261
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	25	26,080
East Side Union High School District, Series 2024 A, Ref. GO Bonds, (INS - AGI)(b)	5.00%	08/01/2028	25	26,824
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	155	158,755
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	5	5,166
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	25	24,591
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	61,007
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2044	120	123,572
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2028	5	5,356
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	150	144,092
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	400	410,285
Los Angeles (City of), CA, Series 2018 B, Ref. RB	5.00%	06/01/2028	70	75,024
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	370	396,556
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	65	69,518
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2028	5	5,348
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	185	191,846
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	296,739
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	80	85,561
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	195	203,943
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2029	5	5,229
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2030	110	114,949
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2031	100	104,275
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2032	100	104,207
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2033	135	140,528
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2034	30	31,199
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2036	5	5,181
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	215	222,569
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	190	196,003
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2031	180	189,477
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2032	5	5,259
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2033	185	194,326
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2035	65	68,103
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2036	110	114,887
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	270	281,695
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	430,047
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	95	99,789
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2034	145	152,133
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2035	115	120,490
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2036	20	20,889
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	260	271,262
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2038	20	20,777
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2039	125	129,505
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2028	25	26,412
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	102,970
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2028	$35	$36,977
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2028	40	42,260
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	5	5,282
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2028	25	26,412
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2028	105	110,932
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	45	46,986
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	85	90,990
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2033	245	261,764
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	80	85,345
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	50	53,589
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2028	50	53,706
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	80	85,846
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	315	337,751
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2037	60	63,562
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2038	75	79,258
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	85	89,743
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	475	494,337
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	07/01/2035	25	26,633
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2028	565	604,408
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2028	45	48,335
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2028	30	32,237
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	95	102,084
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2028	50	53,729
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	156,032
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	30	30,807
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	120	128,894
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	220	236,305
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	205	220,193
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	105	112,782
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	120	128,894
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2028	165	177,229
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	35	36,396
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,097,170
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	95	100,425
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	100	105,750
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2031	545	575,785
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2032	5	5,284
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	80	84,372
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2034	120	126,463
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2035	55	57,885
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2036	75	78,683
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2037	20	20,926
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	50	52,185
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	395	410,750
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, (INS - BAM)(b)	5.00%	07/01/2031	15	15,863
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	30	32,223
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	45	48,335
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2028	110	118,153
Los Rios Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2028	20	21,518
Metropolitan Water District of Southern California, Series 2018 B, RB	5.00%	09/01/2028	180	193,785
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2028	100	108,146
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	175	177,747
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(b)	5.00%	08/01/2043	100	102,716
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	20	20,659
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	77,366
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2028	50	53,648
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGI)(b)	5.00%	09/01/2047	$25	$25,563
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(b)	5.13%	09/01/2028	70	75,711
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	207,913
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2028	115	121,288
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2028	70	75,296
Roseville Natural Gas Financing Authority, Series 2007, RB	5.00%	02/15/2028	15	15,643
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	185	190,513
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	160	172,322
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	90	96,931
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	65	70,006
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2028	15	16,155
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2028	45	48,756
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	60	65,008
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2028	110	118,897
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	130	134,936
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	25	25,855
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2028	40	42,747
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	297,580
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGI)(b)	5.25%	07/01/2028	160	172,944
San Diego Unified School District (Election of 1998), Series 2006, Ref. GO Bonds, (INS - AGI)(b)	5.25%	07/01/2028	70	75,663
San Diego Unified School District (Election of 1998), Series 2024 A, GO Bonds	5.00%	07/01/2028	25	26,833
San Diego Unified School District (Election of 1998), Series 2025, Ref. GO Bonds	5.00%	07/01/2028	90	96,600
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2028	140	150,266
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	70	75,150
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	270	289,684
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	140	145,203
San Francisco (City & County of), CA, Series 2022, Ref. GO Bonds	5.00%	06/15/2028	20	21,447
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2028	30	32,171
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	100	102,069
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	120	127,596
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	5.00%	05/01/2028	10	10,633
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2028	5	5,406
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	95	100,028
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	150	154,739
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2028	60	64,870
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	45	45,898
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2028	25	26,956
San Leandro Unified School District (Election of 2020), Series 2020 A, GO Bonds, (INS - BAM)(b)	4.00%	08/01/2043	55	54,281
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	78,690
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	155,492
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	191,480
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2028	25	26,898
Santa Clara (County of), CA Financing Authority, Series 2018 A, RB	4.00%	04/01/2043	20	19,840
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2028	95	101,434
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	20,718
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	104,164
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2028	10	10,593
Southern California Public Power Authority (Windy), Series 2023 B, Ref. RB	5.00%	07/01/2028	5	5,297
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2028	10	10,730
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2028	25	26,038
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	80	82,734
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	35	36,136
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2031	5	5,330
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	$25	$26,624
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2033	50	53,158
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	215	228,261
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	120	127,015
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	115	121,329
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	65	68,507
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	31,554
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	480	498,117
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	145	149,039
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	565	578,571
University of California, Series 2018, Ref. RB	5.00%	05/15/2028	30	32,063
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2028	5	5,344
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2028	40	42,770
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2028	225	240,584
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2028	85	90,887
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2030	35	36,179
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2031	140	149,161
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2034	20	21,224
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2035	95	100,507
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2036	100	105,455
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	95	100,080
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	240	252,317
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2039	50	52,476
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	285	295,621
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	190	194,843
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	160	157,131
Vernon (City of), CA, Series 2021 A, RB	5.00%	04/01/2028	100	104,249
				37,123,226
Colorado-2.07%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	335	363,531
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	31,664
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2028	135	144,760
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2030	5	5,345
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	165	176,165
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	75	79,944
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2034	465	476,684
Colorado (State of), Series 2018 A, COP	4.00%	12/15/2036	10	10,173
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	95	99,738
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2037	15	15,532
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	345	356,382
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2028	100	107,230
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2028	40	42,892
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2028	25	26,226
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2028	90	94,415
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,476
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	120	128,438
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2028	125	133,790
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	90	92,207
Denver (City & County of), CO, Series 2018 B, Ref. RB	5.00%	12/01/2043	15	15,405
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	380	404,972
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2028	45	48,140
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2028	15	16,033
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2028	40	42,773
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	40	42,305
Denver City & County School District No. 1, Series 2021 B, Ref. GO Bonds	4.00%	12/01/2028	60	62,526
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	50	53,584
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2037	25	26,323
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2038	30	31,498
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2028	20	21,250
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	117,920
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	$55	$58,921
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	55	58,659
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	79,834
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2034	85	90,294
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2038	15	15,745
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	100	107,130
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2033	50	51,493
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	110	117,050
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2035	50	51,219
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	4.00%	12/15/2036	55	56,173
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2037	95	100,057
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	100	102,099
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2028	35	37,017
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	160	165,976
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	85	88,175
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	10	10,373
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	5.00%	06/01/2028	70	74,302
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2028	125	132,620
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2030	10	10,599
University of Colorado, Series 2017 A-2, Ref. RB(a)	4.00%	06/01/2038	85	87,176
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	170	171,831
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2039	25	25,231
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2028	10	10,689
				4,980,984
Connecticut-3.03%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2033	10	10,534
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2034	30	31,565
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2035	75	78,783
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	41,748
Connecticut (State of), Series 2018 A, Ref. GO Bonds	5.00%	04/15/2028	70	73,967
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	275	293,558
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	75	80,092
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2031	480	512,115
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2032	140	149,083
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2034	30	31,835
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2035	115	121,710
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2036	35	36,894
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	65	68,017
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2028	40	42,424
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	630,224
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2028	10	10,664
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2032	45	47,879
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2033	75	79,655
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2035	10	10,576
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2037	100	104,949
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2028	60	63,987
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	100	105,668
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	155	163,175
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	20	21,016
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2028	110	113,676
Connecticut (State of), Series 2020, RB	5.00%	05/01/2028	320	338,473
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	236,525
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	480	507,709
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	150	160,417
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	97,695
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2028	180	191,960
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2028	240	256,887
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2028	365	390,682
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2028	35	37,157
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2028	95	101,040
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2028	$15	$15,925
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2028	175	183,887
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2028	30	31,849
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2028	55	58,390
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2028	70	73,765
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2028	10	10,655
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2028	15	16,055
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2028	150	158,206
Connecticut (State of), Subseries 2018 C, GO Bonds	5.00%	06/15/2030	30	31,831
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	122,193
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	90	94,427
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	85	88,497
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	160,501
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	80	85,034
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2028	125	131,234
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	130	136,511
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2031	75	78,756
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2033	230	240,890
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2034	140	146,372
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2037	25	25,955
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2028	25	26,541
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2028	25	26,541
Connecticut (State of) Health & Educational Facilities Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	5	5,307
University of Connecticut, Series 2018 A, RB	4.00%	04/15/2038	20	20,183
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	103,210
				7,315,054
Delaware-0.38%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	85	89,434
Delaware (State of), Series 2019, GO Bonds	5.00%	02/01/2028	10	10,542
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	40	42,087
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2050	450	435,242
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	3.00%	07/01/2028	100	100,137
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	225	239,276
				916,718
District of Columbia-1.66%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2028	300	310,836
District of Columbia, Series 2017 A, Ref. RB	5.00%	07/01/2037	10	10,216
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2028	110	113,973
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	260	266,375
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	95	100,617
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	70	74,107
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	58,158
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2033	35	36,941
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2028	140	149,536
District of Columbia, Series 2019 A, RB	5.00%	03/01/2028	115	121,211
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2028	100	106,777
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	35	36,890
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	385	411,090
District of Columbia, Series 2020, RB	5.00%	12/01/2028	270	288,151
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	30	31,548
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2028	165	176,832
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2028	30	31,490
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2028	15	15,892
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	295	315,889
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2037	25	25,541
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	10,011
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	81,883
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	203,369
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2028	10	10,675
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	$125	$127,105
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	230	235,416
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2010, RB, (INS - AGI)(b)	6.50%	10/01/2044	50	53,318
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	170	176,897
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2028	15	15,544
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	140	148,500
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2028	235	249,268
				3,994,056
Florida-2.30%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	195	205,717
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	10	10,279
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	185	187,947
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	07/01/2028	225	238,521
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(b)	5.00%	07/01/2028	265	280,584
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2028	190	201,418
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2028	108	114,637
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	175	185,755
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2028	130	139,028
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2028	140	148,594
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	105	111,445
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	4.00%	10/01/2028	45	45,648
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	160	166,842
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	15	15,416
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	160	165,750
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	105	111,419
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	125	129,798
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(b)	5.00%	10/01/2028	90	95,769
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	55	57,392
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	135	140,902
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	180	187,500
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	118,386
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(b)	5.25%	04/01/2028	5	5,274
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	170	171,444
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2028	35	37,132
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	836,068
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	165	175,052
Palm Beach County School District, Series 2018 B, Ref. COP	5.00%	08/01/2028	180	191,014
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(b)	5.00%	08/01/2043	60	61,645
Polk County School District, Series 2020 A, Ref. COP	5.00%	01/01/2028	110	115,212
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	300	306,931
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2038	20	20,682
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	250	255,852
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	45	46,662
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	151,768
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	103,367
				5,536,850
Georgia-1.43%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(b)	5.75%	11/01/2028	40	43,593
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	65	67,928
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2028	60	63,714
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2028	20	21,338
Forsyth (County of), GA, Series 2025 A, GO Bonds	5.00%	03/01/2028	15	15,813
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	35	35,949
Georgia (State of), Series 2017 A-2, GO Bonds	5.00%	02/01/2028	75	77,188
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	790	821,214
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	$110	$117,008
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	58,544
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	40	42,569
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	25,682
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	197,568
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	53,185
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	35	36,359
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	165,186
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	110	117,008
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2028	35	37,230
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(b)	4.75%	06/01/2028	455	466,520
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	215	217,547
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	418,864
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2028	75	79,681
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	120	127,045
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2028	45	47,430
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	95	98,581
				3,452,744
Hawaii-1.08%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	30	31,039
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	140	146,161
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2028	315	330,776
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	195	204,726
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	165	173,230
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2032	35	35,721
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2032	50	52,470
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,482
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2034	5	5,234
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,999
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	205	214,101
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2036	10	10,409
Hawaii (State of), Series 2018 FT, GO Bonds	4.00%	01/01/2037	30	30,345
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2038	15	15,545
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	115	120,759
Hawaii (State of), Subseries 2018 FT, GO Bonds	4.00%	01/01/2034	5	5,083
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2028	105	112,383
Honolulu (City & County of), HI (Green Bonds), Series 2018 A, RB	5.00%	07/01/2037	155	161,041
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	120	127,963
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2030	150	159,850
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2028	175	184,531
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	215	226,709
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2028	230	242,526
				2,611,083
Idaho-0.18%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	175	183,836
Idaho State Building Authority, Series 2024 A, GO Bonds	5.00%	06/01/2028	45	47,743
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2028	180	190,972
				422,551
Illinois-3.91%
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2032	25	26,023
Champaign (County of), IL Community Unit School District No. 4, Series 2020 A, GO Bonds	5.00%	01/01/2033	80	83,127
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.25%	01/01/2028	175	179,755
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	105	109,975
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2028	5	5,237
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2028	60	64,177
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2028	15	15,720
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2028	15	15,667
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	$20	$20,927
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	75	79,880
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	170	175,969
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	125	129,506
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2028	330	337,623
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	895	928,660
Illinois (State of), Series 2018 A, GO Bonds	6.00%	05/01/2028	40	42,892
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2030	35	36,667
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	15,697
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	75	78,327
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	145	151,111
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	230	239,100
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2035	205	212,531
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2036	45	46,514
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	115	116,757
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2039	25	25,602
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2040	25	25,546
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2043	100	101,350
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	260	274,850
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2030	100	105,510
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	65	68,113
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2028	15	15,857
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	140	147,714
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	210	221,174
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2032	270	283,683
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	385	403,437
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	550	580,645
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2028	15	15,675
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2028	25	26,471
Illinois (State of), Series 2021 C, Ref. GO Bonds	4.00%	03/01/2028	5	5,112
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2028	35	36,605
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2028	60	62,947
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2028	5	5,246
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	85	89,449
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2028	55	57,702
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2028	15	15,664
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2028	5	5,258
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	470	482,365
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	4.25%	01/01/2028	355	368,289
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(a)(c)	5.00%	01/01/2028	385	405,245
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	25	25,563
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	78,350
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	3.00%	12/01/2028	15	15,000
Illinois (State of) Finance Authority (Northwestern University), Series 2015, RB	5.00%	12/01/2028	85	90,765
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	145	152,222
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2028	115	121,010
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	105	111,641
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	285	294,389
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	255	263,013
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	505	516,311
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2028	55	57,674
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	210	220,212
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	55	57,674
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2028	90	94,376
Sales Tax Securitization Corp., Series 2017, Ref. RB	5.00%	01/01/2028	55	57,344
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2032	25	25,956
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	55	57,254
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2028	40	41,639
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Southwestern Illinois Development Authority (Hospital Sisters Services, Inc.), Series 2017, RB	5.00%	02/15/2028	$15	$15,679
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(b)	5.00%	03/01/2028	70	73,295
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(b)	4.00%	04/01/2043	35	33,539
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2028	75	78,816
				9,423,073
Indiana-0.91%
Hammond Multi-School Building Corp., Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2038	60	61,850
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	355	375,930
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	02/01/2035	40	41,922
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2028	95	101,330
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2028	10	10,420
Indiana (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	02/01/2028	140	147,468
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	183,619
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2034	15	15,717
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	02/01/2028	20	21,067
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2030	55	57,629
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2031	155	162,245
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	220	230,132
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2033	125	130,448
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2034	55	57,265
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	35	35,966
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	210	223,359
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	95	100,705
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2033	60	63,422
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2034	120	126,606
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2035	20	21,035
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2037	15	15,669
Indianapolis Local Public Improvement Bond Bank, Series 2017, Ref. RB	5.00%	01/01/2040	10	10,314
				2,194,118
Iowa-0.13%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	135	140,490
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	08/01/2032	165	175,328
				315,818
Kansas-0.18%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2028	265	282,511
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2028	60	63,965
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	80	80,754
				427,230
Kentucky-0.48%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	124,939
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	208,851
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2037	325	338,691
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(b)	5.00%	05/01/2032	40	42,069
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(b)	5.00%	05/01/2034	180	188,715
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2028	30	32,022
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	88,001
Kentucky Bond Development Corp. (Centre College), Series 2018, RB	4.50%	06/01/2048	145	134,117
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023, Ref. RB	5.00%	10/01/2028	5	5,288
				1,162,693
Louisiana-0.18%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2028	60	63,110
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	95	101,095
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	115	122,008
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2031	80	84,890
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2028	$30	$31,925
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	24,667
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGI)(b)	5.00%	04/01/2048	5	5,065
				432,760
Maine-0.11%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	250	254,981
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	20	20,379
				275,360
Maryland-2.86%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	95	100,199
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2031	15	15,783
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	20	20,553
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	15	15,953
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	220	233,670
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	206,491
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	5	5,152
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	390	415,317
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	25,757
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	105	109,101
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2028	300	316,755
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2030	20	21,091
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2031	150	158,080
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2028	195	207,658
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2028	10	10,321
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	160	166,073
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2028	50	53,048
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2028	225	238,715
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2028	510	543,107
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2028	95	101,167
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	365	385,385
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	225	239,606
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2028	15	15,824
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2028	20	21,117
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2028	10	10,649
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	150	156,305
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	73,081
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	95	101,492
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	70	74,783
Maryland (State of) Department of Transportation, Series 2021 B, Ref. RB	5.00%	12/01/2028	155	166,208
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2028	20	21,446
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	200	205,236
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	525	533,637
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	10	10,624
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2028	5	5,312
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	70	75,045
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2031	15	16,035
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2032	35	37,349
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	90	96,486
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	135	140,230
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	125,083
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2028	145	154,567
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2028	10	10,028
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	145	154,297
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	106,144
Prince George’s (County of), MD, Series 2018 A, GO Bonds	4.00%	07/15/2032	155	159,962
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2034	10	10,558
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	$105	$111,733
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	120	127,694
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	165	175,184
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2031	30	31,843
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2032	10	10,598
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	285	304,413
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2028	50	50,109
				6,882,054
Massachusetts-3.20%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	146,752
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds	5.25%	08/01/2028	35	37,525
Massachusetts (Commonwealth of), Series 2004 B, Ref. GO Bonds, (INS - AMBAC)(b)	5.25%	08/01/2028	85	91,131
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(b)	5.50%	01/01/2028	125	132,338
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	3.00%	07/01/2028	25	24,988
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	400	425,483
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	73,448
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2028	20	21,274
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	180	188,897
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	83,719
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2036	70	73,099
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2037	35	36,467
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2038	435	452,223
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2039	20	20,734
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	20	20,591
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	75	76,274
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2028	370	389,070
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2030	25	26,279
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	65	68,354
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	55	57,797
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	170	180,830
Massachusetts (Commonwealth of), Series 2018 D, GO Bonds	4.00%	05/01/2036	15	15,226
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2032	40	42,613
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	40	42,109
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	236,228
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	58,281
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	255	270,214
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2028	360	380,012
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2028	250	265,927
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	214,355
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2028	80	85,418
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2028	20	21,355
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2041	245	252,679
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2028	90	94,821
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	210	225,073
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2028	10	10,515
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	25,428
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2028	115	122,535
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	50	53,587
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	265,264
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	223,240
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2028	120	127,738
Massachusetts (Commonwealth of) Development Finance Agency, Series 2020 A-2, Ref. RB	5.00%	07/01/2028	10	10,593
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2017 A, Ref. RB	5.00%	01/01/2040	145	146,287
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2028	5	5,356
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	251,475
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2029	$10	$10,455
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	55	57,502
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2031	285	297,846
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2032	55	57,427
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	140	145,906
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	100	104,005
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	95,096
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	375	383,899
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	300	307,119
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2028	155	163,449
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,031
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(b)	5.25%	08/01/2028	5	5,370
				7,722,707
Michigan-0.74%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(b)	5.25%	05/01/2028	100	105,969
Great Lakes Water Authority, Series 2018 A, RB	5.00%	07/01/2043	5	5,141
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	100,709
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	90,108
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	10	10,601
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	35	37,103
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	310	332,545
Michigan (State of), Series 2023, RB	5.00%	11/15/2028	90	96,545
Michigan (State of) Building Authority (Facilities Program), Series 2023, Ref. RB	5.00%	10/15/2028	25	26,717
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2028	20	21,063
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	500	512,033
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB(a)(c)	4.00%	05/15/2028	5	5,154
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB(a)(c)	4.00%	05/15/2028	120	123,705
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	65	66,008
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2028	15	15,669
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	75	77,371
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2035	5	5,271
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	104,449
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	50	51,394
				1,787,555
Minnesota-1.34%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	241,423
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	300	293,251
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	170	182,292
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	205	210,004
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2028	10	10,488
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	70	72,828
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	175	181,669
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2035	20	20,703
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2036	190	196,066
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2028	100	104,572
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2028	20	20,914
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	$35	$37,300
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2030	15	15,997
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2031	60	63,963
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	190	202,298
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	85,010
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	185,730
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	200	211,780
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	40	42,238
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	26,319
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	420	440,958
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	106,572
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	133,214
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2028	5	5,339
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	65	69,402
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2028	25	26,643
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2028	40	42,629
				3,229,602
Mississippi-0.38%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	355	370,560
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	88,886
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2034	80	84,668
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2035	25	26,390
Mississippi (State of), Series 2021 C, GO Bonds	5.00%	10/01/2036	55	57,900
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	5,026
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2028	155	162,537
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	90	94,545
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	15	15,758
				906,270
Missouri-0.41%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2028	45	48,125
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2028	70	72,300
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	87,860
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2028	40	42,041
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	145	153,436
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	330	349,019
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2028	30	31,479
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2028	75	79,348
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	65	67,005
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(b)	5.50%	07/01/2028	65	69,612
				1,000,225
Montana-0.47%
Forsyth (City of), MT (Countryside Phase 2 South-Facilities), Series 2023, Ref. RB	3.88%	07/01/2028	115	116,800
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB	5.00%	06/01/2048	1,000	1,011,752
				1,128,552
Nebraska-0.34%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	250,208
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	135	143,661
Nebraska (State of) Public Power District, Series 2023 A, RB	5.00%	07/01/2028	250	262,057
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	150	157,612
				813,538
Nevada-1.51%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	185	196,499
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	129,564
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2032	45	47,584
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2033	40	42,169
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	$115	$120,996
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,002
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	35	36,658
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	110	114,888
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2038	30	31,250
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	280	287,033
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	30	32,145
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2031	155	166,022
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	75	80,250
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	125	133,415
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	320	340,590
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	45	47,687
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2036	20	20,436
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2037	45	45,809
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	5	5,059
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	135	143,252
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	254,786
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2028	85	90,196
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2028	195	206,919
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(b)	4.00%	06/15/2037	10	10,145
Clark County School District, Series 2018 B, GO Bonds, (INS - AGI)(b)	4.00%	06/15/2038	75	75,821
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	540	552,807
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	130	137,859
North Las Vegas (City of), NV, Series 2018, Ref. GO Bonds, (INS - AGI)(b)	4.00%	06/01/2041	25	25,066
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	190	197,280
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(b)	4.13%	10/01/2048	45	43,745
				3,636,932
New Hampshire-0.08%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	70	74,232
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	105	107,414
				181,646
New Jersey-3.35%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	700	741,446
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(b)	5.00%	07/01/2028	275	283,090
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(a)(c)	5.00%	12/15/2028	360	386,352
New Jersey (State of) Economic Development Authority, Series 2023, Ref. RB	5.00%	03/01/2028	115	120,895
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	15,824
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2036	115	120,879
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	1,025	1,064,819
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	20,777
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2024 A, Ref. RB	5.00%	05/15/2028	45	47,463
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	103,452
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RB	5.00%	06/15/2033	500	530,239
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2030	30	32,003
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-1, RN	5.00%	06/15/2031	285	303,568
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RN	5.00%	06/15/2032	115	122,221
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	450	480,872
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	30	31,980
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	70	72,143
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	585	621,049
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	530	561,441
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	85	89,809
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, (INS - BAM)(b)	4.00%	12/15/2037	10	10,132
New Jersey (State of) Transportation Trust Fund Authority, Series 2018, RB	5.00%	12/15/2035	65	68,460
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	135	145,210
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	$80	$86,051
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB(a)(c)	5.00%	12/15/2028	5	5,366
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	265	282,695
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2032	20	21,256
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2038	240	241,485
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB(a)(c)	5.00%	12/15/2028	30	32,287
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	45	47,826
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2028	180	192,349
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	80	84,627
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2028	15	15,867
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2028	40	42,313
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(b)	5.25%	01/01/2028	80	84,443
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	30	31,459
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	160	162,517
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	295	303,375
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	70	71,101
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	210	218,380
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2037	35	36,287
New Jersey (State of) Turnpike Authority, Series 2020 D, RB	5.00%	01/01/2028	100	102,350
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2028	5	5,243
Rutgers The State University of New Jersey, Series 2018 N, RB	5.00%	05/01/2028	40	42,280
				8,083,681
New Mexico-0.41%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	30	31,600
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2028	75	79,622
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2030	90	95,287
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	225	238,865
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	145	153,751
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	105	111,337
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	260	275,692
				986,154
New York-22.59%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2028	160	172,281
Build NYC Resource Corp. (The Young Men’s and Women’s Hebrew Association), Series 2024, RB	5.00%	12/01/2028	250	265,544
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2023 A, Ref. RB	5.00%	05/01/2028	15	15,851
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2028	70	71,975
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	55	58,421
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	110	116,709
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	79,400
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	65	68,410
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	15	15,744
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2039	5	5,235
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	218,250
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	780	830,400
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,092
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2028	50	53,373
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	815	814,990
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	180	189,895
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2031	70	73,710
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	210,134
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	225	235,860
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	90	93,747
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2028	5	5,330
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2028	35	36,506
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	20	21,098
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2029	130	137,222
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2031	90	94,770
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	245	248,211
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2033	$35	$36,689
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2034	180	188,336
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	590	593,387
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2037	80	80,091
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	165	164,459
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB, (INS - BAM)(b)	5.00%	11/15/2031	5	5,271
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2028	150	159,892
Metropolitan Transportation Authority (Green Bonds), Series 2017, Ref. RB	5.00%	11/15/2030	85	89,673
Metropolitan Transportation Authority (Green Bonds), Series 2018 B, Ref. RB	5.00%	11/15/2028	90	95,935
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(b)	5.00%	11/15/2044	35	35,715
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2030	20	21,158
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2031	95	100,468
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2032	60	63,385
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2033	65	68,529
Monroe County Industrial Development Corp. (Rochester Schools Modernization), Series 2018, RB	5.00%	05/01/2034	35	36,849
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2028	95	102,388
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2028	5	5,327
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2033	60	63,679
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2034	25	26,530
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2037	25	26,352
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2028	20	20,889
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	40	42,352
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	52,832
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	55	55,725
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	125	127,355
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	95	102,069
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	60	63,926
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	185,881
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	35	37,122
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	90	95,249
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	200	211,471
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	120	126,718
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	180	189,715
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2038	5	5,244
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	250	265,218
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2028	15	15,777
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	160	166,143
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2028	340	353,053
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	220	229,398
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2030	10	10,433
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	30	31,292
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2032	50	52,093
New York (City of), NY, Series 2017 C, Ref. GO Bonds	4.00%	08/01/2034	50	50,692
New York (City of), NY, Series 2017, A Ref. GO Bonds	5.00%	08/01/2029	10	10,429
New York (City of), NY, Series 2018 E, GO Bonds	5.00%	03/01/2031	5	5,225
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2031	5	5,252
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	60	62,642
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2034	10	10,462
New York (City of), NY, Series 2018 E-1, GO Bonds	5.25%	03/01/2035	100	104,462
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2037	35	36,202
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	50	51,595
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	25,641
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2028	165	174,746
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	285	301,834
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	580	617,414
New York (City of), NY, Series 2020 C, Ref. GO Bonds	5.00%	08/01/2028	510	540,124
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	290	307,129
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2028	90	95,316
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	105	111,392
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2028	140	148,269
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2028	$115	$121,793
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2028	45	47,658
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2028	135	142,974
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	275	291,243
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2028	35	37,067
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2028	10	10,500
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2028	30	31,554
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2028	25	26,477
New York (City of), NY, Subseries 2008 J-5, GO Bonds	5.00%	08/01/2028	300	317,720
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2028	170	178,806
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	540	569,326
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	20	21,051
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2035	100	104,944
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	75	78,459
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2037	30	31,284
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	125	129,982
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	315	326,774
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	100	103,381
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2041	570	587,324
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	10	10,268
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2043	50	51,181
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	40,852
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	270	281,837
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	340	354,337
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2035	115	119,650
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2036	110	114,174
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2037	25	25,884
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2038	65	67,135
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2039	15	15,460
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	105	107,790
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	130	132,413
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	243,818
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2028	65	69,075
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2028	535	567,567
New York (City of), NY Industrial Development Agency, Series 2021, Ref. RB, (INS - AGI)(b)	5.00%	01/01/2028	35	36,564
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB(a)(c)	5.00%	06/15/2028	30	31,848
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	145	152,498
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	150	155,777
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	185	191,428
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	100	104,081
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	280	284,498
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	100	102,298
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, Ref. RB	5.00%	06/15/2037	235	245,275
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2028	55	58,473
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2028	490	520,943
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	290	295,743
New York (City of), NY Municipal Water Finance Authority, Series 2025 DD, Ref. RB	5.00%	06/15/2028	420	446,523
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2028	20	21,263
New York (City of), NY Municipal Water Finance Authority, Subseries 2020 AA-2, RB	5.00%	06/15/2028	90	95,683
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-2, RB	5.00%	06/15/2030	40	42,613
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2028	110	116,946
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	190	203,305
New York (City of), NY Transitional Finance Authority, Series 2002-1, Ref. RB	5.00%	11/01/2028	140	149,804
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	40	41,389
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2028	55	57,334
New York (City of), NY Transitional Finance Authority, Series 2018 A, Ref. RB	5.00%	07/15/2032	80	84,538
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2032	105	110,495
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2033	35	36,774
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	150	157,400
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	565	592,072
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	$100	$104,578
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2037	45	46,955
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	125	130,150
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	07/15/2032	130	137,374
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	35	36,352
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2040	10	10,348
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	250	258,105
New York (City of), NY Transitional Finance Authority, Series 2018 S, RB	5.00%	07/15/2031	35	37,026
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	75	79,254
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2034	250	263,170
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2035	45	47,263
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	40	41,901
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	530	543,060
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	240	244,856
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2028	170	180,900
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	110	116,351
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2031	40	42,315
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	105	110,741
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	260	273,074
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2033	525	553,706
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	310	326,331
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	50	52,753
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	55	57,466
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	95	97,341
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2028	65	69,168
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2030	15	15,866
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2031	10	10,579
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	110	115,795
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	415	433,608
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	08/01/2028	85	90,450
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	295	315,658
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	205	219,355
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2028	85	90,450
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	350	374,509
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	185	196,862
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	11/01/2028	130	139,103
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2028	265	283,557
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2028	5	5,291
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2028	125	132,276
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2028	155	164,023
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2028	25	26,751
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2028	60	64,202
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2028	5	5,291
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2028	20	21,401
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	45	48,151
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	40	42,801
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2028	35	37,451
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	10,641
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	125	131,934
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	140	147,322
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	30	31,481
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2037	10	10,465
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	100	103,818
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	600	619,104
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	230	242,029
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	180	188,888
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	90	94,825
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-2A, Ref. RB	5.00%	07/15/2034	50	52,634
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	215	228,786
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	240	253,857
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	$320	$338,522
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	330	348,044
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2035	235	246,816
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	285	298,541
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	205	214,192
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2032	180	190,210
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	5.00%	07/15/2034	110	115,795
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB	4.00%	07/15/2038	15	15,123
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.00%	07/15/2033	25	26,367
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-4A, Ref. RB	5.25%	07/15/2035	20	21,157
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	145	152,855
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	140	147,584
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2038	50	52,221
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	105	105,699
New York (City of), NY Transitional Finance Authority, Subseries 2021 F-1, Ref. RB	5.00%	11/01/2028	120	128,403
New York (State of), Series 2019 A, GO Bonds	5.00%	03/01/2028	5	5,297
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2028	25	26,511
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(b)	5.50%	03/15/2028	40	42,649
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	5	5,177
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	300	315,236
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2028	280	300,326
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2031	315	331,946
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	135	142,130
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2032	155	164,277
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	160	169,253
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	270	283,327
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	195	198,009
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2036	5	5,227
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	190	199,695
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2038	105	109,769
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	150	155,733
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	335	349,517
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2040	380	395,175
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	35	36,095
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	153,346
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)	5.00%	03/15/2028	170	179,843
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB(a)(c)	5.00%	09/15/2028	25	26,758
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2030	55	58,381
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	09/15/2030	25	26,539
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	155	164,495
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2032	355	376,324
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	08/01/2032	375	385,344
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,121
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	115	120,823
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	130	134,949
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB(a)(c)	5.00%	03/15/2028	15	15,800
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	110	115,900
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	140	147,371
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	20	21,021
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	110	115,430
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2037	35	36,493
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	10	10,382
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)(c)	5.00%	09/15/2028	10	10,648
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	330	351,293
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2032	260	276,626
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2033	155	164,577
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2034	240	254,339
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	260	275,171
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	675	690,059
New York (State of) Dormitory Authority, Series 2018, Ref. RB(a)	5.00%	03/15/2028	230	242,264
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2030	$220	$231,753
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	03/15/2031	135	143,795
New York (State of) Dormitory Authority, Series 2018-1, Ref. RB	5.00%	01/15/2032	160	167,259
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2028	5	5,211
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2028	30	32,058
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2031	20	21,293
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2032	50	53,005
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2033	35	36,908
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2034	100	105,333
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGI)(b)	5.00%	10/01/2035	45	47,312
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(b)	5.00%	10/01/2028	155	165,635
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2028	95	100,240
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2028	45	47,482
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2028	20	21,158
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(b)	5.00%	10/01/2028	25	26,715
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(b)	5.00%	10/01/2028	120	128,234
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	07/01/2028	200	210,196
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2028	85	89,689
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2028	175	184,894
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2028	5	5,276
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2028	30	31,600
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	355	372,091
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	135	141,137
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	285	300,187
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	370	388,883
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2037	30	31,280
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB	5.00%	03/15/2028	55	58,110
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	220	232,101
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	80	84,128
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	425	444,522
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	270	281,192
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	125	128,878
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	40	41,112
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	165	171,628
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2040	10	10,346
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	159,364
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	97,227
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	102,218
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	350	364,060
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	15	15,422
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	200	205,076
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	360	374,595
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	635	668,663
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2028	10	10,383
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	25	26,567
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2028	10	10,616
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(b)	5.00%	11/15/2028	240	258,593
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(b)	5.00%	11/15/2028	65	70,036
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	55	57,961
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	120	125,885
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	30	31,489
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2032	25	26,240
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2033	120	125,802
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2034	60	62,830
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	75	78,423
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	30,106
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2028	20	21,117
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2028	10	10,538
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2028	430	453,150
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	$25	$26,396
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	85	89,633
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	51,869
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	42,476
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	40	41,247
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	154,393
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2028	75	79,870
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	110	117,142
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2028	20	21,299
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2028	25	26,623
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	206,163
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	85	89,409
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	130	136,351
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	110	115,143
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	145	151,029
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	125	128,798
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	105	107,892
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	51,291
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2034	25	26,480
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	165	174,121
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	200	210,987
New York State Urban Development Corp., Series 2022, Ref. RB(a)	5.00%	09/15/2028	20	21,407
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2028	110	116,244
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2028	75	79,419
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(b)	4.00%	10/15/2028	20	20,482
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,002
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	210	225,272
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	565	606,090
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	02/01/2028	1,075	1,131,646
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	03/01/2028	90	94,841
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2028	55	58,993
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2028	70	75,174
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2028	260	277,435
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	335	359,363
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	15	15,408
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	325	333,340
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,230
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2033	30	31,861
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	55	58,348
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	160	169,253
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	30	31,636
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	80	84,122
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	210	222,936
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, Ref. RB	5.00%	11/15/2028	325	348,636
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2028	335	359,760
				54,435,814
North Carolina-1.06%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	260	276,497
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	445	473,231
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	42,483
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2033	55	58,308
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	$25	$26,460
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	55	58,490
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	25	26,707
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	175	180,995
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2028	30	31,851
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2028	75	79,330
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2028	20	21,234
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	84,936
North Carolina (State of), Series 2021, RB	5.00%	03/01/2028	100	105,356
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2028	5	5,289
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	285	301,452
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2028	110	115,892
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2028	55	57,946
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2028	95	100,459
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2033	20	20,487
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	70	71,593
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	30	30,601
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2036	5	5,084
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2028	10	10,686
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2028	215	226,758
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2028	135	143,054
				2,555,179
North Dakota-0.08%
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	195	197,473
Ohio-2.29%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2028	80	83,588
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	125	130,594
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	20	20,167
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2028	30	31,839
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020, Ref. RB	5.00%	02/15/2028	20	20,998
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2028	55	59,207
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	150	153,767
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	40	41,175
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	120,033
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2028	65	68,730
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	26,707
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	40	42,719
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	55	58,675
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	10	10,643
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	26,573
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2028	60	63,443
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	95	101,307
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2028	105	111,970
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	153,364
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	30,935
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2037	35	35,318
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	69,402
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	130	138,805
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2028	135	144,271
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	105	111,900
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2028	165	174,844
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	190	203,621
Ohio (State of), Series 2021, RB	5.00%	02/01/2028	55	57,827
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	120	125,437
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	125	130,716
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	100	104,239
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	345	348,516
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	$80	$83,757
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2032	625	652,630
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	4.00%	01/01/2034	85	86,378
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2028	15	15,708
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	40	41,124
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2032	135	138,324
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	4.00%	02/15/2033	90	91,968
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	5.00%	02/15/2032	10	10,455
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	140	147,261
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	205	215,052
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	100	104,597
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	145	151,380
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	174,050
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	190	201,534
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2028	220	235,974
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	06/01/2028	75	79,553
University of Cincinnati, Series 2018 A, Ref. RB	5.00%	06/01/2044	85	86,889
				5,517,964
Oklahoma-0.25%
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2028	175	185,382
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2028	20	21,036
Oklahoma (State of) Turnpike Authority, Series 2017 D D, Ref. RB	5.00%	01/01/2028	220	230,378
Oklahoma County Independent School District No. 89, Series 2024 A, GO Bonds	4.00%	07/01/2028	40	41,360
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019, RB	5.00%	09/01/2028	125	132,438
				610,594
Oregon-0.93%
Benton & Linn (Counties of), OR Consolidated School District No. 509J & 509A Corvallis, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	100	104,696
Metro, Series 2025, GO Bonds	5.00%	06/01/2028	5	5,308
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2028	190	201,660
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	85	90,217
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2028	180	190,739
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.00%	04/01/2028	30	31,694
Oregon (State of) Tri-County Metropolitan Transportation District (Garve), Series 2018 A, RB	5.00%	10/01/2032	40	41,611
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	4.00%	10/01/2033	225	227,795
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	370	376,300
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	135	142,261
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	65	68,989
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	150	159,032
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,437
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	115	121,380
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	105	107,071
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	75	78,811
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	85	89,077
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	5	5,226
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	15,641
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	155	156,986
				2,240,931
Pennsylvania-3.50%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	139,260
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2028	110	114,393
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,252
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	20,007
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	$55	$51,182
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	450	451,628
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	265	275,564
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	148,855
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2018, Ref. RB	5.00%	04/01/2028	45	47,061
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	40	42,168
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	40	42,053
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	102,295
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	129,400
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(b)	5.50%	08/01/2028	300	319,321
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	22,519
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGI)(b)	4.00%	12/01/2041	30	30,171
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2028	30	31,372
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	100,138
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	285	292,130
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	5.00%	03/01/2028	90	94,821
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	270	274,572
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	4.00%	03/01/2033	10	10,246
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	4.00%	03/01/2034	20	20,465
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGI)(b)	3.75%	03/01/2039	415	415,821
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(b)	4.00%	03/01/2035	150	153,284
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	565	593,752
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	211,497
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2028	95	101,147
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	410,354
Pennsylvania (Commonwealth of), Series 2018, GO Bonds	4.00%	03/01/2036	70	71,329
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2028	325	345,073
Pennsylvania (Commonwealth of), Series 2021, GO Bonds	5.00%	05/15/2028	10	10,584
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	165	175,995
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2028	20	21,274
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2028	15	15,955
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2028	5	5,318
Pennsylvania (Commonwealth of) (Bid Group A), Series 2023, GO Bonds	5.00%	09/01/2028	200	212,941
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	135	138,308
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	10	10,160
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2003, RB, (INS - AGI)(b)	5.50%	06/01/2028	40	42,560
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2013 A-2, RB	5.00%	12/01/2038	120	125,304
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	15	15,505
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.25%	12/01/2044	10	10,348
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	307,033
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	560	577,035
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	200	204,689
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2039	40	41,668
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	374,440
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2030	40	42,716
Pennsylvania (Commonwealth of) Turnpike Commission, Subseries 2013 A-2, RB	5.00%	12/01/2033	140	148,303
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	10	10,291
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	66,396
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(b)	5.00%	09/01/2028	10	10,650
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	160	170,255
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	189,753
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Washington (County of), PA Peters Township School District, Series 2018 C, GO Bonds	5.00%	09/01/2040	$35	$36,359
West Shore School District, Series 2020, GO Bonds	4.00%	11/15/2045	380	369,682
				8,426,652
South Carolina-0.81%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2028	155	166,161
Columbia (City of), SC, Series 2018, RB(a)(c)	5.00%	02/01/2028	30	31,574
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	95	100,601
Florence (County of), SC, Series 2023, RB	5.00%	06/01/2028	90	95,217
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2028	60	64,339
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2028	25	26,373
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	150	152,404
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	115	119,940
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	254,695
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	115,230
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	160	167,369
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2034	55	57,466
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2037	75	77,886
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2038	225	233,133
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2028	5	5,338
South Carolina (State of) Transportation Infrastructure Bank, Series 2019 A, RB	5.00%	10/01/2032	90	95,354
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	170	181,424
				1,944,504
Tennessee-0.72%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2028	25	26,659
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	205	212,791
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2036	10	10,351
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2037	150	154,842
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	4.00%	07/01/2040	80	77,469
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	110	113,963
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	145	153,781
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2031	160	169,449
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	155	163,942
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	50	51,173
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2035	115	117,110
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	90	94,489
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2028	20	21,173
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2028	225	236,446
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2028	100	105,966
Tennessee (State of) School Bond Authority, Series 2017, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2028	20	20,851
				1,730,455
Texas-8.07%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2028	100	105,208
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	14,290
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(b)	5.00%	02/15/2043	15	15,315
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	80	85,511
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2028	$110	$117,578
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2028	10	10,689
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	5	5,293
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	215	220,717
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2034	45	46,127
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	100	102,313
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	10	10,202
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	30	31,923
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	20	20,308
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2038	155	157,000
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	101,749
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	149,746
Board of Regents of the University of North Texas System, Series 2022, RB	5.00%	04/15/2047	30	30,537
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	100	106,449
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2028	210	223,543
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2028	440	468,376
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2028	20	21,290
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	45	47,235
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	35	36,823
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	60	63,125
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	65	66,949
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	115	118,287
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	85	89,371
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	15	15,771
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	5	5,257
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2028	55	58,675
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2028	30	32,005
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2028	20	21,337
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2028	5	5,334
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2028	140	147,291
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2028	15	15,781
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2028	55	57,864
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(b)	5.25%	12/01/2028	90	96,803
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	120	128,210
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	30	31,596
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	57,925
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	205	217,145
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2032	15	15,846
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	4.00%	08/15/2034	80	81,228
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	20,923
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2028	125	131,400
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	20	21,274
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2034	60	61,260
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	10	10,194
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	45	45,771
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	20	20,281
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	255	258,122
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	41,548
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	$75	$78,811
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	95	97,286
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	155	158,563
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	90	91,947
Fort Worth Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	5	5,259
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2034	335	351,377
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2035	85	88,942
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2036	110	114,769
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	90	94,611
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2037	5	5,202
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	325	337,445
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	655	672,304
Harris (County of), TX, Series 2018 A, Ref. RB	4.00%	08/15/2036	5	5,071
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	35	37,303
Harris (County of), TX Metropolitan Transit Authority, Series 2018, RB	5.00%	11/01/2030	100	106,810
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	510	535,767
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	65	68,039
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	215	217,073
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	112,815
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2028	505	536,205
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	30	30,884
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	110	116,497
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	55	58,076
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2030	30	31,678
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2031	30	31,672
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2031	60	64,033
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2032	25	26,359
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	20	21,049
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2034	55	57,790
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	215	225,428
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2037	65	67,783
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	65	67,608
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	320	329,641
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2028	105	110,506
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2028	20	21,049
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	200	205,784
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	160	166,510
Katy Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	45	47,314
Lewisville Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2028	35	35,003
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	115	122,884
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	40	40,802
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	61,179
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	180	182,206
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2028	20	21,085
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2028	25	26,356
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(b)	5.00%	05/15/2028	25	26,417
Nacogdoches Independent School District, Series 2019, GO Bonds(a)(c)	5.00%	02/15/2028	10	10,501
Nacogdoches Independent School District, Series 2019, GO Bonds(a)(c)	5.00%	02/15/2028	20	21,002
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2028	455	480,965
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	106,498
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	190	196,433
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	$80	$82,530
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	1,125	1,150,275
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	235	239,329
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	575	577,375
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	50	50,682
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	50	52,400
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	140	147,014
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	626,825
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2028	35	37,148
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	75	80,050
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	40	42,424
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2028	60	63,683
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2028	110	115,729
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	10	10,497
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2028	105	111,146
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2028	150	157,872
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	210	223,408
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2028	5	5,142
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	5	5,126
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	193,789
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2028	245	261,742
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	135	142,776
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	170	179,655
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	79,173
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2033	20	20,449
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	55	56,119
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	460,385
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	280	299,076
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	115	122,481
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	105	107,567
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2037	20	20,259
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	89,062
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	1,495	1,527,373
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2028	175	181,766
Texas (State of) Water Development Board, Series 2018, RB	5.00%	04/15/2031	270	288,243
Texas (State of) Water Development Board, Series 2018, RB	4.00%	10/15/2033	50	51,350
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	105	111,844
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2028	70	74,563
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2028	120	128,414
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	10	10,338
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	205	211,119
Tomball Independent School District, Series 2018, GO Bonds(a)(c)	5.00%	02/15/2028	65	68,399
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	100	103,983
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	15,734
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2037	25	26,162
Williamson (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2028	35	36,815
				19,438,677
Utah-0.33%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	20	21,155
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2028	10	10,578
Nebo School District, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	07/01/2028	150	159,323
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	40	40,656
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	76,583
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2028	70	74,395
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2028	90	95,734
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2028	25	26,593
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	$180	$180,079
Utal (State of) State Building Ownership Authority (state Facilities Master Lease Program), Series 2024, Ref. RB	5.00%	05/15/2028	105	111,236
				796,332
Virginia-1.32%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2028	65	69,497
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2028	60	62,502
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2028	80	84,496
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.00%	01/01/2028	190	199,753
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(a)(c)	5.50%	01/01/2028	255	270,663
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	30	30,764
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	284,415
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	95	100,260
Virginia (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	06/01/2028	25	26,574
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2028	100	105,183
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	385	404,954
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	26,262
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	160	168,292
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	255	268,216
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	5.00%	02/01/2028	45	46,251
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, Ref. RB	5.00%	02/01/2030	45	47,273
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2028	15	15,777
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2028	30	31,208
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	175	186,220
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	245	260,708
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2028	35	37,244
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2028	25	26,178
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	215	224,236
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2028	200	211,828
				3,188,754
Washington-3.62%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	270	289,380
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	120	127,089
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2033	145	153,274
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	125	131,851
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	140	148,580
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2031	95	100,718
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	58,249
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	95	100,421
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	95	100,207
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	210	218,046
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	240	254,980
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	285	302,788
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	180	186,896
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2028	195	207,171
Energy Northwest (No. 3), Series 2024 B, Ref. RB	5.00%	07/01/2028	130	138,114
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	110	114,469
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	26,247
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	$145	$151,824
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	55	57,812
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	70	74,873
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	25	25,502
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	95	98,720
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	100	107,081
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2028	110	114,626
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2028	190	202,233
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	355	379,289
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2028	20	20,555
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	245	254,594
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	70	74,326
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2033	80	84,776
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	360	380,927
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	130	137,244
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	65	68,431
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	45	47,233
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2038	35	36,637
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	165	172,295
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2041	5	5,186
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	50	51,669
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2028	10	10,529
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2030	50	52,604
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	110	115,728
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2032	100	105,164
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2033	80	84,027
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2034	15	15,729
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2035	60	62,801
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	60	62,633
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2037	25	26,038
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	140	145,485
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	100	103,705
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	50	51,630
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	195,792
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	40	41,093
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	105	111,816
Washington (State of), Series 2020 C, Ref. GO Bonds	5.00%	02/01/2028	160	168,466
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2028	20	21,219
Washington (State of), Series 2023 R, Ref. GO Bonds	5.00%	08/01/2028	350	372,720
Washington (State of), Series 2024 C, Ref. GO Bonds	5.00%	08/01/2028	95	101,167
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2028	140	148,811
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2028	5	5,325
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2028	45	47,381
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2028	105	109,112
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	165	175,711
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2028	30	31,947
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2028	15	15,794
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2028	325	342,196
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2028	5	5,325
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2028	110	114,074
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2028	75	77,778
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	5.00%	08/15/2037	125	128,267
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	137,533
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	$25	$26,404
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	140	147,561
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	145	153,599
				8,719,477
West Virginia-0.62%
Morgantown Utility Board, Inc., Series 2018 B, RB	5.00%	12/01/2043	5	5,122
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2031	90	95,280
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2031	5	5,291
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	110	116,316
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2032	100	105,646
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2033	65	68,605
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2033	70	73,814
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	75	79,031
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	140	147,419
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2035	35	36,805
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2036	65	68,182
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2036	45	47,140
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2038	5	5,211
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2040	35	36,297
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	200	209,231
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	57,209
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	155,567
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	60	62,009
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	60	62,357
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	65	66,718
				1,503,250
Wisconsin-0.59%
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2048	15	15,189
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	65	66,467
Wisconsin (State of), Series 2020 A, GO Bonds	4.00%	05/01/2040	100	101,020
Wisconsin (State of), Series 2021-1, Ref. GO Bonds	5.00%	05/01/2028	60	63,522
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	225	238,315
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2028	35	37,071
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2028	120	127,101
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2028	155	164,172
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2028	10	10,592
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	320	332,533
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2028	130	135,091
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	50	53,195
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.00%	04/01/2039	80	80,540
				1,424,808
TOTAL INVESTMENTS IN SECURITIES(d)-97.32% (Cost $233,967,866)				234,547,543
OTHER ASSETS LESS LIABILITIES-2.68%				6,453,755
NET ASSETS-100.00%				$241,001,298

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.73%
Alabama-0.33%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2025 B, Ref. RB	5.00%	09/01/2029	$250	$272,425
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	215	234,694
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2029	130	139,836
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2029	15	15,843
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	46,342
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	25	25,646
				734,786
Alaska-0.11%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	60	65,223
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2029	165	178,627
				243,850
Arizona-0.94%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	170	185,706
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2029	225	244,320
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2029	55	58,310
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	250	266,870
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2029	5	5,379
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	55	59,428
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	160	169,440
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	35	35,006
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	200	207,821
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2039	15	15,758
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	355	363,605
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	130	134,047
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	135	141,964
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	145	155,898
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2029	65	69,885
				2,113,437
California-16.80%
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2029	45	49,176
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	90	99,112
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(b)	5.00%	04/01/2029	125	136,052
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(b)	5.00%	04/01/2029	50	54,421
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	100	100,005
California (State of), Series 2015, GO Bonds	3.00%	03/01/2029	25	25,002
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	250	250,012
California (State of), Series 2015, Ref. GO Bonds	3.00%	08/01/2029	10	10,000
California (State of), Series 2018, GO Bonds	5.00%	10/01/2029	160	171,648
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2029	150	160,293
California (State of), Series 2019, GO Bonds	5.00%	11/01/2029	750	824,583
California (State of), Series 2019, GO Bonds	5.00%	04/01/2031	700	758,844
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	238,166
California (State of), Series 2019, GO Bonds	5.00%	04/01/2033	45	48,608
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	1,030	1,117,614
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	110	119,357
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	82,304
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	95	102,986
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	835	914,731
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	50	54,129
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	1,050	1,147,770
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	265	286,250
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	385	402,521
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	370	397,845
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2036	$15	$16,075
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2038	25	26,599
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	60	64,070
California (State of), Series 2020, GO Bonds	4.00%	03/01/2029	5	5,243
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	140	151,619
California (State of), Series 2020, GO Bonds	5.00%	11/01/2029	25	27,486
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2029	230	252,872
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2029	5	5,487
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	595	652,946
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2029	45	49,290
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,461
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2029	20	22,030
California (State of), Series 2022, GO Bonds	5.00%	04/01/2029	10	10,851
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2029	40	42,238
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	235	257,404
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	280	306,694
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	10	10,974
California (State of), Series 2024, GO Bonds	5.00%	08/01/2029	10	10,933
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	685	748,905
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2029	35	38,265
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2029	25	27,383
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	370	406,794
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	36,988
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	170	186,891
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	175	191,106
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	80	86,863
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	80	87,966
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	260	286,138
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	65	71,280
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	75	82,221
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	275	306,143
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2029	95	105,758
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2029	125	139,156
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	260	285,168
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020 A, Ref. RB, (INS - Cal-Mortgage)(c)	4.00%	11/01/2040	45	44,712
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	545	601,329
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB	3.25%	08/01/2029	455	459,239
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	500	522,068
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	285	294,542
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2029	60	66,495
California (State of) Infrastructure & Economic Development Bank (Equitable School Revolving Fund) (Social Bonds), Series 2024, RB	5.00%	11/01/2029	5	5,318
California (State of) Municipal Finance Authority (Town and Country Manor), Series 2019, Ref. RB, (INS - Cal-Mortgage)(c)	5.00%	07/01/2049	230	237,636
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2029	150	161,949
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2029	95	103,723
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	155	170,170
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2031	20	21,940
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	40	43,809
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	195	212,817
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	240	261,263
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	250	260,660
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2029	50	54,691
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2029	$120	$131,260
California State University, Series 2019 A, RB	5.00%	11/01/2038	10	10,761
California State University, Series 2019 A, RB	5.00%	11/01/2039	545	584,454
California State University, Series 2019 A, RB	5.00%	11/01/2040	145	154,715
California State University, Series 2019 A, RB	5.00%	11/01/2044	5	5,228
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	103,348
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2029	40	44,262
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	206,979
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	85	88,786
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.00%	11/15/2029	165	177,297
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2029	185	203,468
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	110	115,090
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	370	407,598
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	205	225,258
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	185	201,883
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2029	5	5,486
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	35	38,727
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2035	270	295,811
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	355	385,390
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2038	110	118,822
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	55	60,749
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	125	134,374
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	285	304,495
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2030	15	15,999
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2033	30	31,838
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	555	584,205
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2037	80	84,104
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	230	239,811
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	122,852
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	40	42,665
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2031	40	42,569
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	305	324,189
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2033	85	90,207
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	45	46,649
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	185	198,434
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	80	84,732
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	90	96,958
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	145	150,237
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	65	70,025
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	60	64,639
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2029	15	16,160
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2029	160	172,370
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	105	115,482
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2029	140	153,976
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2029	65	69,776
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	270	296,186
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2029	80	88,170
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	155	161,803
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	77,479
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2029	95	104,778
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2029	65	71,690
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2029	100	110,293
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	43,279
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	210	231,216
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2031	45	49,432
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	145	159,107
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	$150	$155,846
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2029	390	429,401
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2029	180	198,185
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	95	104,598
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2029	495	545,008
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2029	160	176,164
Los Angeles Unified School District (Green Bonds), Series 2023, COP(a)	5.00%	10/01/2029	15	16,548
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2029	60	66,062
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2029	55	60,556
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	295	324,374
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	320	348,546
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2031	75	81,671
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2032	5	5,429
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2034	265	286,541
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	95	101,777
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2038	60	64,084
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	270	287,533
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	165	173,292
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	115	119,434
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2029	145	159,438
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2029	55	61,018
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	120	125,689
Northern California Sanitation Agencies Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2029	15	16,656
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2031	50	54,654
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	55	59,975
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2033	25	27,180
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2034	85	92,096
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2035	20	21,625
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	150	161,666
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2037	75	80,487
Orange (County of), CA Local Transportation Authority, Series 2019, RB	4.00%	02/15/2038	20	20,363
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	200	212,855
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	25	26,308
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	115	126,452
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGI)(c)	5.13%	09/01/2029	85	94,388
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	65	69,858
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	220	235,467
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2038	45	47,980
Riverside (City of), VA, Series 2019 A, Ref. RB	5.00%	10/01/2043	10	10,444
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	145	156,830
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2038	60	64,576
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	185	198,499
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	55	58,596
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2029	10	11,116
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	105	116,592
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2029	140	155,209
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	40	38,714
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2032	70	76,154
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2033	190	206,196
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2034	60	64,969
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2035	105	113,370
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2036	195	209,778
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	4.00%	07/01/2037	40	40,874
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	135	143,742
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	295	305,578
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2029	10	10,975
San Diego Unified School District (Election of 1998), Series 2025 A, GO Bonds	5.00%	07/01/2029	15	16,554
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2029	140	154,501
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2029	15	16,097
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2029	65	71,558
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA, Series 2024-R1, Ref. GO Bonds	5.00%	06/15/2029	$150	$165,135
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	340	363,991
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	190	194,911
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	115	118,096
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2029	5	5,444
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2031	10	10,874
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2032	15	16,286
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2033	95	102,910
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2034	20	21,617
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2035	40	43,125
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2036	95	102,069
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2038	200	213,379
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, Ref. RB	5.00%	05/01/2039	290	308,476
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	65	72,086
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2029	25	27,783
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2029	55	61,123
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2029	150	166,353
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	95	98,938
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2047	35	36,494
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	90	98,336
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	235	256,860
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	85	92,855
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2032	15	16,332
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	110	119,639
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2034	5	5,421
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	75	78,139
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2029	10	10,945
Southern California Public Power Authority (Apex Power), Series 2024 A, Ref. RB	5.00%	07/01/2029	20	21,624
Sweetwater Union High School District, Series 2024, Ref. GO Bonds	5.00%	08/01/2029	10	10,996
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	30	31,086
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2029	60	65,768
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2029	15	16,452
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2029	440	482,605
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	735	806,169
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2029	140	153,556
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2029	365	400,342
University of California, Series 2024 BX, RB	5.00%	05/15/2029	735	806,169
University of California, Series 2025 CB, RB	5.00%	05/15/2029	25	27,421
University of California, Series 2025, Ref. RB	5.00%	05/15/2029	20	21,937
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	135	139,822
				37,577,328
Colorado-2.77%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	90	98,667
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	85	93,127
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	80	85,630
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	195	213,251
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	50	54,680
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	$50	$53,338
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2029	75	79,901
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	100	106,857
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2032	120	127,945
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	60	63,818
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	50	52,739
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2035	60	63,031
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2036	70	73,181
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2029	255	271,662
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2031	145	154,942
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	170	181,256
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	125	132,508
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2034	255	268,877
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2035	65	68,283
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2036	260	271,814
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2037	95	98,961
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2038	70	72,645
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	135	139,676
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2029	95	101,750
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	50	53,787
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	175	187,139
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	200	213,204
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	190	202,169
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2039	80	83,830
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	200	213,864
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	320	349,938
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	5.00%	11/01/2029	10	10,936
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	325	356,215
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	280	305,092
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2029	35	38,237
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	5	5,443
Denver (City & County of), CO (Wellington E. Webb Municipal Office Building), Series 2023, Ref. COP	5.00%	12/01/2029	90	98,236
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2029	110	117,875
Metro Water Recovery, Series 2025 A, Ref. RB	5.00%	04/01/2029	50	54,086
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	65	68,698
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2029	70	76,890
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2029	75	79,515
University of Colorado Hospital Authority, Series 2024 A, Ref. RB	5.00%	11/15/2029	425	462,302
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	285,102
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	5	5,204
				6,196,301
Connecticut-2.25%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	55	58,688
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	225	242,989
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2031	25	26,988
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	775	835,202
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2033	510	548,045
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2034	40	42,883
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	185	197,916
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	95	101,244
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	131,908
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	30	32,283
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	190	204,098
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	100	108,098
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	265	277,328
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	95	98,952
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2029	185	199,981
Connecticut (State of), Series 2021 B, GO Bonds	3.00%	06/01/2029	10	10,089
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2029	$55	$60,081
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	110	114,577
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2029	180	195,262
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2029	85	92,929
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2029	95	103,055
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2029	65	70,511
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2029	100	107,420
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2029	90	97,631
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2029	5	5,424
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2029	105	113,099
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2029	175	191,324
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2029	85	91,632
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2029	15	16,415
Connecticut (State of) (Green Bonds), Series 2019 A, RB	4.00%	02/01/2038	85	87,226
Connecticut (State of) (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	20	21,135
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2029	5	5,252
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2029	105	113,903
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	125	135,778
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	180	195,520
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2029	100	107,739
				5,042,605
Delaware-0.33%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	45	48,480
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2029	60	64,760
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2029	90	97,323
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	150	162,813
Delaware (State of), Series 2025, GO Bonds	5.00%	05/01/2029	35	37,990
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	125	128,434
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	175	190,214
				730,014
District of Columbia-2.88%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	75	80,906
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	510	550,073
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	120	129,455
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	215	231,388
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	85	91,256
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	135	144,617
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2035	95	101,449
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	40	42,362
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2038	15	15,805
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2040	140	146,605
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	150	154,522
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	170	183,113
District of Columbia, Series 2019 A, RB	5.00%	03/01/2031	115	125,025
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	60	65,132
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	120	129,949
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	260	280,934
District of Columbia, Series 2019 A, RB	5.00%	03/01/2035	195	210,164
District of Columbia, Series 2019 A, RB	5.00%	03/01/2036	25	26,838
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	100	103,300
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	50	50,399
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2029	105	114,380
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	210	228,562
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	210	228,029
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2033	240	259,988
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	165	178,348
District of Columbia, Series 2019, RB	5.00%	07/01/2049	135	135,057
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	230	247,815
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2029	$95	$103,486
District of Columbia, Series 2020, RB	5.00%	12/01/2029	125	136,092
District of Columbia, Series 2020, RB	5.00%	12/01/2031	205	223,138
District of Columbia, Series 2020, RB	5.00%	12/01/2032	275	298,491
District of Columbia, Series 2020, RB	5.00%	12/01/2033	30	32,457
District of Columbia, Series 2020, RB	5.00%	12/01/2034	90	97,228
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2029	190	204,112
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	75	81,953
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	80	85,791
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2029	165	178,449
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2029	50	54,261
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2029	60	65,113
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2029	15	16,391
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	5	5,163
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	4.00%	10/01/2037	135	135,920
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	175	177,211
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	180	194,966
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2029	95	102,899
				6,448,592
Florida-3.35%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2029	15	16,229
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2038	230	244,303
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	85	90,066
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	115	121,477
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	340	365,684
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	80	82,911
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2037	95	100,639
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	90	95,115
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	30	30,644
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2029	490	530,497
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(c)	5.00%	07/01/2029	375	405,325
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	160	173,545
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2029	4	4,339
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2029	185	200,855
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2029	5	5,000
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	146,785
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2029	40	43,695
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	185	200,554
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2019, RB	5.00%	03/01/2049	170	165,081
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	82,366
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	80	79,900
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	150	154,849
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	690	708,645
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2029	1,000	1,085,419
Hillsborough (County of), FL School Board, Series 2020, Ref. COP	5.00%	07/01/2029	10	10,752
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2029	35	38,073
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	149,868
JEA Electric System, Series 2024 A, Ref. RB, (INS - AGI)(c)	5.00%	10/01/2029	60	65,154
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	75	79,595
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	60	63,533
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2034	105	110,845
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	220	230,676
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2037	50	52,233
Lee (County of), FL Industrial Development Authority, Series 2019, Ref. RB	5.00%	04/01/2035	40	42,103
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2029	45	48,338
Miami-Dade (County of), FL, Series 2009 A, Ref. RB, (INS - AGI)(c)	6.88%	10/01/2034	85	97,302
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	15	15,533
Miami-Dade (County of), FL, Series 2025, Ref. GO Bonds	5.00%	07/01/2029	30	32,490
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(c)	5.25%	04/01/2029	$95	$102,317
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	108,590
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	235	239,771
Orange (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	08/01/2029	105	113,718
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	280	296,873
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2029	55	59,667
Polk County School District, Series 2019, RB	5.00%	10/01/2033	195	209,986
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB(a)	6.00%	10/01/2029	165	183,109
				7,484,449
Georgia-2.16%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(c)	5.75%	11/01/2029	90	100,746
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	145	155,021
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	200	213,044
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2037	35	37,143
Atlanta (City of), GA (Department of Aviation), Series 2019 C, RB	5.00%	07/01/2038	35	37,013
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(a)	5.00%	12/01/2029	70	76,406
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	165	178,931
Columbia (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	04/01/2029	145	156,946
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	125	136,214
Fayette (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	07/01/2029	95	103,259
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2029	55	59,278
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	155,071
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	140	148,952
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2031	55	59,842
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2029	55	59,841
Georgia (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2029	105	110,400
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2029	100	104,504
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	210	228,896
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	105	114,242
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2029	135	146,882
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	65	70,598
Georgia (State of) Municipal Electric Authority (Power Revenue), Series 2018, Ref. RB	5.00%	01/01/2029	15	15,727
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	260	282,325
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2029	140	151,412
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	255	277,664
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2038	15	15,912
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	204,245
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	185	194,396
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	100	101,888
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2029	195	211,762
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	70	74,354
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	330	358,367
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2029	70	76,017
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	310	318,999
Rockdale (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019 A, RB	5.00%	07/01/2049	95	97,166
				4,833,463
Hawaii-0.98%
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2029	105	110,307
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	55	59,049
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2031	165	177,234
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2032	75	80,461
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	75	80,327
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	120	128,196
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	100	106,482
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2036	45	47,687
Hawaii (State of), Series 2019 FW, GO Bonds	4.00%	01/01/2037	40	40,811
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2037	30	31,689
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	$180	$189,526
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2039	50	52,452
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	25,876
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	325	346,974
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	390	425,877
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	60	63,904
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2029	35	37,688
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2029	125	134,601
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2029	60	64,667
				2,203,808
Idaho-0.59%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2033	190	204,564
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2034	215	231,070
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	120	128,460
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2037	55	58,458
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund), Series 2019, Ref. RB	5.00%	07/15/2036	60	64,001
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	124,272
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2029	475	515,211
				1,326,036
Illinois-4.24%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2029	125	128,922
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	103,659
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2039	435	439,001
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	1,010	964,273
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	307	310,377
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	155	163,329
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2037	90	94,528
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2038	165	172,743
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2039	85	88,734
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2029	30	32,080
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2029	5	5,347
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 A, GO Bonds	5.00%	12/01/2029	190	207,463
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2029	15	16,044
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	212,917
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	270	292,958
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2029	75	77,543
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2029	5	5,007
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	55	57,661
Illinois (State of), Series 2019 B, GO Bonds	5.00%	11/01/2032	5	5,359
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2029	50	53,185
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2029	85	91,568
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2029	80	85,198
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2029	120	129,092
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2029	40	42,599
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2029	35	37,384
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	180	194,191
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2029	130	139,255
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2029	35	37,218
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	300	322,476
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	250	269,086
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	155	166,461
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	500	533,136
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2037	365	387,861
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.00%	04/01/2029	5	5,370
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGI)(c)	5.75%	06/01/2029	95	102,929
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2040	80	83,725
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	90	93,768
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	$725	$746,887
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2031	70	74,653
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	105	112,504
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	265	283,939
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGI)(c)	5.00%	02/01/2029	145	154,493
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2029	85	90,218
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2031	130	139,288
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.50%	01/01/2032	100	107,035
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	395	401,927
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	655	671,159
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	295	312,751
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2029	115	121,920
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	120,143
				9,489,364
Indiana-1.10%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	475	513,884
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	155	158,248
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2029	170	185,056
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	65	68,327
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	105	112,264
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2034	95	101,405
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2036	75	79,692
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2037	25	26,499
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	70	74,015
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	65	68,549
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2029	20	21,293
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.25%	02/01/2039	35	36,895
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2036	430	453,255
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2037	10	10,497
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	10	10,269
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	400	408,007
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	130	132,080
				2,460,235
Iowa-0.52%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	215	232,076
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2031	195	210,408
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	135	145,409
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	105	112,828
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	45	48,224
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	405	411,678
				1,160,623
Kansas-0.09%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2029	145	157,843
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2029	50	54,429
				212,272
Kentucky-0.34%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2029	195	212,102
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2029	95	103,160
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2029	85	91,381
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024 A, Ref. RB	5.00%	07/01/2029	150	162,344
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	180	189,138
				758,125
Louisiana-0.64%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(c)	4.00%	12/01/2036	125	127,825
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, Ref. RB, (INS - AGI)(c)	4.00%	12/01/2039	300	302,509
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2032	$85	$91,231
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2033	60	64,262
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2034	70	74,753
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2035	5	5,325
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	195	206,730
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2037	5	5,286
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2038	5	5,280
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	80	84,115
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2029	200	215,044
Louisiana (State of), Series 2025 B, RB	5.00%	05/01/2029	35	37,834
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	106,061
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2029	95	103,060
				1,429,315
Maryland-2.30%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	102,905
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,188
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2035	170	175,662
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2036	25	25,748
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2037	50	51,318
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2029	10	10,541
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	90	97,028
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	520	559,870
Maryland (State of), First Series 2019, GO Bonds	4.00%	03/15/2033	100	103,824
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2029	180	191,486
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	125	131,899
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2029	155	167,349
Maryland (State of), Series 2022 C, Ref. GO Bonds	4.00%	03/01/2029	75	78,459
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2029	115	120,964
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2029	70	75,926
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2029	15	16,270
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2029	10	10,885
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	455	495,273
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	75	80,975
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	385	419,077
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2029	90	97,088
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	130	141,207
Maryland (State of) (Bidding Group 2), Series 2025 B, Ref. GO Bonds	5.00%	08/01/2029	40	43,540
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	190	207,409
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	110	120,079
Maryland (State of) Department of Transportation, Series 2022 B, Ref. RB	5.00%	12/01/2029	90	98,595
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	110	119,445
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2029	70	76,010
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2029	10	9,971
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	107,110
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2029	100	109,591
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2031	10	10,487
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2032	10	10,463
Montgomery (County of), MD, Series 2019 A, GO Bonds	4.00%	11/01/2033	40	41,732
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2029	50	52,557
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	50	52,727
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	195	212,546
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	115	115,318
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	84,981
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2029	155	168,616
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	10	10,456
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	155	161,765
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	55	58,424
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	45	49,128
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2029	$30	$32,608
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2029	30	30,074
				5,147,574
Massachusetts-4.29%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2029	5	5,429
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	42,039
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	430	467,538
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2029	65	70,928
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	195	209,656
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2032	95	101,976
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2033	20	21,592
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2035	30	31,991
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	100	106,312
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2037	110	116,562
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	220	232,372
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	15	15,798
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	363,727
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	50	51,063
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2040	70	73,636
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	165	172,812
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	5	5,213
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	166,122
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	25	25,825
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	25,739
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	140	151,671
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2029	20	21,667
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	245	267,344
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	4.00%	09/01/2037	5	5,096
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2039	10	10,577
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,136
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	120	129,529
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2029	65	70,674
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	235	257,354
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2029	425	463,760
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2029	150	163,680
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2029	55	59,259
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	525	573,908
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2029	5	5,417
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2029	165	178,102
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2029	40	43,335
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2029	40	43,492
Massachusetts (Commonwealth of), Subseries 2018 E, GO Bonds	5.00%	09/01/2029	10	10,668
Massachusetts (Commonwealth of) (Consolidated Loan of 2019), Series 2019, GO Bonds	5.00%	05/01/2047	35	35,910
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	410	418,758
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	85	92,665
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(c)	5.50%	07/01/2029	125	138,407
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2029	45	49,442
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	375	393,568
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	120	125,254
Massachusetts (Commonwealth of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	01/01/2033	255	272,954
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	55	54,494
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2029	10	10,889
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(c)	5.00%	07/01/2029	5	5,387
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2029	30	32,415
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	$255	$279,286
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	25,627
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	595	614,388
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2029	5	5,395
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2031	155	166,889
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	215	230,589
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	360	384,489
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	170	181,232
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2031	5	5,376
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2032	15	16,092
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2033	45	48,182
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2034	120	128,200
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	50	53,319
Massachusetts (Commonwealth of) Transportation Trust Fund (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	115	123,643
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(c)	5.25%	08/01/2029	110	121,101
Massachusetts (Commonwealth of) Water Resources Authority, Series 2019 B, RB	5.00%	08/01/2044	10	10,380
Massachusetts (Commonwealth of) Water Resources Authority, Series 2024 C, RB	5.00%	08/01/2029	90	98,297
University of Massachusetts Building Authority, Series 2019, Ref. RB	5.00%	05/01/2039	5	5,261
University of Massachusetts Building Authority, Series 2019-1, RB	5.00%	05/01/2029	5	5,401
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2033	65	70,560
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	140	151,484
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	300	308,392
University of Massachusetts Building Authority, Series 2020-1, RB	5.00%	11/01/2031	20	21,894
University of Massachusetts Building Authority, Series 2020-1, RB	5.00%	11/01/2032	75	81,820
University of Massachusetts Building Authority, Series 2021, Ref. RB	5.00%	11/01/2029	55	60,253
				9,594,692
Michigan-1.33%
Detroit City School District, Series 2001 A, GO Bonds, (INS - AGI)(c)	6.00%	05/01/2029	350	372,667
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(c)	5.25%	05/01/2029	130	140,830
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	105	113,678
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	70	75,785
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	285	294,601
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	148,769
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	240	263,146
Michigan (State of), Series 2023, RB	5.00%	11/15/2029	205	224,770
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	375	403,531
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	5.00%	10/15/2029	25	27,294
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	190	198,119
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2029	85	91,311
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group), Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	115	121,463
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	10	10,334
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	395,400
Michigan State University Board of Trustees, Series 2023 A, Ref. RB	5.00%	08/15/2029	95	103,108
				2,984,806
Minnesota-1.19%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2029	145	158,385
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	75	79,952
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	25	27,240
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	55	59,942
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	145	157,734
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	80	86,804
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2034	165	178,635
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	360	387,105
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	150	160,677
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	37,248
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2029	130	141,650
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	485	529,414
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2029	$85	$92,784
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2029	65	70,056
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2029	55	59,929
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2029	130	141,650
Minnesota (State of) Public Facilities Authority, Series 2023 B, RB	5.00%	03/01/2029	50	53,954
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	130	141,767
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	93,253
				2,658,179
Mississippi-0.13%
Mississippi (State of), Series 2019 B, GO Bonds	5.00%	10/01/2033	250	270,536
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2029	20	21,429
				291,965
Missouri-0.50%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2029	20	21,848
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	110	114,723
Missouri (State of) Health & Educational Facilities Authority, Series 2019 A, RB	5.00%	10/01/2046	150	153,507
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	105	111,119
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	80	85,331
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2029	60	64,838
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2029	70	76,128
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2029	5	5,431
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	51,521
Springfield School District No. R-12, Series 2019, GO Bonds	4.00%	03/01/2035	75	77,480
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2036	300	317,474
Springfield School District No. R-12, Series 2019, GO Bonds	5.00%	03/01/2037	15	15,816
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2029	15	16,462
				1,111,678
Nebraska-0.34%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	205	215,575
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	40	42,948
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	115	123,243
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	310	331,641
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2029	40	42,834
				756,241
Nevada-1.37%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	165	178,872
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	55	59,526
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	140	150,925
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2032	110	118,221
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	37,524
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2029	95	102,818
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	215	231,777
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	125	134,342
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2033	45	48,245
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	145	155,108
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	160	170,664
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2041	30	31,249
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2042	25	25,916
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2031	280	301,850
Clark (County of), NV Department of Aviation, Series 2019 D, Ref. RB	5.00%	07/01/2032	235	252,562
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2029	70	75,760
Clark (County of), NV Department of Aviation, Series 2024 B, RN	5.00%	07/01/2029	255	275,984
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2029	35	37,821
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	245	249,582
Humboldt (County of), NV, Series 2016, Ref. RB	3.55%	10/01/2029	200	202,357
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	$110	$119,351
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	105	108,910
				3,069,364
New Jersey-2.94%
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2035	10	10,340
Cherry Hill Township School District, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	08/01/2037	10	10,260
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	25,944
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	1,105	1,195,841
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	239,355
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - NATL)(c)	5.50%	09/01/2029	115	126,981
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	270,110
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	560	603,182
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2039	35	36,922
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	257,815
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2031	35	37,903
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2033	115	123,859
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2034	20	21,472
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2029	45	48,875
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2032	40	43,199
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	231,554
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2029	80	86,509
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, Ref. RB	5.00%	07/01/2029	115	124,463
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2029	75	80,105
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	215	229,514
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2031	35	38,005
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2032	100	108,275
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	107,970
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	290	305,460
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2029	110	118,701
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2029	70	75,537
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2029	95	102,525
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(c)	5.25%	01/01/2029	120	129,608
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2029	20	20,957
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2029	100	104,784
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	1,145	1,171,959
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2029	310	331,964
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2029	85	91,022
South Jersey Transportation Authority, Series 2019 A, Ref. RB, (INS - AGI)(c)	5.00%	11/01/2029	70	76,218
				6,587,188
New Mexico-0.57%
Farmington (City of), NM (Four Corners), Series 2011, Ref. RB	1.80%	04/01/2029	20	18,895
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2029	15	16,171
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2029	160	172,497
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2029	185	196,253
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	230	249,596
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	205	222,016
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2029	145	157,036
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2029	185	200,356
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2029	30	32,490
				1,265,310
New York-16.94%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	370	396,601
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2039	50	53,429
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2040	45	47,878
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2029	105	115,690
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	15	15,535
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGI)(c)	5.25%	09/01/2029	180	194,358
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	$45	$47,854
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2029	45	49,104
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2038	90	93,888
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2039	130	135,197
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	105	108,700
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	170	174,137
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(c)	5.00%	11/15/2043	10	10,243
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(c)	5.00%	11/15/2044	125	127,572
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2029	75	81,348
Nassau (County of), NY Interim Finance Authority, Series 2024 A, RB	5.00%	11/15/2029	120	132,384
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	50	54,444
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	125	134,984
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2034	75	80,990
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2036	10	10,712
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	65	69,042
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2033	60	65,109
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2034	165	178,663
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	205	220,040
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	228,071
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	250	271,780
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	200	216,435
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2035	80	86,079
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	75	81,349
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2035	60	64,559
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2029	35	37,865
New York (City of), NY, Series 2017 C, Ref. GO Bonds	3.00%	08/01/2029	50	50,090
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,165	1,259,348
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2032	95	102,472
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2033	85	91,436
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	210	225,406
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2035	45	45,816
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	15	15,861
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2040	5	4,990
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	65	67,511
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	65	67,205
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	60	64,047
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	115	122,830
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	65	69,399
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2032	30	31,977
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2033	125	132,944
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2034	250	265,373
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	65	70,208
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2029	35	37,988
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2029	55	59,406
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2029	200	216,023
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2029	80	86,409
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2029	60	64,912
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2029	50	54,006
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2029	430	464,450
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2029	25	27,003
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2029	165	178,219
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2029	35	37,804
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2029	55	59,406
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2029	45	48,209
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2029	75	80,481
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2029	90	97,211
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	250	267,859
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	395	421,634
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	235	247,319
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	80	83,374
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	$335	$345,904
New York (City of), NY, Subseries 2020 B-1, GO Bonds	5.00%	10/01/2036	85	90,563
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2029	15	16,254
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2029	530	573,387
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(c)	5.00%	03/01/2029	80	85,525
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	205,851
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	150	163,099
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	115	120,006
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	10	10,296
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2039	5	5,301
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	190	207,601
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	565	601,363
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	5.00%	06/15/2029	75	81,549
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	4.00%	06/15/2029	30	31,566
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	440	478,423
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2029	35	38,056
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2029	175	190,282
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	565	597,115
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	10	10,259
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2033	50	53,936
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	295	317,663
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	135	144,968
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	230	244,457
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2040	20	21,137
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2029	180	195,718
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	405	441,624
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2029	120	128,837
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2029	90	97,135
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2029	35	36,985
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	30	31,701
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2034	160	173,059
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	860	927,143
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2036	25	26,861
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	230	245,774
New York (City of), NY Transitional Finance Authority, Series 2019, RB	5.00%	11/01/2034	230	246,486
New York (City of), NY Transitional Finance Authority, Series 2019, RB	5.00%	11/01/2039	15	15,830
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	108,485
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	450	490,694
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2029	235	256,251
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2029	285	310,773
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2029	55	59,667
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	150	163,565
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	07/15/2029	35	38,049
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2029	155	169,017
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2029	75	81,782
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	10	10,793
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2029	70	75,549
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2029	75	80,945
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2029	60	65,426
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2029	15	16,189
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2029	20	21,585
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2029	25	27,261
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2029	40	43,617
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	20	21,809
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2029	20	21,809
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2029	140	151,879
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	115	121,521
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	503,153
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	500	533,499
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	$345	$367,142
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2038	65	68,948
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	120	126,829
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	565	593,635
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2029	45	48,920
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2029	145	158,112
New York (State of), Series 2025 C, Ref. GO Bonds	5.00%	03/15/2029	20	21,726
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(c)	5.50%	03/15/2029	75	82,103
New York (State of) Dormitory Authority, Series 2018, Ref. RB	5.00%	01/15/2029	10	10,457
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2033	100	107,847
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2035	325	348,651
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	115	122,896
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2037	415	441,777
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2039	380	402,302
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2029	20	21,653
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	350	375,005
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2033	165	176,407
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	360	383,251
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2036	5	5,305
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	225	237,847
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	115	121,171
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2039	40	42,039
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	495	515,687
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	170	176,309
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	180	185,975
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	300	308,881
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	80	82,279
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	35	35,933
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	275	286,928
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	115	122,896
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	450	476,253
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGI)(c)	5.00%	10/01/2029	25	26,730
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB(a)	5.00%	03/15/2029	5	5,413
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB(a)	5.00%	02/15/2029	50	54,030
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	5.00%	10/01/2029	25	27,281
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	5.00%	10/01/2031	75	81,715
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	5.00%	10/01/2032	105	114,135
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	5.00%	10/01/2033	170	184,352
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	4.00%	10/01/2034	35	36,058
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(c)	4.00%	10/01/2035	10	10,255
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB(a)	5.00%	03/15/2029	115	123,935
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	70	75,531
New York (State of) Dormitory Authority, Series 2021, RB(a)	5.00%	03/15/2029	290	313,962
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(a)	5.00%	03/15/2029	40	43,305
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(c)	5.00%	10/01/2029	50	54,562
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB(a)	5.00%	03/15/2029	260	281,484
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB(a)	5.00%	03/15/2029	230	246,365
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2029	30	32,430
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(c)	5.00%	10/01/2029	15	16,369
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2029	55	60,030
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(c)	5.00%	10/01/2029	5	5,456
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2029	10	10,810
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(c)	5.00%	10/01/2029	20	21,825
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	385	412,934
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	355	371,095
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	85	90,665
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2029	40	43,578
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	95	101,981
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	35	37,993
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2031	135	146,074
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	$80	$86,490
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	230	247,447
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	35	37,123
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	165	172,428
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	5	5,151
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2029	5	5,359
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	260	264,632
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	515	552,297
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	400	408,187
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	55,511
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(c)	5.00%	11/15/2029	45	49,626
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(c)	5.00%	11/15/2029	165	181,962
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2029	15	15,727
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	125	134,318
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2029	10	10,795
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2029	105	113,346
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	140	151,200
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	97,081
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	199,827
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2029	15	16,347
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2031	55	60,048
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	08/15/2044	20	20,914
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds), Series 2019, RB	5.00%	02/15/2049	45	46,633
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2033	340	369,886
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2034	45	48,830
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2035	60	64,872
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2036	75	80,709
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	4.00%	06/15/2037	210	216,189
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	90	93,935
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2029	55	59,940
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2029	155	168,920
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	270	289,648
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	410	438,294
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	175	185,926
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2039	50	52,986
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	340	358,474
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	45	47,229
New York State Urban Development Corp., Series 2020 A, RB(a)	5.00%	03/15/2029	20	21,653
New York State Urban Development Corp., Series 2020, Ref. RB(a)	5.00%	03/15/2029	215	232,765
New York State Urban Development Corp., Series 2021, Ref. RB(a)	5.00%	03/15/2029	50	53,967
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2029	330	359,772
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB(a)	5.00%	03/15/2029	45	48,570
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	60	64,721
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2029	30	32,331
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	275	292,038
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	125	132,239
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2041	5	4,961
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	125	129,652
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	$75	$82,233
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	11/15/2029	110	120,739
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB	5.00%	03/15/2029	1,145	1,238,486
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	102,272
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	385	417,986
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2029	45	49,340
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2029	175	192,085
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2029	45	49,333
				37,896,645
North Carolina-1.65%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	100	106,317
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 A, Ref. RB	5.00%	01/15/2033	55	58,726
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2029	20	21,428
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2029	105	114,694
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2031	15	16,182
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2033	125	129,793
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2029	20	21,714
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	55	59,714
North Carolina (State of), Series 2021, RB	5.00%	03/01/2029	50	53,792
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2029	355	383,868
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	5.00%	05/01/2032	200	215,443
North Carolina (State of) (Build North Carolina Programs), Series 2019 A, RB	4.00%	05/01/2034	265	274,539
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2029	220	237,890
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2029	170	183,824
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2029	100	107,584
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	155	166,471
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	225	241,347
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2033	70	74,927
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	21,360
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2029	80	86,067
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2031	5	5,302
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB	5.00%	01/01/2040	25	25,852
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2032	510	541,988
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2034	5	5,290
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2035	15	15,832
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2036	50	52,627
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(c)	5.00%	01/01/2038	10	10,431
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2029	90	98,177
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	165	177,941
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2029	45	48,782
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2029	130	141,953
				3,699,855
Ohio-2.73%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	245	264,805
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2020 A, Ref. RB	5.00%	02/15/2029	30	32,111
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2029	5	5,352
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2029	70	77,067
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2029	10	10,001
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	53,432
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2029	85	91,861
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2029	80	87,153
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2029	10	10,894
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019, Ref. RB	5.00%	11/15/2037	150	155,934
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	4.00%	11/15/2036	40	40,857
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	110	119,432
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2032	85	92,093
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2033	20	21,631
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2034	120	129,387
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	$280	$300,871
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	225	240,783
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	110	117,264
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	159,377
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2039	35	37,058
Ohio (State of), Series 2019, RB	4.00%	01/01/2040	130	130,059
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	85	84,715
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	335	366,624
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2029	90	98,256
Ohio (State of), Series 2021, RB	5.00%	02/01/2029	100	107,459
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2029	75	80,931
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2029	30	32,577
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2029	55	60,210
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2029	85	88,943
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2029	35	37,415
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.), Series 2019 A, Ref. PCR	3.25%	09/01/2029	60	59,674
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2029	10	10,742
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	175	183,850
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	305	328,986
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2029	295	321,700
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2038	55	58,739
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	115	123,317
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2039	100	106,465
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	30	31,170
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	505	546,827
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2036	250	269,390
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	240	257,357
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2038	100	106,798
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	150	159,698
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	41,559
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2029	125	136,987
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2029	50	54,795
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	150	164,145
				6,096,751
Oklahoma-0.33%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	100	99,550
Canadian (County of), OK Educational Facilities Authority (Yukon Public Schools), Series 2023, RB	5.00%	09/01/2029	225	241,754
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2029	255	276,166
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2029	35	37,570
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2029	75	80,176
				735,216
Oregon-1.40%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	206,121
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	95	103,060
Multnomah County School District No. 1, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	95	103,060
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2034	20	21,451
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2044	105	108,515
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2029	35	37,930
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	124,075
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	215	231,145
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	435	471,413
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2035	140	150,844
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	210	225,427
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2037	45	48,073
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2038	45	47,896
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2039	15	15,921
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	$250	$262,332
Oregon (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	11/15/2029	220	240,782
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2029	90	96,942
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2031	30	32,683
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2033	265	287,070
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	145	156,661
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	5	5,309
Washington & Clackamas Counties School District No. 23J Tigar, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	25	26,503
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2039	15	15,862
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	100	105,206
				3,124,281
Pennsylvania-4.71%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	125	132,395
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	265	269,276
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	250,034
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2029	15	16,097
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2032	50	53,226
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	145	153,990
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2029	75	80,518
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2029	55	58,762
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2031	25	26,777
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	45	48,125
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2033	50	53,230
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	100	107,014
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	79,816
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	160	169,265
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2037	80	84,191
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2038	60	62,977
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2039	45	47,261
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2040	95	99,660
Delaware Valley Regional Finance Authority, Series 2022 D, RB	4.00%	03/01/2029	5	5,188
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	440	439,999
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2029	25	26,625
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	58,639
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	120	127,195
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, Ref. RB	4.10%	06/01/2029	275	283,858
North Allegheny School District, Series 2019, GO Bonds	4.00%	05/01/2044	200	197,480
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	310	335,275
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2029	290	315,578
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	260	282,932
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	745	808,557
Pennsylvania (Commonwealth of), Series 2020, GO Bonds	5.00%	05/01/2029	220	237,740
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2029	160	174,415
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2029	10	10,872
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2029	30	32,616
Pennsylvania (Commonwealth of), Series 2025 B, Ref. GO Bonds	5.00%	08/15/2029	15	16,308
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2031	$5	$5,409
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	130	140,179
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2006 B, RB, (INS - AGI)(c)	5.00%	06/01/2029	150	160,563
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2033	185	200,441
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2034	510	551,762
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2035	170	183,145
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2037	30	32,053
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2038	145	154,409
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2039	90	95,610
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	360	375,116
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	225	233,095
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	175	180,979
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	75	80,011
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	37,876
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2032	5	5,403
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	145	156,048
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	200	214,629
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	515	551,228
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	106,183
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2038	170	180,186
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	50	52,838
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	140	144,879
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	305	313,010
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2054	70	71,673
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(c)	5.00%	09/01/2029	5	5,435
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2029	5	5,394
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	199,261
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2032	140	150,450
Philadelphia School District (The), Series 2019 A, GO Bonds	4.00%	09/01/2037	165	167,743
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	235	240,629
Philadelphia School District (The), Series 2019 C, Ref. GO Bonds	5.00%	09/01/2033	60	64,068
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(c)	4.00%	09/01/2034	30	31,079
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2038	10	10,495
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019, Ref. RB	5.00%	06/01/2044	15	15,337
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2029	195	209,203
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, Ref. RB	5.00%	02/15/2029	60	64,449
				10,536,159
Rhode Island-0.24%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	490	531,937
South Carolina-0.33%
Columbia (City of), SC, Series 2019 A, RB(a)(b)	5.00%	02/01/2029	145	156,044
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2029	30	32,363
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	135	135,000
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	250	272,523
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	132,921
				728,851
Tennessee-0.31%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	135	143,215
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2029	15	16,100
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2029	325	348,826
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 B, Ref. RB	5.00%	05/15/2029	70	75,731
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2029	$80	$85,339
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	20	21,674
				690,885
Texas-7.54%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2029	95	101,927
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	40	43,019
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	103,059
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	240,707
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2029	70	76,254
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	102,546
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	85	92,368
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2029	95	103,319
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2031	80	86,663
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	65	70,256
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	115	124,021
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2034	10	10,768
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	60	63,777
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	80	84,776
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	185	201,199
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2029	110	119,632
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2029	95	103,319
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	185	200,408
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2032	105	113,568
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	75	80,965
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	105	108,766
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2035	95	97,970
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2036	45	46,171
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	75	80,373
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	65	69,885
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	10	10,752
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	55	59,095
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	50	53,723
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	95	101,881
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	230	246,292
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2034	10	10,291
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	10,649
Cypress-Fairbanks Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	150	161,033
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	255	273,757
Dallas & Fort Worth (Cities of), TX, Series 2023 B, Ref. RB	5.00%	11/01/2029	340	370,216
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	80	87,110
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2029	60	65,332
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2029	20	21,777
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2029	50	54,444
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2029	100	107,419
Dallas (City of), TX, Series 2024 A, GO Bonds	5.00%	02/15/2029	5	5,371
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2029	80	85,936
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2029	75	80,565
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2029	$100	$107,419
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(c)	5.25%	12/01/2029	10	10,986
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	38,119
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2031	35	38,041
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2032	60	65,078
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2033	95	102,667
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	340	366,372
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	80	83,044
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	40	41,433
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	45	46,525
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	160	172,076
Dallas (City of), TX Independent School District, Series 2025 C, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	50	53,774
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	79,441
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	48,890
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	79,672
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	153,402
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	15	16,132
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(c)	5.00%	11/15/2029	35	37,799
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2029	50	54,175
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2029	20	21,677
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2024 A, RB	5.00%	05/15/2029	60	63,590
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2029	230	249,317
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2029	130	140,624
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2029	15	15,847
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	55	58,106
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	270	289,951
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2031	65	69,710
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	95	101,780
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	30,838
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2029	35	38,154
Houston (City of), TX, Series 2025, GO Bonds	5.00%	03/01/2029	35	37,586
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	90	95,641
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	100	107,419
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	35	37,619
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	5	5,421
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	120	123,337
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2036	240	245,730
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	65	66,263
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	135	146,821
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2034	50	53,305
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2035	20	21,247
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, RB	5.00%	05/15/2044	560	573,053
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	50	53,699
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2031	500	536,251
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	65	69,613
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	264,447
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	$35	$37,314
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	500	531,168
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	15	16,110
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2029	20	21,548
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(c)	5.00%	05/15/2029	10	10,774
Matagorda County Navigation District No. 1 (Central Power And Light Co.), Series 2001, Ref. RB	2.60%	11/01/2029	370	357,329
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	91,225
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	230	248,821
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	60	65,158
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	175	183,631
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2029	35	37,437
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	140	142,728
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2029	20	21,405
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2029	35	37,943
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2029	10	10,926
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	220	238,340
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2029	10	10,848
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	215	220,613
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2029	15	16,103
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	40	42,866
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	155	167,644
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	155	168,134
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	120	125,100
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2044	30	30,664
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	55	55,964
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2029	70	76,016
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	235	254,145
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	130	140,184
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	25,995
San Antonio (City of), TX Water System, Series 2019 C, Ref. RB	5.00%	05/15/2034	285	307,736
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2029	10	10,759
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	20	20,632
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	180	192,061
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2033	70	74,412
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2034	200	211,865
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2035	145	153,044
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2036	100	105,082
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	90,991
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2029	35	37,790
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	185	201,645
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	255	277,407
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	128,031
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	108,631
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	55	59,747
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	85	92,733
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2029	100	108,119
Texas Private Activity Bond Surface Transportation Corp., Series 2019, Ref. RB	5.00%	12/31/2031	55	58,998
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	155	165,848
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	135	144,033
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	247,884
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	$35	$37,107
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2036	95	100,297
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2029	10	10,751
Texas Transportation Commission State Highway No. 249, Series 2019, RB	5.00%	08/01/2057	25	25,372
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2034	25	26,692
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2035	255	271,730
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2038	205	216,534
Travis (County of), TX, Series 2019 A, Ctfs. of Obligations	5.00%	03/01/2039	15	15,793
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2032	110	117,992
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligations	5.00%	03/01/2037	30	31,767
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	100	108,412
Webb (County of), TX, Series 2020, Ctfs. Of Obligations	4.00%	02/15/2045	15	14,331
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2033	260	267,834
				16,871,643
Utah-0.42%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(c)	5.50%	04/01/2029	100	104,804
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	90	97,022
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2029	75	80,852
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2029	150	162,728
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	140	150,510
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2030	50	53,742
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2031	70	75,209
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2032	55	58,982
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(c)	5.25%	06/15/2029	70	75,237
Utah State Building Ownership Authority, Series 2024, Ref. RB	5.00%	05/15/2029	70	75,683
				934,769
Vermont-0.08%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	175	179,469
Virginia-1.09%
Arlington (County of), VA, Series 2016 B, Ref. GO Bonds	2.50%	08/15/2029	25	24,454
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	29,509
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	175	191,101
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2029	95	102,451
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	65	67,705
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	130	140,323
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2029	90	96,798
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2031	110	118,383
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	205	220,485
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	405	425,892
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	60	64,532
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2029	190	204,352
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2029	20	21,511
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2029	25	26,888
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2029	15	16,133
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	60	65,223
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	390	423,948
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2029	$10	$10,871
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2029	165	178,624
				2,429,183
Washington-3.43%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2029	160	175,282
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	80	85,822
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	390	415,164
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2036	290	309,913
Energy Northwest (Columbia Generating Station), Series 2019, Ref. RB	5.00%	07/01/2038	120	127,278
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	135	142,202
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	30	31,554
North Thurston Public Schools, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	16,403
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	95	101,330
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2029	125	135,972
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	280	305,290
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	90	96,617
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	175	187,287
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	95	101,330
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	330	347,041
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	110	119,736
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	65	70,555
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	80	85,979
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	95	101,742
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2037	45	48,025
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	222,593
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	349,722
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	325	336,262
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2029	70	75,376
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2031	135	145,118
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2032	70	75,128
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2033	95	101,752
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2034	55	58,777
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	245	261,291
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2036	280	297,693
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	55	58,297
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2038	10	10,567
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2039	5	5,268
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	65	70,399
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	200	216,063
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	100	107,792
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	50	53,178
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	5	5,246
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	10	10,392
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2029	75	80,760
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2029	140	151,852
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2029	225	244,481
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2029	85	91,528
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2029	35	38,098
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2029	70	76,061
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2029	55	59,224
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2029	85	92,524
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2029	195	211,883
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	40	43,540
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2029	$110	$119,736
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2029	40	43,072
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2029	380	409,185
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2029	135	146,949
Washington (State of) (Bid Group 2), Series R-2022C, Ref. GO Bonds	4.00%	07/01/2029	115	120,794
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2029	265	288,456
				7,683,579
West Virginia-0.51%
West Virginia (State of) (Bid Group 1), Series 2019, GO Bonds	5.00%	12/01/2036	275	293,607
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	270	283,978
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2041	185	193,770
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	25	26,185
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	120	124,617
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	25	25,874
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	125	117,805
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2019, Ref. RB	5.00%	09/01/2039	65	66,599
				1,132,435
Wisconsin-0.64%
Fond Du Lac (County of), WI, Series 2019 A, GO Notes	3.00%	03/01/2029	140	140,069
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	150	162,454
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2029	135	146,208
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	175	189,529
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2029	35	37,906
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2029	85	92,057
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2029	180	194,945
Wisconsin (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2029	55	59,566
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	105	114,053
Wisconsin (State of) Department of Transportation, Series 2025, Ref. RB	5.00%	07/01/2029	25	27,156
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	255	276,583
				1,440,526
TOTAL INVESTMENTS IN SECURITIES(d)-97.73% (Cost $218,111,488)				218,623,784
OTHER ASSETS LESS LIABILITIES-2.27%				5,075,698
NET ASSETS-100.00%				$223,699,482

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.91%
Alabama-1.19%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2030	$75	$83,499
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2030	45	50,168
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2032	205	227,511
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	360	398,154
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	370	408,115
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	200	219,227
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	225	232,074
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	355	384,091
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	270	289,712
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2030	10	11,034
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.00%	06/01/2030	50	54,745
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2030	95	103,985
				2,462,315
Alaska-0.04%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	70	77,696
Arizona-1.18%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2030	130	144,039
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	260	284,302
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	50	55,514
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2024 D, Ref. RB	5.00%	12/01/2030	75	82,096
Maricopa (County of), AZ Industrial Development Authority (Creighton University), Series 2020, RB	5.00%	07/01/2047	105	107,225
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	22,051
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2030	70	77,656
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2030	25	25,003
Mesa (City of), AZ, Series 2020, Ref. RB	4.00%	07/01/2034	100	103,932
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	250	266,446
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	172,158
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	150	156,508
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	315	341,931
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	385	414,201
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2030	125	137,285
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	15	16,108
University of Arizona Board of Regents, Series 2025, Ref. RB	5.00%	07/01/2030	20	22,114
				2,428,569
California-16.86%
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2032	265	295,851
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2024 A, GO Bonds	5.00%	10/01/2033	220	244,767
Bay Area Toll Authority, Series 2025, Ref. RB	5.00%	04/01/2030	25	28,000
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2030	245	274,400
California (State of), Series 2015, Ref. GO Bonds	3.50%	12/01/2030	75	75,019
California (State of), Series 2019, GO Bonds	5.00%	04/01/2030	45	48,788
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	200	219,354
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	300	332,453
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	10	10,842
California (State of), Series 2020 B, GO Bonds	5.00%	11/01/2034	395	439,149
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	95	105,079
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	15	16,591
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	100	110,439
California (State of), Series 2020, GO Bonds	5.00%	11/01/2032	115	128,529
California (State of), Series 2020, GO Bonds	5.00%	03/01/2033	75	82,605
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	240	263,781
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	255	280,267
California (State of), Series 2020, GO Bonds	4.00%	11/01/2034	290	306,623
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	30	32,958
California (State of), Series 2020, GO Bonds	5.00%	03/01/2035	780	856,900
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	25	26,230
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	5.00%	11/01/2035	$40	$44,387
California (State of), Series 2020, GO Bonds	4.00%	03/01/2036	570	592,902
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	03/01/2030	15	15,982
California (State of), Series 2020, Ref. GO Bonds(b)(c)	5.00%	03/01/2030	15	16,585
California (State of), Series 2020, Ref. GO Bonds(b)(c)	5.00%	03/01/2030	10	11,057
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	95	101,496
California (State of), Series 2020, Ref. GO Bonds(b)(c)	4.00%	11/01/2030	5	5,380
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	325	364,884
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	65	71,785
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	450	496,976
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2032	245	273,823
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	130	143,182
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	65	71,591
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2036	295	307,543
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2039	15	15,394
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	30	30,608
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2030	25	28,016
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	335	375,412
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	5	5,621
California (State of), Series 2021, GO Bonds	5.00%	12/01/2034	295	328,424
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	250	277,752
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	180	198,880
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	55	58,380
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	130	145,412
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	575	646,755
California (State of), Series 2022, GO Bonds	5.00%	04/01/2030	195	216,094
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2030	55	61,520
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2030	425	477,156
California (State of), Series 2023, GO Bonds	5.00%	10/01/2030	30	33,619
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	40	44,742
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	105	117,448
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	90	100,670
California (State of), Series 2024, GO Bonds	5.00%	09/01/2030	15	16,778
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	55	61,406
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2030	15	16,747
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2030	20	22,371
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2030	10	11,061
California (State of) (Bid Group B), Series 2020, GO Bonds	5.00%	11/01/2036	175	193,146
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	45	51,368
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	135	153,413
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2034	195	220,316
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	385	431,959
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	410	465,721
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	60	68,491
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2030	50	57,076
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2030	20	22,830
California (State of) Enterprise Development Authority (Crystal Springs Uplands School), Series 2025, RB	5.00%	06/01/2030	25	27,607
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	75	82,169
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	65,568
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2035	25	25,714
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2037	75	76,425
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2038	150	152,187
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	400	374,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group) (Green Bonds), Series 2020, RB	5.00%	11/01/2030	$350	$398,358
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	45	51,112
California (State of) Infrastructure & Economic Development Bank(Segerstorm Center for The Arts), Series 2023, Ref. RB	5.00%	07/01/2030	480	530,740
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024, Ref. RB	5.00%	08/01/2030	5	5,608
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	70	78,154
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2030	55	61,406
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	245	269,130
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2030	40	44,992
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2030	80	89,484
California State University, Series 2020 C, RB	4.00%	11/01/2051	25	23,913
Cambrian School District, Series 2022, GO Bonds	4.00%	08/01/2052	25	23,704
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	445	459,553
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	50	52,422
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2030	90	101,507
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2030	20	22,557
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	40	45,131
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	130	143,839
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2046	25	24,343
Long Beach (City of), CA, Series 2020 B, Ref. RB	5.00%	05/15/2032	5	5,586
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	55	61,390
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2030	85	95,868
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2033	45	50,122
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	205	227,687
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2035	30	31,320
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	305	316,995
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	310	326,843
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	10	10,132
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	25	27,663
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	440	464,528
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	220	231,510
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	250,735
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	85	88,755
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	55	58,400
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	80	84,460
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	35	36,179
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	25,585
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2033	60	65,349
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	365	396,597
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2036	190	204,522
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	425	456,657
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	15	16,001
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	140	148,654
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	15	15,836
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	230	242,033
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2030	100	109,708
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2030	575	630,820
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2030	20	21,942
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2030	180	197,474
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2030	55	61,981
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2030	5	5,635
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	260	273,851
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	305	318,745
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	315	347,841
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	165	171,277
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	430	472,639
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2030	$90	$101,177
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	190	212,956
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	215	240,257
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	210	233,723
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2035	200	221,841
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2030	45	50,817
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	157,543
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	35	39,623
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2030	165	186,794
Los Angeles Community College District (Election of 2016), Series 2024 E, GO Bonds	5.00%	08/01/2030	80	90,567
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	120	131,987
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	285	320,624
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2033	75	84,115
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	45,152
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	40	42,559
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2033	25	26,472
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2035	60	62,805
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	30	30,777
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	15	15,342
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	20	19,982
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2030	40	45,152
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	415	466,874
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	380	426,183
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	965	1,073,147
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	35	36,315
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	20	20,518
Los Angeles Unified School District, Series 2020, GO Bonds	4.00%	07/01/2037	25	25,762
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	90	101,592
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2030	135	152,388
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2030	255	287,844
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2030	145	163,676
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2030	75	84,743
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2030	30	33,864
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2038	70	76,945
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	200	218,918
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	215	233,887
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2044	105	111,211
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	5	5,209
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2030	110	123,757
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2030	25	27,348
Oxnard Union High School District, Series 2025, GO Bonds	6.00%	02/01/2030	10	11,542
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	185	204,797
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	80	88,353
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2035	75	83,569
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2036	290	321,204
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2037	240	264,546
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	50	54,777
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	120	124,993
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	120	127,535
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2030	15	17,077
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2041	35	37,795
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	311,556
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2030	25	28,461
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2030	110	125,048
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	120	125,806
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2030	15	16,886
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Transportation Commission (Green Bonds), Series 2020 A, Ref. RB	4.00%	04/01/2048	$30	$29,262
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2030	50	56,161
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2030	85	95,473
San Diego Community College District, Series 2024, GO Bonds	5.00%	08/01/2030	65	73,554
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2036	65	68,351
San Diego Unified School District (Green Bonds), Series 2022 F-2, GO Bonds	5.00%	07/01/2030	120	135,849
San Francisco (City & County of), CA, Series 2022-R1, Ref. GO Bonds	5.00%	06/15/2030	95	107,250
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2030	45	50,803
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2030	15	16,310
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020, Ref. RB	4.00%	05/01/2038	160	164,184
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020-B, Ref. RB	4.00%	05/01/2037	110	113,373
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2030	100	113,967
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2045	80	84,436
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	290,362
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2030	50	56,865
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	210	210,635
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2030	10	11,326
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	65	70,210
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2041	170	181,376
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	104,664
Santa Clara (County of), CA, Series 2022 D, Ref. GO Bonds	5.00%	08/01/2030	5	5,656
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2030	45	50,479
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2033	55	61,826
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	225	251,799
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2035	35	38,977
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	125	134,997
Southern California Public Power Authority (Windy), Series 2023 B, Ref. RB	5.00%	07/01/2030	100	110,297
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	70	70,659
Turlock (City of), CA Irrigation District, Series 2019, Ref. RB	5.00%	01/01/2044	25	26,079
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	375	397,445
Union Sanitary District Financing Authority, Series 2025 A, RB	5.00%	03/15/2030	245	274,650
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2032	165	184,842
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2033	220	245,634
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2034	25	27,800
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2035	105	116,286
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2036	110	120,897
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2037	10	10,400
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	380	412,933
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	220	238,163
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	15	15,365
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	50	53,588
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	350	370,673
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2030	90	100,984
University of California, Series 2025, Ref. RB	5.00%	05/15/2030	20	22,441
				34,783,399
Colorado-1.88%
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	65	70,309
Arapahoe County School District No. 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2039	30	32,324
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	80	89,244
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2032	55	60,829
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	110	121,333
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2034	100	104,522
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2035	45	46,700
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2037	5	5,140
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	170	189,644
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2030	55	61,698
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2030	$75	$80,125
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019, Ref. RB	5.00%	08/01/2030	55	58,759
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	230	247,740
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2030	30	32,704
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2032	40	43,438
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2035	10	10,237
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	60	61,011
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 B, Ref. RB	4.00%	01/01/2040	305	305,753
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	257,416
Colorado Springs (City of), CO, Series 2022 A, Ref. RB	5.00%	11/15/2030	15	16,796
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	275	304,914
Denver (City & County of), CO, Series 2020 A-1, Ref. RB	5.00%	11/15/2032	60	66,365
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	220	245,008
Denver (City & County of), CO, Series 2022 C, RB	5.00%	11/15/2030	5	5,571
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2030	15	16,677
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2032	25	27,832
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2033	250	277,582
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	230	255,034
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2037	25	25,900
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	50	54,184
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	25	26,977
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	55	60,234
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	75	81,306
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	115	121,687
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2033	135	141,752
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2034	15	15,678
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2035	60	62,437
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	50	51,715
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	20	20,542
University of Colorado, Series 2024 A, Ref. RB	5.00%	10/01/2030	60	66,976
University of Colorado, Series 2025 B, Ref. RB	5.00%	06/01/2030	40	44,332
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	10	9,699
				3,878,124
Connecticut-2.45%
Connecticut (State of), Series 2016 A, GO Bonds	3.00%	03/15/2030	45	45,022
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	35	37,799
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2030	95	104,151
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2032	120	131,372
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2033	35	36,519
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2034	165	171,596
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2035	70	72,644
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2036	30	31,010
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2037	25	25,729
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	35	35,844
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	10	10,615
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	185	202,198
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	370	397,575
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2030	95	100,681
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	50	52,536
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	410	428,789
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	75	77,946
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	365	402,666
Connecticut (State of), Series 2020, RB	5.00%	05/01/2032	215	236,565
Connecticut (State of), Series 2020, RB	5.00%	05/01/2033	195	213,770
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	130	140,326
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	15	15,982
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	50	52,730
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2030	130	143,415
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2030	90	100,336
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2030	20	21,092
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2030	$60	$66,425
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	270	300,201
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	40	44,630
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2030	110	122,733
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2030	40	44,283
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2030	20	22,180
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2030	250	276,769
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2030	95	104,151
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2030	85	94,102
Connecticut (State of), Series 2024 B, Ref. RB	5.00%	07/01/2030	105	116,243
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2030	75	83,321
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2030	20	22,315
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2030	25	27,920
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2030	40	42,392
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2030	100	110,798
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2030	5	5,496
Connecticut (State of) (Transportation Infrastructure), Series 2020, RB	5.00%	05/01/2035	35	38,148
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2038	100	99,407
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2020 A, RB	4.00%	07/01/2039	25	24,764
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2030	100	109,883
				5,045,069
Delaware-0.66%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	275,183
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	105,781
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2033	10	10,543
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	275	304,957
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	80	80,488
Delaware (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2033	50	55,158
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	275	305,201
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2032	60	66,366
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2032	45	49,574
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2033	50	54,740
Delaware (State of) Transportation Authority (Garvee), Series 2020, Ref. RB	5.00%	09/01/2034	40	43,676
				1,351,667
District of Columbia-2.05%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	65	70,668
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	20	21,792
District of Columbia, Series 2020 A, RB	5.00%	03/01/2030	50	54,922
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	219,266
District of Columbia, Series 2020 A, RB	5.00%	03/01/2033	125	136,670
District of Columbia, Series 2020 A, RB	5.00%	03/01/2034	250	272,663
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	75	81,565
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	211,048
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	183,186
District of Columbia, Series 2020 A, RB	5.00%	03/01/2038	290	310,539
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	100	106,682
District of Columbia, Series 2020 A, RB	5.00%	03/01/2040	10	10,598
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	120	133,431
District of Columbia, Series 2020 C, RB	5.00%	05/01/2033	125	137,032
District of Columbia, Series 2020 C, RB	5.00%	05/01/2034	65	71,083
District of Columbia, Series 2020 C, RB	5.00%	05/01/2035	220	239,788
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	35	37,958
District of Columbia, Series 2020 C, RB	5.00%	05/01/2037	60	64,777
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	25	25,454
District of Columbia, Series 2020 C, RB	4.00%	05/01/2040	10	10,014
District of Columbia, Series 2020, RB	5.00%	12/01/2030	60	65,411
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2030	$20	$22,316
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2030	20	21,892
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	110	121,469
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2030	45	49,863
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2030	60	66,716
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2030	10	11,158
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2030	35	38,699
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2032	55	60,572
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2033	80	87,576
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2034	20	21,836
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	108,780
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2036	65	70,334
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2037	530	570,943
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	105	112,201
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	385	398,245
				4,227,147
Florida-3.19%
Brevard County School District, Series 2024 A, Ref. COP	5.00%	07/01/2030	115	126,738
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2030	160	175,388
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2032	205	224,370
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	190	207,521
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2034	155	168,932
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	215	237,629
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2030	40	44,174
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2030	25	27,529
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2032	205	223,963
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	290	315,466
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2034	265	287,161
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	220	237,447
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	282	312,034
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	70	77,518
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	135	149,439
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2030	70	77,518
Florida (State of) (Capital Outlay), Series 2015 E, Ref. GO Bonds	3.00%	06/01/2030	60	60,001
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	115	127,788
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	350	350,040
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2030	5	5,550
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	185	201,266
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	124,434
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2030	110	121,889
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2030	5	5,552
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	60	60,005
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2036	90	93,320
Miami-Dade (County of), FL, Series 2016, GO Bonds	4.00%	07/01/2037	65	66,837
Miami-Dade (County of), FL, Series 2020 A, RB	5.00%	07/01/2043	90	94,189
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2032	150	164,674
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2033	45	49,237
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	215	221,651
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2037	10	10,282
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	255	282,561
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2030	80	88,647
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	360	370,418
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2030	30	33,199
Palm Beach (County of), FL School Board, Series 2025 A, Ref. COP	5.00%	08/01/2030	30	33,214
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	130	141,568
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	180	195,666
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2033	120	131,556
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2034	170	185,803
Pasco (County of), FL School Board, Series 2020 C, COP, (INS - AGI)(a)	5.00%	08/01/2035	120	130,547
Sarasota (County of), FL, Series 2020 A, RB	5.00%	10/01/2045	5	5,219
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	$225	$235,087
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2050	90	93,379
Tampa Bay (City of), FL Water, Series 2025, Ref. RB	5.00%	10/01/2030	5	5,586
				6,581,992
Georgia-1.86%
Atlanta (City of), GA, Series 2004, RB, (INS - AGI)(a)	5.75%	11/01/2030	120	137,801
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2030	45	50,124
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2030	105	116,243
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	40	44,573
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2030	15	16,534
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	160	174,464
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2033	155	168,547
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2024, RB	5.00%	10/15/2030	235	258,795
Georgia (State of), Series 2015 A, GO Bonds	3.00%	02/01/2030	95	95,010
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	80	89,006
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2030	15	16,689
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	85	89,901
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	4.00%	08/01/2034	60	62,858
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	220	245,213
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	90	99,730
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	95	98,847
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	30	33,377
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	132,552
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	215	239,204
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	59,858
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	85	94,179
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	45	49,692
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2032	135	148,330
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2030	95	104,684
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	25	26,619
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2030	85	94,413
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2030	80	88,686
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	55	60,668
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	410	450,781
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2034	110	120,571
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	290	299,322
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2037	10	10,198
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2038	30	30,359
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	10	10,093
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2040	25	25,088
				3,843,009
Hawaii-0.61%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	60	64,375
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	128,657
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2030	500	552,854
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2032	35	38,411
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2033	45	49,235
Hawaii (State of), Series 2020 D, Ref. RB	4.00%	07/01/2035	5	5,166
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2030	25	27,723
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	105	115,470
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	190	208,946
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2030	65	71,564
				1,262,401
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.12%
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2030	$110	$121,814
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2030	115	127,352
				249,166
Illinois-4.99%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	170	177,063
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	310	336,070
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	200	215,934
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	340	346,544
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2035	245	263,893
Chicago (City of), IL (O’Hare International Airport), Series 2020 B, Ref. RB	5.00%	01/01/2032	45	48,849
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2030	115	125,274
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	70	78,035
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2032	260	285,056
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	450	491,656
Cook (County of), IL, Series 2021 A, Ref. RB	5.00%	11/15/2038	80	85,783
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2030	65	65,056
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2030	260	283,998
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2037	25	24,899
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	5	5,361
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	470	502,292
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	520	548,077
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2030	60	64,900
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	205	224,416
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2030	45	48,750
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	110	119,165
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2030	210	228,130
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2030	235	257,715
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2030	70	76,043
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2030	205	223,308
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2030	150	163,273
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2030	190	206,404
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2030	230	248,819
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2030	75	81,637
Illinois (State of), Series 2025 B, GO Bonds	5.00%	09/01/2030	105	114,685
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	120	126,093
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008, Ref. RB	4.00%	11/01/2030	270	276,552
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008, Ref. RB	4.00%	11/01/2030	5	5,122
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	115	127,156
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2030	10	11,057
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	225	245,764
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	110	119,886
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	5.00%	08/15/2035	445	482,285
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2030	65	71,217
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2025, Ref. RB	5.00%	04/01/2030	20	21,913
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	180	183,417
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	33,227
Illinois (State of) Sports Facilities Authority (The), Series 2019, Ref. RB, (INS - BAM)(a)	5.00%	06/15/2030	75	79,901
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2030	265	282,374
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	130	142,194
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	455	497,678
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2030	40	43,752
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	104,145
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2030	175	188,735
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2036	30	31,492
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2037	30	31,791
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	593,167
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2037	225	236,146
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2038	$90	$94,069
Sales Tax Securitization Corp. (Social Bonds), Series 2023 A, Ref. RB	4.00%	01/01/2042	10	10,004
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2030	85	92,083
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	213,231
				10,285,536
Indiana-0.62%
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2030	225	250,075
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	280	307,958
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	90	94,622
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	100	104,022
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 A, RB	4.25%	11/01/2030	55	56,773
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2012 B, RB	3.00%	11/01/2030	280	273,728
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	160	173,138
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	15	16,401
				1,276,717
Iowa-0.23%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2030	100	107,983
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2038	205	221,242
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2044	120	125,090
Iowa (State of) Finance Authority (Green Bonds), Series 2020 A, RB	5.00%	08/01/2049	15	15,614
				469,929
Kansas-0.03%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2030	25	27,785
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2030	40	44,457
				72,242
Kentucky-0.26%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 B, Ref. RB	5.00%	11/01/2030	55	60,914
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2030	150	165,853
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2030	50	54,739
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2024, Ref. RB	5.00%	07/01/2030	110	121,377
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	130	133,393
				536,276
Louisiana-0.73%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	110	118,267
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2035	65	70,609
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2036	150	162,250
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2037	10	10,787
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2039	85	90,767
Louisiana (State of), Series 2020 A, GO Bonds	5.00%	03/01/2040	10	10,639
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2030	85	93,381
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2030	105	116,948
Louisiana (State of), Series 2025 B, RB	5.00%	05/01/2030	10	11,045
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2030	160	177,600
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC), Series 2021, Ref. RB	2.00%	06/01/2030	390	362,376
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	270	277,782
				1,502,451
Maine-0.01%
Maine (State of) Turnpike Authority, Series 2020, RB	5.00%	07/01/2050	15	15,473
Maryland-2.73%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	102,424
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	125	129,668
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2037	35	36,146
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2038	10	10,275
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2030	270	291,267
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Series 2015 A, GO Bonds	3.00%	03/01/2030	$140	$140,006
Maryland (State of), Series 2015 A, GO Bonds	3.25%	08/01/2030	60	60,007
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2030	165	183,447
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	305	337,264
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	195	214,586
Maryland (State of), Series 2020, GO Bonds	4.00%	03/15/2034	25	26,154
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2030	105	116,324
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	120	133,416
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	195	215,040
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2030	160	176,294
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2030	10	11,028
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2030	55	60,932
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	300	326,119
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2032	150	164,814
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	240	262,568
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	274,004
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	4.00%	03/15/2035	20	20,863
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	215	234,649
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	235	261,869
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2032	40	44,352
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	210	232,067
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2034	75	82,585
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	350	367,304
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2033	25	27,522
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	10/01/2035	25	27,411
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	75	83,202
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2030	20	22,187
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2030	135	149,764
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2032	15	16,564
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2034	65	71,358
Maryland Water Infrastructure Financing Administration Bay Restoration Fund, Series 2015, RB	3.00%	03/01/2030	25	24,821
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2030	40	42,519
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	110	117,312
Montgomery (County of), MD (Consolidated Public Improvement), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	65	72,419
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	270	292,737
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2030	20	22,215
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2030	95	105,520
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	30	30,060
				5,621,083
Massachusetts-4.20%
Massachusetts (Commonwealth of), Series 2004 A, Ref. GO Bonds, (INS - AMBAC)(a)	5.50%	08/01/2030	440	491,932
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	45	49,977
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2030	150	166,680
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2030	60	66,913
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	170	182,715
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2030	55	60,894
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2030	90	98,182
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2032	65	68,367
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	4.00%	03/01/2033	25	26,182
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2032	30	33,183
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2033	25	27,568
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2034	80	87,970
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2030	500	555,599
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2036	260	283,579
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2037	110	119,414
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2038	135	145,911
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2040	475	508,097
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	74,450
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	610	633,643
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	450	464,275
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2034	$85	$88,757
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2035	295	305,951
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2036	20	20,620
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2037	10	10,239
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2040	5	5,041
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2030	55	61,560
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	94,541
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2033	215	238,309
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	435	452,971
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	580	597,562
Massachusetts (Commonwealth of), Series 2021 A, Ref. GO Bonds	5.00%	09/01/2030	30	33,456
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2030	280	312,260
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2046	5	5,169
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2030	5	5,586
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2030	75	83,037
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2030	220	242,685
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2030	5	5,536
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2030	35	39,174
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2030	25	28,032
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	109,617
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	35,836
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	210	227,637
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2030	35	39,021
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2030	120	134,749
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	205	230,765
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	25	27,803
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2034	85	93,352
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2030	10	10,966
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2020 A-2, Ref. RB	5.00%	07/01/2037	95	101,519
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College), Series 2000, RB	5.50%	06/01/2030	20	22,364
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	168,713
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2030	15	16,543
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	261,007
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	118,443
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2030	65	69,982
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2030	95	107,154
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	100	103,038
				8,654,526
Michigan-1.28%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2030	290	320,892
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	100	110,525
Michigan (State of), Series 2018, GO Bonds	3.00%	05/01/2030	80	80,101
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	155	172,051
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	720	796,046
Michigan (State of), Series 2020, RB	5.00%	11/15/2030	235	263,366
Michigan (State of), Series 2020, RB	5.00%	11/15/2034	55	60,595
Michigan (State of), Series 2020, RB	5.00%	11/15/2035	60	65,711
Michigan (State of), Series 2023, RB	5.00%	11/15/2030	105	117,674
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	5.00%	10/15/2030	165	184,018
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	04/15/2030	50	55,151
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2030	35	38,347
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB(b)(c)	5.00%	05/15/2030	65	71,333
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	170	173,293
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2045	$40	$41,454
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	98,264
				2,648,821
Minnesota-1.00%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2030	10	10,902
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	10	10,906
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2030	115	128,072
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	45	49,811
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2034	40	44,154
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	54,990
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2036	85	93,035
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	35	37,963
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	150,296
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	295	329,129
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2030	60	66,942
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	145	159,643
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	220	245,008
Minnesota (State of), Series 2023, COP	5.00%	11/01/2030	130	145,185
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2030	45	50,115
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2030	5	5,568
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2030	100	111,367
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2030	95	104,755
Minnesota (State of) Public Facilities Authority, Series 2023 B, Ref. RB	5.00%	03/01/2030	245	270,158
				2,067,999
Mississippi-0.05%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	75	76,956
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	30	30,627
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2030	5	5,467
				113,050
Missouri-0.67%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	460	513,280
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2030	20	22,316
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	165	172,014
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2030	25	27,448
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	220	238,742
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	105	115,882
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2030	10	11,093
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2030	245	275,376
				1,376,151
Nebraska-0.34%
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2030	5	5,365
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	673,320
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2030	30	32,753
				711,438
Nevada-0.44%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	140	154,927
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2030	20	21,170
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2030	60	64,806
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2030	50	54,005
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	105	113,411
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2030	20	22,096
Clark County School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	06/15/2040	50	50,349
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2030	15	16,523
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2030	15	16,523
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2030	$250	$276,851
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	100	110,540
				901,201
New Jersey-1.93%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	540	572,055
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	665	629,053
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	3.38%	07/01/2030	200	197,549
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	30	32,574
New Jersey (State of) Educational Facilities Authority, Series 2024 A, GO Bonds	5.00%	03/01/2030	235	260,033
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2030	90	98,922
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2035	250	272,700
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	10,257
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2036	155	168,186
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2037	10	10,793
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	15	16,025
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	730	755,719
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2030	160	175,862
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	195	214,331
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2030	125	137,392
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2030	160	175,862
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2030	35	38,649
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	114,721
South Jersey Transportation Authority, Series 2020 A, RB, (INS - BAM)(a)	5.00%	11/01/2041	100	105,432
				3,986,115
New Mexico-0.68%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2030	75	82,447
New Mexico (State of), Series 2025, GO Bonds	5.00%	03/01/2032	75	82,090
New Mexico (State of), Series 2025, GO Bonds	5.00%	03/01/2034	15	16,330
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	270	299,369
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	140	154,799
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	155	171,385
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2030	25	27,643
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2032	455	500,904
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2033	15	16,445
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2034	10	10,936
New Mexico (State of) Severance Tax Permanent Fund, Series 2025 A, RB	5.00%	07/01/2035	40	43,584
				1,405,932
New York-21.56%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	20	22,554
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2030	65	71,962
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	100	109,656
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2035	40	43,649
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	45	48,825
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	340	367,393
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	4.00%	09/01/2039	70	71,138
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2030	80	89,217
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	10	9,903
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	25	24,461
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,200	1,235,006
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	5	5,160
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	125	128,491
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2030	295	325,527
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	230	252,161
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	175	191,194
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2030	200	220,696
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2030	95	104,831
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	70	72,393
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	3.25%	12/15/2030	$80	$80,019
New York & New Jersey (States of) Port Authority, Series 2012, RB	3.00%	12/01/2030	45	45,004
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	35	35,559
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	5.00%	07/15/2030	15	16,689
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2030	15	16,780
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2030	10	11,004
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2030	35	39,049
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	37,537
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	130	141,343
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2032	105	116,022
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	150	165,230
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	330	362,551
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	275	301,261
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2036	90	92,778
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	120	123,234
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2038	10	10,233
New York (City of), NY, Series 2005-1, GO Bonds	5.00%	09/01/2030	40	44,080
New York (City of), NY, Series 2011, GO Bonds	4.00%	08/01/2035	20	20,512
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2030	90	97,368
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	280	308,058
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2032	90	98,856
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2033	70	76,581
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	5	5,165
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2030	50	55,279
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	250	275,631
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	375	411,898
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2033	245	268,032
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2034	195	212,564
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	180	195,304
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	30	30,493
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	215	229,500
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	70	73,090
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	170	176,397
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	795	874,665
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2032	140	153,775
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	510	557,944
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2034	65	70,855
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2036	45	48,619
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	535	544,070
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2037	80	85,678
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	35	37,225
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2039	20	21,208
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	105	108,627
New York (City of), NY, Series 2021 C, GO Bonds	5.00%	08/01/2030	475	522,599
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	70	76,515
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2030	70	77,015
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	95	104,520
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	35	38,507
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2030	10	11,002
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2030	145	159,530
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2030	110	120,040
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2030	60	65,584
New York (City of), NY, Series 2025 B-1, Ref. GO Bonds	5.00%	08/01/2030	85	93,518
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2030	$40	$44,008
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	90	96,409
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2030	75	82,783
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2030	325	357,567
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2030	30	33,060
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	03/01/2030	5	5,438
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2032	280	290,182
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2030	295	319,098
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	125	138,767
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	165	183,172
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	160	169,620
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	175	194,274
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	415	429,124
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	250	258,140
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	55	58,307
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	20	21,202
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	196,799
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-2, Ref. RB	5.00%	06/15/2032	225	250,794
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	235	260,882
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2030	115	127,666
New York (City of), NY Municipal Water Finance Authority, Subseries 2021 AA-2, Ref. RB	5.00%	06/15/2032	195	217,257
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	355	389,118
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	60	66,112
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2036	10	10,238
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2037	15	15,317
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	5	5,017
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2037	80	86,178
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	455	501,894
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	390	430,195
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	295	323,254
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	300	328,732
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	170	183,506
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2038	25	25,354
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2038	10	10,121
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	11/01/2039	5	5,043
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	25	25,083
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	550	581,050
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	205	228,242
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	275	304,127
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	450	495,730
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	325	333,942
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	75	81,232
New York (City of), NY Transitional Finance Authority, Series 2021 A, Ref. RB	4.00%	11/01/2034	30	31,024
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	90	100,204
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2030	190	211,541
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	110	121,837
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	125	139,172
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	90	99,967
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	35	38,968
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	80	89,070
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2030	130	143,244
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2030	245	269,959
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2030	395	435,240
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2030	210	233,809
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2030	15	16,528
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	55	61,236
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2030	90	100,204
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2030	$60	$66,112
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	60	66,803
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2030	25	27,834
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	3.00%	11/01/2030	135	135,027
New York (City of), NY Transitional Finance Authority, Subseries 2020 C-1, RB	5.00%	05/01/2035	235	256,340
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	5.00%	05/01/2032	115	127,368
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2035	55	56,634
New York (City of), NY Transitional Finance Authority, Subseries 2021 C-1, RB	4.00%	05/01/2036	10	10,238
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2034	65	71,132
New York (City of), NY Transitional Finance Authority, Subseries 2021 D-1, RB	5.00%	11/01/2036	65	70,401
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	205	227,703
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	335	370,790
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,352
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2034	110	113,518
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2035	10	10,238
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2030	60	66,709
New York (State of) Dormitory Authority, Series 2005 B, Ref. RB, (INS - AMBAC)(a)	5.50%	03/15/2030	60	67,328
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	100	107,212
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	07/01/2030	65	70,355
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	155	170,491
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2030	20	21,734
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2030	165	181,816
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2030	195	217,401
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	300	331,452
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2033	85	93,586
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	215	222,312
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	220	227,250
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2030	225	250,847
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	130	142,088
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	320	348,557
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	880	955,343
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	175	189,478
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	205	210,559
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	280	282,659
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	25	25,134
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	405	426,318
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	125	136,240
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2030	125	137,739
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2030	5	5,535
New York (State of) Dormitory Authority, Series 2021, Ref. RB	5.00%	03/15/2030	35	38,567
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	90	100,247
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	485	532,960
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	420	460,114
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	385	417,787
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	385,611
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2030	160	176,306
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2032	110	121,336
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2035	170	185,284
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2037	230	248,132
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	510	561,975
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2030	40	44,214
New York (State of) Dormitory Authority, Series 2023 A-2, Ref. RB	5.00%	09/15/2030	95	104,746
New York (State of) Dormitory Authority, Series 2023 B, Ref. RB	5.00%	08/01/2030	10	11,160
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2030	85	94,678
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2030	5	5,569
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2030	35	38,567
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2030	$25	$27,634
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2030	20	22,038
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2030	80	88,428
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2030	20	22,038
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2030	5	5,569
New York (State of) Dormitory Authority, Series 2025, Ref. RB	5.00%	05/01/2030	10	10,909
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	4.00%	03/15/2036	360	371,016
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	100	102,815
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	225	231,333
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2030	185	209,456
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2030	25	28,155
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2030	10	11,262
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	100	107,764
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2039	20	20,095
New York (State of) Thruway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	30	32,924
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2033	50	54,603
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2034	35	38,069
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	130	140,958
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	55	59,354
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	240	257,726
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2038	150	160,352
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	35	37,292
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2040	25	26,559
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2041	35	35,108
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2030	15	16,554
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2030	30	33,108
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2030	5	5,507
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	265	291,893
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	245	269,864
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2030	195	214,735
New York State Environmental Facilities Corp., Series 2023 B, Ref. RB	5.00%	06/15/2030	20	22,294
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2030	125	136,301
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2030	100	111,469
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2030	15	16,720
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	200	220,468
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	105	114,766
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	745	809,378
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	195	210,667
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2039	20	20,218
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2040	5	5,019
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	190	200,837
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	20	21,025
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2038	190	204,238
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	20	19,934
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	361,204
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2050	5	5,140
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	145	158,266
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2034	135	138,816
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	120	122,844
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2036	160	162,943
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	150	165,351
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	160	176,850
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	160	176,238
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	460	474,407
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	160	174,882
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2036	115	124,938
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	105	109,749
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	$235	$244,222
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	55	60,629
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	345	384,415
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	165	182,524
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	260	286,609
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2030	105	115,746
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	205	223,105
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	350	379,895
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	75	80,615
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2030	20	21,941
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2032	75	81,912
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2035	125	135,039
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	25	26,736
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	210	235,244
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	150	166,433
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2034	100	110,611
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2030	95	106,420
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2030	355	394,967
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	940	970,133
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	325	333,900
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	140	155,386
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2030	125	140,026
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2030	15	16,812
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	45	47,930
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	95	102,972
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2034	95	102,723
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2035	50	53,825
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2036	145	155,337
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2038	125	132,564
				44,477,488
North Carolina-1.44%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	70	77,784
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2032	50	55,373
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2033	45	49,683
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2034	40	44,039
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	5.00%	01/15/2030	90	98,300
Guilford (County of), NC, Series 2025, GO Bonds	5.00%	03/01/2030	15	16,559
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2030	295	329,410
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2030	25	26,978
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	554,826
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2030	80	88,326
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2032	85	93,414
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2033	95	104,061
North Carolina (State of), Series 2021, RB	5.00%	03/01/2030	65	71,399
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2030	85	93,846
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2030	230	246,934
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2030	50	54,922
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2030	10	10,993
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2019 A, Ref. RB	5.00%	01/01/2032	35	37,966
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	256,722
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	210	214,217
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	30	33,057
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2030	$10	$11,139
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	110	121,202
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2030	115	127,426
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2030	130	145,102
				2,963,678
Ohio-2.15%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	75	81,961
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	30	32,810
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	240	260,479
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2035	235	253,475
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2036	30	32,229
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2032	80	87,199
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	5.00%	02/15/2033	60	65,120
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB	4.00%	02/15/2036	60	61,385
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2033	75	81,600
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	02/15/2034	190	197,144
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	75	82,755
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	165	183,377
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	85	94,161
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	20	22,099
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	70	77,149
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2036	40	43,922
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2030	40	44,490
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2030	40	44,369
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2030	205	229,099
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	275	306,681
Ohio (State of), Series 2021, RB	5.00%	02/01/2030	55	60,355
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2030	50	55,713
Ohio (State of), Series 2025 A, GO Bonds	5.00%	03/01/2030	150	165,339
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2030	40	44,369
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2030	10	11,183
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	22,109
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	115	126,952
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2033	55	60,618
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2033	20	22,008
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2034	50	54,885
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2036	275	299,067
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2037	145	156,900
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2038	40	43,070
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	268,040
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	270	287,910
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	139,559
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2037	115	118,281
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 B, RB	4.00%	12/01/2038	40	40,934
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2030	20	22,396
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2030	130	145,571
				4,426,763
Oklahoma-0.12%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	50	51,975
Oklahoma (State of) Capitol Improvement Authority, Series 2024 A, Ref. RB	5.00%	07/01/2030	40	44,228
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2030	5	5,472
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	115	125,414
Tulsa (County of), OK Industrial Authority, Series 2021 A, RB	4.00%	09/01/2030	5	5,207
Tulsa County Independent School District No. 11, Series 2025, GO Bonds	4.00%	03/01/2030	15	15,777
				248,073
Oregon-1.27%
Hillsboro School District No. 1J, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2039	5	5,052
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	$100	$106,999
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2037	15	15,965
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2038	5	5,301
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	105	116,299
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2035	50	54,929
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2036	40	43,704
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	80	86,739
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	96,731
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	149,721
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2030	205	229,236
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	5.00%	10/01/2040	110	112,999
Oregon (State of) Facilities Authority (Legacy Health), Series 2022, Ref. RB	5.00%	06/01/2030	15	16,251
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	54,459
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2030	35	39,122
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	635	701,268
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	55	60,531
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	219,180
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	10	10,921
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2036	105	107,921
Salem-Keizer School District No. 24J, Series 2020 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2037	100	102,318
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	280	286,911
				2,622,557
Pennsylvania-2.00%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	10	9,732
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	160	176,043
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	160	170,635
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2030	50	53,508
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	190	203,891
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2039	85	84,027
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	54,226
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	180	198,654
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	90	94,438
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2033	290	303,533
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	55	57,424
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	60	66,273
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	85	94,471
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	150	167,006
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2030	20	22,217
Pennsylvania (Commonwealth of) (Bid Group A), Series 2024, Ref. GO Bonds	4.00%	02/15/2030	30	31,525
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	5.00%	09/01/2030	105	116,699
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2030	55	59,671
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	5.00%	05/01/2046	325	335,219
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2030	240	259,725
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	295	308,734
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	230	237,913
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.00%	09/01/2030	5	5,550
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2040	140	149,358
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	317,394
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	35	36,128
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2020, Ref. RB	5.00%	10/01/2039	$185	$198,268
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2030	5	5,548
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2030	35	38,833
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2030	10	11,034
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	185	190,505
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	70	77,017
				4,135,199
Rhode Island-0.25%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	95	103,312
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	130	140,857
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	75	82,048
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2033	170	185,431
				511,648
South Carolina-0.59%
County Square Redevelopment Corp., Series 2025, RB	5.00%	04/01/2030	130	143,442
Horry County School District, Series 2024, GO Bonds	5.00%	03/01/2030	75	82,638
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2020, Ref. RB	5.00%	12/01/2046	10	10,226
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	95	103,802
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2037	375	379,154
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	163,946
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	145	145,805
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	175	194,840
				1,223,853
Tennessee-0.59%
Chattanooga (City of), TN, Series 2025, Ref. RB	5.00%	09/01/2030	90	100,198
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	65	67,337
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	75	78,049
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	15	15,554
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	140	143,707
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	160	162,683
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	115	126,068
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2030	60	65,774
Shelby (County of), TN, Series 2020, GO Bonds	4.00%	04/01/2040	140	141,177
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	295	326,744
				1,227,291
Texas-7.49%
Alamo Community College District, Series 2022, GO Notes	5.00%	02/15/2030	95	103,819
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	50	54,829
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	350	360,068
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,213
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2050	75	77,597
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2030	55	61,149
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	250	277,368
Bexar (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	06/15/2044	95	93,105
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	385	427,677
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2030	120	133,302
Board of Regents of the University of Texas System, Series 2025 A, RB	5.00%	08/15/2030	5	5,554
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	120	123,365
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	60	61,660
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,394
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	10	10,958
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	$250	$274,147
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	165	180,937
Crandall Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2046	30	28,839
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	190	203,772
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,415
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	35	38,381
Dallas & Fort Worth (Cities of), TX, Series 2020 A, Ref. RB	5.00%	11/01/2030	65	72,242
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	225	248,286
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2033	105	115,467
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	445	460,958
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	220	225,344
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2030	90	100,028
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2032	130	143,454
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2033	105	115,468
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	135	139,841
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2035	45	46,093
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	85	92,897
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	100	111,142
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2030	60	66,685
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2030	175	194,498
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2033	90	99,206
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	20	20,444
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	105	113,056
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	187,792
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2030	20	21,907
Dallas (City of), TX, Series 2024 B, Ctfs. of Obligations	5.00%	02/15/2030	35	38,337
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2030	25	27,383
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2030	130	142,393
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	310	347,656
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2030	25	27,225
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	520	538,710
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	115	123,777
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	65	71,115
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	100	110,804
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	95	104,216
Harris (County of), TX, Series 2021, Ref. RB	4.00%	08/15/2039	40	40,574
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	115	127,155
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2030	5	5,528
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2030	15	16,585
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2036	35	35,924
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	5.00%	08/15/2030	95	105,041
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2040	15	15,141
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	200	214,579
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	185	204,535
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2033	140	154,240
Houston (City of), TX, Series 2020 B, Ref. RB	5.00%	07/01/2030	35	38,588
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2034	120	131,915
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2035	40	41,300
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	50	51,365
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2037	50	51,106
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	130,158
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2030	10	11,118
Houston Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	40	43,830
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Humble Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	$10	$9,803
Humble Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	5	5,487
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	500	553,550
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	24,692
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	5	5,481
Lewisville Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	175	194,646
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	110	122,349
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	170	174,411
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	35	35,676
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2038	45	47,835
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	125	132,323
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2041	190	198,613
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	85	86,993
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	210	213,905
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2030	55	60,143
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	660	687,578
Matagorda County Navigation District No. 1 (Aep Texas Central Co.), Series 2008, Ref. RB	4.00%	06/01/2030	15	15,005
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	55	60,174
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2030	60	66,381
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	10	10,563
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	75	81,700
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2030	20	21,787
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2030	10	10,893
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2030	25	27,666
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	305	340,940
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2030	205	226,764
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2030	15	16,620
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	25,832
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	125,771
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	295	320,322
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2030	150	162,730
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2030	45	47,259
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2034	45	48,659
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	105	113,120
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	170	182,325
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2037	85	90,573
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2045	25	25,663
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	110	112,419
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2045	25	25,945
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	320	330,675
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	150	155,418
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2030	5	5,479
Spring Independent School District, Series 2024 B, Ref. GO Bonds	5.00%	08/15/2030	50	55,052
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2030	130	142,523
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	45	49,631
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2030	230	255,854
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2030	25	27,542
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	265	282,244
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	245	271,593
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2033	5	5,500
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2033	130	135,784
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	$40	$41,622
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	105	108,835
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	115	118,638
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2037	10	10,267
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	25	24,186
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	65	72,055
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	61,232
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2030	20	22,073
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2032	50	51,546
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	12/31/2032	15	15,425
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2033	25	25,638
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2039	15	14,757
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	10	9,660
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes), Series 2020, Ref. RB	4.00%	12/31/2035	60	60,669
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,741
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2030	5	5,482
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	45	48,748
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2030	30	33,131
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	100	109,325
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2030	60	65,670
Wylie Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	5	5,521
				15,446,767
Utah-0.61%
Downtown Revitalization Public Infrastructure District, Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2038	25	26,585
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	200	219,687
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2030	25	27,461
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	210	232,501
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	555	578,713
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	165	169,424
				1,254,371
Virginia-1.24%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	75	82,842
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	135	149,106
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2030	15	16,050
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2030	10	11,158
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2030	145	159,389
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	225	231,901
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	110	112,804
Richmond (City of), VA, Series 2020 A, RB	5.00%	01/15/2034	25	27,270
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2030	65	69,906
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	65	70,899
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022 A, RB	5.00%	02/01/2030	100	109,860
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2030	35	38,451
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	80,661
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020 A, RB	5.00%	02/01/2035	150	163,133
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	5.00%	02/01/2030	140	153,804
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	280	307,608
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2036	$100	$103,064
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, RB	4.00%	02/01/2037	20	20,522
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2030	70	77,696
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2030	70	77,695
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	235	260,835
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2030	205	226,707
				2,551,361
Washington-4.44%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	145	162,365
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	115	120,000
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	150	155,456
Clark County School District No. 114 Evergreen, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	20	20,605
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2035	175	190,830
Energy Northwest, Series 2020, Ref. RB	5.00%	07/01/2036	10	10,843
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2030	95	105,390
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2030	15	16,640
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	200	215,818
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	253,964
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	230	246,389
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2033	65	71,410
Energy Northwest (Columbia Generating Station), Series 2020, Ref. RB	5.00%	07/01/2038	95	102,131
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	4.00%	07/01/2030	35	37,163
King (County of), WA, Series 2019, GO Bonds	5.00%	01/01/2030	35	37,540
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	82,310
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	145	145,214
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	180	188,678
King County School District No. 411 Issaquah, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	285	318,710
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	200	208,953
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2035	45	46,599
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,454
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	10	10,055
Pierce County School District No. 401 Peninsula, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	55	56,470
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2030	10	11,095
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.00%	12/01/2030	10	11,168
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	150	167,667
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2030	5	5,502
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	60	65,238
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2037	120	129,901
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	75	80,841
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2039	10	10,738
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	30	32,006
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	79,555
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	150	158,177
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	214,955
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	5	5,216
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2045	100	103,975
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2030	105	115,440
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2032	145	158,683
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2033	75	81,862
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	$70	$76,185
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2035	150	162,825
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2036	425	459,498
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	160	172,245
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2038	155	166,148
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2039	35	37,377
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	130	137,083
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	271,330
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	50	55,370
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	20	21,945
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	80	87,533
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	20	21,814
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2036	55	59,709
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	85	91,472
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	75	80,406
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	31,942
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	110	116,473
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2032	135	148,570
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	190	205,320
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2030	35	38,796
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2030	20	21,989
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2030	40	44,453
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	120	133,124
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2030	50	54,972
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2030	50	55,567
Washington (State of), Series R-2025B, Ref. GO Bonds	5.00%	07/01/2030	10	11,098
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	145	161,144
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	105	115,864
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	120	131,998
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2034	160	175,510
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2035	545	595,637
Washington (State of) (Bid Group 1), Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	50	55,567
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2030	55	60,469
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2030	80	88,907
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2030	55	60,469
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2030	55	60,469
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2030	75	82,457
Washington (State of) (Bid Group 2), Series R-2022D, GO Bonds	4.00%	07/01/2030	75	79,803
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2030	145	161,144
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	40	40,726
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	267,020
				9,151,434
Wisconsin-0.88%
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	5.00%	04/01/2030	15	16,422
Wisconsin (State of), Series 2020-1, Ref. GO Bonds	5.00%	05/01/2030	285	315,416
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	395	437,155
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	115	127,273
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2030	275	304,349
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2030	60	66,403
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2030	15	16,601
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2030	120	132,807
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2030	195	216,415
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority, Series 2025, Ref. RB	5.00%	08/15/2030	$95	$103,720
Wisconsin (State of) Public Finance Authority, Series 2025 B, RB	5.00%	06/01/2030	75	81,323
				1,817,884
TOTAL INVESTMENTS IN SECURITIES(d)-96.91% (Cost $198,990,896)				199,893,861
OTHER ASSETS LESS LIABILITIES-3.09%				6,381,967
NET ASSETS-100.00%				$206,275,828

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.66%
Alabama-0.32%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2031	$15	$16,760
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2031	85	96,189
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	155	172,585
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2031	40	44,984
Board of Trustees of the Alabama Community College System, Series 2021, RB, (INS - AGI)(a)	4.00%	09/01/2046	15	13,908
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2031	95	105,506
				449,932
Alaska-0.07%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	35	39,551
Matanuska-Susitna (Borough of), AK, Series 2025, RB	5.00%	09/01/2031	55	61,459
				101,010
Arizona-1.05%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2031	50	56,420
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	50	56,458
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2024 D, Ref. RB	5.00%	12/01/2031	15	16,650
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2031	30	33,686
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2033	75	83,687
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2034	115	127,919
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	215	223,945
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2031	15	16,926
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	95	99,101
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	125,883
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	156,813
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2031	200	224,299
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2031	210	235,514
				1,457,301
Arkansas-0.14%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	180	188,317
California-18.51%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2031	5	5,754
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2031	25	28,637
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2031	45	51,595
California (State of), Series 2012, Ref. GO Bonds(b)(c)	3.50%	12/30/2025	5	5,004
California (State of), Series 2015 C, Ref. GO Bonds(b)(c)	3.25%	12/30/2025	125	125,071
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	365	412,979
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	35	39,538
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	265	297,019
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	30	33,625
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	200	221,234
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	90	100,874
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	383,690
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	280	297,381
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	26,337
California (State of), Series 2021, GO Bonds	4.00%	10/01/2036	250	261,576
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	225	256,556
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2031	65	74,454
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	325	366,363
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	95	105,761
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	510	552,923
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	230	248,077
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	265	299,834
California (State of), Series 2022, GO Bonds	5.00%	09/01/2031	60	68,415
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	245	280,214
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	350	399,697
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	55	62,714
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	210	239,453
California (State of), Series 2024, GO Bonds	5.00%	08/01/2031	15	17,078
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	$5	$5,701
California (State of), Series 2024, GO Bonds	5.00%	09/01/2031	35	39,909
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	200	227,702
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2031	250	284,628
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2031	10	11,297
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	370	422,536
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2016 B, RB	3.00%	12/01/2031	105	105,008
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2022 A, RB	4.85%	12/01/2042	190	199,214
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	30	34,195
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	210	242,139
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2032	55	63,179
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	80	91,854
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2034	25	26,888
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	4.00%	12/01/2035	25	26,773
California (State of) Department of Water Resources (Central Valley), Series 2025 BG, RB	5.00%	12/01/2031	5	5,831
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.00%	12/01/2031	25	27,635
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	650	615,279
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	300	317,134
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2031	20	23,218
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	270	304,385
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2031	105	119,484
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2033	140	158,268
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2035	60	67,266
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	15	16,723
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	79,656
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	75	84,787
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2035	20	22,422
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2031	60	68,588
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	105	119,141
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	158,591
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2036	10	10,438
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2041	100	101,015
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	155	163,349
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	90	101,745
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	75	84,137
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	55	61,466
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	70	73,031
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2034	300	337,860
California (State of) Public Works Board (Various Capital), Series 2022 C, Ref. RB	5.00%	08/01/2034	25	28,155
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2031	10	11,449
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	40	45,587
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2031	170	193,744
California (State of) Statewide Communities Development Authority (Moldaw residences), Series 2024, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	11/01/2049	150	158,800
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	5.00%	03/01/2031	15	17,241
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	65	70,270
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	95	101,951
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	52,582
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	35	40,429
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2031	60	69,307
East Side Union High School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	5	5,773
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	175	185,107
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2034	45	51,028
Los Angeles (City of), CA, Series 2021 B, Ref. RB	5.00%	05/15/2040	85	92,839
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	$120	$138,546
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2031	5	5,778
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2031	15	17,268
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	111,930
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	142,227
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2035	80	90,361
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	100	112,354
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	95	105,998
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	35	37,973
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,249
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	360	375,859
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2035	90	98,148
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	240	259,673
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	485	512,891
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	130	134,297
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	115	118,801
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	50	51,350
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	240	246,056
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, RB	5.00%	07/01/2040	30	32,002
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	55	57,213
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	325	333,914
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2037	175	190,634
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	75	80,553
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	345	366,598
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	20	20,549
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB	5.00%	07/01/2040	20	21,335
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	115	127,928
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2031	35	38,935
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2031	15	16,686
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2031	55	61,183
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	275	317,191
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	125	143,031
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2035	5	5,341
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2036	160	169,480
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	5	5,205
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,329
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2040	60	66,042
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2034	145	155,836
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, Ref. RB	4.00%	06/01/2037	50	52,497
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	15	16,861
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	75	86,254
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C), Series 2021 A, RB	5.00%	07/01/2039	40	44,382
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C), Series 2021 A, RB	5.00%	07/01/2042	35	37,967
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2038	100	111,458
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2041	65	70,995
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2021 A, RB	5.00%	07/01/2046	160	170,298
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2031	60	69,327
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	30	33,001
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2041	155	168,917
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2031	160	184,638
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2031	285	285,209
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2031	65	69,371
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2031	5	5,640
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	160	182,590
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	$270	$288,775
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2031	220	253,946
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2031	155	178,917
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2031	130	150,059
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	65	69,024
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	150	157,285
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2031	25	29,082
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	15	17,357
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2031	5	5,755
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	65	62,482
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2031	10	11,509
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	5.00%	05/15/2046	165	173,268
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	65	74,572
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2033	80	91,240
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	157,044
Peralta Community College District, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	5	5,770
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	130	125,513
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	209,929
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2031	40	46,456
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2031	150	174,367
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2033	50	57,675
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2031	5	5,810
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	15	15,694
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	200	209,719
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	259,108
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	160	165,027
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	220	233,348
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	35	40,263
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	60	68,982
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	145	166,706
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2033	20	21,577
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2034	105	112,665
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	105	111,792
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2036	65	68,568
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2037	75	78,428
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,364
San Diego Unified School District (Election of 2018), Series 2025 SR-5B, GO Bonds	5.00%	07/01/2031	25	28,943
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2031	55	63,675
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	185	200,604
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	65	75,033
San Francisco (City & County of), CA, Series 2024 R-1, Ref. GO Bonds	5.00%	06/15/2031	15	17,315
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP(b)(c)	3.00%	02/18/2026	205	205,186
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2031	5	5,693
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	80	90,005
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2035	25	28,020
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2036	105	117,067
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	120	139,523
San Francisco (City & County of), CA Public Utilities Commission, Series 2025, Ref. RB	5.00%	11/01/2031	85	99,002
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2043	10	10,744
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	145	154,985
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	65	68,872
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2031	55	64,060
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2046	15	14,615
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	15,043
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	70,005
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Clara Unified School District, Series 2024, Ref. GO Bonds	5.00%	07/01/2031	$85	$98,213
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2031	25	28,719
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2039	165	183,583
Santa Monica-Malibu Unified School District (Election of 2018), Series 2023 C, GO Bonds	5.00%	08/01/2041	45	49,126
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	50	56,055
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2031	15	17,185
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	180	206,415
University of California, Series 2023 BQ, RB	5.00%	05/15/2031	10	11,468
University of California, Series 2023, Ref. RB	5.00%	05/15/2031	15	17,201
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2031	10	11,468
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2031	285	326,825
University of California, Series 2024 BX, RB	5.00%	05/15/2031	5	5,734
University of California, Series 2025, Ref. RB	5.00%	05/15/2031	55	63,071
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	110	125,402
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2034	160	181,520
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2035	95	107,355
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	85	89,514
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2037	10	10,472
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2039	30	31,107
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	600	633,078
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	285	285,045
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	142,198
				25,735,956
Colorado-1.54%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2031	80	88,906
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2031	65	73,757
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	45	50,482
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	16,782
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	215	226,641
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2031	120	136,734
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	110	118,437
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	208,729
Colorado (State of) Health Facilities Authority (Adventist HealtHdObligated Group), Series 2021, Ref. RB	5.00%	11/15/2041	55	58,422
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	140	156,640
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	5	5,680
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2031	95	107,924
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	15	15,280
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2031	85	85,042
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	15	16,990
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	178,501
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	125	133,046
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	83,972
University of Colorado, Series 2023 A, RB	4.00%	06/01/2031	50	53,520
University of Colorado Hospital Authority, Series 2024 B, Ref. RB	5.00%	11/15/2031	290	327,615
				2,143,100
Connecticut-2.72%
Bridgeport (City of), CT, Series 2024 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	07/01/2031	20	22,479
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2031	180	197,379
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	65	71,676
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	215	229,505
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	170	191,178
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	185	206,558
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	40	44,500
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2035	20	22,176
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	140	145,819
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	300	310,679
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	15	15,443
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	225	241,216
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2031	$150	$170,142
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	50	55,733
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2036	40	44,303
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	165	177,700
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	70	74,723
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	30	33,954
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2031	65	73,776
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2031	45	51,076
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2031	105	118,592
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2031	55	62,031
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2031	185	206,962
Connecticut (State of), Series 2024 A-1, RB	5.00%	07/01/2031	190	214,290
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2031	55	61,669
Connecticut (State of), Series 2024 E, Ref. GO Bonds	5.00%	09/01/2031	60	67,864
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2031	75	85,126
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2031	15	16,831
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2031	10	11,359
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2031	40	42,859
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2034	50	52,841
Connecticut (State of) (Green Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	135	152,360
Connecticut (State of) (Transportation Infrastructure), Series 2022 B, Ref. RB	5.00%	07/01/2031	15	16,918
Connecticut (State of) Health & Educational Facilities Authority (Wesleyan University), Series 2021, RB	4.00%	07/01/2031	25	26,781
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2031	200	224,903
Hartford (City of), CT, Series 2023, Ref. RB	5.00%	04/01/2031	25	28,046
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2031	10	11,166
				3,780,613
Delaware-0.64%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	185	203,628
Delaware (State of), Series 2021, Ref. GO Bonds	5.00%	02/01/2031	160	180,128
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2031	100	112,755
Delaware (State of) Economic Development Authority (Delmarva Power & Light), Series 2020, Ref. RB	3.60%	01/01/2031	130	134,124
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	235	260,528
				891,163
District of Columbia-1.91%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	190	208,656
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	67,856
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2033	5	5,562
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2034	130	144,177
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	70	77,357
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2036	45	46,770
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	30	30,969
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2038	255	276,790
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2041	45	47,832
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	181,815
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	95	105,343
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2035	110	121,505
District of Columbia, Series 2021 E, Ref. GO Bonds	4.00%	02/01/2037	230	237,433
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2031	95	106,060
District of Columbia, Series 2023 C, RB	5.00%	10/01/2031	5	5,655
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2031	30	33,833
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2031	20	22,619
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2031	50	56,230
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	90	99,388
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,258
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	80	89,091
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	20	21,052
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	30	32,776
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	$325	$346,511
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	265	274,902
				2,651,440
Florida-3.41%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2036	150	156,011
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2039	5	5,105
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	280	307,284
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	16,835
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2033	130	144,773
Central Florida Expressway Authority, Series 2021 D, RB, (INS - AGI)(a)	5.00%	07/01/2034	125	138,769
Central Florida Expressway Authority, Series 2021, RB, (INS - AGI)(a)	5.00%	07/01/2035	15	16,573
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2031	40	45,003
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2033	110	122,741
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2034	140	148,081
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2035	205	215,351
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2038	15	15,343
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGI)(a)	5.00%	07/01/2031	240	263,342
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	200	225,905
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2031	177	199,926
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2031	87	98,269
Florida (State of) (Right-of-Way Acquisition), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	190	215,348
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2031	30	33,902
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	185	184,306
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	75	77,462
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	135	140,496
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	340	340,027
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2031	40	45,076
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2031	40	45,099
Miami (City of) & Dade (County of), FL School Board (The), Series 2025 A, Ref. COP	5.00%	05/01/2031	5	5,564
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	33,023
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2041	10	10,112
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2031	15	16,755
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	55	61,272
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	115	120,609
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	35	36,614
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2035	35	36,441
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,745
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2038	10	10,265
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	105	109,805
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	145	162,483
Orlando (City of), FL Utilities Commission, Series 2021 A, RB	4.00%	10/01/2040	5	5,058
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2036	205	224,684
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2037	15	16,361
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2038	150	162,406
Palm Beach County School District, Series 2021 A, COP	5.00%	08/01/2040	105	113,086
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2031	25	28,152
Pasco (County of), FL, Series 2021, Ref. RB	5.00%	10/01/2046	15	15,474
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	40	44,864
Pasco (County of), FL School Board, Series 2021 B, COP, (INS - AGI)(a)	5.00%	08/01/2046	80	83,448
South Florida Water Management District, Series 2016, Ref. COP	3.00%	10/01/2031	215	214,764
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2046	10	10,394
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	15	15,329
				4,742,735
Georgia-1.51%
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2031	15	17,005
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds(b)	5.00%	12/01/2031	45	51,007
Atlanta (City of), GA Department of Aviation, Series 2023 F, Ref. RB	5.00%	07/01/2031	20	22,546
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2031	$10	$11,303
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2031	65	73,624
Forsyth (County of), GA, Series 2025, GO Bonds	5.00%	03/01/2031	55	61,813
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2034	45	47,568
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2035	35	36,837
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	20	20,704
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2039	10	10,304
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2031	170	192,870
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2031	20	22,481
Georgia (State of) (Bid Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2031	15	17,018
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	105	119,126
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	205	231,006
Georgia (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	210	233,740
Georgia (State of) (Bidding Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	192,532
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	130	147,489
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,255
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2031	105	118,482
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	115	126,613
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2031	150	168,947
Henry County School District, Series 2021, GO Bonds(b)(c)	4.00%	08/01/2031	15	16,163
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2031	10	10,770
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2031	15	16,968
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	115	127,318
				2,104,489
Hawaii-0.56%
Hawaii (State of), Series 2020 D, Ref. RB	5.00%	07/01/2031	25	27,554
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2035	40	44,282
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2036	155	170,691
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	95,676
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	105	115,488
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2031	210	235,684
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2031	85	95,529
				784,904
Idaho-0.31%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2038	30	30,454
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	4.00%	07/15/2039	15	15,178
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2031	150	169,264
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2031	185	208,759
				423,655
Illinois-5.23%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	150	156,772
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	25	27,609
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2031	275	307,598
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	5.25%	01/01/2056	275	283,774
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2031	20	22,228
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	120	136,091
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2021 B, GO Bonds	5.00%	12/01/2033	15	16,819
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	315	328,764
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2057	50	50,988
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	280,390
Cook (County of), IL, Series 2021 A, Ref. RB	5.00%	11/15/2031	260	286,773
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	85	85,056
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	150	163,506
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	25	27,510
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	238,773
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	215	233,740
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	310	333,182
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2037	$40	$42,712
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2033	80	88,016
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	170	187,066
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	85	93,533
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2031	65	71,686
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	35	38,890
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2031	200	221,057
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2031	65	71,686
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2031	5	5,498
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2031	50	55,323
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2033	105	115,699
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2035	180	196,415
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	5.00%	08/15/2036	45	48,831
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	40,045
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	01/01/2031	130	145,135
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2034	280	308,807
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	110	120,741
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2036	105	114,502
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2031	65	73,202
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2031	35	39,024
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2031	45	50,174
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	60	67,441
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	19,109
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2031	95	103,253
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	260	282,588
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2040	90	95,746
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	25	26,422
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	855	887,063
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2031	100	111,642
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2031	125	136,681
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	284,420
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2031	35	38,556
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2031	105	116,853
				7,277,389
Indiana-1.23%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	44,179
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	95	104,456
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2034	60	65,793
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2035	30	32,773
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2036	80	86,995
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	139,015
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	110	124,466
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	70	76,474
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	340	381,170
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	35	39,059
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	65	68,142
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2036	35	36,348
Indiana (State of) Finance Authority (Green Bonds), Series 2021, Ref. RB	5.00%	02/01/2031	70	78,516
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2031	65	72,908
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	33,007
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2031	40	44,657
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2033	80	88,866
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	$100	$110,790
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2036	55	57,079
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2037	5	5,136
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2039	10	10,116
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2040	15	15,110
				1,715,055
Iowa-0.10%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2031	125	141,888
Kansas-0.34%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	100	103,353
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2022 A, Ref. GO Bonds	5.00%	09/01/2037	85	93,600
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2031	110	124,354
Leavenworth County Unified School District No. 458, Series 2024, GO Bonds	5.00%	09/01/2049	150	153,709
				475,016
Kentucky-0.07%
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2031	60	67,544
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2031	25	27,914
				95,458
Louisiana-0.57%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	190	205,747
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2031	155	173,698
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2031	190	215,010
Louisiana (State of), Series 2025 B, RB	5.00%	05/01/2031	25	28,141
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2031	155	174,519
				797,115
Maryland-2.95%
Maryland (State of), Series 2016, GO Bonds	3.00%	06/01/2031	120	119,998
Maryland (State of), Series 2017 A, GO Bonds	3.00%	08/01/2031	5	5,001
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	145	160,919
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2031	100	113,007
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2031	5	5,650
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2031	160	181,345
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	110	123,243
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	50	55,094
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	235	264,357
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2031	205	230,773
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2031	140	158,210
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	105	117,254
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	4.00%	08/01/2035	45	47,420
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2033	275	306,453
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2034	85	94,350
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	220	243,387
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	225	225,469
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	340	319,607
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2031	140	155,647
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2031	275	307,628
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	250	261,131
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2031	85	96,151
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	5.00%	07/01/2031	65	71,935
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2021 A, Ref. RB	5.00%	07/01/2031	50	56,559
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2031	25	28,378
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	4.00%	08/01/2033	50	53,111
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2031	125	142,731
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	50	56,615
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	100,194
				4,101,617
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-3.12%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2031	$35	$40,428
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2031	25	28,445
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2031	35	34,989
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2031	60	68,173
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2031	20	22,589
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2031	15	16,635
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2031	115	128,329
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	180	192,321
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	150	159,290
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	230	261,330
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	250	259,713
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	207,510
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	95	98,403
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	335	346,308
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2037	20	21,921
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	275,439
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2031	95	108,101
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2031	85	96,865
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	30	33,883
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2031	85	95,708
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2031	130	148,146
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2031	135	153,390
Massachusetts (Commonwealth of), Series 2024 G, GO Bonds	5.00%	12/01/2031	65	74,181
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2031	100	113,117
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2031	20	22,691
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	430	442,923
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2031	65	73,890
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2031	85	97,730
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2031	120	136,077
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2033	5	5,609
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2035	195	217,106
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2036	100	103,730
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2037	10	10,314
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2031	5	5,684
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021-23B, RB	5.00%	02/01/2041	5	5,347
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	125	125,483
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024 B, RB	5.00%	02/15/2031	40	45,043
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	15,509
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGI)(a)	5.25%	08/01/2031	10	11,528
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	30	33,779
				4,337,657
Michigan-1.13%
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2031	35	39,416
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2031	50	56,309
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2031	70	78,833
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2031	100	112,618
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	172,939
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2034	135	151,677
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	75	83,763
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	100	104,055
Michigan (State of), Series 2021, RB	5.00%	11/15/2031	30	34,246
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	259,219
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	62,089
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	20	22,831
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2031	85	94,789
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2046	120	125,186
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	$60	$62,250
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	103,406
				1,563,626
Minnesota-1.15%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2031	55	61,098
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2038	20	20,060
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2039	30	29,970
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	285	317,215
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	40	45,495
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2033	30	31,926
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	47,249
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2037	115	120,089
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2031	150	170,605
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2031	75	85,175
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2031	50	56,784
Minnesota (State of), Series 2023, COP	5.00%	11/01/2031	245	278,620
Minnesota (State of), Series 2024 B, GO Bonds	5.00%	08/01/2031	5	5,678
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2031	60	68,140
Minnesota (State of) (Bidding Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	110	124,924
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2031	80	90,078
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2031	45	50,943
				1,604,049
Mississippi-0.04%
Mississippi (State of) Development Bank (Desoto County Mississippi Highway Refunding), Series 2024 A, Ref. RB	5.00%	01/01/2031	50	55,670
Missouri-0.70%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2031	15	17,023
Missouri (State of) Health & Educational Facilities Authority, Series 2021 A, Ref. RB	5.00%	07/01/2031	10	11,190
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	220	242,542
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	5.00%	05/01/2031	15	16,885
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2031	310	349,912
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2031	20	22,589
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2041	10	10,667
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	159,206
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2031	130	149,327
				979,341
Nebraska-0.08%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2031	100	107,340
Nevada-0.63%
Clark (County of), NV, Series 2022 A, Ref. GO Bonds	4.00%	06/01/2031	80	85,633
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	70	77,955
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2034	145	160,940
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	245	270,772
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2031	20	22,457
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	195	219,723
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	35	39,417
				876,897
New Jersey-2.38%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	110	117,497
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	1,055	1,129,840
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	73,724
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RB	5.00%	06/15/2033	5	5,546
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2031	65	72,607
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	90	99,412
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	210	234,576
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2033	55	61,001
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2034	$15	$15,635
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	200	223,405
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	85	95,043
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	105	116,887
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	90	99,651
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2038	10	10,117
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	220	242,092
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	105	117,288
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2031	185	206,650
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2031	350	390,218
				3,311,189
New Mexico-0.46%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2031	15	16,827
New Mexico (State of) (Various Capital), Series 2025, GO Bonds	5.00%	03/01/2031	220	241,076
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	225	253,515
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2031	45	50,703
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2031	70	78,871
				640,992
New York-19.16%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2031	80	92,022
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	45	50,886
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	75	85,216
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	55	58,560
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2039	195	198,772
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2031	60	67,151
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2031	20	22,384
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2031	65	72,747
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2031	140	159,805
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	40	43,280
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	160	181,956
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2033	200	215,671
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2033	65	73,602
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	315	338,671
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2034	50	56,451
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2035	80	85,320
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2035	15	16,843
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	65	65,001
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	160	179,686
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	55	57,460
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2036	170	176,283
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2031	5	5,674
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2031	10	11,425
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2031	45	51,064
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	35	36,785
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2031	25	27,711
New York & New Jersey (States of) Port Authority, Two Hundred Twenty-Fourth Series 2021, Ref. RB	4.00%	07/15/2039	10	10,246
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	105	116,324
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	105	115,816
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2033	205	227,109
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2035	105	115,350
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	315	346,662
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	245	270,767
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	280	308,144
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	345	379,678
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2033	95	105,697
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2034	10	10,395
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	210	230,090
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2038	5	5,045
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	$380	$389,491
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	27,290
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2037	65	70,579
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2039	85	91,238
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	173,104
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	280	290,348
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	40,719
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	130	144,675
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2031	240	268,513
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	110	121,331
New York (City of), NY, Series 2022 B-1, GO Bonds	5.00%	10/01/2031	15	16,826
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2031	50	55,940
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2031	20	22,376
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2031	80	89,504
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2031	195	218,167
New York (City of), NY, Series 2023, GO Bonds	5.00%	08/01/2031	10	11,188
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	15	16,782
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2031	20	22,228
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2031	325	361,687
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2031	10	11,188
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2031	15	16,782
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2031	80	89,504
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2031	60	66,863
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2031	150	168,039
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2031	90	99,888
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	250	259,018
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2031	50	55,044
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	265	299,235
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2031	140	156,367
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	315	327,825
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	235	248,446
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	155	160,757
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	335	378,648
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	35	35,902
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2033	25	28,084
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	180	201,772
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2031	100	113,029
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2031	25	28,257
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	60	66,613
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	120	133,226
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2031	5	5,526
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	180	199,826
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	25	28,269
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	90	100,707
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	270	300,414
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	15	15,489
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	95	105,298
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	170	187,420
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	155	169,961
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	215	234,506
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	75	81,342
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2031	275	308,161
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2032	125	139,625
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	120	133,090
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2034	205	226,157
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2036	15	15,345
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	4.00%	11/01/2037	5	5,099
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	85	95,717
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	$100	$113,076
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2031	80	90,461
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2031	185	209,191
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2031	15	16,820
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2031	155	173,809
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2031	25	28,034
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2031	70	79,153
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2031	15	16,961
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	5	5,654
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	60	67,846
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2031	50	56,538
New York (City of), NY Transitional Finance Authority, Subseries 2010 F-5, RB	5.00%	02/01/2031	90	100,487
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	175	198,092
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	255,687
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	225	233,532
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1A, Ref. RB	5.00%	07/15/2033	190	213,589
New York (City of), NY Transitional Finance Authority, Subseries 2022 S-1A, Ref. RB	5.00%	07/15/2031	160	181,112
New York (City of), NY Transitional Finance Authority, Subseries 2024 A-1, Ref. RB	5.00%	11/01/2031	270	305,305
New York (City of), NY Trust for Cultural Resources (The), Series 2021, Ref. RB	5.00%	07/01/2031	20	22,546
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	160	177,785
New York (State of), Series 2023 C, Ref. GO Bonds	5.00%	03/15/2031	15	17,037
New York (State of) Dormitory Authority, Series 2019 A, RB	3.00%	10/01/2031	90	90,037
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	07/01/2031	270	306,928
New York (State of) Dormitory Authority, Series 2020 A-2, Ref. RB	5.00%	07/01/2031	90	100,729
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2031	215	236,014
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	380	426,972
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	190	211,156
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2034	20	20,745
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	165	182,715
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	440	484,656
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	220	240,956
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	52,026
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	112,931
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2031	235	264,049
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2031	125	140,451
New York (State of) Dormitory Authority, Series 2022, RB, (INS - BAM)(a)	5.00%	10/01/2031	120	132,863
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	165	184,511
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2036	95	104,887
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2037	145	159,151
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2031	360	404,500
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2031	130	146,550
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2031	205	232,316
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2035	150	166,723
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2038	35	38,191
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2031	5	5,693
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2031	15	16,910
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	10/01/2031	50	57,187
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2031	45	50,996
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2031	240	269,667
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2031	30	33,819
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2031	110	123,597
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2031	40	45,330
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	200	222,053
New York (State of) Dormitory Authority (Fordham University), Series 2021 A, Ref. RB	4.00%	07/01/2037	30	30,611
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2040	45	45,525
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	77,050
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2031	5	5,636
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2031	20	22,171
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2031	$15	$16,893
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2031	45	51,855
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2031	125	143,290
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2033	20	22,670
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2034	105	118,587
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2035	10	11,221
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2037	40	41,088
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2038	40	40,868
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2031	10	11,463
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	165	185,048
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,510
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	10	10,174
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2033	5	5,587
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2034	40	44,506
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	55	61,034
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2031	35	39,520
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2031	15	16,937
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2031	40	44,860
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2031	145	162,618
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	70	71,868
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2038	15	15,283
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	5.00%	03/15/2034	45	49,831
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2031	55	62,593
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2031	200	227,613
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2031	65	73,974
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	20	21,936
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	195	215,945
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2031	5	5,621
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2031	55	62,376
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2031	15	16,918
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2031	10	11,278
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2036	195	215,837
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	4.00%	03/15/2039	50	50,672
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2031	75	84,310
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	54,772
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2031	245	279,387
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,160	1,196,898
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2037	75	82,509
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	185	202,020
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	175	190,116
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	50	54,000
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	50	53,523
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	150	159,754
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	95	100,550
Triborough Bridge & Tunnel Authority, Series 2023 B, Ref. RB	5.00%	11/15/2031	10	11,404
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2031	100	114,036
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	175	181,724
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	05/15/2031	155	173,801
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	480	493,389
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	50	51,247
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	225	232,495
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2031	220	248,414
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2031	$30	$32,402
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2031	85	96,829
				26,638,245
North Carolina-1.38%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2031	105	116,539
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2031	100	113,341
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	30	33,424
Guildford (City of), NC, Series 2025, GO Bonds	5.00%	03/01/2031	130	146,582
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	113,794
North Carolina (State of), Series 2013 A, RB(b)(c)	3.00%	12/18/2025	15	15,002
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	325	360,296
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	50	56,310
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	35	39,226
North Carolina (State of), Series 2021, RB	5.00%	03/01/2033	35	38,949
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	20	20,947
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2031	40	45,048
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	305	335,826
North Carolina (State of) Medical Care Commission, Series 2021 A, RB	4.00%	02/01/2036	5	5,161
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2031	90	102,201
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2031	110	123,742
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,872
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2034	15	15,816
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2031	155	175,315
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2031	40	45,518
				1,918,909
Ohio-3.01%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2034	30	32,999
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2031	40	44,546
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2033	135	149,065
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2035	45	49,316
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	102,811
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2031	20	23,006
Cleveland (City of), OH, Series 2025 A, Ref. RB	5.00%	01/01/2031	5	5,547
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2031	10	10,001
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2031	55	61,270
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2031	145	164,208
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2031	55	62,286
Hilliard (City of), OH, Series 2022, RB	5.00%	12/01/2058	50	51,225
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,782
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	8,972
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2031	5	5,686
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2037	20	22,061
Ohio (State of), Series 2021 A, GO Bonds	4.00%	06/15/2037	10	10,391
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	130	140,776
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	258,562
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	102,278
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2031	65	73,206
Ohio (State of), Series 2021, RB	5.00%	02/01/2031	175	196,020
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2031	30	34,069
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2031	25	28,475
Ohio (State of) Turnpike & Infrastructure Commission, Series 2013 A-4, RB	5.70%	02/15/2034	130	148,439
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	355	370,359
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	70	72,479
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2031	195	218,067
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2013, RB	5.80%	02/15/2036	25	28,407
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2035	170	188,970
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	115	126,367
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	160	174,783
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	$170	$179,158
Ohio (State of) Water Development Authority, Series 2024 A, GO Bonds	5.00%	06/01/2031	40	45,203
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2031	40	45,602
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 E, RB	5.00%	12/01/2031	75	85,504
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2038	35	38,501
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2039	5	5,112
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2040	140	152,399
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2041	15	15,154
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	115	121,148
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2031	40	45,602
Ohio State University (The), Series 2021, RB	5.00%	12/01/2035	20	22,325
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2033	45	50,696
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2034	100	112,304
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2036	155	171,988
Tipp (City of), Ohio Exempted Village School District, Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	11/01/2054	115	119,233
				4,184,358
Oklahoma-0.32%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2031	10	11,101
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	104,225
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	175	194,580
Oklahoma (State of) Water Resources Board, Series 2024 B, RB	4.38%	10/01/2054	5	4,964
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	95	98,519
Payne County Economic Development Authority, Series 2024, RB, (INS - BAM)(a)	5.00%	09/01/2031	20	22,248
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	10	10,403
				446,040
Oregon-0.35%
Oregon (State of), Series 2021, GO Bonds	5.00%	05/01/2036	35	38,580
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2031	70	79,137
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2031	245	276,978
Oregon (State of) (Q State), Series 2021 A, GO Bonds	5.00%	05/01/2035	50	55,547
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2031	35	39,850
				490,092
Pennsylvania-2.66%
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	65	65,637
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	3.00%	01/01/2031	335	331,594
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	75	82,935
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	60	67,423
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	350	369,810
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	80	90,348
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2031	55	62,114
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	105	118,748
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2031	25	28,212
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2031	15	16,927
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	330	361,669
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2025 B, Ref. RB	5.00%	03/15/2031	5	5,488
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	175	183,250
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	125	131,478
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	240	251,565
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2037	65	71,150
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	$110	$113,627
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	375	392,420
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2051	100	103,747
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	152,514
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2031	40	45,435
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2035	50	55,229
Philadelphia (City of), PA, Series 2021 A, GO Bonds	5.00%	05/01/2036	105	115,455
Philadelphia (City of), PA, Series 2021 A, GO Bonds	4.00%	05/01/2039	10	10,059
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	275	287,294
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2031	5	5,641
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2031	105	117,944
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2031	15	16,801
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2031	35	39,487
				3,694,001
Rhode Island-0.02%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	20	21,963
South Carolina-0.87%
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2031	15	16,017
Piedmont Municipal Power Agency, Series 2021 D, Ref. RB	4.00%	01/01/2033	40	41,096
SCAGO Educational Facilities Corp. for Pickens School District, Series 2015, Ref. RB(b)(c)	3.50%	12/17/2025	25	25,009
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2031	260	290,220
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2031	10	11,008
South Carolina (State of) Public Service Authority, Series 2021 A, Ref. RB	4.00%	12/01/2034	10	10,334
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2039	350	351,060
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2040	15	15,812
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	45	46,424
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2031	70	78,353
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	135	143,154
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2031	40	45,353
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	125	131,331
				1,205,171
South Dakota-0.23%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.00%	07/01/2031	290	320,351
Tennessee-0.49%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	109,534
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2031	230	252,861
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	50	52,167
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	150	156,470
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	40	42,741
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, GO Bonds	5.00%	01/01/2031	20	22,389
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	30	32,874
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,650
				674,686
Texas-7.46%
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2046	160	167,569
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	75	84,728
Austin Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2036	65	67,834
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	125	141,252
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,445
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	155	175,357
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	124,447
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	4.00%	08/15/2035	15	15,719
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	290	328,087
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2031	$70	$79,193
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2031	25	28,283
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	205	211,398
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2037	155	159,209
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	35,749
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	115	128,307
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	40	44,628
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2036	100	103,966
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	195	217,563
Cypress-Fairbanks Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	15	15,506
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	30	33,580
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	80	88,530
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	70	77,464
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	85	95,965
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2031	40	45,160
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2031	40	44,587
Dallas (City of), TX, Series 2024 A, Ctfs. Of Obligations	5.00%	02/15/2031	215	239,656
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	95	108,484
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	111,571
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	140	157,911
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	170	176,311
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	10	10,310
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	105	117,366
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	130	137,370
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2031	55	61,912
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	10	10,400
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2031	60	67,439
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2031	20	22,544
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2031	95	105,940
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2024, Ref. RB	5.00%	10/01/2031	440	494,180
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2031	160	180,100
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2031	15	16,954
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	15	16,877
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	75	83,717
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	60	67,880
Lower Colorado River Authority, Series 2022, Ref. RB	5.00%	05/15/2041	35	36,907
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2033	100	111,096
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	140	155,013
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	30	33,031
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2036	155	169,520
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	200	205,622
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	110	112,427
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2036	40	43,517
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	175	189,348
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	55	59,158
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	15,925
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	40	41,904
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2043	15	15,610
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	90	92,415
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	120	133,823
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	58,020
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2031	$100	$112,878
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2031	10	11,094
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2033	10	10,339
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	130	133,580
North Texas Tollway Authority, Series 2023 B, Ref. RB	5.00%	01/01/2031	35	38,828
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2031	25	27,734
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2031	120	135,275
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2031	60	67,571
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2031	115	129,830
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2031	85	95,961
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	50	55,682
Plano Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	5	5,591
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	190	196,769
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	265	276,066
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2038	20	21,520
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	140	149,902
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2040	160	169,896
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	125	131,903
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	130	134,736
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2031	35	39,060
San Antonio (City of), TX Water System, Series 2021 A, Ref. RB	5.00%	05/15/2046	100	104,166
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,565
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2031	65	72,577
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	50	56,058
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2031	140	158,574
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2031	205	230,089
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2031	260	291,211
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	110	121,717
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	215	242,469
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	80	89,601
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	255	284,613
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	36,529
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	105	108,971
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2031	90	101,850
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2031	65	73,112
Texas State University Board of Regents, Series 2024 A, RB	5.00%	02/15/2031	20	22,252
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2031	50	55,865
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	100	100,955
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	40	44,546
Williamson (County of), TX, Series 2024, GO Notes	5.00%	02/15/2031	30	33,440
				10,373,159
Utah-1.58%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	120	135,543
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	50	55,785
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2034	55	60,551
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	115	126,006
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	70	75,785
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	45	48,479
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	200	214,556
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2040	20	21,311
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	200	211,663
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	120	126,147
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	25	26,123
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	320	332,760
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	270	280,091
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2031	35	39,050
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	110	114,009
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	75	78,580
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	$140	$157,808
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	70	77,297
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2031	10	11,383
				2,192,927
Virginia-1.27%
Fairfax (County of), VA, Series 2021 A, RB	5.00%	07/15/2046	10	10,516
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2031	20	21,587
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2031	50	56,866
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	210	235,112
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2031	105	117,720
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2031	165	184,989
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2021 A, RB	4.00%	02/01/2033	30	31,558
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 A, RB	5.00%	02/01/2031	130	145,749
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023 B, Ref. RB	5.00%	02/01/2031	185	207,412
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, RB	4.00%	02/01/2034	15	15,730
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, RB	4.00%	02/01/2037	45	46,433
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	140	158,360
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	230	258,203
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2034	25	26,252
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	51,821
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2031	60	67,869
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	124,403
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2031	5	5,640
				1,766,220
Washington-4.83%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	165	188,031
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	190	214,150
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	150	168,109
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2036	55	60,917
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2031	70	79,066
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	285	307,405
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	330	353,698
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2031	15	16,943
Energy Northwest (No. 3), Series 2025 A, Ref. RB	5.00%	07/01/2031	35	39,533
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	130	145,662
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2031	5	5,650
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	261,058
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	10	11,371
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	50	49,744
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	25	25,342
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	156,293
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	279,947
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2033	65	72,898
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	80	87,028
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2039	45	48,732
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	80	85,236
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	65	68,806
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2044	50	52,328
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	150	156,599
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2021, GO Bonds	5.00%	06/01/2045	$95	$99,383
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	85	93,944
Washington (State of), Series 2024 R-2025B, Ref. GO Bonds	5.00%	07/01/2031	35	39,591
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2031	60	67,871
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2031	10	11,328
Washington (State of), Series R-2021C, Ref. GO Bonds	5.00%	08/01/2031	15	16,993
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	50	52,289
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2036	40	41,491
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2031	60	67,871
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2031	80	90,627
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	16,626
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2031	260	294,538
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2034	155	173,002
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2035	105	116,684
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	150	165,826
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2037	245	269,586
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2038	100	109,313
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2039	30	32,630
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2031	60	67,361
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2033	240	267,125
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2034	60	66,487
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	125	138,074
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	175	192,457
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	125	136,816
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2031	30	33,985
Washington (State of) (Bid Group 1), Series 2022 C, GO Bonds	5.00%	02/01/2031	180	202,085
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2031	95	106,656
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	55	62,306
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2031	15	16,840
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	170	183,485
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	15	15,944
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	10	10,505
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2031	145	164,262
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	210	224,892
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	5	5,279
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	120	122,827
				6,711,525
West Virginia-0.11%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	150	156,122
Wisconsin-1.05%
Pleasant Prairie (Village of), WI, Series 2023 A, GO Bonds	4.00%	08/01/2033	85	89,785
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	175	193,514
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	205	226,688
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2036	65	71,986
Wisconsin (State of), Series 2022-4, Ref. GO Bonds	5.00%	05/01/2031	210	237,182
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	100	112,944
Wisconsin (State of), Series 2024-2, Ref. GO Bonds	5.00%	05/01/2031	80	90,355
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2031	25	28,236
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2031	170	192,301
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2031	190	214,924
				1,457,915
TOTAL INVESTMENTS IN SECURITIES(d)-97.66% (Cost $134,329,653)				135,786,598
OTHER ASSETS LESS LIABILITIES-2.34%				3,256,541
NET ASSETS-100.00%				$139,043,139

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.14%
Alabama-0.66%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2034	$40	$44,884
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2035	160	178,654
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2036	10	11,096
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	105	115,760
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	145	153,888
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	210	221,146
Auburn University, Series 2025 B, Ref. RB	5.00%	06/01/2032	10	11,422
Cooper Green Mercy Health Services Authority, Series 2022, RB	5.25%	09/01/2047	35	36,836
Cooper Green Mercy Health Services Authority, Series 2022, RB	5.25%	09/01/2052	25	25,937
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.00%	10/01/2032	100	112,281
				911,904
Alaska-0.03%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2032	40	45,817
Arizona-0.66%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2032	50	57,305
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	35	35,915
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	22,934
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2034	50	56,842
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2035	10	11,313
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2036	165	185,439
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2038	115	127,416
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	60	67,196
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGI)(a)	5.00%	06/01/2053	25	25,791
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025 B, GO Bonds	5.00%	07/01/2032	10	11,461
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,243
Salt River Project Agricultural Improvement & Power District, Series 2022 A, Ref. RB	5.00%	01/01/2032	220	250,996
Salt River Project Agricultural Improvement & Power District, Series 2025 B, Ref. RB	5.00%	01/01/2032	50	57,044
				914,895
Arkansas-0.14%
University of Arkansas, Series 2022 A, RB	5.00%	04/01/2047	30	31,347
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.00%	11/01/2047	25	26,172
University of Arkansas (Fayetteville Campus), Series 2022 A, RB	5.25%	11/01/2052	125	131,893
				189,412
California-15.86%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	250	259,089
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	32,189
Alhambra Unified School District (Election of 2016), Series 2022 B, GO Bonds	5.25%	08/01/2047	165	178,414
Alisal Union School District, Series 2022 B, COP	4.25%	08/01/2054	25	24,757
Alum Rock Union Elementary School District (Election of 2016), Series 2022 A, Ref. GO Bonds	5.25%	08/01/2047	20	21,377
Bay Area Toll Authority, Series 2024 F-2, RB	5.00%	04/01/2040	55	61,009
Bay Area Toll Authority, Series 2024, Ref. RB	5.00%	04/01/2032	15	17,522
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	40	44,033
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	70	76,316
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	80	86,409
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	3.00%	04/01/2032	50	50,053
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	165	175,672
California (State of), Series 2007, Ref. GO Bonds, (INS - AGI)(a)	5.25%	08/01/2032	255	294,948
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	110	105,763
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	160	159,663
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	169,580
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	375	431,808
California (State of), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2032	50	56,919
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	70	79,580
California (State of), Series 2022, GO Bonds	5.00%	04/01/2032	135	155,451
California (State of), Series 2022, GO Bonds	5.00%	09/01/2032	245	283,901
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	120	138,077
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	180	206,696
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	$40	$45,608
California (State of), Series 2022, GO Bonds	5.00%	09/01/2039	90	100,333
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	20	21,545
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	215	226,695
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	275	319,448
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	295	337,085
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	540	620,087
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2036	55	62,711
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	40	45,026
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	120	135,804
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	271,073
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	175	190,612
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	445	485,578
California (State of), Series 2023, GO Bonds	5.00%	10/01/2032	40	46,408
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	95	110,084
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	10	11,588
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	25	28,970
California (State of), Series 2024, GO Bonds	5.00%	09/01/2032	10	11,588
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	170	196,750
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2032	15	17,360
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2032	200	231,756
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2032	55	63,249
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2032	15	17,360
California (State of) Department of Water Resources, Series 2022, Ref. RB	5.00%	12/01/2035	5	5,834
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, RB	5.00%	12/01/2034	15	17,668
California (State of) Department of Water Resources (Central Valley), Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	249,285
California (State of) Educational Facilities Authority (Stanford University), Series 2012 U-2, Ref. RB	5.00%	10/01/2032	145	171,534
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2032	20	23,287
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2032	50	58,975
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2034	20	23,375
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2035	60	69,704
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2036	30	34,618
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	370	394,899
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	105,508
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	50	51,549
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	335	313,269
California (State of) Public Works Board (Various Capital), Series 2022 A, Ref. RB	5.00%	08/01/2032	25	28,397
California (State of) Public Works Board (Various Capital), Series 2022 C, Ref. RB	5.00%	08/01/2032	10	11,359
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	340	389,180
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	170,529
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2032	90	104,351
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2032	125	145,467
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2034	25	28,799
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2037	20	22,569
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2032	20	23,189
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	205	210,703
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	115	122,438
Coachella Valley Water District, Series 2022 A, COP	5.00%	08/01/2047	50	53,336
Contra Costa Transportation Authority Sales Tax Revenue, Series 2021 A, Ref. RB	4.00%	03/01/2032	30	32,638
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	15	17,673
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2032	5	5,891
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2036	20	23,068
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
East Bay Municipal Utility District (Green Bonds), Series 2022 A, RB	5.00%	06/01/2038	$40	$45,564
Gavilan Joint Community College District, Series 2024 C, GO Bonds	5.00%	08/01/2048	20	21,027
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	110,326
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2052	100	106,190
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2038	15	17,208
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2039	10	11,412
Kern Community College District, Series 2022 D, GO Bonds	5.25%	08/01/2040	10	11,313
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	20	23,524
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	55	64,544
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	35	37,265
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	140	157,921
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	95	106,480
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2035	5	5,573
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2036	20	22,130
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2037	35	38,630
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2039	130	141,161
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2040	10	10,773
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2041	40	42,901
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	235	248,275
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	25	25,958
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2036	140	153,880
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2037	40	43,864
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2038	45	48,888
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2039	10	10,800
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	70	74,157
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	56,966
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	257,259
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2036	100	110,647
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2037	195	215,225
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	145	158,449
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2038	35	38,024
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	80	86,868
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2039	65	70,200
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	120	128,649
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	180	193,918
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	100	106,760
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	10,725
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	52,969
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	15	15,955
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	70	73,689
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	54,293
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2040	20	21,546
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	155	166,239
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2042	10	10,637
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2043	25	26,412
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	36,341
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	206,219
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	5,640
Los Angeles (City of), CA Department of Water & Power, Series 2025 B, Ref. RB	5.00%	07/01/2032	10	11,280
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	74,789
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024, GO Bonds	5.00%	08/01/2032	15	17,633
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2032	75	87,815
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2032	10	11,762
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	155	178,214
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2037	105	119,936
Los Angeles Community College District (Election of 2008), Series 2022, GO Bonds	5.00%	08/01/2035	15	17,378
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	115	115,003
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	75	87,252
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	65	75,318
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2034	$70	$80,819
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	50	57,308
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2036	80	83,901
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2038	15	15,520
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2040	10	10,229
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2032	205	241,054
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2032	30	35,276
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	35	41,179
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2036	50	57,696
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2032	15	17,570
Northern California Power Agency (Hydroelectric No. 1), Series 2022, Ref. RB	5.00%	07/01/2032	60	70,431
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2032	10	11,447
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	150	159,050
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	90	99,494
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	114,289
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	145	162,870
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	100	111,619
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	255	283,053
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	75	82,541
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	25	27,298
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	195	211,125
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	660	692,608
Regents of the University of California Medical Center Pooled Revenue, Series 2022, RB	5.00%	05/15/2035	80	91,040
Regents of the University of California Medical Center Pooled Revenue, Series 2022, RB	5.00%	05/15/2036	5	5,658
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	10,562
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2032	20	23,638
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	177,525
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2032	35	41,429
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	21,239
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	209,661
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	5,870
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	105	111,902
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,735
San Diego Unified School District (Election of 2018), Series 2025 SR-5B, GO Bonds	5.00%	07/01/2032	10	11,799
San Diego Unified School District (Green Bonds), Series 2022 F2, GO Bonds	5.00%	07/01/2042	25	27,490
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	10	11,743
San Francisco (City & County of), CA, Series 2024 R1, Ref. GO Bonds	5.00%	06/15/2032	85	99,815
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP(b)(c)	3.00%	02/18/2026	20	20,018
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	150	156,005
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2032	100	113,283
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,470
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2035	5	5,815
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	70	82,809
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	40	46,212
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2037	35	40,165
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2038	40	45,598
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 B, Ref. RB(b)(c)	5.00%	10/01/2032	5	5,835
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	296,170
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2032	15	17,770
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2032	25	25,046
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.00%	08/01/2039	190	213,357
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	90	96,676
San Joaquin Hills Transportation Corridor Agency, Series 2021, Ref. RB	4.00%	01/15/2034	45	47,042
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	$110	$117,946
San Jose Unified School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	10	11,762
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	120	127,969
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2050	25	26,420
Santa Clara (County of), CA (Election of 2008), Series 2022 D, Ref. GO Bonds	5.00%	08/01/2034	40	46,610
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	64,185
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2032	60	70,242
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	21,546
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	155	162,883
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner), Series 2022, RB	5.00%	06/01/2047	15	15,980
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	75	80,004
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	50	52,137
University of California, Series 2021 Q, Ref. RB	5.00%	05/15/2032	25	28,615
University of California, Series 2022 BK, RB	5.00%	05/15/2032	325	380,451
University of California, Series 2022 BK, RB	5.00%	05/15/2052	620	648,163
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2032	40	46,772
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	145	167,815
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2035	55	63,294
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2036	45	51,239
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2037	10	11,302
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	150	168,126
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	146,327
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	140	163,887
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2032	120	140,474
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2032	10	11,706
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2046	65	69,006
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	165	176,652
				21,910,077
Colorado-2.88%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	207,472
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2032	55	62,057
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	205	241,197
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	120	140,465
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	115	133,679
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	105	121,064
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2038	25	27,427
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2039	100	109,213
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.00%	11/01/2041	45	47,566
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	250	264,538
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	80	90,759
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	93,105
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	260	267,444
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2034	20	22,416
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2036	90	99,717
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2037	500	550,483
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024, Ref. RB	5.00%	05/15/2032	15	17,017
Colorado (State of) Regional Transportation District, Series 2013 A, Ref. RB	5.00%	11/01/2032	25	28,783
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	70	74,008
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2032	10	11,533
Denver (City & County of), CO, Series 2022 A, GO Bonds	5.00%	08/01/2037	15	16,716
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,463
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	105,541
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2047	50	53,154
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	50	52,771
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2032	30	34,269
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	262,701
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	25	28,342
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2035	20	22,539
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2036	25	27,994
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2037	$30	$33,379
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	85	94,037
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2039	25	27,525
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2040	50	54,698
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2041	5	5,427
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	107,662
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	160	169,133
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2038	50	54,729
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2043	20	21,092
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	99,385
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	80	85,475
				3,976,975
Connecticut-1.60%
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	105	105,064
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	80	80,505
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2032	45	50,467
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2032	30	33,897
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	188,141
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	90	95,497
Connecticut (State of), Series 2022 B, Ref. RB	5.00%	07/01/2032	50	57,239
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2032	15	17,258
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2034	5	5,695
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2036	145	163,022
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2040	30	32,945
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2042	10	10,798
Connecticut (State of), Series 2022 G, Ref. GO Bonds	5.00%	11/15/2032	30	34,516
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2032	20	22,896
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	45	51,574
Connecticut (State of), Series 2023 B, Ref. RB	5.00%	07/01/2032	75	85,859
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2032	95	108,043
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2032	55	62,667
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2032	75	86,342
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2032	125	125,486
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2035	115	121,549
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2036	15	15,727
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	4.00%	01/15/2037	210	218,599
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	33,978
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	50,252
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2038	80	88,745
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2039	65	71,863
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	20	21,784
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2032	75	85,859
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2032	30	34,344
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2035	35	35,808
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2024, Ref. RB	5.00%	07/01/2032	15	17,094
				2,213,513
Delaware-0.25%
Delaware (State of), Series 2021, Ref. GO Bonds	4.00%	02/01/2032	10	10,723
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	66	75,693
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	225	258,701
				345,117
District of Columbia-1.85%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	285,872
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	85	96,425
District of Columbia, Series 2022 A, RB	5.00%	07/01/2035	145	163,603
District of Columbia, Series 2022 A, RB	5.00%	07/01/2036	95	106,492
District of Columbia, Series 2022 A, RB	5.00%	07/01/2037	85	94,562
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	80	87,804
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	$50	$54,357
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	110	118,622
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	240	256,723
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	180	188,411
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2032	10	11,498
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2034	60	68,417
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2035	15	16,986
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	150	168,705
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2037	50	55,787
District of Columbia, Series 2022, RB	5.00%	07/01/2038	55	60,750
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2032	60	68,127
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2032	55	62,962
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2032	5	5,724
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2032	60	68,991
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2032	50	57,110
District of Columbia Water & Sewer Authority, Series 2022 C1, RB	5.00%	10/01/2035	155	174,092
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	220	229,222
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2032	45	50,474
				2,551,716
Florida-3.83%
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	70	70,117
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	52,145
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2041	30	31,535
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	150	156,033
Broward (County of), FL School Board, Series 2022 B, COP	5.00%	07/01/2035	130	145,074
Broward (County of), FL School Board, Series 2022 B, COP	5.00%	07/01/2036	95	105,592
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	99,888
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2032	35	39,236
Central Florida Expressway Authority, Series 2024 B, RB, (INS - AGI)(a)	5.00%	07/01/2032	30	34,266
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2032	110	126,280
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	80	91,840
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2032	295	339,232
Florida (State of) (Capital Outlay), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2032	85	97,580
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	105	120,957
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	20	21,104
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	104,819
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	55	54,561
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.00%	07/01/2053	100	103,944
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	100,019
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	114,195
Jacksonville (City of), FL, Series 2025, RB	5.00%	10/01/2032	55	62,844
JEA Electric System, Third Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2032	40	45,731
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	75	80,558
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	104,632
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2043	30	31,833
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2046	10	10,439
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2047	25	26,028
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2048	195	202,635
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2049	555	575,588
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2051	10	10,350
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2052	155	161,472
Miami-Dade (County of), FL, Series 2024 B, RB	5.00%	10/01/2032	50	57,164
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	181,324
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	45,633
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2035	140	159,612
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2036	75	84,868
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2037	50	56,309
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	$135	$150,379
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2039	45	49,859
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2040	50	55,078
Palm Beach County School District, Series 2025 A, Ref. COP	5.00%	08/01/2032	25	28,537
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	15	16,995
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	26,686
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	135	143,027
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	102,217
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	75	77,548
Seminole (County of), FL, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2032	15	17,139
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	262,109
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	10	10,397
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	105,203
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	120	127,124
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	200	208,471
				5,286,206
Georgia-2.54%
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2039	20	21,914
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	21,547
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	110	117,532
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2032	15	17,229
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)(c)	5.00%	12/01/2032	90	103,425
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds(b)	5.00%	12/01/2032	20	22,983
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2036	180	202,930
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2037	15	16,796
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	40	44,466
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	35	38,709
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	15	16,438
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, Ref. GO Bonds	5.00%	12/01/2035	30	34,053
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	5.00%	07/01/2047	150	156,794
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	50	57,467
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2034	40	45,436
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	30	33,880
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	72,925
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2037	50	55,723
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	105	116,311
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,530
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	85	92,919
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	10,843
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	20	20,749
Downey Unified School District, Series 2025, GO Bonds	5.00%	04/01/2032	25	28,645
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2034	110	125,838
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2035	10	11,383
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2036	55	62,215
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	65	74,395
Georgia (State of) (Bid Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2032	50	57,664
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	180	203,481
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2032	70	80,730
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	100	115,329
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	80	88,668
Georgia (State of) Municipal Electric Authority, Series 2021, Ref. RB	5.00%	01/01/2046	60	61,614
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2032	15	17,191
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2034	15	17,033
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2035	35	39,526
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2036	45	50,501
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2037	20	22,275
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2038	10	11,070
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	70,383
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	20	21,478
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	80	83,858
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	$300	$317,779
Gwinnett County School District, Series 2025, Ref. GO Bonds	5.00%	02/01/2032	100	114,601
Metropolitan Atlanta Rapid Transit Authority, Series 2024 B, RB	5.00%	07/01/2032	95	109,189
Metropolitan Atlanta Rapid Transit Authority, Series 2025 B, Ref. RB	5.00%	07/01/2032	5	5,747
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2023 B, RB	5.00%	07/01/2032	25	28,734
Paulding (County of), GA Hospital Authority, Series 2022, Ref. RB	5.00%	04/01/2042	15	15,917
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	210	240,530
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2032	55	62,996
Private Colleges & Universities Authority (Mercer University), Series 2022, Ref. RB	5.25%	10/01/2051	35	36,473
				3,512,842
Guam-0.11%
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2034	65	71,546
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2041	60	62,709
Guam (Territory of) Power Authority, Series 2022 A, Ref. RB	5.00%	10/01/2042	20	20,774
				155,029
Hawaii-0.04%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	50	49,875
Idaho-0.21%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	210	220,699
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2032	15	17,181
Idaho State Building Authority (Schools Modernization), Series 2025, RB	5.00%	06/01/2032	50	57,271
				295,151
Illinois-5.98%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	131,044
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	150	156,369
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2032	205	229,824
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2032	35	39,176
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2033	20	22,238
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2034	20	22,264
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2035	25	27,699
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2035	275	303,199
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2036	150	165,101
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2036	85	93,182
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2037	30	32,681
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2038	20	21,732
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2038	45	48,693
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2039	20	21,574
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2040	15	16,107
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB	5.00%	01/01/2041	70	74,615
Chicago (City of), IL (O’Hare International Airport), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2039	35	38,085
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2032	175	197,338
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2032	70	81,310
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2032	55	62,218
Cook (County of), IL, Series 2022 A, Ref. RB	5.00%	11/15/2042	30	31,977
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	370	393,639
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	20	21,318
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2032	65	62,611
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2032	20	20,060
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	60	61,655
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2032	75	82,287
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	55	60,839
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2032	80	89,122
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	90	99,198
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	165	180,700
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2036	115	125,072
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	270	292,998
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	185	199,361
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	75	78,871
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	$45	$49,786
Illinois (State of), Series 2022 B, GO Bonds	5.25%	10/01/2035	165	183,740
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2032	40	44,561
Illinois (State of), Series 2022 C, GO Bonds	5.00%	10/01/2038	5	5,362
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2046	10	10,384
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	251,083
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2032	60	67,324
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2034	35	38,622
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2035	140	153,468
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2036	150	163,423
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2037	95	103,042
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2038	90	97,892
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2039	60	64,858
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	30	32,207
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	30	32,006
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	60	63,152
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	210,481
Illinois (State of), Series 2023 C, GO Bonds	5.00%	05/01/2032	25	27,898
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2032	10	11,177
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	240	265,126
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2035	145	159,087
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2036	270	294,000
Illinois (State of), Series 2024 A, RB	5.00%	06/15/2032	145	162,505
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2032	90	100,433
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2032	10	11,133
Illinois (State of), Series 2025 A, RB	5.00%	06/15/2032	75	84,054
Illinois (State of), Series 2025 C, GO Bonds	5.25%	09/01/2032	25	28,382
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2032	85	97,196
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	20	21,811
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	37,857
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	340	347,126
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	405	409,256
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 A, Ref. RB	5.00%	04/01/2032	120	135,545
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2032	5	5,648
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	30	34,098
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	30	32,124
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	160	168,855
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	415	431,276
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2032	40	45,418
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2032	165	182,260
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2032	15	16,569
				8,264,382
Indiana-1.02%
Greater Clark Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	6.00%	01/15/2042	5	5,597
Indiana (State of) Finance Authority, Series 2021, Ref. RB	5.00%	10/01/2032	30	33,718
Indiana (State of) Finance Authority, Series 2022, RB	5.00%	02/01/2032	25	28,466
Indiana (State of) Finance Authority, Series 2023 B, Ref. RB	5.00%	02/01/2032	20	22,773
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2034	30	33,793
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2035	120	134,490
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2036	55	61,129
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2037	130	143,149
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2038	35	38,577
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	15	16,726
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	55	57,828
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	340	379,056
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	88,247
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank, Series 2022, RB	5.00%	01/01/2053	$185	$190,276
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2041	20	21,768
IPS Multi-School Building Corp. (Social Bonds), Series 2023, RB, (CEP - Colorado Higher Education Intercept Program)	5.25%	07/15/2043	10	10,737
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	145,089
				1,411,419
Iowa-0.34%
Iowa (State of) Finance Authority (Green Bonds), Series 2022, Ref. RB	5.00%	08/01/2047	80	84,383
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	340	391,185
				475,568
Kansas-0.04%
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2032	25	28,668
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	09/01/2052	25	26,158
				54,826
Kentucky-0.28%
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2039	85	94,156
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2040	25	27,592
Kentucky (Commonwealth of) Property & Building Commission (No. 127), Series 2022 A, RB	5.25%	06/01/2041	20	22,022
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2032	35	39,898
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	123,131
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	75	80,482
				387,281
Louisiana-0.56%
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2032	15	17,046
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2032	65	74,536
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2032	115	131,337
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.), Series 2007, Ref. RB	3.50%	11/01/2032	225	221,398
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	60	66,393
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	40	41,414
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2037	165	181,244
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	40	41,150
				774,518
Maine-0.08%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2022 C, RB, (INS - AGI)(a)	5.13%	07/01/2052	25	25,975
University of Maine System, Series 2022, RB	5.50%	03/01/2057	75	79,421
				105,396
Maryland-1.79%
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2035	150	169,832
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	50	56,199
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2037	25	27,920
Maryland (State of), Series 2017 A, GO Bonds	3.25%	03/15/2032	85	85,314
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	225	258,445
Maryland (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	03/15/2032	45	51,526
Maryland (State of) (Bidding Group 1), Series 2024, GO Bonds	5.00%	06/01/2032	10	11,487
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	2.00%	08/01/2032	155	142,217
Maryland (State of) (Bidding Group 2), Second Series 2021 A, GO Bonds	5.00%	08/01/2032	125	140,998
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	310	347,400
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	125	142,191
Maryland (State of) Department of Transportation, Series 2021 A, RB	3.00%	10/01/2032	190	190,201
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	10	9,349
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2032	50	49,813
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2032	$225	$258,605
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2064	65	66,893
Maryland Economic Development Corp. (Morgan State University), Series 2022, RB	5.75%	07/01/2053	200	210,275
Montgomery (County of), MD, Series 2024 B, Ref. GO Bonds	5.00%	12/01/2032	65	75,190
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	125	133,280
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2032	15	17,260
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2034	10	11,401
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	10	11,273
				2,467,069
Massachusetts-3.76%
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2034	20	23,247
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2035	5	5,776
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2036	5	5,738
Boston (City of), MA, Series 2022 A, GO Bonds	5.00%	11/01/2040	10	11,183
Boston (City of), MA, Series 2022, GO Bonds	5.00%	11/01/2041	5	5,546
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2032	70	82,238
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2032	10	11,603
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.00%	09/01/2032	40	39,916
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2032	150	173,111
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2032	10	11,442
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	4.00%	02/01/2034	25	26,425
Massachusetts (Commonwealth of), Series 2022 A-1, Ref. RB	5.00%	07/01/2037	50	55,877
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2032	200	231,088
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2034	85	97,176
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	70	79,565
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2036	165	186,312
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2037	235	263,433
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	115	127,835
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2039	25	27,647
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	110	120,669
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	45	48,965
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	255	271,611
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	225	233,293
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	349,188
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2032	5	5,784
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	94,420
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	130	135,941
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	430	446,025
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2032	30	34,455
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2032	10	11,456
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2032	185	214,009
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2032	5	5,763
Massachusetts (Commonwealth of), Series 2024 C, Ref. GO Bonds	5.00%	09/01/2032	5	5,770
Massachusetts (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	07/01/2032	30	34,540
Massachusetts (Commonwealth of), Series 2025 E, GO Bonds	5.00%	08/01/2032	5	5,763
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	105	108,833
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2032	10	11,260
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2022 A-1, Ref. RB	5.00%	07/01/2036	15	16,872
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	115	126,373
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	30	32,704
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	260	293,781
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds) (Harvard University), Series 2022, RB	5.00%	11/15/2032	380	440,610
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College), Series 2022, RB	5.00%	07/01/2052	55	53,661
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2035	5	5,670
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2039	45	49,848
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	$275	$293,167
Massachusetts (Commonwealth of) Development Finance Agency (Springfield College), Series 2022, Ref. RB	5.00%	10/01/2038	55	61,210
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2034	20	22,773
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2036	35	39,451
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2037	40	44,809
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	70	83,032
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	20,976
				5,187,840
Michigan-1.29%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGI)(a)	5.25%	05/01/2032	95	107,035
Great Lakes Water Authority, Series 2022 A, RB	5.00%	07/01/2035	20	22,548
Great Lakes Water Authority, Series 2022 A, RB	5.25%	07/01/2052	500	529,458
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	165	174,908
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2032	20	22,870
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	30,059
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	25	28,278
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	45	52,053
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	15,682
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	158,400
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2032	30	33,903
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	115	127,055
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	30	32,956
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2038	270	275,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	40	43,573
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	111,833
Michigan State University Board of Trustees, Series 2023 A, Ref. RB	5.00%	02/15/2032	20	22,724
				1,788,335
Minnesota-1.16%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	40	41,811
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	535	555,821
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,274
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2023 A, Ref. RB	5.00%	01/01/2032	105	118,528
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	90,719
Minnesota (State of), Series 2021 B, GO Bonds	4.00%	09/01/2032	10	10,688
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	57,701
Minnesota (State of), Series 2023, COP	5.00%	11/01/2032	15	17,311
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	185	213,495
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2034	5	5,630
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	150	168,219
Osseo Independent School District No. 279, Series 2024 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	20	22,253
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	150	154,802
Rosemount-Apple Valley-Eagan Independent School District No 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2034	20	22,593
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2032	5	5,687
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2035	20	22,526
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2036	$60	$67,152
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2025, Ref. RB	5.00%	07/01/2032	10	11,128
				1,596,338
Mississippi-0.17%
University of Mississippi Educational Building Corp. (New Facilities), Series 2022, RB	4.50%	10/01/2052	235	235,271
Missouri-0.66%
Jefferson City School District, Series 2023 A, GO Bonds	5.50%	03/01/2043	5	5,466
Metropolitan St. Louis Sewer District, Series 2022 B, Ref. RB	5.25%	05/01/2052	100	105,541
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2032	55	61,392
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	70,028
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	115	131,564
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2032	335	384,159
Springfield School District No. R-12, Series 2023, GO Bonds	5.00%	03/01/2040	60	65,347
St. Louis School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2042	80	85,696
				909,193
Montana-0.19%
Montana State Board of Regents, Series 2022, RB, (INS - AGI)(a)	5.25%	11/15/2052	250	262,931
Nebraska-0.40%
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	130	135,326
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	340	356,732
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	50	57,024
				549,082
Nevada-0.23%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	150	167,765
Clark (County of), NV Department of Aviation, Series 2024 A, Ref. RB	5.00%	07/01/2032	50	56,850
Las Vegas (City of), NV Convention & Visitors Authority, Series 2022 B, RB	5.25%	07/01/2049	25	26,209
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	40	40,055
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	20,111
				310,990
New Jersey-3.14%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	84,335
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	720	776,908
New Jersey (State of), Series 2020, GO Bonds	3.00%	06/01/2032	55	55,625
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2032	180	164,508
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	53,871
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	15	15,801
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	27,729
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	22,031
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2038	15	16,416
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	136,804
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2022 A, RB	5.00%	03/01/2032	90	103,218
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	40	44,532
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	450	500,984
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	25	24,233
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	65	73,578
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2034	60	67,303
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2035	120	133,832
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2036	95	105,252
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	90	99,047
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2038	50	54,679
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 B, RB	5.00%	06/15/2034	25	28,253
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	35	39,294
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	35	38,161
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2032	20	22,937
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.00%	12/15/2032	$75	$87,184
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB(b)(c)	5.50%	12/15/2032	140	167,240
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	30	33,696
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2036	45	50,893
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2037	45	49,832
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	110	120,991
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	75	83,081
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	60	65,030
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	50	53,324
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	95	102,038
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	50	52,899
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2032	50	56,535
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2032	75	84,898
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2032	330	373,551
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2032	105	118,857
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2032	20	22,673
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	5.38%	11/15/2052	45	48,642
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	60	62,258
Union County Utilities Authority, Series 2011, Ref. RB	4.00%	06/15/2032	15	15,006
				4,337,959
New Mexico-0.17%
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2032	40	45,626
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	91,427
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	102,855
				239,908
New York-19.55%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2032	20	23,385
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2037	75	77,720
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2038	15	15,456
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2032	5	5,752
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2034	30	34,349
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	60	64,103
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	60	56,682
Metropolitan Transportation Authority, Series 2024 B, Ref. RB	5.00%	11/15/2032	55	62,233
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	15,179
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	20	20,923
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	210	217,552
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	40	41,390
Nassau County Local Economic Assistance Corp. (Cold Spring Harbor Laboratory), Series 2024, RB	5.00%	01/01/2032	30	34,409
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	255	254,337
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2032	20	22,892
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2032	60	69,197
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023 Ref. RB	5.00%	12/01/2032	25	28,989
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	150	158,567
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2032	130	147,405
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	35	38,942
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	45	50,069
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2032	5	5,590
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	190	213,978
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	20	22,336
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2036	75	83,218
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2037	80	88,234
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	190	207,812
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2039	70	76,256
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	50	53,336
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	325,178
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	215	228,072
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2032	30	34,009
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2032	15	17,005
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2022 D-1, GO Bonds	4.00%	05/01/2036	$10	$10,236
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	10	11,336
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	283,411
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2032	150	170,047
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	50	56,682
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2032	195	221,061
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2032	35	39,469
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2032	35	39,512
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2032	5	5,668
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2032	5	5,668
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2032	5	5,680
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2034	155	174,729
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2035	5	5,588
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	45	49,958
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.00%	10/01/2037	60	66,207
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2038	80	88,902
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	30	33,207
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	55	60,323
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	32,545
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	180	194,069
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	25	26,767
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	500	524,679
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	107,363
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2034	145	162,659
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2035	70	77,964
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2037	25	27,517
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2038	45	49,851
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	105	115,841
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	85	90,688
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	40	42,998
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	15	16,048
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	130	138,519
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2032	50	56,324
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2032	10	10,463
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	495	524,996
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, RB	3.13%	06/15/2032	20	20,001
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	225,929
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	20	22,946
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	245	257,380
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	165	188,260
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	126,535
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2032	20	22,946
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2032	15	16,718
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,632
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2034	30	33,889
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2036	50	55,671
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2037	105	115,817
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	95	103,439
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2040	15	16,440
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	215	230,961
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	55	59,467
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	170	179,426
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	30	31,283
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2032	50	57,158
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2035	175	200,280
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2036	270	306,036
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	10	11,146
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2036	155	171,905
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2037	70	76,957
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	4.00%	02/01/2038	$10	$10,189
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	180	195,360
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	35	37,579
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	58,810
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	135	143,199
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	10	10,521
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	80	83,563
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	430	443,654
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	5	5,124
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2032	10	11,500
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	80	91,221
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2036	160	180,025
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2037	160	178,859
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2038	65	72,115
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	20	22,639
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	83,876
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2036	290	321,629
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	75	82,454
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	10,189
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	11/01/2038	75	81,826
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	45	45,655
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	205	214,130
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	455	469,448
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	200	226,736
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	25	28,204
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	146,091
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	20	22,488
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2032	65	74,305
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2032	25	28,395
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2032	5	5,679
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2032	80	91,452
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2032	30	34,295
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2032	10	11,432
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2032	10	11,500
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2032	45	51,442
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2032	5	5,716
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2032	130	146,756
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2036	50	55,768
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	275	308,716
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	25	27,690
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	10	10,991
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	55	60,138
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	5	5,421
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	200	207,628
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	305,285
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	30	32,919
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	95	105,883
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2032	20	23,115
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	406,991
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2032	315	359,699
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	07/01/2032	30	34,285
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2034	170	191,516
New York (State of) Dormitory Authority, Series 2021, RB	5.00%	03/15/2036	75	83,444
New York (State of) Dormitory Authority, Series 2021, RB	4.00%	03/15/2040	5	5,020
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	215	245,509
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	15	15,652
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2035	15	15,631
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2036	45	50,067
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	125	138,214
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	445	477,209
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	$555	$575,053
New York (State of) Dormitory Authority, Series 2022, Ref. RB	5.00%	05/01/2038	30	32,363
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2032	70	81,310
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	10	11,480
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	230	262,637
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	17,157
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2035	105	117,682
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2036	50	55,606
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	10/01/2037	175	193,442
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2032	25	28,700
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2034	20	22,587
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	110	120,729
New York (State of) Dormitory Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	10/01/2039	15	16,377
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2032	5	5,719
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2035	135	151,172
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	5.00%	05/01/2037	35	38,038
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	10	9,390
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2032	250	280,502
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1997 C, Ref. RB	3.80%	08/01/2032	20	20,643
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGI)(a)	5.00%	11/15/2032	25	28,441
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2032	20	23,273
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2024 A, RB	5.00%	11/15/2032	50	58,392
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2032	35	39,027
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2032	30	34,409
New York (State of) Thruway Authority, Series 2024 Q, Ref. RB	5.00%	01/01/2032	20	22,939
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2032	5	5,691
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2032	145	165,034
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2034	5	5,682
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2036	55	61,852
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	35	39,078
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2038	210	232,655
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	90	98,994
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	40	43,573
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	330	339,692
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	66,756
New York (State of) Thruway Authority (Bidding Group 2), Series 2022 A, Ref. RB	5.00%	03/15/2035	185	209,367
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	130	140,474
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	25	26,778
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	110	115,697
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	280	292,654
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	475	491,192
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	3.00%	12/15/2032	150	150,017
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	90	94,392
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2032	20	23,142
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2032	150	171,285
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2035	50	56,718
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	105	118,288
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	245	277,911
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2038	50	56,346
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	85	95,049
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	107,808
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2032	150	169,283
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2032	5	5,722
New York State Urban Development Corp. (Bidding Group 1), Series 2023, Ref. RB	5.00%	03/15/2032	65	74,224
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	35	36,276
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.00%	07/01/2032	50	56,593
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	135	140,981
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	3.00%	06/01/2032	$75	$75,024
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	3.00%	05/15/2032	5	5,038
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	160	173,041
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	75	80,414
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2045	100	105,264
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	20	20,903
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.50%	11/15/2057	405	433,710
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	80	86,639
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	27,264
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	40	42,548
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	99,494
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	410	428,130
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2032	5	5,791
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	110	120,682
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	190	200,512
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	475	544,521
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2037	45	50,073
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, Ref. RB	5.00%	11/15/2038	155	171,132
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 S, Ref. RB	5.00%	11/15/2032	10	11,540
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	305	324,836
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	40	42,117
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	110	114,248
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	172,626
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2041	250	250,178
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	30	31,623
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	251,352
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	135	139,965
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	250	256,660
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	430	445,816
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2032	55	63,028
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	208,636
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2032	35	40,462
				27,002,138
North Carolina-0.74%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	51,839
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	21,226
Guildford (City of), NC, Series 2025, GO Bonds	5.00%	03/01/2032	100	114,748
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2032	40	46,217
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	40	45,759
Nash Health Care Systems, Series 2025, RB	5.00%	02/01/2032	65	72,015
North Carolina (State of), Series 2019 B, GO Bonds	2.00%	06/01/2032	15	13,908
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2032	60	68,680
North Carolina (State of), Series 2021, RB	5.00%	03/01/2032	30	33,494
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2032	70	80,127
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2032	25	28,617
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2034	85	96,095
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2036	60	67,125
North Carolina (State of) (Garvee), Series 2025, Ref. RB	5.00%	03/01/2032	25	28,454
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	132,795
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	20	22,361
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	80	91,982
				1,015,442
Ohio-1.41%
American Municipal Power, Inc. (AMP Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2032	20	22,198
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	145	154,445
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	65	65,005
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	55	63,213
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2032	20	22,987
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Franklin (County of), OH Convention Facilities Authority, Series 2024, Ref. RB	5.00%	12/01/2032	$5	$5,705
Kings Local School District, Series 2024, GO Bonds	5.25%	12/01/2054	35	36,708
Kings Local School District, Series 2024, GO Bonds	5.50%	12/01/2062	5	5,323
Northeast Ohio Regional Sewer District, Series 2024, Ref. RB	5.00%	11/15/2032	30	34,599
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2032	315	363,517
Ohio (State of), Series 2021 C, Ref. GO Bonds	5.00%	03/15/2032	155	177,577
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2032	70	80,196
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2032	40	46,136
Ohio (State of), Series 2025 A, GO Bonds	5.00%	06/15/2032	15	17,249
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2032	70	80,928
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2021, Ref. RB	5.00%	01/01/2034	75	83,739
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2024, Ref. RB	5.00%	01/01/2032	5	5,653
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2032	20	22,736
Ohio (State of) Water Development Authority (Green Bonds), Series 2022 A, RB	5.00%	12/01/2041	30	32,816
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	06/01/2032	5	5,743
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2032	100	115,677
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2032	50	57,838
Ohio State University (The) (Green Bonds), Series 2021, RB	5.00%	12/01/2032	105	118,723
Rickenbacker Port Authority, Series 2002, RB	5.38%	01/01/2032	100	111,119
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	210	219,442
				1,949,272
Oklahoma-0.62%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2032	30	33,710
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	111,783
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2023, RB	5.00%	09/01/2036	75	82,930
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2023, RB	5.00%	09/01/2041	305	328,048
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2032	25	28,269
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	255	271,496
				856,236
Oregon-0.83%
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2032	78	89,683
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2032	100	114,978
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	117,975
Oregon (State of) Department of Transportation, Series 2024, Ref. RB	5.00%	11/15/2032	440	507,447
Oregon (State of) Facilities Authority, Series 2014, Ref. RB	4.13%	11/15/2032	230	230,073
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	92,154
				1,152,310
Pennsylvania-3.74%
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	100	103,708
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2022, RB	5.00%	02/01/2032	55	62,726
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	10	10,932
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	208,164
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.00%	12/01/2042	25	26,981
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	60	63,956
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	345	401,218
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2042	5	5,335
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	50	51,873
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	100	99,948
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	140	140,993
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	79,490
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2032	150	171,707
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2032	350	400,651
Pennsylvania (Commonwealth of), First series 2024 C, GO Bonds	5.00%	08/15/2032	50	57,202
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	$70	$80,218
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2034	45	51,301
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	175	195,533
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	50	55,005
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	5	5,364
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2032	55	62,922
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2022 A, Ref. RB	5.00%	02/15/2038	30	32,325
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2039	25	26,836
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	5.00%	02/15/2047	10	10,252
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	181,461
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2032	20	22,488
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	3.00%	06/01/2032	50	49,918
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2032	85	97,914
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	15	15,857
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	37,527
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	335	354,907
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	160	167,603
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	410	441,926
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2032	100	113,690
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, Ref. RB	5.00%	08/01/2032	10	11,343
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	75	84,985
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2047	45	46,819
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	270	279,179
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2035	145	161,813
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System), Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2036	65	71,921
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2032	160	182,730
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.00%	06/01/2035	20	22,505
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.00%	06/01/2038	30	33,071
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.25%	06/01/2042	30	32,554
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2034	20	22,629
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.00%	06/01/2037	30	33,317
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	110,185
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2041	150	164,069
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	10	10,479
Temple University-of The Commonwealth System of Higher Education, First series 2025, Ref. RB, (INS - AGI)(a)	5.00%	04/01/2032	5	5,691
				5,161,221
Puerto Rico-0.07%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	101,333
Rhode Island-0.03%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	35	38,257
South Carolina-0.49%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	104,971
Lexington & Richland School District No. 5, Series 2021 B, Ref. GO Bonds	4.00%	03/01/2032	15	16,113
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	65	72,349
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	153,930
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2039	10	10,032
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2033	55	61,278
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2040	5	4,963
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	$10	$10,407
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	125	135,663
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.25%	12/01/2038	15	16,640
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB, (INS - AGI)(a)	5.75%	12/01/2052	5	5,412
South Island Public Service District, Series 2022, RB	5.00%	04/01/2047	15	15,640
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	74,002
				681,400
Tennessee-0.65%
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	153,291
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	40	41,244
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	21,140
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 A, GO Bonds	4.00%	01/01/2035	25	26,381
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2036	35	38,975
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	5.00%	01/01/2037	195	215,843
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2039	15	15,379
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	10	10,025
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2032	5	5,383
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	5.00%	01/01/2034	20	22,474
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	4.00%	01/01/2036	30	31,475
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 A, GO Bonds	5.00%	01/01/2032	5	5,695
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2032	40	45,966
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	263,559
				896,830
Texas-9.42%
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	25	26,165
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	63,116
Austin (City of), TX, Series 2023 B, Ref. RB	5.00%	11/15/2032	10	11,423
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2032	15	17,171
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	125	143,133
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2032	25	28,618
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	30	34,088
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	50	57,271
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	160	172,172
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	165	172,436
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2032	10	11,332
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	175	201,018
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2034	60	68,236
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	190	203,291
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2032	5	5,743
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	94,520
Bullard Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	75	78,132
Celina (City of), TX, Series 2022, GO Bonds	5.00%	09/01/2047	20	20,914
Central Texas Turnpike System, Series 2024 C, Ref. RB	5.00%	08/15/2032	90	102,017
Clear Creek Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	35	39,681
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	40	45,301
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	10	9,493
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	50	51,508
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	105	107,637
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	84,793
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	20	22,471
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	$55	$61,379
Cypress-Fairbanks Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	50	56,748
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	5.00%	11/01/2040	55	59,898
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2032	25	28,562
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	28,293
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	35	39,370
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2036	25	27,934
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	85	94,337
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	30	33,094
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	45	49,388
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2050	15	15,568
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2032	235	268,483
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2032	40	45,699
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	100	113,252
Dallas (City of), TX, Series 2024 A, GO Bonds	5.00%	02/15/2032	15	16,988
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2032	10	11,325
Dallas (City of), TX, Series 2024 C, Ref. GO Bonds	5.00%	02/15/2032	40	45,301
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	43,251
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	21,455
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	155	161,787
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2032	20	22,675
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	104,363
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	120,232
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	103,058
Fredericksburg Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	15	15,618
Frisco Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	30	33,976
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	150	170,061
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	103,543
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	20	21,057
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	199,860
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2032	50	57,004
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2032	5	5,716
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2032	20	22,468
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	100	103,134
Highland Park Independent School District, Series 2024, Ref. GO Bonds	5.00%	02/15/2032	115	131,016
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	35	42,012
Houston (City of), TX, Series 2014, RB	4.00%	11/15/2032	135	135,055
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2032	35	40,053
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	110	114,715
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	25	28,502
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	60	67,372
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	215	239,954
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	60	66,526
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	90	99,152
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	5	5,477
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	100	108,524
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	10	10,427
Klein Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	5	5,714
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	100	96,243
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2032	45	51,541
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	60	66,877
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2032	5	5,638
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.50%	05/15/2047	$250	$264,724
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2032	120	136,062
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2034	55	61,884
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2035	5	5,589
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	20	21,379
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	25	28,282
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	103,538
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	55	54,916
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	105	109,092
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	70	77,611
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2039	150	163,137
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	40	43,117
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2032	15	16,924
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2032	10	11,253
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	240	250,109
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	75	82,070
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	50	54,454
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	67,738
Permanent University Fund - Texas A&M University System, Series 2023, RB	5.00%	07/01/2038	20	22,153
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2032	10	11,435
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2039	35	38,566
Permanent University Fund - University of Texas A&M System, Series 2023, RB	5.00%	07/01/2040	40	43,682
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	210	240,132
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	35	37,565
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2034	25	28,344
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	114,674
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	200	207,023
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	80	83,296
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	112,415
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	73,415
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	163,242
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2035	15	16,795
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	200	222,061
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	30	33,091
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2038	10	10,954
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	10	10,699
San Antonio (City of), TX, Series 2015, Ref. RB	4.00%	02/01/2032	40	42,394
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	100	105,975
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	103,643
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,267
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2035	30	33,435
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	104,440
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	10	10,586
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	104,193
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	104,614
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2032	5	5,663
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2032	35	39,788
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2034	20	22,523
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2035	5	5,599
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2036	35	38,935
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2037	$55	$60,784
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	76,895
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2039	70	76,498
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	60	65,106
Tarrant County Cultural Education Facilities Finance Corp., Series 2022, RB	5.00%	10/01/2040	10	10,718
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	85	90,585
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	100	103,085
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2024 A, RB	5.00%	07/01/2032	205	227,050
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	40	43,219
Tennessee (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2032	105	120,469
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2032	15	17,042
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2032	370	424,011
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2032	10	11,246
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	100	113,802
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	45,246
Texas (State of) Water Development Board, Series 2022, RB	4.45%	10/15/2036	20	21,420
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	37,339
Texas (State of) Water Development Board, Series 2022, RB	4.55%	10/15/2038	10	10,608
Texas (State of) Water Development Board, Series 2022, RB	4.60%	10/15/2039	5	5,304
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	5	5,277
Texas (State of) Water Development Board, Series 2022, RB	5.00%	08/01/2041	5	5,417
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	205	215,598
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	104,748
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2032	30	34,437
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	275	287,160
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2032	185	211,174
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	280	307,860
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2032	35	39,553
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2032	60	67,955
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	105	105,655
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	80	90,455
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	45	50,532
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2035	25	27,971
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2036	25	27,795
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2037	15	16,575
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2038	25	27,295
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2040	40	43,251
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2041	30	32,199
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	160	170,438
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	141,781
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGI)(a)	5.50%	12/15/2050	40	43,064
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	150	144,285
				13,006,733
Utah-1.62%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	135	149,859
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	112,993
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2034	105	117,782
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2035	5	5,567
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2037	50	54,937
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2038	110	120,095
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2039	30	32,557
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	120	129,214
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	120	128,174
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	130	137,892
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	60	64,062
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	100	105,943
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	25	25,895
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
University of Utah (The), Series 2022 B, RB	5.00%	08/01/2036	$65	$72,829
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	100	114,411
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	40	45,350
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2035	35	39,467
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	140	155,931
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2038	50	55,300
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2039	40	44,028
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	95	103,662
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	135	145,066
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGI)(a)	5.25%	06/15/2032	95	106,823
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2032	45	51,892
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.25%	06/01/2037	40	44,758
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	4.38%	06/01/2040	40	41,617
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	5.50%	06/01/2040	30	33,599
				2,239,703
Virginia-1.85%
Fairfax (County of), VA, Series 2023 A, GO Bonds	5.00%	10/01/2032	5	5,725
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	161,072
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	30	32,011
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2036	10	10,513
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2032	15	17,332
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2036	15	16,656
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	5.00%	05/15/2037	25	27,601
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	250	247,907
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2023, Ref. RB	5.00%	05/15/2032	10	11,332
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	75	78,286
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	155,604
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2034	35	37,472
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	4.00%	02/01/2032	5	5,282
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2022, RB	5.00%	02/01/2032	60	68,392
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2024, RB	5.00%	02/01/2032	20	22,797
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	175	174,275
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2035	75	84,561
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022 A, RB	5.00%	02/01/2036	75	84,030
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	35	38,367
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	40	42,997
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	170	193,777
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2037	45	50,084
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	5.00%	02/01/2038	45	49,807
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2032	35	39,895
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	40	45,074
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	55	63,180
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	20	22,766
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	105	118,877
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	$65	$73,038
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2037	80	89,307
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	104,806
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	100	106,238
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	5.00%	05/15/2032	80	91,728
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2035	25	26,572
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2036	90	94,876
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2037	60	62,716
				2,554,953
Washington-3.93%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	75	85,051
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	65	71,689
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	103,886
Energy Northwest, Series 2022 A, Ref. RB	5.00%	07/01/2035	10	11,274
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2032	40	45,896
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2032	40	45,896
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2032	15	17,211
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2034	15	17,028
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2035	30	33,822
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2036	295	330,312
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2037	275	305,935
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	30	32,821
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	20	21,776
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	35	37,766
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	115	129,832
King (County of), WA, Series 2023, RB	5.00%	01/01/2032	10	11,385
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	35	35,070
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	20	22,956
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,688
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	30	33,452
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	20	22,053
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	344,971
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	25	27,153
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	25	27,943
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	70	77,768
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2039	10	10,256
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	10	10,210
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	35	36,541
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	15	15,548
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	22,776
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2032	20	22,882
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	45	51,774
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	$30	$34,147
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	50	55,721
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	85	94,152
University of Washington, Series 2024 A, RB	5.00%	04/01/2032	5	5,698
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2032	25	28,587
Washington (State of), Series 2021 A, Ref. GO Bonds	4.00%	02/01/2035	30	31,573
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2032	5	5,699
Washington (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2032	20	22,797
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2032	25	28,702
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2032	70	79,791
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2032	15	17,098
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2032	365	418,561
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2032	135	154,989
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	115	132,027
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2034	45	51,096
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2035	125	141,222
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2036	30	33,671
Washington (State of) (Bid Group 1), Series 2023 B, GO Bonds	5.00%	02/01/2032	105	119,686
Washington (State of) (Bid Group 1), Series 2024-A, GO Bonds	5.00%	08/01/2032	80	91,845
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	70	77,583
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	5	5,513
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,465
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	205	222,233
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	125	134,397
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	300	320,248
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	112,825
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2035	185	207,895
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2036	85	94,980
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2037	95	105,508
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2038	55	60,719
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2039	55	60,398
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	43,136
Washington (State of) (Bid Group 2), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	20	21,232
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2032	40	45,923
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	40	42,454
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	25	26,411
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	60	63,079
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	5	5,435
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	10	10,703
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	10	10,627
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	25	26,316
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	105	110,019
				5,428,782
Wisconsin-1.27%
Wisconsin (State of), Series 2022 4, Ref. GO Bonds	5.00%	05/01/2032	95	109,108
Wisconsin (State of), Series 2022 A, GO Bonds	5.00%	05/01/2032	20	22,516
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	105	118,187
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	60	67,110
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	20	22,230
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	65	71,846
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2040	45	49,295
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2041	10	10,875
Wisconsin (State of), Series 2023 B, GO Bonds	5.00%	05/01/2043	20	21,433
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	130	149,305
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2032	30	34,455
Wisconsin (State of), Series 2025-3, GO Bonds	5.00%	05/01/2032	125	143,563
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2032	55	63,214
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2024-2, Ref. RB	5.00%	07/01/2032	$270	$310,326
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	5	5,297
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	35	37,473
Wisconsin (State of) Public Finance Authority, Series 2022 A, RB	5.00%	10/01/2052	140	142,523
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	350	367,313
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy), Series 2024 B, RB	5.25%	07/01/2044	5	5,275
				1,751,344
TOTAL INVESTMENTS IN SECURITIES(d)-98.14% (Cost $134,429,585)				135,552,789
OTHER ASSETS LESS LIABILITIES-1.86%				2,566,079
NET ASSETS-100.00%				$138,118,868

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.18%
Alabama-2.10%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2033	$20	$22,529
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	15	15,006
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2033	20	22,660
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2036	30	33,343
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2037	60	66,141
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2039	75	81,592
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	100	108,954
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	120	129,254
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	600	633,255
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	5	5,492
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	445	475,518
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	100	106,195
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	25	26,004
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	50	52,702
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	300	318,935
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	15	15,713
Saraland (City of), AL, Series 2023 B, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2053	10	10,374
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2016 B, Ref. RB	3.25%	09/01/2033	40	39,968
				2,163,635
Alaska-0.07%
Alaska (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	10	11,595
Alaska (State of), Series 2025 A, Ref. RB	5.00%	10/01/2033	5	5,781
Alaska Housing Finance Corp. (Veterans Mortgage), First Series 2025, RB, (CEP - GNMA)	4.88%	12/01/2049	50	50,892
				68,268
Arizona-1.35%
Arizona (State of) Department of Transportation, Series 2023, RB	5.00%	07/01/2033	15	17,410
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2033	35	39,948
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	100	99,894
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2024 A, GO Bonds	5.00%	07/01/2040	5	5,525
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2035	25	28,645
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	80	90,991
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2037	65	73,393
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2040	10	11,036
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2041	10	10,936
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	15	16,124
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	140	150,586
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	160	171,754
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	275	289,500
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	115	120,161
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	250	271,251
				1,397,154
Arkansas-0.12%
Pulaski (County of), AR, Series 2023, RB	5.25%	03/01/2053	115	120,627
California-16.96%
Alameda (County of), CA Joint Powers Authority (Highland Hospital Project), Series 2023, Ref. RB	5.00%	12/01/2033	55	65,174
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	130	137,925
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2033	35	41,556
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	215	226,314
Benicia Unified School District (Election of 2004), Series 2024 A, GO Bonds	5.00%	08/01/2053	100	105,737
Burlingame School District, Series 2023 B, GO Bonds	5.00%	08/01/2052	10	10,560
California (State of), Series 2015 C, Ref. GO Bonds(b)(c)	3.38%	12/30/2025	50	50,033
California (State of), Series 2015, Ref. GO Bonds(b)(c)	3.50%	12/30/2025	85	85,065
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	285	282,830
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	190	190,697
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	10	11,470
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022, GO Bonds	5.00%	04/01/2033	$230	$268,676
California (State of), Series 2022, GO Bonds	5.00%	09/01/2033	5	5,768
California (State of), Series 2023, GO Bonds	5.00%	09/01/2033	30	35,228
California (State of), Series 2023, GO Bonds	5.00%	10/01/2033	15	17,479
California (State of), Series 2023, GO Bonds	5.00%	09/01/2035	10	11,682
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	280	324,611
California (State of), Series 2023, GO Bonds	5.00%	09/01/2036	50	57,717
California (State of), Series 2023, GO Bonds	5.00%	09/01/2037	55	62,936
California (State of), Series 2023, GO Bonds	5.00%	09/01/2038	75	85,237
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	90	101,085
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	400	429,556
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	15	16,366
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	500	538,887
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	85	99,813
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2033	90	104,873
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2036	170	194,852
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	325	356,198
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	55	59,991
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	55	64,585
California (State of), Series 2024, GO Bonds	5.00%	09/01/2033	20	23,485
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2033	45	52,789
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2033	75	88,070
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2033	135	157,529
California (State of) Educational Facilities Authority (Stanford University), Series 2023 V-3, RB	5.00%	06/01/2033	150	179,684
California (State of) Educational Facilities Authority (University of the Pacific), Series 2023, RB	5.00%	11/01/2053	5	5,230
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	50	50,008
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2033	20	23,591
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2038	90	102,708
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2039	30	34,061
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	375	418,677
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	30	32,862
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	115	125,114
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2023 A, RB	5.00%	08/15/2033	40	47,780
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2033	25	29,356
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	180	213,986
California (State of) Infrastructure & Economic Development Bank (The J. Paul Getty Trust), Series 2023, Ref. RB	5.00%	04/01/2033	25	29,720
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024 A, Ref. RB	5.00%	08/01/2033	45	53,306
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2033	50	58,675
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2036	20	23,042
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2037	70	80,088
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2038	30	34,090
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	4.50%	11/01/2043	10	10,306
California (State of) Public Works Board (Various Capital), Series 2023 D, RB	5.00%	11/01/2044	15	16,202
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	12/01/2033	20	23,136
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2035	45	52,225
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2038	140	158,902
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2033	50	58,675
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	85	84,974
California State University, Series 2023 A, RB	5.25%	11/01/2048	120	130,085
California State University, Series 2023 A, RB	5.25%	11/01/2053	5	5,379
Central Unified School District, Series 2023 B, GO Bonds	4.00%	08/01/2050	5	4,774
Central Unified School District, Series 2023 B, GO Bonds	5.25%	08/01/2052	105	112,375
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	250	249,214
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2040	25	28,452
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2044	30	32,912
East Bay Municipal Utility District, Series 2024 B, Ref. RB	5.00%	06/01/2044	20	21,941
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2033	$5	$5,989
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2041	20	22,557
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2042	175	195,471
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	20	21,200
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	100	100,578
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	45	51,132
Hayward Area Recreation & Park District, Series 2023 B, GO Bonds	5.00%	08/01/2052	40	42,300
Imperial (County of), CA Community College District (Election of 2022), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2053	10	10,682
Imperial Irrigation District, Series 2016 C, Ref. RB	3.00%	11/01/2033	105	104,674
Indio Electric Financing Authority, Series 2023, RB	5.25%	01/01/2053	100	107,449
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	399,800
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	100	105,643
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2033	25	29,866
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2037	30	34,658
Los Angeles (City of), CA, Series 2023 A, RB	5.00%	02/01/2038	140	160,241
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	60	67,471
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2035	220	248,643
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	30	31,118
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.00%	07/01/2037	65	72,198
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	26,220
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	130	140,668
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	10	10,720
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,319
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2035	20	22,604
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2036	15	16,812
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2038	100	110,512
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2041	30	32,462
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2042	55	58,961
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2043	70	74,470
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2044	170	179,691
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	70	72,679
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	22,829
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2033	15	17,122
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2033	70	79,902
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2033	25	29,814
Los Angeles (County of), CA Metropolitan Transportation Authority (Senior Bonds), Series 2023, Ref. RB	5.00%	07/01/2033	75	89,548
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2033	5	5,969
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2033	195	232,976
Los Angeles Unified School District, Series 2025 A, Ref. GO Bonds	5.00%	07/01/2033	5	5,974
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2037	45	51,639
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	60	68,326
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2039	10	11,311
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	50	55,942
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	90	99,733
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	105	115,054
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	230	248,390
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	30	35,734
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,956
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,956
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)(c)	5.00%	10/01/2033	5	5,956
Los Angeles Unified School District (Green Bonds), Series 2023, COP(b)	5.00%	10/01/2033	20	23,822
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2035	25	29,286
Los Angeles Unified School District (Green Bonds), Series 2023, COP	5.00%	10/01/2038	5	5,696
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	50	53,378
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	23,524
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	190	203,453
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2033	$35	$35,255
Norwalk-La Mirada Unified School District, Series 2023 F, GO Bonds	5.00%	08/01/2051	170	179,863
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	90	94,257
Oakland (City of), CA, Series 2023 D, GO Bonds	5.25%	07/15/2048	50	53,728
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	150	161,425
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2048	90	96,068
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	50	53,036
Rialto Unified School District (Election of 2022), Series 2023, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	40	41,912
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	265	283,489
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	95	100,731
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 N-1, Ref. RB	5.00%	11/15/2033	10	11,995
Sacramento Transportation Authority (Measure A), Series 2023 A, Ref. RB	5.00%	10/01/2037	20	23,434
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2033	20	24,045
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2036	40	47,223
Sacramento Transportation Authority (Measure A), Series 2023, Ref. RB	5.00%	10/01/2038	5	5,803
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	50	54,225
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2035	20	23,610
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2036	55	64,380
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	75,451
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2038	10	11,514
San Diego Unified School District, Series 2016, Ref. GO Bonds	3.00%	07/01/2033	50	50,023
San Diego Unified School District (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2048	30	32,086
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	80	88,129
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	155	165,775
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	50	52,810
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2033	15	17,550
San Francisco (City & County of), CA, Series 2024, Ref. GO Bonds	5.00%	06/15/2033	15	17,909
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	55	59,508
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	135	145,012
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, RB	5.25%	11/01/2048	35	37,991
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2033	30	35,244
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2036	105	123,569
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2038	60	63,511
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	5.00%	11/01/2038	110	127,511
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	70	76,725
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	120	130,254
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	10	10,708
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure), Series 2023, RB, (INS - AGI)(a)	5.25%	08/01/2053	130	138,110
San Francisco (City of), CA, Series 2023, Ref. RB	5.00%	11/01/2035	55	65,219
San Francisco (City of), CA, Series 2025, Ref. RB	5.00%	11/01/2033	10	11,997
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2033	145	145,072
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	127,902
San Mateo County Transit District, Series 2025 A, Ref. RB	5.00%	06/01/2033	5	5,986
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	75	79,859
Santa Clara Unified School District, Series 2024, Ref. GO Bonds	5.00%	07/01/2033	20	23,926
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2033	35	41,661
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	60	70,565
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2036	60	70,101
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	80	87,918
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2035	150	170,072
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2037	5	5,588
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.00%	07/01/2039	$25	$27,659
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	210	218,448
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.25%	07/01/2053	85	89,395
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2033	100	116,387
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	20	23,774
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2035	175	205,378
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2037	20	22,995
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2033	50	59,436
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2035	50	58,680
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	100	115,956
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2037	155	178,215
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2038	255	290,457
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2039	10	11,323
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	300	334,375
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	65	71,781
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	155	169,559
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	70	83,210
University of California, Series 2023 BQ, RB	5.00%	05/15/2035	165	193,642
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2033	55	65,379
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2033	15	17,831
University of California, Series 2024, Ref. RB	5.00%	05/15/2033	30	35,661
University of California, Series 2025, Ref. RB	5.00%	05/15/2033	10	11,887
Victor Valley Community College District (Election of 2008), Series 2024 E, GO Bonds	5.00%	08/01/2051	200	210,663
Washington Township Health Care District, Series 2023 A, RB	5.75%	07/01/2048	5	5,338
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	35	38,268
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	125	137,218
				17,499,032
Colorado-0.89%
Board of Governors of Colorado State University System, Series 2013 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	03/01/2033	45	51,351
Bromley Park Metropolitan District No. 2, Series 2023, Ref. GO Bonds, (INS - BAM)(a)	5.38%	12/01/2053	50	53,261
Centennial Water & Sanitation District, Series 2024, RB	5.25%	12/01/2053	175	187,758
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2033	15	16,915
Colorado (State of) Regional Transportation District (Fastracks), Series 2023 A, Ref. RB	5.00%	11/01/2037	25	28,189
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2048	5	5,373
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	200	212,703
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	65	69,149
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2033	5	5,788
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2041	10	10,935
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2042	10	10,829
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2035	30	34,453
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2036	45	51,184
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2037	75	84,603
Midtown Clear Creek Metropolitan District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	12/01/2053	50	52,594
University of Colorado, Series 2017 A-2, Ref. RB(b)	3.00%	06/01/2033	25	25,004
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	15	14,909
				914,998
Connecticut-1.11%
Connecticut (State of), Series 2016 A, GO Bonds	3.25%	03/15/2033	20	20,012
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	35	35,022
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	40	42,834
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2033	125	144,801
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2033	5	5,761
Connecticut (State of), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2033	60	69,238
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2033	195	226,801
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2033	30	34,910
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Green Bonds), Series 2021 B, GO Bonds	3.00%	06/01/2033	$30	$29,878
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2034	35	40,009
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2035	40	45,500
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2036	15	16,939
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2037	215	241,121
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2038	25	27,847
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	30	32,723
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	15	16,473
New Haven (City of), CT, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/01/2033	50	57,117
University of Connecticut, Series 2023 A, RB	5.25%	11/15/2048	50	54,011
				1,140,997
Delaware-0.27%
Delaware (State of), Series 2021, Ref. GO Bonds	3.00%	02/01/2033	55	55,336
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	10	11,657
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	90	103,898
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	80,276
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	25	28,253
				279,420
District of Columbia-2.59%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2033	150	170,837
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	90	102,994
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2035	90	102,705
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2036	45	50,991
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2037	45	50,580
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	100	111,497
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2039	15	16,595
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	15	16,273
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	5	5,376
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	126,782
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	125	133,147
District of Columbia, Series 2023 A, RB	5.00%	05/01/2038	95	106,159
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	60	65,936
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	20	21,772
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,195
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	278,272
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	290	310,260
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2033	20	23,174
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2035	35	39,821
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2041	25	27,149
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	110	116,380
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2041	10	10,860
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2042	50	53,801
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	155	161,562
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	205	219,433
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	80	83,961
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2036	40	45,158
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2037	30	33,621
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2039	75	82,941
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2040	40	43,868
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	40	43,041
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	5	5,331
				2,676,472
Florida-3.11%
Brevard (County of), FL, Series 2023, RB	5.50%	09/01/2053	25	27,256
Broward (County of), FL School Board, Series 2016 A, Ref. COP	3.25%	07/01/2033	155	155,057
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	170	183,395
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	40	42,592
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2033	50	58,162
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	$5	$5,816
Florida (State of), Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	245	285,541
Florida (State of) Board of Governors (University of North Florida), Series 2023 A, RB, (INS - BAM)(a)	5.00%	11/01/2053	25	25,827
Florida (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	07/01/2033	20	23,168
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	125	123,208
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	170	185,959
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	70	75,738
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2048	30	32,816
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	55	60,028
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	50	53,445
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	157,471
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	106,967
JEA Electric System, Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2033	30	34,686
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2044	5	5,334
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	300	324,382
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	150	161,904
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	150	163,653
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2033	10	11,429
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2035	15	16,964
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2036	30	33,688
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2038	155	172,543
Miami (City of) & Dade (County of), FL School Board (The), Series 2016 C, Ref. COP	3.25%	02/01/2033	145	145,005
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	40	41,520
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	5	5,248
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	40	41,635
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	20	22,663
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	55	59,500
Orange (County of), FL School Board, Series 2024 A, COP	5.00%	08/01/2033	15	17,280
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	104,633
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2036	50	56,135
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2037	10	11,138
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2039	10	10,970
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	75	76,993
Sarasota (County of), FL School Board, Series 2023 A, COP	5.00%	07/01/2036	30	33,926
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2035	40	45,556
Sarasota (County of), FL School Board, Series 2023 B, COP	5.00%	07/01/2037	5	5,620
				3,204,851
Georgia-1.83%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2033	135	156,848
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	5	5,312
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	175	182,517
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2033	70	81,042
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	5	5,211
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2033	85	96,908
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,006
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2033	5	5,742
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2033	5	5,808
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	29,222
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	344,729
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2037	5	5,704
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2038	190	215,262
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	48,573
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	125	127,012
Georgia (State of) Municipal Electric Authority (Project One), Series 2024 B, Ref. RB	5.00%	01/01/2033	35	39,537
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2033	55	62,697
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2033	5	5,822
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2033	25	29,109
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Private Colleges & Universities Authority (Emory University), Series 2023 B, RB	5.00%	09/01/2033	$250	$289,750
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.00%	09/01/2033	125	144,875
				1,886,686
Hawaii-0.07%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	24,802
Hawaii (State of), Series 2017 FK, GO Bonds	3.25%	05/01/2033	10	10,018
Honolulu (City & County of), HI, Series 2025 F, Ref. GO Bonds	5.00%	07/01/2033	20	23,138
Honolulu (City & County of), HI (Green Bonds), Series 2023, RB	5.25%	07/01/2053	15	16,038
				73,996
Idaho-0.41%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2040	35	38,839
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	25	27,483
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	268,592
Idaho State Building Authority, Series 2024 A, RB	5.00%	06/01/2033	80	92,705
				427,619
Illinois-4.00%
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	70	73,464
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2053	25	26,029
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2033	185	207,104
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2041	125	125,650
Chicago (City of), IL, Series 2024 B, Ref. GO Bonds	5.00%	01/01/2033	170	180,404
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2041	240	260,552
Chicago (City of), IL (O’Hare International Airport), Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2043	25	26,665
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2033	30	34,259
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2037	25	26,997
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	175,949
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2041	25	25,865
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2007 C, Ref. GO Bonds	5.25%	12/01/2033	35	41,161
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2033	10	11,461
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2035	125	141,615
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2033	70	79,544
Illinois (State of), Series 2016 D, Ref. RB	3.00%	06/15/2033	85	80,955
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2033	10	10,222
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	155	172,635
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2033	5	5,543
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2033	45	50,834
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2036	35	38,544
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2037	15	16,366
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2038	75	81,111
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2039	100	107,535
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	15	15,469
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	500	510,408
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	105	116,725
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2033	25	28,137
Illinois (State of), Series 2024 B, GO Bonds	5.00%	10/01/2036	5	5,505
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2033	40	44,944
Illinois (State of), Series 2025 C, GO Bonds	5.25%	09/01/2033	85	97,388
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2033	30	30,549
Illinois (State of) Finance Authority (Green Bonds), Series 2025 B, RB	5.00%	07/01/2033	10	11,577
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	100	105,959
Illinois (State of) Finance Authority (The University of Chicago), Series 2024 B, Ref. RB	5.00%	04/01/2033	65	74,336
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.00%	04/01/2033	120	137,236
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	60	68,963
Illinois (State of) Municipal Electric Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2033	30	34,311
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	185	199,630
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	75	81,351
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	140	148,467
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	160	171,745
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	$80	$88,804
Sales Tax Securitization Corp., Series 2023 A, Ref. RB	5.00%	01/01/2033	40	44,402
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2035	90	98,582
Springfield (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2033	10	11,286
				4,126,238
Indiana-1.12%
Indiana (State of) Finance Authority (Citizens Energy Group), Series 2023, Ref. RB	5.00%	10/01/2035	40	45,669
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.00%	02/01/2033	15	16,960
Indiana (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	02/01/2035	65	74,505
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	25	27,078
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	107,147
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	75	77,212
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2033	40	44,848
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	100	99,425
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	10	10,306
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2058	150	154,126
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	200	208,183
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	125	132,759
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority), Series 2023, RB	5.00%	01/01/2048	50	51,867
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2043	20	21,293
Indianapolis Local Public Improvement Bond Bank (Metropolitan Throughfare), Series 2024, RB	5.00%	01/01/2044	80	84,653
				1,156,031
Iowa-0.38%
Iowa (State of) Finance Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	08/01/2036	35	39,934
Iowa (State of) Finance Authority (Green Bonds), Series 2023, RB	5.25%	08/01/2048	100	107,821
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2035	155	178,165
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2037	10	11,326
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2039	50	55,952
				393,198
Kentucky-0.82%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGI)(a)	4.50%	10/01/2053	150	150,101
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2033	20	22,816
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	173,832
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	20	21,536
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2003, Ref. RB	2.00%	10/01/2033	5	4,352
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 A, Ref. RB	5.00%	05/15/2035	180	205,317
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	40	41,679
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 B, Ref. RB	5.00%	05/15/2036	155	175,249
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	50	52,032
				846,914
Louisiana-1.03%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	263,184
Lafayette (City of), LA, Series 2023, RB, (INS - BAM)(a)	5.13%	11/01/2048	10	10,480
Louisiana (State of), Series 2017 B, GO Bonds	3.00%	10/01/2033	25	24,517
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	10	11,557
Louisiana (State of), Series 2023, RB	5.00%	09/01/2033	45	51,917
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2033	15	17,234
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2033	100	116,052
Louisiana (State of) (Garvee), Series 2023, RB	5.00%	09/01/2035	80	91,580
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2036	10	11,258
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	210	227,189
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	100	102,856
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	135	139,991
				1,067,815
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.00%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	5.25%	07/01/2048	$5	$5,305
Maryland-1.15%
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	20	21,055
Maryland (State of), First series 2024 A, GO Bonds	5.00%	06/01/2033	50	58,163
Maryland (State of), Series 2022, GO Bonds	5.00%	06/01/2033	75	85,648
Maryland (State of) (Bidding Group 2), First Series 2023 A, GO Bonds	5.00%	03/15/2035	45	51,736
Maryland (State of) (Bidding Group 2), Series 2019 A, GO Bonds	2.13%	08/01/2033	40	36,368
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2036	45	51,389
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	135	127,806
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	158,801
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2036	240	270,799
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	113,587
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2037	50	55,953
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	40	39,684
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2033	65	75,684
Montgomery (County of), MD, Series 2020 A, GO Bonds	3.00%	08/01/2033	40	40,078
				1,186,751
Massachusetts-4.05%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	107,677
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2041	10	11,230
Boston (City of), MA, Series 2023, A GO Bonds	5.00%	11/01/2035	25	29,389
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2040	30	33,891
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2042	5	5,545
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2033	50	50,001
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	145,041
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	70	69,881
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2033	10	11,375
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2033	70	80,324
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2033	10	11,712
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	40,314
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2036	70	80,074
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2040	15	16,565
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	200	215,185
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	405	425,176
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	35	36,453
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2037	20	22,734
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	20,904
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2033	50	58,213
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2035	100	115,182
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2036	20	22,878
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2037	75	85,021
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2038	15	16,846
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	95	103,999
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	35	37,657
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	245	257,780
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2039	20	22,366
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	45	48,515
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	100	104,410
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	175	182,604
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2037	15	17,004
Massachusetts (Commonwealth of), Series 2023, GO Bonds	5.00%	05/01/2038	115	129,153
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	330	343,627
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2033	40	46,575
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2033	5	5,822
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2041	20	21,960
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.00%	07/01/2042	15	16,306
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	165	177,027
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	325	345,677
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2023-25B, RB	5.00%	02/01/2041	$10	$10,965
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	235	237,766
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	30	30,186
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	40	42,344
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	3.13%	07/01/2033	130	130,008
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2005, Ref. RB	5.00%	11/01/2033	20	23,564
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	105	113,583
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 C, RB	5.00%	08/01/2033	15	17,596
				4,178,105
Michigan-1.52%
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2033	30	34,663
Great Lakes Water Authority, Series 2025 A, Ref. RB	5.00%	07/01/2033	10	11,554
Great Lakes Water Authority, Series 2025 B, Ref. RB	5.00%	07/01/2033	5	5,788
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGI)(a)	5.00%	05/01/2053	100	103,609
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2048	50	52,362
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	125	125,116
Michigan (State of), Series 2023, RB	5.00%	11/15/2033	125	146,655
Michigan (State of), Series 2023, RB	5.00%	11/15/2035	30	34,533
Michigan (State of), Series 2023, RB	5.00%	11/15/2036	15	17,193
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	75	85,316
Michigan (State of), Series 2023, RB	5.00%	11/15/2039	20	22,363
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	155	172,012
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	50	54,980
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	50	53,802
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	95	100,578
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	268,206
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	119,857
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	65	63,800
Michigan Technological University, Series 2023 C, RB, (INS - AGI)(a)	5.25%	10/01/2053	15	15,808
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	25	26,168
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2052	35	36,353
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	15	16,008
				1,566,724
Minnesota-0.93%
Minnesota (State of), Series 2023 D, Ref. GO Bonds	5.00%	08/01/2033	50	58,464
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2033	55	64,310
Minnesota (State of), Series 2023, COP	5.00%	11/01/2035	50	57,769
Minnesota (State of), Series 2023, COP	5.00%	11/01/2036	60	68,756
Minnesota (State of), Series 2023, COP	5.00%	11/01/2037	80	91,105
Minnesota (State of), Series 2023, COP	5.00%	11/01/2039	5	5,623
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	210	229,901
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2033	50	58,464
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2033	25	29,046
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2035	90	102,844
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2036	30	34,059
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2033	50	57,999
Rosemount-Apple Valley-Eagan Independent School District No. 196, Series 2023 A, GO Bonds, (CEP - Ohio School District)	5.00%	02/01/2033	10	11,333
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2025, Ref. RB	5.00%	07/01/2033	80	89,811
				959,484
Missouri-0.83%
Hazelwood School District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	03/01/2033	40	44,991
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998 A, Ref. RB	2.90%	09/01/2033	$5	$4,669
Missouri (State of) Environmental Improvement & Energy Resources Authority (Union Electric Co.), Series 1998, Ref. RB	2.75%	09/01/2033	15	14,017
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	180	206,295
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2033	75	83,232
Missouri (State of) Highway & Transportation Commission, Series 2022, RB	4.00%	05/01/2033	25	27,286
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	110	110,205
Springfield (City of), MO, Series 2025, Ref. RB	5.00%	08/01/2033	20	23,204
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGI)(a)	3.25%	12/15/2033	345	344,876
				858,775
Nebraska-0.82%
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	65	69,227
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	40	42,293
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2048	30	31,951
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	250	269,729
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2036	55	62,781
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2038	40	44,993
Omaha (City of), NE Public Power District, Series 2024 B, Ref. RB	5.00%	02/01/2039	140	156,492
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2016, Ref. RB	3.00%	01/01/2033	170	166,764
				844,230
Nevada-0.82%
Clark (County of), NV, Series 2021, Ref. GO Bonds	3.00%	11/01/2033	55	55,023
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2038	20	22,363
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	27,783
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2040	10	11,043
Clark (County of), NV, Series 2023, RB	4.00%	07/01/2042	200	200,027
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2046	5	5,272
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	65	67,466
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	75	74,594
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2033	25	28,952
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	100	115,792
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	5	5,744
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	5	5,654
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	50	56,165
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	40	44,453
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	10,818
Truckee Meadows Water Authority, Series 2024, RB	5.00%	07/01/2033	95	110,261
				841,410
New Jersey-2.94%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	200	209,540
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2024 A-1, RB	5.00%	03/01/2033	20	23,237
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 B, RB	5.00%	06/15/2033	20	22,717
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, RB	5.00%	06/15/2038	70	77,431
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.00%	06/15/2037	30	33,423
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	140	152,144
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, RB	5.00%	06/15/2038	60	66,369
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	50	57,225
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	145	163,992
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	28,064
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	105	116,981
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	30	32,940
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	25	27,226
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	45	51,502
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2035	55	62,626
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2036	85	96,025
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2037	$110	$123,280
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2038	65	72,299
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2039	80	88,292
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	150	164,118
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	70	75,890
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	115	122,591
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	455	476,478
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	115	121,289
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2033	135	154,507
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2033	10	11,445
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	20	21,503
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	360	379,264
				3,032,398
New Mexico-0.11%
Farmington (City of), NM (San Juan and Four Corners), Series 2016 B, Ref. RB	2.15%	04/01/2033	40	34,844
New Mexico (State of), Series 2023, GO Bonds	5.00%	03/01/2033	65	75,100
				109,944
New York-18.79%
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2041	15	16,570
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2043	15	16,237
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2044	55	59,089
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	135	143,153
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	265	279,543
Battery Park (City of), NY Authority (Green Bonds), Series 2023 B, Ref. RB	5.00%	11/01/2033	10	11,853
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	5.00%	02/15/2033	10	11,474
Long Island (City of), NY Power Authority, Series 2023 F, Ref. RB	5.00%	09/01/2033	5	5,852
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	10	10,474
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2053	80	83,190
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	240	250,692
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	3.13%	11/15/2033	65	64,042
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	85	88,228
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2036	15	17,243
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2037	5	5,704
Nassau (County of), NY, Series 2023 B, Ref. GO Bonds	5.00%	04/01/2038	45	50,971
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2033	15	14,685
New York & New Jersey (States of) Port Authority, Series 2014, RB	3.50%	12/15/2033	5	5,001
New York & New Jersey (States of) Port Authority, Series 2023, Ref. RB	5.00%	07/15/2043	30	32,254
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	20	20,973
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	45	49,795
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	10	10,563
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	104,975
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2033	5	5,810
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2040	60	66,393
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	205	222,702
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	35	37,629
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	40	42,251
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	40	43,912
New York & New Jersey (States of) Port Authority, Two Hundred Forty Series 2023 Ref. RB	5.00%	07/15/2041	10	10,978
New York & New Jersey (States of) Port Authority, Two Hundred Forty Series 2023 Ref. RB	5.00%	07/15/2042	35	38,022
New York & New Jersey (States of) Port Authority, Two Hundred Forty Third Series 2023, Ref. RB	5.00%	12/01/2038	60	67,539
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023 Ref. RB	5.00%	12/01/2039	5	5,600
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	50	52,738
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	100	96,735
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	5	5,000
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	60	60,269
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2033	65	74,492
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2035	40	45,378
New York (City of), NY, Series 2022 B-1, GO Bonds	5.00%	10/01/2033	25	28,319
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2036	10	11,256
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2039	$100	$110,048
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	65	70,834
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	10	10,759
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	20	21,372
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2033	35	40,111
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	190	215,547
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2036	5	5,628
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2038	80	88,441
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2033	20	22,921
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2035	10	11,345
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2043	40	42,388
New York (City of), NY, Series 2023, GO Bonds	5.00%	08/01/2037	45	50,314
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	100	102,624
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2033	5	5,730
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2033	10	11,412
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2033	5	5,730
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2033	10	11,460
New York (City of), NY, Series 2025, Ref. GO Bonds	5.00%	08/01/2033	45	51,572
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	150	169,757
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2036	60	67,404
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2037	130	145,101
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2038	190	209,720
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2039	45	49,436
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	15	16,295
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	215	230,707
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	110	118,409
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	70	74,700
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	155	163,027
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2033	65	74,492
New York (City of), NY, Subseries 2023 F-1, Ref. GO Bonds	5.00%	08/01/2037	125	139,761
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2033	10	11,402
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-2, RB	5.00%	06/15/2035	40	46,439
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	100	106,364
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2035	40	46,154
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2038	15	16,854
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	600	628,949
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	10	10,662
New York (City of), NY Municipal Water Finance Authority, Subseries 2022 EE, Ref. RB	5.00%	06/15/2033	55	63,884
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	15	16,103
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	265	280,393
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2035	90	104,668
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2036	360	414,732
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2039	235	264,183
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	10	10,627
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	250	264,155
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	200	213,438
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2033	95	110,345
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	45	51,036
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	30	34,116
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2035	90	102,534
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2037	25	27,882
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2038	240	266,351
New York (City of), NY Transitional Finance Authority, Series 2023 A, RB	5.00%	05/01/2039	60	65,946
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	20	21,801
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	25	26,550
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	115,721
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	255	265,255
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	75	77,155
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	275	294,584
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, RB	5.00%	11/01/2035	35	39,553
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, RB	5.00%	11/01/2037	$35	$38,896
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	34,405
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2034	60	68,545
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	195	219,081
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2038	75	82,970
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	15	16,442
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	60	65,396
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	75	81,239
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2037	55	61,256
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2039	85	93,293
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	55	59,422
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	15	16,040
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	10	10,600
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	25	26,269
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	160	168,622
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	25	28,742
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2033	5	5,748
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	10	11,476
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	5,738
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2036	50	56,756
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2037	45	50,495
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	5	5,581
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2038	80	89,302
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	195	215,458
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	40	44,197
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	25	28,052
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	10	10,758
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2043	20	21,683
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	10,788
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	528,285
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	142,044
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	5	5,261
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2053	5	5,150
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	100	115,567
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2033	35	40,448
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2033	15	17,335
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	3.00%	02/01/2033	105	104,063
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	50	56,376
New York (City of), NY Transitional Finance Authority, Subseries 2023 F-1, RB	5.00%	02/01/2038	120	132,985
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	30	34,421
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2038	10	11,393
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2040	95	106,302
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2041	45	49,861
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2035	20	23,281
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2037	15	17,210
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2039	60	67,921
New York (State of), Series 2023 B, GO Bonds	5.00%	03/15/2041	30	33,241
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	665	592,974
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2033	55	62,265
New York (State of) Dormitory Authority, Series 2023 A, RB	5.00%	10/01/2033	100	117,546
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2033	60	69,355
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2035	20	22,809
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2036	55	62,228
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2037	30	33,642
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2038	60	66,650
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2033	5	5,780
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2035	35	39,990
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	65	73,679
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	170	191,227
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2038	55	61,511
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2039	$110	$122,085
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	30	33,076
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	65	71,053
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	211,015
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	103,687
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2033	25	29,116
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2036	15	17,281
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2037	120	136,791
New York (State of) Dormitory Authority, Series 2023, Ref. RB	5.00%	08/01/2038	60	67,856
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2033	75	86,694
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2033	30	34,678
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2033	50	56,605
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, RB	5.00%	07/01/2033	10	11,562
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023 B, Ref. RB	5.00%	07/01/2035	5	5,698
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2048	130	136,950
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	55	57,594
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2033	25	29,489
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2035	80	93,329
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2038	30	34,212
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2039	60	69,218
New York (State of) Power Authority (Green Transmission), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2040	120	137,858
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2033	20	23,559
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.25%	11/15/2042	5	5,615
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	180	189,303
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2033	125	142,709
New York Liberty Development Corp., Series 2021, Ref. RB	2.20%	11/15/2033	20	17,686
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,539
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2033	50	58,636
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2033	40	45,632
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2035	10	11,544
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2035	30	34,450
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2033	10	11,559
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2039	90	100,680
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	45	48,829
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	21,179
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	35	36,803
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	135	140,987
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	220	229,378
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	350	364,269
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	105	109,094
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2054	50	52,017
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	250	258,631
Triborough Bridge & Tunnel Authority, Series 2023 B, Ref. RB	5.00%	11/15/2038	5	5,571
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2033	20	23,105
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2033	10	11,662
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2033	5	5,858
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	170	177,821
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	65	68,949
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2033	15	17,493
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2037	155	175,734
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2038	15	16,847
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2039	$75	$85,332
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	190	214,421
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	75	82,281
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	40	42,971
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, RB	5.00%	11/15/2033	35	40,545
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2035	25	28,797
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2036	145	165,871
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	60	60,044
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2034	25	28,772
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	85	97,242
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2036	85	96,304
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2037	60	67,365
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	200	209,031
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Subseries 2023 B-1, RB	5.00%	11/15/2045	5	5,288
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	25	27,615
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2033	30	32,520
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2033	20	23,076
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	4.00%	11/15/2035	60	63,769
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2040	20	22,022
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2041	25	27,267
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2043	45	48,088
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	170	176,457
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	375	393,384
Westchester County Local Development Corp. (Blood Center), Series 2024, RB	5.00%	07/01/2038	20	21,589
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	30	30,959
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2048	200	218,150
				19,391,661
North Carolina-0.68%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	265,572
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2033	20	22,966
North Carolina (State of), Series 2013 A, RB(b)(c)	3.00%	12/18/2025	80	80,010
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2033	40	39,646
North Carolina (State of), Series 2025 A, RB	5.00%	05/01/2033	55	63,793
North Carolina (State of), Series 2025, Ref. RB	5.00%	03/01/2033	25	28,831
North Carolina (State of) (Build North Carolina Programs), Series 2022 A, RB	5.00%	05/01/2033	15	17,025
Raleigh (City of), NC, Series 2024, Ref. RB	5.00%	10/01/2033	10	11,646
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2033	25	29,223
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2037	15	17,047
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2035	10	11,526
Wake (County of), NC, Series 2024 B, Ref. GO Bonds	5.00%	09/01/2033	100	117,043
				704,328
Ohio-2.25%
Allen (County of), OH (Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2033	25	28,511
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	135	134,914
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2035	40	46,171
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2036	50	57,360
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2037	25	28,487
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	50	49,698
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2036	180	205,810
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2037	70	79,474
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	20	23,378
Ohio (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2036	25	28,690
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2035	45	52,029
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	40	44,575
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	160	166,440
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	$110	$115,483
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2033	20	23,038
Ohio (State of) Turnpike & Infrastructure Commission, Series 2022, Ref. RB	5.00%	02/15/2039	50	55,528
Ohio (State of) Water Development Authority, Series 2023 A, RB	5.00%	12/01/2037	5	5,693
Ohio (State of) Water Development Authority (Green Bonds), Series 2023 A, RB	5.00%	12/01/2033	45	52,463
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	65	65,047
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023, RB	5.00%	12/01/2033	30	34,975
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2037	370	418,443
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2039	40	44,618
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2040	270	299,180
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	5	5,499
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2033	30	35,122
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	30	32,410
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2033	65	75,133
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2034	5	5,757
Ohio State University (The) (Green Bonds), Series 2023, RB	5.00%	12/01/2035	90	102,873
Troy City School District, Series 2024, GO Bonds	5.00%	12/01/2054	5	5,259
				2,322,058
Oklahoma-0.47%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.00%	09/01/2033	5	5,675
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2023, RB	5.00%	06/01/2033	5	5,685
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2036	165	185,673
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2037	50	55,860
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2038	20	22,136
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2039	5	5,502
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2040	55	60,109
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	10	10,874
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	20	21,589
Oklahoma (State of) Industries Authority (Oklahoma City Public Schools), Series 2024, RB	5.00%	04/01/2033	100	114,364
				487,467
Oregon-1.62%
Deschutes County Administrative School District No.1 Bend-La Pine, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	06/15/2033	160	158,651
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2035	65	74,633
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,094
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2038	40	44,967
Oregon (State of) (Article XI - Q State), Series 2023 A, GO Bonds	5.00%	05/01/2039	120	134,053
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	55	62,231
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	95	104,130
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	55	59,327
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2035	55	62,882
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2036	150	170,162
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2037	50	56,314
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2038	15	16,776
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	115	126,925
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	70	76,636
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	10,939
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	65	69,999
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2033	45	51,949
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	40,251
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2035	15	17,135
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	105,399
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2037	160	180,608
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2038	$25	$27,965
Tualatin Valley Water District, Series 2023, RB	5.00%	06/01/2053	5	5,244
				1,674,270
Pennsylvania-3.30%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2023, Ref. RB	5.00%	08/01/2033	20	23,265
Bethel Park School District, Series 2023, GO Bonds	5.00%	08/01/2046	5	5,278
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2033	45	47,564
Pennsylvania (Commonwealth of), First series 2023 A, GO Bonds	5.00%	09/01/2033	45	52,121
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2035	170	195,244
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2036	50	56,895
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGI)(a)	3.00%	09/15/2033	445	432,650
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2033	30	34,300
Pennsylvania (Commonwealth of), Series 2023, Ref. GO Bonds	5.00%	09/01/2033	5	5,791
Pennsylvania (Commonwealth of), Series 2025 A, Ref. GO Bonds	5.00%	08/15/2033	60	69,461
Pennsylvania (Commonwealth of) (Bid Group B), Series 2023, GO Bonds	5.00%	09/01/2037	135	152,579
Pennsylvania (Commonwealth of) (Bid Group B), Series 2023, GO Bonds	5.00%	09/01/2038	150	167,969
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, Ref. GO Bonds	5.00%	09/01/2039	25	27,864
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	195	195,067
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	40	45,681
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	260	295,425
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	560,112
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	10	11,018
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2033	25	28,478
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 A, Ref. RB	5.00%	12/01/2033	60	68,828
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2035	80	90,177
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	90	93,247
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	160	170,432
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023, Ref. RB	5.00%	12/01/2037	55	62,208
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2035	30	34,348
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	205	231,357
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2040	45	49,749
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	20	21,626
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2033	25	28,881
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGI)(a)	5.00%	09/01/2048	25	26,118
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2037	45	50,235
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	70	69,613
				3,403,581
Rhode Island-0.27%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	70	79,717
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2035	45	51,380
Rhode Island Health & Educational Building Corp. (Brown University), Series 2024, RB	5.00%	09/01/2036	50	56,747
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	85	87,966
				275,810
Tennessee-1.11%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	70	78,535
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 B, RB	5.00%	07/01/2033	160	179,508
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	150	158,562
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2042	65	70,279
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2043	5	5,363
Memphis (City of), TN, Series 2024 B, Ref. GO Bonds	5.00%	04/01/2044	130	138,553
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	75	74,583
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	40	45,136
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2022 A, GO Bonds	5.00%	01/01/2033	$20	$22,567
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	45	46,917
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	35	40,339
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,137
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2037	105	119,104
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	90	101,394
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2039	20	22,398
Tennessee (State of), Series 2023, A GO Bonds	5.00%	05/01/2040	20	22,155
				1,142,530
Texas-12.16%
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	52,053
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2033	50	57,729
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2035	80	91,355
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2036	5	5,655
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	65	72,867
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2038	50	55,673
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	15	15,690
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	70	74,154
Austin (City of), TX, Series 2024, Ref. GO Bonds	5.00%	09/01/2033	15	17,351
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	50	57,883
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	41,991
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	20	21,207
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2034	50	56,677
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2035	175	197,314
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2036	50	55,983
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2037	15	16,679
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2038	95	104,891
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2039	35	38,361
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	107,230
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	50	53,272
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	104,479
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	35	36,714
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	68,076
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2033	25	28,546
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2033	10	11,630
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2033	50	58,149
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds(b)(c)	5.00%	02/15/2033	15	17,282
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	105	110,102
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	105,212
Collin (County of), TX, Series 2023, GO Bonds	5.00%	02/15/2041	10	10,810
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	104,353
Conroe Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	30	34,367
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	160	167,821
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2043	85	91,087
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	209,561
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	80	89,992
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	27,730
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	25	28,412
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2033	280	323,373
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2036	5	5,662
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2039	$5	$5,549
Dallas (City of), TX, Series 2017, Ref. GO Bonds, (INS - AGI)(a)	3.00%	02/15/2033	70	69,474
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	40	42,376
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2033	5	5,735
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2035	5	5,687
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2036	20	22,600
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2037	50	56,004
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2038	5	5,548
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	25	27,561
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	10	10,830
Dallas (City of), TX, Series 2024 B, Ref. GO Bonds	5.00%	02/15/2033	10	11,470
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	35	37,718
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	45	48,074
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	100	106,093
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	80	92,434
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2035	5	5,708
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	5	5,666
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	110	123,569
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	44,629
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	10	11,107
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	162,422
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	152,043
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	65	67,323
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	5	4,821
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,232
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	80	84,803
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	110	117,277
Fort Bend County Texas Public Facility Corp., Series 2023, RB	5.00%	03/01/2048	65	67,761
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	45	51,677
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	70	78,908
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	25	27,985
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	50	55,590
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	40	44,206
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	75	82,061
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	10,843
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	240,593
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	50	52,096
Harris (County of), TX, Series 2023 A, GO Bonds	5.00%	09/15/2048	90	94,520
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2033	15	17,298
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	10	10,413
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	200	207,614
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2033	55	62,419
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2033	45	51,497
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	180	195,391
Houston (City of), TX, Series 2023, A GO Bonds	5.00%	03/01/2038	125	137,893
Houston (City of), TX, Series 2023, GO Bonds	5.25%	03/01/2043	70	75,364
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2033	5	5,784
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	35	40,388
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	50	52,422
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	62,420
Kermit Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	5	5,198
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	130	143,670
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	$40	$43,399
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	21,514
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	250	259,296
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	15	16,156
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	170	182,522
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	145	166,994
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	160	180,951
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	35	39,241
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	40	44,485
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	45	49,755
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2035	25	28,177
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2036	80	89,376
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2040	35	37,853
Lower Colorado River Authority, Series 2024, RB	5.00%	05/15/2041	20	21,443
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	150	157,379
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	15	15,804
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	50	52,064
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	50	52,646
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	5	5,619
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	10	11,153
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	40	44,310
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	115	120,685
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	104,335
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGI)(a)	3.13%	01/01/2033	150	150,432
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	135	141,254
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	40	41,792
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2033	85	96,753
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	300	331,930
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	5	5,482
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	112,899
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	100	94,118
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	106,654
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	75	75,021
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	103,906
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	61,976
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2038	5	5,535
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	315	333,527
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	75	82,340
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	20	21,820
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	26,659
San Antonio (City of), TX, Series 2023, RB	5.00%	02/01/2037	75	83,787
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2033	5	5,718
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	125	133,899
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	110	118,095
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	100	104,993
sherman (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/15/2048	50	52,162
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	155,765
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	$100	$96,071
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	30	31,521
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2033	100	113,005
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	3.00%	11/15/2033	225	222,232
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2033	40	46,117
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2035	125	143,843
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2036	10	11,428
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2037	110	124,768
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2038	10	11,261
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2039	65	72,735
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2041	45	49,347
Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB	5.00%	10/01/2033	35	40,574
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2033	30	30,015
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2033	15	17,408
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	100	113,099
Texas (State of) Water Development Board, Series 2023 A, RB	4.60%	10/15/2039	25	26,714
Texas (State of) Water Development Board, Series 2023 A, RB	4.65%	10/15/2040	30	31,873
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	60	62,663
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	15	16,039
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	75	77,545
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	250	265,205
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	140	144,504
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2033	200	231,202
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2035	5	5,667
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2036	150	168,778
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	104,669
Tomball Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	50	57,419
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	10	10,613
				12,551,126
Utah-0.33%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2033	15	16,883
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	5	5,305
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2033	10	11,376
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	125	134,096
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	75	82,582
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2033	35	40,602
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2033	40	46,661
				337,505
Vermont-0.02%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2023, RB	5.00%	11/01/2052	25	26,029
Virginia-1.15%
Fairfax (County of), VA, Series 2024 A, GO Bonds	4.00%	10/01/2035	15	15,995
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2036	50	57,024
Fairfax (County of), VA, Series 2024 A, GO Bonds	5.00%	10/01/2037	40	45,241
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	50	54,403
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2033	70	80,846
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2039	165	183,980
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	170	187,691
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	70	76,642
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2035	$10	$11,462
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2036	10	11,380
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, RB	5.00%	02/01/2037	115	129,887
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2033	20	23,099
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2033	65	74,244
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2022, Ref. RB	4.00%	05/15/2033	25	26,942
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2033	65	75,426
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	107,293
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	25	26,541
				1,188,096
Washington-3.62%
Energy Northwest, Series 2023 A, Ref. RB	5.00%	07/01/2033	75	87,160
Energy Northwest, Series 2023 B, Ref. RB	5.00%	07/01/2035	45	51,514
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2033	50	58,107
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	45	51,257
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2036	90	102,234
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2037	135	152,237
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2038	90	100,763
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2039	135	150,313
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	30	33,586
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	15	16,685
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	10	10,824
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2033	30	34,635
King (County of), WA Public Hospital District No. 2, Series 2024, GO Bonds	5.25%	12/01/2045	15	16,046
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,416
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	40	41,926
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	20,760
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	25	26,249
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	78,341
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2033	100	113,829
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	20	23,273
University of Washington, Series 2024 C, RB	5.00%	04/01/2033	10	11,544
Washington (State of), Series 2022 A-1, GO Bonds	5.00%	08/01/2033	5	5,700
Washington (State of), Series 2023 A, GO Bonds	5.00%	08/01/2035	20	22,944
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2038	60	67,296
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2041	25	27,338
Washington (State of), Series 2023 B, Ref. GO Bonds	5.00%	07/01/2041	10	10,943
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2033	25	29,024
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2033	20	23,085
Washington (State of), Series 2024, Ref. GO Bonds	5.00%	07/01/2033	5	5,799
Washington (State of), Series 2025-2, Ref. GO Bonds	5.00%	08/01/2033	30	34,829
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2036	30	34,143
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2037	80	90,387
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2038	60	67,329
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2039	80	89,245
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2040	30	33,130
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2033	40	46,170
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2037	20	22,738
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2038	110	124,160
Washington (State of), Series R-2024B, Ref. GO Bonds	5.00%	06/01/2039	90	100,952
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2036	5	5,694
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2037	$80	$90,432
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2039	5	5,581
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2033	35	39,658
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2037	180	202,806
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2038	105	117,500
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2039	55	61,178
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	10	10,994
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	130	141,647
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	45	48,615
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	15	15,817
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2041	110	120,456
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	5	5,425
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	35	37,668
Washington (State of) (Bid Group 2), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2033	55	63,853
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	182,173
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	200	213,084
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	15	15,900
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	25	26,362
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2035	30	34,417
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2037	150	169,560
Washington (State of) (Bid Group 3), Series R-2023A, Ref. GO Bonds	5.00%	08/01/2038	40	44,908
Whatcom (County of), WA Bellingham School District No. 501, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	55,178
				3,736,817
West Virginia-0.33%
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	5.75%	09/01/2043	60	64,717
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB, (INS - AGI)(a)	5.38%	09/01/2053	100	106,008
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2040	20	21,641
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	110	115,574
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	5.00%	06/01/2041	35	37,535
				345,475
Wisconsin-0.68%
Wisconsin (State of), Series 2023 2, Ref. GO Bonds	5.00%	05/01/2037	125	141,790
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	25	28,572
Wisconsin (State of), Series 2023, Ref. GO Bonds	5.00%	05/01/2038	70	78,841
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2035	60	69,066
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	145	165,659
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2039	125	139,901
Wisconsin (State of), Series 2024 A, RB	5.00%	06/01/2033	10	11,615
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2033	50	58,213
Wisconsin (State of) Department of Transportation, Series 2023-1, Ref. RB	5.00%	07/01/2033	5	5,822
				699,479
TOTAL INVESTMENTS IN SECURITIES(d)-98.18% (Cost $100,937,068)				101,313,309
OTHER ASSETS LESS LIABILITIES-1.82%				1,872,988
NET ASSETS-100.00%				$103,186,297

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.25%
Alabama-0.31%
Jacksonville (City of), FL Building Authority, Series 2024 A, RB, (INS - BAM)(a)	5.25%	08/01/2049	$75	$78,407
Jefferson (County of), AL, Series 2024, Ref. RB	5.00%	10/01/2034	5	5,642
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2034	10	10,866
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	04/01/2049	60	62,602
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	95	100,086
				257,603
Arizona-1.37%
Glendale (City of), AZ, Series 2024, Ref. RB	5.00%	07/01/2036	95	109,722
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2039	35	38,392
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 D, Ref. RB	5.00%	12/01/2041	135	145,376
Maricopa County High School District No. 214, Series 2025, GO Bonds	5.00%	07/01/2040	10	11,138
Maricopa County Union High School District No. 210-Phoenix (2023), Series 2025, GO Bonds	5.00%	07/01/2044	15	16,170
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2034	5	5,760
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	20	21,734
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	225	237,744
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	200	212,989
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2039	20	22,819
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	75	79,364
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	220	230,955
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	15	15,629
				1,147,792
California-13.16%
Bay Area Toll Authority, Series 2024 S-11, Ref. RB	5.00%	04/01/2036	55	64,764
California (State of), Series 2019, Ref. GO Bonds	3.00%	10/01/2034	75	74,707
California (State of), Series 2020, Ref. GO Bonds	3.00%	11/01/2034	40	39,890
California (State of), Series 2024, GO Bonds	5.00%	08/01/2036	5	5,857
California (State of), Series 2024, GO Bonds	5.00%	09/01/2036	15	17,448
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	135	153,528
California (State of), Series 2024, GO Bonds	5.00%	09/01/2039	10	11,372
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	85	94,861
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	20	21,916
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	115	128,318
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	25	27,297
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	50	54,595
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	150	160,656
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	50	53,608
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	185	196,692
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	100	108,546
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2035	15	17,669
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2036	10	10,732
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2037	25	29,003
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2037	175	184,989
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2037	5	5,763
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2039	30	34,317
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	35	38,355
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	5.00%	06/01/2049	20	21,188
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	165	177,189
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	75	80,004
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	70	75,899
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.00%	08/15/2034	35	34,441
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2049	10	10,596
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	$40	$42,021
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	150	160,210
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	100	104,006
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2024, Ref. RB	5.00%	08/15/2034	25	29,662
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2036	10	11,086
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.00%	12/01/2039	65	70,410
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	50	52,692
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	50	51,572
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	105	117,047
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	20	21,872
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	35	37,931
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2037	10	11,561
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2039	20	22,778
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	10	10,788
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	185	196,836
California (State of) Public Works Board (Various Capital), Series 2024, RB	5.00%	04/01/2036	20	23,322
California (State of) Public Works Board (Various Capital), Series 2024, RB	5.00%	04/01/2040	60	67,577
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2034	5	5,936
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2036	50	58,472
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2038	10	11,503
California (State of) Public Works Board (Various Capital), Series 2024, Ref. RB	5.00%	09/01/2039	190	216,986
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	225	225,283
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	100	104,224
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	30	31,811
California State University, Series 2024 A, GO Bonds	5.00%	11/01/2041	5	5,649
California State University, Series 2024 A, GO Bonds	5.00%	11/01/2042	90	100,601
California State University, Series 2024 A, RB	5.00%	11/01/2034	15	18,227
California State University, Series 2024 A, RB	5.00%	11/01/2039	35	40,365
California State University, Series 2024 A, RB	5.00%	11/01/2043	5	5,528
California State University, Series 2024 A, RB	5.00%	11/01/2044	45	49,098
California State University, Series 2024 A, RB	5.50%	11/01/2045	50	56,401
California State University, Series 2024 A, RB	5.50%	11/01/2046	100	112,198
California State University, Series 2024 A, RB	5.50%	11/01/2049	75	83,272
Carson (City of), CA Public Financing Authority, Series 2024, RB	5.00%	06/01/2049	65	69,040
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	20	21,383
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2049	10	10,631
East Bay Municipal Utility District, Series 2025 B, Ref. RB	5.00%	06/01/2034	5	6,067
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2051	60	62,740
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	15	15,664
Goleta Union School District (Election of 2020), Series 2024 C, GO Bonds	5.00%	08/01/2049	90	96,562
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	20	21,108
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2048	160	171,944
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2034	15	17,059
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2037	10	11,244
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2038	65	72,225
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, RB	5.00%	07/01/2039	90	99,252
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2035	15	17,067
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2041	70	76,069
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	290	307,452
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2036	35	39,472
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2037	80	90,491
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	20	22,223
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2038	20	22,342
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2039	265	292,243
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2040	$35	$38,408
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2035	25	28,444
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2036	40	45,111
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2041	40	43,468
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	60	63,499
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2034	55	63,424
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2039	85	94,202
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	25	29,012
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2034	5	6,041
Los Angeles (County of), CA Metropolitan Transportation Authority (Measure R), Series 2024 A, Ref. RB	5.00%	06/01/2036	5	5,959
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2036	5	5,917
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2037	30	35,206
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2039	25	28,891
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2040	20	22,869
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2042	55	61,307
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	25	27,768
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	30	32,025
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	30	32,995
Los Angeles Community College District, Series 2024, GO Bonds	5.00%	08/01/2036	55	65,450
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	20	21,643
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	100	107,595
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	3.00%	01/01/2034	110	109,563
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2038	40	46,249
Los Angeles Unified School District (Sustainability Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2039	10	11,475
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2040	135	155,642
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	50	56,324
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	170	184,420
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2034	10	12,009
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	45	50,468
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	65	71,358
Madera Unified School District (Election of 2018), Series 2024, GO Bonds	5.00%	08/01/2050	100	106,360
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2034	15	18,130
Metropolitan Water District of Southern California, Series 2024 A, Ref. RB	5.00%	04/01/2036	30	35,796
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	50	53,735
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	100	122,097
Northern California Sanitation Agencies Financing Authority, Series 2024, Ref. RB	5.00%	12/01/2036	20	24,077
Orange (County of), CA Sanitation District, Series 2024 A, Ref. RB	5.00%	02/01/2037	10	11,796
Rincon Valley Union School District (Election od 2024), Series 2024 A, GO Bonds	5.00%	08/01/2054	15	16,010
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	10	10,749
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	95	101,928
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	75	79,786
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2036	10	11,823
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2025-O, RB	5.00%	09/15/2040	10	11,366
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2044	30	32,485
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	25	26,510
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	45	48,591
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	15	15,791
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	65	69,684
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	3.00%	12/01/2034	15	15,106
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2034	20	24,421
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2037	20	23,874
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2039	40	46,810
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	65	69,596
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	40	42,376
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	$30	$32,046
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2034	30	35,613
San Diego Unified School District (Election of 2018), Series 2024, GO Bonds	5.00%	07/01/2044	10	10,982
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2042	125	140,733
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2043	25	27,829
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	75	80,538
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2041	5	5,571
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2042	10	11,013
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	40	42,260
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2039	20	23,373
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2040	10	11,511
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2045	25	27,323
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	125	133,588
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	135	142,597
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	50	54,466
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	285	281,472
Santa Clara Unified School District, Series 2017, Ref. GO Bonds	3.00%	07/01/2034	70	70,038
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2034	20	23,638
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2050	40	43,190
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2052	20	21,490
Santa Clara Valley Water District, Series 2024 A-1, RB	5.00%	06/01/2054	10	10,700
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2034	40	46,488
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2038	35	39,459
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2040	50	55,063
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2041	10	10,974
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2042	5	5,431
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2043	10	10,739
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	100	104,279
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2034	5	6,016
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2036	40	47,148
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2037	65	75,896
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2038	30	34,666
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2039	45	51,655
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	35	39,866
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	5	5,640
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	55	61,404
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	15	16,408
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2034	215	258,679
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2036	25	29,467
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2037	35	40,867
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2038	195	225,327
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2039	70	80,353
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	95	108,207
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	10	11,164
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	30	32,817
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	100	108,805
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	15	16,571
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(a)	3.00%	08/01/2034	30	29,817
				10,992,219
Colorado-2.58%
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	25	26,632
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	100	106,326
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	5	5,679
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	35	39,354
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	40	44,581
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	75	82,970
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2049	$10	$10,563
Aurora (City of), CO, Series 2024, RB	5.00%	08/01/2054	70	73,532
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	90	94,698
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	40	42,777
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2034	65	76,756
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2037	20	23,024
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 B, Ref. RB	5.00%	12/01/2038	60	68,555
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2050	10	10,673
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2054	10	10,657
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.00%	12/01/2039	110	119,572
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	40	41,444
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024, Ref. RB	5.00%	11/15/2039	170	189,192
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 B, Ref. RB	5.00%	05/15/2034	20	23,149
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2034	15	17,493
Colorado (State of) Regional Transportation District, Series 2024, Ref. COP	5.00%	06/01/2036	5	5,782
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	15	15,336
Colorado School of Mines, Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2054	60	62,318
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	25	26,770
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2034	5	5,901
Denver (City & County of), CO, Series 2020 A, GO Bonds	3.00%	08/01/2034	25	24,841
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2034	5	5,799
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2041	40	44,637
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2054	10	10,592
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2036	20	23,733
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2039	15	17,423
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2040	70	80,455
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	20	22,479
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2043	45	50,100
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2039	30	34,038
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	100	111,320
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	55	60,567
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2044	20	21,636
E-470 Public Highway Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	11,148
Grand Junction (City of), CO, Series 2024, RB	5.00%	03/01/2049	20	20,938
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	25	25,975
Johnstown (Town of), CO, Series 2024, RB, (INS - BAM)(a)	5.00%	12/01/2048	25	26,408
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2043	65	72,000
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2044	75	82,404
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	15	16,210
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2034	10	11,838
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2036	15	17,469
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2037	5	5,753
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2024, GO Bonds	5.00%	12/15/2038	70	79,761
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	30	31,716
Westminster Public Schools, Series 2024 A, GO Bonds	5.00%	12/01/2049	20	21,196
				2,154,170
Connecticut-1.42%
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2036	160	183,266
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2037	100	113,663
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2038	65	73,322
Connecticut (State of), Series 2023 A, RB	5.00%	07/01/2039	35	39,305
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2036	5	5,754
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2036	60	69,484
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2037	60	68,853
Connecticut (State of), Series 2024 F, GO Bonds	5.00%	11/15/2038	45	51,291
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2025 B, Ref. GO Bonds	5.00%	12/01/2034	$40	$47,060
Connecticut (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/15/2034	40	46,914
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2039	30	34,028
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	60	67,422
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2037	40	45,650
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2038	210	237,822
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	5.00%	01/15/2039	40	45,029
Connecticut (State of) (Social Bonds), Series 2024 C, Ref. GO Bonds	5.00%	03/01/2034	5	5,835
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2036	5	5,805
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2038	5	5,709
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2040	25	28,091
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2041	10	11,126
				1,185,429
Delaware-0.09%
Delaware (State of), Series 2020 A, GO Bonds	2.00%	01/01/2034	80	71,217
District of Columbia-1.53%
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2034	30	35,146
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	30	33,076
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	85	92,758
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	55	59,374
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	70	74,974
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	20	21,313
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	150	157,993
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2036	20	23,097
District of Columbia, Series 2024 A, Ref. RB	5.00%	10/01/2037	125	142,954
District of Columbia, Series 2024 B, GO Bonds	5.00%	08/01/2034	20	23,431
District of Columbia, Series 2024 C, Ref. GO Bonds	5.00%	12/01/2034	15	17,634
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2036	120	138,478
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2039	20	22,556
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2040	75	83,741
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	20	22,079
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	100	105,531
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2034	10	11,446
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	45	46,594
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2049	100	104,366
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	60	62,168
				1,278,709
Florida-3.39%
Central Florida Expressway Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.00%	07/01/2034	195	191,900
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	25	26,198
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	20	20,729
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	75	77,275
Florida (State of) (Capital Outlay), Series 2017 C, Ref. GO Bonds	3.00%	06/01/2034	5	4,948
Florida (State of) (Capital Outlay), Series 2025 A, Ref. GO Bonds	5.00%	06/01/2034	40	47,077
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	50	52,579
Florida (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	07/01/2034	25	29,388
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	10	10,296
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	100	103,647
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.00%	11/15/2034	225	260,720
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	325	344,872
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	25	26,677
JEA Electric System, Series 2024 A, Ref. RB	5.00%	10/01/2034	10	11,668
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.00%	10/01/2034	40	46,153
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2034	10	11,523
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2037	75	84,307
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2039	$25	$27,728
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2040	10	10,967
Marion (County of), FL School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	06/01/2041	15	16,300
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.00%	10/01/2034	125	123,033
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2048	10	10,574
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	100	105,415
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	100	106,534
Miami-Dade (County of), FL, Series 2024 B, Ref. RB	5.00%	10/01/2037	10	11,370
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2034	5	5,732
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	35	36,517
Orlando (City of), FL, Series 2024 A, GO Bonds	5.00%	10/01/2054	20	21,158
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2036	20	23,130
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2037	25	28,674
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2038	190	216,310
Orlando (City of), FL Utilities Commission, Series 2024 B, Ref. RB	5.00%	10/01/2039	20	22,605
Orlando (City of), FL Utilities Commission, Series 2025 B, Ref. RB	5.00%	10/01/2034	10	11,770
Osceola (County of), FL, Series 2025, RB	5.00%	10/01/2036	55	62,873
Pasco (County of), FL, Series 2024 A, RB	5.00%	10/01/2054	130	135,771
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2037	15	16,847
Pasco (County of), FL School Board, Series 2024, RB	5.00%	10/01/2039	55	61,139
Polk (County of), FL, Series 2024, Ref. RB	5.00%	10/01/2054	5	5,259
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2034	70	67,852
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2037	15	17,092
Tallahassee (City of), FL, Series 2024 A, Ref. RB	5.00%	10/01/2038	40	45,210
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2038	35	39,559
Tallahassee (City of), FL, Series 2024, Ref. RB	5.00%	10/01/2039	10	11,229
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	50	53,691
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	25	26,391
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2045	40	42,695
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	110	117,711
				2,831,093
Georgia-1.06%
Atlanta (City of), GA, Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2036	35	40,466
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2040	45	50,325
Atlanta (City of), GA (Green Bonds), Series 2024, RB, (INS - BAM)(a)	5.00%	11/01/2041	30	33,211
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	95	100,177
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	50	52,418
Augusta (City of), GA, Series 2024 A, Ref. RB	5.00%	10/01/2038	35	39,698
Augusta (City of), GA, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	10/01/2039	10	11,270
Columbia (County of), GA, Series 2024, RB	5.00%	06/01/2049	10	10,534
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2049	80	84,210
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	78,492
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	65	67,613
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	10	10,438
Macon Water Authority, Series 2024, RB	5.00%	10/01/2054	20	21,005
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	07/01/2034	10	11,703
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/01/2037	5	5,729
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2036	35	40,416
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2024 B, RB	5.00%	07/01/2045	15	16,076
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	65	68,323
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	65	67,945
Upper Oconee Basin Water Authority, Series 2024, RB	5.00%	07/01/2055	25	26,264
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	50	52,326
				888,639
Hawaii-0.29%
Honolulu (City & County of), HI, Series 2024, Ref. RB	5.00%	07/01/2040	35	39,094
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2034	5	5,869
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Honolulu (City & County of), HI (Second Bond Resolution), Series 2024, Ref. RB	5.00%	07/01/2039	$35	$39,536
Honolulu (City & County), HI Board of Water Supply (Green Bonds), Series 2024 A, Ref. RB	5.00%	07/01/2053	150	158,513
				243,012
Idaho-0.23%
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	100	106,203
Idaho State Building Authority (School Modernization Facilities), Series 2025, RB	5.00%	06/01/2034	70	82,037
				188,240
Illinois-5.40%
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2037	25	28,051
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2038	170	189,507
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2039	15	16,610
Chicago (City of), IL, Series 2024 A, Ref. RB	5.00%	11/01/2041	10	10,883
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2038	85	94,708
Chicago (City of), IL, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2044	50	53,051
Chicago (City of), IL, Series 2025 B, GO Bonds	5.00%	01/01/2034	10	10,630
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2042	25	26,992
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2044	55	59,404
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	100	104,730
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	50	52,762
Chicago (City of), IL (O’Hare International Airport), Series 2024 D, Ref. RB	5.00%	01/01/2034	5	5,769
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2039	85	95,239
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2040	75	83,335
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	40	43,994
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	10	10,881
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	105	113,163
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	15	16,046
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(a)	5.00%	01/01/2034	30	34,078
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	140	148,716
Illinois (State of), Series 2016, GO Bonds, (INS - AGI)(a)	3.75%	01/01/2034	45	45,011
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2034	15	15,229
Illinois (State of), Series 2021 B, GO Bonds	4.00%	12/01/2034	60	61,056
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2034	35	39,609
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2036	35	39,004
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2037	25	27,532
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	30	32,726
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2039	15	16,213
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2040	5	5,376
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	115	122,677
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	10	10,752
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	10	10,662
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	20	21,173
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2048	100	103,772
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2036	250	281,028
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2038	60	66,312
Illinois (State of), Series 2024 B, RB	5.00%	06/15/2039	5	5,490
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	50	54,390
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2041	5	5,386
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2034	45	50,876
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2036	35	39,127
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2037	50	55,325
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2038	65	71,213
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2039	15	16,281
Illinois (State of), Series 2024, Ref. GO Bonds, (INS - BAM)(a)	5.00%	02/01/2034	15	17,073
Illinois (State of), Series 2025 C, GO Bonds	5.00%	09/01/2034	50	56,772
Illinois (State of), Series 2025 D, GO Bonds	5.00%	09/01/2037	15	16,550
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2042	75	79,214
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2044	75	78,017
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2046	75	78,516
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2047	100	103,875
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2048	$75	$77,845
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2034	25	25,315
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2043	10	10,855
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2044	95	102,413
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 A, Ref. RB	5.25%	04/01/2045	265	284,579
Illinois (State of) Finance Authority (University of Chicago (The)), Series 2024 B, Ref. RB	5.25%	04/01/2038	35	39,793
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2034	5	5,804
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 A, Ref. RB	5.25%	04/01/2042	20	21,909
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.25%	04/01/2039	15	16,934
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024, Ref. RB	5.25%	04/01/2041	85	93,956
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2036	155	178,347
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2037	105	119,758
Illinois (State of) Toll Highway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2038	135	152,737
Illinois (State of) Toll Highway Authority, Series 2024, Ref. RB	5.00%	01/01/2039	125	140,332
Sales Tax Securitization Corp., Series 2023 C, Ref. RB	5.00%	01/01/2034	20	22,030
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2034	100	112,686
Springdale (City of), AR, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2036	10	11,268
Springdale (City of), AR, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	03/01/2039	55	60,510
St. Clair County Community Unit School District No. 187, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	01/01/2049	130	133,246
St. Clair County Community Unit School District No. 187, Series 2024 A, GO Bonds, (INS - AGI)(a)	5.00%	01/01/2054	50	50,966
University of Illinois Auxiliary Facilities System, Series 2024, Ref. RB	5.25%	04/01/2043	20	21,694
				4,507,763
Indiana-1.25%
Brownsburg 1999 School Building Corp., Series 2024 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2043	60	63,866
Brownsburg 1999 School Building Corp., Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2044	100	105,683
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	10	11,052
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	30	33,369
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2037	15	17,205
Illinois (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2038	30	34,195
Indiana (State of) Finance Authority, Series 2024 A, RB	5.00%	02/01/2039	180	204,208
Indiana (State of) Finance Authority, Series 2024, RB	5.00%	02/01/2040	20	22,254
Indiana (State of) Finance Authority, Series 2024, Ref. RB	4.00%	02/01/2034	30	31,799
Indiana (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	02/01/2040	85	95,287
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2041	25	27,706
Indiana (State of) Finance Authority (Green Bonds), Series 2024, RB	5.00%	02/01/2042	100	109,503
Indiana University, Series 2024 A, RB	5.00%	06/01/2034	35	40,788
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	130	138,727
Northern Indiana Commuter Transportation District, Series 2024, RB	5.00%	01/01/2054	70	73,232
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	35	38,204
				1,047,078
Iowa-0.17%
Iowa (State of) Finance Authority (Green Bonds), Series 2023, Ref. RB	5.00%	08/01/2034	55	63,703
Iowa (State of) Finance Authority (Green Bonds), Series 2024 A, RB	5.00%	08/01/2034	70	82,043
				145,746
Kansas-0.16%
Finney County Unified School District No. 457 Garden City, Series 2016 A, Ref. GO Bonds	3.25%	09/01/2034	60	59,397
Kansas (State of) Department of Transportation, Series 2024 A, Ref. RB	5.00%	09/01/2034	20	23,468
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2037	10	11,399
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2039	15	16,904
Kansas (State of) Development Finance Authority (Green Bonds), Series 2024, RB	5.00%	05/01/2041	20	22,145
				133,313
Kentucky-0.73%
Kentucky (Commonwealth of) Property & Building Commission (No. 130), Series 2024 A, RB	5.25%	11/01/2044	35	38,427
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, GO Bonds	5.00%	10/01/2040	35	38,855
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2034	10	11,642
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2037	50	56,810
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2039	$25	$28,012
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	155	168,663
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2037	35	39,863
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2024 A, Ref. RB	5.00%	05/15/2038	160	181,449
University of Kentucky, Series 2024, RB	5.00%	10/01/2049	45	47,172
				610,893
Louisiana-0.54%
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2034	50	58,453
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2036	35	40,300
Louisiana (State of), Series 2024 A, GO Bonds	5.00%	05/01/2038	30	33,891
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2036	45	51,382
Louisiana (State of), Series 2024 A, RB	5.00%	05/01/2038	25	28,145
Louisiana (State of), Series 2024 E, GO Bonds	5.00%	09/01/2034	15	17,678
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/01/2039	35	38,854
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/01/2040	75	82,109
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2037	80	89,790
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2024, RB	5.00%	04/15/2038	10	11,126
				451,728
Maine-0.20%
Bar Harbor (Town of), ME, Series 2024, GO Bonds	5.00%	09/01/2054	10	10,590
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.25%	07/01/2049	10	10,620
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2036	45	51,255
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2037	5	5,644
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2038	15	16,816
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	10/01/2039	40	44,529
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	25	26,469
				165,923
Maryland-1.20%
Maryland (State of), First series 2024 A, GO Bonds	5.00%	06/01/2038	10	11,413
Maryland (State of), First Series 2024 A, GO Bonds	5.00%	06/01/2036	175	203,169
Maryland (State of), Series 2019 A, GO Bonds	2.25%	08/01/2034	25	22,591
Maryland (State of) (Bidding Group 2), Series 2023, A GO Bonds	5.00%	03/15/2034	15	17,324
Maryland (State of) (Bidding Group 3), Series 2024, GO Bonds	5.00%	06/01/2037	120	138,006
Maryland (State of) (Bidding Group 3), Series 2024, GO Bonds	5.00%	06/01/2039	80	90,709
Maryland (State of) Department of Transportation, Series 2019, RB	3.00%	10/01/2034	30	29,631
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	105	107,910
Maryland (State of) Stadium Authority, Series 2024, RB	5.25%	06/01/2051	15	15,941
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	100	103,720
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2038	20	22,788
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2039	110	124,519
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2043	20	21,736
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2040	20	22,385
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2034	25	24,735
Prince George’s (County of), MD, Series 2019 A, GO Bonds	3.00%	07/15/2034	15	14,845
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	3.00%	06/15/2034	30	29,681
				1,001,103
Massachusetts-5.82%
Greater Fall River Vocational School District, Series 2025, GO Bonds	5.00%	06/01/2049	10	10,475
Massachusetts (Commonwealth of), Series 2015 D, GO Bonds	3.13%	09/01/2034	305	304,995
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2034	70	69,374
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	3.00%	09/01/2034	10	9,919
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.00%	03/01/2034	75	66,527
Massachusetts (Commonwealth of), Series 2023 B, GO Bonds	5.00%	10/01/2034	10	11,652
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2038	220	250,296
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2039	235	265,558
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2040	50	55,735
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2041	$35	$38,651
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	60	65,477
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	430	448,589
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2039	215	243,219
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2040	100	111,674
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2041	15	16,592
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	35	38,251
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2044	15	16,092
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	50	54,034
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	07/01/2044	85	91,719
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	07/01/2045	10	10,732
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2034	5	5,891
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2036	25	29,028
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2038	15	17,100
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2039	45	50,961
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2040	20	22,376
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	60	66,481
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2042	75	82,088
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	10	10,846
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	10	10,740
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2047	20	21,161
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	125	130,589
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2034	5	5,879
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2036	10	11,565
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	145	163,717
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2040	45	50,346
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	30	33,241
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	45	49,253
Massachusetts (Commonwealth of), Series 2024 C, GO Bonds	5.00%	08/01/2038	20	22,830
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2040	20	22,437
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2041	10	11,108
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	5	5,379
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	100	104,946
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	135	141,382
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2038	15	17,152
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2040	50	56,295
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	66,866
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2042	55	60,504
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2043	25	27,240
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2044	25	26,959
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2046	45	47,922
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2047	10	10,614
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	105	110,120
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2034	10	11,980
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2040	30	33,673
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2042	15	16,476
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	20	21,307
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2048	110	116,605
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	325	347,935
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2034	110	124,660
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	280	297,662
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds), Series 2024 C, GO Bonds	5.00%	08/01/2039	75	85,303
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	25	26,735
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	100	104,762
				4,859,675
Michigan-1.07%
Berkley School District, Series 2024, GO Bonds	5.00%	05/01/2049	110	116,492
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Great Lakes Water Authority, Series 2023 A, RB	5.00%	07/01/2037	$15	$17,004
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2037	130	147,364
Great Lakes Water Authority, Series 2023 A, Ref. RB	5.00%	07/01/2038	145	163,014
Great Lakes Water Authority, Series 2024 A, Ref. RB	5.00%	07/01/2037	25	28,339
Great Lakes Water Authority, Series 2024 B, Ref. RB	5.00%	07/01/2036	20	22,769
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2036	25	28,895
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	75	78,925
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	50	53,619
Michigan (State of) Building Authority (Facilities Program), Series 2024, RB	5.25%	10/15/2054	45	48,096
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2034	10	11,511
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	170	181,026
				897,054
Minnesota-1.05%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	100	104,322
Minnesota (State of), Series 2023, COP	5.00%	11/01/2034	40	46,658
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2038	5	5,740
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2040	25	28,207
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	10	11,053
Minnesota (State of), Series 2024 B, GO Bonds	4.00%	08/01/2037	135	143,845
Minnesota (State of), Series 2024 D, Ref. GO Bonds	5.00%	08/01/2034	25	29,585
Minnesota (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2034	20	23,668
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2036	10	11,663
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2037	80	92,544
Minnesota (State of) (Bidding Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2039	15	17,109
Minnesota (State of) Public Facilities Authority, Series 2023 A, RB	5.00%	03/01/2034	45	51,665
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	40	42,254
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	150	156,003
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2040	50	54,492
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	5.00%	01/01/2043	10	10,539
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	17,574
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2040	25	27,228
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2042	5	5,335
				879,484
Mississippi-0.01%
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities), Series 2024, Ref. RB	5.00%	08/01/2053	10	10,446
Missouri-0.41%
Curators of the University of Missouri (The), Series 2024, Ref. RB	5.00%	11/01/2034	100	117,550
Jackson County School District No. R-IV Blue Springs, Series 2024, Ref. GO Bonds	5.50%	03/01/2042	15	16,967
Jackson County School District No. R-IV Blue Springs, Series 2024, Ref. GO Bonds	5.50%	03/01/2043	20	22,463
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2034	5	5,741
St Louis Community College District, Series 2024, COP	5.00%	04/01/2041	30	32,606
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	140	148,640
				343,967
Nebraska-0.23%
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2039	70	78,716
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	75	80,947
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2024, Ref. RB	5.00%	01/01/2034	30	34,520
				194,183
Nevada-0.42%
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2036	30	34,275
Clark County School District, Series 2024 B, GO Bonds	5.00%	06/15/2039	20	22,380
Clark County School District, Series 2024, GO Bonds	5.00%	06/15/2038	80	90,012
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2034	$20	$23,373
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2036	60	69,364
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2037	45	51,607
Las Vegas Valley Water District, Series 2024 A, Ref. GO Bonds	5.00%	06/01/2038	50	56,767
North Las Vegas (City of), NV, Series 2024 B, Ref. GO Bonds	5.00%	06/01/2038	5	5,646
				353,424
New Hampshire-0.14%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	110	118,233
New Jersey-4.77%
Bergen County Improvement Authority (The), Series 2024, RB	5.00%	06/01/2054	10	10,771
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2034	135	117,796
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	50,079
New Jersey (State of) Economic Development Authority, Series 2024 SSS, Ref. RB	5.25%	06/15/2037	5	5,729
New Jersey (State of) Educational Facilities Authority, Series 2024 A-1, RB	5.00%	03/01/2037	35	40,275
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2038	115	131,780
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2040	40	45,139
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	15	16,445
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	240	260,336
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2024 A-1, RB	5.00%	03/01/2036	55	63,744
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	3.50%	07/01/2034	125	125,199
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	40	43,918
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	125	132,661
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	30	32,260
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2039	40	44,948
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	20	22,251
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	130	139,505
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, Ref. RB	5.00%	07/01/2036	25	28,792
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2034	5	5,692
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2034	85	97,454
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2036	150	171,551
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.00%	06/15/2037	180	204,058
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	5.25%	06/15/2039	205	232,441
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2039	300	334,391
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2040	25	27,601
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	80	88,955
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2036	135	154,396
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2037	35	39,678
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2038	65	73,077
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2039	70	78,025
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2040	40	44,161
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	40	43,718
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	50	54,115
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	175	187,746
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	55	58,575
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	95	100,269
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2044	225	239,527
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	50	53,658
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2054	100	106,638
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	170	181,580
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2045	$5	$5,323
New Jersey (State of) Turnpike Authority, Series 2025 B, RB	5.00%	01/01/2034	80	92,867
				3,987,124
New York-20.86%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2037	100	114,715
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2038	20	22,742
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2039	10	11,280
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	11,140
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	27,541
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	10	10,641
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	30	31,455
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	100	106,435
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	25	26,962
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	230	241,062
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	20	21,294
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2034	40	45,621
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2035	10	11,314
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2036	10	11,209
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2039	20	21,874
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2040	10	10,833
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	10	10,583
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	40	42,121
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.50%	11/15/2047	25	27,025
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2037	15	16,753
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2038	5	5,535
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	20	21,155
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	10	10,542
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	95	99,822
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	60	66,205
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	5	5,458
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	170	183,825
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	75	80,325
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	25	26,202
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	10	10,448
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2034	5	4,849
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	45	47,761
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	255	268,761
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2034	10	11,828
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2036	55	63,902
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2037	20	23,080
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2038	15	17,133
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2039	75	84,916
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2041	10	11,104
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2042	20	21,946
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	35	37,190
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	90	94,906
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2036	40	46,539
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2038	160	183,121
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2040	20	22,426
New York (City of), NY, Series 2006 J, GO Bonds, (INS - AGI)(a)	5.00%	06/01/2036	15	17,111
New York (City of), NY, Series 2016 C, Ref. GO Bonds	3.00%	08/01/2034	80	79,391
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	200	196,932
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	08/01/2034	10	11,419
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2034	15	17,128
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2034	125	142,735
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2034	25	28,892
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2036	25	28,538
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2037	185	209,618
New York (City of), NY, Series 2024 A, Ref. GO Bonds	5.00%	08/01/2038	35	39,247
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2036	60	68,355
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2037	$50	$56,558
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2038	220	246,295
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2039	60	66,724
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	65	69,745
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	75	79,764
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	45	47,464
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	40	42,242
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2039	25	27,862
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2041	10	10,850
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2042	25	26,918
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2047	130	135,561
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2048	150	156,021
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2037	30	33,947
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2038	190	212,785
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2039	50	55,625
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2040	20	21,929
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	135	143,649
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	55	58,037
New York (City of), NY, Series 2024 E, Ref. GO Bonds	5.00%	08/01/2034	15	17,335
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2038	25	28,042
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2040	105	115,557
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	50	52,030
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	140	148,591
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2046	100	105,817
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2048	80	83,909
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2049	50	52,347
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2037	15	17,305
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2039	115	130,717
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2034	95	111,539
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	220	232,794
New York (City of), NY Municipal Water Finance Authority, Subseries 2024, Ref. RB	5.00%	06/15/2034	135	158,503
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.00%	05/01/2034	35	34,274
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2039	5	5,581
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	55	58,985
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2040	70	77,378
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	25	27,429
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	100	106,073
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	115	121,309
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	5	5,235
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	20	20,831
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	90	95,414
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2037	20	22,709
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2039	40	44,650
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	35	38,268
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	300	318,220
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	50	51,858
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	45	48,654
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2034	10	11,612
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2036	205	233,469
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2038	75	83,902
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	150	166,099
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	215	236,561
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	30	32,783
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2039	50	55,469
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	35	38,429
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	65	70,852
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	90	96,042
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	195	206,062
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	62,639
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	5	5,194
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	$5	$5,185
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	100	105,135
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	310	334,744
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	95	100,491
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	60	62,532
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	110	116,867
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2037	10	11,288
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2038	80	89,813
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2039	240	266,551
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2040	175	192,583
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	30	32,783
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	10	10,577
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	330	347,933
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	70	72,360
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2037	170	192,225
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2038	30	33,742
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2038	45	50,613
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	100	110,540
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2037	20	22,615
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2038	25	28,119
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2040	60	66,324
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	75	79,555
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	35	36,642
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	165	170,767
New York (State of) Dormitory Authority, Series 2019, RB	3.00%	07/01/2034	15	14,482
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	10/01/2036	10	11,624
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	20	22,190
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	30	32,444
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	40	42,520
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	75	78,679
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	35	38,357
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2050	275	287,602
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	10	10,451
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	35	36,458
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	200	208,075
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2036	5	5,745
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2037	50	56,997
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2038	50	56,526
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	135	146,784
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	210	226,300
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	185	197,304
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	10	10,477
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	290	308,141
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	200	216,843
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2034	35	41,089
New York (State of) Dormitory Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	10/01/2038	15	17,090
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	10/01/2039	150	169,417
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB	5.50%	11/01/2047	370	388,193
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.00%	05/01/2034	140	159,509
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2039	30	30,259
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	120	125,190
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	55	57,600
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2034	20	22,787
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2036	15	16,797
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2042	20	21,134
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.), Series 2004 C, Ref. RB	4.00%	04/01/2034	35	36,336
New York (State of) Power Authority (Green Bonds), Series 2024 A, GO Bonds	5.00%	11/15/2043	10	10,892
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2037	10	11,577
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2038	15	17,172
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2039	$20	$22,702
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2040	5	5,619
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2041	10	11,123
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2036	60	69,505
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2038	10	11,392
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2039	95	107,432
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2040	20	22,330
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	15	16,416
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	50	54,226
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	85	89,715
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	120	127,712
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.00%	06/15/2047	20	21,457
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2034	10	11,867
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2037	75	86,636
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2039	10	11,373
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2042	45	49,514
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2043	45	49,096
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	100	106,906
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	10	10,840
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2034	15	17,419
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2034	10	11,544
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2038	215	244,832
New York State Urban Development Corp. (Bidding Group 1), Series 2024 A, RB	5.00%	03/15/2039	270	305,382
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2034	405	405,017
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	50	54,512
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	35	37,752
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2043	5	5,422
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	80	85,532
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	11/15/2044	50	53,628
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2046	105	110,628
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	20	21,339
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	80	83,279
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	105	110,642
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	460	482,737
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2037	15	17,201
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2039	20	22,586
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2040	35	39,158
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	5	5,533
Triborough Bridge & Tunnel Authority, Series 2024, RB	5.00%	05/15/2044	15	15,982
Triborough Bridge & Tunnel Authority, Series 2024, Ref. RB	5.00%	11/15/2036	50	57,946
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	40	41,892
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2037	60	68,853
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2038	75	85,360
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	225	238,481
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2024 A-1, RB	5.00%	05/15/2045	10	10,617
				17,425,548
North Carolina-0.62%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2034	30	35,467
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2038	25	28,688
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2040	45	50,724
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2043	10	10,929
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2044	75	81,156
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	225	238,032
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2020 B, RB	3.00%	05/01/2034	$15	$14,840
North Carolina (State of) Turnpike Authority (Monroe Expressway System), Series 2024, Ref. RB	5.00%	01/01/2041	20	21,998
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2054	20	20,631
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2034	15	17,448
				519,913
Ohio-1.63%
Allen (County of), IN, Series 2025, Ref. RB	5.00%	11/01/2034	20	23,015
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2037	65	73,307
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2023, Ref. RB	5.00%	02/15/2038	50	55,857
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2034	80	92,755
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2034	5	5,890
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2039	55	62,704
Columbus (City of), OH, Series 2024 A, GO Bonds	5.00%	08/15/2040	40	45,103
Franklin (County of), OH Convention Facilities Authority, Series 2024, Ref. RB	5.00%	12/01/2042	45	48,290
Hamilton (County of), OH, Series 2024, RB	5.00%	12/01/2053	45	47,031
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2034	25	24,696
Ohio (State of), Series 2023 A, Ref. GO Bonds	5.00%	03/15/2034	25	28,911
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2036	20	23,239
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2037	15	17,291
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2039	10	11,356
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2040	10	11,229
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2041	65	72,373
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2043	10	10,933
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	10	10,836
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2034	5	5,921
Ohio (State of) (Infrastructure Improvement), Series 2023, Ref. GO Bonds	5.00%	09/01/2034	40	46,520
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	12/01/2040	35	39,247
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	12/01/2045	40	43,145
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	30	32,741
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	10	10,829
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2038	65	73,923
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	75	82,546
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2034	45	44,891
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, GO Bonds	5.00%	12/01/2044	20	21,658
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 B, Ref. RB	5.00%	12/01/2034	5	5,876
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2044	5	5,435
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024, RB	5.00%	12/01/2043	50	54,569
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2042	10	11,006
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2038	50	57,214
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2039	20	22,707
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2041	10	11,169
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	25	26,510
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	45	47,799
Wyoming City School District, Series 2025, GO Bonds	5.00%	12/01/2061	50	52,100
				1,360,622
Oklahoma-0.59%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.25%	09/01/2034	65	74,932
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2037	105	118,735
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2039	10	11,118
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	10	10,877
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2038	55	61,932
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2042	$55	$59,595
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2043	10	10,703
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.00%	07/01/2049	80	85,010
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	45	47,334
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2054	10	10,465
				490,701
Oregon-0.37%
Oregon (State of), Series 2023, GO Bonds	5.00%	05/01/2034	80	92,292
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2034	10	11,722
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2036	30	34,526
Oregon (State of) Department of Transportation (Social Bonds) (Garvee), Series 2024, RB	5.00%	05/15/2038	10	11,319
Oregon (State of) Tri-County Metropolitan Transportation District (Garvee), Series 2018 A, RB	3.25%	10/01/2034	10	9,839
Tualatin Valley Water District, Series 2024, RB	5.00%	06/01/2054	140	148,101
				307,799
Pennsylvania-3.22%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2050	100	105,337
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	90	94,857
Delaware Valley Regional Finance Authority, Series 2023 A, Ref. RB	4.00%	03/01/2034	50	52,924
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	50	52,102
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2041	30	32,607
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	3.00%	05/15/2034	95	93,796
Pennsylvania (Commonwealth of), First series 2024 B, GO Bonds	5.00%	08/15/2038	20	22,579
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2034	5	5,852
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2036	20	23,064
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2037	5	5,699
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	5.00%	08/15/2039	70	78,558
Pennsylvania (Commonwealth of) (Bid Group B), Series 2023, GO Bonds	5.00%	09/01/2034	115	132,919
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	190	200,972
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2039	5	5,573
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2040	130	143,545
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2043	140	149,718
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	60	63,552
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	30	32,026
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2034	20	22,981
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2036	90	103,486
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2037	10	11,438
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	06/01/2038	30	34,053
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2038	5	5,671
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	50	53,418
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	50	53,556
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2038	30	34,177
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2039	30	33,837
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	100	109,846
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	40	43,520
Philadelphia (City of), PA, Series 2024 C, GO Bonds, (INS - AGI)(a)	5.00%	09/01/2036	30	34,630
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2037	45	51,473
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2038	15	17,032
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2039	80	90,237
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.00%	09/01/2040	20	22,409
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	$30	$32,337
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2054	30	32,156
Philadelphia (City of), PA, Series 2025 C, Ref. GO Bonds	5.00%	08/01/2034	50	58,242
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	80	85,163
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	150	158,478
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	50	53,017
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	185	195,318
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	45	48,689
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2023, Ref. RB	5.00%	06/01/2034	5	5,745
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2023, RB	5.00%	02/15/2034	5	5,820
				2,692,409
Rhode Island-0.23%
Rhode Island Commerce Corp. (Garvee), Series 2024, RB	5.00%	05/15/2038	75	83,834
Rhode Island Health & Educational Building Corp., Series 2024 D, RB, (INS - AGI)(a)	5.50%	05/15/2049	25	27,307
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.00%	05/15/2034	70	77,963
				189,104
South Carolina-2.24%
Charleston County Airport District, Series 2024 B, RB	5.00%	07/01/2049	200	210,017
Dorchester (County of), SC, Series 2024, RB	5.00%	10/01/2054	50	52,663
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	30	31,851
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2024, RB	5.00%	04/01/2034	10	11,358
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	80	85,094
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2034	120	137,399
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2035	100	113,439
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2037	30	33,474
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2038	30	33,188
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.00%	11/01/2039	30	32,990
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	90	100,577
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	15	16,593
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	30	32,425
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	290	316,084
South Carolina (State of) Jobs-Economic Development Authority (Wofford College), Series 2024, RB	5.00%	04/01/2034	10	11,294
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	30	32,390
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2038	55	61,337
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2039	5	5,541
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	85	92,401
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2037	140	158,461
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2040	10	11,063
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	55	59,583
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	$15	$15,748
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2054	205	213,609
				1,868,579
South Dakota-0.16%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	125	132,294
Tennessee-1.40%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	30	31,659
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.00%	12/01/2034	15	17,021
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	50	52,151
Hamilton (County of), TN, Series 2024 A, GO Bonds	5.00%	08/01/2041	85	94,481
Hamilton (County of), TN, Series 2024 A, GO Bonds	5.00%	08/01/2044	10	10,820
Johnson City (City of), TN Health & Educational Facilities Board, Series 2023 A, Ref. RB	5.00%	07/01/2034	55	61,026
Knoxville (City of), TN, Series 2024 A, RB	5.25%	06/01/2054	35	36,940
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2047	50	53,224
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2054	145	152,851
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	5	5,401
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2040	150	166,982
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2034	20	23,477
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2036	25	28,936
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	07/01/2034	5	5,681
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2034	30	35,311
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	150	158,980
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2054	60	63,203
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	90	94,287
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2043	10	10,854
Shelby (County of), TN, Series 2025 A, GO Bonds	5.00%	04/01/2045	5	5,368
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2034	25	28,081
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health Care), Series 2024 A, Ref. RB	5.25%	09/01/2039	30	32,434
				1,169,168
Texas-11.92%
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	56,853
Aldine Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	10	11,277
Arlington Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	30	34,285
Aurora (City of), IL, Series 2024, Ref. RB	5.00%	11/15/2038	25	28,225
Aurora (City of), IL, Series 2024, Ref. RB	5.00%	11/15/2039	35	39,208
Aurora (City of), IL, Series 2024, Ref. RB	5.00%	11/15/2040	15	16,696
Austin (City of), TX, Series 2023, Ref, RB	5.00%	11/15/2034	10	11,499
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2050	30	31,412
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2054	75	78,304
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2042	25	27,292
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	30	31,785
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	50	52,696
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2036	10	11,456
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	15	17,045
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2038	30	33,833
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2039	$110	$123,252
Board of Regents of the University of North Texas System, Series 2025 A, Ref. RB	5.00%	04/15/2034	5	5,782
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2034	5	5,877
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2037	90	103,165
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2039	5	5,635
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2043	20	21,737
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2038	20	22,672
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2039	20	22,542
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2040	65	72,771
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	95	105,259
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	75	82,245
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	75	80,032
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	60	64,086
Central Texas Turnpike System, Series 2024 C, Ref. RB	5.00%	08/15/2034	5	5,760
Central Texas Turnpike System, Series 2024 C, Ref. RB	5.00%	08/15/2040	45	49,434
Central Texas Turnpike System, Series 2024 C, Ref. RB	5.00%	08/15/2041	30	32,631
Clear Creek Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	65	74,234
Clifton Higher Education Finance Corp., Series 2025, Ref. RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	5	5,607
College Station Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	10	10,518
Comal Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2034	50	57,250
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	45	51,710
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	195	219,898
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	25	28,023
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	40	44,308
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2036	15	16,998
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	70	72,345
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	89,326
Cypress-Fairbanks Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	105	113,021
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2037	35	39,837
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2038	25	28,242
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2040	120	133,421
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	50	53,537
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	80	85,942
Dallas (City of), TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2034	5	5,708
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	15	14,819
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	55	61,131
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	70	77,023
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	15	16,200
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	75	86,170
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	70	74,491
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	70	73,240
Ector (County of), TX, Series 2024, GO Bonds	5.00%	02/15/2043	130	139,250
El Paso (City of), TX, Series 2025, Ref. RB	5.00%	03/01/2044	10	10,598
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2040	105	113,844
El Paso (County of), TX Hospital District, Series 2024, Ref. GO Bonds, (INS - AGI)(a)	5.00%	08/15/2043	10	10,537
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	10	10,510
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	20	22,796
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2037	25	27,922
Harris (County of) & Houston (City of), TX Sports Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	11/15/2038	40	44,343
Harris (County of), TX, Series 2023 A, Ref. RB	5.00%	08/15/2034	25	28,707
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	08/15/2036	65	74,530
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	09/15/2054	90	94,584
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2034	10	11,653
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2037	$65	$73,923
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2038	10	11,271
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2039	20	22,349
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2040	45	49,859
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	60	64,204
Harris (County of), TX, Series 2024 A, Ref. GO Bonds	5.00%	09/15/2049	25	26,342
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	75	78,820
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	150	160,634
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	30	31,917
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2036	65	73,963
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2037	35	39,534
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2039	75	83,354
Highland Park Independent School District, Series 2016, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2034	30	29,527
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2037	65	73,223
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2038	135	150,593
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2039	20	22,105
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2040	20	21,827
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2041	45	48,782
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	30	32,298
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	100	106,673
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	10	10,629
Houston (City of), TX, Series 2024 A, Ref. RB	5.00%	11/15/2035	65	74,894
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2036	40	45,723
Houston (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2037	25	28,349
Houston (City of), TX, Series 2024, Ref. RB	5.25%	11/15/2054	50	53,340
Houston Higher Education Finance Corp. (Rice University), Series 2024, RB	5.00%	05/15/2034	55	63,883
Huffman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	20	21,464
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	15	17,224
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	55	62,036
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	35	36,813
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	73,869
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	85	89,807
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	73,225
Leander Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2034	40	39,916
Lewisville Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	35	39,111
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2054	35	36,473
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2039	20	22,078
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2040	15	16,363
Lower Colorado River Authority, Series 2025 A, Ref. RB	5.00%	05/15/2041	45	48,615
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2039	30	33,348
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2040	5	5,492
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2041	60	65,271
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2042	125	134,881
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2043	10	10,715
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	170	176,779
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2034	15	17,264
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2039	25	27,597
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2040	10	10,908
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2043	20	21,195
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2050	55	56,879
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	180	187,177
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
McGregor Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	$160	$166,529
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	50	56,886
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	55	57,806
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2034	10	11,692
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	55	60,170
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	20	22,055
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	20	21,759
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	55	58,672
North Texas Tollway Authority, Series 2024 B, Ref. RB	5.00%	01/01/2037	5	5,610
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	65	68,144
Pampa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	75	78,894
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2036	30	34,624
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2037	15	17,173
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2038	30	33,990
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2039	135	152,064
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2034	5	5,873
Permanent University Fund - University of Texas System, Series 2024 B, Ref. RB	5.00%	07/01/2037	45	51,518
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	100	104,151
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	5	5,340
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	3.00%	08/01/2034	5	4,920
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2037	20	22,608
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2038	10	11,190
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2039	10	11,088
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2040	15	16,403
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2042	20	21,431
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2043	40	43,251
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	35	37,574
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	75	79,517
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2037	10	11,304
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2040	25	27,338
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2042	10	10,716
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	20	21,234
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2044	30	31,623
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	205	217,345
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	55	56,956
San Antonio (City of), TX Water System, Series 2024 B, RB	5.00%	05/15/2043	10	10,805
San Antonio (City of), TX Water System, Series 2024 B, RB	5.00%	05/15/2044	20	21,451
San Antonio (City of), TX Water System, Series 2024 B, RB	5.00%	05/15/2046	75	79,790
San Antonio (City of), TX Water System, Series 2024 B, RB	5.00%	05/15/2047	50	53,095
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	100	104,769
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2036	40	45,383
Texas (State of), Series 2024, Ref. GO Bonds	5.00%	10/01/2039	130	146,828
Texas (State of) Transportation Commission, Series 2024, Ref. GO Bonds	5.00%	04/01/2034	10	11,567
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2036	25	28,481
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 A, Ref. RB	5.00%	08/15/2038	100	112,149
Texas (State of) Water Development Board, Series 2019, RB	3.00%	10/15/2034	10	9,969
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2034	10	9,969
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2034	10	11,557
Texas (State of) Water Development Board, Series 2024 A, RB	5.00%	10/15/2040	120	134,236
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	175	188,406
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	130	136,592
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	100	104,297
Texas A&M University, Series 2024 A, GO Bonds	5.00%	05/15/2040	35	39,030
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2034	10	11,689
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2036	65	74,964
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2037	50	57,206
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2038	45	51,096
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2039	95	107,159
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2041	$10	$11,042
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	30	32,798
Texas State University Board of Regents, Series 2023 A, RB	5.00%	02/15/2034	30	34,141
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2038	50	56,127
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2041	65	70,940
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2042	5	5,408
Texas State University Board of Regents, Series 2024, Ref. RB	5.00%	03/15/2044	25	26,624
Tuloso-Midway Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	105	112,491
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.25%	08/01/2050	180	191,739
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.00%	08/01/2055	15	15,668
				9,954,449
Utah-0.70%
Iron (County of), UT, Series 2024, RB	5.00%	10/01/2064	100	103,685
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	115	120,613
Utah (State of), Series 2020, GO Bonds	3.00%	07/01/2034	100	99,419
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2037	35	40,117
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2038	45	51,169
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2039	20	22,602
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2040	80	89,350
Utah Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2041	10	11,065
Utah Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2042	45	49,293
				587,313
Virginia-1.06%
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	50	52,809
Fairfax (County of), VA, Series 2025 A, GO Bonds	4.00%	10/01/2034	10	10,859
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2035	5	5,838
Fairfax (County of), VA, Series 2025 A, GO Bonds	5.00%	10/01/2036	85	98,386
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	45	46,829
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2040	5	5,609
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	80	87,935
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2046	10	10,684
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2054	20	21,091
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.00%	02/01/2034	110	126,595
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2022, RB	3.50%	02/01/2034	10	10,189
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2023, Ref. RB	5.00%	02/01/2034	45	51,789
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2036	25	28,879
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2037	20	22,909
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2038	20	22,748
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2039	50	56,455
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2039	65	73,299
Virginia (Commonwealth of) Public Building Authority, Series 2024 A, RB	5.00%	08/01/2044	20	21,527
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2034	30	35,165
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2038	45	51,043
Virginia (Commonwealth of) Transportation Board (Transportation Capital), Series 2024, Ref. RB	5.00%	05/15/2039	25	28,160
Virginia Resources Authority, Series 2024 S, Ref. RB	5.00%	11/01/2054	15	15,851
				884,649
Washington-3.26%
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2038	50	56,826
Energy Northwest, Series 2024 A, Ref. RB	5.00%	07/01/2040	80	89,106
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2034	20	23,510
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Columbia Generating Station), Series 2023, Ref. RB	5.00%	07/01/2034	$45	$51,916
Energy Northwest (No. 1), Series 2023 A, Ref. RB	5.00%	07/01/2034	185	213,431
Energy Northwest (No. 3), Series 2024 A, Ref. RB	5.00%	07/01/2037	15	17,185
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2038	25	28,365
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2039	5	5,617
Grant (County of), WA Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series 2024, Ref. RB	5.00%	01/01/2040	10	11,101
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	100	112,726
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	5	5,521
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2037	20	23,011
King (County of), WA, Series 2024 A, Ref. GO Bonds	5.00%	07/01/2038	20	22,837
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2038	65	73,853
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2039	10	11,258
King (County of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	10	10,540
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2048	150	159,142
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	100	104,663
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	50	56,205
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	65	72,530
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	10	11,050
Tacoma (City of), WA (Green Bonds), Series 2024, Ref. RB	5.00%	12/01/2041	40	44,293
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2036	5	5,756
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2037	5	5,712
Washington (State of), Series 2023 R-2024A, Ref. GO Bonds	5.00%	02/01/2039	40	45,042
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	10	10,769
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2047	30	31,877
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2040	10	11,114
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2041	10	11,004
Washington (State of), Series 2024 R-2024C, Ref. GO Bonds	5.00%	08/01/2038	185	210,279
Washington (State of), Series 2024 R-2025A, Ref. GO Bonds	5.00%	07/01/2038	45	51,129
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2038	110	125,031
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2039	120	135,514
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	10	10,672
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	25	26,454
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2036	5	5,773
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2042	15	16,416
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2034	25	28,820
Washington (State of), Series R-2024A, Ref. GO Bonds	5.00%	02/01/2038	25	28,341
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2036	50	57,733
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2039	105	118,575
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	110	122,882
Washington (State of) (Bid Group 1), Series 2024 C, GO Bonds	5.00%	02/01/2039	65	73,193
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	95	102,613
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	10	10,685
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	210	222,466
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	55	55,008
				2,727,544
Wisconsin-0.99%
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2024 A, RB	5.00%	04/01/2049	25	25,885
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2034	85	98,369
Wisconsin (State of), Series 2024 B, GO Bonds	5.00%	05/01/2038	120	136,758
Wisconsin (State of), Series 2024 C, GO Bonds	5.00%	05/01/2043	10	10,885
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2024, Ref. GO Bonds	5.00%	05/01/2038	$75	$85,474
Wisconsin (State of), Series 2024-1, Ref. GO Bonds	5.00%	05/01/2034	10	11,782
Wisconsin (State of), Series 2025 A, GO Bonds	5.00%	05/01/2036	25	28,947
Wisconsin (State of), Series 2025 B, GO Bonds	5.00%	05/01/2036	15	17,530
Wisconsin (State of), Series 2025-1, Ref. GO Bonds	5.00%	05/01/2034	185	217,976
Wisconsin (State of) Department of Transportation, Series 2023, Ref. RB	5.00%	07/01/2034	30	34,874
Wisconsin (State of) Public Finance Authority, Series 2024, RB(b)	5.50%	07/01/2044	150	155,272
				823,752
TOTAL INVESTMENTS IN SECURITIES(c)-98.25% (Cost $80,390,368)				82,079,104
OTHER ASSETS LESS LIABILITIES-1.75%				1,461,828
NET ASSETS-100.00%				$83,540,932

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.27%
Alabama-1.24%
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	09/01/2044	$30	$32,403
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 A, RB	5.00%	03/01/2045	20	21,510
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2035	5	5,877
Alabama (State of) Federal Aid Highway Finance Authority, Series 2025 B, Ref. RB	5.00%	09/01/2036	5	5,828
Auburn University, Series 2025 A, RB	5.00%	06/01/2055	10	10,542
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2039	15	17,054
Mobile (City of), AL, Series 2025 A, GO Bonds	5.00%	02/15/2045	30	32,209
				125,423
Arizona-0.70%
Mesa (City of), AZ, Series 2025, RB, (INS - AGI)(a)	5.00%	07/01/2039	15	17,045
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2044	50	54,264
				71,309
California-16.74%
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2042	10	11,267
California (State of), Series 2016, GO Bonds	4.00%	09/01/2035	15	15,072
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2035	25	29,668
California (State of), Series 2025, GO Bonds	5.00%	08/01/2041	10	11,329
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	15	16,760
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	25	28,044
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	15	16,643
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	50	55,063
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	10	10,695
California (State of), Series 2025, GO Bonds	5.25%	08/01/2055	25	27,338
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2035	10	12,019
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2038	10	11,639
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	50	54,502
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	55	57,917
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	40	40,098
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	20	21,760
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.25%	04/01/2039	5	5,876
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2044	20	21,843
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2050	50	53,262
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	30	32,985
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	25	27,202
Foothill-De Anza Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2044	10	11,085
Imperial Irrigation District, Series 2016 C, Ref. RB	3.13%	11/01/2035	20	19,826
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2038	15	17,668
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	5	5,358
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	60	65,655
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	50	53,983
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	50	53,474
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	5	5,656
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	75	80,733
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	5	5,583
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	20	22,114
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2035	15	17,178
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2037	5	5,951
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	20	21,671
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	20	21,685
Los Angeles Unified School District, Series 2024, GO Bonds	5.00%	07/01/2039	5	5,817
Los Angeles Unified School District, Series 2025 A-1, GO Bonds	5.00%	07/01/2042	15	16,866
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	20	22,377
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	25	27,702
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	30	32,920
Metropolitan Water District of Southern California, Series 2025 A, Ref. RB	5.00%	04/01/2038	10	11,923
Orange (County of), CA Sanitation District, Series 2024 A, Ref. RB	5.00%	02/01/2035	5	6,012
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Pittsburg Unified School District, Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	$30	$31,801
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2050	40	43,745
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	30	32,656
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	10	10,830
San Diego (County of), CA Regional Transportation Commission, Series 2025 A, RB	5.00%	08/01/2049	50	53,950
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2039	5	5,882
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2041	5	5,736
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	45	50,437
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	25	26,843
San Dieguito Union High School District, Series 2025, Ref. GO Bonds	5.00%	08/01/2039	15	17,716
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	20	21,219
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	25	27,028
San Francisco Bay Area Rapid Transit District, Series 2025, GO Bonds	5.00%	08/01/2037	5	6,035
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2044	55	60,968
State Center Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2046	15	16,445
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2037	5	5,925
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2038	10	11,715
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2040	5	5,877
University of California, Series 2025 BZ, Ref. RB	5.00%	05/15/2041	5	5,705
University of California, Series 2025 CA, RB	5.00%	05/15/2039	5	5,815
University of California, Series 2025 CA, RB	5.00%	05/15/2040	10	11,532
University of California, Series 2025 CB, RB	5.00%	05/15/2038	5	5,858
University of California, Series 2025 CB, RB	5.00%	05/15/2040	40	46,127
University of California, Series 2025 CC, RB	5.00%	05/15/2037	5	5,925
University of California, Series 2025 CC, RB	5.00%	05/15/2044	20	22,064
University of California, Series 2025 CC, RB	5.00%	05/15/2047	5	5,421
University of California, Series 2025, Ref. RB	5.00%	05/15/2040	10	11,532
West Sacrament (City of), CA Enhanced Infrastructure Financing District No. 1, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2050	50	53,050
				1,700,056
Colorado-1.09%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2025, GO Bonds	5.50%	12/01/2041	25	29,243
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2038	5	5,784
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2043	20	21,983
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2050	50	54,111
				111,121
Connecticut-0.23%
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	01/15/2035	20	23,186
District of Columbia-2.07%
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2035	5	5,816
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2039	10	11,368
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2040	15	16,835
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2041	20	22,208
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2045	20	21,529
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2050	40	42,392
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2035	10	11,660
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.00%	07/15/2060	75	78,082
				209,890
Florida-3.95%
Florida (State of) (Capital Outlay), Series 2015 F, Ref. GO Bonds	3.25%	06/01/2035	25	24,911
Florida (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	07/01/2035	5	5,922
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2052	30	31,976
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2055	25	26,424
JEA Electric System, Series 2017 B, Ref. RB	4.00%	10/01/2035	10	10,083
JEA Electric System, Series 2024-3, Ref. RB, (INS - AGI)(a)	5.00%	10/01/2036	5	5,759
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2049	90	97,405
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2040	$10	$11,106
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	10	10,763
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2044	10	10,681
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2047	5	5,376
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2040	10	11,302
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.00%	10/01/2047	25	26,259
Pasco (City of), FL, Series 2025 A, RB	5.00%	10/01/2055	20	21,036
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.25%	10/01/2050	50	53,611
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.00%	09/01/2035	25	24,352
South Broward Hospital District, Series 2016, Ref. RB	3.00%	05/01/2035	25	23,950
				400,916
Georgia-0.90%
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2055	5	5,251
Metropolitan Atlanta Rapid Transit Authority, Series 2025 A, RB	5.00%	07/01/2043	5	5,463
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.25%	07/01/2050	5	5,417
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	45	47,662
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2040	10	11,491
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2043	5	5,562
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2044	10	11,037
				91,883
Hawaii-1.24%
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2040	10	11,103
Honolulu (City & County of), HI, Series 2025 D, Ref. GO Bonds	5.00%	07/01/2039	70	80,098
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2037	5	5,815
Honolulu (City & County of), HI, Series 2025, Ref. RB	5.00%	07/01/2038	25	28,835
				125,851
Idaho-0.22%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	5.00%	03/01/2041	20	22,015
Illinois-3.02%
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	4.00%	01/01/2035	15	14,609
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2035	5	5,619
Illinois (State of), Series 2024, Ref. GO Bonds	5.00%	02/01/2035	50	56,396
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	30	31,859
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	01/01/2038	10	11,472
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2044	30	32,302
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2037	50	56,368
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Center), Series 2025, Ref. RB	5.00%	08/15/2038	25	27,959
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2024 B, Ref. RB	5.00%	04/01/2035	5	5,730
Sales Tax Securitization Corp., Series 2024 A, Ref. RB	5.00%	01/01/2039	50	54,239
University of Illinois, Series 2016 A, Ref. RB	4.00%	04/01/2035	10	10,009
				306,562
Indiana-0.54%
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2044	10	10,925
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2045	40	43,441
				54,366
Iowa-0.21%
Iowa (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	08/01/2045	20	21,547
Kentucky-0.84%
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2037	10	11,495
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2040	40	44,583
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	$5	$5,408
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	10/01/2035	25	24,160
				85,646
Louisiana-0.44%
Louisiana (State of), Series 2025 A, Ref. GO Bonds	5.00%	05/01/2035	5	5,930
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2035	5	5,933
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2038	10	11,424
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2044	10	10,911
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2045	10	10,855
				45,053
Maryland-2.07%
Maryland (State of), Series 2025 A, GO Bonds	5.00%	06/01/2039	50	57,413
Maryland (State of) Transportation Authority, Series 2021 A, RB	3.00%	10/01/2035	25	24,561
Maryland Economic Development Corp. (Dept. of Health Heardquarters), Series 2025, RB	5.00%	06/01/2048	75	79,057
Montgomery (County of), MD, Series 2019 A, GO Bonds	3.00%	11/01/2035	50	49,415
				210,446
Massachusetts-4.46%
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2035	50	58,423
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2035	25	29,251
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2040	30	33,998
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2046	10	10,692
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2050	50	52,825
Massachusetts (Commonwealth of), Series 2025 B, GO Bonds	5.00%	06/01/2039	25	28,751
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2045	5	5,390
Massachusetts (Commonwealth of), Series 2025, RB	5.00%	06/01/2055	50	52,550
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB	5.50%	07/01/2055	50	53,433
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	50	54,444
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2040	30	33,958
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2055	5	5,261
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	5.00%	10/01/2048	5	5,330
Massachusetts (Commonwealth of) School Building Authority, Series 2025, Ref. RB	5.00%	02/15/2038	25	28,807
				453,113
Michigan-1.62%
L’Anse Creuse Public Schools, Series 2025 I, GO Bonds	5.00%	05/01/2049	10	10,548
Michigan (State of) Finance Authority, Series 2025 A, Ref. RB	5.00%	02/15/2055	5	5,292
Michigan (State of) Finance Authority, Series 2025 I, Ref. RB	5.00%	10/15/2050	10	10,542
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2035	5	5,779
Michigan (State of) Hospital Finance Authority (Corewell Health), Series 2025 A, RB	5.00%	08/15/2045	125	132,428
				164,589
Missouri-0.65%
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	55	55,082
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2025, Ref. RB	5.00%	12/01/2037	10	11,372
				66,454
Nebraska-1.06%
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2050	100	107,763
Nevada-0.06%
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2039	5	5,663
New Hampshire-0.05%
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.50%	08/01/2050	5	5,397
New Jersey-0.53%
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2055	50	53,986
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-22.97%
Metropolitan Transportation Authority, Series 2025 B, Ref. RB	5.00%	11/15/2041	$15	$16,303
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2040	5	5,458
Metropolitan Transportation Authority (Green Bonds), Series 2025 B, Ref. RB	5.00%	11/15/2043	5	5,333
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	50	53,562
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2035	50	47,918
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2044	20	21,759
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2045	40	43,255
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2039	25	28,604
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	30	31,827
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	50	52,750
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2043	45	48,122
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2039	35	39,515
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2041	5	5,462
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	15	16,087
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	50	52,793
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	75	79,986
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	60	62,497
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.25%	08/01/2035	10	9,725
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2039	20	22,544
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2040	25	27,881
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	10	10,911
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	10	10,902
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2038	5	5,654
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2039	10	11,181
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	55	60,611
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	110	116,988
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2045	50	53,951
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	10	10,388
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	35	37,653
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2038	50	56,535
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2038	5	5,654
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	5.00%	11/01/2040	20	22,207
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2035	25	25,088
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.00%	02/01/2035	20	18,884
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2039	15	17,559
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2035	5	5,842
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2039	75	85,566
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2040	20	22,535
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	25	27,095
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	115	122,521
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	55	57,537
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	70	73,066
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2038	10	11,561
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2039	100	113,486
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	15	16,313
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2043	5	5,405
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	10	10,731
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2040	5	5,623
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	10	10,764
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	25	26,001
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	50	53,863
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	10	10,631
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2041	10	11,123
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2044	100	107,135
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	35	37,439
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	3.00%	11/15/2035	15	14,947
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	11/15/2043	100	109,222
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.25%	11/15/2050	100	107,381
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2036	35	41,031
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	60	66,430
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	$20	$21,890
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	20	21,495
				2,332,180
North Carolina-0.11%
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2025 A, Ref. RB	5.00%	06/01/2039	10	11,238
Ohio-0.66%
Allen (County of), OH (Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2039	5	5,599
Ohio (State of), Series 2025 B, Ref. GO Bonds	5.00%	11/01/2035	5	5,962
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2040	10	11,318
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2041	10	11,224
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2047	25	27,461
Toledo City School District, Series 2025, GO Bonds, (CEP - Ohio School District)	5.00%	12/01/2054	5	5,275
				66,839
Oklahoma-1.64%
Oklahoma (State of) Capitol Improvement Authority, Series 2025, RB	5.25%	07/01/2055	100	107,157
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	55	59,167
				166,324
Oregon-0.23%
Oregon (State of), Series 2025, Ref. GO Bonds	5.00%	05/01/2039	10	11,486
Oregon (State of) Department of Transportation, Series 2024, RB	5.00%	05/15/2035	5	5,815
Oregon (State of) Lottery, Series 2025 A, Ref. RB	5.25%	04/01/2042	5	5,648
				22,949
Pennsylvania-2.82%
Pennsylvania (Commonwealth of), Second series 2016, GO Bonds	3.00%	09/15/2035	25	24,297
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2038	50	57,029
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2039	10	11,331
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2040	5	5,616
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2043	5	5,460
Pennsylvania (Commonwealth of) Turnpike Commission, Second series 2025, Ref. RB	5.00%	12/01/2045	5	5,399
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	50	53,757
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	20	21,672
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025-I, RB	5.00%	12/01/2037	10	11,609
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2039	20	22,781
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2040	10	11,276
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2041	40	44,671
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2042	10	11,054
				285,952
Rhode Island-0.32%
Rhode Island (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	30	32,440
South Carolina-1.04%
Clemson University, Series 2025 A, RB	5.00%	05/01/2055	100	106,012
Tennessee-0.87%
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2021 C, GO Bonds	3.00%	01/01/2035	90	88,244
Texas-14.41%
Alvin Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2053	10	10,700
Anna Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	40	42,832
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2044	10	10,879
Austin (City of), TX, Series 2025, GO Bonds	5.00%	09/01/2045	10	10,831
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2044	10	10,879
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	5.00%	08/15/2035	50	58,306
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2035	15	17,737
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2045	15	16,229
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	52,676
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Celina Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	$15	$16,027
Central Texas Turnpike System, Series 2024 A, Ref. RB	5.00%	08/15/2035	10	11,484
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	20	22,753
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	10	11,302
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	30	33,422
Frenship Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	50	53,344
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2035	15	17,363
Harris (County of), TX, Series 2025 A, Ref. GO Bonds	5.25%	09/15/2055	15	16,116
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2045	10	10,602
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2055	5	5,213
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2024, Ref. RB	5.00%	07/01/2035	5	5,746
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	50	53,188
Houston (City of), TX, Series 2025 B, RB	5.50%	07/01/2055	5	5,430
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2050	25	26,560
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	20	23,070
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	25	28,069
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2035	5	5,710
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2038	5	5,659
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2039	10	11,228
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.50%	05/15/2055	40	43,699
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	20	21,447
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2050	10	10,247
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	5	5,337
New Hope Cultural Education Facilities Finance Corp., Series 2025, RB	5.25%	08/15/2044	15	16,298
New Hope Cultural Education Facilities Finance Corp., Series 2025, RB	5.25%	08/15/2045	15	16,227
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2035	10	10,051
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2041	15	16,409
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	50	52,135
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	25	26,750
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	5.00%	07/01/2035	25	29,132
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	40	43,021
Red Oak Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	55	59,024
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2037	5	5,744
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	10	11,232
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	10	11,111
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	15	16,478
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2039	20	22,283
Seguin (City of), TX, Series 2025, GO Bonds	5.50%	09/01/2059	50	54,488
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	5	5,640
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	5.00%	03/01/2035	5	5,727
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2039	15	16,785
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.50%	11/15/2052	75	81,596
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2040	5	5,548
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2041	50	54,888
Tarrant County Cultural Education Facilities Finance Corp., Series 2025, Ref. RB	5.00%	12/01/2042	25	27,138
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	35	35,141
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018, RB	4.00%	10/15/2035	$15	$15,260
Texas (State of) Water Development Board, Series 2019, RB	3.00%	10/15/2035	50	49,362
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2035	15	14,809
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2038	10	11,500
Texas (State of) Water Development Board, Series 2025, RB	5.00%	10/15/2044	20	21,674
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	50	53,816
				1,463,352
Utah-0.81%
Downtown Revitalization Public Infrastructure District, Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2040	30	33,163
Downtown Revitalization Public Infrastructure District, Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2045	5	5,391
Local Building Authority of Alpine School District (West School District), Series 2025, RB	5.00%	03/15/2043	15	16,124
Local Building Authority of Alpine School District (West School District), Series 2025, RB	5.00%	03/15/2045	15	15,933
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2044	5	5,437
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2037	5	5,824
				81,872
Virginia-0.90%
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2017, RB	3.00%	02/01/2035	70	68,764
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	5.00%	02/01/2035	5	5,822
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2041	5	5,578
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2043	10	10,922
				91,086
Washington-5.07%
Energy Northwest, Series 2025 A, Ref. RB	5.00%	07/01/2039	10	11,416
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2037	25	29,097
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2043	10	10,927
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2042	25	27,573
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	10	11,365
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	10	11,258
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	10	11,104
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2035	5	5,867
Seattle (City of), WA, Series 2025, Ref. RB	5.00%	02/01/2039	10	11,396
University of Washington, Series 2025 A, Ref. RB	5.00%	04/01/2037	50	58,135
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2035	5	5,821
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2035	20	23,191
Washington (State of), Series 2024 C, Ref. GO Bonds	5.00%	08/01/2035	5	5,821
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2035	5	5,818
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2037	10	11,522
Washington (State of), Series 2024 R, Ref. GO Bonds	5.00%	07/01/2039	10	11,352
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	50	54,625
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	40	42,950
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	30	32,249
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2035	5	5,906
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2039	15	17,130
Washington (State of), Series 2025 D, Ref. GO Bonds	5.00%	08/01/2040	60	67,709
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2046	5	5,352
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2049	35	37,159
				514,743
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.49%
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	$50	$50,081
TOTAL INVESTMENTS IN SECURITIES(b)-96.27% (Cost $9,710,109)				9,775,547
OTHER ASSETS LESS LIABILITIES-3.73%				378,702
NET ASSETS-100.00%				$10,154,249

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025, for each Fund (except for Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2034 Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF, Invesco BulletShares 2032 High Yield Corporate Bond ETF and the "BulletShares Municipal Bond ETFs", which consist of: Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF, Invesco BulletShares 2029 Municipal Bond ETF, Invesco BulletShares 2030 Municipal Bond ETF, Invesco BulletShares 2031 Municipal Bond ETF, Invesco BulletShares 2032 Municipal Bond ETF, Invesco BulletShares 2033 Municipal Bond ETF, Invesco BulletShares 2034 Municipal Bond ETF and Invesco BulletShares 2035 Municipal Bond ETF. As of November 30, 2025, all of the securities in Invesco BulletShares 2029 Corporate Bond ETF, Invesco BulletShares 2030 Corporate Bond ETF, Invesco BulletShares 2034 Corporate Bond ETF, Invesco BulletShares 2029 High Yield Corporate Bond ETF, Invesco BulletShares 2032 High Yield Corporate Bond ETF and the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$168,266,955	$-	$168,266,955
Money Market Funds	2,198,097,964	-	-	2,198,097,964
Total Investments	$2,198,097,964	$168,266,955	$-	$2,366,364,919
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,213,371,290	$-	$4,213,371,290
Money Market Funds	50,814,047	174,236,522	-	225,050,569
Total Investments	$50,814,047	$4,387,607,812	$-	$4,438,421,859
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,271,436,895	$-	$4,271,436,895
Money Market Funds	20,900,791	360,234,250	-	381,135,041
Total Investments	$20,900,791	$4,631,671,145	$-	$4,652,571,936

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,032,861,070	$-	$3,032,861,070
Money Market Funds	14,653,755	310,696,672	-	325,350,427
Total Investments	$14,653,755	$3,343,557,742	$-	$3,358,211,497
Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,396,871,455	$-	$1,396,871,455
Money Market Funds	108,905	21,965,666	-	22,074,571
Total Investments	$108,905	$1,418,837,121	$-	$1,418,946,026
Invesco BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,169,731,550	$-	$1,169,731,550
Money Market Funds	151,428	35,886,201	-	36,037,629
Total Investments	$151,428	$1,205,617,751	$-	$1,205,769,179
Invesco BulletShares 2033 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$807,068,369	$-	$807,068,369
Money Market Funds	971,044	35,853,437	-	36,824,481
Total Investments	$971,044	$842,921,806	$-	$843,892,850
Invesco BulletShares 2035 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$77,291,421	$-	$77,291,421
Money Market Funds	122,703	2,325,942	-	2,448,645
Total Investments	$122,703	$79,617,363	$-	$79,740,066
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$27,166,360	$-	$27,166,360
Money Market Funds	555,641,393	-	-	555,641,393
Total Investments	$555,641,393	$27,166,360	$-	$582,807,753
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,060,387,881	$-	$1,060,387,881
Money Market Funds	88,709,904	45,686,511	-	134,396,415
Total Investments	$88,709,904	$1,106,074,392	$-	$1,194,784,296
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$668,038,052	$-	$668,038,052
Money Market Funds	10,478,634	103,257,558	-	113,736,192
Total Investments	$10,478,634	$771,295,610	$-	$781,774,244
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$528,739,124	$425	$528,739,549
Money Market Funds	1,311,072	106,060,995	-	107,372,067
Total Investments	$1,311,072	$634,800,119	$425	$636,111,616
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$181,140,152	$-	$181,140,152
Money Market Funds	90,465	14,377,501	-	14,467,966
Total Investments	$90,465	$195,517,653	$-	$195,608,118
Invesco BulletShares 2031 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$57,233,673	$-	$57,233,673
Money Market Funds	133,033	-	-	133,033
Total Investments	$133,033	$57,233,673	$-	$57,366,706

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2033 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,998,456	$-	$4,998,456
Money Market Funds	27,968	285,168	-	313,136
Total Investments	$27,968	$5,283,624	$-	$5,311,592